UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® International Fund Strategic Advisers® International Fund : FILFX

This annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 17	0.17%
What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, sub-adviser Causeway Capital Management (+18%), which employs a traditional value approach, doubled the return of the Fund's benchmark and was the top relative contributor for the period. Investment choices in the Europe ex U.K. region - particularly among health care and technology companies - along with a large underweight in Japan, helped its performance the most.
•Sub-advisers Arrowstreet Capital (+14%), Thompson Siegel & Walmsley (+14%) and the international value strategy run by MFS (+15%) also notably aided performance versus the benchmark.
•On the downside, sub-adviser William Blair Investment Management (+2%) was the largest relative detractor, as its opportunistic, quality-growth approach could not keep pace in a value-led market.
•A position in JOHCM International Select Fund (-2%) also hurt as its quality-growth approach with a momentum tilt was out of step with market leadership for much of the period.
•In terms of notable positioning changes this period, we transitioned our investment in Fidelity® Overseas Fund to a sub-advised mandate running the same strategy. This fund seeks to own high-quality companies purchased at attractive prices that the manager believes can outperform the market over the long term.
•During the period, we converted the Fund's investments in Fidelity® International Capital Appreciation Fund and JPMorgan International Research Enhanced Equity ETF into sub-advised mandates with comparable underlying investment exposure.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® International Fund	9.56%	9.07%	5.80%
MSCI EAFE Index	9.03%	8.93%	5.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$24,380,562,043
Number of Holdings	1,034
Total Advisory Fee	$35,366,182
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 55.5
International Equity Funds - 42.4
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Low Volatility Index Fund	5.0
Fidelity SAI International Index Fund	4.2
Artisan International Value Fund Investor Class	4.1
Fidelity Advisor International Discovery Fund - Class Z	3.9
Fidelity SAI International Value Index Fund	2.8
Fidelity Diversified International Fund	2.4
Fidelity SAI Japan Stock Index Fund	2.3
Fidelity SAI International Quality Index Fund	2.3
Oakmark International Fund Investor Class	2.1
iShares MSCI EAFE Value ETF	1.8
30.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912763.100    1557-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Strategic Advisers® Income Opportunities Fund Strategic Advisers® Income Opportunities Fund : FPIOX

This annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 19	0.18%
What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending February 28, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply, and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, sub-adviser T. Rowe Price (+9%) and Eaton Vance Income Fund of Boston (+8%) were the biggest detractors versus the benchmark this period.
•The former was hurt by security selection among cable TV and telecom companies hampered. This manager is the largest investment in the portfolio, so its performance has an outsized impact on the Fund overall. For Eaton Vance, its more-defensive positioning emphasizing higher-quality bonds could not keep pace amid the risk-driven rally during the period.
•On the plus side, sub-advisers PGIM and FIAM® each gained about 12% and were the top relative contributors the past 12 months. PGIM benefited from investment choices within the telecom, cable TV and health care categories. Bond picks in health care and telecom also boosted FIAM's result, along with security selection among media-related businesses.
•During the period, the Fund's underlying managers increased exposure to higher-conviction holdings but were being cautious about adding risk more broadly.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Income Opportunities Fund	9.88%	4.74%	4.62%
ICE® BofA® US High Yield Constrained Index	10.06%	4.78%	4.97%
Bloomberg U.S. Universal Bond Index	6.30%	-0.07%	1.87%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,444,385,838
Number of Holdings	1,400
Total Advisory Fee	$2,158,002
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 49.5
Corporate Bonds - 42.1
Bank Loan Obligations - 2.8
U.S. Treasury Obligations - 1.2
Common Stocks - 1.1
Preferred Securities - 1.1
Asset-Backed Securities - 0.9
Municipal Securities - 0.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Capital & Income Fund	12.3
Artisan High Income Fund Investor Shares	12.0
BlackRock High Yield Portfolio Class K	10.2
Eaton Vance Income Fund of Boston Class A	6.4
NYLI MacKay High Yield Corporate Bond Fund Class A	4.4
Vanguard High-Yield Corporate Fund Admiral Shares	4.2
US Treasury Notes	1.2
CSC Holdings LLC	0.7
CCO Holdings LLC / CCO Holdings Capital Corp	0.7
Tenet Healthcare Corp	0.7
52.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912769.100    1977-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Fidelity® International Fund Strategic Advisers® Fidelity® International Fund : FUSIX

This annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 12	0.12%
What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Fidelity® SAI International Value Index Fund (+15%) handily outpaced the portfolio's benchmark and was the top relative contributor for the period, benefiting from stock selection in the U.K., Europe and Pacific ex Japan region.
•Two mandates from sub-adviser FIAM® - International Equity Value (+15%) and Select International (+12%) also notably aided performance versus the benchmark. The former was propelled by the overall robust performance of value strategies, whereas stock selection in Japan and the Europe ex U.K. region boosted the latter.
•On the downside, Fidelity® SAI International Low Volatility Index Fund (+6%) was the largest relative detractor, as its defensively-oriented positioning lagged in an up-trending market where risk-taking was rewarded.
•In terms of notable positioning changes this period, we transitioned our investments in Fidelity® Overseas Fund and Fidelity® International Capital Appreciation Fund into sub-advised mandates with comparable underlying investment exposures.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Fidelity® International Fund	10.06%	8.97%	6.11%
MSCI EAFE Index	9.03%	8.93%	5.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$47,549,535,579
Number of Holdings	294
Total Advisory Fee	$42,225,171
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

International Equity Funds - 51.3
Common Stocks - 44.7
Preferred Stocks - 0.0
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Value Index Fund	14.0
Fidelity SAI International Index Fund	9.0
Fidelity Advisor International Discovery Fund - Class Z	7.7
Fidelity Diversified International Fund	7.3
Fidelity SAI International Low Volatility Index Fund	6.0
State Street Institutional U.S. Government Money Market Fund Premier Class	3.2
Fidelity SAI International Quality Index Fund	2.0
Fidelity Advisor International Growth Fund - Class Z	1.8
Fidelity SAI International Small Cap Index Fund	1.1
Fidelity SAI International Momentum Index Fund	0.9
53.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912767.100    1848-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Emerging Markets Fund Strategic Advisers® Emerging Markets Fund : FSAMX

This annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 31	0.29%
What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+3%) and the Select Emerging Markets Equity mandate from sub-adviser FIAM® (+7%) were the biggest detractors versus the benchmark this period. The former's defensively-oriented positioning lagged in an up-trending market where risk-taking was rewarded.
•Growth-oriented FIAM Select Emerging Markets Equity fared better on an absolute basis, but still lagged the broader Fund's benchmark, hampered by stock picks in South Korea - primarily among semiconductor companies - along with China and Brazil.
•Sub-adviser T. Rowe Price (+1%) also underperformed this period, pressured by investment choices in China and India, in addition to adverse positioning in Brazil.
•On the plus side, the Concentrated Emerging Markets mandate from FIAM® (+16%) was the top relative contributor, aided by the combination of outsized exposure and security selection in China. Favorable overall positioning in Taiwan and investment choices in South Korea also helped, as did non-benchmark exposure to Canada.
•Fidelity® SAI Emerging Markets Value Index Fund (+13%) provided a further boost to the broader Fund's relative outcome, benefiting from positioning in China and Taiwan, as well as picks in India and South Korea.
•In terms of notable positioning changes this period, we converted the Fund's investment in Fidelity Advisor® Emerging Markets Fund into a FIAM® sub-advised mandate with comparable underlying investment exposure.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Emerging Markets Fund	9.07%	4.28%	3.66%
MSCI Emerging Markets Index	10.06%	4.27%	3.52%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$12,491,050,682
Number of Holdings	929
Total Advisory Fee	$29,922,719
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 62.3
International Equity Funds - 33.0
Preferred Stocks - 0.1
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	12.6
Taiwan Semiconductor Manufacturing Co Ltd	6.8
Fidelity SAI Emerging Markets Low Volatility Index Fund	6.1
Fidelity SAI Emerging Markets Index Fund	5.1
Tencent Holdings Ltd	4.7
Goldman Sachs Emerging Markets Equity Fund Institutional Class	3.6
State Street Institutional U.S. Government Money Market Fund Premier Class	2.6
Samsung Electronics Co Ltd	2.1
Invesco Developing Markets Fund Class R6	1.5
Meituan B Shares	1.3
46.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912770.100    2261-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Core Income Fund Strategic Advisers® Core Income Fund : FPCIX

This annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•Against this backdrop, the Core Investment Grade mandate from sub-adviser FIAM® (+7%) and the Core Plus strategy from sub-adviser PGIM (+8%) were the top contributors versus the benchmark this period. Both managers were well positioned in an environment where credit spreads tightened and bond yields declined during the first half of the period, then rose during the second.
•More specifically, short-term U.S. Treasury holdings - where yields declined and prices rose in response to Fed rate cuts - aided FIAM, as did moderate allocations to high-yield corporate credit and commercial mortgage-backed securities . For PGIM, positions in collateralized loan obligations and commercial mortgage-backed securities helped the most.
•Fidelity® SAI® Total Bond Fund (+7%) was another notable relative contributor and was likewise well-situated for the shifting market landscape having adjusted the portfolio's interest-rate-sensitivity throughout the year. The fund also was propelled by stakes in short-term Treasurys, high-yield credit and leveraged loans.
•On the downside, the broader portfolio's exposure to intermediate- and long-duration U.S. Treasury funds collectively pressured relative performance. The Fund holds Treasurys in the portfolio primarily for liquidity and hedging purposes, however this year, longer-maturity Treasurys lagged the broader investment-grade bond market amid rising yields.
•In terms of notable positioning changes this period, we converted the Fund's investment in PIMCO Total Return Fund into a sub-advised mandate with comparable underlying investment exposure.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Core Income Fund	6.69%	0.19%	2.05%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$41,746,757,575
Number of Holdings	9,467
Total Advisory Fee	$18,984,439
Portfolio Turnover	181%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 45.6
U.S. Government Agency - Mortgage Securities - 18.5
U.S. Treasury Obligations - 13.8
Corporate Bonds - 13.7
CMOs and Other Mortgage Related Securities - 5.4
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 0.9
Preferred Securities - 0.2
Municipal Securities - 0.1
Bank Loan Obligations - 0.1
Others - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.3
Uniform Mortgage Backed Securities	7.9
Fidelity SAI Total Bond Fund	7.9
BNP Paribas SA	7.1
Fannie Mae Mortgage pass-thru certificates	5.0
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	4.5
iShares 7-10 Year Treasury Bond ETF	4.3
US Treasury Bonds	4.1
American Funds The Bond Fund of America Class F-2	3.4
Voya Intermediate Bond Fund Class I	3.3
56.8
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912768.100    1976-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity Rutland Square Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Heidi L. Steiger is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Steiger is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Strategic Advisers Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Income Opportunities Fund, and Strategic Advisers International Fund (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$45,700	$4,000	$12,600	$8,900
Strategic Advisers Emerging Markets Fund	$30,500	$2,700	$6,900	$6,000
Strategic Advisers Fidelity International Fund	$43,300	$3,800	$10,200	$8,500
Strategic Advisers Income Opportunities Fund	$26,100	$2,400	$6,900	$5,400
Strategic Advisers International Fund	$43,600	$3,800	$10,200	$8,600

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$45,200	$4,000	$9,700	$8,400
Strategic Advisers Emerging Markets Fund	$29,600	$2,700	$66,700	$5,600
Strategic Advisers Fidelity International Fund	$41,600	$3,800	$19,600	$7,900
Strategic Advisers Income Opportunities Fund	$26,000	$2,500	$6,700	$5,200
Strategic Advisers International Fund	$42,100	$3,800	$60,200	$8,000

A Amounts may reflect rounding

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Strategic Advisers, LLC (“Strategic Advisers”) and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
PwC	$14,854,400	$15,264,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Strategic Advisers’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Emerging Markets Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 62.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paladin Energy Ltd (b)	1,397,661	6,084,881
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	27,925	1,872,491
BRAZIL - 3.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	136,400	1,119,899
Interactive Media & Services - 0.0%
VTEX Class A (b)	57,397	275,506
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,141	2,933,571
TOTAL COMMUNICATION SERVICES		4,328,976

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	8,324	17,662,446
Hotels, Restaurants & Leisure - 0.0%
Arcos Dorados Holdings Inc Class A (c)	348,183	2,663,600
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	817,200	2,943,927
Cyrela Brazil Realty SA Empreendimentos e Participacoes	427,600	1,507,002
Direcional Engenharia SA	316,300	1,576,759
		6,027,688
Specialty Retail - 0.1%
C&A MODAS SA (b)	702,500	1,177,664
Grupo SBF SA	90,500	151,252
Lojas Renner SA	1,498,900	2,884,434
Vibra Energia SA	1,953,800	5,648,039
		9,861,389
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	1,212,249	5,353,320
Guararapes Confeccoes SA	59,400	61,946
		5,415,266
TOTAL CONSUMER DISCRETIONARY		41,630,389

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Atacadao SA	2,195,400	2,703,396
Raia Drogasil SA	5,600,768	16,533,142
		19,236,538
Food Products - 0.0%
Adecoagro SA (c)	68,687	733,577
BRF SA	354,500	1,079,579
		1,813,156
TOTAL CONSUMER STAPLES		21,049,694

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA	898,600	5,483,801
Petroleo Brasileiro SA	639,600	4,242,164
Petroleo Brasileiro SA ADR	3,077,213	41,080,794
PRIO SA/Brazil (b)	3,949,126	25,602,429
Ultrapar Participacoes SA	852,200	2,407,086
		78,816,274
Financials - 1.1%
Banks - 0.8%
Banco do Estado do Rio Grande do Sul SA Series B	11,000	20,178
Inter & Co Inc depository receipt	712,533	3,726,256
Itau Unibanco Holding SA	5,832,076	31,638,516
Itau Unibanco Holding SA ADR	2,636,111	14,472,249
Itausa SA	7,323,054	10,932,994
Itausa SA rights 4/11/2025 (b)	110,123	39,092
NU Holdings Ltd/Cayman Islands Class A (b)	3,222,660	34,643,595
		95,472,880
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	418,270	738,836
Banco BTG Pactual SA unit	5,711,833	30,636,958
		31,375,794
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)(c)	102,998	758,065
Insurance - 0.0%
BB Seguridade Participacoes SA	360,900	2,319,509
Porto Seguro SA	129,700	837,549
		3,157,058
TOTAL FINANCIALS		130,763,797

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	31,672,801	11,350,812
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	13,987
		11,364,799
Industrials - 0.5%
Aerospace & Defense - 0.0%
Embraer SA ADR (b)	36,812	1,754,092
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	67,900	296,619
Electrical Equipment - 0.3%
WEG SA	4,020,827	33,067,258
Ground Transportation - 0.2%
Localiza Rent a Car SA	3,318,775	15,839,525
Tegma Gestao Logistica SA	10,500	57,604
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,288,465	4,069,374
		19,966,503
Machinery - 0.0%
Marcopolo SA	1,744,820	2,178,191
TOTAL INDUSTRIALS		57,262,663

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,009,700	5,995,450
Materials - 0.8%
Containers & Packaging - 0.0%
Klabin SA unit	855,833	2,873,781
Metals & Mining - 0.7%
Bradespar SA	893,800	2,520,034
Gerdau SA	2,395,110	6,777,327
Gerdau SA ADR	7,369,408	20,855,425
Metalurgica Gerdau SA	727,300	1,132,768
Vale SA ADR (c)	5,902,738	55,662,820
		86,948,374
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio	6,879	14,313
Suzano SA	1,350,917	12,920,288
		12,934,601
TOTAL MATERIALS		102,756,756

Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	2,151,054	4,066,348
Equatorial Energia SA	2,410,088	12,304,951
Equatorial Energia SA	7,786	38,694
		16,409,993
Water Utilities - 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	475,100	1,877,757
Cia De Sanena Do Parana	546,776	497,774
		2,375,531
TOTAL UTILITIES		18,785,524

TOTAL BRAZIL		472,754,322
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC	102,501	2,031,245
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	162,100	7,137,218
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	169,031	662,100
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	1,185,716	25,855,364
TOTAL CHILE		26,517,464
CHINA - 19.8%
Communication Services - 5.7%
Entertainment - 0.7%
FriendTimes Inc (b)(d)	125,932	8,661
G-bits Network Technology Xiamen Co Ltd A Shares (China)	86,017	2,539,798
Kingnet Network Co Ltd A Shares (China)	990,600	2,075,482
Kingsoft Corp Ltd	254,200	1,315,743
NetDragon Websoft Holdings Ltd	85,000	125,495
Netease Inc	2,010,100	40,019,912
Netease Inc ADR	180,388	17,988,292
Tencent Music Entertainment Group Class A ADR	1,616,800	19,708,792
XD Inc (b)(d)	218,800	917,451
		84,699,626
Interactive Media & Services - 5.0%
Autohome Inc Class A ADR	136,290	3,916,975
Baidu Inc A Shares (b)	273,600	2,980,550
Bilibili Inc ADR (b)(c)	253,700	5,160,258
Bilibili Inc Z Shares (b)	308,080	6,257,562
Hello Group Inc Class A ADR	226,299	1,667,824
JOYY Inc Class A ADR (b)	39,740	1,859,435
Kanzhun Ltd ADR (b)	820,146	13,122,336
Kuaishou Technology B Shares (b)(d)(e)	2,381,100	15,550,801
Tencent Holdings Ltd	9,290,727	571,811,955
Tongdao Liepin Group (b)(d)	196,000	128,567
Weibo Corp Class A ADR	208,430	2,086,384
		624,542,647
Media - 0.0%
Shandong Publishing & Media Co Ltd A Shares (China)	1,221,700	1,696,450
Xiamen Jihong Technology Co Ltd A Shares (China)	188,700	333,925
		2,030,375
TOTAL COMMUNICATION SERVICES		711,272,648

Consumer Discretionary - 7.3%
Automobile Components - 0.2%
Autel Intelligent Technology Corp Ltd A Shares (China)	119,565	685,180
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,940,528	15,001,052
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	270,800	1,845,825
Hesai Group ADR (b)	68,694	1,230,310
Nexteer Automotive Group Ltd	350,000	226,412
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	1,066,800	5,478,546
		24,467,325
Automobiles - 0.5%
BYD Co Ltd H Shares	1,072,593	51,399,461
Geely Automobile Holdings Ltd	1,100,000	2,487,155
Li Auto Inc A Shares (b)	10,600	162,505
Li Auto Inc ADR (b)(c)	240,900	7,402,857
Loncin Motor Co Ltd A Shares (China)	1,545,700	2,273,013
SAIC Motor Corp Ltd A Shares (China)	371,996	843,036
XPeng Inc A Shares (b)	19,500	208,358
Zhejiang Qianjiang Motorcycle Co Ltd A Shares (China)	243,200	604,754
		65,381,139
Broadline Retail - 3.6%
Alibaba Group Holding Ltd	8,209,467	135,741,028
Alibaba Group Holding Ltd ADR	815,451	108,055,412
JD.com Inc A Shares	2,005,150	41,929,869
JD.com Inc ADR	1,066,640	44,692,216
PDD Holdings Inc Class A ADR (b)	841,100	95,624,659
Vipshop Holdings Ltd Class A ADR	668,715	10,512,200
		436,555,384
Diversified Consumer Services - 0.1%
China New Higher Education Group Ltd (d)(e)	377,000	50,424
New Oriental Education & Technology Group Inc	23,500	112,137
New Oriental Education & Technology Group Inc ADR	127,411	6,125,921
TAL Education Group Class A ADR (b)	942,814	12,181,157
		18,469,639
Hotels, Restaurants & Leisure - 2.2%
Atour Lifestyle Holdings Ltd ADR	77,004	2,364,793
Meituan B Shares (b)(d)(e)	7,871,452	164,348,404
Mixue Group H Shares	6,635	172,763
Shangri-La Asia Ltd	13,626,000	7,770,817
Trip.com Group Ltd	21,800	1,232,891
Trip.com Group Ltd ADR	1,093,117	61,957,872
Yum China Holdings Inc	766,258	37,860,808
		275,708,348
Household Durables - 0.5%
Changhong Meiling Co Ltd A Shares (China)	43,792	49,353
Guangdong Xinbao Electrical Appliances Holdings Co Ltd A Shares (China)	313,600	683,980
Haier Smart Home Co Ltd A Shares (China)	8,934,051	32,301,543
Haier Smart Home Co Ltd H Shares	4,160,322	13,326,204
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	205,000	872,223
Midea Group Co Ltd A Shares (China)	1,335,055	13,434,300
Midea Group Co Ltd H Shares	327,300	3,127,100
TCL Electronics Holdings Ltd	591,000	537,277
Vatti Corp Ltd A Shares (China)	681,200	675,553
Viomi Technology Co Ltd Class A ADR (b)	71,922	112,198
		65,119,731
Leisure Products - 0.0%
Zhejiang Cfmoto Power Co Ltd A Shares (China)	13,100	326,240
Specialty Retail - 0.1%
China Harmony Auto Holding Ltd	410,110	31,121
Grand Baoxin Auto Group Ltd (b)	209,460	4,180
Pop Mart International Group Ltd (d)(e)	326,600	4,390,435
Zhongsheng Group Holdings Ltd	1,586,399	2,588,787
		7,014,523
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	791,000	8,876,655
Bosideng International Holdings Ltd	1,214,000	591,776
Cabbeen Fashion Ltd	48,447	8,219
CECEP COSTIN New Materials Group Ltd (b)(f)	741,000	1
Li Ning Co Ltd	1,338,500	2,947,066
Shenzhen Fuanna Bedding and Furnishing Co Ltd A Shares (China)	568,700	638,170
Shenzhou International Group Holdings Ltd	390,018	2,856,264
Xtep International Holdings Ltd	154,500	102,420
Zhejiang Semir Garment Co Ltd A Shares (China)	2,092,100	1,827,552
		17,848,123
TOTAL CONSUMER DISCRETIONARY		910,890,452

Consumer Staples - 0.4%
Beverages - 0.4%
China Resources Beer Holdings Co Ltd	2,017,000	6,473,196
Eastroc Beverage Group Co Ltd A Shares (China)	62,150	1,892,687
Kweichow Moutai Co Ltd A Shares (China)	105,036	21,729,361
Nongfu Spring Co Ltd H Shares (d)(e)	1,399,000	6,240,925
Tsingtao Brewery Co Ltd A Shares (China)	21,493	206,368
Tsingtao Brewery Co Ltd H Shares	166,000	1,110,441
Wuliangye Yibin Co Ltd A Shares (China)	39,599	717,887
		38,370,865
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	1,628,514	5,265,561
Food Products - 0.0%
China Mengniu Dairy Co Ltd	1,372,000	3,135,923
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	45,300	176,417
		3,312,340
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	495,800	1,107,635
Personal Care Products - 0.0%
Chongqing Baiya Sanitary Products Co Ltd A Shares (China)	131,700	446,367
Giant Biogene Holding Co ltd (d)(e)	17,400	140,463
Mao Geping Cosmetics Co LTD H Shares	195,100	1,905,400
		2,492,230
TOTAL CONSUMER STAPLES		50,548,631

Energy - 0.0%
Energy Equipment & Services - 0.0%
China Petroleum Engineering Corp A Shares (China)	946,100	428,174
Oil, Gas & Consumable Fuels - 0.0%
China Merchants Energy Shipping Co Ltd A Shares (China)	2,052,557	1,778,364
COSCO SHIPPING Energy Transportation Co Ltd H Shares	182,000	151,880
PetroChina Co Ltd H Shares	2,168,000	1,621,845
		3,552,089
TOTAL ENERGY		3,980,263

Financials - 2.4%
Banks - 1.4%
Agricultural Bank of China Ltd H Shares	35,271,980	21,026,793
Bank of Chengdu Co Ltd A Shares (China)	2,184,729	4,821,238
China Construction Bank Corp H Shares	96,422,877	81,802,226
China Merchants Bank Co Ltd H Shares	5,062,807	29,720,010
China Minsheng Banking Corp Ltd H Shares	158,000	75,273
Chongqing Rural Commercial Bank Co Ltd H Shares	2,956,081	1,860,948
Industrial & Commercial Bank of China Ltd H Shares	40,924,870	28,981,880
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,310,000	2,737,795
		171,026,163
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	3,867,500	3,916,534
GF Securities Co Ltd H Shares	133,200	176,483
Huatai Securities Co Ltd H Shares (d)(e)	151,200	254,218
		4,347,235
Consumer Finance - 0.1%
LexinFintech Holdings Ltd Class A ADR	69,477	596,807
Qifu Technology Inc Class A ADR	151,609	6,076,489
		6,673,296
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	20,070,422	38,683,673
China Pacific Insurance Group Co Ltd H Shares	6,461,437	19,169,269
China Reinsurance Group Corp H Shares	835,000	104,430
China Taiping Insurance Holdings Co Ltd	3,709,234	5,471,822
New China Life Insurance Co Ltd H Shares	743,400	2,515,606
People's Insurance Co Group of China Ltd/The H Shares	5,169,000	2,550,920
PICC Property & Casualty Co Ltd H Shares	12,864,697	21,078,640
Ping An Insurance Group Co of China Ltd H Shares	4,429,298	26,253,589
		115,827,949
TOTAL FINANCIALS		297,874,643

Health Care - 0.6%
Biotechnology - 0.2%
3SBio Inc (d)(e)	1,899,000	1,789,526
Innovent Biologics Inc (b)(d)(e)	2,681,466	13,982,192
Zai Lab Ltd ADR (b)(c)	310,600	10,759,184
		26,530,902
Health Care Equipment & Supplies - 0.1%
Edan Instruments Inc A Shares (China)	140,500	236,164
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	384,325	13,403,753
		13,639,917
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd H Shares (d)(e)	2,030,800	15,548,918
Pharmaceuticals - 0.2%
Chengdu Kanghong Pharmaceutical Group Co Ltd A Shares (China)	600,784	1,593,234
China Medical System Holdings Ltd	1,113,000	1,176,890
China Resources Pharmaceutical Group Ltd (d)(e)	2,070,500	1,411,323
Hansoh Pharmaceutical Group Co Ltd (d)(e)	8,399,744	19,476,205
		23,657,652
TOTAL HEALTH CARE		79,377,389

Industrials - 1.9%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	153,900	275,813
ZTO Express Cayman Inc Class A ADR	225,793	4,378,126
		4,653,939
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co Ltd A Shares	1,915,700	3,134,840
Commercial Services & Supplies - 0.0%
Tuhu Car Inc A Shares (b)(d)(e)	200,400	407,296
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	393,700
China Railway Group Ltd H Shares	6,302,000	3,108,862
China State Construction International Holdings Ltd	1,100,000	1,680,030
Sinopec Engineering Group Co Ltd H Shares	574,738	431,461
		5,614,053
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares	661,912	24,144,744
Contemporary Amperex Technology Co Ltd A Shares (China)	911,669	33,255,198
Dongfang Electric Corp Ltd H Shares	355,200	439,900
Guodian Nanjing Automation Co Ltd A Shares (China)	438,600	445,157
Henan Pinggao Electric Co Ltd A Shares (China)	366,800	788,117
NARI Technology Co Ltd A Shares (China)	3,128,392	10,095,204
Sieyuan Electric Co Ltd A Shares (China)	2,167,396	21,770,771
		90,939,091
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	2,487,791	29,206,666
Industrial Conglomerates - 0.0%
CITIC Ltd	2,986,000	3,422,136
Citic Resources Holdings Ltd	590,000	26,675
		3,448,811
Machinery - 0.8%
Airtac International Group	425,365	12,532,015
CRRC Corp Ltd A Shares (China)	3,083,900	3,176,907
Huaming Power Equipment Co Ltd A Shares (China)	264,890	568,445
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	597,700	6,545,588
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,055,594	60,307,709
Sinotruk Hong Kong Ltd	1,007,072	2,680,293
		85,810,957
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	4,109,800	6,046,673
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	104,500	807,267
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	938,000	1,535,879
TOTAL INDUSTRIALS		231,605,472

Information Technology - 0.9%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	1,566,540	3,356,330
ZTE Corp H Shares	573,200	2,171,754
		5,528,084
Electronic Equipment, Instruments & Components - 0.2%
Aac Technologies Holdings Inc	91,000	527,979
BOE Technology Group Co Ltd A Shares (China)	23,248,300	13,788,099
FIH Mobile Ltd (b)	1,023,000	117,506
Luxshare Precision Industry Co Ltd A Shares (China)	657,681	3,929,897
Shenzhen Laibao Hi-tech Co Ltd A Shares (China)	702,500	1,045,816
Sunny Optical Technology Group Co Ltd	167,000	1,870,265
		21,279,562
Semiconductors & Semiconductor Equipment - 0.0%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	129,600	2,844,631
JinkoSolar Holding Co Ltd ADR (c)	18,668	420,590
NAURA Technology Group Co Ltd A Shares (China)	31,998	1,978,652
		5,243,873
Software - 0.0%
Horizon Robotics Inc A Shares (b)	3,192,714	3,404,765
Ming Yuan Cloud Group Holdings Ltd	524,000	232,791
Weaver Network Technology Co Ltd A Shares (China)	6,300	53,985
		3,691,541
Technology Hardware, Storage & Peripherals - 0.7%
Anker Innovations Technology Co Ltd A Shares (China)	14,000	215,146
Canaan Inc Class A ADR (b)	24,721	32,385
Lenovo Group Ltd	10,160,000	15,231,531
Xiaomi Corp B Shares (b)(d)(e)	8,634,446	57,803,448
		73,282,510
TOTAL INFORMATION TECHNOLOGY		109,025,570

Materials - 0.5%
Chemicals - 0.2%
China BlueChemical Ltd H Shares	151,629	40,016
Satellite Chemical Co Ltd A Shares (China)	3,635,640	10,629,249
Wanhua Chemical Group Co Ltd A Shares (China)	738,400	6,988,429
Yunnan Yuntianhua Co Ltd A Shares (China)	477,500	1,374,070
Zhejiang NHU Co Ltd A Shares (China)	1,680,867	4,890,224
		23,921,988
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	348,496	1,114,570
Anhui Conch Cement Co Ltd H Shares	728,500	1,991,058
Asia Cement China Holdings Corp	23,814	7,088
		3,112,716
Metals & Mining - 0.3%
China Hongqiao Group Ltd	1,935,000	3,111,243
China Zhongwang Holdings Ltd (b)(f)	350,800	0
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,216,000	624,317
Zhaojin Mining Industry Co Ltd H Shares	533,500	907,007
Zijin Mining Group Co Ltd H Shares	15,381,152	29,056,806
		33,699,373
TOTAL MATERIALS		60,734,077

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	1,133,000	2,100,938
KE Holdings Inc ADR	426,397	9,495,861
		11,596,799
TOTAL CHINA		2,466,905,944
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	165,376	1,569,457
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	32,687	1,409,703
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	4,600	13,060,444
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	89,504	13,648,505
TOTAL FRANCE		26,708,949
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	40,896	2,212,052
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	48,400	5,465,328
GREECE - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	555,599	9,855,596
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (b)	18,136	102,831
Financials - 0.6%
Banks - 0.6%
Eurobank Ergasias Services and Holdings SA	12,067,525	31,485,073
National Bank of Greece SA	4,380,915	40,555,495
Piraeus Financial Holdings SA	825,902	3,899,786
		75,940,354
TOTAL GREECE		85,898,781
HONG KONG - 0.4%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd	2,109,457	700,484
Specialty Retail - 0.0%
Pou Sheng International Holdings Ltd	265,273	19,158
TOTAL CONSUMER DISCRETIONARY		719,642

Financials - 0.3%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	110,800	4,994,643
Insurance - 0.3%
AIA Group Ltd	2,832,872	21,751,892
TOTAL FINANCIALS		26,746,535

Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	1,128,000	1,910,785
Industrials - 0.1%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (b)	378	45
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	127,700	5,104,761
Machinery - 0.0%
Techtronic Industries Co Ltd	234,000	3,274,760
Marine Transportation - 0.1%
Orient Overseas International Ltd	140,500	1,880,742
Pacific Basin Shipping Ltd	29,295,800	5,922,701
		7,803,443
TOTAL INDUSTRIALS		16,183,009

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	398,000	1,537,357
TOTAL HONG KONG		47,097,328
HUNGARY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	56,151	230,419
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	1,420,946
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	975,934	59,770,774
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	1,182,313	32,811,434
TOTAL HUNGARY		94,233,573
INDIA - 8.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,197,128	4,454,648
Interactive Media & Services - 0.0%
Info Edge India Ltd	37,459	3,013,503
Media - 0.0%
Jagran Prakashan Ltd	30,888	23,878
TV Today Network Ltd	18,378	33,071
		56,949
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	3,629,612	65,487,873
TOTAL COMMUNICATION SERVICES		73,012,973

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
FIEM Industries Ltd	5,487	86,500
Automobiles - 0.3%
Eicher Motors Ltd	52,925	2,897,251
Hyundai Motor India Ltd	115,204	2,279,849
Mahindra & Mahindra Ltd	956,808	28,422,267
		33,599,367
Hotels, Restaurants & Leisure - 0.5%
EIH Associated Hotels	8,068	29,358
Indian Hotels Co Ltd/The	505,797	4,164,351
MakeMyTrip Ltd (b)(c)	252,154	24,272,344
Zomato Ltd (b)	9,293,810	23,760,131
		52,226,184
Household Durables - 0.0%
Amber Enterprises India Ltd (b)	17,316	1,121,072
Dixon Technologies India Ltd (d)	20,098	3,225,022
Symphony Ltd	29,492	359,467
		4,705,561
Specialty Retail - 0.0%
Trent Ltd	3,707	206,879
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	81,229	316,447
Century Enka Ltd	5,958	35,174
Kewal Kiran Clothing Ltd	11,290	60,335
Page Industries Ltd	1,967	913,567
Pearl Global Industries Ltd	1,741	26,837
Sutlej Textiles and Industries Ltd (b)	10,634	4,815
Titan Co Ltd	78,000	2,759,802
Vardhman Textiles Ltd	4,892	21,332
		4,138,309
TOTAL CONSUMER DISCRETIONARY		94,962,800

Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	1,196,486	5,986,068
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	33,331	1,300,732
Food Products - 0.0%
Bombay Burmah Trading Co	7,611	145,024
DCM Shriram Industries Ltd	20,253	35,925
Kaveri Seed Co Ltd	27,257	312,894
Tata Consumer Products Ltd	438,263	4,854,584
		5,348,427
Personal Care Products - 0.1%
Bajaj Consumer Care Ltd	34,018	60,723
Colgate-Palmolive India Ltd	119,940	3,385,813
Emami Ltd	102,409	623,112
Gillette India Ltd	1,088	98,301
Hindustan Unilever Ltd	115,848	2,906,801
		7,074,750
Tobacco - 0.0%
Godfrey Phillips India Ltd	2,150	128,376
ITC Ltd	607,651	2,756,135
		2,884,511
TOTAL CONSUMER STAPLES		22,594,488

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Bharat Petroleum Corp Ltd	1,351,646	3,694,077
Coal India Ltd	3,188,103	13,545,875
Hindustan Petroleum Corp Ltd	473,467	1,599,193
Indian Oil Corp Ltd	3,101,626	4,053,670
Oil & Natural Gas Corp Ltd	2,965,401	7,696,788
Oil India Ltd	136,067	536,773
Petronet LNG Ltd	619,400	2,017,497
Reliance Industries Ltd	3,670,663	50,622,762
Reliance Industries Ltd GDR (e)	279,400	15,255,240
		99,021,875
Financials - 3.0%
Banks - 2.2%
Axis Bank Ltd	2,532,579	29,591,325
Bank of Baroda	593,677	1,346,764
Canara Bank	2,199,374	2,050,708
DCB Bank Ltd	51,533	61,706
HDFC Bank Ltd	5,743,374	114,427,109
HDFC Bank Ltd ADR	493,076	30,383,343
ICICI Bank Ltd	5,145,433	71,446,996
ICICI Bank Ltd ADR	357,329	9,962,333
Indian Bank	69,287	406,816
Karur Vysya Bank Ltd/The	528,830	1,222,381
Kotak Mahindra Bank Ltd	797,028	17,430,223
Union Bank of India Ltd	1,293,427	1,673,848
		280,003,552
Capital Markets - 0.1%
360 ONE WAM Ltd	899,400	10,319,305
Aditya Birla Sun Life Asset Management Co Ltd	29,628	209,834
Central Depository Services India Ltd (d)	46,509	593,465
Geojit Financial Services Ltd (b)	61,349	50,427
HDFC Asset Management Co Ltd (d)(e)	113,668	4,738,402
IIFL Capital Services Ltd	50,982	128,257
Multi Commodity Exchange of India Ltd	11,642	669,482
Nahar Capital and Financial Services Ltd	1,596	4,151
Nuvama Wealth Management Ltd	588	36,489
SMC Global Securities Ltd	61,248	80,736
UTI Asset Management Co Ltd	38,592	416,797
VLS Finance Ltd	24,557	60,092
		17,307,437
Consumer Finance - 0.3%
Bajaj Finance Ltd	180,912	17,750,061
Five-Star Business Finance Ltd (b)	368,024	3,220,263
Manappuram Finance Ltd	181,776	420,212
Muthoot Finance Ltd	133,887	3,280,376
Repco Home Finance Ltd	17,748	67,289
Shriram Finance Ltd	930,635	6,608,018
		31,346,219
Financial Services - 0.1%
LIC Housing Finance Ltd	367,713	2,103,837
Power Finance Corp Ltd	957,604	4,034,424
PTC India Financial Services Ltd (b)	109,546	39,471
REC Ltd	2,445,776	10,197,551
		16,375,283
Insurance - 0.3%
HDFC Life Insurance Co Ltd (d)(e)	2,291,261	16,020,708
PB Fintech Ltd (b)	733,711	12,381,122
SBI Life Insurance Co Ltd (d)(e)	408,500	6,708,283
		35,110,113
TOTAL FINANCIALS		380,142,604

Health Care - 0.6%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	119,179	8,278,482
Indraprastha Medical Corp Ltd	22,405	92,018
Kovai Medical Center and Hospital	1,513	93,282
Max Healthcare Institute Ltd	2,132,347	23,945,353
		32,409,135
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	23,047	1,446,787
Onesource Specialty Pharma Ltd	51,713	738,313
		2,185,100
Pharmaceuticals - 0.3%
Ajanta Pharma Ltd	5,125	146,205
Alembic Pharmaceuticals Ltd	30,063	256,411
Alkem Laboratories Ltd	29,508	1,571,213
Aurobindo Pharma Ltd	289,232	3,514,474
Cipla Ltd/India	72,199	1,166,788
Dr Reddy's Laboratories Ltd	146,260	1,872,090
GlaxoSmithKline Pharmaceuticals Ltd	4,567	129,837
Glenmark Pharmaceuticals Ltd	130,473	1,916,134
Lincoln Pharmaceuticals Ltd	5,461	32,681
Lupin Ltd	366,834	8,017,650
Mankind Pharma Ltd (b)	154,124	4,055,480
Natco Pharma Ltd	210,561	1,862,774
Sun Pharmaceutical Industries Ltd	811,727	14,818,250
Zydus Lifesciences Ltd	150,926	1,518,660
		40,878,647
TOTAL HEALTH CARE		75,472,882

Industrials - 0.8%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (d)	672,413	23,899,225
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	1,371,500	3,936,758
Transport Corp of India Ltd	11,277	116,764
		4,053,522
Building Products - 0.0%
Astral Ltd	29,425	451,037
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	84,527	444,599
Construction & Engineering - 0.4%
Ahluwalia Contracts India Ltd	2,781	20,688
ITD Cementation India Ltd	156,893	967,783
Larsen & Toubro Ltd	1,122,406	40,841,146
Voltas Ltd	163,059	2,471,571
		44,301,188
Electrical Equipment - 0.0%
Triveni Turbine Ltd	101,539	569,014
Industrial Conglomerates - 0.0%
3M India Ltd	406	122,657
Nava Ltd	315,266	1,443,326
		1,565,983
Machinery - 0.1%
Ashok Leyland Ltd	2,420,204	5,930,481
Force Motors Ltd	2,149	164,512
Kirloskar Brothers Ltd	4,051	74,239
NRB Bearings Ltd	52,129	123,983
		6,293,215
Professional Services - 0.1%
Computer Age Management Services Ltd	292,313	10,586,018
eClerx Services Ltd	7,334	238,395
Firstsource Solutions Ltd	405,583	1,615,631
WNS Holdings Ltd ADR	25,383	1,443,531
		13,883,575
TOTAL INDUSTRIALS		95,461,358

Information Technology - 1.3%
IT Services - 1.3%
Coforge Ltd	35,954	3,051,506
HCL Technologies Ltd	1,032,618	18,707,439
Infosys Ltd	2,003,246	39,207,881
Infosys Ltd ADR (c)	799,871	16,077,407
Persistent Systems Ltd	3,886	237,268
Saksoft Limited	35,043	67,582
Tata Consultancy Services Ltd	1,891,771	75,706,490
Tech Mahindra Ltd	83,293	1,427,041
Wipro Ltd	569,794	1,821,452
Zensar Technologies Ltd	165,559	1,408,073
		157,712,139
Software - 0.0%
AurionPro Solutions Ltd	1,602	25,134
KPIT Technologies Ltd	91,322	1,258,080
Nucleus Software Exports Ltd	28,080	275,591
Oracle Financial Services Software Ltd	4,012	358,897
		1,917,702
TOTAL INFORMATION TECHNOLOGY		159,629,841

Materials - 0.3%
Chemicals - 0.0%
Akzo Nobel India Ltd	1,328	47,339
Andhra Sugars Ltd/The	48,522	39,664
Asian Paints Ltd	100,023	2,500,026
Chambal Fertilisers and Chemicals Ltd	178,936	1,098,661
GHCL Ltd	19,449	129,074
Grauer & Weil India Ltd	64,946	64,776
Mayur Uniquoters Ltd	15,317	82,392
Paradeep Phosphates Ltd (d)(e)	61,484	61,471
Solar Industries India Ltd	10,975	1,100,696
Tamilnadu Petroproducts Ltd	29,740	23,066
		5,147,165
Construction Materials - 0.2%
JK Cement Ltd	233,952	11,789,606
NCL Industries Ltd	21,490	46,176
UltraTech Cement Ltd	36,100	4,198,783
		16,034,565
Containers & Packaging - 0.0%
Time Technoplast Ltd	17,065	70,241
Metals & Mining - 0.1%
Hindalco Industries Ltd	479,113	3,502,097
Indian Metals & Ferro Alloys Ltd	6,075	43,434
Jindal Saw Ltd	253,674	718,957
Jindal Steel & Power Ltd	234,707	2,317,023
National Aluminium Co Ltd	1,039,174	2,133,445
Tata Steel Ltd	1,138,784	1,800,498
		10,515,454
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd	7,875	24,758
TOTAL MATERIALS		31,792,183

Real Estate - 0.0%
Office REITs - 0.0%
Embassy Office Parks REIT	274,549	1,145,352
Real Estate Management & Development - 0.0%
NESCO Ltd	11,247	112,352
Oberoi Realty Ltd	91,140	1,556,830
		1,669,182
TOTAL REAL ESTATE		2,814,534

Utilities - 0.3%
Electric Utilities - 0.2%
CESC Ltd	240,696	362,562
Power Grid Corp of India Ltd	7,095,422	20,448,157
		20,810,719
Gas Utilities - 0.0%
GAIL India Ltd	2,171,571	3,908,962
Independent Power and Renewable Electricity Producers - 0.1%
JSW Energy Ltd	223,034	1,190,867
NTPC Ltd	2,221,261	7,958,523
		9,149,390
TOTAL UTILITIES		33,869,071

TOTAL INDIA		1,068,774,609
INDONESIA - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	6,045,600	865,321
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,245,700	136,952
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	14,080,300	1,883,261
Food Products - 0.1%
Dharma Satya Nusantara Tbk PT	2,180,700	120,646
Indofood CBP Sukses Makmur Tbk PT	3,058,200	1,942,935
Indofood Sukses Makmur Tbk PT	11,859,300	5,097,441
Japfa Comfeed Indonesia Tbk PT	2,294,315	258,317
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	27,442
Triputra Agro Persada PT	990,800	48,177
		7,494,958
TOTAL CONSUMER STAPLES		9,378,219

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adaro Andalan Indonesia PT	2,274,881	930,094
Alamtri Resources Indonesia Tbk PT	47,349,600	5,932,768
Baramulti Suksessarana Tbk PT	28,475	6,904
Bukit Asam Tbk PT	4,537,126	710,723
Indika Energy Tbk PT	1,227,841	98,985
Indo Tambangraya Megah Tbk PT	781,400	1,117,821
United Tractors Tbk PT	2,099,200	2,834,016
		11,631,311
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	138,284,511	70,469,224
Bank Danamon Indonesia Tbk PT	355,601	51,058
Bank Mandiri Persero Tbk PT	17,195,194	4,814,296
Bank Negara Indonesia Persero Tbk PT	9,523,368	2,325,160
Bank Rakyat Indonesia Persero Tbk PT	28,457,400	5,833,526
		83,493,264
Insurance - 0.0%
Panin Financial Tbk PT (b)	2,868,938	53,722
TOTAL FINANCIALS		83,546,986

Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	3,789,084	69,109
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	79,275
Ground Transportation - 0.0%
Rmk Energy Tbk PT	2,594,800	79,291
Industrial Conglomerates - 0.0%
Astra International Tbk PT	10,632,200	2,907,521
TOTAL INDUSTRIALS		3,135,196

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	18,440,700	1,677,226
TOTAL INDONESIA		110,371,211
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ferrari NV	11,900	5,528,383
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	22,600	5,736,008
KAZAKHSTAN - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR	211,177	22,118,679
KOREA (SOUTH) - 5.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
KT Corp	548,755	17,646,685
LG Uplus Corp	301,245	2,182,610
		19,829,295
Entertainment - 0.0%
Com2uSCorp	2,100	64,633
Gravity Co Ltd ADR (b)	279	15,850
Krafton Inc (b)	9,561	2,251,612
Mgame Corp	34,930	119,852
Webzen Inc	11,695	98,249
Wysiwyg Studios Co Ltd (b)	42,366	38,140
		2,588,336
Interactive Media & Services - 0.2%
Kakao Corp	51,694	1,532,634
NAVER Corp	158,481	22,537,121
SOOP Co Ltd	10,745	734,306
Webtoon Entertainment Inc	548,500	4,958,440
		29,762,501
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	80,943	3,098,997
TOTAL COMMUNICATION SERVICES		55,279,129

Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Dae Won Kang Up Co Ltd	9,479	24,338
Hankook Tire & Technology Co Ltd	78,829	2,046,628
Hyundai Mobis Co Ltd	116,306	19,589,869
PHA Co Ltd	10,325	74,191
Seoyon Co Ltd	15,754	75,277
SJG Sejong	11,274	32,313
Yoosung Enterprise Co Ltd	12,624	16,021
		21,858,637
Automobiles - 0.4%
Hyundai Motor Co	124,139	16,475,687
Kia Corp	519,182	33,232,172
		49,707,859
Broadline Retail - 0.0%
SAVEZONE I&C CORP	11,337	16,271
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	20,692
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	161,318
Kangwon Land Inc	123,109	1,354,936
		1,516,254
Household Durables - 0.0%
LG Electronics Inc	77,679	4,210,437
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	19,151
Textiles, Apparel & Luxury Goods - 0.0%
Lf Corp	4,141	46,782
Youngone Corp	35,983	1,175,793
		1,222,575
TOTAL CONSUMER DISCRETIONARY		78,571,876

Consumer Staples - 0.1%
Food Products - 0.0%
Maeil Dairies Co Ltd	1,869	43,205
Tobacco - 0.1%
KT&G Corp	178,804	12,020,933
TOTAL CONSUMER STAPLES		12,064,138

Financials - 0.8%
Banks - 0.6%
BNK Financial Group Inc	274,713	2,101,011
DGB Financial Group Inc	48,927	310,518
Hana Financial Group Inc	389,473	15,897,719
KB Financial Group Inc	438,352	23,539,053
Shinhan Financial Group Co Ltd	188,556	5,969,425
Woori Financial Group Inc	783,093	8,891,411
		56,709,137
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	12,662	993,011
Korea Investment Holdings Co Ltd	33,201	1,816,683
NH Investment & Securities Co Ltd	73,470	749,470
Samsung Securities Co Ltd	47,024	1,472,667
		5,031,831
Insurance - 0.2%
DB Insurance Co Ltd	31,020	1,945,392
Hyundai Marine & Fire Insurance Co Ltd	55,038	877,525
Samsung Fire & Marine Insurance Co Ltd	76,706	20,102,726
Samsung Life Insurance Co Ltd	12,580	747,124
		23,672,767
TOTAL FINANCIALS		85,413,735

Health Care - 0.2%
Biotechnology - 0.0%
PharmaResearch Co Ltd	13,866	2,769,513
Health Care Equipment & Supplies - 0.0%
Rayence Co Ltd	12,372	56,559
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	34,665	26,564,793
Pharmaceuticals - 0.0%
JW Holdings Corp	10,986	22,657
TOTAL HEALTH CARE		29,413,522

Industrials - 0.4%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	23,246	9,496,106
Korea Aerospace Industries Ltd	444,478	19,306,300
		28,802,406
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	46,418	4,145,323
Building Products - 0.0%
LX Hausys Ltd	1,397	29,258
Electrical Equipment - 0.0%
Dongyang E&P Inc	21,665	286,383
Ground Transportation - 0.0%
Sebang Co Ltd	4,390	35,913
Industrial Conglomerates - 0.0%
AK Holdings Inc	1,601	11,535
CJ Corp	18,704	1,323,209
GS Holdings Corp	36,379	898,233
SK Square Co Ltd (b)	20,948	1,305,377
		3,538,354
Machinery - 0.1%
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	7,400	1,083,232
Hyundai Rotem Co Ltd	55,048	2,954,829
Samsung Heavy Industries Co Ltd (b)	957,684	9,165,127
YJ Link Co Ltd	5,866	40,015
		13,243,203
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	129,319	2,097,177
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	56,587	998,704
TOTAL INDUSTRIALS		53,176,721

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.0%
BH Co Ltd	82,802	856,428
Daeduck Co Ltd	4,988	24,085
Samsung Electro-Mechanics Co Ltd	37,010	3,436,990
Segyung Hitech Co Ltd	24,683	162,932
WiSoL Co Ltd	4,733	20,955
		4,501,390
Semiconductors & Semiconductor Equipment - 0.7%
DB HiTek Co Ltd	41,406	1,233,658
Eugene Technology Co Ltd	21,539	626,467
Global Standard Technology Co Ltd	37,438	524,882
Hanmi Semiconductor Co Ltd	11,263	737,104
Jusung Engineering Co Ltd	23,923	549,947
KoMiCo Ltd	4,149	125,837
LOT Vacuum Co Ltd	5,385	36,851
LX Semicon Co Ltd	4,046	167,238
NEXTIN Inc	1,737	59,726
SK Hynix Inc	600,834	79,811,698
Union Semiconductor Equipment & Materials Co Ltd	7,494	34,649
Zeus Co Ltd	20,917	212,370
		84,120,427
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	6,682,338	250,289,293
TOTAL INFORMATION TECHNOLOGY		338,911,110

Materials - 0.0%
Chemicals - 0.0%
NOROO Paint & Coatings Co Ltd	7,263	37,413
OCI Holdings Co Ltd	28,466	1,558,404
Taekwang Industrial Co Ltd	155	76,018
Unid CO Ltd	519	28,726
		1,700,561
Metals & Mining - 0.0%
Poongsan Corp	14,780	558,026
Paper & Forest Products - 0.0%
Hansol Paper Co Ltd	6,539	39,301
TOTAL MATERIALS		2,297,888

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	132,096	1,930,007
Gas Utilities - 0.0%
Korea Gas Corp	65,725	1,575,200
TOTAL UTILITIES		3,505,207

TOTAL KOREA (SOUTH)		658,633,326
KUWAIT - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	343,747
Mobile Telecommunications Co KSCP	865,058	1,375,019
National Mobile Telecommunications Co KSC	1,531	5,576
		1,724,342
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	34,023	282,515
Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	175,561	529,695
Financials - 0.1%
Banks - 0.1%
Boubyan Bank KSCP	241,978	524,847
Gulf Bank KSCP	1,718,305	1,913,554
Kuwait Finance House KSCP	826,725	2,143,759
National Bank of Kuwait SAKP	569,859	1,900,145
Warba Bank KSCP	130,056	101,047
		6,583,352
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	29,323	271,017
Consumer Finance - 0.0%
Arzan Financial Group for Financing & Investment KPSC	304,442	293,699
TOTAL FINANCIALS		7,148,068

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSC	338,975	299,580
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP (b)	22,906	70,816
TOTAL INDUSTRIALS		370,396

TOTAL KUWAIT		10,055,016
MALAYSIA - 0.3%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	265,300	28,002
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sports Toto Bhd	96,300	31,724
Consumer Staples - 0.0%
Food Products - 0.0%
FGV Holdings Bhd (d)(e)	88,900	22,775
Three-A Resources BHD	93,000	16,138
		38,913
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dayang Enterprise Holdings Bhd	140,600	55,635
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	40,800	175,642
TOTAL ENERGY		231,277

Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	59,900	70,558
AMMB Holdings Bhd	1,580,500	2,042,038
CIMB Group Holdings Bhd	14,358,115	25,217,806
Hong Leong Bank Bhd	183,800	883,586
Hong Leong Financial Group Bhd	56,000	230,049
Malayan Banking Bhd	414,300	996,033
Public Bank Bhd	963,900	980,615
RHB Bank Bhd	531,400	823,300
		31,243,985
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	148,400	34,346
TOTAL FINANCIALS		31,278,331

Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	436,600	729,023
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,470,100	1,214,621
Professional Services - 0.0%
My EG Services Bhd	8,727,000	1,719,709
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	308,725	34,313
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	85,800	88,649
TOTAL INDUSTRIALS		3,057,292

Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (b)	500	79
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (b)	265,100	14,304
TOTAL MATERIALS		14,383

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mah Sing Group Bhd	108,900	30,378
SP Setia Bhd Group	1,482,000	447,661
		478,039
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,585,623	4,843,478
Independent Power and Renewable Electricity Producers - 0.0%
Malakoff Corp Bhd	512,400	94,586
Multi-Utilities - 0.0%
YTL Corp Bhd	317,800	135,031
TOTAL UTILITIES		5,073,095

TOTAL MALAYSIA		40,960,079
MEXICO - 2.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	4,258,517	3,026,999
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (c)	323,035	1,586,885
Consumer Staples - 1.2%
Beverages - 0.5%
Arca Continental SAB de CV	153,900	1,589,541
Becle SAB de CV	1,488,000	1,280,662
Fomento Economico Mexicano SAB de CV ADR	434,072	40,837,494
Fomento Economico Mexicano SAB de CV unit	1,326,655	12,456,512
		56,164,209
Consumer Staples Distribution & Retail - 0.6%
BBB Foods Inc Class A (b)(c)	274,900	7,317,838
Wal-Mart de Mexico SAB de CV Series V	22,924,449	60,651,530
		67,969,368
Food Products - 0.1%
Gruma SAB de CV Series B	885,036	15,282,092
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	225,481	337,223
TOTAL CONSUMER STAPLES		139,752,892

Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (d)(e)	2,504,000	5,634,426
Grupo Financiero Banorte SAB de CV	4,739,444	33,397,931
		39,032,357
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	390,619	491,647
Industrials - 0.1%
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Class A ADR (b)(c)	67,633	438,261
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	10,600	2,014,530
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	774,700	14,602,986
Grupo Aeroportuario del Sureste SAB de CV Series B	22,522	608,787
Promotora y Operadora de Infraestructura SAB de CV	31,515	313,877
		17,540,180
TOTAL INDUSTRIALS		17,978,441

Materials - 0.3%
Construction Materials - 0.1%
Cemex SAB de CV ADR	1,427,302	8,849,272
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	4,875,280	22,920,031
Industrias Penoles SAB de CV (b)	17,241	263,765
Southern Copper Corp	3,084	274,260
Ternium SA ADR	64,271	1,856,790
		25,314,846
TOTAL MATERIALS		34,164,118

Real Estate - 0.1%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV	41,657	43,270
Fibra Uno Administracion SA de CV	395,832	429,264
		472,534
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,483,400	4,691,828
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV ADR (c)	224,242	5,233,809
TOTAL REAL ESTATE		10,398,171

TOTAL MEXICO		246,431,510
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV	10,300	7,326,095
BE Semiconductor Industries NV	43,500	4,801,271
		12,127,366
Software - 0.0%
Nebius Group NV Class A (b)(c)	110,000	3,573,900
TOTAL NETHERLANDS		15,701,266
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	290,851	53,231,550
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	27,177
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	164,372	2,095,743
TOTAL PERU		55,354,470
PHILIPPINES - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	283,800	170,411
Jollibee Foods Corp	594,020	2,639,153
		2,809,564
Specialty Retail - 0.0%
SSI Group Inc (d)	124,000	6,619
TOTAL CONSUMER DISCRETIONARY		2,816,183

Financials - 0.0%
Banks - 0.0%
BDO Unibank Inc	1,439,016	3,730,757
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	150,980	1,442,032
SM Investments Corp	89,820	1,188,521
		2,630,553
Professional Services - 0.0%
TaskUS Inc Class A (b)	68,700	969,357
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,547,375	9,332,185
TOTAL INDUSTRIALS		12,932,095

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	22,720,108	8,518,494
TOTAL PHILIPPINES		27,997,529
POLAND - 0.8%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	66,886	3,664,125
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	457,901	3,168,399
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	2,370	10,698,293
TOTAL CONSUMER DISCRETIONARY		13,866,692

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(d)(e)	77,400	9,482,823
Financials - 0.6%
Banks - 0.5%
Bank Polska Kasa Opieki SA	176,178	7,403,992
Powszechna Kasa Oszczednosci Bank Polski SA	3,009,782	51,413,653
		58,817,645
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,395,821	18,605,656
TOTAL FINANCIALS		77,423,301

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	4,749	162,951
Text SA	1,320	18,012
		180,963
TOTAL POLAND		104,617,904
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	624,677	13,452,660
QATAR - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	117,634	401,914
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	352,878	188,990
TOTAL COMMUNICATION SERVICES		590,904

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	507,510	459,700
Financials - 0.1%
Banks - 0.1%
Doha Bank QPSC	933,222	497,240
Qatar Islamic Bank QPSC	4,362	24,955
Qatar National Bank QPSC	2,362,193	10,769,680
		11,291,875
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,256
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	420,197	329,025
TOTAL QATAR		12,676,760
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(f)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	1,235,592	12
LUKOIL PJSC (b)(f)	165,638	0
LUKOIL PJSC ADR (b)(f)	200,700	2
Rosneft Oil Co PJSC (b)(f)	634,013	0
		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,908,251	0
Sberbank of Russia PJSC (Russia) (b)(f)	328,709	3
Sberbank of Russia PJSC ADR (b)(f)	1,288,149	14
		17
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	18,583	0
Phosagro Pjsc GDR (b)(d)(f)	1	0
Phosagro Pjsc GDR (b)(d)(f)	359	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	355,140	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	56,576	0
Polyus PJSC (b)(f)	2,468	0
		0
TOTAL MATERIALS		0

TOTAL RUSSIA		31
SAUDI ARABIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	587,618	7,090,023
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	612,393	10,124,088
Mobile Telecommunications Co Saudi Arabia	145,237	420,573
		10,544,661
TOTAL COMMUNICATION SERVICES		17,634,684

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co (d)(e)	623,600	4,506,189
Financials - 0.8%
Banks - 0.8%
Al Rajhi Bank	1,793,697	47,732,438
Alinma Bank	650,892	5,258,787
Arab National Bank	1,579,463	9,122,249
Riyad Bank	667,619	5,251,515
Saudi National Bank/The	3,010,686	28,097,488
		95,462,477
Consumer Finance - 0.0%
Nayifat Finance Co	3,747	14,088
TOTAL FINANCIALS		95,476,565

Industrials - 0.1%
Electrical Equipment - 0.0%
Electrical Industries Co	1,386,715	2,569,840
Riyadh Cables Group Co	23,566	904,862
		3,474,702
Ground Transportation - 0.1%
United International Transportation Co	255,942	5,364,115
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	885	43,326
Professional Services - 0.0%
Tam Development Co	235	11,868
Trading Companies & Distributors - 0.0%
GAS Arabian Services Co Ltd	10,661	43,323
TOTAL INDUSTRIALS		8,937,334

Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	17,886	1,527,103
Elm Co	26,253	7,453,856
		8,980,959
Materials - 0.0%
Metals & Mining - 0.0%
Zamil Industrial Investment Co (b)	43,413	401,683
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	183,016	1,018,952
Retal Urban Development Co	122,635	525,816
		1,544,768
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	770,499	3,418,687
TOTAL SAUDI ARABIA		140,900,869
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
IGG Inc	421,000	217,391
Sea Ltd Class A ADR (b)	66,842	8,506,982

TOTAL SINGAPORE		8,724,373
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (d)	280,262	7,995,069
SOUTH AFRICA - 2.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd (b)	123,819	238,189
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	3,427,813	21,426,639
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Naspers Ltd Class N	181,562	43,101,536
Hotels, Restaurants & Leisure - 0.0%
Famous Brands Ltd	17,647	53,810
Southern Sun Ltd	80,103	36,616
Sun International Ltd/South Africa	84,544	173,113
		263,539
Specialty Retail - 0.1%
Foschini Group Ltd	57,054	416,269
Lewis Group Ltd	7,250	26,676
Mr Price Group Ltd	181,646	2,350,769
Pepkor Holdings Ltd (c)(d)(e)	6,155,110	8,474,547
		11,268,261
TOTAL CONSUMER DISCRETIONARY		54,633,336

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Bid Corp Ltd	677,176	16,243,142
Clicks Group Ltd	81,398	1,506,550
Shoprite Holdings Ltd	1,900,591	27,658,144
		45,407,836
Food Products - 0.0%
Premier Group Ltd	2,238	14,229
Tiger Brands Ltd	251,514	3,670,680
		3,684,909
TOTAL CONSUMER STAPLES		49,092,745

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd	44,628	264,401
Financials - 0.7%
Banks - 0.4%
Absa Group Ltd	1,412,013	14,110,870
Capitec Bank Holdings Ltd	84,597	13,902,060
Nedbank Group Ltd	124,223	1,860,096
Standard Bank Group Ltd	809,115	9,387,034
		39,260,060
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	397
Financial Services - 0.2%
FirstRand Ltd	6,547,504	24,581,805
Remgro Ltd	24,016	189,830
		24,771,635
Insurance - 0.1%
Old Mutual Ltd	2,981,015	2,027,170
OUTsurance Group Ltd	1,531,417	5,871,679
		7,898,849
TOTAL FINANCIALS		71,930,941

Industrials - 0.0%
Construction & Engineering - 0.0%
Raubex Group Ltd	18,954	42,295
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	388,104	5,073,788
TOTAL INDUSTRIALS		5,116,083

Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	437,190	1,879,907
Metals & Mining - 0.3%
African Rainbow Minerals Ltd (c)	380,866	2,763,644
Anglo American Platinum Ltd	91,415	2,742,691
DRDGOLD Ltd ADR	13,592	149,648
Gold Fields Ltd	478,429	8,447,903
Harmony Gold Mining Co Ltd ADR	98,708	982,145
Impala Platinum Holdings Ltd (b)	4,760,013	22,508,555
Northam Platinum Holdings Ltd	468,443	2,443,233
		40,037,819
Paper & Forest Products - 0.0%
Sappi Ltd	123,207	267,739
TOTAL MATERIALS		42,185,465

TOTAL SOUTH AFRICA		244,887,799
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	9,124,200	1,427,047
TAIWAN - 11.2%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	352,000	10,498,846
Userjoy Technology Co Ltd	20,947	51,470
		10,550,316
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	683,000	1,864,953
TOTAL COMMUNICATION SERVICES		12,415,269

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	135,645
Wowprime Corp	26,685	191,279
		326,924
Household Durables - 0.0%
FY Group Ltd	11,000	28,332
Ya Horng Electronic Co Ltd	13,000	25,468
		53,800
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	1,166,106	19,302,872
Pou Chen Corp	1,780,000	2,076,054
		21,378,926
TOTAL CONSUMER DISCRETIONARY		21,759,650

Consumer Staples - 0.1%
Food Products - 0.1%
Uni-President Enterprises Corp	2,661,391	6,588,002
Financials - 0.3%
Banks - 0.1%
CTBC Financial Holding Co Ltd	8,056,934	9,972,059
E.Sun Financial Holding Co Ltd	649,000	574,606
		10,546,665
Financial Services - 0.1%
Chailease Holding Co Ltd	1,599,048	6,119,550
Yuanta Financial Holding Co Ltd	306,000	340,629
		6,460,179
Insurance - 0.1%
Cathay Financial Holding Co Ltd	7,834,993	16,277,292
KGI Financial Holding Co Ltd	3,599,000	1,994,950
		18,272,242
TOTAL FINANCIALS		35,279,086

Industrials - 0.5%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	408,814
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	97,000	4,846,465
Machinery - 0.1%
Hiwin Technologies Corp	1,909,515	18,153,268
Nova Technology Corp/Taiwan	4,000	27,457
		18,180,725
Marine Transportation - 0.3%
Evergreen Marine Corp Taiwan Ltd	2,422,400	15,892,310
Wan Hai Lines Ltd	73,000	186,247
Yang Ming Marine Transport Corp	3,245,000	7,185,047
		23,263,604
Passenger Airlines - 0.1%
China Airlines Ltd	1,627,000	1,176,121
Eva Airways Corp	9,119,000	11,909,762
		13,085,883
TOTAL INDUSTRIALS		59,785,491

Information Technology - 10.0%
Communications Equipment - 0.2%
Accton Technology Corp	972,942	19,887,923
Zyxel Group Corp	215,000	263,819
		20,151,742
Electronic Equipment, Instruments & Components - 1.1%
Asia Optical Co Inc	73,000	450,097
AVer Information Inc	16,000	20,751
Chroma ATE Inc	555,604	5,729,181
Delta Electronics Inc	1,171,047	14,298,411
E Ink Holdings Inc	1,600,371	13,391,514
Elite Material Co Ltd	245,000	4,702,952
General Interface Solution Holding Ltd (b)	68,000	114,628
Gold Circuit Electronics Ltd	141,000	950,735
Hannstar Board Corp	304,120	517,274
Hon Hai Precision Industry Co Ltd	13,698,377	72,394,534
Innolux Corp	5,937,000	2,686,833
Lotes Co Ltd	61,000	3,066,304
Primax Electronics Ltd	69,917	183,266
Simplo Technology Co Ltd	87,000	990,918
Sirtec International Co Ltd	1,000	939
Speed Tech Corp	57,000	88,294
Taiwan Surface Mounting Technology Corp	338,000	1,139,533
Weblink International Inc	39,000	71,191
Yageo Corp	1,101,070	18,928,612
Zhen Ding Technology Holding Ltd	326,000	1,163,437
		140,889,404
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Analog Technology Inc	33,000	62,143
Alchip Technologies Ltd	110,933	11,068,367
ASE Technology Holding Co Ltd	3,415,691	17,203,589
ASPEED Technology Inc	36,000	3,925,404
eGalax_eMPIA Technology Inc	293,826	377,947
Elan Microelectronics Corp	191,000	925,298
eMemory Technology Inc	157,332	14,073,100
Everlight Electronics Co Ltd	73,000	183,143
FocalTech Systems Co Ltd	195,000	476,188
Foxsemicon Integrated Technology Inc	15,000	147,613
Generalplus Technology Inc	17,000	27,159
Gudeng Precision Industrial Co Ltd	44,000	644,150
Himax Technologies Inc ADR	54,901	553,402
ITE Technology Inc	193,000	911,539
Macroblock Inc	39,000	91,210
MediaTek Inc	2,371,901	109,143,179
MPI Corp	146,000	3,463,309
Niko Semiconductor Co Ltd	52,440	75,338
Novatek Microelectronics Corp	454,000	7,515,186
Parade Technologies Ltd	3,000	62,143
Pixart Imaging Inc	175,000	1,443,096
Powertech Technology Inc	220,000	855,303
Radiant Opto-Electronics Corp	809,000	4,877,491
Raydium Semiconductor Corp	72,572	864,057
Realtek Semiconductor Corp	464,000	7,751,185
Silicon Motion Technology Corp ADR	50,086	2,809,825
Sinopower Semiconductor Inc	16,000	53,942
Sitronix Technology Corp	84,000	554,914
Sonix Technology Co Ltd	94,000	116,486
Sunplus Technology Co Ltd (b)	409,000	360,875
Taiwan Semiconductor Manufacturing Co Ltd	27,387,184	832,507,980
Taiwan Semiconductor Manufacturing Co Ltd ADR	148,804	26,863,586
Ubright Optronics Corp	33,000	75,374
		1,050,063,521
Software - 0.0%
Genesis Technology Inc/Taiwan	31,023	71,611
Insyde Software Corp	57,000	679,520
		751,131
Technology Hardware, Storage & Peripherals - 0.3%
Asia Vital Components Co Ltd	149,760	2,442,629
Asustek Computer Inc	940,000	19,471,510
Axiomtek Co Ltd	43,973	186,315
Chicony Electronics Co Ltd	250,000	1,233,902
Compal Electronics Inc	3,378,000	3,980,877
Darfon Electronics Corp	34,000	46,884
Ennoconn Corp	9,000	86,244
Pegatron Corp	1,886,000	5,441,927
Quanta Computer Inc	284,000	2,160,795
Wistron Corp	869,000	2,956,141
Wiwynn Corp	37,000	2,208,268
		40,215,492
TOTAL INFORMATION TECHNOLOGY		1,252,071,290

TOTAL TAIWAN		1,387,898,788
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL depository receipt (b)	705,300	237,062
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	165,500	1,333,584
TOTAL COMMUNICATION SERVICES		1,570,646

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	4,000	25,456
Hotels, Restaurants & Leisure - 0.0%
MK Restaurants Group PCL depository receipt	29,200	16,454
Specialty Retail - 0.0%
Com7 Pcl	1,516,100	972,519
Index Livingmall PCL depository receipt	230,500	94,157
		1,066,676
TOTAL CONSUMER DISCRETIONARY		1,108,586

Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	178,600	87,685
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	679,500	484,086
TOTAL CONSUMER STAPLES		571,771

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL depository receipt	175,700	559,581
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL depository receipt	2,630,300	11,638,599
Kasikornbank PCL	1,381,800	6,117,743
Kasikornbank PCL depository receipt	2,796,860	12,382,740
Krung Thai Bank PCL	4,629,100	3,041,626
Krung Thai Bank PCL depository receipt	5,266,900	3,460,704
SCB X PCL	910,000	3,242,298
SCB X PCL depository receipt	225,500	803,449
		40,687,159
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	564,721	3,221,444
Ekachai Medical Care Pcl depository receipt	134,797	23,824
		3,245,268
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Thoresen Thai Agencies PCL depository receipt	188,200	24,727
Thoresen Thai Agencies PCL rights 1/31/2025 (b)	198,900	0
		24,727
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt	1,511,270	49,468
Transportation Infrastructure - 0.0%
SAMART Aviation Solutions PCL depository receipt	46,200	22,807
TOTAL INDUSTRIALS		97,002

TOTAL THAILAND		47,840,013
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	525,758	1,451,122
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Dogus Otomotiv Servis ve Ticaret AS	269,215	1,276,539
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	236,060	1,118,034
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	62,585	867,979
TOTAL CONSUMER STAPLES		1,986,013

Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,031,623	1,902,939
Turkiye Halk Bankasi AS (b)	1,378,135	741,104
Yapi ve Kredi Bankasi AS	1,084,709	874,076
		3,518,119
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	97,985	384,047
Anadolu Hayat Emeklilik AS	39,279	108,627
		492,674
TOTAL FINANCIALS		4,010,793

Industrials - 0.3%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,448,927	16,323,744
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	217,602	1,841,444
KOC Holding AS	625,014	2,610,738
		4,452,182
Passenger Airlines - 0.0%
Turk Hava Yollari AO (b)	157,613	1,331,631
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	400,379	2,736,884
TOTAL INDUSTRIALS		24,844,441

Materials - 0.0%
Construction Materials - 0.0%
Oyak Cimento Fabrikalari AS	210,000	160,011
TOTAL TURKEY		33,728,919
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Integrated Telecommun Ication Company	144,573	317,665
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (b)	37,355	147,179
TOTAL COMMUNICATION SERVICES		464,844

Energy - 0.6%
Energy Equipment & Services - 0.4%
ADNOC Drilling Co PJSC	26,227,701	39,204,977
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	33,608,911	30,838,481
TOTAL ENERGY		70,043,458

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,611,413	17,478,611
Abu Dhabi Islamic Bank PJSC	6,662	30,836
Dubai Islamic Bank PJSC	288,424	607,043
Emirates NBD Bank PJSC	438,904	2,641,012
First Abu Dhabi Bank PJSC	1,230,208	4,769,767
		25,527,269
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (d)	22,953	121,901
Passenger Airlines - 0.0%
Air Arabia PJSC	148,057	140,690
TOTAL INDUSTRIALS		262,591

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	838,465	2,038,661
Deyaar Development PJSC	363,388	91,026
Emaar Development PJSC	2,737,767	9,616,008
Emaar Properties PJSC	10,114,855	37,317,075
Tecom Group Pjsc (b)	36,802	31,464
		49,094,234
TOTAL UNITED ARAB EMIRATES		145,392,396
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (c)	695,963	20,510,030
Anglogold Ashanti Plc (South Africa)	123,840	3,546,810

TOTAL UNITED KINGDOM		24,056,840
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite International SA (d)(e)	1,093,800	3,037,007
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	1,373,700	7,230,553
Information Technology - 0.4%
IT Services - 0.1%
Globant SA (b)(c)	104,071	15,665,808
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	264,200	33,003,864
Software - 0.0%
Synopsys Inc (b)	11,000	5,030,080
TOTAL UNITED STATES		63,967,312
VIETNAM - 0.1%
Financials - 0.1%
Banks - 0.1%
Asia Commercial Bank JSC	4,982,600	5,082,789
Bank for Foreign Trade of Vietnam JSC (b)	1,034,600	3,782,005
		8,864,794
Information Technology - 0.0%
IT Services - 0.0%
FPT Corp	1,606,080	8,860,878
TOTAL VIETNAM		17,725,672
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	107,253	1,330,701
TOTAL COMMON STOCKS (Cost $6,354,362,320)		7,772,183,975

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,247

International Equity Funds - 33.0%
	Shares	Value ($)
abrdn Emerging Markets Fund Institutional Service Class	8,849,270	119,199,667
Artisan Developing World Fund Investor Shares	4,589,539	102,989,263
Brandes Emerging Markets Value Fund Class A	13,439,188	116,920,937
Fidelity SAI Emerging Markets Index Fund (g)	45,874,199	637,651,368
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	69,765,579	761,840,119
Fidelity SAI Emerging Markets Value Index Fund (g)	117,492,314	1,572,047,158
Goldman Sachs Emerging Markets Equity Fund Institutional Class	18,891,437	445,271,160
Invesco Developing Markets Fund Class R6	4,766,352	184,553,155
iShares China Large-Cap ETF (c)	575,894	20,288,745
iShares ESG Aware MSCI EM ETF (c)	209,609	7,271,336
iShares MSCI China ETF (c)	2,137,525	114,528,590
iShares MSCI South Korea ETF (c)	511,975	27,989,673
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	16,320,623
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,886,673,618)		4,126,871,794

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	543,851	16,727,453
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	145,250	1
Sberbank of Russia PJSC (b)(f)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $18,863,443)		16,727,454

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025 (i)	4.27 to 4.31	4,190,000	4,185,046
US Treasury Bills 0% 3/20/2025 (i)	4.27 to 4.28	620,000	618,762
US Treasury Bills 0% 3/27/2025 (i)	4.28	70,000	69,802
US Treasury Bills 0% 3/6/2025 (i)	4.34 to 4.37	840,000	839,705
US Treasury Bills 0% 4/10/2025 (i)	4.25	570,000	567,453
US Treasury Bills 0% 4/17/2025 (i)	4.24 to 4.25	970,000	964,870
US Treasury Bills 0% 4/24/2025 (i)	4.25 to 4.26	730,000	725,545
US Treasury Bills 0% 5/1/2025 (i)	4.23 to 4.24	400,000	397,216
US Treasury Bills 0% 5/8/2025 (i)	4.25	210,000	208,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,574,863)			8,576,774

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	127,722,272	127,747,816
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	256,634,475	256,660,138
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.31	331,183,717	331,183,717
TOTAL MONEY MARKET FUNDS (Cost $715,591,671)			715,591,671

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $10,984,067,024)	12,639,952,915
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(148,902,233)
NET ASSETS - 100.0%	12,491,050,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	6,522	Mar 2025	357,568,650	292,688	292,688

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $446,047,577 or 3.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,406,837 or 3.4% of net assets.

(f)	Level 3 security
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,366,061.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	99,422,186	1,772,374,889	1,744,048,575	5,430,427	(684)	-	127,747,816	127,722,272	0.3%
Fidelity Securities Lending Cash Central Fund	141,990,191	1,274,770,623	1,160,100,676	947,647	-	-	256,660,138	256,634,475	1.0%
Total	241,412,377	3,047,145,512	2,904,149,251	6,378,074	(684)	-	384,407,954	384,356,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Emerging Markets Fund Class Z	670,097,368	149,000,000	897,424,883	-	226,245,972	(147,918,457)	-	-
Fidelity SAI Emerging Markets Index Fund	460,823,257	526,002,720	400,000,000	14,595,904	35,849,413	14,975,978	637,651,368	45,874,199
Fidelity SAI Emerging Markets Low Volatility Index Fund	782,149,971	136,519,914	140,000,000	35,519,913	91,350	(16,921,116)	761,840,119	69,765,579
Fidelity SAI Emerging Markets Value Index Fund	1,086,277,967	391,869,050	-	52,865,026	-	93,900,141	1,572,047,158	117,492,314
Fidelity SAI Inflation-Focused Fund	1,157	54	-	55	-	36	1,247	14
	2,999,349,720	1,203,391,738	1,437,424,883	102,980,898	262,186,735	(55,963,418)	2,971,539,892	233,132,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	917,949,604	124,523,252	793,426,352	-
Consumer Discretionary	1,256,417,751	521,901,940	734,515,810	1
Consumer Staples	344,361,237	200,072,332	144,288,905	-
Energy	297,908,724	191,390,361	106,518,349	14
Financials	1,682,147,332	663,525,851	1,018,621,464	17
Health Care	240,282,077	60,892,392	179,389,685	-
Industrials	590,238,018	218,003,485	372,234,533	-
Information Technology	1,960,330,444	496,122,398	1,464,208,046	-
Materials	331,445,914	192,006,901	139,439,013	-
Real Estate	84,774,064	70,862,059	13,912,005	-
Utilities	66,328,810	22,204,211	44,124,599	-

Domestic Equity Funds	1,247	1,247	-	-

International Equity Funds	4,126,871,794	4,126,871,794	-	-

Non-Convertible Preferred Stocks
Financials	1	-	-	1
Information Technology	16,727,453	-	16,727,453	-

U.S. Treasury Obligations	8,576,774	-	8,576,774	-

Money Market Funds	715,591,671	715,591,671	-	-
Total Investments in Securities:	12,639,952,915	7,603,969,894	5,035,982,988	33
Derivative Instruments:

Assets
Futures Contracts	292,688	292,688	-	-
Total Assets	292,688	292,688	-	-
Total Derivative Instruments:	292,688	292,688	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	292,688	0
Total Equity Risk	292,688	0
Total Value of Derivatives	292,688	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $245,412,820) - See accompanying schedule:
Unaffiliated issuers (cost $7,797,944,386)	$9,284,005,069
Fidelity Central Funds (cost $384,407,954)	384,407,954
Other affiliated issuers (cost $2,801,714,684)	2,971,539,892

Total Investment in Securities (cost $10,984,067,024)		$12,639,952,915
Foreign currency held at value (cost $17,770,155)		17,755,228
Receivable for investments sold		146,042,751
Receivable for fund shares sold		9,291,359
Dividends receivable		11,705,724
Interest receivable		1,106,921
Distributions receivable from Fidelity Central Funds		361,423
Other receivables		351,375
Total assets		12,826,567,696
Liabilities
Payable to custodian bank	$3,051,754
Payable for investments purchased	59,874,823
Payable for fund shares redeemed	8,950,664
Accrued management fee	2,899,126
Payable for daily variation margin on futures contracts	3,296,313
Other payables and accrued expenses	834,765
Collateral on securities loaned	256,609,569
Total liabilities		335,517,014
Net Assets		$12,491,050,682
Net Assets consist of:
Paid in capital		$11,571,371,956
Total accumulated earnings (loss)		919,678,726
Net Assets		$12,491,050,682
Net Asset Value, offering price and redemption price per share ($12,491,050,682 ÷ 1,115,482,782 shares)		$11.20
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Unaffiliated issuers		$204,805,636
Affiliated issuers		100,126,619
Interest		18,128,526
Income from Fidelity Central Funds (including $947,647 from security lending)		6,378,074
Income before foreign taxes withheld		$329,438,855
Less foreign taxes withheld		(21,980,269)
Total income		307,458,586
Expenses
Management fee	$58,441,019
Custodian fees and expenses	2,154,259
Independent trustees' fees and expenses	55,701
Registration fees	485,068
Audit fees	174,227
Legal	14,048
Miscellaneous	87,041
Total expenses before reductions	61,411,363
Expense reductions	(28,536,074)
Total expenses after reductions		32,875,289
Net Investment income (loss)		274,583,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $15,649,336)	(156,102,901)
Fidelity Central Funds	(684)
Other affiliated issuers	262,186,735
Foreign currency transactions	(7,297,265)
Futures contracts	32,756,391
Capital gain distributions from underlying funds:
Affiliated issuers	2,854,279
Total net realized gain (loss)		134,396,555
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $21,365,119)	572,022,295
Affiliated issuers	(55,963,418)
Assets and liabilities in foreign currencies	(47,889)
Futures contracts	(4,084,253)
Total change in net unrealized appreciation (depreciation)		511,926,735
Net gain (loss)		646,323,290
Net increase (decrease) in net assets resulting from operations		$920,906,587
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,583,297	$192,215,418
Net realized gain (loss)	134,396,555	(239,181,912)
Change in net unrealized appreciation (depreciation)	511,926,735	836,754,456
Net increase (decrease) in net assets resulting from operations	920,906,587	789,787,962
Distributions to shareholders	(286,823,147)	(198,522,826)

Share transactions
Proceeds from sales of shares	4,594,215,046	2,835,719,145
Reinvestment of distributions	285,131,248	160,477,096
Cost of shares redeemed	(2,454,362,729)	(1,633,787,242)

Net increase (decrease) in net assets resulting from share transactions	2,424,983,565	1,362,408,999
Total increase (decrease) in net assets	3,059,067,005	1,953,674,135

Net Assets
Beginning of period	9,431,983,677	7,478,309,542
End of period	$12,491,050,682	$9,431,983,677

Other Information
Shares
Sold	407,400,695	276,805,646
Issued in reinvestment of distributions	25,918,469	15,415,667
Redeemed	(213,520,042)	(162,294,676)
Net increase (decrease)	219,799,122	129,926,637

Financial Highlights
Strategic Advisers® Emerging Markets Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$9.77	$11.84	$13.88	$10.20
Income from Investment Operations
Net investment income (loss) B,C	.28	.26	.26	.24	.15
Net realized and unrealized gain (loss)	.67	.77	(2.08)	(1.90)	3.66
Total from investment operations	.95	1.03	(1.82)	(1.66)	3.81
Distributions from net investment income	(.28)	(.27)	(.25)	(.25)	(.13)
Distributions from net realized gain	-	-	-	(.13)	-
Total distributions	(.28)	(.27)	(.25)	(.38)	(.13)
Net asset value, end of period	$11.20	$10.53	$9.77	$11.84	$13.88
Total Return D	9.07%	10.55%	(15.33)%	(12.12)%	37.42%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.55%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.29%	.30%	.32%	.33%	.34%
Expenses net of all reductions	.29%	.30%	.32%	.33%	.34%
Net investment income (loss)	2.44%	2.55%	2.59%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$12,491,051	$9,431,984	$7,478,310	$9,757,932	$9,214,231
Portfolio turnover rate G	54%	40%	39%	31%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$62,746

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,059,462,875
Gross unrealized depreciation	(552,149,807)
Net unrealized appreciation (depreciation)	$1,507,313,068
Tax Cost	$11,132,639,847

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(587,436,577)
Net unrealized appreciation (depreciation) on securities and other investments	$1,507,115,301

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(401,966,909)
Long-term	(185,469,668)
Total capital loss carryforward	$(587,436,577)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$286,823,147	$ 198,522,826

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	8,024,214,108	5,829,509,771
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .52% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
From $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Effective after the close of business on March 18, 2025, T. Rowe Price Associates, Inc. did not provide investment advisory services for any portion of the Fund's assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Emerging Markets Fund	4,362

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Emerging Markets Fund	23,047,296	24,292,739	1,270,216

Affiliated Exchange In-Kind. During the period, the Fund redeemed shares of Fidelity Emerging Markets Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $226,245,972 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss): Other Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed ($)
Fidelity Emerging Markets Fund	897,424,883	226,245,972	22,207,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Emerging Markets Fund	15,784
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Emerging Markets Fund	102,908	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $ 28,143,705. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $374,595.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,774.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	12%
Fidelity SAI Emerging Markets Low Volatility Index Fund	34%
Fidelity SAI Emerging Markets Value Index Fund	23%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Emerging Markets Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Emerging Markets Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,598,492 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 9.04%, and 53.01% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.0782 and $0.0404 for the dividend paid April 29, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	9,526,754,988.79	93.12
Against	317,996,352.24	3.11
Abstain	385,510,163.94	3.77
TOTAL	10,230,261,504.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Acadian Asset Management LLC, Causeway Capital Management LLC, FIAM LLC (FIAM), FIL Investment Advisors (FIL), Geode Capital Management, LLC, Schroder Investment Management North America, Inc. (Schroder), and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, FIL Investment Advisors (UK) Limited, Schroder Investment Management North America Limited, and T. Rowe Price Singapore Private Ltd. (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In addition, the Board approved amendments to the existing fee schedules to the Sub-Advisory Agreements with FIAM (for one mandate), FIL and Schroder which resulted in the same or lower fees at all asset levels (Fee Schedule Amendments). The Board also approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Mandate Amendment and, together with the Fee Schedule Amendments, the Amendments). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate and decrease total net expenses. The Board also noted that no other contract terms are impacted by the Amendments.
In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments are in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the Mandate Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group). In connection with the approval of the Mandate Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing an account under a similar investment mandate.

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The
Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Subadvisory Agreements

Strategic Advisers Emerging Markets Fund

In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between (i) FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) and (ii) Fidelity Diversifying Solutions LLC (FDS) and each Sub-Subadviser for the fund (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.

The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FIAM or FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FIAM, FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreements with FIAM and FDS. The Board noted that no other material contract terms are impacted by the Amended Agreements.

The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FIAM or FDS in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FIAM, FDS, and their affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FIAM, FDS, and their affiliates .
The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.918359.114
SAE-ANN-0425
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® International Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 55.5%
	Shares	Value ($)
AUSTRALIA - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	547,398	1,413,716
Interactive Media & Services - 0.0%
CAR Group Ltd	425,057	9,886,870
REA Group Ltd	4,485	670,348
SEEK Ltd	9,647	145,017
		10,702,235
TOTAL COMMUNICATION SERVICES		12,115,951

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Wesfarmers Ltd	147,694	6,849,611
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	557,012	25,038,739
TOTAL CONSUMER DISCRETIONARY		31,888,350

Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	1,938,090	13,189,884
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	11,256	139,884
Woolworths Group Ltd	250,489	4,685,314
		4,825,198
TOTAL CONSUMER STAPLES		18,015,082

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Paladin Energy Ltd (b)	1,171,440	5,100,001
Santos Ltd	2,996,873	12,240,148
Whitehaven Coal Ltd	3,982,149	13,942,976
Woodside Energy Group Ltd	1,234,251	19,327,082
		50,610,207
Financials - 0.5%
Banks - 0.2%
ANZ Group Holdings Ltd	1,291,823	24,013,204
Commonwealth Bank of Australia	72,698	7,123,404
National Australia Bank Ltd	181,286	3,998,222
Westpac Banking Corp	108,384	2,153,369
		37,288,199
Capital Markets - 0.2%
HUB24 Ltd	80,845	3,933,109
Macquarie Group Ltd	298,650	42,406,485
Netwealth Group Ltd	747	14,120
		46,353,714
Financial Services - 0.0%
Challenger Ltd	465,869	1,694,753
Insurance - 0.1%
Insurance Australia Group Ltd	452,274	2,233,211
Medibank Pvt Ltd	878,209	2,381,755
QBE Insurance Group Ltd	402,372	5,402,316
Steadfast Group Ltd	2,680,883	9,388,748
		19,406,030
TOTAL FINANCIALS		104,742,696

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	498,700	8,542,634
Health Care Technology - 0.0%
Pro Medicus Ltd	37,793	6,024,934
TOTAL HEALTH CARE		14,567,568

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	260,156	3,393,982
Construction & Engineering - 0.0%
Worley Ltd	576,847	5,470,453
Ground Transportation - 0.0%
Aurizon Holdings Ltd	167,890	339,741
Passenger Airlines - 0.0%
Qantas Airways Ltd	44,646	265,330
Transportation Infrastructure - 0.0%
Transurban Group unit	283,301	2,324,249
TOTAL INDUSTRIALS		11,793,755

Information Technology - 0.0%
Software - 0.0%
Technology One Ltd	96,873	1,788,671
WiseTech Global Ltd	141,850	7,993,787
		9,782,458
Materials - 0.4%
Containers & Packaging - 0.0%
Orora Ltd	756,728	996,020
Metals & Mining - 0.4%
BHP Group Ltd	567,762	13,758,104
BHP Group Ltd (United Kingdom)	242,571	5,936,305
Evolution Mining Ltd	1,327,469	5,085,929
Glencore PLC	9,322,931	37,469,626
Northern Star Resources Ltd	165,786	1,790,950
Rio Tinto Ltd	405,982	28,613,135
Rio Tinto PLC	51,850	3,132,927
		95,786,976
TOTAL MATERIALS		96,782,996

Real Estate - 0.2%
Diversified REITs - 0.2%
GPT Group/The unit	3,290,745	9,460,202
Stockland unit	2,014,962	6,395,940
		15,856,142
Industrial REITs - 0.0%
Goodman Group unit	430,425	8,426,144
Retail REITs - 0.0%
Scentre Group unit	3,086,261	6,485,140
Specialized REITs - 0.0%
National Storage REIT unit	6,808,950	9,161,862
TOTAL REAL ESTATE		39,929,288

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	490,981	2,252,485
TOTAL AUSTRALIA		392,480,836
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	123,777	5,446,731
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	168,655	16,988,059
Erste Group Bank AG	287,507	19,278,583
Erste Group Bank AG (Czech Republic) (c)	4,286	287,190
		36,553,832
Insurance - 0.0%
UNIQA Insurance Group AG	110,504	1,007,609
TOTAL FINANCIALS		37,561,441

Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	5,256	120,605
TOTAL AUSTRIA		43,128,777
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (d)(e)	218,000	2,627,049
BELGIUM - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class C (b)	107,600	1,303,036
Proximus SADP	292,378	1,822,823
		3,125,859
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,242	1,367,118
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	901,477	53,950,459
Financials - 0.3%
Banks - 0.3%
KBC Group NV	573,320	49,707,827
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	71,700	5,109,768
TOTAL FINANCIALS		54,817,595

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	211,802	39,888,860
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	161,810	3,065,007
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	85,690	6,250,782
Umicore SA	127,672	1,155,972
		7,406,754
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	209,800	4,561,651
TOTAL BELGIUM		168,183,303
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	3,120	6,620,234
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	318,384	939,851
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA ADR	428,389	5,230,630
Financials - 0.1%
Banks - 0.1%
Banco Bradesco SA ADR	3,313,985	6,462,271
NU Holdings Ltd/Cayman Islands Class A (b)	101,128	1,087,126
		7,549,397
Capital Markets - 0.0%
B3 SA - Brasil Bolsa Balcao	3,154,100	5,571,431
TOTAL FINANCIALS		13,120,828

Industrials - 0.0%
Electrical Equipment - 0.0%
WEG SA	277,200	2,279,691
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	203,676	14,062,690
TOTAL BRAZIL		42,253,924
CANADA - 1.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc (United States) (c)	126,907	4,623,222
Broadline Retail - 0.0%
Dollarama Inc	56,206	5,859,721
TOTAL CONSUMER DISCRETIONARY		10,482,943

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	87,663	4,358,458
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	63,411	2,792,620
Parkland Corp	63,476	1,562,824
		4,355,444
Financials - 0.2%
Banks - 0.1%
National Bank of Canada	114,601	9,538,003
Royal Bank of Canada	71,418	8,440,332
		17,978,335
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (c)	137,578	7,784,163
Brookfield Corp Class A	146,715	8,490,050
		16,274,213
Insurance - 0.1%
Definity Financial Corp	117,592	5,067,002
Great-West Lifeco Inc	191,611	7,117,453
Intact Financial Corp	29,115	5,736,465
		17,920,920
TOTAL FINANCIALS		52,173,468

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	5,906	988,722
Element Fleet Management Corp	582,213	11,646,272
RB Global Inc	81,712	8,365,675
		21,000,669
Construction & Engineering - 0.0%
WSP Global Inc	29,662	5,290,467
Ground Transportation - 0.2%
Canadian National Railway Co	70,300	7,127,426
Canadian Pacific Kansas City Ltd	485,124	37,787,195
Canadian Pacific Kansas City Ltd (United States)	72,612	5,657,927
		50,572,548
Professional Services - 0.0%
Thomson Reuters Corp	8,483	1,516,473
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	39,824	3,343,647
TOTAL INDUSTRIALS		81,723,804

Information Technology - 0.3%
IT Services - 0.1%
CGI Inc Class A (United States)	103,708	10,746,223
Shopify Inc Class A (United States) (b)	221,390	24,795,680
		35,541,903
Software - 0.2%
Constellation Software Inc/Canada	11,425	39,382,155
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	6,340	0
Descartes Systems Group Inc/The (United States) (b)	223	24,862
Lumine Group Inc Subordinate Voting Shares (b)(d)	43,700	1,113,984
		40,521,001
TOTAL INFORMATION TECHNOLOGY		76,062,904

Materials - 0.5%
Chemicals - 0.0%
Methanex Corp	62,183	2,736,180
Containers & Packaging - 0.0%
CCL Industries Inc Class B	123,600	6,341,682
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	124,560	11,999,259
Agnico Eagle Mines Ltd/CA (United States)	3,872	372,796
Alamos Gold Inc Class A (United States)	222,459	5,085,413
Barrick Gold Corp (c)	1,062,865	18,851,298
Barrick Gold Corp (United States)	739,053	13,118,191
Franco-Nevada Corp	245,861	35,094,353
Franco-Nevada Corp (United States)	26,015	3,718,584
Osisko Gold Royalties Ltd (United States)	31,713	581,299
Wesdome Gold Mines Ltd (b)	14,137	141,981
		88,963,174
TOTAL MATERIALS		98,041,036

TOTAL CANADA		327,198,057
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	535,047	11,667,073
Lundin Mining Corp	400,336	3,207,115

TOTAL CHILE		14,874,188
CHINA - 1.0%
Communication Services - 0.2%
Entertainment - 0.0%
G-bits Network Technology Xiamen Co Ltd A Shares (China)	11,714	345,876
NetEase Cloud Music Inc (b)(d)(e)	31,900	664,934
Netease Inc	23,900	475,835
		1,486,645
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	596,820	36,732,197
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd A Shares (China)	243,400	1,881,579
Automobiles - 0.0%
BYD Co Ltd H Shares	99,000	4,744,154
Broadline Retail - 0.2%
Alibaba Group Holding Ltd	403,300	6,668,442
Alibaba Group Holding Ltd ADR	24,220	3,209,392
JD.com Inc A Shares	19,100	399,402
Prosus NV Class N	1,122,336	49,423,296
		59,700,532
Hotels, Restaurants & Leisure - 0.1%
Meituan B Shares (b)(d)(e)	260,700	5,443,167
Trip.com Group Ltd	13,500	763,488
Trip.com Group Ltd ADR	41,500	2,352,220
Yum China Holdings Inc	71,612	3,538,349
Yum China Holdings Inc (Hong Kong)	6,000	296,682
		12,393,906
Household Durables - 0.0%
Chengdu Xgimi Technology CO Ltd A Shares (China)	30,148	536,763
Textiles, Apparel & Luxury Goods - 0.0%
ANTA Sports Products Ltd	231,800	2,601,275
China National Gold Group Gold Jewellery Co Ltd A Shares (China)	222,000	258,920
Li Ning Co Ltd	1,409,000	3,102,291
		5,962,486
TOTAL CONSUMER DISCRETIONARY		85,219,420

Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	2,413,000	5,746,305
Financials - 0.2%
Banks - 0.2%
Agricultural Bank of China Ltd H Shares	4,713,000	2,809,575
Bank of China Ltd H Shares	9,426,000	5,355,634
BOC Hong Kong Holdings Ltd	1,879,830	6,626,421
China Construction Bank Corp H Shares	2,803,000	2,377,980
Huaxia Bank Co Ltd A Shares (China)	766,200	760,383
Industrial & Commercial Bank of China Ltd H Shares	18,859,000	13,355,431
Jiangsu Suzhou Rural Commercial Bank Co Ltd A Shares (China)	229,200	160,769
Ping An Bank Co Ltd A Shares (China)	1,793,713	2,846,028
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,374,984	1,508,566
		35,800,787
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,109,000	1,123,060
GF Securities Co Ltd A Shares (China)	1,367,300	2,888,345
Huatai Securities Co Ltd A Shares (China)	1,474,786	3,551,556
Orient Securities Co Ltd/China H Shares (d)(e)	226,000	147,674
		7,710,635
Insurance - 0.0%
Ping An Insurance Group Co of China Ltd H Shares	1,684,500	9,984,465
TOTAL FINANCIALS		53,495,887

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Edan Instruments Inc A Shares (China)	531,100	892,719
Pharmaceuticals - 0.0%
Simcere Pharmaceutical Group Ltd (d)(e)	586,000	598,748
TOTAL HEALTH CARE		1,491,467

Industrials - 0.1%
Building Products - 0.0%
Xinyi Glass Holdings Ltd	261,000	249,578
Electrical Equipment - 0.0%
Warom Technology Inc Co A Shares (China)	447,900	1,251,947
Machinery - 0.1%
Airtac International Group	43,158	1,271,512
Hefei Meiya Optoelectronic Technology Inc A Shares (China)	303,500	635,353
Jiangsu Tongli Risheng Machinery Co Ltd A Shares (China)	179,900	987,742
Yangzijiang Shipbuildling (Holdings) Ltd	3,976,660	7,021,083
		9,915,690
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	283,778	684,044
Transportation Infrastructure - 0.0%
Xiandai Investment Co Ltd A Shares (China)	952,800	548,993
TOTAL INDUSTRIALS		12,650,252

Information Technology - 0.2%
Communications Equipment - 0.0%
Yealink Network Technology Corp Ltd A Shares (China)	45,500	246,969
Electronic Equipment, Instruments & Components - 0.0%
Guangzhou Shiyuan Electronic Technology Co Ltd A Shares (China)	659,800	3,609,879
Hangzhou Sunrise Technology Co Ltd A Shares (China)	119,600	281,375
Quectel Wireless Solutions Co Ltd A Shares (China)	43,572	491,115
Wuxi Xinje Electric Co Ltd A Shares (China)	33,000	224,403
Zhejiang Jiecang Linear Motion Technology Co Ltd A Shares (China)	470,100	2,503,998
		7,110,770
IT Services - 0.0%
Beijing Ultrapower Software Co Ltd A Shares (China)	2,595,004	4,835,155
Semiconductors & Semiconductor Equipment - 0.2%
All Winner Technology Co Ltd A Shares (China)	828,693	6,262,243
Bestechnic Shanghai Co Ltd A Shares (China)	5,151	245,351
China Wafer Level CSP Co Ltd A Shares (China) A Shares (China)	80,820	376,474
Giantec Semiconductor Corp A Shares (China)	29,337	316,135
NXP Semiconductors NV	66,053	14,240,366
		21,440,569
Software - 0.0%
Digiwin Co Ltd A Shares (China)	59,500	280,055
Neusoft Corp A Shares (China)	874,332	1,331,372
Sangfor Technologies Inc A Shares (China)	114,005	1,609,638
		3,221,065
TOTAL INFORMATION TECHNOLOGY		36,854,528

Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	866,200	2,916,977
TOTAL CHINA		236,593,678
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,283	1,284,011
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	35,098	4,396,048
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	245,532	8,240,922
Health Care - 0.8%
Biotechnology - 0.0%
Genmab A/S (b)	15,874	3,577,520
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	2,052,791	186,222,223
TOTAL HEALTH CARE		189,799,743

Industrials - 0.1%
Air Freight & Logistics - 0.1%
DSV A/S	150,620	30,273,369
Building Products - 0.0%
ROCKWOOL A/S Series B	791	311,368
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	88,723	1,249,549
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	253	437,775
AP Moller - Maersk A/S Series B	387	680,857
		1,118,632
Transportation Infrastructure - 0.0%
Svitzer Group A/S	4,519	132,910
TOTAL INDUSTRIALS		33,085,828

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	247,312	14,943,261
TOTAL DENMARK		251,749,813
FINLAND - 0.3%
Financials - 0.1%
Banks - 0.0%
Nordea Bank Abp	491,783	6,473,078
Nordea Bank Abp (Denmark)	19,602	257,439
		6,730,517
Insurance - 0.1%
Mandatum Holding Oy	591,173	3,348,363
Sampo Oyj A Shares	1,307,720	11,471,100
Sampo Oyj Series A (Denmark)	29,395	254,398
		15,073,861
TOTAL FINANCIALS		21,804,378

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	9,511	534,552
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	30,322	1,704,836
Metso Oyj	105,728	1,169,156
Valmet Oyj (c)	33,808	946,910
Wartsila OYJ Abp	44,703	847,460
		4,668,362
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,342,272	6,448,776
Nokia Oyj (France)	406,360	1,953,194
Nokia Oyj (Sweden)	11,755	56,421
Nokia Oyj ADR	963,571	4,625,141
		13,083,532
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	360,613	3,875,789
UPM-Kymmene Oyj	395,340	11,486,669
		15,362,458
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	425,640	6,665,011
TOTAL FINLAND		62,118,293
FRANCE - 6.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Orange SA	500,631	5,999,158
Entertainment - 0.0%
Bollore SE	763,589	4,610,075
Media - 0.1%
JCDecaux SE (b)	189,455	2,867,389
Publicis Groupe SA	150,452	14,904,818
		17,772,207
TOTAL COMMUNICATION SERVICES		28,381,440

Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	534,081	18,982,046
Valeo SE	133,962	1,392,434
		20,374,480
Automobiles - 0.0%
Renault SA	155,810	8,055,614
Hotels, Restaurants & Leisure - 0.2%
Accor SA	646,212	32,216,926
Sodexo SA	263,062	20,207,309
		52,424,235
Household Durables - 0.0%
SEB SA	28,275	2,496,074
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	20,176	57,284,243
Kering SA	223,779	62,699,946
LVMH Moet Hennessy Louis Vuitton SE	163,671	118,262,105
LVMH Moet Hennessy Louis Vuitton SE ADR	6,059	870,557
		239,116,851
TOTAL CONSUMER DISCRETIONARY		322,467,254

Consumer Staples - 0.2%
Beverages - 0.1%
Pernod Ricard SA	151,883	16,267,640
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	215,903	2,867,158
Food Products - 0.1%
Danone SA	425,456	30,363,435
Personal Care Products - 0.0%
L'Oreal SA	30,239	11,117,839
TOTAL CONSUMER STAPLES		60,616,072

Energy - 0.5%
Energy Equipment & Services - 0.1%
Vallourec SACA	678,020	13,159,567
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	1,712,737	103,266,536
TOTAL ENERGY		116,426,103

Financials - 1.1%
Banks - 0.6%
BNP Paribas SA	1,216,319	92,175,479
BNP Paribas SA ADR	23,208	873,318
Credit Agricole SA	56,443	941,060
Societe Generale SA Series A	1,484,630	60,813,960
		154,803,817
Capital Markets - 0.1%
Amundi SA (d)(e)	245,110	17,493,422
Financial Services - 0.1%
Edenred SE	253,399	8,062,022
Worldline SA/France (b)(d)(e)	1,020,574	6,563,893
		14,625,915
Insurance - 0.3%
AXA SA	1,794,201	70,150,359
TOTAL FINANCIALS		257,073,513

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	159,665	47,518,814
Pharmaceuticals - 0.0%
Ipsen SA	11,407	1,315,835
TOTAL HEALTH CARE		48,834,649

Industrials - 1.8%
Aerospace & Defense - 0.8%
Airbus SE	146,821	25,441,626
Airbus SE ADR	20,624	894,463
Dassault Aviation SA	27,361	6,993,555
Safran SA	339,133	88,797,038
Thales SA	256,887	51,727,075
		173,853,757
Building Products - 0.3%
Cie de Saint-Gobain SA	748,575	74,911,990
Construction & Engineering - 0.1%
Bouygues SA	17,092	585,334
Vinci SA	148,762	17,114,754
		17,700,088
Electrical Equipment - 0.4%
Legrand SA	769,662	84,856,206
Ground Transportation - 0.0%
Ayvens SA (d)(e)	315,916	2,651,217
Machinery - 0.2%
Alstom SA (b)	2,371,784	52,065,448
Professional Services - 0.0%
Teleperformance SE	89,663	8,618,484
Trading Companies & Distributors - 0.0%
Rexel SA	147,042	3,975,037
TOTAL INDUSTRIALS		418,632,227

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	7,572	1,614,950
IT Services - 0.2%
Alten SA	40,200	3,657,218
Capgemini SE	273,700	42,501,684
		46,158,902
Software - 0.2%
Dassault Systemes SE	1,045,160	41,445,365
TOTAL INFORMATION TECHNOLOGY		89,219,217

Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	314,019	57,622,663
Arkema SA	35,488	2,922,990
		60,545,653
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	38,288	2,089,169
Office REITs - 0.0%
Gecina SA	20,160	1,893,669
Retail REITs - 0.1%
Klepierre SA	461,071	14,683,565
TOTAL REAL ESTATE		18,666,403

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,014,552	36,038,916
Veolia Environnement SA	677,276	20,295,870
		56,334,786
TOTAL FRANCE		1,477,197,317
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (b)	75,897	1,378,599
GERMANY - 5.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	2,650,734	95,657,849
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	75,898	8,314,183
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	6,804	665,934
TOTAL COMMUNICATION SERVICES		104,637,966

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	41,606	2,984,954
Automobiles - 0.1%
Bayerische Motoren Werke AG	148,331	12,909,791
Mercedes-Benz Group AG	242,542	15,083,918
Mercedes-Benz Group AG ADR	16,745	258,543
Volkswagen AG	1,901	210,858
Volkswagen AG ADR (c)	37,732	415,429
		28,878,539
Hotels, Restaurants & Leisure - 0.0%
TUI AG (b)	3,651	26,511
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	403,162	14,533,149
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	147,095	37,567,412
Puma SE	8,882	265,775
		37,833,187
TOTAL CONSUMER DISCRETIONARY		84,256,340

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	9,365	714,936
Personal Care Products - 0.0%
Beiersdorf AG	68,946	9,462,399
TOTAL CONSUMER STAPLES		10,177,335

Financials - 1.2%
Banks - 0.0%
Commerzbank AG (c)	211,205	4,515,517
Capital Markets - 0.3%
Deutsche Bank AG	134,329	2,887,950
Deutsche Bank AG (United States) (c)	327,549	7,039,028
Deutsche Boerse AG	236,946	61,800,873
		71,727,851
Insurance - 0.9%
Allianz SE	353,681	121,125,343
Hannover Rueck SE	97,138	25,826,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,829	44,109,381
Talanx AG	137,410	12,493,829
		203,554,906
TOTAL FINANCIALS		279,798,274

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	426,129	23,818,572
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	18,221	883,669
Fresenius SE & Co KGaA	362,770	14,473,246
		15,356,915
Pharmaceuticals - 0.1%
Bayer AG	177,495	4,194,462
Merck KGaA	159,037	22,583,976
		26,778,438
TOTAL HEALTH CARE		65,953,925

Industrials - 1.0%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	59,822	20,726,822
Rheinmetall AG	28,090	29,328,566
		50,055,388
Air Freight & Logistics - 0.1%
Deutsche Post AG	935,138	36,562,156
Electrical Equipment - 0.0%
Siemens Energy AG (b)	166,848	9,594,852
Industrial Conglomerates - 0.5%
Siemens AG	457,381	104,935,871
Machinery - 0.2%
Daimler Truck Holding AG	216,567	9,460,255
Gea Group Ag	340,240	19,659,202
KION Group AG	91,757	3,682,674
Knorr-Bremse AG	102,749	8,899,987
Krones AG	11,935	1,621,881
Rational AG	467	420,254
		43,744,253
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	132,083	945,938
Trading Companies & Distributors - 0.0%
Brenntag SE	86,729	5,734,948
TOTAL INDUSTRIALS		251,573,406

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	1,592,410	59,067,434
Software - 1.2%
Nemetschek SE	21,576	2,506,769
SAP SE	958,981	266,118,589
SAP SE ADR (c)	25,878	7,116,450
		275,741,808
TOTAL INFORMATION TECHNOLOGY		334,809,242

Materials - 0.4%
Chemicals - 0.3%
BASF SE	406,493	20,726,433
Covestro AG	85,739	5,274,222
K+S AG (c)	215,900	2,966,401
LANXESS AG	591,386	17,588,307
Symrise AG	189,136	19,030,597
		65,585,960
Construction Materials - 0.1%
Heidelberg Materials AG	238,707	35,954,817
TOTAL MATERIALS		101,540,777

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	72,394	6,024,355
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	29,880	939,799
Multi-Utilities - 0.2%
E.ON SE	3,318,916	42,331,407
TOTAL UTILITIES		43,271,206

TOTAL GERMANY		1,282,042,826
GREECE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	154,533	2,407,778
Financials - 0.0%
Banks - 0.0%
National Bank of Greece SA	690,633	6,393,405
TOTAL GREECE		8,801,183
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	5,206,220	6,677,071
PCCW Ltd	465,000	269,157
		6,946,228
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	568,000	1,164,882
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	741,500	605,861
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	12,800	179,769
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	26,916	2,938,958
Hong Kong Exchanges & Clearing Ltd	781,040	35,207,725
		38,146,683
Insurance - 0.6%
AIA Group Ltd	11,515,426	88,419,916
AIA Group Ltd ADR (c)	84,261	2,588,498
Prudential PLC	3,967,169	36,523,133
Prudential PLC ADR (c)	16,630	305,826
		127,837,373
TOTAL FINANCIALS		166,163,825

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	102,000	334,069
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	13,500	539,658
Jardine Matheson Holdings Ltd ADR	999	39,960
Swire Pacific Ltd A Shares	33,500	278,634
		858,252
Machinery - 0.1%
Techtronic Industries Co Ltd	1,873,810	26,223,415
Techtronic Industries Co Ltd ADR	24,709	1,733,336
		27,956,751
TOTAL INDUSTRIALS		29,149,072

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	392,013
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	95,900	754,128
TOTAL INFORMATION TECHNOLOGY		1,146,141

Real Estate - 0.1%
Real Estate Management & Development - 0.0%
CK Asset Holdings Ltd	1,993,600	8,682,308
Hongkong Land Holdings Ltd (Singapore)	104,000	470,757
Sun Hung Kai Properties Ltd	284,500	2,677,575
Wharf Real Estate Investment Co Ltd	278,000	724,376
		12,555,016
Retail REITs - 0.1%
Link REIT	3,497,685	15,897,280
TOTAL REAL ESTATE		28,452,296

Utilities - 0.0%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	57,500	395,039
CLP Holdings Ltd	565,000	4,681,087
Power Assets Holdings Ltd	123,500	837,263
		5,913,389
TOTAL HONG KONG		239,541,694
INDIA - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mahindra & Mahindra Ltd	98,418	2,923,536
Hotels, Restaurants & Leisure - 0.0%
Indian Hotels Co Ltd/The	241,040	1,984,541
MakeMyTrip Ltd (b)	9,912	954,129
Zomato Ltd (b)	559,463	1,430,298
		4,368,968
TOTAL CONSUMER DISCRETIONARY		7,292,504

Consumer Staples - 0.0%
Food Products - 0.0%
Nestle India Ltd	34,530	866,779
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	317,126	4,373,541
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd	1,099,610	21,907,889
HDFC Bank Ltd ADR	129,392	7,973,135
ICICI Bank Ltd	360,975	5,012,324
		34,893,348
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (d)(e)	20,562	857,154
TOTAL FINANCIALS		35,750,502

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	13,945	968,656
Max Healthcare Institute Ltd	107,241	1,204,271
		2,172,927
Industrials - 0.0%
Electrical Equipment - 0.0%
Havells India Ltd	62,922	1,026,739
Polycab India Ltd	12,012	650,823
		1,677,562
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	40,290	2,072,753
TOTAL INDUSTRIALS		3,750,315

Information Technology - 0.0%
IT Services - 0.0%
Tata Consultancy Services Ltd	56,389	2,256,623
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Macrotech Developers Ltd (d)(e)	68,371	888,681
TOTAL INDIA		57,351,872
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	29,378,827	14,971,331
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	271,309
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	9,572,822	67,245,316
AIB Group PLC (United Kingdom)	16,482	114,030
AIB Group PLC ADR (c)	4,580	63,754
Bank of Ireland Group PLC	3,610,242	42,469,259
		109,892,359
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	357,047	29,278,753
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	203,460	20,976,726
TOTAL INDUSTRIALS		50,255,479

Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	14,861	5,179,059
TOTAL IRELAND		165,598,206
ISRAEL - 0.2%
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM	113,277	1,542,004
Bank Leumi Le-Israel BM	393,622	5,214,259
First International Bank of Israel Ltd	2,775	147,963
Israel Discount Bank Ltd Class A	111,762	863,520
Mizrahi Tefahot Bank Ltd	14,071	659,797
		8,427,543
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	709,700	11,681,662
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,593	483,498
Elbit Systems Ltd (United States) (c)	819	254,701
		738,199
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	45,786	9,188,792
Software - 0.2%
Check Point Software Technologies Ltd (b)	86,985	19,159,317
Nice Ltd (b)	5,759	834,547
Nice Ltd ADR (b)	39,148	5,448,619
		25,442,483
TOTAL INFORMATION TECHNOLOGY		34,631,275

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	46,056	279,522
ICL Group Ltd (United States) (c)	17,304	104,342
		383,864
TOTAL ISRAEL		55,862,543
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	234,282	2,352,554
Telecom Italia SpA/Milano (b)	3,400,644	954,937
Telecom Italia SpA/Milano (b)	1,117,350	358,736
		3,666,227
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Pirelli & C SpA (d)(e)	1,031,400	6,455,914
Automobiles - 0.0%
Ferrari NV	10,145	4,713,063
Ferrari NV (Italy)	7,536	3,517,861
		8,230,924
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	24,613	3,191,537
Moncler SpA	181,764	12,467,117
		15,658,654
TOTAL CONSUMER DISCRETIONARY		30,345,492

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	217,405	9,188,718
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA	776,249	11,242,652
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	671,031	4,854,560
Banco BPM SpA	115,743	1,155,035
BPER Banca SPA	90,167	687,292
FinecoBank Banca Fineco SpA	1,187,866	22,130,901
Intesa Sanpaolo SpA	9,816,614	48,375,717
Mediobanca Banca di Credito Finanziario SpA	43,038	765,670
UniCredit SpA	2,246,859	118,524,682
		196,493,857
Capital Markets - 0.0%
Azimut Holding SpA	114,263	3,086,540
Banca Generali SpA	73,686	3,825,731
		6,912,271
Financial Services - 0.0%
Nexi SpA (d)(e)	46,101	241,984
Insurance - 0.2%
Generali	1,263,439	41,599,347
Poste Italiane Spa (d)(e)	529,323	8,524,672
Unipol Assicurazioni SpA	35,241	524,231
		50,648,250
TOTAL FINANCIALS		254,296,362

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	27,657	2,910,599
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA (c)	73,332	1,366,908
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	326,000	18,362,963
TOTAL HEALTH CARE		22,640,470

Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	100,033	4,001,342
Electrical Equipment - 0.2%
Eurogroup Laminations SpA (c)	213,712	626,951
Prysmian SpA	519,360	30,730,762
		31,357,713
Machinery - 0.0%
GVS SpA (b)(d)(e)	37,800	193,706
Interpump Group SpA	37,000	1,399,406
		1,593,112
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR (c)	562,623	27,304,094
Wizz Air Holdings Plc (b)(d)(e)	122,088	2,564,694
		29,868,788
TOTAL INDUSTRIALS		66,820,955

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	3,741,659	27,400,273
Gas Utilities - 0.0%
Ascopiave SpA	28,450	86,472
TOTAL UTILITIES		27,486,745

TOTAL ITALY		425,687,621
JAPAN - 10.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	66,500	1,128,913
Nippon Telegraph & Telephone Corp (c)	25,714,500	24,895,403
		26,024,316
Entertainment - 0.4%
Capcom Co Ltd	421,100	10,449,217
GungHo Online Entertainment Inc	100	2,048
Konami Group Corp	49,400	6,031,859
MIXI Inc	46,300	1,082,944
Nexon Co Ltd	40,400	546,816
Nintendo Co Ltd	1,067,320	79,682,713
Nintendo Co Ltd ADR	18,400	341,872
Square Enix Holdings Co Ltd	35,200	1,664,149
Toho Co Ltd/Tokyo (c)	63,700	3,010,611
		102,812,229
Interactive Media & Services - 0.1%
LY Corp	6,634,170	22,394,290
Media - 0.0%
Hakuhodo DY Holdings Inc	108,100	769,358
Wireless Telecommunication Services - 0.2%
KDDI Corp	891,300	29,066,826
SoftBank Corp	38,900	55,454
SoftBank Group Corp	277,170	15,440,599
		44,562,879
TOTAL COMMUNICATION SERVICES		196,563,072

Consumer Discretionary - 1.5%
Automobile Components - 0.2%
Aisin Corp	47,200	559,370
Asti Corp	16,600	246,429
Bridgestone Corp	109,200	4,256,348
Denso Corp	1,844,810	23,927,984
FCC Co Ltd	12,400	260,530
JTEKT Corp	72,300	548,588
Koito Manufacturing Co Ltd (c)	202,200	2,564,300
Stanley Electric Co Ltd (c)	145,400	2,356,720
Sumitomo Electric Industries Ltd	985,810	17,375,517
Sumitomo Rubber Industries Ltd	47,500	551,693
Tokai Rika Co Ltd	1,300	19,288
Toyoda Gosei Co Ltd	8,100	143,475
TPR Co Ltd	19,100	294,259
		53,104,501
Automobiles - 0.4%
Honda Motor Co Ltd	1,232,000	11,460,874
Isuzu Motors Ltd	1,272,119	16,842,579
Mazda Motor Corp	52,700	354,261
Subaru Corp	207,500	3,847,097
Suzuki Motor Corp	890,900	10,910,049
Toyota Motor Corp	2,362,800	42,862,524
Yamaha Motor Co Ltd	1,183,900	9,754,416
		96,031,800
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd (c)	337,500	5,151,729
Pan Pacific International Holdings Corp	717,790	19,122,521
Rakuten Group Inc (b)	1,597,600	9,886,966
		34,161,216
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	72,420
Hotels, Restaurants & Leisure - 0.0%
McDonald's Holdings Co Japan Ltd	7,700	291,521
Zensho Holdings Co Ltd	9,200	465,762
		757,283
Household Durables - 0.7%
Panasonic Holdings Corp	1,346,700	16,655,659
Sekisui House Ltd	281,700	6,369,338
Sony Group Corp	4,378,077	109,523,258
Sumitomo Forestry Co Ltd	57,680	1,760,606
		134,308,861
Leisure Products - 0.0%
Bandai Namco Holdings Inc	53,500	1,785,786
GLOBERIDE Inc	81,800	1,032,796
Mars Group Holdings Corp	30,100	632,174
Shimano Inc	19,600	2,659,620
Tomy Co Ltd	36,600	888,650
Yamaha Corp	281,400	2,079,442
Yonex Co Ltd	44,600	692,100
		9,770,568
Specialty Retail - 0.1%
Fast Retailing Co Ltd	99,800	30,460,004
Haruyama Holdings Inc	49,500	204,534
Kojima Co Ltd (c)	198,800	1,311,569
Nitori Holdings Co Ltd	5,700	583,315
United Arrows Ltd	40,000	572,487
ZOZO Inc	50,800	1,588,849
		34,720,758
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	228,000	5,105,561
TOTAL CONSUMER DISCRETIONARY		368,032,968

Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd	138,000	1,711,673
Kirin Holdings Co Ltd	563,100	7,594,685
Suntory Beverage & Food Ltd	92,500	2,965,066
		12,271,424
Consumer Staples Distribution & Retail - 0.1%
MatsukiyoCocokara & Co	107,200	1,632,366
Seven & i Holdings Co Ltd (c)	2,285,170	32,600,996
Sugi Holdings Co Ltd	23,700	425,150
Welcia Holdings Co Ltd (c)	94,800	1,397,050
		36,055,562
Food Products - 0.2%
Ajinomoto Co Inc	719,010	28,802,785
Ezaki Glico Co Ltd	161,100	4,870,288
Megmilk Snow Brand Co Ltd	17,000	291,432
Nissin Foods Holdings Co Ltd (c)	16,900	341,687
Toyo Suisan Kaisha Ltd	229,600	13,659,480
Yakult Honsha Co Ltd	24,000	482,936
		48,448,608
Household Products - 0.0%
Lion Corp	127,300	1,453,120
Unicharm Corp	134,400	1,009,348
		2,462,468
Personal Care Products - 0.1%
Kao Corp (c)	419,850	18,064,241
Kose Corp	25,700	1,084,698
Rohto Pharmaceutical Co Ltd (c)	576,500	8,352,834
		27,501,773
TOTAL CONSUMER STAPLES		126,739,835

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,032,500	5,539,169
Idemitsu Kosan Co Ltd	80,500	546,938
Inpex Corp	1,120,700	14,203,015
Japan Petroleum Exploration Co Ltd	66,600	506,126
San-Ai Obbli Co Ltd	55,400	647,078
		21,442,326
Financials - 1.6%
Banks - 0.9%
Chiba Bank Ltd/The	2,641,910	23,979,769
Concordia Financial Group Ltd	433,700	2,539,366
Japan Post Bank Co Ltd	503,200	5,079,223
Mebuki Financial Group Inc	535,300	2,270,699
Mitsubishi UFJ Financial Group Inc	3,731,710	47,574,208
Mizuho Financial Group Inc	1,229,369	34,545,782
Rakuten Bank Ltd (b)	47,200	1,778,898
Resona Holdings Inc	3,620,300	28,326,221
Sumitomo Mitsui Financial Group Inc	2,935,840	74,738,424
Sumitomo Mitsui Trust Group Inc	237,600	6,093,959
		226,926,549
Capital Markets - 0.1%
Daiwa Securities Group Inc	118,300	833,840
Japan Exchange Group Inc	205,800	2,189,039
Nomura Holdings Inc	269,400	1,755,133
SBI Holdings Inc	534,300	15,576,840
		20,354,852
Financial Services - 0.1%
Mitsubishi HC Capital Inc	425,300	2,875,191
ORIX Corp	1,458,890	30,296,837
		33,172,028
Insurance - 0.5%
Dai-ichi Life Holdings Inc	91,400	2,710,144
Japan Post Holdings Co Ltd	1,085,500	11,585,899
Japan Post Insurance Co Ltd	40,900	797,163
Ms&Ad Insurance Group Holdings Inc	538,200	11,318,747
Sompo Holdings Inc	971,500	28,923,695
T&D Holdings Inc	233,000	4,902,730
Tokio Marine Holdings Inc	1,708,202	60,831,207
		121,069,585
TOTAL FINANCIALS		401,523,014

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hogy Medical Co Ltd	22,800	727,182
Hoya Corp	299,556	35,170,531
Olympus Corp	2,066,500	28,348,017
Sysmex Corp	95,800	1,742,358
Terumo Corp	922,000	16,463,130
		82,451,218
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	99,200	3,148,460
Health Care Technology - 0.0%
M3 Inc	652,500	7,705,081
Pharmaceuticals - 0.5%
Astellas Pharma Inc	961,600	9,353,639
Chugai Pharmaceutical Co Ltd	524,000	26,321,562
Daiichi Sankyo Co Ltd	1,607,090	36,996,411
Kyowa Kirin Co Ltd	173,500	2,457,398
Otsuka Holdings Co Ltd	234,800	11,509,582
Shionogi & Co Ltd	358,000	5,363,094
Takeda Pharmaceutical Co Ltd	403,100	11,632,378
Takeda Pharmaceutical Co Ltd ADR	31,601	455,370
		104,089,434
TOTAL HEALTH CARE		197,394,193

Industrials - 2.3%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	20,100	356,053
Building Products - 0.1%
Agc Inc	17,600	528,099
Daikin Industries Ltd	175,128	18,335,048
Sanwa Holdings Corp (c)	35,900	1,172,757
Sekisui Jushi Corp	27,000	335,471
TOTO Ltd	12,600	329,537
		20,700,912
Commercial Services & Supplies - 0.0%
Japan Elevator Service Holdings Co Ltd	61,200	1,122,959
Secom Co Ltd	25,600	879,469
		2,002,428
Construction & Engineering - 0.1%
COMSYS Holdings Corp	17,500	370,672
Kajima Corp	54,100	1,126,611
Sanki Engineering Co Ltd	48,300	1,076,520
Shimizu Corp	359,400	3,314,001
Taisei Corp	231,700	10,472,344
		16,360,148
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	337,330	15,042,431
Furukawa Electric Co Ltd	180,800	7,636,733
Hirakawa Hewtech Corp	82,500	795,634
Mitsubishi Electric Corp	3,066,090	47,592,899
NIDEC CORP	72,000	1,298,004
SWCC Corp	14,400	586,502
		72,952,203
Ground Transportation - 0.0%
Central Japan Railway Co	68,500	1,348,068
East Japan Railway Co	188,400	3,725,061
Hankyu Hanshin Holdings Inc	19,200	501,699
Tokyu Corp	47,100	543,934
		6,118,762
Industrial Conglomerates - 0.5%
Hitachi Ltd	4,514,814	114,748,961
Sekisui Chemical Co Ltd	96,700	1,649,918
		116,398,879
Machinery - 0.8%
Daido Kogyo Co Ltd	23,000	121,648
Daifuku Co Ltd	217,600	5,701,132
Ebara Corp	244,310	4,069,471
FANUC Corp	1,741,514	50,133,855
Kawasaki Heavy Industries Ltd	137,030	6,915,033
Kitz Corp	20,700	157,338
Komatsu Ltd	313,580	9,404,587
Kurita Water Industries Ltd	32,500	1,049,054
Makita Corp	148,629	4,876,582
MISUMI Group Inc	357,000	5,835,962
Mitsubishi Heavy Industries Ltd	2,361,700	31,713,919
Rheon Automatic Machinery Co Ltd	105,800	881,052
SMC Corp	97,100	35,161,634
Toyota Industries Corp	306,900	26,670,805
Yaskawa Electric Corp	20,200	547,022
		183,239,094
Passenger Airlines - 0.0%
ANA Holdings Inc	11,800	223,901
Professional Services - 0.2%
BayCurrent Inc	140,100	5,955,909
Recruit Holdings Co Ltd	657,674	39,204,237
TechnoPro Holdings Inc	311,000	6,161,253
		51,321,399
Trading Companies & Distributors - 0.3%
ITOCHU Corp	503,297	22,241,873
Kanamoto Co Ltd	10,100	202,068
Mitsubishi Corp	727,100	12,147,111
Mitsui & Co Ltd	1,425,990	26,721,748
MonotaRO Co Ltd	181,400	3,047,353
Ochi Holdings Co Ltd	30,400	272,691
Sumitomo Corp	376,900	8,463,645
Toyota Tsusho Corp	55,200	925,879
		74,022,368
Transportation Infrastructure - 0.0%
Sumitomo Warehouse Co Ltd/The	3,800	69,574
TOTAL INDUSTRIALS		543,765,721

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.4%
Hamamatsu Photonics KK (c)	222,900	2,319,267
Hirose Electric Co Ltd	59,890	6,991,045
Ibiden Co Ltd	372,700	10,198,915
Keyence Corp	72,118	28,766,249
Kyocera Corp	876,300	9,749,317
Murata Manufacturing Co Ltd	1,457,500	24,933,170
Omron Corp	82,000	2,476,117
Sanshin Electronics Co Ltd	7,200	98,804
Shimadzu Corp (c)	526,000	13,939,434
Yokogawa Electric Corp	82,200	1,575,946
		101,048,264
IT Services - 0.5%
BIPROGY Inc	22,000	631,591
Fujitsu Ltd	3,044,510	58,728,202
Mitsubishi Research Institute Inc	9,000	281,716
NEC Corp	51,900	5,066,036
Nomura Research Institute Ltd	755,300	24,816,573
NS Solutions Corp	30,300	792,232
Obic Co Ltd	29,500	847,711
Otsuka Corp	151,100	3,302,386
SCSK Corp	66,900	1,671,743
Suzuyo Shinwart Corp	8,300	132,050
TIS Inc	221,390	6,158,983
		102,429,223
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	532,744	29,853,360
Disco Corp	40,296	10,227,353
Renesas Electronics Corp	5,616,521	93,776,266
Tokyo Electron Ltd	319,852	47,829,460
		181,686,439
Software - 0.0%
FFRI Security Inc (c)	21,200	349,639
Oracle Corp Japan	14,800	1,410,909
Sansan Inc (b)	159,794	2,201,958
Trend Micro Inc/Japan	11,400	838,754
		4,801,260
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	144,200	2,784,973
Canon Inc	1,320,810	44,712,017
FUJIFILM Holdings Corp	1,098,330	22,353,429
Ricoh Co Ltd	127,300	1,383,763
Seiko Epson Corp	215,000	3,645,281
Wacom Co Ltd	148,500	618,285
		75,497,748
TOTAL INFORMATION TECHNOLOGY		465,462,934

Materials - 0.3%
Chemicals - 0.3%
Artience Co Ltd	25,000	505,480
Asahi Kasei Corp	196,500	1,335,715
Ishihara Chemical Co Ltd	32,000	450,685
Kansai Paint Co Ltd	34,140	486,374
Kuraray Co Ltd	247,600	3,115,311
Nippon Paint Holdings Co Ltd	71,300	530,427
Nitto Denko Corp	399,500	7,871,002
Shin-Etsu Chemical Co Ltd	1,522,980	45,918,405
Toray Industries Inc	192,000	1,279,418
		61,492,817
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	66,200	1,548,403
Metals & Mining - 0.0%
Sumitomo Metal Mining Co Ltd	96,500	2,112,308
TOTAL MATERIALS		65,153,528

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co Ltd	826,190	12,151,394
Mitsui Fudosan Co Ltd	2,779,700	24,181,095
		36,332,489
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	699,588
Kansai Electric Power Co Inc/The	78,900	913,002
Okinawa Electric Power Co Inc/The	21,500	131,439
Tokyo Electric Power Co Holdings Inc (b)	137,300	352,348
		2,096,377
Gas Utilities - 0.1%
Osaka Gas Co Ltd	403,995	9,304,709
Tokyo Gas Co Ltd	323,700	10,201,334
		19,506,043
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	91,100	220,514
Electric Power Development Co Ltd	479,800	8,235,633
		8,456,147
TOTAL UTILITIES		30,058,567

TOTAL JAPAN		2,452,468,647
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	13,835	375,905
KOREA (SOUTH) - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	178,223	5,731,237
Interactive Media & Services - 0.0%
NAVER Corp	26,312	3,741,753
TOTAL COMMUNICATION SERVICES		9,472,990

Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	235,678	7,461,243
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	53,757	14,088,366
TOTAL FINANCIALS		21,549,609

Industrials - 0.0%
Electrical Equipment - 0.0%
HD Hyundai Electric Co Ltd	4,994	1,130,834
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	36,021	4,784,844
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,263,324	84,773,588
TOTAL INFORMATION TECHNOLOGY		89,558,432

TOTAL KOREA (SOUTH)		121,711,865
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(d)(e)	229,238	5,214,955
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	202,103	10,128,266
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,150,375	32,745,291
TOTAL LUXEMBOURG		48,088,512
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	191,000	785,557
Sands China Ltd (b)	4,228,800	9,694,043

TOTAL MACAU		10,479,600
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,144,700	3,028,549
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	4,738	1,283,145
TOTAL MEXICO		4,311,694
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,336,742	5,103,104
Entertainment - 0.1%
Universal Music Group NV	476,170	13,248,899
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	128,796	9,456,061
Heineken NV	450,026	38,014,494
		47,470,555
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	85,997	3,030,429
TOTAL CONSUMER STAPLES		50,500,984

Financials - 0.7%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	702,230	13,250,656
ING Groep NV	3,535,944	62,948,765
ING Groep NV ADR	221,814	3,932,762
		80,132,183
Capital Markets - 0.2%
Euronext NV (d)(e)	301,756	37,938,822
Financial Services - 0.1%
Adyen NV (b)(d)(e)	15,209	27,762,560
Adyen NV ADR (b)	60,000	1,081,200
EXOR NV	46,714	4,535,741
		33,379,501
Insurance - 0.1%
Aegon Ltd	120,977	765,963
ASR Nederland NV	133,244	7,024,374
NN Group NV	156,549	7,921,682
		15,712,019
TOTAL FINANCIALS		167,162,525

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	58,320	36,449,093
Argenx SE ADR (b)	10,936	6,831,391
		43,280,484
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,526,649	39,735,669
TOTAL HEALTH CARE		83,016,153

Industrials - 0.3%
Professional Services - 0.2%
Wolters Kluwer NV	394,138	60,347,597
Wolters Kluwer NV ADR (c)	1,696	259,488
		60,607,085
Trading Companies & Distributors - 0.1%
IMCD NV	118,478	17,556,715
TOTAL INDUSTRIALS		78,163,800

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	13,431	7,150,235
ASML Holding NV	234,224	166,596,832
ASML Holding NV depository receipt	3,306	2,344,219
BE Semiconductor Industries NV	38,211	4,217,502
		180,308,788
Software - 0.0%
Topicus.com Inc	8,700	841,827
TOTAL INFORMATION TECHNOLOGY		181,150,615

Materials - 0.2%
Chemicals - 0.2%
Akzo Nobel NV	720,120	44,490,846
TOTAL NETHERLANDS		622,836,926
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	64,141	1,226,364
Fisher & Paykel Healthcare Corp Ltd (Australia)	29,676	563,564
		1,789,928
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	45,814	4,914,003
TOTAL NEW ZEALAND		6,703,931
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	60,041	777,213
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	867,119	17,899,298
Equinor ASA	1,003,604	23,307,544
Equinor ASA ADR	44,438	1,039,405
		42,246,247
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,306,185	30,138,678
Insurance - 0.0%
Storebrand ASA A Shares	731,010	7,950,487
TOTAL FINANCIALS		38,089,165

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	7,822	947,949
Machinery - 0.0%
TOMRA Systems ASA	36,477	545,052
Marine Transportation - 0.0%
Stolt-Nielsen Ltd	11,356	266,676
TOTAL INDUSTRIALS		1,759,677

Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	120,328	710,801
TOTAL NORWAY		83,583,103
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	8,511	1,557,683
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	177,460	3,821,670
Sonae SGPS SA	1,188,749	1,250,412
		5,072,082
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	960,513	15,839,296
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	6,869,645	3,823,933
TOTAL PORTUGAL		24,735,311
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,670,010	1
Gazprom PJSC ADR (b)(f)	33,845	0
LUKOIL PJSC (b)(f)	35,755	0
Rosneft Oil Co PJSC (b)(f)	420,640	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	6,299,200	15,888,999
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	224,917	28,625,187
TOTAL COMMUNICATION SERVICES		44,514,186

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	507,300	274,702
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,225,290	41,846,692
Oversea-Chinese Banking Corp Ltd	248,900	3,178,094
United Overseas Bank Ltd	2,162,564	61,262,556
		106,287,342
Capital Markets - 0.0%
Singapore Exchange Ltd	379,600	3,788,585
TOTAL FINANCIALS		110,075,927

Industrials - 0.0%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	138,700	555,785
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	1,343,654	6,516,722
TOTAL INDUSTRIALS		7,072,507

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	27,879	686,278
STMicroelectronics NV (Italy)	39,060	961,108
		1,647,386
TOTAL SINGAPORE		163,584,708
SOUTH AFRICA - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	101,116	2,425,428
Clicks Group Ltd	57,276	1,060,089
		3,485,517
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	9,842	1,617,363
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	608,771	17,942,997
TOTAL SOUTH AFRICA		23,045,877
SPAIN - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	425,005	15,140,343
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA ADR	10,566	791,922
Amadeus IT Group SA Class A	528,234	39,847,909
		40,639,831
Household Durables - 0.0%
Neinor Homes SA (d)(e)	13,178	208,060
Specialty Retail - 0.1%
Industria de Diseno Textil SA	694,779	37,335,439
TOTAL CONSUMER DISCRETIONARY		78,183,330

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	163,247	3,015,174
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	539,539	6,872,185
Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,104,933	14,647,039
Banco Bilbao Vizcaya Argentaria SA ADR	52,074	688,939
Banco de Sabadell SA	5,263,760	14,513,641
Banco Santander SA	8,725,104	56,007,820
Banco Santander SA (United Kingdom)	14,986	96,140
Banco Santander SA ADR	146,996	937,834
Bankinter SA	1,111,625	10,763,448
CaixaBank SA	10,321,116	71,229,202
		168,884,063
Insurance - 0.0%
Mapfre SA	1,272,068	3,581,339
TOTAL FINANCIALS		172,465,402

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	5,996	172,293
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	19,010	1,023,469
Transportation Infrastructure - 0.0%
Aena SME SA (d)(e)	16,590	3,696,630
TOTAL INDUSTRIALS		4,892,392

Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	2,563,422	37,014,681
Redeia Corp SA	219,996	3,943,518
		40,958,199
TOTAL SPAIN		321,527,025
SWEDEN - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	568,198	1,847,009
Telia Co AB (Finland)	33,874	110,232
		1,957,241
Interactive Media & Services - 0.0%
Hemnet Group AB	61,078	2,291,751
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	47,811	566,604
TOTAL COMMUNICATION SERVICES		4,815,596

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	66,504	6,484,188
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)(e)	16,016	1,224,328
Evolution AB ADR	7,946	607,313
		1,831,641
Household Durables - 0.1%
Electrolux AB B Shares (b)	1,184,061	10,090,873
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	485,957	6,505,995
TOTAL CONSUMER DISCRETIONARY		24,912,697

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	516,612	14,226,250
Financials - 0.2%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	1,336,467	21,430,193
Svenska Handelsbanken AB A Shares	129,766	1,630,050
Swedbank AB A1 Shares	31,575	757,476
		23,817,719
Capital Markets - 0.0%
Bure Equity AB	4,487	148,273
EQT AB	19,759	611,648
		759,921
Financial Services - 0.1%
Industrivarden AB A Shares	11,339	427,565
Industrivarden AB C Shares	57,934	2,182,930
Investor AB A Shares	46,125	1,368,272
Investor AB B Shares	698,075	20,730,697
L E Lundbergforetagen AB B Shares	15,348	764,043
		25,473,507
TOTAL FINANCIALS		50,051,147

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	558,807	3,064,665
Getinge AB B Shares	19,080	377,450
		3,442,115
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,017,288
TOTAL HEALTH CARE		6,459,403

Industrials - 0.5%
Building Products - 0.0%
Assa Abloy AB B Shares	378,430	11,610,856
Industrial Conglomerates - 0.0%
Lifco AB B Shares	69,859	2,385,059
Machinery - 0.5%
Alfa Laval AB	25,222	1,088,094
Atlas Copco AB A Shares	2,398,353	40,951,517
Atlas Copco AB B Shares	137,974	2,049,664
Epiroc AB A Shares	620,971	12,119,013
Husqvarna AB B Shares	202,500	1,034,401
Indutrade AB	614,229	17,444,923
Sandvik AB	518,783	11,281,529
Trelleborg AB B Shares	83,277	3,229,883
Volvo AB B Shares	363,069	11,269,745
		100,468,769
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	41,477	1,246,571
Beijer Ref AB B Shares (c)	249,929	3,725,572
		4,972,143
TOTAL INDUSTRIALS		119,436,827

Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,153,616	9,488,214
Telefonaktiebolaget LM Ericsson Class B ADR	1,422,080	11,717,940
		21,206,154
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	425,211	4,903,442
TOTAL INFORMATION TECHNOLOGY		26,109,596

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	206,600	7,214,719
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	422,922	5,789,739
TOTAL MATERIALS		13,004,458

TOTAL SWEDEN		259,015,974
SWITZERLAND - 2.1%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Class A (South Africa)	22,708	4,544,244
Cie Financiere Richemont SA Class A ADR (c)	9,948	202,441
Cie Financiere Richemont SA Series A	479,754	98,307,848
Swatch Group AG/The (c)	101,454	19,757,155
Swatch Group AG/The	4,422	167,487
		122,979,175
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut AG	1,500	1,812,392
Chocoladefabriken Lindt & Spruengli AG	438	5,525,024
		7,337,416
Financials - 0.9%
Capital Markets - 0.6%
Julius Baer Group Ltd	774,574	52,271,870
Partners Group Holding AG	18,090	26,505,421
Swissquote Group Holding SA	3,942	1,597,843
UBS Group AG	1,772,556	60,658,930
UBS Group AG (United States) (c)	216,098	7,410,000
		148,444,064
Insurance - 0.3%
Swiss Life Holding AG	2,511	2,182,438
Zurich Insurance Group AG	89,315	59,009,467
		61,191,905
TOTAL FINANCIALS		209,635,969

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	15,539	4,973,444
Straumann Holding AG	10,025	1,365,126
		6,338,570
Health Care Providers & Services - 0.0%
Galenica AG (d)(e)	20,585	1,839,758
Life Sciences Tools & Services - 0.1%
Lonza Group AG	27,614	17,388,915
Siegfried Holding AG	2,233	2,376,558
Tecan Group AG	10,147	2,194,705
		21,960,178
Pharmaceuticals - 0.2%
Galderma Group AG	127,180	15,484,987
Sandoz Group AG	441,844	19,353,154
		34,838,141
TOTAL HEALTH CARE		64,976,647

Industrials - 0.3%
Building Products - 0.0%
Belimo Holding AG	3,460	2,327,870
Geberit AG	3,241	1,896,610
		4,224,480
Electrical Equipment - 0.2%
ABB Ltd	665,609	35,878,880
ABB Ltd (Sweden)	57,229	3,053,035
ABB Ltd ADR	27,544	1,477,185
		40,409,100
Machinery - 0.1%
Schindler Holding AG	5,970	1,752,090
Schindler Holding AG	48,751	14,879,867
		16,631,957
Professional Services - 0.0%
Adecco Group AG	13,924	378,957
SGS SA	29,602	3,035,766
		3,414,723
TOTAL INDUSTRIALS		64,680,260

Information Technology - 0.1%
Software - 0.0%
Temenos AG	19,816	1,620,700
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	234,237	22,932,113
Logitech International SA (United States) (c)	31,829	3,149,161
		26,081,274
TOTAL INFORMATION TECHNOLOGY		27,701,974

Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	23,147	2,480,480
Givaudan SA	297	1,334,765
Sika AG	72,873	18,579,589
		22,394,834
TOTAL SWITZERLAND		519,706,275
TAIWAN - 0.5%
Industrials - 0.0%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	23,000	1,149,162
Information Technology - 0.5%
Communications Equipment - 0.0%
Accton Technology Corp	80,000	1,635,281
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	174,000	2,124,529
Largan Precision Co Ltd	26,000	2,132,183
		4,256,712
Semiconductors & Semiconductor Equipment - 0.5%
Alchip Technologies Ltd	18,000	1,795,954
eMemory Technology Inc	17,000	1,520,623
MediaTek Inc	104,000	4,785,567
Taiwan Semiconductor Manufacturing Co Ltd	1,196,000	36,355,674
Taiwan Semiconductor Manufacturing Co Ltd ADR	392,630	70,881,495
		115,339,313
Technology Hardware, Storage & Peripherals - 0.0%
Advantech Co Ltd	134,000	1,652,412
Wiwynn Corp	22,000	1,313,024
		2,965,436
TOTAL INFORMATION TECHNOLOGY		124,196,742

TOTAL TAIWAN		125,345,904
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	661,800	5,332,723
UNITED ARAB EMIRATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	483,205	1,174,874
UNITED KINGDOM - 7.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	8,793,408	17,675,842
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	117,838	1,156,642
Media - 0.1%
Informa PLC	596,811	6,448,759
WPP PLC	2,196,197	17,815,800
		24,264,559
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	4,799,365	4,237,312
Vodafone Group PLC ADR	819,529	7,220,050
		11,457,362
TOTAL COMMUNICATION SERVICES		54,554,405

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Dowlais Group PLC	2,270,656	1,985,098
Broadline Retail - 0.1%
Next PLC	183,923	23,193,513
Distributors - 0.1%
Inchcape PLC	1,548,274	13,224,027
Diversified Consumer Services - 0.0%
Pearson PLC	437,500	7,529,235
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	1,766,414	61,835,064
Flutter Entertainment PLC (b)	20,140	5,651,083
Flutter Entertainment PLC (United Kingdom) (b)	14,408	3,947,368
InterContinental Hotels Group PLC	188,190	23,576,572
Trainline PLC (b)(d)(e)	716,907	2,764,911
Whitbread PLC	120,575	4,055,690
		101,830,688
Household Durables - 0.1%
Barratt Redrow PLC	1,924,437	10,329,338
Berkeley Group Holdings PLC	216,479	9,850,688
Persimmon PLC	549,384	8,327,395
		28,507,421
Leisure Products - 0.0%
Games Workshop Group PLC	26,646	4,793,075
Specialty Retail - 0.1%
Kingfisher PLC	7,781,605	24,305,269
WH Smith PLC	805,273	11,740,124
		36,045,393
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	357,044	4,911,466
TOTAL CONSUMER DISCRETIONARY		222,019,916

Consumer Staples - 1.5%
Beverages - 0.3%
Diageo PLC	2,507,386	68,221,904
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	1,353,710	4,403,523
Tesco PLC	12,417,271	59,541,148
		63,944,671
Food Products - 0.0%
Associated British Foods PLC	54,150	1,290,784
Household Products - 0.3%
Reckitt Benckiser Group PLC	1,038,549	68,738,883
Personal Care Products - 0.3%
Unilever PLC	1,490,949	84,152,104
Tobacco - 0.4%
British American Tobacco PLC	1,320,692	51,263,729
British American Tobacco PLC ADR	225,927	8,795,338
Imperial Brands PLC	797,911	28,077,622
		88,136,689
TOTAL CONSUMER STAPLES		374,485,035

Financials - 2.6%
Banks - 1.6%
Barclays PLC	21,571,784	84,471,714
Barclays PLC ADR (c)	938,827	14,871,020
HSBC Holdings PLC	6,093,796	72,269,301
HSBC Holdings PLC ADR (c)	3,184	190,753
Lloyds Banking Group PLC	78,500,521	72,862,128
Lloyds Banking Group PLC ADR (c)	1,360,770	5,102,887
NatWest Group PLC	13,264,841	80,384,696
Standard Chartered PLC	2,837,960	45,691,991
Standard Chartered PLC (Hong Kong)	12,100	190,976
		376,035,466
Capital Markets - 0.6%
3i Group PLC	1,154,272	57,772,309
AJ Bell PLC	218,151	1,151,159
Allfunds Group Plc	598,306	3,083,403
Alpha Group International PLC (d)	12,919	440,396
Bridgepoint Group PLC (d)(e)	978,096	4,288,990
Intermediate Capital Group PLC	266,084	7,638,015
London Stock Exchange Group PLC	527,848	78,927,869
London Stock Exchange Group PLC ADR	15,954	604,338
Quilter PLC (d)(e)	401,539	765,725
		154,672,204
Financial Services - 0.0%
Paragon Banking Group PLC	170,220	1,618,745
Wise PLC Class A (b)	541,071	6,755,086
		8,373,831
Insurance - 0.4%
Admiral Group PLC	290,023	10,488,573
Aviva PLC	2,640,869	18,084,691
Beazley PLC	2,244,610	24,747,933
Hiscox Ltd	990,095	14,770,924
Legal & General Group PLC	8,307,490	25,571,130
		93,663,251
TOTAL FINANCIALS		632,744,752

Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (d)(e)	2,007,754	6,551,286
Smith & Nephew PLC	1,954,401	28,369,158
		34,920,444
Pharmaceuticals - 0.8%
Astrazeneca PLC	837,846	126,764,932
Astrazeneca PLC (Sweden)	35,263	5,312,163
Astrazeneca PLC ADR	544,317	41,482,399
		173,559,494
TOTAL HEALTH CARE		208,479,938

Industrials - 1.4%
Aerospace & Defense - 0.5%
BAE Systems PLC	1,780,520	31,838,495
Melrose Industries PLC	1,347,598	10,865,870
QinetiQ Group PLC	112,222	570,585
Rolls-Royce Holdings PLC (b)	9,125,824	86,151,502
		129,426,452
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	2,666,900	13,335,922
DCC PLC	264,150	17,809,902
		31,145,824
Machinery - 0.2%
IMI PLC	954,507	24,037,501
Rotork PLC	444,318	1,827,627
Spirax Group PLC	71,392	6,533,241
Weir Group PLC/The	277,182	8,472,614
		40,870,983
Professional Services - 0.4%
Intertek Group PLC	141,872	9,163,962
RELX PLC	1,269,199	60,955,341
RELX PLC (Netherlands)	397,217	19,036,851
RELX PLC ADR	57,027	2,758,396
		91,914,550
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	192,026	11,606,454
Bunzl PLC	337,137	14,283,170
Diploma PLC	240,043	13,575,676
		39,465,300
TOTAL INDUSTRIALS		332,823,109

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	547,872	19,296,709
IT Services - 0.0%
Softcat PLC	62,003	1,176,143
Software - 0.0%
Sage Group PLC/The	260,472	4,144,744
Sage Group PLC/The ADR	769	49,762
		4,194,506
TOTAL INFORMATION TECHNOLOGY		24,667,358

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	237,804	9,921,398
Johnson Matthey PLC	192,348	3,459,950
		13,381,348
Metals & Mining - 0.0%
Hill & Smith PLC	35,329	849,699
TOTAL MATERIALS		14,231,047

Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	1,609,754	14,259,413
Office REITs - 0.0%
Great Portland Estates PLC	150,573	518,025
TOTAL REAL ESTATE		14,777,438

Utilities - 0.2%
Electric Utilities - 0.0%
SSE PLC	307,404	5,926,121
Multi-Utilities - 0.2%
Centrica PLC	2,056,255	3,866,912
National Grid PLC	3,678,745	45,186,716
		49,053,628
TOTAL UTILITIES		54,979,749

TOTAL UNITED KINGDOM		1,933,762,747
UNITED STATES - 6.3%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	85,626	52,061,464
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	208,072	2,667,826
Hotels, Restaurants & Leisure - 0.0%
Carnival Corp (b)	622,640	14,899,775
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite International SA (d)(e)	1,283,100	3,562,612
TOTAL CONSUMER DISCRETIONARY		21,130,213

Consumer Staples - 0.5%
Food Products - 0.5%
Nestle SA	1,064,431	102,753,379
Smithfield Foods Inc (g)	79	1,646
		102,755,025
Personal Care Products - 0.0%
Kenvue Inc	513,549	12,119,756
TOTAL CONSUMER STAPLES		114,874,781

Energy - 0.9%
Energy Equipment & Services - 0.1%
Tenaris SA	674,147	12,746,898
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	12,491,916	68,734,962
BP PLC ADR	606,265	20,079,496
Shell PLC	3,147,007	105,158,424
Shell PLC ADR	179,411	12,103,066
Shell PLC rights (b)(g)	3,147,007	1,126,623
		207,202,571
TOTAL ENERGY		219,949,469

Financials - 0.5%
Capital Markets - 0.1%
Moody's Corp	2,900	1,461,426
S&P Global Inc	28,400	15,158,216
		16,619,642
Financial Services - 0.1%
Mastercard Inc Class A	3,099	1,785,984
Visa Inc Class A	80,177	29,081,000
		30,866,984
Insurance - 0.3%
Aon PLC	44,542	18,223,023
Arch Capital Group Ltd	32,500	3,019,575
Arthur J Gallagher & Co	5,089	1,718,759
Chubb Ltd	12,904	3,683,834
Marsh & McLennan Cos Inc	68,000	16,173,120
Willis Towers Watson PLC	60,188	20,442,854
		63,261,165
TOTAL FINANCIALS		110,747,791

Health Care - 2.4%
Biotechnology - 0.1%
CSL Ltd	93,217	15,193,682
Health Care Equipment & Supplies - 0.1%
Alcon AG	373,453	34,493,582
Alcon AG (United States) (c)	21,494	1,988,195
		36,481,777
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	124,241	15,892,909
Bruker Corp	98,061	4,630,440
QIAGEN NV	299,594	11,446,169
Thermo Fisher Scientific Inc	13,200	6,982,272
Waters Corp (b)	14,604	5,510,673
		44,462,463
Pharmaceuticals - 2.0%
GSK PLC	3,874,863	71,498,791
Haleon PLC	10,202,570	51,378,299
Novartis AG	562,942	61,259,274
Roche Holding AG	624,930	208,120,643
Sanofi SA	876,895	95,807,128
		488,064,135
TOTAL HEALTH CARE		584,202,057

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
Waste Connections Inc	7,734	1,466,666
Construction & Engineering - 0.0%
Ferrovial SE	110,759	4,919,840
Electrical Equipment - 0.6%
Schneider Electric SE	494,040	121,377,984
Machinery - 0.0%
CNH Industrial NV Class A (c)	877,200	11,298,336
Professional Services - 0.2%
Experian PLC	953,559	45,424,852
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	42,300	7,470,568
TOTAL INDUSTRIALS		191,958,246

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices Inc	41,092	9,453,625
Broadcom Inc	86,784	17,307,333
		26,760,958
Software - 0.2%
Atlassian Corp Class A (b)	11,263	3,201,620
Cadence Design Systems Inc (b)	82,950	20,778,976
CyberArk Software Ltd (b)	12,275	4,466,259
Monday.com Ltd (b)	36,120	10,719,332
		39,166,187
TOTAL INFORMATION TECHNOLOGY		65,927,145

Materials - 0.7%
Chemicals - 0.3%
Linde PLC	69,644	32,527,231
Linde PLC (Germany) (c)	64,047	29,565,424
		62,092,655
Construction Materials - 0.4%
CRH PLC	311,933	31,979,371
CRH PLC (United Kingdom)	14,470	1,476,895
Holcim AG	486,385	53,318,023
James Hardie Industries PLC depository receipt (b)	144,618	4,585,526
		91,359,815
Containers & Packaging - 0.0%
Smurfit WestRock PLC	239,908	12,492,009
TOTAL MATERIALS		165,944,479

TOTAL UNITED STATES		1,526,795,645
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	142,773	1,771,402
TOTAL COMMON STOCKS (Cost $10,429,805,412)		13,527,557,442

International Equity Funds - 42.4%
	Shares	Value ($)
Artisan International Value Fund Investor Class	20,045,668	997,672,889
Brandes International Small Cap Equity Fund Class A	1,251,401	24,977,969
Fidelity Advisor International Discovery Fund - Class Z (h)	19,107,529	959,771,179
Fidelity Advisor International Growth Fund - Class Z (h)	6,402,530	135,861,684
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,083,407	34,409,016
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	2,724,343	54,950,005
Fidelity Advisor Japan Fund - Class Z (h)	16,306,214	272,476,835
Fidelity Diversified International Fund (h)	12,932,967	580,302,211
Fidelity Japan Smaller Companies Fund (h)	5,949,751	93,232,593
Fidelity SAI International Index Fund (h)	69,537,906	1,027,770,245
Fidelity SAI International Low Volatility Index Fund (h)	106,707,593	1,218,600,717
Fidelity SAI International Momentum Index Fund (h)	10,652,132	155,840,688
Fidelity SAI International Quality Index Fund (h)	42,501,354	550,817,550
Fidelity SAI International Small Cap Index Fund (h)	11,888,693	100,102,796
Fidelity SAI International Value Index Fund (h)	66,007,974	683,842,608
Fidelity SAI Japan Stock Index Fund (h)	56,507,849	570,164,196
iShares MSCI Australia ETF (c)	10,001,860	239,944,621
iShares MSCI EAFE Value ETF (c)	7,569,749	433,746,618
iShares MSCI Eurozone ETF (c)	6,120,185	320,636,493
iShares MSCI India ETF (c)	93,633	4,503,747
JOHCM International Select Fund Investor Shares	14,647,743	349,055,722
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	10,557,399	113,386,462
Oakmark International Fund Investor Class	18,487,359	503,965,415
Oakmark International Small Cap Fund Investor Class	1,008,787	19,388,888
Oberweis International Opportunities Fund Investor Class	702,314	13,477,413
Pear Tree Polaris Foreign Value Fund Class Institutional	9,763,510	228,661,406
T. Rowe Price International Discovery Fund	698,217	44,741,744
Transamerica International Small Cap Value Class I	4,575,876	68,180,551
Victory Trivalent International Small-Cap Fund Class I	4,550,600	70,579,803
WCM Focused International Growth Fund Investor Class	16,059,959	377,409,036
WCM International Small Cap Growth Fund Institutional Class	121,648	2,587,458
WisdomTree Europe Hedged Equity ETF (c)	419,228	20,605,056
WisdomTree Japan Hedged Equity Fund ETF shares	465,136	50,504,467
WisdomTree Japan SmallCap Dividend ETF	335,783	25,846,359
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,172,529,595)		10,348,014,440

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	28,689	2,340,666
Dr Ing hc F Porsche AG (d)(e)	71,880	4,224,311
Porsche Automobil Holding SE	13,643	531,014
Volkswagen AG	72,790	7,846,996
		14,942,987
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	87,102	7,515,750
TOTAL GERMANY		22,458,737
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	34	6,734
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,006,156)		22,465,471

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025 (j)	4.29	12,340,000	12,325,409
US Treasury Bills 0% 3/20/2025 (j)	4.28	1,130,000	1,127,743
US Treasury Bills 0% 3/6/2025	4.37 to 4.40	3,350,000	3,348,822
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,797,981)			16,801,974

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.35	8,408,536	8,410,217
Fidelity Securities Lending Cash Central Fund (k)(l)	4.35	213,977,977	213,999,375
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.31	398,644,365	398,644,366
TOTAL MONEY MARKET FUNDS (Cost $621,053,958)			621,053,958

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $19,260,193,102)	24,535,893,285
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(155,331,242)
NET ASSETS - 100.0%	24,380,562,043

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	222	Mar 2025	41,741,550	(2,070,776)	(2,070,776)
ICE MSCI EAFE Index Contracts (United States)	1,304	Mar 2025	158,409,920	8,233,530	8,233,530

TOTAL FUTURES CONTRACTS					6,162,754
The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $248,098,760 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,544,380 or 1.0% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,292,448.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,056,682	911,565,315	926,211,235	1,044,399	(545)	-	8,410,217	8,408,536	0.0%
Fidelity Securities Lending Cash Central Fund	445,368,743	4,012,903,562	4,244,272,930	2,067,393	-	-	213,999,375	213,977,977	0.9%
Total	468,425,425	4,924,468,877	5,170,484,165	3,111,792	(545)	-	222,409,592	222,386,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund Class Z	871,545,791	27,072,288	-	27,072,287	-	61,153,100	959,771,179	19,107,529
Fidelity Advisor International Growth Fund Class Z	-	130,261,960	-	1,261,960	-	5,599,724	135,861,684	6,402,530
Fidelity Advisor International Small Cap Fund Class Z	34,894,545	885,367	1,680,474	885,367	272,703	36,875	34,409,016	1,083,407
Fidelity Advisor International Small Cap Opportunities Fund Class Z	51,133,370	3,303,963	-	3,303,964	-	512,672	54,950,005	2,724,343
Fidelity Advisor Japan Fund Class Z	256,648,758	12,871,300	-	12,871,301	-	2,956,777	272,476,835	16,306,214
Fidelity Diversified International Fund	521,415,928	35,645,655	-	20,645,656	-	23,240,628	580,302,211	12,932,967
Fidelity Japan Smaller Companies Fund	88,315,611	4,034,029	-	4,034,029	-	882,953	93,232,593	5,949,751
Fidelity Overseas Fund	732,112,346	39,997,992	829,803,289	-	290,265,042	(232,572,091)	-	-
Fidelity SAI International Index Fund	378,783,520	694,784,129	101,000,000	20,784,130	1,864,848	53,337,748	1,027,770,245	69,537,906
Fidelity SAI International Low Volatility Index Fund	957,775,040	221,737,188	-	23,737,188	-	39,088,489	1,218,600,717	106,707,593
Fidelity SAI International Momentum Index Fund	141,355,041	4,914,457	-	4,914,457	-	9,571,190	155,840,688	10,652,132
Fidelity SAI International Quality Index Fund	192,739,045	354,203,658	-	8,203,658	-	3,874,847	550,817,550	42,501,354
Fidelity SAI International Small Cap Index Fund	96,125,276	3,119,968	2,500,000	3,119,967	(512,441)	3,869,993	100,102,796	11,888,693
Fidelity SAI International Value Index Fund	544,614,922	107,344,946	30,000,000	25,344,945	-	61,882,740	683,842,608	66,007,974
Fidelity SAI Japan Stock Index Fund	567,907,585	70,273,624	66,000,000	12,273,624	(76,219)	(1,940,794)	570,164,196	56,507,849
	5,435,366,778	1,710,450,524	1,030,983,763	168,452,533	291,813,933	31,494,851	6,438,142,323	428,310,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	601,084,286	158,528,246	442,556,040	-
Consumer Discretionary	1,430,672,458	421,144,600	1,009,527,858	-
Consumer Staples	871,626,591	245,449,622	626,176,969	-
Energy	504,034,832	80,440,260	423,594,571	1
Financials	3,408,989,212	1,036,659,543	2,372,329,669	-
Health Care	1,554,388,313	360,205,383	1,194,182,930	-
Industrials	2,318,302,032	711,454,843	1,606,847,189	-
Information Technology	1,614,361,164	385,700,401	1,228,660,763	-
Materials	802,453,965	380,525,963	421,928,002	-
Real Estate	150,807,475	45,204,721	105,602,754	-
Utilities	270,837,114	15,501,712	255,335,402	-

International Equity Funds	10,348,014,440	10,348,014,440	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	14,942,987	2,340,666	12,602,321	-
Consumer Staples	7,515,750	7,515,750	-	-
Financials	6,734	-	6,734	-

U.S. Treasury Obligations	16,801,974	-	16,801,974	-

Money Market Funds	621,053,958	621,053,958	-	-
Total Investments in Securities:	24,535,893,285	14,819,740,108	9,716,153,176	1
Derivative Instruments:

Assets
Futures Contracts	8,233,530	8,233,530	-	-
Total Assets	8,233,530	8,233,530	-	-

Liabilities
Futures Contracts	(2,070,776)	(2,070,776)	-	-
Total Liabilities	(2,070,776)	(2,070,776)	-	-
Total Derivative Instruments:	6,162,754	6,162,754	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,233,530	(2,070,776)
Total Equity Risk	8,233,530	(2,070,776)
Total Value of Derivatives	8,233,530	(2,070,776)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $206,483,392) - See accompanying schedule:
Unaffiliated issuers (cost $13,580,587,955)	$17,875,341,370
Fidelity Central Funds (cost $222,409,592)	222,409,592
Other affiliated issuers (cost $5,457,195,555)	6,438,142,323

Total Investment in Securities (cost $19,260,193,102)		$24,535,893,285
Cash		1,189,502
Foreign currency held at value (cost $34,861,669)		34,825,504
Receivable for investments sold		56,938,199
Receivable for fund shares sold		14,477,789
Dividends receivable		16,282,490
Reclaims receivable		38,911,978
Interest receivable		1,975,759
Distributions receivable from Fidelity Central Funds		188,037
Receivable for daily variation margin on futures contracts		1,227,188
Other receivables		532,757
Total assets		24,702,442,488
Liabilities
Payable for investments purchased
Regular delivery	$66,767,787
Delayed delivery	1,140,376
Payable for fund shares redeemed	34,770,751
Accrued management fee	3,436,352
Other payables and accrued expenses	1,684,656
Collateral on securities loaned	214,080,523
Total liabilities		321,880,445
Net Assets		$24,380,562,043
Net Assets consist of:
Paid in capital		$19,113,168,770
Total accumulated earnings (loss)		5,267,393,273
Net Assets		$24,380,562,043
Net Asset Value, offering price and redemption price per share ($24,380,562,043 ÷ 1,965,699,483 shares)		$12.40
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Unaffiliated issuers		$419,670,072
Affiliated issuers		148,031,558
Interest		51,032,258
Income from Fidelity Central Funds (including $2,067,393 from security lending)		3,111,792
Income before foreign taxes withheld		$621,845,680
Less foreign taxes withheld		(21,986,123)
Total income		599,859,557
Expenses
Management fee	$92,075,447
Custodian fees and expenses	908,327
Independent trustees' fees and expenses	112,715
Registration fees	281,351
Audit fees	219,459
Legal	29,351
Miscellaneous	235,112
Total expenses before reductions	93,861,762
Expense reductions	(56,865,114)
Total expenses after reductions		36,996,648
Net Investment income (loss)		562,862,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $800,962)	140,631,234
Fidelity Central Funds	(545)
Other affiliated issuers	291,813,933
Foreign currency transactions	(3,797,622)
Futures contracts	(13,373,704)
Capital gain distributions from underlying funds:
Unaffiliated issuers	120,803,990
Affiliated issuers	20,420,975
Total net realized gain (loss)		556,498,261
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $67,358)	905,782,476
Affiliated issuers	31,494,851
Assets and liabilities in foreign currencies	(849,750)
Futures contracts	(10,309,447)
Total change in net unrealized appreciation (depreciation)		926,118,130
Net gain (loss)		1,482,616,391
Net increase (decrease) in net assets resulting from operations		$2,045,479,300
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$562,862,909	$433,183,794
Net realized gain (loss)	556,498,261	304,822,553
Change in net unrealized appreciation (depreciation)	926,118,130	1,648,694,264
Net increase (decrease) in net assets resulting from operations	2,045,479,300	2,386,700,611
Distributions to shareholders	(874,745,180)	(428,173,704)

Share transactions
Proceeds from sales of shares	7,420,588,766	4,276,689,073
Reinvestment of distributions	870,867,403	371,761,231
Cost of shares redeemed	(4,461,634,206)	(2,773,852,087)

Net increase (decrease) in net assets resulting from share transactions	3,829,821,963	1,874,598,217
Total increase (decrease) in net assets	5,000,556,083	3,833,125,124

Net Assets
Beginning of period	19,380,005,960	15,546,880,836
End of period	$24,380,562,043	$19,380,005,960

Other Information
Shares
Sold	606,164,506	384,330,227
Issued in reinvestment of distributions	75,204,053	32,439,898
Redeemed	(363,411,874)	(251,991,459)
Net increase (decrease)	317,956,685	164,778,666

Financial Highlights
Strategic Advisers® International Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$10.48	$11.55	$12.55	$9.93
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.22	.24	.13
Net realized and unrealized gain (loss)	.78	1.27	(.83)	(.12)	2.71
Total from investment operations	1.09	1.56	(.61)	.12	2.84
Distributions from net investment income	(.29)	(.28)	(.23)	(.26)	(.14)
Distributions from net realized gain	(.16)	-	(.22)	(.86)	(.08)
Total distributions	(.45)	(.28)	(.46) D	(1.12)	(.22)
Net asset value, end of period	$12.40	$11.76	$10.48	$11.55	$12.55
Total Return E	9.56%	14.97%	(5.30)%	.30%	28.99%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42%	.41%	.41%	.41%	.43%
Expenses net of fee waivers, if any	.17%	.16%	.16%	.16%	.18%
Expenses net of all reductions	.16%	.16%	.16%	.16%	.18%
Net investment income (loss)	2.51%	2.66%	2.16%	1.83%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$24,380,562	$19,380,006	$15,546,881	$22,658,482	$19,800,311
Portfolio turnover rate H	33%	27%	25%	29%	41%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$261,071

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,620,197,528
Gross unrealized depreciation	(520,134,169)
Net unrealized appreciation (depreciation)	$5,100,063,359
Tax Cost	$19,435,829,926

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$43,092,651
Undistributed long-term capital gain	$126,665,198
Net unrealized appreciation (depreciation) on securities and other investments	$5,098,755,806

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$563,140,141	$ 428,173,704
Long-term Capital Gains	311,605,039	-
Total	$874,745,180	$ 428,173,704

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	10,643,026,377	7,023,881,606
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC, FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
From $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers International Fund	267

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers International Fund	55,117,866	47,832,445	(767,217)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers International Fund	4,169

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Overseas Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $290,265,042 on the Fund's redemptions of Fidelity Overseas Fund, which is included in "Net Realized gain (loss): Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss)	Shares redeemed
Fidelity Overseas Fund	829,303,289	290,265,042	12,202,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers International Fund	32,195
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers International Fund	222,578	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $56,184,122. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $525,143.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $155,849.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity Japan Fund	40%
Fidelity Japan Smaller Companies Fund	23%
Fidelity SAI International Index Fund	11%
Fidelity SAI International Low Volatility Index Fund	24%
Fidelity SAI International Momentum Index Fund	18%
Fidelity SAI International Quality Index Fund	31%
Fidelity SAI International Small Cap Index Fund	13%
Fidelity SAI Japan Stock Index Fund	84%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers International Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $490,302,721, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,096,706 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 32.10%, and 81.47% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.0362 and $.0194 for the dividend paid April 29, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	19,560,769,300.60	92.93
Against	658,514,273.07	3.13
Abstain	829,374,437.13	3.94
TOTAL	21,048,658,010.80	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Arrowstreet Capital, Limited Partnership, Causeway Capital Management LLC, FIAM LLC (FIAM), FIL Investment Advisors, Geode Capital Management, LLC, Massachusetts Financial Services Company, Thompson, Siegel & Walmsley, LLC (TSW), T. Rowe Price Associates, Inc., Wellington Management Company LLC and William Blair Investment Management, LLP (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, FIL Investment Advisors (UK) Limited, and T. Rowe Price International Ltd. (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In addition, the Board approved an amendment to the existing fee schedule to the Sub-Advisory Agreement with TSW which resulted in the same or lower fees at all asset levels (TSW Amendment). The Board also approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (FIAM Amendment and, together with the TSW Amendment, the Amendments). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate and total net expenses slightly. The Board also noted that no other contract terms are impacted by the Amendments.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments are in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the FIAM Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group). In connection with the approval of the Mandate Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate.
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreement

Strategic Advisers International Fund

In September 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), J.P. Morgan Investment Management Inc. (New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Agreement). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.

The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser to other Strategic Advisers funds with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers funds will also provide services to the fund. The Board considered the detailed information provided by Strategic Advisers and the New Sub-Adviser with respect to the other funds it sub-advises in the June 2024 annual contract renewal materials. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered the historical investment performance of the New Sub-Adviser and its portfolio managers in managing accounts under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the New Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that after allocating assets to the New Sub-Adviser, while the fund's management fee is expected to increase slightly, the fund's total net expenses are expected to decrease slightly. The Board also noted that both the fund's projected management fee and the fund's projected total net expenses are expected to continue to rank below the competitive peer group median reported in the June 2024 management contract renewal materials for the fund.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Because the New Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Subadvisory Agreements

Strategic Advisers International Fund

In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between (i) FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) and (ii) Fidelity Diversifying Solutions LLC (FDS) and each Sub-Subadviser for the fund (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.

The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FIAM or FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FIAM, FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreements with FIAM and FDS. The Board noted that no other material contract terms are impacted by the Amended Agreements.

The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FIAM or FDS in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FIAM, FDS, and their affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FIAM, FDS, and their affiliates .
The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912865.114
SIT-ANN-0425
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® International Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 44.7%
	Shares	Value ($)
AUSTRALIA - 1.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	1,153,787	26,837,203
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	920,090	41,359,779
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	7,929,690	53,966,374
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Paladin Energy Ltd (b)	4,762,169	20,732,660
Whitehaven Coal Ltd	9,261,700	32,428,637
		53,161,297
Financials - 0.3%
Banks - 0.0%
Commonwealth Bank of Australia	93,219	9,134,179
Capital Markets - 0.2%
Macquarie Group Ltd	782,037	111,044,501
Insurance - 0.1%
Steadfast Group Ltd	8,989,660	31,482,781
TOTAL FINANCIALS		151,661,461

Information Technology - 0.1%
Software - 0.1%
WiseTech Global Ltd	580,500	32,713,383
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd	3,250,976	78,778,191
Glencore PLC	14,368,100	57,746,575
Rio Tinto Ltd	1,228,800	86,604,384
		223,129,150
Real Estate - 0.2%
Diversified REITs - 0.1%
GPT Group/The unit	12,479,610	35,876,262
Specialized REITs - 0.1%
National Storage REIT unit	27,679,975	37,245,113
TOTAL REAL ESTATE		73,121,375

TOTAL AUSTRALIA		655,950,022
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (c)(d)	1,098,500	13,237,674
BELGIUM - 0.8%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	1,794,940	155,624,373
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	898,009	169,122,837
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	713,050	13,506,601
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	916,173	19,920,218
TOTAL BELGIUM		358,174,029
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	18,182	38,579,840
CANADA - 0.4%
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (e)	661,886	37,449,510
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp	181,323	32,414,423
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	36,379	125,398,985
Lumine Group Inc Subordinate Voting Shares (b)(d)	224,600	5,725,418
		131,124,403
TOTAL CANADA		200,988,336
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	794,070	17,315,249
CHINA - 0.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	1,316,356	81,017,137
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	2,334,720	102,811,955
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	251,200	14,238,016
TOTAL CONSUMER DISCRETIONARY		117,049,971

Financials - 0.0%
Banks - 0.0%
BOC Hong Kong Holdings Ltd	6,212,650	21,899,658
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	8,963,580	15,825,854
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	673,000	1,622,259
TOTAL INDUSTRIALS		17,448,113

TOTAL CHINA		237,414,879
DENMARK - 1.4%
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	751,075	25,208,732
Health Care - 0.9%
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	4,942,095	448,330,061
Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	747,191	150,179,187
Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	446,900	27,002,908
TOTAL DENMARK		650,720,888
FINLAND - 0.3%
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	778,900	4,411,636
Sampo Oyj A Shares	5,575,200	48,904,716
		53,316,352
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	2,875,990	13,817,329
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	1,617,830	47,006,318
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	2,860,310	44,789,017
TOTAL FINLAND		158,929,016
FRANCE - 5.1%
Communication Services - 0.1%
Entertainment - 0.0%
Vivendi SE	3,628,400	10,987,018
Media - 0.1%
Canal+ SA	3,290,600	7,202,288
Louis Hachette Group	3,290,600	4,859,122
Publicis Groupe SA	438,960	43,486,418
		55,547,828
TOTAL COMMUNICATION SERVICES		66,534,846

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,046,175	37,182,640
Hotels, Restaurants & Leisure - 0.1%
Accor SA	1,126,700	56,171,675
Household Durables - 0.0%
SEB SA	115,725	10,216,027
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	41,746	118,526,369
LVMH Moet Hennessy Louis Vuitton SE	379,164	273,968,708
		392,495,077
TOTAL CONSUMER DISCRETIONARY		496,065,419

Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	2,405,610	171,680,697
Energy - 0.3%
Energy Equipment & Services - 0.1%
Vallourec SACA	2,774,680	53,853,261
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE	1,348,458	81,302,959
TOTAL ENERGY		135,156,220

Financials - 0.8%
Banks - 0.3%
BNP Paribas SA	1,874,330	142,041,080
Capital Markets - 0.1%
Amundi SA (c)(d)	569,980	40,679,290
Insurance - 0.4%
AXA SA	5,415,930	211,754,111
TOTAL FINANCIALS		394,474,481

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	495,790	147,554,896
Industrials - 1.2%
Aerospace & Defense - 0.9%
Dassault Aviation SA	83,992	21,468,611
Safran SA	824,657	215,924,427
Thales SA	808,110	162,722,001
		400,115,039
Building Products - 0.2%
Cie de Saint-Gobain SA	1,116,861	111,767,398
Electrical Equipment - 0.1%
Legrand SA	392,850	43,312,208
TOTAL INDUSTRIALS		555,194,645

Information Technology - 0.4%
IT Services - 0.1%
Alten SA	298,000	27,110,727
Capgemini SE	284,400	44,163,240
		71,273,967
Software - 0.3%
Dassault Systemes SE	2,786,720	110,506,170
TOTAL INFORMATION TECHNOLOGY		181,780,137

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	1,455,021	266,997,169
TOTAL FRANCE		2,415,438,510
GERMANY - 4.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	3,590,947	129,587,603
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	591,940	51,518,707
Financials - 1.3%
Banks - 0.0%
Commerzbank AG (e)	679,200	14,521,149
Capital Markets - 0.2%
Deutsche Bank AG	1,265,400	27,204,934
Deutsche Boerse AG	325,600	84,923,840
		112,128,774
Insurance - 1.1%
Allianz SE	559,775	191,706,478
Hannover Rueck SE	612,800	162,926,856
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	265,173	150,286,101
		504,919,435
TOTAL FINANCIALS		631,569,358

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	1,081,926	60,474,487
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	2,559,277	102,106,147
Pharmaceuticals - 0.1%
Bayer AG	266,800	6,304,867
Merck KGaA	169,900	24,126,571
		30,431,438
TOTAL HEALTH CARE		193,012,072

Industrials - 1.4%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	12,000	4,157,699
Rheinmetall AG	239,469	250,027,854
		254,185,553
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,778,688	69,543,392
Electrical Equipment - 0.1%
Siemens Energy AG (b)	1,004,956	57,791,547
Industrial Conglomerates - 0.5%
Siemens AG	996,892	228,714,639
Machinery - 0.1%
Daimler Truck Holding AG	648,200	28,315,197
TOTAL INDUSTRIALS		638,550,328

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	839,354	31,134,247
Software - 0.8%
SAP SE	1,456,420	404,158,618
TOTAL INFORMATION TECHNOLOGY		435,292,865

Materials - 0.3%
Chemicals - 0.1%
BASF SE	1,160,680	59,181,228
Covestro AG	225,500	13,871,600
		73,052,828
Construction Materials - 0.2%
Heidelberg Materials AG	517,024	77,875,820
TOTAL MATERIALS		150,928,648

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	1,392,146	43,252,072
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	429,600	13,511,973
Multi-Utilities - 0.1%
E.ON SE	3,019,940	38,518,091
TOTAL UTILITIES		52,030,064

TOTAL GERMANY		2,325,741,717
HONG KONG - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKT Trust & HKT Ltd unit	19,786,340	25,376,336
Financials - 0.3%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	650,610	29,328,201
Insurance - 0.3%
AIA Group Ltd	10,505,130	80,662,470
Prudential PLC	5,891,360	54,237,903
		134,900,373
TOTAL FINANCIALS		164,228,574

Industrials - 0.1%
Machinery - 0.1%
Techtronic Industries Co Ltd	2,693,850	37,699,630
Real Estate - 0.1%
Retail REITs - 0.1%
Link REIT	9,918,877	45,082,153
TOTAL HONG KONG		272,386,693
INDIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (c)	468,400	25,574,640
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	1,255,921	77,389,852
TOTAL INDIA		102,964,492
INDONESIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	188,331,959	95,973,200
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,699,070	25,984,515
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,350,496	110,744,072
TOTAL IRELAND		136,728,587
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	3,540,970	58,284,366
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	72,600	14,570,094
TOTAL ISRAEL		72,854,460
ITALY - 1.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Pirelli & C SpA (c)(d)	4,238,390	26,529,650
Automobiles - 0.1%
Ferrari NV (Italy)	73,967	34,528,351
TOTAL CONSUMER DISCRETIONARY		61,058,001

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	814,800	34,437,881
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,265,600	47,296,683
Financials - 1.0%
Banks - 1.0%
FinecoBank Banca Fineco SpA	2,650,684	49,384,379
Intesa Sanpaolo SpA	11,188,300	55,135,308
Mediobanca Banca di Credito Finanziario SpA	3,695,200	65,739,650
UniCredit SpA	5,523,798	291,387,399
		461,646,736
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	1,584,100	89,229,352
Industrials - 0.3%
Electrical Equipment - 0.2%
Prysmian SpA	1,706,143	100,953,239
Machinery - 0.0%
GVS SpA (b)(c)(d)	190,400	975,706
Interpump Group SpA	219,500	8,301,881
		9,277,587
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	514,750	24,980,818
TOTAL INDUSTRIALS		135,211,644

TOTAL ITALY		828,880,297
JAPAN - 8.5%
Communication Services - 0.8%
Entertainment - 0.6%
Capcom Co Ltd	1,296,100	32,161,554
Nintendo Co Ltd	3,211,480	239,758,870
		271,920,424
Interactive Media & Services - 0.2%
LY Corp	24,711,230	83,415,174
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	859,890	47,902,792
TOTAL COMMUNICATION SERVICES		403,238,390

Consumer Discretionary - 1.2%
Automobile Components - 0.2%
Denso Corp	2,833,140	36,747,050
Sumitomo Electric Industries Ltd	2,996,850	52,821,354
		89,568,404
Automobiles - 0.4%
Isuzu Motors Ltd	2,685,560	35,556,231
Toyota Motor Corp	6,848,200	124,230,208
Yamaha Motor Co Ltd (e)	4,845,040	39,919,364
		199,705,803
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	814,220	21,691,496
Household Durables - 0.5%
Sony Group Corp	7,005,890	175,261,399
Sumitomo Forestry Co Ltd	812,880	24,812,092
		200,073,491
Specialty Retail - 0.1%
Fast Retailing Co Ltd	178,070	54,348,827
TOTAL CONSUMER DISCRETIONARY		565,388,021

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Seven & i Holdings Co Ltd (e)	1,503,220	21,445,436
Food Products - 0.3%
Ajinomoto Co Inc	2,979,450	119,353,635
Personal Care Products - 0.1%
Kao Corp	526,230	22,641,289
Rohto Pharmaceutical Co Ltd	225,400	3,265,792
		25,907,081
TOTAL CONSUMER STAPLES		166,706,152

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	3,896,270	49,378,763
Financials - 1.6%
Banks - 1.0%
Chiba Bank Ltd/The	5,065,820	45,980,823
Mitsubishi UFJ Financial Group Inc	8,893,900	113,385,083
Mizuho Financial Group Inc	3,444,310	96,786,549
Sumitomo Mitsui Financial Group Inc	8,199,470	208,735,990
		464,888,445
Financial Services - 0.1%
ORIX Corp	3,687,820	76,585,130
Insurance - 0.5%
Tokio Marine Holdings Inc	6,201,226	220,833,402
TOTAL FINANCIALS		762,306,977

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	1,264,495	148,462,923
Pharmaceuticals - 0.1%
Daiichi Sankyo Co Ltd	1,155,640	26,603,695
TOTAL HEALTH CARE		175,066,618

Industrials - 2.2%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	1,356,850	60,505,506
Mitsubishi Electric Corp	1,291,560	20,048,036
		80,553,542
Industrial Conglomerates - 0.9%
Hitachi Ltd	15,323,114	389,453,787
Machinery - 0.6%
Ebara Corp	1,284,410	21,394,416
Kawasaki Heavy Industries Ltd	560,540	28,286,890
Komatsu Ltd	1,285,130	38,542,371
MINEBEA MITSUMI Inc	784,900	12,126,757
Mitsubishi Heavy Industries Ltd	14,806,770	198,831,646
		299,182,080
Professional Services - 0.2%
BayCurrent Inc	525,400	22,335,721
Recruit Holdings Co Ltd	1,365,429	81,393,825
		103,729,546
Trading Companies & Distributors - 0.3%
ITOCHU Corp	1,887,260	83,402,440
Mitsui & Co Ltd	4,111,110	77,038,439
		160,440,879
TOTAL INDUSTRIALS		1,033,359,834

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd (e)	2,025,430	55,425,781
IT Services - 0.3%
Fujitsu Ltd	3,008,140	58,026,629
NEC Corp	212,200	20,713,155
TIS Inc	1,651,270	45,937,684
		124,677,468
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	1,063,337	59,586,184
Disco Corp	205,324	52,112,398
Renesas Electronics Corp	4,779,050	79,793,428
Tokyo Electron Ltd	667,880	99,872,252
		291,364,262
Technology Hardware, Storage & Peripherals - 0.4%
Canon Inc	1,280,200	43,337,289
FUJIFILM Holdings Corp	6,674,950	135,849,898
		179,187,187
TOTAL INFORMATION TECHNOLOGY		650,654,698

Materials - 0.4%
Chemicals - 0.4%
Kansai Paint Co Ltd	139,900	1,993,078
Kuraray Co Ltd	1,013,100	12,746,856
Shin-Etsu Chemical Co Ltd	5,913,440	178,292,381
		193,032,315
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co Ltd	3,380,180	49,714,836
Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	320,700	10,106,790
TOTAL JAPAN		4,058,953,394
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	246,620	9,237,238
NETHERLANDS - 1.7%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	3,449,794	95,986,667
Media - 0.0%
Havas NV	3,290,600	4,744,770
TOTAL COMMUNICATION SERVICES		100,731,437

Financials - 0.1%
Insurance - 0.1%
ASR Nederland NV	483,770	25,503,448
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	162,183	101,361,853
Industrials - 0.4%
Professional Services - 0.3%
Wolters Kluwer NV	1,032,569	158,099,594
Trading Companies & Distributors - 0.1%
IMCD NV	364,911	54,074,500
TOTAL INDUSTRIALS		212,174,094

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	64,749	34,470,297
ASML Holding NV	446,059	317,269,008
		351,739,305
Software - 0.0%
Topicus.com Inc	44,100	4,267,191
TOTAL INFORMATION TECHNOLOGY		356,006,496

TOTAL NETHERLANDS		795,777,328
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA	1,620,107	37,625,115
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	25,136,760	13,992,177
SINGAPORE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	7,616,500	19,211,735
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	188,280	23,962,396
TOTAL COMMUNICATION SERVICES		43,174,131

Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	4,556,853	129,089,572
TOTAL SINGAPORE		172,263,703
SOUTH AFRICA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	258,200	1,526,512
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	3,043,800	89,713,362
TOTAL SOUTH AFRICA		91,239,874
SPAIN - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	1,038,717	37,003,169
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	305,360	16,409,174
Financials - 1.2%
Banks - 1.2%
Banco Santander SA	42,740,843	274,360,218
Bankinter SA	5,332,435	51,631,968
CaixaBank SA	25,972,039	179,241,045
		505,233,231
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	67,439	15,026,946
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	4,918,117	71,015,436
TOTAL SPAIN		644,687,956
SWEDEN - 0.8%
Financials - 0.3%
Financial Services - 0.3%
Investor AB B Shares	4,810,500	142,857,164
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	15,209,444
Industrials - 0.5%
Building Products - 0.1%
Assa Abloy AB B Shares	1,548,365	47,506,391
Machinery - 0.4%
Atlas Copco AB A Shares	6,507,177	111,109,066
Indutrade AB	2,503,499	71,102,711
		182,211,777
TOTAL INDUSTRIALS		229,718,168

TOTAL SWEDEN		387,784,776
SWITZERLAND - 1.6%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	460,204	94,301,798
Financials - 1.2%
Capital Markets - 0.7%
Partners Group Holding AG	75,654	110,848,045
UBS Group AG	3,944,025	134,969,126
UBS Group AG (United States) (e)	749,487	25,699,909
		271,517,080
Insurance - 0.5%
Swiss Life Holding AG	51,520	44,778,665
Zurich Insurance Group AG	323,437	213,691,373
		258,470,038
TOTAL FINANCIALS		529,987,118

Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	171,026	20,823,521
Industrials - 0.2%
Electrical Equipment - 0.2%
ABB Ltd	1,455,691	78,467,331
Machinery - 0.0%
Schindler Holding AG	77,858	23,763,957
TOTAL INDUSTRIALS		102,231,288

TOTAL SWITZERLAND		747,343,725
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd	5,579,321	169,598,643
UNITED KINGDOM - 6.3%
Communication Services - 0.0%
Media - 0.0%
WPP PLC	3,567,962	28,943,713
Consumer Discretionary - 0.9%
Broadline Retail - 0.0%
B&M European Value Retail SA	1,951,800	6,818,005
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	4,166,464	145,851,181
Flutter Entertainment PLC (United Kingdom) (b)	51,100	13,999,899
InterContinental Hotels Group PLC	1,075,529	134,743,008
		294,594,088
Household Durables - 0.2%
Barratt Redrow PLC	15,770,360	84,646,766
Leisure Products - 0.0%
Games Workshop Group PLC	108,335	19,487,267
Specialty Retail - 0.0%
JD Sports Fashion PLC	7,637,900	7,499,782
TOTAL CONSUMER DISCRETIONARY		413,045,908

Consumer Staples - 0.9%
Beverages - 0.0%
Diageo PLC	1,198,556	32,610,763
Consumer Staples Distribution & Retail - 0.4%
J Sainsbury PLC	5,503,140	17,901,326
Tesco PLC	33,948,665	162,784,760
		180,686,086
Personal Care Products - 0.2%
Unilever PLC	1,387,643	78,321,309
Tobacco - 0.3%
Imperial Brands PLC	3,686,830	129,735,544
TOTAL CONSUMER STAPLES		421,353,702

Financials - 2.3%
Banks - 1.4%
HSBC Holdings PLC	22,759,430	269,915,186
Lloyds Banking Group PLC	166,389,508	154,438,383
NatWest Group PLC	13,721,900	83,154,465
Standard Chartered PLC	7,570,580	121,888,565
		629,396,599
Capital Markets - 0.8%
3i Group PLC	4,057,440	203,078,371
London Stock Exchange Group PLC	1,249,824	186,883,241
		389,961,612
Insurance - 0.1%
Admiral Group PLC	772,550	27,938,981
Beazley PLC	2,869,100	31,633,244
		59,572,225
TOTAL FINANCIALS		1,078,930,436

Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	1,246,219	188,551,198
Industrials - 1.5%
Aerospace & Defense - 0.9%
BAE Systems PLC	10,229,244	182,914,953
Rolls-Royce Holdings PLC (b)	25,609,218	241,761,466
		424,676,419
Professional Services - 0.5%
RELX PLC	4,687,645	225,131,755
Trading Companies & Distributors - 0.1%
Bunzl PLC	607,600	25,741,625
Diploma PLC	687,468	38,879,880
		64,621,505
TOTAL INDUSTRIALS		714,429,679

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,839,966	64,805,811
Utilities - 0.2%
Multi-Utilities - 0.2%
National Grid PLC	5,839,144	71,723,303
TOTAL UNITED KINGDOM		2,981,783,750
UNITED STATES - 5.4%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	204,290	124,210,363
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle SA	312,333	30,150,635
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	5,092,240	170,159,117
Shell PLC ADR	2,466,700	166,403,582
Shell PLC rights (b)(f)	5,092,240	1,823,013
		338,385,712
Financials - 1.0%
Capital Markets - 0.3%
Moody's Corp	62,369	31,430,234
S&P Global Inc	219,128	116,957,379
		148,387,613
Financial Services - 0.3%
Mastercard Inc Class A	65,885	37,970,184
Visa Inc Class A	300,375	108,949,016
		146,919,200
Insurance - 0.4%
Arthur J Gallagher & Co	108,815	36,751,178
Marsh & McLennan Cos Inc	518,472	123,313,381
		160,064,559
TOTAL FINANCIALS		455,371,372

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,415,154	130,709,168
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc	80,600	42,634,176
Pharmaceuticals - 0.7%
GSK PLC	4,069,687	75,093,675
Roche Holding AG	743,448	247,590,730
		322,684,405
TOTAL HEALTH CARE		496,027,749

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
Waste Connections Inc	164,755	31,243,948
Construction & Engineering - 0.1%
Ferrovial SE	791,600	35,162,339
Electrical Equipment - 0.3%
Schneider Electric SE	528,939	129,952,129
Professional Services - 0.2%
Experian PLC	2,244,619	106,927,295
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	408,700	72,180,164
TOTAL INDUSTRIALS		375,465,875

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc	161,340	32,176,036
Software - 0.1%
Monday.com Ltd (b)	147,670	43,824,026
TOTAL INFORMATION TECHNOLOGY		76,000,062

Materials - 1.4%
Chemicals - 0.4%
Linde PLC	368,411	172,066,357
Construction Materials - 1.0%
CRH PLC	1,609,300	164,985,436
CRH PLC (United Kingdom)	323,024	32,969,770
Holcim AG	2,700,408	296,021,499
		493,976,705
TOTAL MATERIALS		666,043,062

TOTAL UNITED STATES		2,561,654,830
TOTAL COMMON STOCKS (Cost $18,610,401,376)		21,254,220,398

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,246

International Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (g)	72,684,114	3,650,923,038
Fidelity Advisor International Growth Fund - Class Z (g)	40,003,857	848,881,853
Fidelity Advisor International Real Estate Fund - Class Z (g)	8,200,950	74,382,620
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (g)	6,213,721	125,330,748
Fidelity Advisor Japan Fund - Class Z (g)	9,715,552	162,346,867
Fidelity Diversified International Fund (g)	77,497,669	3,477,320,392
Fidelity Japan Smaller Companies Fund (g)	3,117,355	48,848,950
Fidelity Pacific Basin Fund (g)	3,631,096	116,412,953
Fidelity SAI International Index Fund (g)	287,915,678	4,255,393,719
Fidelity SAI International Low Volatility Index Fund (g)	247,128,610	2,822,208,723
Fidelity SAI International Momentum Index Fund (g)	30,763,127	450,064,544
Fidelity SAI International Quality Index Fund (g)	75,208,823	974,706,347
Fidelity SAI International Small Cap Index Fund (g)	62,779,489	528,603,301
Fidelity SAI International Value Index Fund (g)	638,610,241	6,616,002,102
Fidelity SAI Japan Stock Index Fund (g)	10,983,515	110,823,663
iShares MSCI India ETF (e)	2,034,043	97,837,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,082,058,014)		24,360,087,288

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $19,818,291)	384,400	14,961,661

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/20/2025 (i)	4.28	15,360,000	15,329,318
US Treasury Bills 0% 3/27/2025 (i)	4.23 to 4.28	2,890,000	2,881,869
US Treasury Bills 0% 4/10/2025 (i)	4.25	1,210,000	1,204,594
US Treasury Bills 0% 4/24/2025 (i)	4.24 to 4.25	1,690,000	1,679,686
US Treasury Bills 0% 4/3/2025 (i)	4.24 to 4.26	9,540,000	9,505,209
US Treasury Bills 0% 5/1/2025 (i)	4.23	26,390,000	26,206,338
US Treasury Bills 0% 5/8/2025 (i)	4.25 to 4.26	1,930,000	1,915,065
TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,711,233)			58,722,079

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	139,816,576	139,844,539
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	191,545,681	191,564,836
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.31	1,535,432,388	1,535,432,388
TOTAL MONEY MARKET FUNDS (Cost $1,866,841,763)			1,866,841,763

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $42,637,831,786)	47,554,834,435
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,298,856)
NET ASSETS - 100.0%	47,549,535,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	Mar 2025	47,006,250	(2,331,955)	(2,331,955)
ICE MSCI EAFE Index Contracts (United States)	12,370	Mar 2025	1,502,707,600	34,031,632	34,031,632

TOTAL FUTURES CONTRACTS					31,699,677
The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,501,562 or 0.5% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $199,652,340 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,393,737.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	147,670,036	5,687,742,996	5,695,566,043	10,046,791	(2,450)	-	139,844,539	139,816,576	0.3%
Fidelity Securities Lending Cash Central Fund	123,287,697	1,167,659,997	1,099,382,858	390,431	-	-	191,564,836	191,545,681	0.8%
Total	270,957,733	6,855,402,993	6,794,948,901	10,437,222	(2,450)	-	331,409,375	331,362,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund Class Z	2,697,791,079	783,968,158	35,000,000	99,968,158	(5,427,528)	209,591,329	3,650,923,038	72,684,114
Fidelity Advisor International Growth Fund Class Z	-	821,579,441	-	7,579,441	-	27,302,412	848,881,853	40,003,857
Fidelity Advisor International Real Estate Fund Class Z	74,363,296	3,649,658	-	3,649,659	-	(3,630,334)	74,382,620	8,200,950
Fidelity Advisor International Small Cap Opportunities Fund Class Z	116,625,713	7,535,726	-	7,535,726	-	1,169,309	125,330,748	6,213,721
Fidelity Advisor Japan Fund Class Z	160,403,756	-	-	8,044,477	-	1,943,111	162,346,867	9,715,552
Fidelity Diversified International Fund	2,426,514,357	961,931,285	28,000,000	119,931,284	(3,984,081)	120,858,831	3,477,320,392	77,497,669
Fidelity International Capital Appreciation Fund	2,063,357,165	-	2,203,307,882	-	680,495,881	(540,545,164)	-	-
Fidelity Japan Smaller Companies Fund	46,272,712	2,113,617	-	2,113,618	-	462,621	48,848,950	3,117,355
Fidelity Overseas Fund	3,311,095,164	589,000,000	4,181,757,673	-	853,603,460	(571,940,951)	-	-
Fidelity Pacific Basin Fund	106,173,261	-	-	6,644,907	-	10,239,692	116,412,953	3,631,096
Fidelity SAI Inflation-Focused Fund	1,157	54	-	55	-	35	1,246	14
Fidelity SAI International Index Fund	2,782,412,214	1,260,187,684	-	117,326,438	-	212,793,821	4,255,393,719	287,915,678
Fidelity SAI International Low Volatility Index Fund	2,741,508,883	642,848,178	652,000,000	52,848,179	(10,051,310)	99,902,972	2,822,208,723	247,128,610
Fidelity SAI International Momentum Index Fund	345,310,246	79,082,203	-	13,582,203	-	25,672,095	450,064,544	30,763,127
Fidelity SAI International Quality Index Fund	116,787,285	853,463,993	-	13,963,993	-	4,455,069	974,706,347	75,208,823
Fidelity SAI International Small Cap Index Fund	494,867,327	16,475,313	-	16,475,313	-	17,260,661	528,603,301	62,779,489
Fidelity SAI International Value Index Fund	3,936,146,856	2,203,588,208	49,000,000	237,588,201	(675,359)	525,942,397	6,616,002,102	638,610,241
Fidelity SAI Japan Stock Index Fund	86,751,768	24,385,642	-	2,385,642	-	(313,747)	110,823,663	10,983,515
	21,506,382,239	8,249,809,160	7,149,065,555	709,637,294	1,513,961,063	141,164,159	24,262,251,066	1,574,453,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,066,654,328	208,465,357	858,188,971	-
Consumer Discretionary	1,894,776,618	482,760,354	1,412,016,264	-
Consumer Staples	878,295,441	163,271,279	715,024,162	-
Energy	688,104,942	249,181,008	438,923,934	-
Financials	5,952,935,971	1,787,906,850	4,165,029,121	-
Health Care	2,102,573,967	775,673,907	1,326,900,060	-
Industrials	4,373,354,527	1,346,253,520	3,027,101,007	-
Information Technology	2,135,601,159	352,348,585	1,783,252,574	-
Materials	1,681,168,181	506,087,140	1,175,081,041	-
Real Estate	231,090,654	63,172,290	167,918,364	-
Utilities	249,664,610	58,300,990	191,363,620	-

Domestic Equity Funds	1,246	1,246	-	-

International Equity Funds	24,360,087,288	24,360,087,288	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	14,961,661	-	14,961,661	-

U.S. Treasury Obligations	58,722,079	-	58,722,079	-

Money Market Funds	1,866,841,763	1,866,841,763	-	-
Total Investments in Securities:	47,554,834,435	32,220,351,577	15,334,482,858	-
Derivative Instruments:

Assets
Futures Contracts	34,031,632	34,031,632	-	-
Total Assets	34,031,632	34,031,632	-	-

Liabilities
Futures Contracts	(2,331,955)	(2,331,955)	-	-
Total Liabilities	(2,331,955)	(2,331,955)	-	-
Total Derivative Instruments:	31,699,677	31,699,677	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,031,632	(2,331,955)
Total Equity Risk	34,031,632	(2,331,955)
Total Value of Derivatives	34,031,632	(2,331,955)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $185,153,438) - See accompanying schedule:
Unaffiliated issuers (cost $20,337,605,230)	$22,961,173,994
Fidelity Central Funds (cost $331,409,375)	331,409,375
Other affiliated issuers (cost $21,968,817,181)	24,262,251,066

Total Investment in Securities (cost $42,637,831,786)		$47,554,834,435
Foreign currency held at value (cost $125,891,139)		125,595,287
Receivable for investments sold		103,747,525
Receivable for fund shares sold		64,430,392
Dividends receivable		29,618,638
Interest receivable		5,186,126
Distributions receivable from Fidelity Central Funds		527,219
Receivable for daily variation margin on futures contracts		2,513,587
Other receivables		776,659
Total assets		47,887,229,868
Liabilities
Payable to custodian bank	$1,720
Payable for investments purchased
Regular delivery	83,331,040
Delayed delivery	1,842,550
Payable for fund shares redeemed	53,684,555
Accrued management fee	4,984,035
Other payables and accrued expenses	2,285,553
Collateral on securities loaned	191,564,836
Total liabilities		337,694,289
Net Assets		$47,549,535,579
Net Assets consist of:
Paid in capital		$42,975,140,906
Total accumulated earnings (loss)		4,574,394,673
Net Assets		$47,549,535,579
Net Asset Value, offering price and redemption price per share ($47,549,535,579 ÷ 3,738,496,681 shares)		$12.72
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Unaffiliated issuers		$370,202,545
Affiliated issuers		639,433,330
Interest		83,497,524
Income from Fidelity Central Funds (including $390,431 from security lending)		10,437,222
Income before foreign taxes withheld		$1,103,570,621
Less foreign taxes withheld		(21,629,741)
Total income		1,081,940,880
Expenses
Management fee	$142,837,425
Custodian fees and expenses	971,873
Independent trustees' fees and expenses	197,898
Registration fees	3,358,733
Audit fees	170,343
Legal	41,169
Miscellaneous	211,873
Total expenses before reductions	147,789,314
Expense reductions	(100,626,533)
Total expenses after reductions		47,162,781
Net Investment income (loss)		1,034,778,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(266,324,770)
Fidelity Central Funds	(2,450)
Other affiliated issuers	1,513,961,063
Foreign currency transactions	(3,944,586)
Futures contracts	(65,852,467)
Capital gain distributions from underlying funds:
Affiliated issuers	70,203,964
Total net realized gain (loss)		1,248,040,754
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,382,575,648
Affiliated issuers	141,164,159
Assets and liabilities in foreign currencies	(281,954)
Futures contracts	20,240,580
Total change in net unrealized appreciation (depreciation)		1,543,698,433
Net gain (loss)		2,791,739,187
Net increase (decrease) in net assets resulting from operations		$3,826,517,286
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,034,778,099	$677,627,120
Net realized gain (loss)	1,248,040,754	(105,463,335)
Change in net unrealized appreciation (depreciation)	1,543,698,433	3,200,402,734
Net increase (decrease) in net assets resulting from operations	3,826,517,286	3,772,566,519
Distributions to shareholders	(1,440,029,686)	(655,693,107)

Share transactions
Proceeds from sales of shares	20,046,129,240	10,931,031,106
Reinvestment of distributions	1,434,502,784	619,143,606
Cost of shares redeemed	(7,501,663,735)	(3,812,653,511)

Net increase (decrease) in net assets resulting from share transactions	13,978,968,289	7,737,521,201
Total increase (decrease) in net assets	16,365,455,889	10,854,394,613

Net Assets
Beginning of period	31,184,079,690	20,329,685,077
End of period	$47,549,535,579	$31,184,079,690

Other Information
Shares
Sold	1,606,466,664	975,924,560
Issued in reinvestment of distributions	121,178,880	53,559,135
Redeemed	(599,718,456)	(343,347,643)
Net increase (decrease)	1,127,927,088	686,136,052

Financial Highlights
Strategic Advisers® Fidelity® International Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.56	$11.66	$12.16	$9.84
Income from Investment Operations
Net investment income (loss) B,C	.32	.32	.21	.27	.10
Net realized and unrealized gain (loss)	.85	1.35	(.84)	(.03)	2.37
Total from investment operations	1.17	1.67	(.63)	.24	2.47
Distributions from net investment income	(.30)	(.28)	(.21)	(.25)	(.08)
Distributions from net realized gain	(.10)	-	(.26)	(.49)	(.07)
Total distributions	(.40)	(.28)	(.47)	(.74)	(.15)
Net asset value, end of period	$12.72	$11.95	$10.56	$11.66	$12.16
Total Return D	10.06%	15.91%	(5.41)%	1.59%	25.35%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.37%	.33%	.32%	.30%	.28%
Expenses net of fee waivers, if any	.12%	.08%	.07%	.05%	.03%
Expenses net of all reductions	.12%	.08%	.07%	.05%	.03%
Net investment income (loss)	2.58%	2.85%	2.02%	2.09%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$47,549,536	$31,184,080	$20,329,685	$24,586,628	$16,450,240
Portfolio turnover rate G	40%	16%	16%	17%	6%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$71,156

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,726,628,600
Gross unrealized depreciation	(1,061,077,011)
Net unrealized appreciation (depreciation)	$4,665,551,589
Tax Cost	$42,889,282,846

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,548,390
Net unrealized appreciation (depreciation) on securities and other investments	$4,665,171,371

The Fund intends to elect to defer to its next fiscal year $136,325,089 of capital losses recognized during the period November 1, 2024 to February 28, 2025.

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$1,074,449,525	$655,693,107
Long-term Capital Gains	365,580,161	-
Total	$1,440,029,686	$655,693,107

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	27,870,165,671	15,446,087,134
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC, FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
From $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity International Fund	1,033

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity International Fund	458,812,010	253,362,327	9,143,811

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $1,534,099,341 on the Fund's redemptions of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund, which is included in "Net Realized gain (loss): Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss ($)	Shares redeemed
Fidelity Overseas Fund	4,181,757,673	853,603,460	61,496,436
Fidelity International Capital Appreciation Fund	2,203,307,882	680,495,881	73,272,627
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity International Fund	55,268
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Fidelity International Fund	41,242	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $100,612,254.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14,279.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	30%
Fidelity International Discovery Fund	36%
Fidelity International Growth Fund	13%
Fidelity International Real Estate Fund	25%
Fidelity Japan Fund	24%
Fidelity Japan Smaller Companies Fund	12%
Fidelity Pacific Basin Fund	17%
Fidelity SAI International Index Fund	46%
Fidelity SAI International Low Volatility Index Fund	56%
Fidelity SAI International Momentum Index Fund	52%
Fidelity SAI International Quality Index Fund	54%
Fidelity SAI International Small Cap Index Fund	68%
Fidelity SAI International Value Index Fund	87%
Fidelity SAI Japan Stock Index Fund	16%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity International Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $365,580,161, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $31,259,136 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 45.03%, and 75.46% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.0136 and $0.0003 for the dividend paid April 29, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	32,425,213,620.65	90.77
Against	1,713,457,775.11	4.80
Abstain	1,583,842,560.55	4.43
TOTAL	35,722,513,956.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Amendment). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate and decrease total net expenses. The Board also noted that no other contract terms are impacted by the Amendment.
In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group). In connection with the approval of the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate.
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The
Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Amended Sub-Subadvisory Agreements

Strategic Advisers Fidelity International Fund

In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between (i) FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) and (ii) Fidelity Diversifying Solutions LLC (FDS) and each Sub-Subadviser for the fund (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.

The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FIAM or FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FIAM, FDS, or an affiliate, as applicable, will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreements with FIAM and FDS. The Board noted that no other material contract terms are impacted by the Amended Agreements.

The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FIAM or FDS in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FIAM, FDS, and their affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FIAM, FDS, and their affiliates .
The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912839.114
SIL-ANN-0425
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Core Income Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 4.8%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.592% 7/15/2034 (b)(c)(d)		4,250,000	4,257,238
522 Fdg Clo 2019-5 Ltd / 522 Fdg Clo 2019-5 Series 2022-5A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)		1,000,000	1,001,341
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)		16,000,000	16,133,168
Aimco CLO 20 Ltd Series 2023-20A Class B1, CME Term SOFR 3 month Index + 2.2%, 6.5076% 10/16/2036 (b)(c)(d)		500,000	503,352
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)		1,080,000	1,086,927
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 6.2932% 7/20/2037 (b)(c)(d)		14,000,000	14,063,112
Benefit Street Partners Clo Xxix Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4847% 1/25/2038 (b)(c)(d)		250,000	250,096
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)		720,000	723,102
Benefit Street Partners Clo Xxx Ltd Series 2023-30A Class D, CME Term SOFR 3 month Index + 5.6%, 9.9001% 4/25/2036 (b)(c)(d)		415,000	419,401
Benefit Street Partners Clo Xxxi Ltd Series 2023-31A Class B1, CME Term SOFR 3 month Index + 2.35%, 6.6501% 4/25/2036 (b)(c)(d)		250,000	250,990
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)		4,323,000	4,339,747
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)		8,569,000	8,610,697
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)		4,204,000	4,218,020
Midocean Cr Clo Xi Ltd / Midocean Cr Clo Xi LLC Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 5.5341% 1/18/2036 (b)(c)(d)		250,000	250,282
Midocean Credit Clo Xii Ltd Series 2024-12A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6332% 4/18/2036 (b)(c)(d)		250,000	250,248
OCP CLO Ltd / OCP CLO LLC Series 2025-26A Class AR, CME Term SOFR 3 month Index + 1.08%, 0% 4/17/2037 (b)(c)(d)		250,000	250,000
OCP CLO Ltd Series 2025-40A Class A, CME Term SOFR 3 month Index + 1.14%, 0% 4/16/2038 (b)(c)(d)(f)		1,080,000	1,080,000
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.9291% 10/15/2037 (b)(c)(d)		250,000	250,797
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 6.2491% 10/15/2037 (b)(c)(d)		250,000	251,537
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.8301% 4/26/2037 (b)(c)(d)		250,000	251,668
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (c)		2,680,419	2,665,546
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 9.5432% 1/20/2037 (b)(c)(d)		1,000,000	1,000,913
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (e)	GBP	200,000	254,992
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.4232% 7/20/2032 (b)(c)(d)		4,240,195	4,244,456
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.9395% 10/20/2037 (b)(c)(d)		250,000	250,925
TOTAL BAILIWICK OF JERSEY			66,858,555
BERMUDA - 0.0%
Symphony Clo 38 Ltd Series 2023-38A Class C1, CME Term SOFR 3 month Index + 2.9%, 7.1966% 4/24/2036 (b)(c)(d)		500,000	501,917
Symphony Clo 39 Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.6301% 1/25/2038 (b)(c)(d)		300,000	301,080
Tstat 2022-1 Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 7/20/2037 (b)(c)(d)		3,407,280	3,409,489
TOTAL BERMUDA			4,212,486
CANADA - 0.0%
CARDS II Trust Series 2023-2A Class A, U.S. SOFR Index + 0.85%, 5.2033% 7/15/2028 (b)(c)(d)		2,450,000	2,454,148
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)		1,402,854	1,423,366
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)		2,475,585	2,504,434
TOTAL CANADA			6,381,948
GERMANY - 0.0%
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 4.016% 5/14/2038 (b)(d)(e)	EUR	100,000	104,263
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 4.316% 5/14/2038 (b)(d)(e)	EUR	100,000	103,383
TOTAL GERMANY			207,646
GRAND CAYMAN (UK OVERSEAS TER) - 2.2%
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.842% 7/15/2037 (b)(c)(d)		250,000	251,670
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4903% 10/23/2034 (b)(c)(d)		1,500,000	1,499,933
Agl Clo 1 Ltd. Series 2021-13A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.7148% 10/20/2034 (b)(c)(d)		600,000	600,301
Agl Clo 14 Ltd Series 2021-14A Class B1, CME Term SOFR 3 month Index + 1.9116%, 6.2048% 12/2/2034 (b)(c)(d)		250,000	250,320
Agl Clo 32 Ltd Series 2024-32A Class A1, CME Term SOFR 3 month Index + 1.38%, 5.6732% 7/21/2037 (b)(c)(d)		250,000	250,822
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.5361% 4/22/2038 (b)(c)(d)		250,000	251,265
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.7532% 7/20/2037 (b)(c)(d)		250,000	251,116
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)		2,821,000	2,830,555
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)		4,867,000	4,888,902
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 0% 4/20/2038 (b)(c)(d)(f)		250,000	249,957
AIMCO CLO Series 2024-AA Class AR3, CME Term SOFR 3 month Index + 1.25%, 5.5529% 10/17/2034 (b)(c)(d)		11,600,000	11,616,495
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)		4,673,000	4,676,981
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 1/20/2035 (b)(c)(d)		5,200,000	5,218,548
Ammc Clo 18 Ltd Series 2018-18A Class AR, CME Term SOFR 3 month Index + 1.3616%, 5.6797% 5/26/2031 (b)(c)(d)		39,222	39,359
Ammc Clo 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.6752% 1/20/2037 (b)(c)(d)		4,820,000	4,819,161
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 6.3498% 4/28/2037 (b)(c)(d)		700,000	702,826
Anchorage Capital Clo 6 Ltd Series 2024-6A Class AR3, CME Term SOFR 3 month Index + 1.44%, 5.7301% 4/22/2034 (b)(c)(d)		300,000	300,589
Anchorage Capital CLO 8 Ltd Series 2021-8A Class AR2A, CME Term SOFR 3 month Index + 1.4616%, 5.7617% 10/27/2034 (b)(c)(d)		250,000	250,622
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 5.8932% 7/20/2037 (b)(c)(d)		250,000	251,895
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)		1,650,000	1,653,391
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 7.6017% 10/22/2034 (b)(c)(d)		250,000	250,776
Apidos CLO XXIV Series 2021-24A Class A1AL, CME Term SOFR 3 month Index + 1.2116%, 5.5048% 10/20/2030 (b)(c)(d)		258,603	258,910
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 month Index + 1.8616%, 6.1583% 10/24/2034 (b)(c)(d)		1,000,000	1,000,789
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.7048% 1/20/2035 (b)(c)(d)		250,000	250,077
Apidos Clo Xxxvi Series 2021-36A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.1548% 7/20/2034 (b)(c)(d)		1,160,000	1,160,000
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7886% 1/15/2037 (b)(c)(d)		196,607	196,607
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.7379% 12/17/2029 (b)(c)(d)		133,000	132,584
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 5.9983% 5/17/2041 (b)(c)(d)		910,000	914,553
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)		4,931,202	4,934,723
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)		4,228,000	4,246,878
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)		7,506,000	7,522,558
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.9498% 10/28/2034 (b)(c)(d)		3,900,000	3,905,850
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.5103% 10/23/2032 (b)(c)(d)		5,458,654	5,468,255
Atlas Sr Ln Fd Xvi Ltd / Atlas Sr Ln Fd Xvi LLC Series 2021-16A Class A, CME Term SOFR 3 month Index + 1.5316%, 5.8248% 1/20/2034 (b)(c)(d)		7,845,000	7,870,622
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)		3,908,000	3,932,468
Bain Capital Credit Clo 2020-2 Ltd Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.24%, 5.5332% 7/19/2034 (b)(c)(d)		8,600,000	8,609,322
Bain Capital Credit Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.5376% 7/16/2034 (b)(c)(d)		13,800,000	13,810,943
Bain Capital Credit Clo Ltd Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 5.3232% 10/21/2034 (b)(c)(d)		1,000,000	1,000,752
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 7/15/2037 (b)(c)(d)		380,000	383,297
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.5003% 10/23/2034 (b)(c)(d)		7,300,000	7,305,453
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)		7,479,000	7,526,843
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)		1,560,000	1,567,020
Barings Clo Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.452% 10/15/2030 (b)(c)(d)		3,281,846	3,285,128
Barings Ln Partners Clo Ltd 2 / Barings Ln Partners Clo 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.9547% 1/20/2034 (b)(c)(d)		4,500,000	4,491,342
Battalion Clo X Ltd / Battalion Clo X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 month Index + 1.4316%, 5.7283% 1/25/2035 (b)(c)(d)		12,000,000	12,041,784
Battalion Clo Xi Ltd / Battalion Clo Xi LLC Series 2021-11A Class AR, CME Term SOFR 3 month Index + 1.4116%, 5.7083% 4/24/2034 (b)(c)(d)		22,750,000	22,768,155
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 5.2839% 1/17/2033 (b)(c)(d)		250,000	250,046
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5218% 3/30/2038 (b)(c)(d)		250,000	249,956
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)		125,000	125,000
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)		7,708,000	7,730,561
Benefit Str Partners Clo VIII Ltd / Benefit Str Partners Clo VIII LLC Series 2018-8A Class A1AR, CME Term SOFR 3 month Index + 1.3616%, 5.6548% 1/20/2031 (b)(c)(d)		187,605	187,686
Benefit Street Partners Clo Xx Ltd Series 2021-20A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7336% 7/15/2034 (b)(c)(d)		250,000	250,289
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6983% 1/25/2038 (b)(c)(d)		560,000	563,828
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.8929% 7/17/2037 (b)(c)(d)		700,000	705,930
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.4901% 10/25/2030 (b)(c)(d)		161,288	161,754
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 6.1501% 10/25/2030 (b)(c)(d)		410,000	410,622
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 6.2846% 8/15/2031 (b)(c)(d)		500,000	500,290
Bluemountain CLO Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.5216%, 5.8236% 4/15/2034 (b)(c)(d)		3,000,000	3,003,804
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.523% 11/15/2030 (b)(c)(d)		713,866	714,807
Bluemountain Clo Xxx Ltd Series 2022-30A Class BR, CME Term SOFR 3 month Index + 1.9%, 6.202% 4/15/2035 (b)(c)(d)		1,600,000	1,601,517
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)		634,360	635,028
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)		280,000	280,270
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 7/15/2031 (b)(c)(d)		159,957	160,160
Carlyle C17 Clo Ltd / Carlyle C17 Clo Corp Series 2018-C17A Class A1AR, CME Term SOFR 3 month Index + 1.2916%, 5.5785% 4/30/2031 (b)(c)(d)		84,379	84,508
Carlyle Global Market Strategies Series 2018-2RA Class A1, CME Term SOFR 3 month Index + 1.3116%, 5.6346% 5/15/2031 (b)(c)(d)		375,053	375,078
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5132% 7/20/2032 (b)(c)(d)		566,539	567,769
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)		3,508,000	3,539,288
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)		5,360,000	5,391,678
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 10/21/2037 (b)(c)(d)		340,000	342,463
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 6.0732% 10/21/2037 (b)(c)(d)		250,000	251,893
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)		150,000	153,859
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 5.7101% 10/22/2037 (b)(c)(d)		250,000	251,630
Cayuga Park Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3816%, 5.6845% 7/17/2034 (b)(c)(d)		375,000	375,756
CBAM Ltd Series 2021-10A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2032 (b)(c)(d)		207,803	207,803
Cedar Fdg Xi Clo Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.06%, 5.3732% 5/29/2032 (b)(c)(d)		233,667	233,926
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)		3,624,000	3,624,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)		3,215,000	3,215,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)		4,739,000	4,753,719
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)		4,327,000	4,335,429
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 6.1744% 1/18/2038 (b)(c)(d)		500,000	500,430
CIFC Funding Ltd Series 2018-1A Class BR2, CME Term SOFR 3 month Index + 1.6616%, 5.9548% 1/18/2031 (b)(c)(d)		250,000	250,507
CIFC Funding Ltd Series 2021-2A Class DR, CME Term SOFR 3 month Index + 3.2616%, 7.5645% 4/17/2034 (b)(c)(d)		550,000	551,542
CIFC Funding Ltd Series 2021-7A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.152% 1/23/2035 (b)(c)(d)		3,800,000	3,807,197
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)		294,000	295,160
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 6.0501% 7/25/2037 (b)(c)(d)		250,000	250,628
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)		28,750,000	28,931,528
CIFC Funding Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.6%, 5.8932% 1/20/2037 (b)(c)(d)		250,000	252,049
CIFC Funding Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.36%, 5.6503% 7/23/2037 (b)(c)(d)		250,000	250,904
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.7576% 7/16/2037 (b)(c)(d)		310,000	312,246
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.4905% 1/17/2038 (b)(c)(d)		2,500,000	2,501,355
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 5.3018% 1/17/2035 (b)(c)(d)		4,300,000	4,300,000
Clover CLO LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.95%, 5.2667% 4/22/2034 (b)(c)(d)		380,000	379,998
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)		3,981,000	3,981,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)		5,895,000	5,904,149
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5232% 10/20/2031 (b)(c)(d)		844,622	845,610
Crown PT Clo 11 Ltd / Crown PT Clo 11 LLC Series 2021-11A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6845% 1/17/2034 (b)(c)(d)		1,000,000	1,000,000
Diameter Cap Clo 3 Ltd / Diameter Cap Clo 3 LLC Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.33%, 5.6173% 1/15/2038 (b)(c)(d)		250,000	250,951
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.948% 10/20/2037 (b)(c)(d)		1,100,000	1,091,404
Diameter Capital CLO 9 Ltd Series 2025-9A Class A, 0% 4/20/2038 (c)(d)(f)		250,000	250,043
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)		250,000	250,727
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.473% 8/15/2031 (b)(c)(d)		272,832	273,974
Dryden 41 Senior Loan Fund Series 2018-41A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5336% 4/15/2031 (b)(c)(d)		108,252	108,391
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.952% 10/15/2030 (b)(c)(d)		4,000,000	3,960,028
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 10/19/2029 (b)(c)(d)		159,517	159,695
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.5836% 4/15/2031 (b)(c)(d)		130,896	131,027
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)		4,007,000	4,017,422
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)		5,321,000	5,343,008
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)		4,840,000	4,862,438
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)		3,054,000	3,054,611
Dryden Xxvi Senior Loan Fund Series 2018-26A Class AR, CME Term SOFR 3 month Index + 1.1616%, 5.4636% 4/15/2029 (b)(c)(d)		178,853	178,961
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (c)		123,032	105,765
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)		7,240,000	7,245,488
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)		3,921,000	3,940,605
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)		6,200,000	6,210,410
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 5.6001% 1/25/2035 (b)(c)(d)		12,500,000	12,534,900
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 5.7329% 7/17/2037 (b)(c)(d)		250,000	251,532
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.8932% 10/20/2037 (b)(c)(d)		500,000	504,289
Elmwood CLO 39 Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.14%, 0% 4/17/2038 (b)(c)(d)(f)		15,000,000	15,000,000
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)		22,750,000	22,881,268
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 10.2432% 7/18/2037 (b)(c)(d)		400,000	408,250
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.6732% 7/18/2037 (b)(c)(d)		500,000	502,984
Elmwood Clo Xii Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.36%, 5.662% 10/15/2037 (b)(c)(d)		340,000	341,920
Flatiron CLO 18 Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.2116%, 5.5145% 4/17/2031 (b)(c)(d)		74,502	74,517
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)		8,080,000	8,101,614
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)		6,432,000	6,480,697
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.8732% 10/19/2037 (b)(c)(d)		250,000	251,569
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)		3,337,564	3,355,684
Flatiron Clo Ltd Series 2021-1A Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.1346% 11/16/2034 (b)(c)(d)		600,000	600,827
Galaxy Xviii Clo Ltd Series 2018-28A Class A1, CME Term SOFR 3 month Index + 1.3616%, 5.6636% 7/15/2031 (b)(c)(d)		206,602	206,841
Galaxy Xx Clo Ltd Series 2018-20A Class AR, CME Term SOFR 3 month Index + 1.2616%, 5.5548% 4/20/2031 (b)(c)(d)		393,896	394,160
Galaxy Xxvi Clo Ltd / Galaxy Xxvi Clo LLC Series 2024-26A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.9286% 11/22/2031 (b)(c)(d)		600,000	601,483
Generate Clo 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2037 (b)(c)(d)		500,000	501,188
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.7232% 7/20/2037 (b)(c)(d)		500,000	502,986
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.9101% 4/22/2037 (b)(c)(d)		250,000	251,546
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 5.3732% 10/20/2034 (b)(c)(d)		250,000	250,187
Golub Cap Partners CLO Ltd / Golub Cap Partners CLO LLC Series 2024-43A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6332% 10/20/2037 (b)(c)(d)		470,000	473,357
Golub Capital Partners Clo 41b-R Ltd Series 2021-41A Class AR, CME Term SOFR 3 month Index + 1.5816%, 5.8748% 1/20/2034 (b)(c)(d)		500,000	500,879
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (c)(d)		104,938	96,650
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 7.1815% 3/1/2027 (b)(c)(d)		292,347	292,889
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.702% 4/15/2034 (b)(c)(d)		35,000,000	35,045,780
Gulf Stream Meridian 7 Ltd / Gulf Stream Meridian 7 LLC Series 2022-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.662% 7/15/2035 (b)(c)(d)		1,500,000	1,503,026
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/18/2037 (b)(c)(d)		280,000	281,563
Harriman Park Clo Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)		500,000	501,420
Hero Funding Trust Series 2016-4B Class B, 4.99% 9/20/2047 (c)		787	785
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (c)		54,951	49,801
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (c)		47,338	43,748
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (c)		52,201	46,109
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (c)		43,087	38,970
HGI Cre CLO, Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.0886% 4/20/2037 (b)(c)(d)		320,500	321,395
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)		3,988,298	3,838,737
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class B1, CME Term SOFR 3 month Index + 1.85%, 6.1501% 7/25/2037 (b)(c)(d)		1,000,000	1,005,868
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class C, CME Term SOFR 3 month Index + 2.2%, 6.5001% 7/25/2037 (b)(c)(d)		250,000	250,741
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class D1, CME Term SOFR 3 month Index + 3.3%, 7.6001% 7/25/2037 (b)(c)(d)		250,000	253,444
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)		4,148,000	4,160,933
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)		4,340,000	4,366,422
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.5701% 7/25/2035 (b)(c)(d)		11,700,000	11,723,178
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)		9,327,000	9,352,491
Kkr Clo Trust Series 2021-33A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 7/20/2034 (b)(c)(d)		18,900,000	18,904,328
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5732% 7/20/2034 (b)(c)(d)		4,500,000	4,510,629
Lcm Xxiv Ltd / Lcm Xxiv LLC Series 2021-24A Class AR, CME Term SOFR 3 month Index + 1.2416%, 5.5348% 3/20/2030 (b)(c)(d)		1,023,051	1,023,943
Lument Finance Trust, Inc. Series 2021-FL1 Class D, CME Term SOFR 1 month Index + 2.5645%, 6.8763% 6/15/2039 (b)(c)(d)		416,500	404,870
Lument Finance Trust, Inc. Series 2021-FL1 Class E, CME Term SOFR 1 month Index + 3.0645%, 7.3763% 6/15/2039 (b)(c)(d)		365,500	354,809
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5801% 7/27/2034 (b)(c)(d)		250,000	250,365
Madison Park Funding Lxii Ltd Series 2023-62A Class AR, CME Term SOFR 3 month Index + 1.85%, 6.1529% 7/17/2036 (b)(c)(d)		250,000	251,305
Madison Park Funding Lxxi Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 0% 4/23/2038 (b)(c)(d)(f)		300,000	300,000
Madison Park Funding XIV Ltd Series 2024-14A Class AR3, CME Term SOFR 3 month Index + 1.2%, 5.4901% 10/22/2030 (b)(c)(d)		180,171	180,425
Madison Park Funding Xxi Ltd Series 2021-21A Class AARR, CME Term SOFR 3 month Index + 1.3416%, 5.6436% 10/15/2032 (b)(c)(d)		246,259	246,812
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 6.0903% 7/23/2037 (b)(c)(d)		600,000	600,442
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5401% 10/22/2034 (b)(c)(d)		5,300,000	5,303,525
Madison Park Funding Xxxviii Ltd Series 2021-38A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6845% 7/17/2034 (b)(c)(d)		12,500,000	12,521,088
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)		6,180,000	6,197,805
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 6.3501% 4/25/2037 (b)(c)(d)		270,000	272,083
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4403% 11/21/2030 (b)(c)(d)		155,539	155,672
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)		4,233,000	4,234,668
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4732% 10/18/2030 (b)(c)(d)		3,015,613	3,018,515
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6676% 7/16/2037 (b)(c)(d)		600,000	602,998
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)		1,417,000	1,417,709
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)		3,249,000	3,252,915
Magnetite Xii Ltd Series 2024-12A Class AR4, CME Term SOFR 3 month Index + 1.15%, 5.452% 10/15/2031 (b)(c)(d)		1,863,413	1,865,291
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)		2,869,000	2,887,181
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)		4,904,000	4,913,886
Magnetite Xxv Ltd Series 2020-25A Class A, CME Term SOFR 3 month Index + 1.4616%, 5.7617% 1/25/2032 (b)(c)(d)		2,666,972	2,667,638
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)		3,261,000	3,272,668
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)		4,390,000	4,416,928
Marathon Clo Xiii Ltd Series 2024-1A Class AAR2, CME Term SOFR 3 month Index + 1.2%, 5.502% 4/15/2032 (b)(c)(d)		872,900	873,917
Marble Point Clo Xviii Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 0% 3/15/2038 (b)(c)(d)		15,250,000	15,250,000
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)		3,673,524	3,684,177
Myers Park Clo Ltd Series 2018-1A Class A2, CME Term SOFR 3 month Index + 1.6616%, 5.9548% 10/20/2030 (b)(c)(d)		290,000	290,595
Neuberger Berman CLO Ltd Series 2024-56A Class B, CME Term SOFR 3 month Index + 1.75%, 6.0466% 7/24/2037 (b)(c)(d)		500,000	504,213
Neuberger Berman Ln Advisers Clo 40 Ltd / Neuberger Berman Ln Advisers Clo 40 LLC Series 2021-40A Class A, CME Term SOFR 3 month Index + 1.3216%, 5.6292% 4/16/2033 (b)(c)(d)		486,189	486,741
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)		4,828,000	4,858,392
Neuberger Berman Loan Advisers Clo 33 Ltd Series 2021-33A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6492% 10/16/2033 (b)(c)(d)		4,241,926	4,247,657
Neuberger Berman Loan Advisers CLO 35 Ltd Series 2024-35A Class ANR, CME Term SOFR 3 month Index + 1.3%, 5.5932% 1/19/2033 (b)(c)(d)		2,000,000	2,002,958
Neuberger Berman Loan Advisers Clo 45 Ltd Series 2021-45A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6786% 10/14/2035 (b)(c)(d)		500,000	500,817
New Mountain Clo 1 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.25%, 5.552% 1/15/2038 (b)(c)(d)		250,000	250,375
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 5.5486% 6/15/2031 (b)(c)(d)		11,209,989	11,214,193
Oak Hill Credit Partners X-R Ltd Series 2021-10RA Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.1048% 4/20/2034 (b)(c)(d)		2,000,000	2,000,660
Oaktree Clo Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 5.2741% 1/15/2035 (b)(c)(d)		250,000	250,024
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.592% 7/15/2034 (b)(c)(d)		6,000,000	6,011,760
OCP CLO Ltd / OCP CLO LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6811% 1/21/2038 (b)(c)(d)		250,000	250,852
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/20/2037 (b)(c)(d)		250,000	251,295
OCP CLO Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.42%, 5.7201% 4/26/2036 (b)(c)(d)		250,000	250,363
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 5.9732% 10/18/2037 (b)(c)(d)		250,000	250,846
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 5.4932% 10/18/2037 (b)(c)(d)		237,500	237,524
OCP CLO Series 2025-9A Class AR3, CME Term SOFR 3 month Index + 1.1%, 5.418% 1/15/2037 (b)(c)(d)		500,000	500,048
Octagon 66 Ltd Series 2023-1A Class A1R, CME Term SOFR 3 month Index + 1.75%, 6.073% 11/16/2036 (b)(c)(d)		500,000	503,960
Octagon Investment Partners 36 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.2316%, 5.5336% 4/15/2031 (b)(c)(d)		120,179	120,381
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 10/20/2030 (b)(c)(d)		118,432	118,645
Octagon Investment Partners 39 Ltd Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.0932% 10/20/2030 (b)(c)(d)		360,000	361,185
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 5.3431% 1/20/2035 (b)(c)(d)		6,300,000	6,304,026
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.8531% 1/20/2035 (b)(c)(d)		4,800,000	4,805,688
Octagon Investment Partners XXI Ltd Series 2021-1A Class AAR3, CME Term SOFR 3 month Index + 1.2616%, 5.5796% 2/14/2031 (b)(c)(d)		249,497	249,497
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.8187% 7/20/2034 (b)(c)(d)		4,200,000	4,200,000
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.7532% 7/20/2037 (b)(c)(d)		10,000,000	10,051,750
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 5.7732% 4/20/2037 (b)(c)(d)		250,000	251,169
Oha Cr Fdg 3 Ltd Series 2024-3A Class AR2, CME Term SOFR 3 month Index + 1.32%, 5.6132% 1/20/2038 (b)(c)(d)		250,000	252,085
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)		4,900,000	4,929,537
Oha Cr Fdg 7 Ltd / Oha Cr Fdg 7 LLC Series 2022-7A Class AR, CME Term SOFR 3 month Index + 1.3%, 5.5901% 2/24/2037 (b)(c)(d)		500,000	501,777
Oha Credit Funding 5 Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/18/2037 (b)(c)(d)		450,000	452,475
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.9932% 10/18/2037 (b)(c)(d)		250,000	251,661
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)		4,087,000	4,110,582
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/19/2037 (b)(c)(d)		270,000	271,521
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.9932% 10/19/2037 (b)(c)(d)		250,000	251,623
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)		2,732,000	2,733,366
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7532% 4/20/2037 (b)(c)(d)		750,000	755,003
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)		24,030,000	24,144,767
OHA Loan Funding Ltd Series 2021-1A Class AR3, CME Term SOFR 3 month Index + 1.4116%, 5.7048% 1/19/2037 (b)(c)(d)		250,000	250,472
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7532% 7/20/2037 (b)(c)(d)		250,000	251,159
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 6.0129% 10/20/2037 (b)(c)(d)		730,000	734,260
Ozlm Xviii Ltd Series 2018-18A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5836% 4/15/2031 (b)(c)(d)		102,376	102,466
Palmer Square CLO Ltd Series 2021-1A Class A1, CME Term SOFR 3 month Index + 1.4516%, 5.7448% 4/20/2034 (b)(c)(d)		3,000,000	3,000,000
Palmer Square CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.7296% 11/14/2034 (b)(c)(d)		250,000	250,500
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 0% 4/20/2038 (b)(c)(d)		3,000,000	3,000,000
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.9432% 7/20/2037 (b)(c)(d)		250,000	250,658
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)		3,016,000	3,020,988
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.702% 4/15/2031 (b)(c)(d)		250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A2R, CME Term SOFR 3 month Index + 1.6%, 5.902% 4/15/2031 (b)(c)(d)		660,000	661,228
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(f)		3,983,000	3,983,000
Park Avenue Institutional Advisers CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.5016%, 5.8196% 2/14/2034 (b)(c)(d)		2,000,000	2,005,604
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)		5,651,000	5,663,297
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 6.1425% 9/17/2039 (b)(c)(d)		6,341,532	6,379,217
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 5.5132% 10/11/2034 (b)(c)(d)		5,000,000	5,013,395
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.512% 7/15/2034 (b)(c)(d)		11,300,000	11,319,097
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 0% 5/18/2034 (b)(c)(d)		935,000	935,000
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 7/20/2034 (b)(c)(d)		250,000	250,710
Rad Clo 21 Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 5.3869% 1/25/2037 (b)(c)(d)		250,000	250,000
Rad CLO 7 Ltd Series 2024-7A Class B1R, CME Term SOFR 3 month Index + 1.9%, 6.2029% 4/17/2036 (b)(c)(d)		250,000	250,032
Rad CLO 7 Ltd Series 2024-7A Class CR, CME Term SOFR 3 month Index + 2.6%, 6.9029% 4/17/2036 (b)(c)(d)		250,000	250,695
Recette Clo Ltd Series 2021-1A Class ARR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2034 (b)(c)(d)		9,600,000	9,618,461
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)		1,320,000	1,328,494
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.633% 1/25/2038 (b)(c)(d)		250,000	251,564
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 6.3029% 4/17/2037 (b)(c)(d)		1,250,000	1,256,279
Regatta Xi Funding Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.7029% 7/17/2037 (b)(c)(d)		300,000	301,489
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6132% 4/20/2035 (b)(c)(d)		550,000	550,165
Regatta Xv Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.5001% 10/25/2031 (b)(c)(d)		930,012	930,684
Regatta Xvi Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.502% 1/15/2033 (b)(c)(d)		13,000,000	13,008,138
Regatta Xx Fdg Ltd / Regatta Xx Fdg LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4888% 1/15/2038 (b)(c)(d)		1,150,000	1,150,680
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 6.5201% 9/6/2037 (b)(c)(d)		26,000,000	26,134,836
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (c)		258,373	233,403
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6835% 5/20/2031 (b)(c)(d)		309,181	309,726
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 6.3035% 5/20/2031 (b)(c)(d)		1,750,000	1,755,010
Rockford Tower Clo Ltd Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.7148% 7/20/2034 (b)(c)(d)		250,000	250,223
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)		7,250,000	7,260,128
Romark CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2916%, 5.582% 10/23/2030 (b)(c)(d)		86,211	86,252
Romark Clo-Iv Ltd / Romark Clo-Iv LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7206% 7/10/2034 (b)(c)(d)		13,250,000	13,269,557
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.662% 10/15/2039 (b)(c)(d)		250,000	251,609
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 6.002% 10/15/2039 (b)(c)(d)		250,000	250,165
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)		2,273,000	2,283,229
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)		7,731,000	7,752,423
Rr15 Ltd / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 month Index + 1.7116%, 6.0136% 4/15/2036 (b)(c)(d)		1,000,000	1,000,550
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 5.9301% 4/25/2037 (b)(c)(d)		2,000,000	2,014,966
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 5.982% 10/15/2034 (b)(c)(d)		250,000	251,308
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.132% 10/15/2034 (b)(c)(d)		250,000	251,031
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8501% 4/25/2037 (b)(c)(d)		250,000	251,185
Silver Point Clo 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 0% 4/15/2038 (b)(c)(d)(f)		250,000	250,000
Silver PT Clo 7 Ltd / Silver PT Clo 7 LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.6447% 1/15/2038 (b)(c)(d)		250,000	251,365
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.6732% 7/21/2037 (b)(c)(d)		250,000	251,499
Sixth Street CLO XX Ltd Series 2021-20A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.7148% 10/20/2034 (b)(c)(d)		1,000,000	1,002,254
Slam Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (c)		3,606,787	3,593,177
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.622% 10/23/2031 (b)(c)(d)		6,077,936	6,087,096
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.9012% 1/20/2038 (b)(c)(d)		590,000	592,422
Sycamore Tree Clo Ltd Series 2024-5A Class B, CME Term SOFR 3 month Index + 2.25%, 6.5432% 4/20/2036 (b)(c)(d)		250,000	250,256
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)		7,640,000	7,654,210
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)		4,315,000	4,340,765
Symphony CLO 46 Ltd Series 2024-46A Class A2, CME Term SOFR 3 month Index + 1.59%, 6.03% 1/20/2038 (b)(c)(d)		250,000	251,667
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 5.4732% 4/18/2033 (b)(c)(d)		4,800,000	4,806,725
Symphony Clo Xviii Ltd Series 2024-18A Class A1R3, CME Term SOFR 3 month Index + 1.1%, 5.3903% 7/23/2033 (b)(c)(d)		4,197,019	4,201,216
Symphony Clo Xxviii Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.692% 10/23/2034 (b)(c)(d)		250,000	249,929
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.5869% 1/20/2038 (b)(c)(d)		250,000	250,043
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)		5,051,678	4,858,818
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)		5,126,483	4,871,133
Tiaa Clo IV Ltd Series 2024-1A Class A1AR, CME Term SOFR 3 month Index + 1.14%, 5.4332% 1/20/2032 (b)(c)(d)		3,134,013	3,139,147
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5201% 10/25/2032 (b)(c)(d)		5,448,961	5,455,963
Tralee Clo VII Ltd / Tralee Clo VII LLC Series 2021-7A Class A1, CME Term SOFR 3 month Index + 1.5816%, 5.8817% 4/25/2034 (b)(c)(d)		12,000,000	11,999,988
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2021-4A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 7/21/2034 (b)(c)(d)		250,000	250,337
Trestles Clo V Ltd / Trestles Clo V LLC Series 2021-5A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)		4,020,000	4,025,347
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.5053% 1/20/2037 (b)(c)(d)		16,000,000	16,023,920
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.6383% 1/25/2038 (b)(c)(d)		350,000	350,805
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.6301% 1/25/2034 (b)(c)(d)		4,500,000	4,512,762
Voya Clo 2014-1 Ltd Series 2018-1A Class AAR2, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/18/2031 (b)(c)(d)		89,256	89,373
Voya CLO Ltd / Voya CLO LLC Series 2021-3A Class A1R, CME Term SOFR 3 month Index + 1.3016%, 5.5948% 4/20/2034 (b)(c)(d)		250,000	250,350
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 1/20/2031 (b)(c)(d)		68,507	68,593
Voya CLO Ltd Series 2021-3A Class DR, CME Term SOFR 3 month Index + 7.2116%, 11.5048% 4/20/2034 (b)(c)(d)		250,000	250,215
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)		4,109,000	4,134,821
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)		457,871	458,036
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 5.4432% 10/18/2031 (b)(c)(d)		2,089,874	2,091,278
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.502% 10/15/2031 (b)(c)(d)		337,534	338,505
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)		1,927,000	1,933,885
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.722% 7/15/2037 (b)(c)(d)		7,750,000	7,788,634
Whitebox Clo I Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.32%, 5.6166% 7/24/2036 (b)(c)(d)		664,100	665,443
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6766% 10/24/2037 (b)(c)(d)		500,000	502,357
Whitebox Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2035 (b)(c)(d)		260,000	260,438
Whitebox Clo IV Ltd Series 2023-4A Class A1, CME Term SOFR 3 month Index + 2.15%, 6.4432% 4/20/2036 (b)(c)(d)		250,000	250,410
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			907,314,741
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 3.775% 7/15/2035 (b)(c)(d)	EUR	1,000,000	1,038,187
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.886% 5/15/2038 (b)(c)(d)	EUR	1,000,000	1,038,895
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.706% 11/15/2037 (b)(c)(d)	EUR	9,400,000	9,792,045
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.996% 12/15/2038 (b)(c)(d)	EUR	5,450,000	5,657,125
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 3.769% 6/22/2034 (b)(c)(d)	EUR	1,000,000	1,038,353
Aurium CLO VII DAC Series 2021-7A Class A, 3 month EURIBOR + 0.83%, 3.386% 5/15/2034 (b)(c)(d)	EUR	1,400,000	1,446,864
Aurium Clo VIII DAC Series 2021-8A Class A, 3 month EURIBOR + 0.85%, 3.689% 6/23/2034 (b)(c)(d)	EUR	2,800,000	2,898,771
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 3.745% 10/15/2034 (b)(c)(d)	EUR	5,000,000	5,178,529
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 3.695% 1/15/2033 (b)(c)(d)	EUR	999,423	1,037,270
Contego Clo V DAC Series 2018-5A Class A, 3 month EURIBOR + 0.82%, 3.605% 1/15/2031 (b)(c)(d)	EUR	820,751	850,300
Contego Clo V DAC Series 2018-5A Class ANV, 3 month EURIBOR + 0.82%, 3.605% 1/15/2031 (b)(c)(d)	EUR	820,751	850,299
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 3.799% 9/22/2034 (b)(c)(d)	EUR	8,000,000	8,278,949
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 6.704% 10/18/2034 (b)	EUR	100,000	104,253
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.8452% 1/15/2039 (b)(c)(d)	EUR	10,000,000	10,396,323
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 3.694% 10/21/2034 (b)(c)(d)	EUR	3,500,000	3,618,206
Hayfin Emerald Clo V Dac Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.975% 11/17/2037 (b)(c)(d)	EUR	10,000,000	10,375,928
Hayfin Emerald CLO X DAC Series 2024-10A Class AR, 3 month EURIBOR + 1.35%, 4.094% 7/18/2038 (b)(c)(d)	EUR	2,300,000	2,388,694
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 3.573% 4/25/2034 (b)(c)(d)	EUR	2,000,000	2,076,775
Henley CLO VII DAC Series 2024-7A Class AR, 3 month EURIBOR + 0.99%, 3.663% 4/25/2034 (b)(c)(d)	EUR	3,700,000	3,838,659
Invesco Euro Clo I Dac Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 3.435% 7/15/2031 (b)(c)(d)	EUR	8,101,269	8,388,111
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 3.775% 1/15/2035 (b)(c)(d)	EUR	1,934,000	2,008,325
Palmer Square European Loan Funding Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 3.546% 5/15/2034 (b)(c)(d)	EUR	5,253,432	5,452,373
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.945% 10/15/2038 (b)(c)(d)	EUR	9,500,000	9,876,998
Providus CLO V DAC Series 2021-5A Class A, 3 month EURIBOR + 0.8%, 3.356% 2/15/2035 (b)(c)(d)	EUR	7,500,000	7,775,838
Rockford Tower Europe CLO Series 2024-1A Class AR, 3 month EURIBOR + 1.37%, 4.041% 4/24/2037 (b)(c)(d)	EUR	1,000,000	1,039,048
Segovia European CLO-3 Series 2022-3A Class AR, 3 month EURIBOR + 0.95%, 3.623% 1/25/2035 (b)(c)(d)	EUR	9,000,000	9,331,482
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)		2,337,833	2,361,990
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 3.745% 7/15/2035 (b)(c)(d)	EUR	8,100,000	8,382,772
TOTAL IRELAND			126,521,362
ITALY - 0.0%
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 4.339% 9/22/2043 (b)(d)(e)	EUR	100,000	104,717
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)		4,144,000	4,170,692
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)		5,071,000	5,071,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)		4,331,000	4,331,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)		4,720,000	4,741,641
TOTAL MULTI-NATIONAL			18,314,333
NETHERLANDS - 0.0%
Avoca CLO XVII DAC Series 2022-17A Class ARR, 3 month EURIBOR + 0.82%, 3.605% 10/15/2032 (b)(c)(d)	EUR	468,328	484,023
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 3.497% 7/22/2032 (b)(c)(d)	EUR	249,748	258,054
Dryden 59 Euro CLO 2017 BV Series 2018-59A Class A, 3 month EURIBOR + 0.75%, 3.306% 5/15/2032 (b)(c)(d)	EUR	2,681,533	2,780,437
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 3.725% 1/15/2034 (b)(c)(d)	EUR	3,698,569	3,827,215
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 4.569% 10/18/2032 (b)(d)(e)	EUR	100,000	104,166
TOTAL NETHERLANDS			7,453,895
SPAIN - 0.0%
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 4.185% 7/20/2038 (b)(d)(e)	EUR	100,000	104,007
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 4.535% 7/20/2038 (b)(d)(e)	EUR	100,000	103,449
TOTAL SPAIN			207,456
UNITED KINGDOM - 0.0%
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 6.3562% 8/20/2031 (b)(d)(e)	GBP	100,000	126,229
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 7.0618% 8/20/2031 (b)(d)(e)	GBP	100,000	126,498
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 8.4117% 8/20/2031 (b)(d)(e)	GBP	372,000	444,474
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 11.4117% 8/20/2031 (b)(d)(e)	GBP	544,000	644,785
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 7.1116% 7/15/2032 (b)(d)(e)	GBP	100,000	127,030
TOTAL UNITED KINGDOM			1,469,016
UNITED STATES - 2.1%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.582% 10/15/2034 (b)(c)(d)		11,500,000	11,504,428
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)		3,609,269	3,707,725
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)		3,244,211	3,332,709
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)		2,169,000	2,212,380
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (c)		1,021,119	924,116
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (c)		172,804	167,627
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)		3,464,142	3,342,929
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)		1,333,003	806,794
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)		2,985,165	2,825,213
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (c)(j)		289,250	96,746
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (c)		84,394	75,204
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (c)		2,846,630	2,828,326
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.6284% 4/25/2036 (b)(d)		1,389,515	1,307,476
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (c)(g)		655,817	547,293
ACHV ABS Trust Series 2023-3PL Class C, 7.35% 8/19/2030 (c)		1,215,745	1,222,402
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (c)		522,292	523,508
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (c)		20,202	20,230
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)		2,300,000	2,318,519
Affirm Asset Securitization Trust Series 2024-A Class A, 5.61% 2/15/2029 (c)		155,000	156,248
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (c)		1,000,000	1,000,263
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (c)		1,000,000	1,001,384
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)		737,609	739,301
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (c)		1,491,000	1,495,822
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (c)		156,000	156,483
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)		4,828,000	4,845,381
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027		622,666	623,583
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		3,210,000	3,232,773
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)		2,949,000	2,989,106
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (c)		1,000,000	1,017,362
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (c)		2,180,000	2,245,114
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (c)		2,850,000	2,878,939
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028		7,680,000	7,730,081
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (c)		545,000	546,272
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 5.6338% 11/25/2034 (b)(d)		3,108,480	2,855,691
Amsr 2020-Sfr4 Tr Series 2020-SFR4 Class E2, 2.456% 11/17/2037 (c)		672,872	660,925
Amsr 2020-Sfr4 Tr Series 2020-SFR4 Class F, 2.856% 11/17/2037 (c)		1,055,106	1,038,445
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (c)		3,178,896	3,013,825
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (c)		373,005	370,198
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (c)		2,650,000	2,484,527
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (c)		3,100,000	2,861,147
AMSR Trust Series 2019-SFR1 Class F, 3.867% 1/19/2039 (c)		576,000	561,816
AMSR Trust Series 2019-SFR1 Class G, 4.857% 1/19/2039 (c)		230,000	226,324
AMSR Trust Series 2019-SFR1 Class H, 6.04% 1/19/2039 (c)		330,000	328,091
AMSR Trust Series 2020-SFR2 Class E1, 4.028% 7/17/2037 (c)		1,000,000	993,499
AMSR Trust Series 2020-SFR2 Class E2, 4.277% 7/17/2037 (c)		469,108	466,280
AMSR Trust Series 2020-SFR2 Class G, 4% 7/17/2037 (c)		160,904	159,666
AMSR Trust Series 2020-SFR2 Class H, 5.25% 7/17/2037 (c)		577,704	575,416
AMSR Trust Series 2020-SFR3 Class F, 3.553% 9/17/2037 (c)		356,300	351,997
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (c)		4,000,000	3,664,186
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (c)		1,150,000	1,098,545
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (c)		380,318	364,602
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (c)		2,500,000	2,351,419
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (c)		2,115,000	2,033,052
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (c)		2,400,000	2,241,903
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (c)		4,644,946	4,254,128
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,042,500
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)		1,278,875	1,227,826
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)		202,782	181,476
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (c)		298,516	291,130
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (c)		1,477,664	1,418,393
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (c)		108,420	103,426
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (c)		1,311,536	1,294,890
AREIT Trust Series 2021-CRE5 Class D, CME Term SOFR 1 month Index + 2.7645%, 7.0763% 11/17/2038 (b)(c)(d)		263,000	262,221
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.9138% 5/25/2035 (b)		449,467	360,216
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 1/25/2036 (b)(d)		2,208,695	2,047,817
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 4.7338% 7/25/2036 (b)		147,970	39,206
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)		592,865	597,421
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 5.4088% 12/25/2034 (b)		967,318	899,227
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (c)		2,700,000	2,723,775
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (c)		1,242,458	1,247,055
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.999% 12/25/2035 (b)		592,774	561,161
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.9138% 6/25/2036 (b)		205,855	199,760
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 6.6767% 6/25/2043 (d)		2,771	2,775
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 7.0536% 6/25/2035 (b)		600,000	605,706
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 6.4338% 3/25/2037 (b)(c)		196,639	194,854
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 6.4338% 3/25/2037 (b)(c)		1,615,045	1,355,238
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)		5,907,000	5,923,173
Betony Clo 2 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.3416%, 5.6285% 4/30/2031 (b)(c)(d)		771,137	772,094
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)		6,601,373	6,113,854
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(g)		2,976,501	2,970,965
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)		1,174,000	1,188,934
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.8898% 9/19/2039 (b)(c)(d)		262,000	262,738
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.8714% 10/21/2042 (b)(c)(d)		3,150,000	3,144,795
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (c)		448,025	447,792
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1, 6.05% 7/15/2027 (c)		134,000	135,607
Bridge Trust Series 2022-SFR1 Class A, 3.4% 11/17/2037 (c)		5,470,744	5,404,341
Bridge Trust Series 2022-SFR1 Class E1, 6.3% 11/17/2037 (c)		3,000,000	2,999,463
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (c)		288,809	286,368
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (c)		1,621,389	1,658,629
BXG Receivables Note Trust Series 2018-A Class C, 4.44% 2/2/2034 (c)		17,923	17,796
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (c)		1,055,457	996,360
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (c)		3,159,790	3,110,283
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (c)		586,657	597,916
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (c)(g)		1,068,895	849,656
Carlyle Global Market Strategies CLO Ltd Series 2024-4A Class A1R4, CME Term SOFR 3 month Index + 1.12%, 5.4101% 4/22/2032 (b)(c)(d)		189,837	190,045
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/2027		200,000	199,701
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026		62,221	62,268
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		3,006,000	3,060,126
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027		957,914	962,145
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,253,000	2,288,875
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		818,620	823,122
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	708,998
CarMax Series 2023-3 Class A2A, 5.72% 11/16/2026		1,090,479	1,092,692
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (c)		351,000	236,737
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.1688% 12/25/2035 (b)		7,471,395	7,107,966
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (c)		166,145	155,508
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (c)		136,385	126,270
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (c)		262,127	252,344
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (c)		292,260	268,651
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (c)		1,418,000	1,455,604
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (c)		575,095	578,832
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		2,500,000	2,468,123
Carvana Auto Receivables Trust Series 2023-N1 Class A, 6.36% 4/12/2027 (c)		71,896	72,004
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (c)		3,000,000	3,010,026
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (c)(j)		497,340	454,146
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (c)(d)		2,123,000	2,207,641
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3518% 11/25/2056 (c)(d)		1,450,000	1,444,389
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)		1,166,169	1,131,184
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)		4,427,440	4,139,770
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)		2,927,377	2,217,488
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)		7,060,000	7,064,603
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		309	299
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.75% 2/16/2026 (c)(d)		112,964	112,512
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)		1,117,454	1,107,564
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/2029 (c)		19,588	19,514
Chase Auto Owner Trust Series 2022-AA Class A3, 3.98% 6/25/2027 (c)		1,624,997	1,621,465
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (c)		3,005,000	3,038,803
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030		1,700,000	1,743,835
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031		1,200,000	1,213,086
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 1.8645%, 6.1838% 10/25/2037 (b)(c)		700,000	677,667
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 1.8645%, 6.1838% 10/25/2037 (b)(c)		1,938,000	1,817,961
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030		5,400,000	5,334,520
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (c)		17,100,000	17,252,900
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)		2,603,000	2,631,566
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/20/2037 (b)(c)(d)		350,000	352,154
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026		151,133	151,236
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (c)		333,576	301,484
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (c)		283,721	294,849
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 6.102% 6/25/2054 (b)(c)(d)		361,498	368,412
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (c)		163,000	163,843
Connecticut Avenue Securities Trust 2022-R01 Series 2022-R01 Class 1M2, U.S. 30-Day Avg. SOFR Index + 1.9%, 6.252% 12/25/2041 (b)(c)(d)		1,100,000	1,115,407
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		253,729	257,556
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 2.8287% 6/25/2040 (c)(d)(h)		33,521	2,272
Copar 2021-1 Series 2021-1 Class A3, 0.77% 9/15/2026		1,607,715	1,596,648
Corevest American Finance Trust Series 2018-1 Class E, 5.9325% 6/15/2051 (c)(d)		3,034,000	2,964,286
Corevest American Finance Trust Series 2020-2 Class A, 3.376% 5/15/2052 (c)		29,710	29,568
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (c)		3,444,135	3,394,230
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (d)		1,083,367	1,045,846
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (c)		2,500,000	2,569,325
Credit Acceptance Auto Loan Trust Series 2022-3A Class A, 6.57% 10/15/2032 (c)		1,279,640	1,283,749
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (c)		292,000	301,938
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (c)		1,008,000	1,047,379
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (c)		658,000	677,933
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (c)		4,000,000	4,179,234
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (c)		2,550,000	2,657,544
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (c)		3,000,000	3,018,085
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 2/25/2037 (b)		367,849	328,316
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.9338% 6/25/2047 (b)(c)(d)		75,453	59,365
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.9938% 4/25/2034 (b)(d)		8,675	8,327
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 10/25/2034 (b)(d)		2,625	2,632
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (d)(j)		1,179,789	882,963
CyrusOne Data Centers Issuer I LLC Series 2025-1A Class A2, 5.91% 2/20/2050 (c)		2,590,000	2,636,372
Databank Issuer LLC 2021-1a Series 2021-1A Class A2, 2.06% 2/27/2051 (c)		564,627	547,678
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)		6,800,160	6,666,975
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)		3,065,000	3,079,837
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)		340,408	341,606
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)		2,091,000	2,123,448
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)		1,700,000	1,704,546
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)		979,000	998,516
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)		3,600,000	3,627,038
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)		1,196,160	1,134,010
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,195,590
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (c)		3,936,000	4,074,718
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)		4,210,000	4,237,003
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 5.0365% 11/25/2070 (b)(c)(d)		530,017	523,860
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (c)		20,616	20,193
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (c)		254,552	237,705
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (c)		547,335	572,473
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (c)		1,154,255	1,161,684
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)		3,585,506	3,649,667
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)		3,400,000	3,408,224
Enterprise Fleet Financing LLC Series 2024-4 Class A4, 4.7% 6/20/2031 (c)		82,000	82,347
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)		1,825,480	1,838,226
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)		1,900,000	1,938,952
Equity One Abs Inc Series 2003-3 Class M2, 5.459% 12/25/2033 (d)		836,576	705,017
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,244,601
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (c)		1,015,000	1,094,600
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,538,223
Exeter Automobile Receivables Trust Series 2024-2A Class A3, 5.63% 10/15/2026		804,014	804,549
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (c)		3,000,000	3,188,174
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (c)		1,414,646	1,427,618
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.6738% 10/25/2036 (b)		34,315	22,039
Firstkey Homes Trust Series 2020-SFR1 Class F1, 3.638% 8/17/2037 (c)		111,000	109,666
Firstkey Homes Trust Series 2020-SFR1 Class H, 0% 8/17/2037 (c)(i)		3,500,000	3,376,838
Firstkey Homes Trust Series 2020-SFR2 Class F1, 3.017% 10/19/2037 (c)		638,000	627,088
Firstkey Homes Trust Series 2020-SFR2 Class F2, 3.117% 10/19/2037 (c)		570,000	560,048
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (c)		1,100,000	1,055,949
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (c)		292,000	279,941
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (c)		300,000	289,392
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (c)		1,500,000	1,440,619
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (c)		1,763,000	1,683,108
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (c)		2,400,000	2,251,908
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (c)		3,000,000	2,862,318
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (c)		1,826,000	1,803,138
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (c)(i)		2,000,000	1,711,442
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (c)(i)		900,000	760,388
Firstkey Homes Trust Series 2022-SFR2 Class E2, 4.5% 7/17/2039 (c)		497,000	480,218
Firstkey Homes Trust Series 2022-SFR2 Class F1, 4.5% 7/17/2039 (c)		4,000,000	3,843,781
Firstkey Homes Trust Series 2022-SFR2 Class F2, 4.5% 7/17/2039 (c)		1,000,000	955,692
Firstkey Homes Trust Series 2022-SFR2 Class G, 4.5% 7/17/2039 (c)		1,700,000	1,598,248
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (c)		3,500,000	3,379,422
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (c)		229,000	220,531
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (c)(i)		2,000,000	1,818,737
Flagship Credit Auto Trust Series 2023-2 Class C, 5.81% 5/15/2029 (c)		180,000	181,671
Flagship Credit Auto Trust Series 2023-3 Class D, 6.58% 8/15/2029 (c)		1,091,000	1,096,358
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (c)		692,179	695,919
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)		3,440,000	3,457,200
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (c)		438,000	425,868
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (c)		234,042	217,358
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (c)		4,000,000	3,763,950
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (c)		661,257	613,608
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (c)		4,292,553	4,287,936
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (c)		675,797	666,178
Fmc Gmsr Issuer Tr Series 2022-GT2 Class A, 7.9% 7/25/2027 (c)		373,005	378,747
Fmc Gmsr Issuer Tr Series 2022-GT2 Class B, 10.07% 7/25/2027 (c)		672,872	684,265
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (c)	CAD	4,000,000	2,818,419
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (c)		1,190,000	1,150,103
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (c)		1,800,000	1,780,030
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)		5,800,000	5,829,293
Foundation Finance Trust Series 2020-1A Class C, 5.75% 7/16/2040 (c)		136,000	135,865
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (c)		230,678	240,448
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (c)		2,000,000	2,092,713
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (c)		100,000	99,566
Freed ABS Trust Series 2021-3FP Class D, 2.37% 11/20/2028 (c)		715,528	706,837
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (c)		128,000	121,647
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.9424% 10/19/2039 (b)(c)(d)		245,000	245,843
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 5.685% 2/1/2030 (b)(c)(d)		110,000	109,793
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		2,396	2,389
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (c)		7,400,000	7,445,899
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)		4,945,000	5,027,087
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (c)		341,000	344,379
Gls Auto Receivables Issuer Trust 2024-2 Series 2024-2A Class A2, 5.77% 6/15/2027 (c)		1,746,969	1,753,579
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (c)		4,619,000	4,587,965
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (c)		1,407,000	1,441,899
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (c)		1,000,000	1,083,892
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (c)		175,000	179,352
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028		2,830,000	2,855,151
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026		1,377,000	1,381,894
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)		3,610,000	3,638,148
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3932% 4/20/2034 (b)(c)(d)		5,780,000	5,785,491
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (c)		209,095	207,518
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (c)		119,888	109,002
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (c)		588,933	584,868
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (c)		1,132,994	1,148,001
Goodleap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (c)		2,901,323	2,930,046
Goodleap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (c)		36,000	36,475
Goodleap Sustainable Home Solution Trust Series 2023-3C Class A, 6.5% 7/20/2055 (c)		862,758	860,477
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (c)		1,590,350	1,596,644
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (c)		2,750,219	2,812,395
Gracie Point International Funding LLC Series 2023-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.95%, 6.8815% 9/1/2026 (b)(c)(d)		103,133	103,477
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 6.6145% 3/1/2028 (b)(c)(d)		318,000	318,778
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (c)		1,587,000	1,501,301
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)		4,445,000	4,455,641
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (c)		500,000	513,844
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (c)		1,291,619	1,315,861
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (c)		100,000	102,051
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (c)		6,439,524	6,462,739
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (c)		3,500,000	3,548,869
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (c)		242,130	244,365
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (c)		758,000	766,260
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (c)		1,000,000	1,009,235
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (c)		664,000	678,924
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.852% 1/25/2055 (b)(c)(d)		3,414,979	3,425,453
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		43,843	12,269
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)		3,484,000	3,503,761
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2023-FL12 Class A, CME Term SOFR 1 month Index + 2.066%, 6.3797% 10/19/2038 (b)(c)(d)		1,000,000	1,001,244
Harvest SBA Loan Trust Series 2021-1 Class A, CME Term SOFR 1 month Index + 2.1145%, 6.4251% 4/25/2048 (b)(c)(d)		2,278	2,277
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (c)		49,228	44,862
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (c)		13,214	12,031
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (c)		29,553	28,301
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (c)		1,197,000	1,218,766
HIG RCP LLC Series 2023-FL1 Class A, CME Term SOFR 1 month Index + 2.274%, 6.5859% 9/19/2038 (b)(c)(d)		69,486	69,589
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (c)		58,359	58,970
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (c)		2,289,238	2,364,204
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (c)		1,817,583	1,870,233
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (c)		1,168,694	1,121,862
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (c)		269,944	255,706
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (c)		390,209	350,811
Home Re Ltd Series 2021-2 Class M1C, U.S. 30-Day Avg. SOFR Index + 2.8%, 7.152% 1/25/2034 (b)(c)(d)		425,396	429,137
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)		2,890,800	2,821,671
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)		1,500,000	1,515,589
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 4.5738% 1/25/2037 (b)(d)		2,251,551	1,743,061
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (c)		477,057	478,324
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.746% 5/20/2032 (b)(c)(d)		244,865	246,189
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.696% 10/20/2032 (b)(c)(d)		465,266	467,667
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)		5,373,000	5,433,387
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		1,443,000	1,455,675
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		3,357,000	3,388,728
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.546% 10/20/2054 (b)(c)(d)		724,815	726,021
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)		3,835,000	3,901,295
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (c)		353,253	355,573
Juniper Valley Park CLO LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.55%, 5.8432% 7/20/2036 (b)(c)(d)		250,000	250,399
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 0.968% 8/25/2038 (c)(d)(h)		44,629	715
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 0.658% 9/25/37 (c)(d)(h)		49,913	833
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.8275% 3/25/2039 (c)(d)(h)		39,182	1,060
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)		3,013,000	3,067,155
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (c)		3,750,000	3,628,713
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (c)		3,455,000	3,395,202
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (c)		100,000	99,232
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (c)		3,000,000	2,693,570
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/2032 (c)		400,000	405,487
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/2033 (c)		1,939,000	1,977,567
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (c)		4,200,000	3,986,882
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (c)		3,000,000	2,789,989
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (c)		520,000	529,443
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (c)		100,000	102,246
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.76% 8/17/2042 (b)(c)(d)		143,000	142,776
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2022-2022A Class A2, 4.145% 2/1/2033		260,000	256,539
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (c)		379,455	382,120
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (c)		4,500,000	4,287,115
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (c)		3,000,000	2,754,605
Mariner Finance Issuance Trust Series 2023-AA Class A, 6.7% 10/22/2035 (c)		1,364,000	1,386,581
Mariner Finance Issuance Trust Series 2023-AA Class B, 7.11% 10/22/2035 (c)		733,000	750,031
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (c)		279,000	282,360
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (c)		792,000	797,018
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (c)		4,000,000	4,135,650
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (c)		193,000	196,179
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)		526,515	528,608
Mastr Asset Backed Securities Trust 2003-NC1 Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 6.1588% 6/25/2035 (b)(d)		1,816,559	1,866,739
Mastr Asset Backed Securities Trust 2007-NCW Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.7338% 5/25/2037 (Assured Guaranty Municipal Corp Insured) (b)(c)(d)		1,048,138	929,862
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		2,356,000	2,388,162
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,500,000	6,487,626
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		4,195,935	4,197,010
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)		3,507,431	3,542,854
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)		3,103,000	3,139,039
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 6.0507% 3/19/2039 (b)(c)(d)		100,000	100,407
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054		551,275	553,912
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		14,076	14,062
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (c)		15,839	15,853
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (c)		19,218	19,249
Morgan Stanley ABS Capital I Inc Series 2003-SD1 Class M1, CME Term SOFR 1 month Index + 2.3645%, 6.6838% 3/25/2033 (b)		1,781	1,714
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.9138% 6/25/2036 (b)		3,272,340	1,623,640
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.6938% 5/25/2037 (b)(d)		1,817,888	1,379,704
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (g)		75,625	16,948
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 11/25/2036 (b)		40,796	11,698
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (g)		814,683	288,301
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (c)		197,324	200,567
Mvw 2019-1 LLC Series 2019-1A Class B, 3% 11/20/2036 (c)		57,289	56,998
Mvw 2019-1 LLC Series 2019-1A Class C, 3.33% 11/20/2036 (c)		24,196	24,055
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (c)		242,232	245,911
Navesink CLO 2 Ltd Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.572% 4/15/2036 (b)(c)(d)		1,000,000	1,000,515
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (c)		1,818,381	1,743,564
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (c)		641,093	654,547
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0665% 4/25/2040 (b)(d)		1,639,676	1,610,656
Navient Student Loan Trust Series 2017-3A Class A3, U.S. 30-Day Avg. SOFR Index + 1.1645%, 5.5165% 7/26/2066 (b)(c)(d)		2,710,426	2,729,524
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (c)		122,761	126,229
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.0386% 3/15/2072 (b)(c)(d)		170,771	171,837
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 5.2263% 4/20/2062 (b)(c)(d)		972,640	973,646
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 5.4563% 4/20/2062 (b)(c)(d)		410,000	411,659
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (c)		142,000	124,593
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 6.602% 11/25/2053 (b)(c)(d)		124,536	124,536
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8537% 11/25/2033 (g)		5,203	5,037
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (c)		2,100,000	2,005,569
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.6638% 4/25/2037 (b)		1,292,105	1,274,371
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (c)		1,671,775	1,594,552
Nissan Auto Lease Trust Series 2023-B Class A4, 5.61% 11/15/2027		270,000	271,932
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		4,700,000	4,767,019
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	1,000,724
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 Class A, 3.844% 12/25/2025 (c)		113,504	112,003
NRZ FHT Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/2025 (c)		623,752	617,444
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.9002% 11/26/2037 (b)(c)(d)		320,000	320,509
OCP CLO Ltd Series 2024-8RA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5529% 10/17/2036 (b)(c)(d)		3,331,000	3,341,959
OCP CLO Ltd Series 2024-8RA Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9529% 10/17/2036 (b)(c)(d)		250,000	250,008
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (c)		2,589,000	2,640,731
Onemain Direct Auto Receivables Trst Series 2025-1A Class D, 6.1% 7/14/2037 (c)		100,000	103,817
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (c)		1,050,000	992,046
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (c)		5,714,000	5,925,397
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (c)		1,300,000	1,360,826
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (c)		2,400,000	2,528,363
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (c)		777,000	820,585
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)		2,000,279	2,002,612
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/2030 (c)		97,307	97,758
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (c)		95,345	92,992
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (c)		1,527,069	1,505,019
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (c)		3,873,384	3,781,933
Oportun Issuance Trust Series 2022-2 Class C, 9.36% 10/9/2029 (c)		10,362	10,376
Oportun Issuance Trust Series 2022-A Class A, 5.05% 6/9/2031 (c)		138,747	138,713
Oportun Issuance Trust Series 2022-A Class C, 7.4% 6/9/2031 (c)		160,000	163,112
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (g)		93,977	90,951
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 5.9966% 7/24/2036 (b)(c)(d)		250,000	250,904
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (c)		2,442,490	2,471,055
Park Ave Institutional Advisers CLO Ltd /Park Ave Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 month Index + 1.2616%, 5.5548% 10/20/2031 (b)(c)(d)		3,060,224	3,062,911
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)		1,415,000	1,419,835
PFS Financing Corp Series 2022-D Class B, 4.9% 8/15/2027 (c)		1,047,000	1,045,662
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)		998,422	1,015,444
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)		5,904,250	5,553,697
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)		4,557,135	4,419,013
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)		4,072,830	3,796,557
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 7.453% 9/27/2028 (b)(c)(d)		4,522,760	4,535,733
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)		5,525,000	5,544,705
PRET LLC Series 2024-NPL4 Class A1, 6.9961% 7/25/2054 (c)		322,167	324,487
PRET LLC Series 2024-NPL5 Class A1, 5.963% 9/25/2054 (c)(d)		1,247,781	1,242,244
PRET LLC Series 2024-RN2 Class A1, 7.1249% 4/25/2054 (c)		198,716	199,414
Pretium Mortgage Credit Partners LLC Series 2024-NPL2 Class A1, 7.021% 2/25/2054 (c)		303,729	306,181
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)		1,581,613	1,581,107
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (c)		4,000,000	3,762,535
Progress Residential Trust Series 2021-SFR2 Class E2, 2.647% 4/19/2038 (c)		583,000	573,398
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (c)		281,728	275,345
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (c)		1,500,000	1,474,854
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (c)		722,000	693,688
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (c)		4,000,000	3,875,028
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (c)		479,000	456,912
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (c)		4,000,000	3,867,508
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (c)		643,616	621,865
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (c)		4,705,000	4,633,507
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (c)		588,000	585,257
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (c)		2,169,037	2,166,319
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (c)		1,822,000	1,840,256
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (c)		2,550,000	2,451,229
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (c)		4,531,000	4,300,549
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (c)(d)		100,000	90,949
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)		1,268,106	1,241,395
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (c)(d)		841,539	854,773
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (c)		1,481,447	1,496,457
Rco Mortgage LLC Series 2024-1 Class A1, 7.0213% 1/25/2029 (c)		217,627	218,907
Ready Capital Mortgage Financing LLC Series 2023-FL11 Class A, CME Term SOFR 1 month Index + 2.374%, 6.6933% 10/25/2039 (b)(c)(d)		433,720	434,934
Regional Management Issuance Trust Series 2021-1 Class B, 2.42% 3/17/2031 (c)		239,000	234,669
Regional Management Issuance Trust Series 2021-1 Class D, 5.07% 3/17/2031 (c)		3,300,000	3,231,917
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (c)		520,000	489,003
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (c)		193,000	190,782
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (c)		125,000	126,417
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (c)		23,531	21,872
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (c)		10,407	10,316
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (c)		280,000	286,509
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (c)		2,996,000	3,046,337
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (c)		210,000	213,902
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/2026		119,226	119,056
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,348,440
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	750,990
Santander Drive Auto Receivables Trust Series 2023-5 Class A2, 6.31% 7/15/2027		2,254,168	2,257,593
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	518,994
Santander Drive Auto Receivables Trust Series 2024-1 Class A2, 5.71% 2/16/2027		161,687	161,885
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,036,822
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)		4,401,783	4,181,694
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)		421,756	383,798
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)		2,753,000	2,683,526
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)		2,105,000	1,954,001
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)		3,081,000	3,119,701
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)		2,627,000	2,630,426
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (c)		500,000	513,048
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (c)		2,500,000	2,618,638
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.7138% 6/25/2036 (b)(d)		1,945,718	1,289,925
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (c)		178,410	182,454
Sesac Finance LLC Series 2019-1 Class A2, 5.216% 7/25/2049 (c)		945,000	939,271
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (c)		52,470	53,041
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (c)		162,588	162,906
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)		1,754,000	1,779,710
Sierra Timeshare Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/38 (c)		122,888	121,314
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (c)		817,460	852,536
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (c)		528,284	546,397
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (c)		426,911	445,340
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.1386% 10/16/2056 (b)(c)(d)		995,251	1,017,077
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (c)		500,000	483,508
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.1463% 1/15/2037 (b)(c)(d)		338,164	337,475
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 5.1763% 11/15/2035 (b)(c)(d)		527,923	526,718
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (c)		711,432	690,159
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (c)		2,233,569	2,263,245
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7903% 3/15/2056 (b)(c)(d)		5,432,934	5,545,452
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (c)		156,000	160,384
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4403% 6/17/2052 (b)(c)(d)		156,567	157,489
SMB Private Education Loan Trust Series 2024-D Class A1A, 5.38% 7/15/2053 (c)		1,390,802	1,418,026
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (c)		1,868,427	1,885,476
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)		2,924,000	2,926,359
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (c)		239,000	240,195
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (c)		312,459	314,034
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (c)		10,000	301,917
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 5.4538% 11/25/2035 (b)(d)		45,000	35,330
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.9588% 1/25/2037 (b)		31,400	29,803
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 4.5138% 6/25/2037 (b)(d)		20,059	12,920
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.7476% 2/17/2042 (b)(c)(d)		1,083,333	1,092,741
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (c)		1,472,500	1,347,466
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (c)		4,242,503	4,280,630
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (c)		1,050,000	1,092,092
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 5.4838% 5/25/2037 (b)(c)		84,340	65,967
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)		4,393,988	4,593,474
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)		8,427,878	8,608,961
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)		5,280,765	5,457,627
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)		5,286,750	5,372,380
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)		5,286,750	5,262,121
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)		2,643,375	2,650,333
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (c)		4,938,385	5,009,580
Switch Abs Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (c)		2,665,000	2,664,000
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (c)		900,000	900,563
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(d)		3,028	3,121
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 5.4538% 6/25/2036 (b)		172,287	153,184
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)		2,275,026	2,282,035
Tesla Auto Lease Trust Series 2023-B Class A4, 6.22% 3/22/2027 (c)		2,888,000	2,920,039
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)		745,359	747,072
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (c)		4,000,000	4,025,623
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/2028 (c)		47,948	48,072
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (c)		775,469	780,302
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (c)		622,128	624,460
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (c)		1,782,591	1,804,975
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (c)		4,612,213	4,594,206
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (c)		3,000,000	2,962,662
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		3,945,185	3,966,702
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)		1,602,127	1,603,699
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (c)		204,000	200,761
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (c)		800,000	783,114
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)		335,131	335,590
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (c)		2,700,000	2,727,970
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (c)		1,857,989	1,891,770
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 4.8678% 8/25/2051 (c)		2,541,402	2,540,392
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027		2,840,000	2,868,959
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 6.1157% 3/27/2051 (c)(g)		198,148	198,302
Volt C LLC Series 2021-NPL9 Class A1, 4.9918% 5/25/2051 (c)(d)		254,811	254,426
VOLT CI LLC Series 2021-NP10 Class A1, 4.9918% 5/25/2051 (c)(d)		573,964	573,993
VOLT XCIII LLC Series 2021-NPL2 Class A1, 5.8925% 2/27/2051 (c)(d)		427,867	428,021
Volt Xciv LLC Series 2021-NPL3 Class A1, 6.2395% 2/27/2051 (c)(d)		2,280,259	2,280,574
Volt Xcix LLC Series 2021-NPL8 Class A1, 5.1157% 4/25/2051 (c)		104,830	104,930
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (c)(g)		61,672	61,707
Volt Xcvii LLC Series 2021-NPL6 Class A1, 5.2395% 4/25/2051 (c)		142,427	142,594
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)		1,310,000	1,307,290
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 4.7338% 1/25/2037 (b)(d)		1,565,662	702,067
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.3045%, 4.6238% 4/25/2037 (b)		2,363,116	872,426
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.6838% 4/25/2037 (b)(d)		2,678,532	907,715
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 4.7938% 4/25/2037 (b)(d)		1,225,616	410,868
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/2038 (c)		31,532	30,402
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (c)		2,100,000	2,203,332
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (c)		1,900,000	1,933,151
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (c)		2,169,000	2,238,183
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)		9,064,295	9,218,614
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)		3,292,839	3,329,939
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)		4,653,000	4,675,925
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)		1,011,192	1,046,226
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		3,489,283	3,493,522
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		1,693,000	1,705,274
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		2,499,350	2,513,914
TOTAL UNITED STATES			862,039,414
TOTAL ASSET-BACKED SECURITIES (Cost $1,996,524,649)			2,001,085,569

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Telenet Financing USD LLC Tranche AR 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4263% 4/30/2028 (b)(d)(k)	111,723	109,237
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/23/2030 (b)(d)(k)	231,747	230,523
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 10/9/2031 (b)(d)(k)(l)	134,949	135,287
TOTAL CANADA		365,810
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(d)(k)	139,704	125,135
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0702% 6/22/2030 (b)(d)(k)	790,042	789,781
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd Tranche B, term loan CME Term SOFR 3 month Index + 0%, 12.0627% 5/29/2027 (b)(d)(k)	865,198	858,570
NETHERLANDS - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Peer Holding III BV Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.3288% 6/23/2031 (b)(d)(k)	133,467	133,592
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4632% 11/15/2027 (b)(d)(k)	242,745	240,531
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Media - 0.0%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (k)	185,000	185,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(d)(k)	4,988	5,014
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aggreko Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/2/2029 (b)(d)(k)(l)	35,871	35,882
TOTAL UNITED KINGDOM		225,896
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 3/9/2027 (b)(d)(k)	190,907	183,582
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 8/13/2031 (b)(d)(k)(l)	235,455	236,437
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 12/7/2029 (b)(d)(k)(l)	412,827	414,891
Diamond Sports Net LLC Tranche EXIT 1LN, term loan 12% 1/3/2028 (k)	216,757	193,907
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (b)(d)(k)	4,988	4,994
		613,792
Media - 0.0%
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(d)(k)	393,134	369,987
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8119% 1/18/2028 (b)(d)(k)	98,000	96,162
NEP Europe Finco BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 8/19/2026 (b)(d)(k)(l)	122,504	113,030
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9263% 1/31/2028 (b)(d)(k)	532,674	521,024
		1,100,203
Wireless Telecommunication Services - 0.0%
CCI Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 4.75% 12/17/2027 (b)(d)(k)	215,297	216,014
TOTAL COMMUNICATION SERVICES		2,350,028

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(d)(k)	720,000	718,200
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(d)(k)(l)	1,875,957	1,839,152
		2,557,352
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(d)(k)	35,000	35,066
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 3/12/2030 (b)(d)(k)(l)	78,979	78,946
		114,012
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(d)(k)(l)	20,000	19,875
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 7/31/2028 (b)(d)(k)	113,036	112,623
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(d)(k)	1,167,126	1,008,934
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(k)	235,000	218,550
William Morris Endeavor Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/29/2025 (b)(d)(k)(l)	286,754	286,665
		1,626,772
Hotels, Restaurants & Leisure - 0.0%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (b)(d)(k)	139,650	139,417
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(k)	230,784	216,319
Dessert Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/10/2028 (b)(d)(k)(l)	232,514	228,638
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(d)(k)	115,000	112,700
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1763% 3/15/2028 (b)(d)(k)	405,440	405,659
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (b)(d)(k)	189,509	177,428
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.0738% 1/5/2029 (b)(d)(k)	509,512	510,414
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(d)(k)	258,642	249,461
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(d)(k)	94,749	91,432
		2,131,468
Household Durables - 0.0%
Sunset Debt Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(d)(k)(l)	23,689	20,254
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(d)(k)	189,986	180,154
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(d)(k)	194,380	192,680
		393,088
Specialty Retail - 0.0%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(d)(k)	25,000	24,944
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 4/15/2028 (b)(d)(k)	1,196,403	968,584
		993,528
TOTAL CONSUMER DISCRETIONARY		7,836,095

Consumer Staples - 0.0%
Beverages - 0.0%
City Brewing Co LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 4/5/2028 (b)(d)(k)(l)	841	59
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (b)(d)(k)	1,436,977	866,426
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (b)(d)(k)	274,373	58,578
		925,063
Consumer Staples Distribution & Retail - 0.0%
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/1/2031 (b)(d)(k)(l)	231,569	234,367
Food Products - 0.0%
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(d)(k)(l)	4,569	4,574
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(d)(k)(l)	431	431
		5,005
TOTAL CONSUMER STAPLES		1,164,435

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(d)(k)	25,000	25,047
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(d)(k)(l)	330,000	305,250
		330,297
Financials - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 4/9/2027 (b)(d)(k)(l)	550,540	535,400
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2030 (b)(d)(k)(l)	343,781	343,472
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(d)(k)	228,775	225,844
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 11/17/2028 (b)(d)(k)(l)	1,700,000	1,675,384
		2,780,100
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(d)(k)	15,000	15,004
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(d)(k)	174,563	174,543
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(d)(k)	120,000	120,030
		309,577
Insurance - 0.0%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (b)(d)(k)	408,510	408,171
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (b)(d)(k)	5,000	4,990
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (b)(d)(k)	184,528	184,035
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 12/23/2026 (b)(d)(k)	554,025	553,394
		1,150,590
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Blackstone Mortgage Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 2.6536% 4/23/2026 (b)(d)(k)	409,301	407,766
TOTAL FINANCIALS		4,648,033

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/10/2027 (b)(d)(k)(l)	265,574	264,604
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(d)(k)	55,689	52,163
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (b)(d)(k)	727,273	675,455
ModivCare Inc 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 0% 1/12/2026 (b)(d)(k)(l)	426,537	409,475
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(d)(k)	603,192	480,039
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/28/2030 (b)(d)(k)(l)	161,425	157,972
		1,775,104
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(d)(k)(l)	246,479	244,909
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/5/2028 (b)(d)(k)	473,500	473,869
		718,778
TOTAL HEALTH CARE		2,758,486

Industrials - 0.0%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (b)(d)(k)	15,000	14,930
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(k)(l)	31,983	31,799
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(k)(l)	3,017	3,000
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (b)(d)(k)	205,536	205,906
		255,635
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(d)(k)	4,988	4,977
Amspec Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 12/22/2031 (b)(d)(k)(l)	67,821	67,695
Amspec Parent LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 12/11/2031 (b)(d)(k)(l)	10,434	10,414
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(d)(k)	161,605	159,155
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(d)(k)	14,925	14,972
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/26/2029 (b)(d)(k)(l)	158,889	158,492
Kelso Industries LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/26/2029 (b)(d)(k)(l)	61,111	60,958
TruGreen LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/30/2027 (b)(d)(k)(l)	221,820	210,174
		686,837
Electrical Equipment - 0.0%
EFS Cogen Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 10/3/2031 (b)(d)(k)(l)	158,058	158,086
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(d)(k)	244,388	243,320
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(d)(k)	274,428	265,166
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6% 3/5/2028 (b)(d)(k)	111,958	46,462
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 3/5/2028 (b)(d)(k)(l)	182,549	73,628
		385,256
TOTAL INDUSTRIALS		1,729,134

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (b)(d)(k)	175,000	176,020
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 12/4/2027 (b)(d)(k)	258,925	254,151
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(d)(k)	314,316	290,498
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 2/1/2028 (b)(d)(k)	230,814	208,381
Sabre GLBL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1865% 6/30/2028 (b)(d)(k)	68,295	67,051
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (b)(d)(k)	135,112	134,725
		954,806
Software - 0.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8286% 2/23/2032 (b)(d)(k)	5,000	5,117
Barracuda Networks Inc 1LN, term loan CME Term SOFR 6 month Index + 4%, 0% 5/17/2029 (b)(d)(k)(l)	112,011	96,481
EagleView Technology Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 8/14/2025 (b)(d)(k)(l)	569,077	551,009
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (b)(d)(k)	60,000	61,088
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(d)(k)	230,000	229,216
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 3/1/2029 (b)(d)(k)	2,793,125	2,783,349
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (b)(d)(k)	190,000	182,163
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 5/3/2028 (b)(d)(k)	50,048	48,907
		3,957,330
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(d)(k)	185,000	181,300
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/19/2029 (b)(d)(k)(l)	176,743	173,782
		355,082
TOTAL INFORMATION TECHNOLOGY		5,443,238

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(d)(k)	272,894	242,388
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(d)(k)(m)	85,620	86,262
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(k)	80,276	80,878
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(d)(k)	184,538	176,909
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (b)(d)(k)	54,863	54,496
Technimark Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/29/2031 (b)(d)(k)(l)	573,011	569,791
		1,210,724
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (b)(d)(k)	15,000	14,981
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (b)(d)(k)	4,988	4,970
		19,951
Containers & Packaging - 0.0%
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1746% 7/1/2029 (b)(d)(k)	787,615	787,244
TOTAL MATERIALS		2,017,919

Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD, term loan CME Term SOFR 1 month Index + 0.85%, 0% 2/22/2027 (b)(d)(k)(l)	225,641	220,564
Healthpeak OP LLC Tranche DD, term loan CME Term SOFR 1 month Index + 0.85%, 0% 8/20/2027 (b)(d)(j)(k)(l)	225,641	220,846
		441,410
Utilities - 0.0%
Electric Utilities - 0.0%
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/26/2030 (b)(d)(k)(l)	71,314	71,493
Lackawanna Energy Center LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 7/31/2029 (b)(d)(k)(l)	35,786	35,786
Lackawanna Energy Center LLC Tranche C 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 7/31/2029 (b)(d)(k)(l)	7,840	7,840
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 12/20/2030 (b)(d)(k)	43,495	43,450
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(d)(k)	124,817	124,552
		283,121
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(d)(k)	184,495	183,573
South Field Energy LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 8/29/2031 (b)(d)(k)(l)	122,145	122,069
South Field Energy LLC Tranche C 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 8/15/2031 (b)(d)(k)(l)	7,614	7,609
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(d)(k)	189,509	187,140
		500,391
TOTAL UTILITIES		783,512

TOTAL UNITED STATES		29,502,587
TOTAL BANK LOAN OBLIGATIONS (Cost $33,401,646)		32,351,139

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Citibank NA 5.57% 4/30/2034	935,000	967,348
Discover Bank 3.45% 7/27/2026	435,000	427,475
Discover Bank 4.65% 9/13/2028	500,000	497,521
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	3,503,000	3,561,897
KeyBank NA/Cleveland OH 3.9% 4/13/2029	266,000	255,181
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,672,180

TOTAL BANK NOTES (Cost $8,010,511)		8,381,602

Collateralized Mortgage Obligations - 2.2%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
Bellemeade Re Ltd Series 2024-1 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.15%, 6.502% 8/25/2034 (b)(c)(d)		3,500,000	3,518,234
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.753% 1/24/2063 (b)(c)	EUR	2,300,304	2,390,606
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.941% 4/28/2062 (b)(e)	EUR	100,000	103,231
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.9923% 5/26/2066 (b)(c)(d)	EUR	3,300,000	3,390,692
UNITED KINGDOM - 0.0%
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.798% 2/15/2067 (b)(d)(e)	GBP	440,890	558,315
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 6.6147% 3/22/2057 (b)(e)	GBP	99,246	125,399
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 5.542% 7/20/2053 (b)(c)	GBP	412,423	520,025
TOTAL UNITED KINGDOM			1,203,739
UNITED STATES - 2.2%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (c)		328,018	333,475
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (c)		679,763	682,048
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (c)		638,000	644,801
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (c)		4,272,601	4,290,684
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (c)		1,341,935	1,167,738
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		5,669	5,680
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		19,386	15,706
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,522	2,878
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		82,744	47,428
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.9938% 8/25/2035 (b)		1,169,732	1,064,193
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 5.1138% 10/25/2035 (b)(d)		1,130,620	629,834
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 5.0838% 10/25/2035 (b)(d)		856,098	475,368
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		13,467	10,131
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.7751% 11/25/2035 (b)(d)		139,414	101,911
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 5.0863% 11/20/2035 (b)(d)		25,661	24,856
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,397	4,872
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		46,089	22,408
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		228,406	129,463
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.8938% 3/25/2036 (b)		42,976	42,706
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 9/25/2047 (b)(d)		4,819,086	743,190
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.8738% 9/25/2047 (b)		1,621,349	1,459,592
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (c)		2,983,118	2,503,188
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (c)		1,008,067	1,002,385
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (c)		457,740	456,396
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (c)		70,737	70,715
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (c)		617,404	616,666
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (c)		1,192,380	1,197,760
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (c)		403,938	408,611
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (c)		638,024	641,116
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (c)		1,457,387	1,464,385
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (c)		2,222,889	2,217,876
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (c)		11,386,348	10,924,162
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (c)		2,866,633	2,756,036
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		270	235
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (g)		67,725	19,092
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		16,971	16,383
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (i)(j)		566	514
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		937	805
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 4.6138% 4/25/2037 (b)(d)		1,275,547	1,048,976
Banc of America Funding Trust Series 2015-R3 Class 1A2, 3.9148% 3/27/2036 (c)(d)		308,874	259,244
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		157,705	155,435
Bank of America Mortgage Trust Series 2004-F Class 1A1, 6.6121% 7/25/2034 (d)		1,125	1,084
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (c)		3,077,289	3,091,961
BCAP LLC Trust Series 2010-RR4 Class 31A6, 5.9344% 1/26/2037 (c)(d)		2,602,324	1,936,289
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.808% 1/25/2047 (d)		184,112	88,993
Bear Stearns ARM Trust Series 2003-7 Class 3A, 7.2833% 10/25/2033 (d)		261	262
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.7838% 3/25/2036 (b)(d)		126,926	34,183
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.9938% 4/25/2036 (b)		570,372	557,150
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 6.1588% 9/25/2034 (b)		1,020,933	985,161
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (c)		788,610	764,155
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)		3,603,903	3,324,625
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (c)		491,388	435,989
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (c)		6,478,507	5,891,258
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (c)		759,344	770,911
Bravo Residential Funding Trust Series 2023-NQM6 Class B1, 8.0032% 9/25/2063 (c)(d)		231,000	235,379
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (c)		100,000	102,394
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (c)		150,000	154,142
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (c)(d)		5,232,776	5,252,857
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (c)(g)		1,307,000	1,316,795
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (c)(g)		419,866	336,354
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (c)		2,000,750	1,983,002
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (c)		2,842,007	2,825,239
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)		1,943,473	1,903,845
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (c)(d)		104,000	95,839
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)		998,471	986,293
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (c)		121,000	115,013
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (c)		340,040	331,909
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (c)		150,000	142,140
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.652% 6/25/2055 (b)(c)(d)		4,960,306	4,980,442
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (c)(d)		3,689,539	3,301,863
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (c)		2,011,725	1,793,879
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (c)		10,833,441	9,717,206
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.9819% 2/25/2037 (d)		314,069	302,468
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.6835% 6/25/2035 (d)		7,058	6,868
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,455,022	1,087,103
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,047	5,850
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		212,623	89,222
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		959,718	461,342
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		733,641	328,970
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		842,269	351,147
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		260,556	110,891
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		53,084	24,877
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		29,036	13,661
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (c)		4,488,457	3,969,383
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (c)		3,978,332	3,588,516
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (c)		5,485,808	5,004,765
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (c)(d)		5,454,909	4,759,788
CIM Trust Series 2022-NR1 Class A1, 5% 7/25/2062 (c)		3,129,288	3,092,231
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (c)		8,303,204	8,104,543
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (c)		5,439,432	5,466,041
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (c)(d)		690,000	695,213
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.7638% 12/25/2034 (b)(d)		498	468
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.9144% 8/25/2034 (d)		735	710
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		899,459	860,256
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 5/25/2037 (b)(d)		72,859	69,383
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 4.4439% 7/25/2037 (c)(d)		355,799	164,545
Citigroup Mortgage Loan Trust Series 2022-A Class A1, 6.17% 9/25/2062 (c)		239,389	239,681
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.702% 7/25/2054 (b)(c)(d)		5,403,761	5,424,757
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (c)		7,244,487	6,854,491
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2193% 2/25/2063 (c)(d)		593,449	513,316
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 0% 2/25/2063 (c)(d)		179,547	142,460
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (c)(d)		64,822	46,437
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (c)(d)(i)		164,547	20,510
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (c)(d)(i)		299,249	24,932
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2193% 2/25/2063 (c)(d)		398,943	338,331
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 4.2193% 2/25/2063 (c)(d)		304,204	249,169
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (c)(d)(j)		13,174	12,599
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (c)(d)(h)(j)		9,249,261	6,474
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		138,657	113,779
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.1578% 12/27/2066 (c)(d)		152,000	129,445
COLT Mortgage Loan Trust Series 2022-5 Class B1, 4.6845% 3/25/2067 (c)(d)		116,000	109,012
COLT Mortgage Loan Trust Series 2022-8 Class B1, 6.5047% 8/25/2067 (c)(d)		100,000	99,682
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (c)		1,984,332	2,014,215
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (c)		901,665	902,571
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (c)(g)		901,243	915,856
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.8665% 10/25/2039 (b)(c)(d)		3,052,394	3,154,574
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 10.602% 3/25/2042 (b)(c)(d)		130,000	142,654
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.952% 7/25/2042 (b)(c)(d)		1,500,000	1,637,285
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.753% 12/25/2042 (b)(c)(d)		701,551	721,989
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 7.052% 7/25/2043 (b)(c)(d)		2,500,000	2,593,187
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.052% 7/25/2044 (b)(c)(d)		250,000	251,248
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	296
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,609	1,545
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,805	1,736
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 5.159% 11/25/2035 (d)		4,319	3,532
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.7938% 3/25/2035 (b)(c)(d)		1,082,842	1,043,034
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.7738% 6/25/2035 (b)(c)(d)		41,713	39,882
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.8863% 5/20/2046 (b)(d)		573,882	495,960
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,436,882	597,857
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7359% 10/25/2061 (c)(d)		7,170,374	5,802,746
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (c)(g)		93,444	95,325
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (c)		839,821	847,360
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (c)		1,034,163	1,046,525
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (c)(d)		2,176,382	2,200,356
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (c)(d)		1,383,361	1,388,292
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (c)(d)		1,673,939	1,684,482
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (c)		162,000	163,547
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,757	89,679
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,932,755	906,706
CSMC Series 2014-10R Class 5A2, 4.493% 5/27/2036 (c)(d)		196,313	68,035
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,448
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,747
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,909,970	1,044,786
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)		71,750	71,107
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 4.1539% 3/27/2036 (b)(c)(d)		59,986	44,195
CSMC Trust Series 2021-JR1 Class A1, 5.465% 9/27/2066 (c)(d)		131,403	131,202
CSMC Trust Series 2021-NQM8 Class A1, 1.841% 10/25/2066 (c)		8,294,815	7,490,691
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (c)		303,302	233,313
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (c)		6,069,275	5,306,967
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (c)		146,000	141,739
CSMC Trust Series 2022-NQM6 Class PT, 8.7365% 12/25/2067 (c)(d)		472,500	477,899
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (c)(d)		6,164,209	5,633,344
CSMC Trust Series 2022-RPL1 Class PT, 4.6503% 4/25/2061 (c)(d)		7,781,455	6,737,538
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (c)		327,080	268,825
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.7163% 12/20/2046 (b)		906,178	822,495
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.8938% 11/25/2036 (b)(d)		2,236,154	1,955,661
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 7/25/2046 (b)		632,887	577,938
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3112% 3/25/2067 (c)(d)		100,000	90,043
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2862% 7/25/2067 (c)(d)		200,000	196,706
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (c)		716,046	720,088
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (c)(d)		65,504	35,225
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (c)		1,364,700	1,367,866
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (c)(d)		396,101	397,620
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.9417% 9/25/2067 (c)(d)		111,000	107,313
Fannie Mae Guaranteed REMICS Series 1999-47 Class JZ, 8% 9/18/2029		1,044	1,074
Fannie Mae Guaranteed REMICS Series 2000-8 Class Z, 7.5% 2/20/2030		923	963
Fannie Mae Guaranteed REMICS Series 2001-14 Class Z, 6% 5/25/2031		573	585
Fannie Mae Guaranteed REMICS Series 2001-16 Class Z, 6% 5/25/2031		651	667
Fannie Mae Guaranteed REMICS Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.0335% 11/25/2030 (d)(h)		1,199	119
Fannie Mae Guaranteed REMICS Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.0335% 12/25/2031 (d)(h)		3,120	273
Fannie Mae Guaranteed REMICS Series 2001-81 Class HE, 6.5% 1/25/2032		5,539	5,743
Fannie Mae Guaranteed REMICS Series 2001-T12 Class IO, 0.4908% 8/25/2041 (d)(h)		163,509	1,165
Fannie Mae Guaranteed REMICS Series 2001-W3 Class A, 7% 9/25/2041 (d)		2,600	2,542
Fannie Mae Guaranteed REMICS Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 6.3001% 3/17/2032 (b)(d)		94	94
Fannie Mae Guaranteed REMICS Series 2002-56 Class PE, 6% 9/25/2032		7,128	7,359
Fannie Mae Guaranteed REMICS Series 2002-86 Class PG, 6% 12/25/2032		5,013	5,169
Fannie Mae Guaranteed REMICS Series 2002-T16 Class A2, 7% 7/25/2042		8,496	8,821
Fannie Mae Guaranteed REMICS Series 2002-T4 Class A2, 7% 12/25/2041		4,821	4,974
Fannie Mae Guaranteed REMICS Series 2002-T4 Class A4, 9.5% 12/25/2041		8,102	8,838
Fannie Mae Guaranteed REMICS Series 2002-T4 Class IO, 0.3991% 12/25/2041 (d)(h)		401,694	2,816
Fannie Mae Guaranteed REMICS Series 2002-W10 Class IO, 0.9015% 8/25/2042 (d)(h)		34,265	399
Fannie Mae Guaranteed REMICS Series 2002-W7 Class IO1, 0.8662% 6/25/2029 (d)(h)		62,580	932
Fannie Mae Guaranteed REMICS Series 2003-130 Class HZ, 6% 1/25/2034		131,097	136,042
Fannie Mae Guaranteed REMICS Series 2003-47 Class PE, 5.75% 6/25/2033		4,448	4,600
Fannie Mae Guaranteed REMICS Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 2.6423% 7/25/2033 (b)(d)		279	260
Fannie Mae Guaranteed REMICS Series 2003-W3 Class 2A5, 5.356% 6/25/2042		171	171
Fannie Mae Guaranteed REMICS Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,942	1,932
Fannie Mae Guaranteed REMICS Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9665% 9/25/2034 (b)(d)		721	721
Fannie Mae Guaranteed REMICS Series 2004-T1 Class 1A1, 6% 1/25/2044		3,210	3,250
Fannie Mae Guaranteed REMICS Series 2004-T2 Class 1A3, 7% 11/25/2043		2,497	2,548
Fannie Mae Guaranteed REMICS Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,518	2,565
Fannie Mae Guaranteed REMICS Series 2004-T3 Class 1IO4, 0.6012% 2/25/2044 (d)(h)		60,360	412
Fannie Mae Guaranteed REMICS Series 2004-W11 Class 1IO1, 0.344% 5/25/2044 (d)(h)		195,434	1,360
Fannie Mae Guaranteed REMICS Series 2004-W2 Class 1A, 6% 2/25/2044		2,066	2,086
Fannie Mae Guaranteed REMICS Series 2004-W2 Class 2A2, 7% 2/25/2044		522	538
Fannie Mae Guaranteed REMICS Series 2004-W8 Class 3A, 7.5% 6/25/2044		1,103	1,140
Fannie Mae Guaranteed REMICS Series 2004-W9 Class 1A3, 6.05% 2/25/2044		4,397	4,494
Fannie Mae Guaranteed REMICS Series 2005-19 Class PB, 5.5% 3/25/2035		25,707	26,221
Fannie Mae Guaranteed REMICS Series 2005-51 Class MO, 0% 6/25/2035 (i)		469	326
Fannie Mae Guaranteed REMICS Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.2335% 6/25/2035 (d)(h)		3,173	218
Fannie Mae Guaranteed REMICS Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 2.2835% 8/25/2035 (d)(h)		1,376	91
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035		135,223	132,560
Fannie Mae Guaranteed REMICS Series 2005-84 Class XM, 5.75% 10/25/2035		808	830
Fannie Mae Guaranteed REMICS Series 2005-W4 Class 1A1, 6% 8/25/2045		2,248	2,269
Fannie Mae Guaranteed REMICS Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.1235% 4/25/2036 (d)(h)		2,962	259
Fannie Mae Guaranteed REMICS Series 2006-27 Class OB, 0% 4/25/2036 (i)		12,991	10,522
Fannie Mae Guaranteed REMICS Series 2006-77 Class PC, 6.5% 8/25/2036		1,553	1,609
Fannie Mae Guaranteed REMICS Series 2006-9 Class KZ, 6% 3/25/2036		3,085	3,191
Fannie Mae Guaranteed REMICS Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 1.9435% 6/25/2037 (d)(h)		50,279	4,528
Fannie Mae Guaranteed REMICS Series 2007-71 Class GZ, 6% 7/25/2047		1,616	1,677
Fannie Mae Guaranteed REMICS Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 1.7335% 7/25/2038 (d)(h)		9,201	839
Fannie Mae Guaranteed REMICS Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 1.5335% 3/25/2038 (d)(h)		5,099	181
Fannie Mae Guaranteed REMICS Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.7835% 1/25/2040 (d)(h)		5,257	457
Fannie Mae Guaranteed REMICS Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.7835% 1/25/2040 (d)(h)		3,456	331
Fannie Mae Guaranteed REMICS Series 2009-52 Class PI, 5% 7/25/2039 (h)		3,089	445
Fannie Mae Guaranteed REMICS Series 2010-10 Class NT, 5% 2/25/2040		12,687	12,814
Fannie Mae Guaranteed REMICS Series 2010-129 Class PZ, 4.5% 11/25/2040		35,508	33,755
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040		372,441	358,183
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041		503,984	496,759
Fannie Mae Guaranteed REMICS Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (b)(d)(h)		10,045	1,911
Fannie Mae Guaranteed REMICS Series 2011-126 Class KB, 4% 12/25/2041		173,036	168,719
Fannie Mae Guaranteed REMICS Series 2011-19 Class ZY, 6.5% 7/25/2036		2,688	2,832
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041		196,566	195,447
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)		93,602	2,327
Fannie Mae Guaranteed REMICS Series 2012-148 Class IE, 3% 1/25/2033 (h)		56,577	4,178
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043		368,338	341,296
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042		460,809	425,990
Fannie Mae Guaranteed REMICS Series 2012-46 Class KI, 3.5% 5/25/2027 (h)		5,585	136
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (d)(h)		2,727	11
Fannie Mae Guaranteed REMICS Series 2013-13 Class IK, 2.5% 3/25/2028 (h)		32,397	776
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)		12,619	71
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (d)(h)		66,137	7,013
Fannie Mae Guaranteed REMICS Series 2013-44 Class DJ, 1.85% 5/25/2033		4,063,971	3,739,136
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)		362,484	54,063
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045		314,281	298,800
Fannie Mae Guaranteed REMICS Series 2016-33 Class JA, 3% 7/25/2045		192,306	179,905
Fannie Mae Guaranteed REMICS Series 2016-38, 3% 1/25/2046		154,007	142,084
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)		218,703	32,301
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047		11,284,751	10,229,019
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046		2,204,809	2,012,786
Fannie Mae Guaranteed REMICS Series 2019-20 Class H, 3.5% 5/25/2049		163,550	149,488
Fannie Mae Guaranteed REMICS Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.0495% 9/25/2049 (b)(d)		694,585	691,115
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051		362,527	319,775
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048		198,047	163,828
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048		209,867	174,795
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048		223,028	185,757
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050		260,483	212,986
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048		184,148	161,672
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049		3,097,073	2,706,709
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048		2,038,559	1,793,741
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050		300,174	261,113
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048		1,004,922	920,068
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049		846,736	774,526
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046		648,442	605,324
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048		2,957,614	2,614,744
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047		8,056,616	7,050,758
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049		218,219	190,995
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050		1,011,047	972,916
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048		895,479	867,603
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047		2,956,239	2,619,588
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048		1,427,646	1,307,308
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047		2,993,505	2,682,725
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(d)		4,428,072	4,460,056
Fannie Mae Guaranteed REMICS Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 5.315% 12/25/2047 (b)(d)		2,049,928	2,048,891
Fannie Mae Guaranteed REMICS Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.335% 1/25/2051 (b)(d)		820,608	820,124
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(d)		2,376,219	2,387,105
Fannie Mae Guaranteed REMICS Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.322% 8/25/2054 (b)(d)		3,652,678	3,658,110
Fannie Mae Guaranteed REMICS Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 11/25/2054 (b)(d)		48,406,939	48,226,642
Fannie Mae Guaranteed REMICS Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 12/25/2053 (b)(d)		10,817,169	10,840,297
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		38	38
Fannie Mae Mortgage pass-thru certificates Series 1997-20 Class D, 7% 3/17/2027		81	81
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		251	256
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		71	71
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		7,066	7,227
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		3,874	3,975
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		14,582	14,692
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.1888% 10/25/2042 (d)		1,379	1,382
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)		231,898	9,668
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		1,276,537	1,189,563
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 9.602% 3/25/2042 (b)(c)(d)		240,000	258,200
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(d)		3,810,227	3,812,376
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)		10,379,978	10,404,861
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class GF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6863% 3/25/2055 (b)(d)		1,303,000	1,305,979
Fannie Mae Mortgage pass-thru certificates Series 2025-13 Class FB, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.65% 3/25/2055 (b)(d)		4,439,000	4,446,263
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.252% 9/25/2054 (b)(d)		10,500,000	10,503,036
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		7,300,000	5,933,401
Fannie Mae Mortgage pass-thru certificates Series 2025-21 Class FB, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6293% 7/25/2053 (b)(d)		1,074,000	1,075,592
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(d)		1,753,085	1,755,885
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(d)		2,938,755	2,945,119
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(d)		2,945,526	2,950,078
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)		3,572,281	3,578,831
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)		1,539,242	1,542,938
Fannie Mae Mortgage pass-thru certificates Series 2025-9 Class FG, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6736% 3/25/2055 (b)(d)		1,347,000	1,350,022
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		483	504
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.9835% 12/25/2037 (d)(h)		26,256	2,370
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 1.9535% 4/25/2040 (d)(h)		5,008	462
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		1,060,973	1,002,817
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,870,909	2,818,053
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		515,186	471,708
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (i)		5,579	4,896
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 3.4335% 7/25/2037 (d)(h)		1,824	276
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (h)		1,100	240
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (d)(h)		1,536	336
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		578	579
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 6/25/2035 (b)(d)		226	219
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 6/25/2035 (b)(d)		131	126
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.2925% 9/25/2035 (c)(d)		383,103	335,726
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,550,612	698,062
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 5.215% 9/25/34 (d)		876	868
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.9562% 12/25/2034 (d)		1,286	1,268
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 5.0763% 2/25/2036 (d)		946	612
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (i)		642	607
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		43,433	40,805
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		11,196	10,411
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		42,957	38,857
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		41,403	37,565
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		528	538
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		380,845	369,748
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		759,932	667,311
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		171,526	149,687
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		775,789	681,969
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		121	123
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		237	245
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		583	595
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		99	100
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (i)		633	548
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,415	1,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		3,314	3,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		7,097	7,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		4,650	4,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		506	529
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6469% 6/15/2029 (d)(h)		2,349	164
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 9.4819% 2/15/2032 (b)(d)		422	466
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,815	2,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,687	1,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (h)		3,158	562
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (h)		763	126
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (h)		2,401	420
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 16.5547% 3/15/2032 (b)(d)		94	120
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		995	1,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,520	2,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 4.0022% 10/15/2033 (d)		3,263	3,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 2.6172% 7/15/2033 (b)(d)		355	322
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,954	1,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		10,675	10,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		264,615	261,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		396	412
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2989 Class TG, 5% 6/15/2025		5	5
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2029 (b)(d)		722	719
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		158,299	155,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3005 Class ED, 5% 7/15/2025		64	64
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (i)		6,039	4,949
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		13,350	13,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.729% 8/15/2036 (d)(h)		2,503	170
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.1969% 8/15/2036 (d)(h)		9,454	863
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		211,565	215,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,401	1,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.9969% 4/15/2037 (d)(h)		3,305	320
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.3443% 10/25/2037 (d)		5,129	4,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		7,870	8,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.998% 2/15/2039 (d)		837	867
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		29,982	30,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		7,502	7,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 1.8869% 12/15/2039 (d)(h)		5,595	321
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,609	2,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		3,800	3,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,333	1,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		17,710	17,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3737 Class DG, 5% 10/15/2030		139	139
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		1,484	1,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,293,628	1,313,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (h)		1,794	28
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		64,049	62,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		348,774	324,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (h)		55,634	4,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)		131,098	8,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)		649	5
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)		130,628	5,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		93,072	91,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		444,572	426,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,850,032	1,490,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		309,974	291,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		304,730	285,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,770,103	1,442,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		181,167	152,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040		390,047	353,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038		2,153,509	2,037,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		770,249	672,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		1,079,536	933,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		214,427	191,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,426,877	1,255,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		778,200	680,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		675,161	590,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		749,194	669,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		565,024	493,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		252,092	217,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		3,160,275	2,753,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		565,026	493,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		568,538	508,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,741,196	2,463,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		380,468	347,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		610,013	545,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.435% 3/15/2050 (b)(d)		2,403,003	2,402,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.435% 12/15/2050 (b)(d)		2,030,266	2,032,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.322% 8/25/2054 (b)(d)		6,888,487	6,898,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.652% 11/25/2054 (b)(d)		969,453	970,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 1/25/2055 (b)(d)		3,240,374	3,244,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 1/25/2055 (b)(d)		4,836,099	4,842,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)		3,244,953	3,248,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)		5,322,845	5,329,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)		1,481,479	1,477,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)		10,701,582	10,731,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(d)		2,712,679	2,719,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)		1,507,490	1,510,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6793% 1/25/2055 (b)(d)		4,124,000	4,133,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.2643% 11/25/2054 (b)(d)		20,800,000	20,858,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5515 Class FM, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.696% 3/25/2055 (b)(d)		628,000	629,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.75% 3/25/2055 (b)(d)		9,880,000	9,919,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5518 Class FC, U.S. 30-Day Avg. SOFR Index + 1.32%, 5.64% 3/25/2055 (b)(d)		4,012,000	4,019,051
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		73	74
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,684	1,715
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		416	423
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		242,819	218,344
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,974,822	1,708,250
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		300,542	277,718
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	935,726
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 17.1869% 9/25/2060 (c)(d)		304,223	236,978
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 15.7419% 11/25/2060 (c)(d)		144,421	101,926
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		804,470	684,848
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		5,171,488	4,306,885
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,304,570	2,908,506
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 7.352% 12/25/2050 (b)(c)(d)		3,910,000	4,253,712
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.852% 10/25/2041 (b)(c)(d)		1,791,036	1,802,675
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.752% 2/25/2042 (b)(c)(d)		2,240,000	2,296,340
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 7.252% 4/25/2042 (b)(c)(d)		12,945,000	13,432,697
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (c)		249,444	234,894
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (c)		100,000	76,110
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (c)		1,149,358	1,161,674
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (h)		50,936	8,661
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(d)(n)		216,173	215,589
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(d)(n)		731,517	731,470
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 2/20/2062 (b)(d)		22,647	22,697
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.96% 8/20/2062 (b)(d)(n)		122,430	122,333
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(d)(n)		3,719	3,717
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (n)		162	150
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.04% 8/20/2063 (b)(d)(n)		98,843	98,907
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 5.44% 8/20/2063 (b)(d)		6,960	7,011
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.74% 9/20/2063 (b)(d)		10,059	10,148
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		5,599	5,418
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (n)		3,379	3,288
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.96% 9/20/2065 (b)(d)		74,813	74,947
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 6.2971% 6/20/2066 (b)(d)		101,839	102,394
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 5.27% 8/20/2066 (b)(d)		69,171	69,209
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.783% 11/20/2066 (b)(d)		404,434	403,948
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		546,298	495,854
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(d)(n)		216,315	214,955
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 1.393% 3/20/2067 (d)(h)		252,817	11,334
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 1.7016% 5/20/2067 (d)(h)		708,731	26,353
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 1.9892% 6/20/2067 (d)(h)		334,561	18,695
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.5383% 6/20/2067 (d)(h)		293,395	8,326
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.92% 10/20/2067 (b)(d)		322,420	322,080
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 5.1062% 11/20/2067 (b)(d)		543,136	543,218
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2069 (b)(d)		221,805	221,568
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 5.07% 10/20/2069 (b)(d)		13,241,798	13,235,471
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 11/20/2069 (b)(d)		864,073	863,298
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 5.09% 2/20/2070 (b)(d)		451,017	451,597
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 5.046% 2/20/2074 (b)(d)		289,749	289,379
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.2237% 4/20/2037 (d)(h)		7,595	662
Ginnie Mae Multifamily REMICS Series 2024-30 Class CF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.596% 2/20/2054 (b)(d)		3,803,501	3,807,470
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		5,994	6,138
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index x 11.3497%, 3.8039% 6/16/2033 (b)(d)		693	669
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 1.6737% 12/20/2034 (d)(h)		10,289	840
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		24,343	24,633
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 1.6737% 10/20/2034 (d)(h)		4,562	327
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.0737% 6/20/2036 (d)(h)		8,067	736
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,451	2,537
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		12,364	12,747
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.0837% 5/20/2037 (d)(h)		11,359	1,097
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 1.7737% 2/20/2037 (d)(h)		11,743	922
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 1.7737% 3/20/2037 (d)(h)		7,180	660
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 1.9737% 5/16/2038 (d)(h)		7,401	434
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		12,598	12,873
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 1.8037% 6/20/2038 (d)(h)		17,348	1,717
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		11,843	12,261
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.3237% 6/20/2037 (d)(h)		3,664	308
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 2.3737% 5/20/2037 (d)(h)		11,793	1,406
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 1.8237% 8/16/2039 (d)(h)		4,157	334
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,313	1,342
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,309,810	1,257,586
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		801,570	775,872
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		177,158	171,314
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (d)(h)		58,663	5,468
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		364,700	356,981
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.0515% 2/20/2029 (d)		3,401	3,378
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		7,003	6,730
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 5.1085% 2/20/2065 (b)(d)		59,486	59,376
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		230,201	211,552
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,389,825	2,142,551
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (b)(d)		204,533	200,727
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (b)(d)		909,157	895,841
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		710,292	604,709
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		731,997	624,624
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		306,776	237,303
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		1,096,623	903,300
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (h)		1,642,390	279,908
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (h)		560,771	95,096
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.846% 6/20/2071 (b)(d)		675,227	684,267
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		638,499	575,542
Ginnie Mae REMIC pass-thru certificates Series 2022-85 Class IK, 3% 5/20/2051 (h)		296,171	50,477
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 4.0245% 1/25/2064 (c)(d)		9,920,634	8,742,064
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (c)(o)		42,991	42,991
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (h)		1,958,787	333,026
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (j)		319	316
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.8506% 11/19/2035 (d)		1,631,034	1,253,042
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (c)(d)		70,012	65,029
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (c)(g)		6,353,488	6,159,882
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		970	949
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,279	1,287
Headlands Residential LLC Series 2021-RPL1 Class NOTE, 2.487% 9/25/2026 (c)(d)		115,634	114,162
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		201,433	97,826
Home Re 2022-1 Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.852% 10/25/2034 (b)(c)(d)		563,164	586,921
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (c)(d)		600,000	603,769
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (c)		5,734,456	5,772,085
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/2065 (c)		1,545,000	1,538,073
Homeward Opportunities Fund Trust Series 2022-1 Class A1, 5.082% 7/25/2067 (c)(d)		163,876	164,407
Homeward Opportunities Fund Trust Series 2022-1 Class M1, 5.0414% 7/25/2067 (c)(d)		200,000	196,186
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 5.1338% 3/25/2035 (b)(d)		2,812	2,722
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 5.2338% 3/25/2035 (b)		1,837	1,783
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		157,829	150,193
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.7738% 11/25/2036 (b)		273,174	241,354
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	219
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.7738% 1/25/2037 (b)(d)		22,108	20,109
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.7292% 11/25/2064 (c)(d)		201,000	204,691
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (c)		220,000	221,608
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.4636% 10/25/2054 (c)(d)		3,471,083	3,315,259
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034 (j)		523	512
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		5,562	5,228
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		498	484
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 7.2897% 8/25/2034 (d)		1,464	1,474
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 7.1242% 11/25/2033 (d)		568	560
JPMorgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/2052 (c)		11,109,534	9,136,724
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.946% 5/25/2054 (b)(c)(d)		277,837	279,602
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (c)		881,244	889,969
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.0872% 7/25/2064 (c)(d)		163,000	163,268
LHOME Mortgage Trust Series 2023-RTL1 Class A1, 7.869% 1/25/2028 (c)(d)		3,059,000	3,062,132
LHOME Mortgage Trust Series 2023-RTL2 Class A1, 8% 6/25/2028 (c)(g)		3,000,000	3,021,382
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (c)(g)		2,450,000	2,484,747
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (c)(g)		1,650,000	1,660,459
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.8693% 4/21/2034 (d)		382	382
MASTR Alternative Loan Trust 2003-2 Series 2004-6 Class 6A1, 6.5% 7/25/2034		6,330	6,360
MASTR Alternative Loan Trust 2003-2 Series 2004-6 Class 7A1, 6% 7/25/2034		4,883	4,821
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (c)(i)		235	179
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (c)		988,464	694,003
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 5.2999% 7/25/2029 (b)(d)		778	755
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 6.8221% 9/25/2029 (d)		338	322
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.7938% 2/25/2036 (b)		5,200,277	2,994,731
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.7538% 9/25/2037 (b)(d)		27,352	15,127
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (c)(d)		1,470,588	1,487,380
MFRA Trust Series 2022-NQM1 Class M1, 4.2558% 12/25/2066 (c)(d)		171,000	147,790
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)		3,790,854	3,545,824
MFRA Trust Series 2024-RTL1 Class A1, 7.093% 2/25/2029 (c)(g)		230,000	231,931
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6343% 4/25/2034 (d)		2,710	2,630
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.9417% 9/25/2034 (d)		687	672
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.2101% 12/27/2046 (b)(c)(d)		951,796	862,018
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.9711% 6/25/2044 (c)(d)		585,474	588,549
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.4399% 9/25/2068 (c)(d)		100,000	100,879
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		5,648,067	5,430,193
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (c)(d)		574,290	577,606
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (c)(d)		128,000	129,275
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (c)(d)		1,786	1,572
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)		1,443,904	1,338,577
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1744% 11/25/2064 (c)(d)		259,000	258,937
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (c)		2,000,000	1,986,991
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.643% 1/25/2065 (c)(d)		1,452,934	1,458,798
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (c)(d)		322,972	326,710
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (c)		3,504,547	3,428,997
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (c)		4,929,131	4,613,381
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,775,130	536,342
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)		2,995,609	2,768,039
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)		1,353,624	1,263,535
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (c)		3,526,020	3,530,204
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (c)		337,516	339,331
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (c)		10,724,171	8,820,589
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (c)		758,398	771,289
OBX Trust Series 2024-HYB2 Class A1, 3.672% 4/25/2053 (c)(d)		416,572	408,305
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (c)		1,032,055	1,038,052
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (c)		1,978,586	2,003,320
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (c)(d)		3,766,153	3,802,632
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (c)(d)		368,500	369,851
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)		333,646	329,457
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)		312,047	304,318
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)		684,415	683,516
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (c)(d)		7,184,620	6,100,894
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (c)		7,878,821	7,848,260
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038		1,140	1,173
PMC PLS ESR Issuer LLC. Series 2022-PLS1 Class A, 5.114% 2/25/2027 (c)(d)		192,031	192,160
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.852% 5/25/2033 (b)(c)(d)		7,225,926	7,334,048
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 7.703% 3/29/2027 (b)(c)(d)		4,967,931	5,031,182
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (c)		4,878,102	4,850,662
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (c)(d)		5,660,941	5,398,997
PRET LLC Series 2022-RN2 Class A1, 5% 6/25/2052 (c)		7,556,365	7,533,480
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)		1,819,695	1,719,906
PRET Trust Series 2025-NPL1 Class A1, 6.063% 2/25/2055 (c)		9,724,626	9,864,131
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (c)		2,189,796	2,098,733
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		846	831
PRKCM Trust Series 2023-AFC1 Class B1, 7.4636% 2/25/2058 (c)(d)		757,000	761,238
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (c)		724,859	736,835
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (c)		8,247,720	8,232,712
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (c)		1,302,028	1,200,917
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (c)(d)		1,808,911	1,662,806
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (c)(d)		2,547,627	2,587,993
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (c)		417,929	422,909
PRPM LLC Series 2024-NQM1 Class B1, 7.5056% 12/25/2068 (c)(d)		224,000	227,245
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)		1,234,959	1,209,379
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)		4,669,464	4,568,417
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (c)		1,719,974	1,681,806
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)		278,958	271,784
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)		3,332,398	3,211,383
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (c)		8,589,893	8,314,746
PRPM Trust Series 2022-INV1 Class A2, 4.4267% 4/25/2067 (c)(d)		656,349	636,032
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (c)(d)		2,538,686	2,576,212
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (c)(d)		1,770,389	1,778,980
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (c)(g)		662,810	668,991
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (c)(d)		1,000,000	984,530
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 11.102% 9/25/2032 (b)(c)(d)		368,616	386,329
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 11/25/2029 (c)		338,000	339,295
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (c)(g)		3,226,420	3,237,042
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (c)		3,755,051	3,773,063
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (c)(d)		3,450,740	3,424,996
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/2059 (c)		176,561	176,821
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		731,619	580,125
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		17,876	15,689
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.7938% 12/25/2036 (b)		97,467	84,558
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,272,022	1,009,525
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,959,409	1,552,456
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		925,190	644,820
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.9838% 9/25/2037 (b)(d)		2,948,655	843,839
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.0162% 9/25/2037 (d)(h)		2,947,786	329,752
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (c)		540,000	534,293
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (c)(d)		136,000	133,615
RFMSI Trust Series 2006-SA4 Class 2A1, 5.6889% 11/25/2036 (d)		69,719	57,038
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (c)		584,661	558,190
Roc Mortgage Trus Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (c)(g)		1,700,000	1,701,700
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (c)(g)		1,355,130	1,365,916
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (c)(g)		3,493,766	3,498,424
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (c)		218	208
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (c)(d)		404,000	405,441
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (c)(g)		233,000	235,590
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(d)		526	487
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 5.4641% 9/20/2034 (b)(d)		3,481	3,218
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.7947% 7/20/2037 (d)		387,624	309,205
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.5554% 11/25/2063 (c)(d)		8,942,929	8,793,967
Sequoia Mortgage Trust Series 2024-INV1 Class A3, 5.5% 10/25/2054 (c)		3,397,909	3,378,796
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (c)(d)		2,500,000	2,508,876
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2971% 8/25/2062 (c)(d)		104,000	100,779
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2971% 8/25/2062 (c)(d)		485,000	476,571
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.8498% 10/25/2034 (d)		536	527
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.4217% 7/25/2037 (d)		1,294,737	821,014
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 6.3003% 9/25/2033 (d)		6,614	6,342
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.9348% 12/25/2033 (d)		10,715	10,243
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 6.0974% 12/25/2033 (d)		874	841
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (b)(d)		827,491	792,230
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (c)		100,000	79,611
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (c)		252,000	252,154
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.511% 2/25/2055 (c)(d)		500,000	483,346
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (c)(g)		66,395	64,615
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (c)(d)		1,029,130	914,760
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (c)(d)		877,659	757,006
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (c)		1,500,000	1,351,587
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.1288% 7/25/2065 (c)(d)		3,506,921	3,557,056
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.4155% 10/27/2064 (c)(d)		13,602,692	13,691,500
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.4946% 10/25/2064 (c)(d)		15,175,196	15,309,779
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (c)		10,579,058	10,678,710
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (c)		3,959,817	3,991,781
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (c)		148,000	124,621
TVC Mortgage Trust Series 2023-RTL1 Class A1, 8.25% 11/25/2027 (c)		1,205,000	1,208,575
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		831	840
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		4,723	4,794
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		808	821
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (c)		100,000	74,437
Verus Securitization Trust Series 2022-3 Class B1, 4.0618% 2/25/2067 (c)(d)		158,000	133,515
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (c)(d)		331,162	332,633
Verus Securitization Trust Series 2023-2 Class B1, 7.5032% 3/25/2068 (c)(d)		676,000	680,993
Verus Securitization Trust Series 2023-3 Class B1, 7.7911% 3/25/2068 (c)(d)		110,000	111,218
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (c)(g)		1,289,716	1,306,271
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (c)		3,319,417	3,362,709
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (c)		299,000	297,696
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (c)(d)		8,894,943	8,894,070
Verus Series 2022-4 Class B1, 4.7669% 4/25/2067 (c)(d)		163,000	150,002
Visio Trust Series 2022-1 Class B1, 6.3027% 8/25/2057 (c)(d)		200,000	198,762
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (c)		357,200	336,830
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (c)(g)		5,826,203	5,858,062
Vm Master Issuer LLC Series 2022-1 Class B, 6.877% 5/24/2025 (c)(d)		669,945	664,988
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 1.8952% 8/25/2036 (b)		2,696,358	937,870
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		2,042	2,045
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		6,372	5,836
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.9538% 12/25/2035 (d)		436,695	376,664
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,045,249	806,984
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 6.2442% 8/25/2033 (d)		1,454	1,399
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 6.5593% 9/25/2033 (d)		1,125	1,084
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 6.9564% 10/25/2034 (d)		3,050	2,969
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.6784% 6/25/2034 (d)		403	375
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.6784% 6/25/2034 (d)		3,719	3,430
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		3,130	3,006
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 5.1738% 1/25/2045 (b)		808,151	793,322
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 5.0938% 1/25/2045 (b)(d)		383	376
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (g)		155,043	136,931
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 3.9343% 9/25/2036 (g)		630,012	174,044
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.8074% 9/25/2036 (b)		1,952,935	549,426
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 4.1087% 10/25/2036 (g)		240,574	85,105
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 5.1626% 3/25/2037 (d)		1,216	1,113
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.7292% 4/25/2037 (d)		1,069,998	965,268
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 5.4662% 12/25/2046 (b)(d)		13,151	11,164
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 5.4462% 1/25/2047 (b)(d)		528,097	433,249
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 5.4358% 6/25/2047 (b)(d)		253,238	202,128
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 5.0538% 6/25/2037 (b)		34,690	32,427
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 7.49% 7/25/2034 (d)		755	768
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 7.2718% 10/25/2034 (d)		1,711	1,667
TOTAL UNITED STATES			890,157,059
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $907,644,844)			900,763,561

Commercial Mortgage Securities - 3.2%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Acre Commercial Mortgage Ltd Series 2021-FL4 Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1781% 12/18/2037 (b)(c)(d)		263,000	253,170
BXMT 2020-FL3 Ltd Series 2020-FL3 Class A, CME Term SOFR 1 month Index + 2.014%, 6.3263% 11/15/2037 (b)(c)		1,578,677	1,576,533
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,829,703
IRELAND - 0.0%
Last Mile Logistics Pan Euro Finance DAC Series 2021-1X Class E, 3 month EURIBOR + 2.7%, 5.256% 8/17/2033 (b)(d)(e)	EUR	176,734	180,881
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.606% 11/17/2036 (b)(d)(e)	EUR	79,228	82,362
Thunder Logistics Series 2024-1X Class D, 3 month EURIBOR + 3.3%, 5.856% 11/17/2036 (b)(d)(e)	EUR	79,228	82,356
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 6.1289% 5/17/2034 (b)(d)(e)	GBP	100,000	126,020
TOTAL IRELAND			471,619
UNITED STATES - 3.2%
20 Times Square Trust Series 2018-20TS Class F, 3.0999% 5/15/2035 (c)(d)		3,016,196	2,367,714
2023-MIC Trust/THE Series 2023-MIC Class A, 8.4366% 12/5/2038 (c)(d)		82,000	89,280
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.7299% 9/15/2034 (b)(c)		154,796	148,960
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,624,973
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	861,954
AG Trust Series 2024-NLP Class A, CME Term SOFR 1 month Index + 2.0156%, 6.3275% 7/15/2041 (b)(c)(d)		2,850,994	2,859,915
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class A4, 2.2515% 6/15/2054 (c)		9,500,000	8,219,047
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (c)		440,000	384,175
AREIT Trust Series 2021-CRE5 Class C, CME Term SOFR 1 month Index + 2.3645%, 6.6763% 11/17/2038 (b)(c)(d)		146,000	145,553
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 6.0035% 7/15/2041 (b)(c)(d)		430,000	430,941
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.7549% 10/15/2034 (b)(c)(d)		680,000	680,213
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 5.539% 12/15/2036 (b)(c)(d)		2,468,048	2,437,197
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.5895% 11/10/2029 (c)(d)		410,000	414,331
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.5201% 11/10/2029 (c)(d)		84,000	87,847
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)		4,963,000	4,671,424
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)		1,113,000	991,961
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)		461,000	382,607
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)		3,783,612	3,772,971
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)		715,549	710,853
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)		509,681	505,540
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.2408% 7/27/2050 (c)(d)		4,000,000	3,527,174
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5796% 1/27/2050 (c)(d)		3,000,000	2,633,398
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.6619% 8/15/2039 (b)(c)(d)		280,000	280,700
BAMLL Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 6.25% 2/15/2042 (b)(c)(d)		746,000	747,399
BAMLL Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 9.65% 2/15/2042 (b)(c)(d)		300,000	301,124
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		185,889	183,734
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060		7,200,000	7,062,745
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	270,777
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		4,086,706	3,729,697
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	759,857
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		386,384	369,731
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (d)(h)		5,200,000	99,508
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,810,432	7,492,233
BANK Series 2021-BN31 Class A3, 1.771% 2/15/2054		2,000,000	1,703,835
BANK Series 2021-BN31 Class XB, 0.8671% 2/15/2054 (d)(h)		7,000,000	273,988
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	17,609,210
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	7,896,149
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (d)(h)		13,359,156	593,769
BANK Series 2021-BN34 Class XB, 0.5169% 6/15/2063 (d)(h)		171,794,000	4,651,219
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064		1,300,000	1,180,135
BANK Series 2022-BNK44 Class A5, 5.7442% 11/15/2055 (d)		1,700,000	1,790,300
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)		1,300,000	1,316,884
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056		15,000,000	15,834,771
BANK5 Series 2024-5YR10 Class A3, 5.302% 10/15/2057		96,000	97,849
BANK5 Series 2024-5YR11 Class A3, 5.893% 11/15/2057		779,000	812,974
BANK5 Series 2024-5YR6 Class A3, 6.225% 5/15/2057		170,000	178,721
BANK5 Series 2024-5YR8 Class A3, 5.884% 8/15/2057		12,900,000	13,434,612
BANK5 Series 2024-5YR9 Class A3, 5.6136% 8/15/2057		13,500,000	13,958,433
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 11/25/2035 (b)(c)(d)		11,048	10,676
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0188% 1/25/2036 (b)(c)(d)		26,083	24,968
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1088% 1/25/2036 (b)(c)(d)		8,419	8,026
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 12/25/2036 (b)(c)(d)		56,451	52,720
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 3/25/2037 (b)(c)(d)		14,318	13,480
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8388% 7/25/2037 (b)(c)(d)		47,491	44,209
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9138% 7/25/2037 (b)(c)(d)		44,464	41,386
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9888% 7/25/2037 (b)(c)(d)		15,134	14,334
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 7/25/2037 (b)(c)(d)		15,604	14,666
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2037 (b)(c)(d)		8,269	7,548
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 7/25/2037 (b)(c)(d)		8,844	7,980
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9888% 7/25/2037 (b)(c)(d)		14,165	13,020
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 7/25/2037 (b)(c)(d)		22,363	20,526
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 7/25/2037 (b)(c)(d)(j)		13,604	15,271
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (c)		274,000	264,585
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (c)(d)		4,500,000	3,945,816
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 5.231% 3/15/2037 (b)(c)(d)		387,000	368,618
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,471,290	3,220,257
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		10,000,000	8,663,760
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2965% 9/15/2056 (d)		1,600,000	1,703,542
BBCMS Mortgage Trust Series 2024-5C29 Class A3, 5.208% 9/15/2057		6,000,000	6,099,062
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.0115% 9/15/2057 (d)(h)		147,436,000	6,193,182
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,396,633
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	928,959
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,276,520
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0657% 8/15/2052 (d)(h)		36,326,986	1,063,952
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,044,069
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (d)(h)		20,841,653	470,517
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,905,148
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,647,974
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,468,117
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	10,910,058
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,738,840
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,698,307
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		17,600,000	15,480,217
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	7,704,885
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054		400,000	346,456
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,385,958
Benchmark Mortgage Trust Series 2024-V10 Class A3, 5.2774% 9/15/2057		10,500,000	10,702,401
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,537,637
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8044% 11/15/2041 (b)(c)(d)		210,000	210,263
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)		134,000	134,418
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 6.2019% 7/15/2041 (b)(c)(d)		2,906,000	2,909,633
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.804% 8/15/2026 (b)(c)(d)		834,297	835,601
BHMS Series 2018-ATLS Class A, CME Term SOFR 1 month Index + 1.297%, 5.8589% 7/15/2035 (b)(c)(d)		453,000	452,578
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)		8,921,000	8,732,896
BLP Commercial Mortgage Trust Series 2023-IND Class A, CME Term SOFR 1 month Index + 1.692%, 6.0039% 3/15/2040 (b)(c)(d)		500,000	499,758
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)		2,846,482	2,847,372
BMD2 Re-Remic Trust Series 2019-FRR1 Class 1A5, U.S. 30-Day Avg. SOFR Index + 4.3145%, 8.6665% 5/25/2052 (b)(c)(d)		15,366	15,227
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1789% 5/25/2052 (c)(d)		4,000,000	3,269,641
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (c)(i)		4,000,000	2,777,962
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (c)(i)		4,200,000	3,005,694
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,557,850
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		11,800,000	12,400,362
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,785,525
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057		5,700,000	5,923,694
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)		4,040,000	4,042,525
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)		1,590,000	1,590,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)		1,060,000	1,060,000
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.6967% 6/15/2041 (b)(c)(d)		180,000	180,225
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.6953% 6/15/2041 (b)(c)(d)		124,000	123,225
Boca Commercial Mortgage Trust 2024-Boca Series 2024-BOCA Class A, CME Term SOFR 1 month Index + 1.9207%, 6.2325% 8/15/2041 (b)(c)(d)		100,000	100,441
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)		100,000	100,734
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)		500,000	510,739
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)		15,784,000	15,803,713
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)		4,626,000	4,631,783
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (c)		304,000	318,309
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (c)(d)		40,000	40,393
BWAY Mortgage Trust Series 2013-1515 Class F, 3.927% 3/10/2033 (c)(d)		146,276	128,310
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class A, CME Term SOFR 1 month Index + 1.94%, 6.2519% 11/15/2028 (b)(c)(d)		550,000	544,500
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 5.8529% 5/15/2034 (b)(c)(d)		167,791	168,263
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)		17,332,977	17,354,643
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0017% 3/15/2041 (b)(c)(d)		841,356	842,408
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)		3,532,346	3,510,269
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)		4,464,000	4,430,520
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)		2,952,000	2,928,014
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)		3,099,000	3,071,884
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2465% 12/15/2038 (b)(c)(d)		4,580,695	4,563,517
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)		8,126,000	8,084,082
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)		1,201,000	1,194,244
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)		1,607,000	1,595,952
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)		1,560,000	1,548,300
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)		5,425,000	5,408,047
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)		904,543	903,413
BX Commercial Mortgage Trust Series 2022-CSMO Class B, CME Term SOFR 1 month Index + 3.1407%, 7.4526% 6/15/2027 (b)(c)(d)		1,523,800	1,529,514
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)		4,879,185	4,880,710
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)		703,917	702,597
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)		3,670,977	3,679,007
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)		713,145	715,151
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)		386,645	387,853
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9007% 12/9/2040 (b)(c)(d)		214,803	215,205
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057		14,800,000	15,099,564
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.8043% 10/15/2041 (b)(c)(d)		6,370,000	6,393,888
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 8/15/2039 (b)(c)(d)		5,864,000	5,885,990
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)		1,716,000	1,715,464
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.9542% 12/15/2039 (b)(c)(d)		145,000	145,000
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (c)(d)		7,466,517	7,480,517
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.7535% 2/15/2039 (b)(c)(d)		115,109	115,145
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.0502% 2/15/2039 (b)(c)(d)		154,069	154,459
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.8529% 6/15/2037 (b)(c)(d)		605,769	606,337
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.8982% 11/15/2041 (b)(c)(d)	CAD	71,000	49,177
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)		2,140,000	1,961,970
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2013% 7/15/2029 (b)(c)(d)		220,000	219,038
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)		390,000	385,125
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)		2,635,000	2,439,072
BX Trust Series 2021-ARIA Class A, CME Term SOFR 1 month Index + 1.0136%, 5.3256% 10/15/2036 (b)(c)(d)		129,000	128,919
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)		1,777,657	1,768,769
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)		1,559,000	1,557,051
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)		1,357,110	1,354,142
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 1/15/2034 (b)(c)(d)		66,555	66,056
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)		40,957	40,591
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)		1,189,733	1,186,759
BX Trust Series 2021-VIEW Class F, CME Term SOFR 1 month Index + 4.0445%, 8.3565% 6/15/2036 (b)(c)(d)		61,000	57,781
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)		2,788,100	2,788,971
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)		629,300	629,497
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)		526,399	526,564
BX Trust Series 2023-DELC Class A, CME Term SOFR 1 month Index + 2.69%, 7.0019% 5/15/2038 (b)(c)(d)		1,150,000	1,157,188
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 7.1933% 10/15/2041 (b)(c)(d)		460,000	462,304
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 8.2403% 10/15/2041 (b)(c)(d)		112,000	112,561
BX Trust Series 2024-BRBK Class D, CME Term SOFR 1 month Index + 5.9705%, 10.2842% 10/15/2041 (b)(c)(d)		25,000	25,124
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)		8,776,573	8,787,544
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)		1,374,430	1,374,860
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)		1,141,132	1,141,489
BX Trust Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 7.002% 4/15/2041 (b)(c)(d)		1,270,460	1,273,636
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0005% 4/15/2041 (b)(c)(d)		124,257	123,663
BX Trust Series 2024-PAT Class A, CME Term SOFR 1 month Index + 2.09%, 6.4019% 3/15/2041 (b)(c)(d)		150,000	150,187
BX Trust Series 2024-PAT Class C, CME Term SOFR 1 month Index + 4.439%, 8.7509% 3/15/2041 (b)(c)(d)		321,000	322,086
BX Trust Series 2024-PAT Class D, CME Term SOFR 1 month Index + 5.389%, 9.7009% 3/15/2041 (b)(c)(d)		155,000	155,289
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.8033% 7/15/2029 (b)(c)(d)		899,000	899,000
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)		6,828,366	6,839,035
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)		833,012	834,053
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.4515% 2/15/2039 (b)(c)(d)		379,084	379,558
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4999% 2/15/2039 (b)(c)(d)		204,122	203,530
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)		2,356,316	2,357,789
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)		3,128,496	3,130,452
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)		4,360,000	4,351,807
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)		13,079,000	13,062,655
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)		1,461,000	1,459,174
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)		2,059,000	2,056,426
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)		725,000	724,275
BX Trust Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.7655% 3/15/2042 (b)(c)(d)		375,000	374,063
BXSC Commercial Mortgage Trust Series 2022-WSS Class D, CME Term SOFR 1 month Index + 3.188%, 7.5% 3/15/2035 (b)(c)(d)		8,167,000	8,192,522
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 6.2012% 7/15/2041 (b)(c)(d)		320,000	320,800
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)		3,800,000	3,800,000
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (c)		4,000,000	3,351,835
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		5,500,000	5,259,726
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,700,000	2,588,705
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	964,334
CD Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/2050		964,022	936,447
CENT Trust Series 2023-CITY Class A, CME Term SOFR 1 month Index + 2.62%, 6.9319% 9/15/2038 (b)(c)(d)		733,100	738,470
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)		16,578,699	16,322,086
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (c)		6,471,167	5,939,312
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)		8,434,906	8,046,921
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		823,101	751,374
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.0799% 12/15/2047 (c)(d)		27,832	26,759
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		913,443	893,971
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (c)		5,353,696	3,907,354
CFMT Trust Series 2021-FRR1 Class BK54, 0% 2/28/2026 (c)		659,122	613,866
CFMT Trust Series 2021-FRR1 Class BK58, 2.4121% 9/29/2029 (c)(d)		327,366	296,620
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (c)		2,368,616	1,733,050
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (c)(j)		447,606	289,423
CFMT Trust Series 2021-FRR1 Class CK54, 0% 2/28/2026 (c)		204,787	188,319
CFMT Trust Series 2021-FRR1 Class CKW1, 0% 1/29/2026 (c)		263,297	246,515
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		570,814	552,735
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		870,882	839,203
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 0.9242% 4/10/2048 (d)(h)		11,726,922	910
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A3, 3.515% 9/10/2058		1,254,951	1,249,855
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058		83,033	82,806
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (d)(h)		15,240,782	28,078
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		2,705,173	2,640,060
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A4, 3.349% 2/10/2049		2,500,000	2,469,299
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3, 3.05% 4/10/2049		2,190,826	2,166,221
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (d)(h)		12,109,463	89,715
COMM Mortgage Trust Series 2013-300P Class A1, 4.353% 8/10/2030 (c)		500,000	493,759
COMM Mortgage Trust Series 2015-CR24 Class A4, 3.432% 8/10/2048		792,112	790,035
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048		234,981	233,807
COMM Mortgage Trust Series 2015-CR25 Class A4, 3.759% 8/10/2048		200,574	199,428
COMM Mortgage Trust Series 2016-787S Class A, 3.545% 2/10/2036 (c)		4,035,000	3,956,462
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		7,520,414	7,268,318
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	10,965,453
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		598,583	588,301
COMM Mortgage Trust Series 2018-HOME Class A, 3.8151% 4/10/2033 (c)(d)		699,201	673,825
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (c)		1,800,000	1,882,713
COMM Mortgage Trust Series 2024-277P Class X, 0.661% 8/10/2044 (c)(d)(h)		5,900,000	173,007
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (c)(d)		110,000	112,446
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 6.1529% 6/15/2041 (b)(c)(d)		400,000	398,375
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.9019% 6/15/2041 (b)(c)(d)		237,000	235,519
COMM Mortgage Trust Series 2024-WCL1 Class E, CME Term SOFR 1 month Index + 4.487%, 8.7989% 6/15/2041 (b)(c)(d)		313,000	313,987
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,123,226
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 5.9536% 8/15/2041 (b)(c)(d)		320,000	320,405
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 7.3516% 8/15/2041 (b)(c)(d)		43,000	43,000
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)		315,000	314,604
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 5.4932% 6/15/2034 (b)(c)		665,967	635,998
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048		359,957	357,772
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		1,000,000	979,305
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		3,186,022	3,142,901
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052		220,000	201,049
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,994,384	13,386,960
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (c)		5,001,000	4,588,417
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (c)(j)		3,944,000	2,989,241
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		2,000,000	1,962,070
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)		941,619	921,407
CSMC Trust Series 2020-NET Class B, 2.8159% 8/15/2037 (c)		500,000	487,905
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 7/15/2038 (b)(c)(d)		500,000	449,777
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 11/15/2038 (b)(c)(d)		228,000	227,203
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.7644% 11/10/2041 (c)(d)		440,000	435,405
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 6.1941% 8/15/2034 (b)(c)(d)		812,000	815,045
DBJPM Mortgage Trust Series 2017-C6 Class A3, 3.269% 6/10/2050		118,546	114,717
DBSG Mortgage Trust Series 2024-ALTA Class A, 5.9456% 6/10/2037 (c)(d)		121,211	123,146
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (c)		1,390,000	1,333,571
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.727% 4/13/2040 (c)(d)		30,000	30,490
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.305% 4/13/2040 (c)(d)		88,000	90,985
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.8119% 3/15/2034 (b)(c)(d)		197,000	197,246
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3119% 3/15/2034 (b)(c)(d)		559,000	561,741
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (c)		8,810,000	7,789,061
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)		1,752,000	1,794,015
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (c)(d)		460,000	468,922
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (c)(d)		460,000	468,432
Elm Trust Series 2024-ELM Class E10, 8.0455% 6/10/2039 (c)(d)		514,000	519,878
Elm Trust Series 2024-ELM Class XP10, 0.2423% 6/10/2039 (c)(d)(h)		2,414,000	6,888
Elm Trust Series 2024-ELM Class XP15, 1.6132% 6/10/2039 (c)(d)(h)		2,185,000	41,507
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)		10,967,234	10,929,534
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)		973,866	970,519
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)		998,837	996,340
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(d)		705,000	712,366
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)		3,339,329	3,339,329
Extended Stay America Trust Series 2021-ESH Class A1, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)		173,517	173,515
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)		1,826,263	1,827,396
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)		1,346,490	1,347,331
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)		2,720,742	2,724,140
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)		871,054	873,230
Fannie Mae Guaranteed REMICS Series 2015-M10 Class A2, 3.092% 4/25/2027		134,848	131,910
Fannie Mae Guaranteed REMICS Series 2015-M13 Class A2, 2.7% 6/25/2025 (d)		34,347	34,128
Fannie Mae Guaranteed REMICS Series 2015-M5 Class A1, 2.6541% 3/25/2025 (d)		18,741	18,685
Fannie Mae Guaranteed REMICS Series 2016-M6 Class A2, 2.488% 5/25/2026		176,352	172,274
Fannie Mae Guaranteed REMICS Series 2016-M7 Class A2, 2.4994% 9/25/2026		157,291	153,644
Fannie Mae Guaranteed REMICS Series 2017-M1 Class A2, 2.4154% 10/25/2026 (d)		216,859	210,193
Fannie Mae Guaranteed REMICS Series 2017-M3 Class A2, 2.464% 12/25/2026 (d)		351,602	340,917
Fannie Mae Guaranteed REMICS Series 2017-M5 Class A2, 2.993% 4/25/2029 (d)		500,705	476,480
Fannie Mae Guaranteed REMICS Series 2017-M8 Class A2, 3.061% 5/25/2027		218,350	212,914
Fannie Mae Guaranteed REMICS Series 2017-T1 Class A, 2.898% 6/25/2027		2,880,950	2,780,599
Fannie Mae Guaranteed REMICS Series 2018-M10 Class A2, 3.3549% 7/25/2028 (d)		597,542	581,306
Fannie Mae Guaranteed REMICS Series 2018-M14 Class A2, 3.5801% 8/25/2028 (d)		996,590	973,334
Fannie Mae Guaranteed REMICS Series 2018-M2 Class A2, 2.9057% 1/25/2028 (d)		774,070	746,716
Fannie Mae Guaranteed REMICS Series 2018-M3 Class A2, 3.0634% 2/25/2030 (d)		929,916	881,633
Fannie Mae Guaranteed REMICS Series 2018-M4 Class A2, 3.057% 3/25/2028 (d)		235,029	226,731
Fannie Mae Guaranteed REMICS Series 2018-M7 Class A2, 3.0317% 3/25/2028 (d)		787,854	761,149
Fannie Mae Guaranteed REMICS Series 2019-M12 Class A2, 2.885% 6/25/2029 (d)		788,805	743,515
Fannie Mae Guaranteed REMICS Series 2019-M7 Class A2, 3.143% 4/25/2029		467,524	444,862
Fannie Mae Guaranteed REMICS Series 2020-M50 Class A2, 1.2% 10/25/2030		149,802	140,243
Fannie Mae Guaranteed REMICS Series 2020-M50 Class X1, 1.8194% 10/25/2030 (d)(h)		2,328,795	125,775
Fannie Mae Guaranteed REMICS Series 2022-M2S Class A2, 3.7506% 8/25/2032 (d)		412,499	392,351
Fannie Mae Mortgage pass-thru certificates Series 2019-M1 Class A2, 3.5433% 9/25/2028 (d)		1,398,730	1,362,914
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class 2A1, 1.594% 11/25/2028		149,649	137,137
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 1.9772% 11/25/2028 (d)(h)		1,040,605	50,639
Fannie Mae Series 2022-M10 Class A2, 1.9378% 1/25/2032 (d)		9,000,000	7,643,905
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.7619% 12/15/2039 (b)(c)(d)		1,700,000	1,708,763
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)		237,000	238,925
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 10.052% 9/25/2043 (b)(c)(d)		1,030,000	1,125,142
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.102% 1/25/2051 (b)(c)(d)		893,281	928,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025		7,202,175	7,174,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025		588,737	585,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026		4,688,699	4,620,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	241,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		294,893	289,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	190,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	292,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,185,947	1,154,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,825,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,044,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-KJ17 Class A2, 2.982% 11/25/2025		9,410	9,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,224,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,507,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,300,000	8,145,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,580,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,225,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,183,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,486,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028		10,500,000	10,309,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.3361% 4/25/2028 (d)		289,920	280,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 0.949% 6/25/2029 (d)(h)		13,655,660	464,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029		800,000	739,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		402,081	393,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 0.8924% 6/25/2029 (d)(h)		5,143,082	177,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,363,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	834,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.3169% 1/25/2030 (d)(h)		57,239,984	3,108,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,890,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.6649% 1/25/2034 (d)(h)		4,885,459	222,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7775% 10/25/2055 (d)(h)		627,924	93,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.093% 4/25/2039 (d)(h)		130,186	30,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.7809% 4/25/2031 (d)(h)		375,930	50,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.5619% 12/25/2027 (d)(h)		139,209,934	1,852,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,109,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032		900,000	800,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	561,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	481,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	356,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	341,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	697,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030		2,000,000	1,988,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KJ48 Class A2, 5.028% 10/25/2031		96,000	97,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031		700,000	707,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.4489% 11/25/2032 (d)		109,740	106,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8743% 8/25/2027 (b)(d)		11,000,000	10,999,985
FREMF Mortgage Trust Series 2015-K46 Class C, 3.7142% 4/25/2048 (c)(d)		103,710	103,364
FREMF Mortgage Trust Series 2015-K48 Class B, 3.629% 8/25/2048 (c)(d)		470,571	467,826
FREMF Mortgage Trust Series 2015-K48 Class C, 3.629% 8/25/2048 (c)(d)		515,000	511,415
FREMF Mortgage Trust Series 2015-K51 Class B, 3.9557% 10/25/2048 (c)(d)		80,452	79,776
FREMF Mortgage Trust Series 2016-K55 Class B, 4.1682% 4/25/2049 (c)(d)		292,553	290,131
FREMF Mortgage Trust Series 2016-K56 Class B, 3.9511% 6/25/2049 (c)(d)		103,827	102,382
FREMF Mortgage Trust Series 2016-K58 Class C, 3.7373% 9/25/2049 (c)(d)		3,090,000	3,023,720
FREMF Mortgage Trust Series 2016-K59 Class B, 3.58% 11/25/2049 (c)(d)		137,909	134,795
FREMF Mortgage Trust Series 2017-K61 Class C, 3.6978% 12/25/2049 (c)(d)		156,369	151,550
FREMF Mortgage Trust Series 2017-K63 Class B, 3.8787% 2/25/2050 (c)(d)		347,991	341,267
FREMF Mortgage Trust Series 2017-K63 Class C, 3.8787% 2/25/2050 (c)(d)		146,276	142,628
FREMF Mortgage Trust Series 2017-K68 Class B, 3.8408% 10/25/2049 (c)(d)		275,672	268,963
FREMF Mortgage Trust Series 2017-KL1P Class BP, 3.3682% 10/25/2025 (c)(d)		388,576	378,574
FREMF Mortgage Trust Series 2018-K733 Class B, 4.073% 9/25/2025 (c)(d)		384,000	380,933
FREMF Mortgage Trust Series 2018-K74 Class B, 4.0932% 2/25/2051 (c)(d)		292,553	285,298
FREMF Mortgage Trust Series 2018-K85 Class C, 4.3201% 12/25/2050 (c)(d)		1,000,000	961,205
FREMF Mortgage Trust Series 2018-KBX1 Class C, 3.6215% 1/25/2026 (c)(d)		219,414	208,654
FREMF Mortgage Trust Series 2018-KHG1 Class C, 3.8999% 12/25/2027 (c)(d)		971,831	900,670
FREMF Mortgage Trust Series 2018-KL3W Class CW, 4.2935% 8/25/2025 (c)(d)		585,106	573,022
FREMF Mortgage Trust Series 2018-KSL1 Class C, 4.0035% 11/25/2025 (c)(d)		498,334	492,356
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.8887% 10/25/2028 (b)(d)		3,949,698	3,765,787
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (c)		365,011	287,175
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (c)(h)		3,458,726	7,566
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (c)(h)		486,684	1,325
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (c)(i)		380,318	271,314
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (c)(h)		4,303,221	8,271
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (c)(h)		495,949	1,483
FREMF Mortgage Trust Series 2019-K736 Class B, 3.7618% 7/25/2026 (c)(d)		905,000	886,954
FREMF Mortgage Trust Series 2019-K98 Class B, 3.7375% 10/25/2052 (c)(d)		321,808	302,458
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 9.1887% 1/25/2029 (b)(c)(d)		255,805	245,905
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.3706% 2/25/2029 (c)(d)		105,465	95,776
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (c)		339,771	297,944
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.6313% 10/25/2032 (c)(d)		268,271	244,125
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (c)(i)		5,000,000	4,261,921
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (c)(i)		4,000,000	3,271,289
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (c)(i)		3,400,000	2,824,710
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (c)(i)		6,000,000	4,542,697
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,965,239	2,916,210
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,698,256	1,970,357
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,933,598	2,123,150
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2881% 3/16/2063 (d)(h)		13,699,724	1,129,844
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7478% 5/16/2065 (d)		1,383,931	1,264,171
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		98,611	79,393
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (d)		54,589	49,356
Great Wolf Trust Series 2024-WOLF Class A, CME Term SOFR 1 month Index + 1.542%, 5.8539% 3/15/2039 (b)(c)(d)		100,000	100,188
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		2,000,000	1,835,645
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (c)(d)		6,874,512	6,601,526
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (d)(h)		4,964,484	13,716
GS Mortgage Securities Trust Series 2015-GS1 Class A3, 3.734% 11/10/2048		11,384,000	11,262,347
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	445,672
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	674,336
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	875,763
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,206,678
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		885,271	850,928
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,234,614
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)		7,945,000	7,895,414
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)		730,000	724,429
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)		601,000	597,836
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 6.4031% 3/15/2028 (b)(c)(d)		100,000	100,250
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 7.1021% 3/15/2028 (b)(c)(d)		1,400,000	1,406,125
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.3223% 9/10/2038 (c)(d)		4,140,000	4,106,516
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)		74,000	74,891
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (c)(d)		7,700,000	7,728,232
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.7194% 8/10/2041 (c)(d)		438,000	440,320
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 5/15/2041 (b)(c)(d)		811,000	814,041
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 6.1539% 10/15/2041 (b)(c)(d)		180,000	181,069
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 7.1529% 10/15/2041 (b)(c)(d)		200,000	200,750
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 7.9519% 10/15/2041 (b)(c)(d)		70,000	70,262
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.8531% 5/15/2037 (b)(c)(d)		492,000	492,461
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 7.5007% 5/15/2037 (b)(c)(d)		255,000	255,319
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 5.9534% 6/15/2041 (b)(c)(d)		1,601,000	1,604,002
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)		1,562,409	1,542,879
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 5.8756% 5/10/2039 (c)(d)		100,000	101,177
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.1977% 5/10/2039 (c)(d)		1,503,605	1,546,084
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.2602% 5/10/2039 (c)(d)		2,073,000	2,143,957
Hudson Yards Mortgage Trust Series 2025-SPRL Class A, 5.4668% 1/13/2040 (c)(d)		103,000	105,112
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (c)		2,700,000	2,610,341
Independence Plaza Trust Series 2018-INDP Class A, 3.763% 7/10/2035 (c)		475,983	471,812
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)		8,682,000	8,706,040
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 6.0538% 11/15/2041 (b)(c)(d)		1,500,000	1,503,281
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A4, 3.5508% 7/15/2048		868,636	866,664
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5, 3.8218% 7/15/2048		3,600,000	3,571,992
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,780,635
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		88,225	86,976
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,203,648
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		75,439	74,283
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		3,511,782	3,423,411
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.8541% 9/6/2038 (c)(d)		300,000	289,680
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (c)		1,700,000	1,581,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-GW Class B, CME Term SOFR 1 month Index + 1.317%, 5.629% 5/15/2035 (b)(c)		995,000	994,067
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 5.569% 6/15/2035 (b)(c)(d)		484,543	424,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)		2,700,000	2,565,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)		919,000	696,143
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)		1,414,000	908,495
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(d)(h)		10,000,000	148,824
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)		2,447,207	2,349,544
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (c)		5,725,000	5,080,410
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1265% 4/15/2038 (b)(c)(d)		17,000	16,989
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class XCP, 0% 4/15/2038 (c)(d)(j)		164,060,500	164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9084% 4/15/2037 (b)(c)(d)		9,518,726	9,375,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.1741% 11/9/2039 (c)(d)		2,410,000	2,418,437
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.4821% 11/9/2039 (c)(d)		670,000	669,640
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.2542% 11/9/2039 (c)(d)		1,227,000	1,226,190
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.2159% 11/9/2039 (c)(d)		1,051,000	1,050,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.7972% 10/5/2039 (c)(d)		1,110,000	1,133,654
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 5.933% 6/15/2039 (b)(c)(d)		1,338,000	1,339,673
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 7.5008% 6/15/2039 (b)(c)(d)		207,000	208,005
KSL Commercial Mortgage Trust 2024-HT2 Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.8486% 12/15/2039 (b)(c)(d)		539,000	540,516
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.7549% 10/15/2041 (b)(c)(d)		780,000	780,975
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9529% 10/15/2041 (b)(c)(d)		199,000	199,746
LBA Trust Series 2024-BOLT Class A, CME Term SOFR 1 month Index + 1.5911%, 5.903% 6/15/2039 (b)(c)(d)		610,000	610,572
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)		99,000	99,011
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)		12,656,000	12,402,880
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)		6,596,000	6,249,710
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)		3,893,000	3,678,885
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)		3,460,000	3,237,541
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)		309,860	309,086
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)		736,400	732,718
LV Trust Series 2024-SHOW Class A, 5.2744% 10/10/2041 (c)(d)		22,005	22,089
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 6.1049% 12/15/2041 (b)(c)(d)		1,042,000	1,048,187
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.7195% 2/15/2037 (b)(c)(d)		396,401	398,383
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 8.9663% 2/15/2037 (b)(c)(d)		98,294	99,491
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (c)		170,000	172,557
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (c)		240,000	244,276
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (c)		142,000	144,564
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (c)(h)		783,000	11,933
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)		395,209	394,839
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 6.5274% 4/15/2038 (b)(c)(d)		4,340,000	4,335,931
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)		571,063	570,528
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)		200,000	199,625
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A4, 3.372% 10/15/2048		2,300,356	2,287,377
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (d)(h)		7,104,733	15,508
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4, 3.252% 10/15/2048		2,047,385	2,041,368
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049		3,302,603	3,271,266
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,517,215
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (c)		520,000	468,000
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3, 3.54% 12/15/2048		2,233,746	2,211,644
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,407,539
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,852,015	1,795,619
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 5.859% 11/15/2034 (b)(c)(d)		890,000	876,650
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 11.509% 11/15/2034 (b)(c)		14,000	13,328
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(c)(d)		4,512,912	3,678,023
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,767,570
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (c)		17,000	13,364
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 12/15/2036 (b)(c)(d)		5,200,000	4,462,736
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 5/15/2036 (b)(c)(d)		400,000	269,735
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054		7,000,000	6,052,079
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (d)(h)		12,034,568	558,652
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)		13,127,113	12,656,089
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (c)		600,000	430,740
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (c)		1,228,000	758,658
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 6.652% 11/25/2051 (b)(c)(d)		100,177	100,297
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 8.352% 11/25/2051 (b)(c)(d)		1,605,728	1,669,524
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.852% 5/25/2052 (b)(c)(d)		182,845	206,488
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (c)		1,750,000	1,633,194
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.907% 12/15/2056 (d)(h)		2,222,778	135,700
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (c)(d)(h)		1,400,000	276,446
MTK Mortgage Trust Series 2021-GRNY Class A, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 12/15/2038 (b)(c)(d)		1,450,000	1,442,745
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 5.7169% 3/15/2039 (b)(c)(d)		100,000	100,000
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 8.6091% 3/15/2039 (b)(c)(d)		7,000,000	6,886,250
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 5.3823% 12/15/2034 (b)(c)(d)		480,000	477,509
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.6823% 12/15/2034 (b)(c)(d)		400,000	395,316
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 7.7165% 10/25/2049 (b)(c)(d)		4,274,482	4,342,979
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 8.2165% 3/25/2050 (b)(c)(d)		4,541,155	4,610,742
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.852% 11/25/2053 (b)(c)(d)		3,525,000	3,973,170
NJ Trust Series 2023-GSP Class A, 6.4808% 1/6/2029 (c)(d)		143,000	150,360
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.6304% 12/18/2051 (c)(d)		267,686	220,706
NY Commercial Mortgage Trust Series 2025-299P Class B, 5.9278% 2/10/2047 (c)(d)		61,000	63,183
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 6.3028% 8/15/2029 (b)(c)(d)		100,000	100,681
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 7.1516% 8/15/2029 (b)(c)(d)		562,937	566,455
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 8.1501% 8/15/2029 (b)(c)(d)		526,000	527,190
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (c)		4,690,000	4,185,053
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (c)		3,652,239	3,431,464
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (c)		100,000	87,462
ONE Mortgage Trust Series 2021-PARK Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 3/15/2036 (b)(c)(d)		4,133,000	3,969,649
ONE Mortgage Trust Series 2021-PARK Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2036 (b)(c)(d)		2,326,000	2,229,014
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 1/15/2036 (b)(c)(d)		311,000	301,670
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.6765% 1/15/2036 (b)(c)(d)		117,000	111,458
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 1/15/2036 (b)(c)(d)		100,000	93,750
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)		1,839,268	1,847,317
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)		1,940,000	1,948,490
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8044% 12/15/2039 (b)(c)(d)		280,000	280,350
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 6.2028% 6/15/2039 (b)(c)(d)		120,000	120,150
PRM5 Trust Series 2025-PRM5 Class D, 5.2495% 3/10/2033 (c)(d)		35,000	34,549
RFM Reremic Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (c)(i)		4,000,000	3,703,968
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6823% 3/1/2050 (c)(d)		4,000,000	3,509,375
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (c)(i)		5,000,000	4,284,591
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 4/15/2036 (b)(c)(d)		1,900,000	1,891,404
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (c)		8,386,000	8,500,314
ROCK Trust Series 2024-CNTR Class C, 6.4713% 11/13/2041 (c)		2,010,000	2,082,477
ROCK Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (c)		4,500,000	4,696,303
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)		446,000	473,453
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (c)		1,035,922	887,232
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.2224% 2/13/2053 (c)(d)(h)		1,729,276	78,204
SCG Commercial Mortgage Trust 2025-DLFN Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 7.26% 3/15/2035 (b)(c)(d)		199,000	199,000
SDAL Trust Series 2024-DAL Class A, CME Term SOFR 1 month Index + 1.6409%, 5.9527% 4/15/2037 (b)(c)(d)		100,000	100,063
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2034 (b)(c)(d)		2,940,280	2,952,152
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.8541% 11/15/2034 (b)(c)(d)		190,000	190,177
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)		193,000	193,063
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)		155,000	155,040
Series RR Trust Series 2015-1 Class B, 0% 4/26/2048 (c)(i)		555,850	550,265
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A1, 3.872% 1/5/2043 (c)(d)		740,000	647,855
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (c)(d)		9,930,000	8,635,128
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (c)(d)		4,000,000	3,576,063
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(d)		72,000	59,787
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 6.2619% 10/15/2041 (b)(c)(d)		498,000	500,026
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.7619% 10/15/2041 (b)(c)(d)		847,000	853,351
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)		201,000	202,193
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)		135,000	135,801
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.262% 1/15/2039 (b)(c)(d)		1,820,000	1,797,250
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.662% 1/15/2039 (b)(c)(d)		2,500,000	2,375,319
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)		1,890,000	1,854,563
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)		983,000	962,111
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)		3,707,701	3,691,480
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)		9,917,990	9,899,394
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)		3,797,025	3,789,905
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)		2,358,011	2,353,589
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)		1,549,294	1,546,389
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.7972% 11/15/2036 (b)(c)(d)		235,000	234,633
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (c)		340,000	297,480
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)		5,360,000	5,361,687
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)		1,306,000	1,314,171
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)		962,000	963,186
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.9027% 4/15/2042 (b)(c)(d)		3,300,000	3,302,063
The Baha Trust Series 2024-MAR Class A, 6.1707% 12/10/2041 (c)(d)		3,730,000	3,830,905
The Baha Trust Series 2024-MAR Class B, 7.0694% 12/10/2041 (c)(d)		337,000	353,444
The Baha Trust Series 2024-MAR Class C, 7.7663% 12/10/2041 (c)(d)		827,000	870,072
THPT Mortgage Trust Series 2023-THL Class A, 6.994% 12/10/2034 (c)(d)		89,087	91,333
TTN Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.0145%, 7.3265% 3/15/2038 (b)(c)(d)		246,094	245,864
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (c)(d)		100,000	105,316
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,595,361
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (d)(h)		13,364,992	310,987
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		628,776	626,717
UBS Commercial Mortgage Trust Series 2018-C12 Class A5, 4.2962% 8/15/2051		3,000,000	2,942,715
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		5,225,405	5,138,239
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,956	969,929
VEGAS Trust 2024-TI Series 2024-TI Class A, 5.5183% 11/10/2039 (c)		730,000	739,047
VEGAS Trust Series 2024-GCS Class C, 6.2165% 7/10/2036 (c)(d)		490,000	479,010
VEGAS Trust Series 2024-GCS Class D, 6.2165% 7/10/2036 (c)(d)		1,100,000	1,028,851
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (c)		141,394	126,539
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (c)(d)		78,495	60,967
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5334% 8/25/2052 (c)(d)		74,522	70,657
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (c)		301,520	305,527
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (c)(d)		223,752	222,555
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (c)(d)		101,600	100,012
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (c)(d)		98,516	97,989
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (c)(d)		171,584	171,104
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (c)(d)		430,606	430,389
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (c)(d)		194,396	194,800
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (c)		1,512,605	1,525,311
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (c)(d)		161,000	162,658
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (c)(d)		161,000	162,626
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)		3,760,000	3,085,089
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)		300,000	238,436
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(d)		8,700,000	175,328
Wells Fargo Commercial Mortgage Trust Series 2015-C30 Class A4, 3.664% 9/15/2058		222,281	221,008
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (d)(h)		5,904,500	13,204
Wells Fargo Commercial Mortgage Trust Series 2015-P2 Class A3, 3.541% 12/15/2048		6,561,232	6,511,914
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		6,124,000	5,959,337
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,462,239
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(c)(d)		1,900,000	1,902,348
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,065,394
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (d)(h)		33,216,993	654,036
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.7487% 6/15/2036 (c)(d)		5,400,000	4,933,702
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (d)(h)		11,135,089	231,995
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (c)		21,000	17,755
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.4111% 5/15/2052 (d)(h)		8,994,372	392,449
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		2,524,450	2,442,174
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,369,294
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,360,638
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)		4,470,000	4,451,333
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (c)		900,000	849,839
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.4844% 7/15/2035 (c)(d)		137,000	138,174
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,980,312
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class A3, 5.92% 11/15/2057		120,000	125,403
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (c)		415,000	423,419
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (c)		264,000	266,989
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (c)		110,000	109,685
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.091% 7/15/2043 (c)(d)(h)		3,278,000	31,242
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)		6,587,000	6,611,817
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)		4,700,000	4,717,365
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)		1,700,000	1,709,528
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)		4,700,000	4,726,598
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3, 6.096% 1/15/2058		75,000	78,894
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0639% 3/15/2045 (c)(d)		194,255	162,959
Worldwide Plaza Trust Series 2017-WWP Class A, 3.5263% 11/10/2036 (c)		609,592	438,427
TOTAL UNITED STATES			1,314,841,161
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,349,539,438)			1,317,142,483

Common Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(p)	104,255	478,530
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (j)	65,805	2,274,880
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)	34,138	580,346
Main Street Sports Group warrants 6/30/2026 (j)(p)	63,385	1
		580,347
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (q)	1,657	16,569
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)	9,092	113,650
Cano Health LLC warrants (j)(p)	279	1,155
		114,805
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (j)	3,390	120,407
TOTAL UNITED STATES		832,128
TOTAL COMMON STOCKS (Cost $3,091,532)		3,585,538

Fixed-Income Funds - 45.6%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	122,992,880	1,397,199,113
Baird Aggregate Bond Fund Class Institutional	114,402,537	1,129,153,041
Baird Core Plus Bond Fund Class Institutional	100,058,600	1,022,598,887
Columbia Mortgage Opportunities Fund Class A	46,930,742	392,341,004
DoubleLine Total Return Bond Fund Class N	144,559,234	1,280,794,814
Fidelity SAI Long-Term Treasury Bond Index Fund (s)	49,367,425	349,521,367
Fidelity SAI Total Bond Fund (s)	358,655,037	3,263,760,840
Fidelity SAI U.S. Treasury Bond Index Fund (s)	62,190,036	549,138,019
Fidelity U.S. Bond Index Fund (s)	21,335,950	222,747,313
iShares 1-5 Year Investment Grade Corporate Bond ETF (r)	306,505	16,045,537
iShares 7-10 Year Treasury Bond ETF (r)	18,268,920	1,741,393,454
iShares Core US Aggregate Bond ETF (r)	144,966	14,387,876
iShares iBoxx $ Investment Grade Corporate Bond ETF (r)	51,882	5,686,786
John Hancock Bond Fund Class R6	56,222,804	766,316,823
JPMorgan Core Bond Fund Class R6	67,509,070	698,043,782
NYLI MacKay U.S. Infrastructure Bond Class A	26,354,667	198,450,643
PIMCO Income Fund Institutional Class	106,040,830	1,137,818,103
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	200,206,827	1,871,933,834
SPDR DoubleLine Total Return Tactical ETF (r)	6,252,558	252,415,766
SPDR Portfolio Long Term Treasury ETF	18,469,951	509,585,948
T. Rowe Price Emerging Markets Bond Fund I Class	26,537,735	247,597,064
TCW Emerging Markets Income Fund Class N	34,649,729	296,948,180
The Hartford Total Return Bond Fund Class I	33,510,863	305,619,068
Voya Intermediate Bond Fund Class I	157,026,244	1,380,260,688
TOTAL FIXED-INCOME FUNDS (Cost $20,609,030,823)		19,049,757,950

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		200,000	190,056
Angola Republic 8.75% 4/14/2032 (e)		200,000	178,480
TOTAL ANGOLA			368,536
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	300,000	153,021
Australian Commonwealth 1.75% 11/21/2032 (e)	AUD	2,900,000	1,514,111
TOTAL AUSTRALIA			1,667,132
BELGIUM - 0.0%
Kingdom of Belgium 3.3% 6/22/2054 (c)(e)	EUR	2,697,940	2,652,232
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		200,000	188,000
BRAZIL - 0.3%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (e)		1,194,000	1,186,203
Brazilian Federative Republic 10% 1/1/2029	BRL	6,500,000	952,431
Brazilian Federative Republic 10% 1/1/2035	BRL	14,322,000	1,821,410
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (o)	BRL	470,300,000	73,772,914
Federative Republic of Brazil 4.75% 1/14/2050		400,000	282,400
Federative Republic of Brazil 6% 10/20/2033		500,000	484,625
Federative Republic of Brazil 7.125% 5/13/2054		488,000	471,823
TOTAL BRAZIL			78,971,806
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	300,000	191,152
Canadian Government 2.75% 6/1/2033	CAD	380,000	261,156
Canadian Government 3% 6/1/2034	CAD	220,000	153,525
Province of Ontario 3.65% 6/2/2033	CAD	10,600,000	7,476,746
Province of Quebec 3.6% 9/1/2033	CAD	13,800,000	9,682,940
Province of Quebec 4.45% 9/1/2034	CAD	22,400,000	16,644,822
TOTAL CANADA			34,410,341
COLOMBIA - 0.0%
Colombian Republic 10.375% 1/28/2033		1,360,000	1,650,836
Colombian Republic 7.75% 11/7/2036		200,000	198,584
Colombian Republic 8% 11/14/2035		1,550,000	1,584,875
Colombian Republic 8.75% 11/14/2053		2,673,000	2,755,328
TOTAL COLOMBIA			6,189,623
COSTA RICA - 0.0%
Republic of Costa Rica 6.55% 4/3/2034 (e)		200,000	206,222
Republic of Costa Rica 7.3% 11/13/2054 (c)		285,000	299,800
TOTAL COSTA RICA			506,022
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 4.875% 1/30/2032 (e)	EUR	1,825,000	1,688,465
Ivory Coast Government International Bond 5.25% 3/22/2030 (e)	EUR	2,610,000	2,599,184
Ivory Coast Government International Bond 5.875% 10/17/2031 (e)	EUR	4,370,000	4,313,642
Ivory Coast Government International Bond 6.125% 6/15/2033 (e)		950,000	854,107
TOTAL COTE D'IVOIRE			9,455,398
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 5.5% 2/22/2029 (e)		161,000	158,082
Dominican Republic 5.5% 2/22/2029 (c)		2,662,000	2,613,751
Dominican Republic 5.95% 1/25/2027 (c)		1,100,000	1,106,534
Dominican Republic 6% 2/22/2033 (e)		157,000	153,860
Dominican Republic 6% 7/19/2028 (c)		1,429,000	1,438,203
Dominican Republic 6.4% 6/5/2049 (e)		450,000	429,836
Dominican Republic 7.05% 2/3/2031 (e)		800,000	832,208
Dominican Republic 7.45% 4/30/2044 (e)		100,000	106,847
TOTAL DOMINICAN REPUBLIC			6,839,321
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (e)		200,000	170,654
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		300,000	290,694
Arab Republic of Egypt 7.625% 5/29/2032 (e)		350,000	309,435
Arab Republic of Egypt 8.5% 1/31/2047 (e)		300,000	238,125
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		500,000	401,520
Arab Republic of Egypt 8.875% 5/29/2050 (e)		300,000	243,375
Arab Republic of Egypt 9.45% 2/4/2033 (c)		200,000	194,600
TOTAL EGYPT			1,848,403
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (c)		823,000	874,026
GERMANY - 0.0%
German Federal Republic 2.5% 8/15/2054 (e)	EUR	2,287,000	2,287,098
German Federal Republic 3.25% 7/4/2042 (e)(Ac)	EUR	2,450,000	2,756,321
TOTAL GERMANY			5,043,419
GUATEMALA - 0.0%
Guatemala Government Bond 3.7% 10/7/2033 (e)		747,000	623,278
Guatemala Government Bond 6.6% 6/13/2036 (c)		200,000	202,000
TOTAL GUATEMALA			825,278
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (e)	EUR	1,370,000	1,134,093
Hungary Government 2.125% 9/22/2031 (c)		580,000	471,975
Hungary Government 7.625% 3/29/2041		2,300,000	2,656,707
TOTAL HUNGARY			4,262,775
INDONESIA - 0.0%
Indonesia Government 1.1% 3/12/2033	EUR	3,500,000	2,993,079
Indonesia Government 3.05% 3/12/2051		1,180,000	789,125
Indonesia Government 3.4% 9/18/2029		420,000	396,375
Indonesia Government 3.5% 1/11/2028		6,300,000	6,100,763
Indonesia Government 5.6% 1/15/2035		1,070,000	1,098,066
TOTAL INDONESIA			11,377,408
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		5,621,000	5,669,026
Israel Government 5.5% 3/12/2034		200,000	200,784
Israel Government 5.75% 3/12/2054		983,000	925,617
TOTAL ISRAEL			6,795,427
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (c)		1,200,000	1,212,283
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (c)		3,600,000	3,721,810
TOTAL ITALY			4,934,093
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	95,000,000	606,464
Japan Government Treasury Bills 0% 7/22/2025 (o)	JPY	209,150,000	1,387,446
Japan Government Treasury Bills 0% 9/22/2025 (o)	JPY	209,300,000	1,387,032
TOTAL JAPAN			3,380,942
JORDAN - 0.0%
Jordan Government 6.125% 1/29/2026 (e)		200,000	199,125
Jordan Government 7.375% 10/10/2047 (e)		400,000	356,876
TOTAL JORDAN			556,001
KENYA - 0.0%
Republic of Kenya Government International Bond 9.5% 3/5/2036 (c)		532,000	514,444
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,900,000	1,596,950
United Mexican States 3.5% 2/12/2034		1,849,000	1,517,289
United Mexican States 4.15% 3/28/2027		275,000	270,705
United Mexican States 4.28% 8/14/2041		400,000	305,760
United Mexican States 4.5% 1/31/2050		1,880,000	1,380,860
United Mexican States 4.5% 4/22/2029		2,920,000	2,830,590
United Mexican States 4.75% 3/8/2044		206,000	161,813
United Mexican States 4.875% 5/19/2033		400,000	368,876
United Mexican States 6% 5/13/2030		4,310,000	4,391,890
United Mexican States 6.05% 1/11/2040		1,600,000	1,518,960
United Mexican States 6.35% 2/9/2035		3,980,000	4,003,880
United Mexican States 6.875% 5/13/2037		13,491,000	13,870,097
United Mexican States 7.75% 11/23/2034	MXN	57,600,000	2,496,418
United Mexican States 8.5% 3/1/2029	MXN	17,000,000	808,681
United Mexican States 8.5% 5/31/2029	MXN	14,240,000	676,090
United Mexican States Inflation-Indexed 4% 8/24/2034	MXN	104,229,039	4,643,857
TOTAL MEXICO			40,842,716
MONGOLIA - 0.0%
Mongolia Government 8.65% 1/19/2028 (e)		200,000	210,250
MOROCCO - 0.0%
Moroccan Kingdom 4% 12/15/2050 (c)		200,000	137,750
MULTI-NATIONAL - 0.1%
European Union 0% 10/4/2028 (e)	EUR	670,000	640,017
European Union 2.5% 10/4/2052 (e)	EUR	505,000	435,305
European Union 2.875% 10/5/2029 (e)	EUR	19,500,000	20,621,119
European Union 3% 3/4/2053 (e)	EUR	8,393,973	7,984,469
TOTAL MULTI-NATIONAL			29,680,910
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		300,000	280,407
Republic of Nigeria 6.5% 11/28/2027 (e)		300,000	292,578
Republic of Nigeria 7.143% 2/23/2030 (e)		200,000	187,094
Republic of Nigeria 7.375% 9/28/2033 (c)		500,000	441,765
TOTAL NIGERIA			1,201,844
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (e)		575,000	580,391
Oman Sultanate 7% 1/25/2051 (e)		200,000	214,688
Oman Sultanate 7% 1/25/2051 (c)		800,000	858,752
TOTAL OMAN			1,653,831
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		480,000	350,736
Panamanian Republic 3.16% 1/23/2030		650,000	560,625
Panamanian Republic 3.298% 1/19/2033		8,600,000	6,733,800
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,148,374
Panamanian Republic 4.3% 4/29/2053		615,000	385,439
Panamanian Republic 4.5% 4/1/2056		680,000	429,250
Panamanian Republic 4.5% 4/16/2050		400,000	262,100
Panamanian Republic 6.4% 2/14/2035		370,000	350,224
Panamanian Republic 7.875% 3/1/2057		200,000	199,725
TOTAL PANAMA			10,420,273
PARAGUAY - 0.0%
Republic of Paraguay 4.95% 4/28/2031 (e)		650,000	634,173
Republic of Paraguay 5.4% 3/30/2050 (e)		1,019,000	893,217
Republic of Paraguay 5.6% 3/13/2048 (e)		400,000	359,799
Republic of Paraguay 6% 2/9/2036 (c)		510,000	517,334
TOTAL PARAGUAY			2,404,523
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		772,000	674,226
Peruvian Republic 2.844% 6/20/2030		800,000	716,000
Peruvian Republic 3.55% 3/10/2051		1,000,000	700,650
Peruvian Republic 4.125% 8/25/2027		200,000	197,600
Peruvian Republic 5.375% 2/8/2035		800,000	786,400
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,555,423
TOTAL PERU			5,630,299
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,077,031
Philippine Republic 3.2% 7/6/2046		890,000	629,675
Philippine Republic 5.5% 2/4/2035		2,790,000	2,850,125
Philippine Republic 5.9% 2/4/2050		200,000	207,074
TOTAL PHILIPPINES			4,763,905
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	198,098
Republic of Poland 5.375% 2/12/2035		4,305,000	4,346,328
Republic of Poland 5.5% 3/18/2054		2,370,000	2,269,394
TOTAL POLAND			6,813,820
ROMANIA - 0.0%
Romanian Republic 3.625% 3/27/2032 (e)		814,000	682,490
Romanian Republic 5.625% 5/30/2037 (c)	EUR	1,800,000	1,769,481
TOTAL ROMANIA			2,451,971
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (e)		8,800,000	8,530,500
Kingdom of Saudi Arabia 5.125% 1/13/2028 (c)		18,400,000	18,584,000
TOTAL SAUDI ARABIA			27,114,500
SENEGAL - 0.0%
Republic of Senegal 6.75% 3/13/2048 (e)		200,000	133,500
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (e)	EUR	3,203,000	2,990,535
Republic of Serbia 1.5% 6/26/2029 (c)	EUR	1,790,000	1,671,264
Republic of Serbia 1.65% 3/3/2033 (e)	EUR	183,000	153,529
Republic of Serbia 1.65% 3/3/2033 (c)	EUR	671,000	562,940
Republic of Serbia 3.125% 5/15/2027 (e)	EUR	4,189,000	4,305,568
Republic of Serbia 3.125% 5/15/2027 (c)	EUR	1,458,000	1,498,572
Republic of Serbia 6% 6/12/2034 (c)		500,000	500,625
Republic of Serbia 6.25% 5/26/2028 (c)		995,000	1,017,885
Republic of Serbia 6.25% 5/26/2028 (e)		1,108,000	1,133,484
TOTAL SERBIA			13,834,402
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/30/2029		211,000	198,563
South African Republic 5.875% 4/20/2032		700,000	665,000
South African Republic 7.1% 11/19/2036 (c)		10,537,000	10,338,378
South African Republic 7.3% 4/20/2052		500,000	455,000
South African Republic 7.95% 11/19/2054 (c)		483,000	468,375
TOTAL SOUTH AFRICA			12,125,316
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (c)		600,000	649,500
Turkish Republic 7.625% 5/15/2034		693,000	713,573
TOTAL TURKEY			1,363,073
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (e)	GBP	2,700,000	2,721,479
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (e)	GBP	14,658,324	16,473,693
TOTAL UNITED KINGDOM			19,195,172
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		150,000	149,531
Uruguay Republic 5.1% 6/18/2050		680,000	635,800
Uruguay Republic 5.442% 2/14/2037		620,000	625,890
TOTAL URUGUAY			1,411,221
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $372,502,460)			363,049,903

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (c)	4,950,000	5,096,179
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	720,114
TOTAL ARIZONA		5,816,293
California - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,265,000	3,581,079
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	540,000	646,137
California Infrastructure & Economic Development Bank Series 2025A, 9.5% tender 1/1/2065 (c)(f)(t)(u)	140,000	142,012
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	85,000	79,572
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	400,762
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	394,315
State of California 7.5% 4/1/2034	205,000	238,557
State of California 7.55% 4/1/2039	290,000	349,979
State of California Gen. Oblig. 4.6% 4/1/2038	1,180,000	1,141,024
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	777,531
University CA Revs 4.858% 5/15/2112	280,000	246,620
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,599,735
TOTAL CALIFORNIA		9,597,323
Colorado - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	47,115
Florida - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,553,562
Georgia - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	210,000	235,461
Illinois - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	1,562,353	1,563,740
Louisiana - 0.0%
Louisiana St Gas & Fuel Tax Rv Series 2022 A, 2.952% 5/1/2041	5,270,000	4,176,761
Massachusetts - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	156,667
Michigan - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	455,129
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	2,810,000	2,207,656
University MI Univ Revs 2.437% 4/1/2040	1,050,000	793,003
University MI Univ Revs 3.504% 4/1/2052	1,080,000	839,800
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,999,801
TOTAL MICHIGAN		8,295,389
Minnesota - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	904,973
New Jersey - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	992,967
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,671,003
New Jersey Turnpike Authority Series 2021 B, 1.963% 1/1/2032	1,000,000	849,892
New Jersey Turnpike Authority Series 2021 B, 2.113% 1/1/2033	1,050,000	878,679
TOTAL NEW JERSEY		5,392,541
New Jersey,New York - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	67,503
Port Auth NY & NJ 4.96% 8/1/2046	280,000	276,619
Port Auth NY & NJ 5.647% 11/1/2040	240,000	254,686
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	452,007
TOTAL NEW JERSEY,NEW YORK		1,050,815
New York - 0.1%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	420,207
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	30,000	33,382
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	9,300,000	8,819,137
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 5, 2.69% 5/1/2033	2,015,000	1,735,855
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,649,398
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.13% 2/1/2035	750,000	762,583
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	750,000	759,678
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	331,922
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	74,044
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	1,014,797
TOTAL NEW YORK		15,601,003
Ohio - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	220,000	287,349
JobsOhio Beverage System Series 2020A, 2.833% 1/1/2038	325,000	269,869
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,344,984
Ohio St Univ Gen Rcpts 4.91% 6/1/2040	140,000	137,306
TOTAL OHIO		2,039,508
Texas - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	857,887
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (c)	475,000	488,414
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	238,441
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	318,282
Texas State 5.517% 4/1/2039	340,000	351,224
TOTAL TEXAS		2,254,248
Virginia - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	978,344
TOTAL MUNICIPAL SECURITIES (Cost $67,217,048)		59,663,743

Non-Convertible Corporate Bonds - 13.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (c)		7,200,000	7,121,367
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (c)		4,800,000	4,364,410
Santos Finance Ltd 4.125% 9/14/2027 (e)		6,300,000	6,170,089
			10,534,499
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		830,000	725,554
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		3,419,000	3,199,320
National Australia Bank Ltd 2.332% 8/21/2030 (c)		450,000	391,762
Westpac Banking Corp 4.11% 7/24/2034 (d)		4,937,000	4,737,837
			9,054,473
Capital Markets - 0.0%
Macquarie Group Ltd 2.691% 6/23/2032 (c)(d)		166,000	145,095
Macquarie Group Ltd 5.033% 1/15/2030 (c)(d)		23,000	23,155
			168,250
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (e)	EUR	895,000	852,212
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(e)	GBP	800,000	910,005
TOTAL FINANCIALS			10,984,940

Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (c)		640,000	644,301
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (e)	EUR	1,500,000	1,507,790
Sydney Airport Finance Co Pty Ltd 3.375% 4/30/2025 (c)		38,000	37,901
			1,545,691
Materials - 0.1%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)		280,000	261,495
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	102,939
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,348,317
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		695,000	703,981
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		5,345,000	5,450,934
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (c)		5,000	4,878
Glencore Finance Canada Ltd 6.9% 11/15/2037 (c)		2,000	2,216
Glencore Funding LLC 2.5% 9/1/2030 (c)		174,000	153,704
Glencore Funding LLC 2.625% 9/23/2031 (c)		627,000	540,938
Glencore Funding LLC 2.85% 4/27/2031 (c)		834,000	736,961
Glencore Funding LLC 3.875% 10/27/2027 (c)		137,000	134,011
Glencore Funding LLC 5.634% 4/4/2034 (c)		2,325,000	2,357,842
Glencore Funding LLC 6.125% 10/6/2028 (c)		1,250,000	1,303,980
Glencore Funding LLC 6.375% 10/6/2030 (c)		421,000	448,853
Mineral Resources Ltd 8% 11/1/2027 (c)		530,000	535,651
Mineral Resources Ltd 9.25% 10/1/2028 (c)		775,000	801,899
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		68,000	67,297
Rio Tinto Finance USA PLC 4.125% 8/21/2042		160,000	137,241
			14,831,642
TOTAL MATERIALS			15,093,137

Real Estate - 0.0%
Diversified REITs - 0.0%
Goodman Us Finance Three LLC 3.7% 3/15/2028 (c)		57,000	55,150
TOTAL AUSTRALIA			45,979,085
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (c)		400,000	422,810
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		200,000	195,232
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,348,000	11,008,989
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,922,103
			13,931,092
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (e)	EUR	300,000	318,671
TOTAL CONSUMER STAPLES			14,249,763

Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (c)(d)		8,910,000	8,905,019
KBC Group NV 6.324% 9/21/2034 (c)(d)		800,000	854,630
			9,759,649
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (e)	EUR	2,100,000	2,256,606
Materials - 0.0%
Chemicals - 0.0%
Solvay Finance America LLC 5.65% 6/4/2029 (c)		2,000,000	2,051,900
TOTAL BELGIUM			28,513,150
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		125,000	126,122
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		159,730	150,785
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (c)		150,420	145,426
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	492,556
			637,982
TOTAL ENERGY			788,767

Financials - 0.0%
Financial Services - 0.0%
Raizen Fuels Finance SA 5.7% 1/17/2035 (c)		394,000	372,527
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (c)		245,000	227,599
Braskem Netherlands Finance BV 4.5% 1/31/2030 (c)		430,000	366,821
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		4,393,000	4,416,064
			5,010,484
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (c)		370,000	361,675
Vale Overseas Ltd 6.125% 6/12/2033		155,000	159,216
Vale Overseas Ltd 6.4% 6/28/2054		310,000	310,899
			831,790
TOTAL MATERIALS			5,842,274

TOTAL BRAZIL			7,129,690
CANADA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		5,197,000	5,144,640
Rogers Communications Inc 7% 4/15/2055 (d)		134,000	134,593
			5,279,233
Consumer Discretionary - 0.0%
Distributors - 0.0%
Ritchie Bros Holdings Inc 6.75% 3/15/2028 (c)		150,000	153,837
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (c)		204,000	214,679
			368,516
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		5,257,000	4,793,715
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		280,000	270,721
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		175,000	177,949
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		60,000	62,041
			5,304,426
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)		500,000	454,230
TOTAL CONSUMER DISCRETIONARY			6,127,172

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (c)		2,645,000	2,631,012
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		115,000	107,945
TOTAL CONSUMER STAPLES			2,738,957

Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (c)		198,000	198,045
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (c)		150,000	146,640
Baytex Energy Corp 8.5% 4/30/2030 (c)		464,000	475,038
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,147,746
Canadian Natural Resources Ltd 5% 12/15/2029 (c)		10,920,000	10,919,419
Canadian Natural Resources Ltd 5.4% 12/15/2034 (c)		4,100,000	4,079,256
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	890,318
Cenovus Energy Inc 3.75% 2/15/2052		3,795,000	2,673,014
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,155,744
Enbridge Inc 5.3% 4/5/2029		800,000	813,817
Enbridge Inc 8.5% 1/15/2084 (d)		3,910,000	4,333,828
MEG Energy Corp 5.875% 2/1/2029 (c)		341,000	336,744
Parkland Corp 6.625% 8/15/2032 (c)		905,000	912,886
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (c)		784,000	784,647
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)		4,320,000	4,296,578
Suncor Energy Inc 3.75% 3/4/2051		695,000	501,594
Suncor Energy Inc 6.8% 5/15/2038		213,000	232,794
TransCanada PipeLines Ltd 4.625% 3/1/2034		735,000	700,631
			36,400,694
TOTAL ENERGY			36,598,739

Financials - 0.2%
Banks - 0.1%
Bank of Montreal 4.64% 9/10/2030 (d)		380,000	377,961
Bank of Montreal 5.511% 6/4/2031		250,000	258,227
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(e)	EUR	2,000,000	2,077,742
Bank of Nova Scotia/The 4.74% 11/10/2032 (d)		475,000	469,808
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (d)		275,000	273,008
Canadian Imperial Bank of Commerce 5.26% 4/8/2029		110,000	112,157
Royal Bank of Canada 4.65% 1/27/2026		127,000	126,929
Royal Bank of Canada 4.65% 10/18/2030 (d)		3,805,000	3,784,060
Toronto Dominion Bank 2% 9/10/2031		180,000	153,463
Toronto Dominion Bank 4.456% 6/8/2032		305,000	294,936
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,015,253
Toronto Dominion Bank 5.523% 7/17/2028		51,000	52,421
			18,995,965
Capital Markets - 0.0%
CI Financial Corp 7.5% 5/30/2029 (c)		2,000,000	2,107,657
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (e)	EUR	2,100,000	2,151,070
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,595,000	4,181,120
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,851,286
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,600,000	6,779,602
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,348,551
			18,311,629
TOTAL FINANCIALS			39,415,251

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (c)		1,340,000	1,344,992
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (c)		4,005,000	3,992,421
Bombardier Inc 7.125% 6/15/2026 (c)		713,000	714,905
Bombardier Inc 7.875% 4/15/2027 (c)		1,497,000	1,503,756
Bombardier Inc 8.75% 11/15/2030 (c)		200,000	214,150
			6,425,232
Commercial Services & Supplies - 0.0%
Garda World Security Corp 4.625% 2/15/2027 (c)		289,000	282,307
Northriver Midstream Finance LP 6.75% 7/15/2032 (c)		270,000	275,608
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		850,000	870,337
			1,428,252
Ground Transportation - 0.0%
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	246,224
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	167,162
			413,386
Passenger Airlines - 0.0%
Air Canada 2013-1 Class A Pass Through Trust equipment trust certificate 4.125% 11/15/2026 (c)		85,090	84,946
Air Canada 2015-1 Class A Pass Through Trust equipment trust certificate 3.6% 9/15/2028 (c)		69,484	67,996
Air Canada 2015-2 Class AA Pass Through Trust equipment trust certificate 3.75% 6/15/2029 (c)		18,884	18,359
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.55% 7/15/2031 (c)		23,352	21,690
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.7% 7/15/2027 (c)		42,560	41,610
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (c)		390,312	365,622
			600,223
TOTAL INDUSTRIALS			8,867,093

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	104,102
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		370,000	340,217
Open Text Corp 3.875% 2/15/2028 (c)		490,000	464,046
Open Text Corp 6.9% 12/1/2027 (c)		970,000	1,002,642
			1,806,905
TOTAL INFORMATION TECHNOLOGY			1,911,007

Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		320,000	315,022
Methanex Corp 5.25% 12/15/2029		155,000	151,307
Methanex Corp 5.65% 12/1/2044		105,000	91,274
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		27,000	25,629
NOVA Chemicals Corp 5% 5/1/2025 (c)		1,246,000	1,242,100
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		114,000	113,389
NOVA Chemicals Corp 9% 2/15/2030 (c)		270,000	291,611
Nutrien Ltd 2.95% 5/13/2030		81,000	74,134
Nutrien Ltd 3.95% 5/13/2050		90,000	69,594
Nutrien Ltd 4.125% 3/15/2035		14,000	12,749
Nutrien Ltd 4.9% 3/27/2028		3,340,000	3,371,652
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,217,343
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,858,546
			12,834,350
Containers & Packaging - 0.0%
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (c)		40,000	39,844
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,864,181
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	483,904
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,391,206
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		55,000	54,392
Kinross Gold Corp 4.5% 7/15/2027		10,910,000	10,848,288
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	5,916,017
			21,557,988
TOTAL MATERIALS			34,432,182

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (c)		1,500,000	1,399,794
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026		301,000	293,671
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (c)		216,000	200,364
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,159,362
Emera US Finance LP 4.75% 6/15/2046		325,000	277,845
TransAlta Corp 6.5% 3/15/2040		165,000	159,913
			1,597,120
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (g)		3,670,000	3,695,178
TOTAL UTILITIES			5,786,333

TOTAL CANADA			143,900,753
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		350,000	337,210
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		200,000	207,437

TOTAL CHILE			544,647
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		256,000	221,302
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		232,000	198,151
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033		78,000	77,035

TOTAL CHINA			496,488
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 4.625% 11/2/2031		249,000	211,127
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,528,784
Ecopetrol SA 8.375% 1/19/2036		140,000	138,516
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,800,296
Ecopetrol SA 8.875% 1/13/2033		1,200,000	1,253,340
			6,932,063
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		215,000	187,910
TOTAL COLOMBIA			7,119,973
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		200,000	201,256
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (e)	EUR	275,000	231,943
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (e)	EUR	200,000	224,544
TOTAL CZECH REPUBLIC			456,487
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (e)	EUR	525,000	548,111
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (e)	EUR	250,000	270,040
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(e)	EUR	1,590,000	1,707,212
Danske Bank A/S 4.613% 10/2/2030 (c)(d)		412,000	406,437
Danske Bank A/S 5.705% 3/1/2030 (c)(d)		400,000	411,962
Danske Bank A/S 6.259% 9/22/2026 (c)(d)		3,450,000	3,479,646
Jyske Bank A/S 5% 10/26/2028 (d)(e)	EUR	275,000	300,616
Jyske Bank A/S 5.125% 5/1/2035 (d)(e)	EUR	214,000	235,468
			6,541,341
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (e)	EUR	800,000	862,922
TOTAL DENMARK			8,222,414
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		405,000	415,876
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (e)	EUR	1,000,000	1,079,831
Nordea Bank Abp 5.375% 9/22/2027 (c)		400,000	407,644
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.1066% 3/19/2027 (b)(c)(d)		200,000	200,863
			1,688,338
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (e)	EUR	200,000	211,016
TOTAL FINLAND			2,315,230
FRANCE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (c)		350,000	271,531
Altice France SA 8.125% 2/1/2027 (c)		115,000	103,149
Iliad Holding SASU 7% 10/15/2028 (c)		450,000	457,905
			832,585
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (d)(e)	EUR	400,000	439,714
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	236,795
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	362,827
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	316,075
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	443,436
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	1,012,440
			2,371,573
Financials - 0.5%
Banks - 0.5%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (c)		1,800,000	1,860,409
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.4102% 2/16/2028 (b)(c)(d)		2,000,000	2,013,350
BNP Paribas SA 1.904% 9/30/2028 (c)(d)		400,000	371,939
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		7,570,000	6,909,215
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		9,163,000	9,098,778
BNP Paribas SA 2.5% 3/31/2032 (d)(e)	EUR	900,000	919,129
BNP Paribas SA 2.871% 4/19/2032 (c)(d)		1,500,000	1,319,124
BNP Paribas SA 3.052% 1/13/2031 (c)(d)		6,950,000	6,360,090
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		3,670,000	3,213,199
BNP Paribas SA 3.945% 2/18/2037 (d)(e)	EUR	1,400,000	1,451,912
BNP Paribas SA 5.176% 1/9/2030 (c)(d)		1,920,000	1,942,630
BNP Paribas SA 5.497% 5/20/2030 (c)(d)		285,000	290,392
BNP Paribas SA 5.738% 2/20/2035 (c)(d)		900,000	922,735
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		18,150,000	18,612,268
BNP Paribas SA 5.906% 11/19/2035 (c)(d)		1,945,000	1,938,963
BPCE SA 1.625% 1/31/2028 (e)	EUR	6,900,000	6,926,077
BPCE SA 2.045% 10/19/2027 (c)(d)		2,670,000	2,553,448
BPCE SA 3.116% 10/19/2032 (c)(d)		500,000	428,851
BPCE SA 4.25% 7/16/2035 (d)(e)	EUR	200,000	211,844
BPCE SA 4.75% 7/19/2027 (c)		250,000	251,365
BPCE SA 5.125% 1/18/2028 (c)		541,000	547,042
BPCE SA 5.281% 5/30/2029 (c)		2,000,000	2,039,352
BPCE SA 5.716% 1/18/2030 (c)(d)		400,000	408,682
BPCE SA 5.876% 1/14/2031 (c)(d)		9,300,000	9,561,535
BPCE SA 5.936% 5/30/2035 (c)(d)		1,305,000	1,331,863
BPCE SA 6.293% 1/14/2036 (c)(d)		450,000	469,715
BPCE SA 6.612% 10/19/2027 (c)(d)		1,055,000	1,084,660
BPCE SA 6.714% 10/19/2029 (c)(d)		4,540,000	4,786,107
BPCE SA 7.003% 10/19/2034 (c)(d)		1,731,000	1,898,574
Credit Agricole SA 4% 1/10/2033 (c)(d)		261,000	250,866
Credit Agricole SA 4.631% 9/11/2028 (c)(d)		290,000	288,742
Credit Agricole SA 5.862% 1/9/2036 (c)(d)		945,000	969,913
Credit Agricole SA 6.316% 10/3/2029 (c)(d)		3,655,000	3,828,776
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2662% 3/11/2027 (b)(c)(d)		250,000	251,077
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.6062% 9/11/2028 (b)(c)(d)		8,400,000	8,474,761
Societe Generale SA 1.488% 12/14/2026 (c)(d)		10,614,000	10,345,780
Societe Generale SA 1.792% 6/9/2027 (c)(d)		1,500,000	1,442,401
Societe Generale SA 2.797% 1/19/2028 (c)(d)		3,156,000	3,033,473
Societe Generale SA 2.889% 6/9/2032 (c)(d)		210,000	181,606
Societe Generale SA 3.337% 1/21/2033 (c)(d)		1,105,000	964,666
Societe Generale SA 4.25% 4/14/2025 (c)		21,901,000	21,881,725
Societe Generale SA 4.75% 11/24/2025 (c)		830,000	828,961
Societe Generale SA 5.5% 4/13/2029 (c)(d)		4,316,000	4,368,614
Societe Generale SA 5.634% 1/19/2030 (c)(d)		2,100,000	2,133,176
Societe Generale SA 6.1% 4/13/2033 (c)(d)		1,520,000	1,561,492
Societe Generale SA 6.447% 1/12/2027 (c)(d)		200,000	202,606
Societe Generale SA 6.691% 1/10/2034 (c)(d)		300,000	318,580
			151,050,463
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (e)	EUR	300,000	279,629
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (c)		115,000	109,716
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (e)	EUR	200,000	228,740
Electricite de France SA 5.5% 1/25/2035 (e)	GBP	800,000	980,258
Electricite de France SA 6% 4/22/2064 (c)		8,200,000	7,830,891
Electricite de France SA 6.9% 5/23/2053 (c)		390,000	430,221
			9,470,110
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (e)	EUR	500,000	535,037
Engie SA 4.25% 9/6/2034 (e)	EUR	400,000	442,874
Engie SA 5.625% 4/10/2034 (c)		285,000	291,037
			1,268,948
TOTAL UTILITIES			10,739,058

TOTAL FRANCE			165,822,738
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (e)	EUR	300,000	326,452
Schaeffler AG 4.75% 8/14/2029 (e)	EUR	500,000	529,040
ZF Europe Finance BV 4.75% 1/31/2029 (e)	EUR	800,000	819,631
ZF North America Capital Inc 6.875% 4/14/2028 (c)		400,000	404,034
			2,079,157
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (c)		4,000,000	4,007,372
TOTAL CONSUMER DISCRETIONARY			6,086,529

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (e)	EUR	375,000	392,015
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(e)	EUR	400,000	418,991
Commerzbank AG 4.875% 10/16/2034 (d)(e)	EUR	500,000	541,367
Commerzbank AG 8.625% 2/28/2033 (d)(e)	GBP	100,000	135,397
			1,095,755
Capital Markets - 0.1%
Deutsche Bank AG 3.25% 5/24/2028 (d)(e)	EUR	200,000	208,840
Deutsche Bank AG 4.5% 4/1/2025		13,996,000	13,988,633
Deutsche Bank AG 4.5% 7/12/2035 (d)(e)	EUR	300,000	326,140
Deutsche Bank AG 6.125% 12/12/2030 (d)(e)	GBP	1,100,000	1,427,026
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)		700,000	687,079
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		4,780,000	4,757,781
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)		945,000	953,657
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)		2,200,000	2,156,650
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	384,336
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		300,000	314,054
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		835,000	887,369
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)		1,760,000	1,860,462
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)		3,400,000	3,505,235
			31,457,262
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (e)	EUR	2,600,000	2,542,539
KfW 1.125% 6/15/2037 (e)	EUR	1,850,000	1,587,408
KfW 2.75% 5/15/2030 (e)	EUR	210,000	221,444
KfW 3.125% 6/7/2030 (e)	EUR	320,000	343,607
			4,694,998
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (c)(d)		800,000	796,482
TOTAL FINANCIALS			38,044,497

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (c)		660,000	628,413
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (e)	EUR	450,000	494,958
Bayer US Finance II LLC 4.375% 12/15/2028 (c)		19,800,000	19,281,027
Bayer US Finance II LLC 4.4% 7/15/2044 (c)		3,231,000	2,481,830
Bayer US Finance II LLC 4.625% 6/25/2038 (c)		570,000	491,721
Bayer US Finance II LLC 4.875% 6/25/2048 (c)		1,930,000	1,556,263
Bayer US Finance LLC 6.125% 11/21/2026 (c)		5,400,000	5,509,188
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,740,000	1,819,363
Bayer US Finance LLC 6.5% 11/21/2033 (c)		3,036,000	3,170,940
Bayer US Finance LLC 6.875% 11/21/2053 (c)		1,000,000	1,043,427
			35,848,717
TOTAL HEALTH CARE			36,477,130

Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3222% 9/25/2027 (b)(c)(d)		3,000,000	3,015,275
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (c)		10,000	10,917
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (j)	EUR	100,000	103,735
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (j)	EUR	100,000	103,735
Accentro Real Estate AG 5.625% 2/13/2026 (e)(g)	EUR	733,500	346,147
LEG Immobilien SE 3.875% 1/20/2035 (e)	EUR	300,000	311,373
Sirius Real Estate Ltd 4% 1/22/2032 (e)	EUR	500,000	518,426
			1,383,416
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (e)	EUR	800,000	833,469
Amprion GmbH 3.625% 5/21/2031 (e)	EUR	200,000	212,802
EnBW International Finance BV 3.5% 7/22/2031 (e)	EUR	800,000	851,102
EnBW International Finance BV 3.75% 11/20/2035 (e)	EUR	850,000	895,247
			2,792,620
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,229,000	1,257,627
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (e)	EUR	1,325,000	1,392,446
TOTAL UTILITIES			5,442,693

TOTAL GERMANY			90,852,472
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (c)		140,000	125,006
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 5.125% 1/15/2028 (c)		346,500	335,932
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		66,000	63,234
TOTAL GUATEMALA			399,166
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (d)(e)	EUR	395,000	376,497
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(e)		2,100,000	1,938,380
Prudential Funding Asia PLC 3.125% 4/14/2030		290,000	269,413

TOTAL HONG KONG			2,584,290
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		200,000	203,626
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (c)		1,010,000	921,524
Power Finance Corp Ltd 1.841% 9/21/2028 (e)	EUR	2,400,000	2,328,934
Power Finance Corp Ltd 6.15% 12/6/2028 (c)		3,050,000	3,172,885
			6,423,343
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Greenko Dutch BV 3.85% 3/29/2026 (c)		179,000	173,831
TOTAL INDIA			6,597,174
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pertamina Persero PT 3.1% 8/27/2030 (c)		200,000	182,000
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (c)		1,950,000	2,047,500
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (c)	EUR	1,500,000	1,334,058
TOTAL INDONESIA			3,563,558
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 6.608% 9/13/2029 (c)(d)		400,000	423,460
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(d)		665,000	679,854
Bank of Ireland Group PLC 6.253% 9/16/2026 (c)(d)		285,000	287,230
			1,390,544
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,349,000	14,800,789
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		12,340,000	11,589,784
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,640,000	4,124,216
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,282,000	4,274,733
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		4,320,000	4,339,781
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)		150,000	154,585
			39,283,888
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		425,000	421,281
GGAM Finance Ltd 6.875% 4/15/2029 (c)		145,000	148,061
GGAM Finance Ltd 7.75% 5/15/2026 (c)		265,000	268,770
GGAM Finance Ltd 8% 2/15/2027 (c)		510,000	527,523
			1,365,635
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (c)		150,000	144,677
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)		241,000	234,877
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)		19,073,000	17,852,655
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		3,477,000	3,458,671
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		1,672,000	1,659,318
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (c)		93,000	93,432
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,325,000	2,374,386
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)		848,000	865,624
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		6,446,000	6,680,110
DAA Finance PLC 1.554% 6/7/2028 (e)	EUR	3,200,000	3,190,563
			36,409,636
TOTAL INDUSTRIALS			36,554,313

TOTAL IRELAND			78,594,380
ITALY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 6% 9/30/2034		89,000	85,471
Telecom Italia Capital SA 6.375% 11/15/2033		191,000	189,548
			275,019
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.95% 5/15/2054 (c)		1,360,000	1,345,077
Eni USA Inc 7.3% 11/15/2027		14,000	14,904
			1,359,981
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		468,000	387,512
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		10,048,000	10,080,657
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		465,000	499,532
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)		865,000	965,219
UniCredit SpA 1.982% 6/3/2027 (c)(d)		200,000	193,088
UniCredit SpA 3.127% 6/3/2032 (c)(d)		2,515,000	2,243,797
UniCredit SpA 5.861% 6/19/2032 (c)(d)		46,000	46,241
UniCredit SpA 7.296% 4/2/2034 (c)(d)		124,000	131,158
			14,547,204
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Kedrion SpA 6.5% 9/1/2029 (c)		989,000	939,538
Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 6.375% 11/15/2033 (c)		275,000	269,500
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 2.5% 7/12/2031 (c)(g)		5,974,000	5,122,846
Enel Finance International NV 5.125% 6/26/2029 (c)		7,130,000	7,194,135
Enel Finance International NV 5.5% 6/26/2034 (c)		1,160,000	1,172,973
Enel Finance International NV 7.5% 10/14/2032 (c)		217,000	245,878
Enel SpA 3.375% (d)(e)(v)	EUR	335,000	347,618
			14,083,450
TOTAL ITALY			31,474,692
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (c)(i)(j)		151,934	19,174
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (d)		723,685	721,876
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (d)		2,147,261	2,007,689

TOTAL JAMAICA			2,748,739
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 5.136% 7/2/2031 (c)		250,000	256,563
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)		465,000	446,333
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)		11,700,000	11,887,940
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)		2,350,000	2,402,683
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)		400,000	411,778
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)		3,000,000	3,063,796
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)		200,000	207,946
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)		1,765,000	1,821,680
Norinchukin Bank/The 5.094% 10/16/2029 (c)		10,000,000	10,083,589
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,199,935
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,225,697
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,500,000	1,541,602
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	205,247
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	419,308
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		200,000	209,664
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (c)		1,820,000	1,840,620
			50,967,818
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,004,927
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.6104% 7/2/2027 (b)(d)		3,000,000	3,033,245
			4,038,172
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,410,521
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,707,309
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	208,339
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	297,645
			3,623,814
TOTAL JAPAN			58,886,367
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		670,000	567,195
KazMunayGas National Co JSC 5.375% 4/24/2030 (e)		200,000	197,088

TOTAL KAZAKHSTAN			764,283
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (c)		300,000	303,454
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	528,591
Korea Development Bank/The 3% 1/13/2026		13,000,000	12,848,681
			13,377,272
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (c)		3,000,000	3,031,818
TOTAL KOREA (SOUTH)			16,712,544
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		2,399,000	1,881,844
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		620,000	577,573
Intelsat Jackson Holdings SA 9.75% (c)(j)(w)		5,500,000	1
			577,574
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	1,379,089
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (e)	EUR	950,000	981,324
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (c)		250,000	256,500
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (e)	EUR	200,000	219,332
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (e)	EUR	2,355,000	2,283,607
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (e)	GBP	350,000	403,107
Logicor Financing Sarl 0.875% 1/14/2031 (e)	EUR	400,000	356,726
Logicor Financing Sarl 4.25% 7/18/2029 (e)	EUR	600,000	642,941
P3 Group Sarl 4% 4/19/2032 (e)	EUR	400,000	420,878
			4,107,259
TOTAL REAL ESTATE			4,326,591

TOTAL LUXEMBOURG			9,402,922
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (g)		1,379,000	1,382,006
Wynn Macau Ltd 5.5% 1/15/2026 (c)		1,125,000	1,118,036

TOTAL MACAU			2,500,042
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		173,454	162,199
Petroleos Mexicanos 10% 2/7/2033		588,000	611,314
Petroleos Mexicanos 4.875% 2/21/2028 (e)	EUR	253,000	251,461
Petroleos Mexicanos 5.35% 2/12/2028		90,000	83,330
Petroleos Mexicanos 5.95% 1/28/2031		5,652,000	4,797,983
Petroleos Mexicanos 6.35% 2/12/2048		218,000	145,297
Petroleos Mexicanos 6.5% 1/23/2029		990,000	929,610
Petroleos Mexicanos 6.5% 3/13/2027		33,697,000	33,009,581
Petroleos Mexicanos 6.7% 2/16/2032		6,035,000	5,290,885
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	7,675,660
Petroleos Mexicanos 6.84% 1/23/2030		2,867,000	2,630,186
Petroleos Mexicanos 6.875% 8/4/2026		176,000	175,560
Petroleos Mexicanos 7.5% 3/20/2026 (c)(j)		1,392,000	1,378,080
Petroleos Mexicanos 7.69% 1/23/2050		24,510,000	18,514,854
Petroleos Mexicanos 8.75% 6/2/2029		751,000	755,431
			76,411,431
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (c)		4,270,000	4,200,613
Mexico City Airport Trust 5.5% 10/31/2046 (c)		1,092,000	893,733
Mexico City Airport Trust 5.5% 7/31/2047 (c)		3,767,000	3,076,509
			8,170,855
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (c)		200,000	154,546
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	447,142
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 3.348% 2/9/2031 (c)		549,000	463,779
Comision Federal de Electricidad 4.688% 5/15/2029 (c)		2,277,000	2,161,101
Comision Federal de Electricidad 6.45% 1/24/2035 (c)		227,000	217,397
			2,842,277
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (c)		355,942	356,693
Saavi Energia Sarl 8.875% 2/10/2035 (c)		470,000	473,619
			830,312
TOTAL UTILITIES			3,672,589

TOTAL MEXICO			88,856,563
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		269,000	238,400
OCP SA 6.75% 5/2/2034 (c)		2,395,000	2,472,838
OCP SA 7.5% 5/2/2054 (c)		290,000	298,338

TOTAL MOROCCO			3,009,576
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		745,000	757,286
European Investment Bank 0.625% 1/22/2029 (e)	EUR	3,050,000	2,965,085
European Investment Bank 3% 11/15/2028 (e)	EUR	1,950,000	2,071,734

TOTAL MULTI-NATIONAL			5,794,105
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (e)	EUR	200,000	212,961
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (e)	EUR	300,000	325,776
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (c)		2,441,000	2,151,725
Ziggo BV 4.875% 1/15/2030 (c)		115,000	105,869
			2,257,594
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (e)	EUR	200,000	223,204
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (e)	EUR	5,000,000	4,694,517
JDE Peet's NV 2.25% 9/24/2031 (c)		729,000	609,654
Viterra Finance BV 3.2% 4/21/2031 (c)		200,000	179,686
			5,483,857
TOTAL CONSUMER STAPLES			5,707,061

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (c)(d)		1,000,000	921,611
ABN AMRO Bank NV 3.875% 1/15/2032 (e)	EUR	600,000	644,405
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)		1,100,000	1,105,738
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)		3,400,000	3,485,404
ABN AMRO Bank NV 6.575% 10/13/2026 (c)(d)		4,600,000	4,649,967
Cooperatieve Rabobank UA 1.125% 5/7/2031 (e)	EUR	1,000,000	926,443
Cooperatieve Rabobank UA 3.649% 4/6/2028 (c)(d)		665,000	650,987
Cooperatieve Rabobank UA 4.375% 8/4/2025		7,713,000	7,694,754
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 5.0019% 8/28/2026 (b)(d)		6,350,000	6,373,742
ING Groep NV 1.726% 4/1/2027 (d)		5,935,000	5,758,280
ING Groep NV 3% 8/17/2031 (d)(e)	EUR	2,600,000	2,672,593
ING Groep NV 4.5% 5/23/2029 (d)(e)	EUR	700,000	761,046
ING Groep NV 5.335% 3/19/2030 (d)		200,000	203,584
			35,848,554
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(e)		3,225,000	3,230,766
TOTAL FINANCIALS			39,079,320

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (e)	EUR	4,400,000	4,486,701
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (c)		315,000	312,708
TOTAL NETHERLANDS			52,382,121
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (c)		200,000	172,899
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (c)		200,000	199,312
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		305,000	311,769
Oil, Gas & Consumable Fuels - 0.0%
Aker BP ASA 3.1% 7/15/2031 (c)		7,295,000	6,425,576
Aker BP ASA 5.125% 10/1/2034 (c)		315,000	302,139
Aker BP ASA 5.8% 10/1/2054 (c)		180,000	167,764
Aker BP ASA 6% 6/13/2033 (c)		250,000	256,146
Equinor ASA 3.7% 4/6/2050		920,000	708,558
Equinor ASA 3.95% 5/15/2043		300,000	255,345
Var Energi ASA 5% 5/18/2027 (c)		5,410,000	5,429,930
			13,545,458
TOTAL ENERGY			13,857,227

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(e)	EUR	300,000	288,363
DNB Bank ASA 4.853% 11/5/2030 (c)(d)		900,000	902,704
			1,191,067
TOTAL NORWAY			15,048,294
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		245,000	247,547
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (c)(i)		118,768	91,769
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		352,000	358,528
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (e)	EUR	775,000	748,410
TOTAL POLAND			1,106,938
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(e)	EUR	500,000	521,799
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (e)	EUR	450,000	474,895
TOTAL PORTUGAL			996,694
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		490,000	369,380
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (c)		512,773	530,561
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 5.25% 7/17/2034 (c)		3,000,000	3,016,890
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		3,525,000	3,520,594
TMS Issuer Sarl 5.78% 8/23/2032 (e)		1,160,000	1,197,337
			4,717,931
TOTAL SAUDI ARABIA			7,734,821
SINGAPORE - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 5% 9/13/2027 (j)		451,693	462,985
SLOVENIA - 0.0%
Communication Services - 0.0%
Media - 0.0%
United Group BV 3.625% 2/15/2028 (e)	EUR	2,000,000	2,045,613
United Group BV 5.25% 2/1/2030 (c)	EUR	2,900,000	3,006,510

TOTAL SLOVENIA			5,052,123
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	780,159
Metals & Mining - 0.0%
Anglo American Capital PLC 4.75% 3/16/2052 (c)		417,000	359,701
Anglo American Capital PLC 5.5% 5/2/2033 (c)		215,000	216,632
Anglo American Capital PLC 5.625% 4/1/2030 (c)		323,000	331,759
			908,092
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		1,298,000	1,292,328
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (e)		213,000	212,069
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		671,000	695,324
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (e)		3,249,000	3,366,776
			5,566,497
TOTAL SOUTH AFRICA			7,254,748
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (e)	EUR	5,500,000	5,284,319
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,841,586
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		800,000	823,082
Banco Santander SA 3.49% 5/28/2030		1,000,000	930,710
Banco Santander SA 4.175% 3/24/2028 (d)		8,000,000	7,913,491
Banco Santander SA 5.365% 7/15/2028 (d)		4,000,000	4,051,673
Banco Santander SA 5.439% 7/15/2031		4,400,000	4,508,059
Banco Santander SA 5.538% 3/14/2030 (d)		2,000,000	2,040,594
Banco Santander SA 5.552% 3/14/2028 (d)		8,400,000	8,520,708
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,440,242
Banco Santander SA 6.033% 1/17/2035		1,000,000	1,040,927
CaixaBank SA 3.625% 9/19/2032 (d)(e)	EUR	1,100,000	1,158,637
CaixaBank SA 5.673% 3/15/2030 (c)(d)		400,000	410,030
CaixaBank SA 6.25% 2/23/2033 (d)(e)	EUR	500,000	558,574
CaixaBank SA 6.684% 9/13/2027 (c)(d)		265,000	272,875
			35,511,188
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		55,000	51,990
Grifols SA 7.5% 5/1/2030 (e)	EUR	738,000	811,603
			863,593
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (e)	EUR	400,000	433,791
TOTAL HEALTH CARE			1,297,384

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (e)	GBP	500,000	613,105
TOTAL SPAIN			42,705,996
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Asmodee Group AB 3 month EURIBOR + 3.75%, 6.622% 12/15/2029 (b)(c)(d)	EUR	470,588	497,327
Asmodee Group AB 5.75% 12/15/2029 (c)	EUR	1,120,000	1,219,924
			1,717,251
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (c)		943,000	967,835
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (e)	EUR	800,000	798,324
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (e)	EUR	400,000	363,591
			1,161,915
TOTAL SWEDEN			3,847,001
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032		25,000	28,214
UBS AG/Stamford CT 2.95% 4/9/2025		250,000	249,561
UBS Group AG 1.305% 2/2/2027 (c)(d)		500,000	484,948
UBS Group AG 2.125% 11/15/2029 (d)(e)	GBP	700,000	797,723
UBS Group AG 3.091% 5/14/2032 (c)(d)		9,800,000	8,758,275
UBS Group AG 3.126% 8/13/2030 (c)(d)		2,640,000	2,454,962
UBS Group AG 4.125% 6/9/2033 (d)(e)	EUR	1,060,000	1,152,305
UBS Group AG 4.194% 4/1/2031 (c)(d)		12,540,000	12,089,992
UBS Group AG 4.282% 1/9/2028 (c)		430,000	426,148
UBS Group AG 4.55% 4/17/2026		3,490,000	3,492,224
UBS Group AG 4.75% 3/17/2032 (d)(e)	EUR	1,880,000	2,105,042
UBS Group AG 4.751% 5/12/2028 (c)(d)		937,000	937,018
UBS Group AG 4.875% 5/15/2045		250,000	228,415
UBS Group AG 5.617% 9/13/2030 (c)(d)		1,040,000	1,070,230
UBS Group AG 6.246% 9/22/2029 (c)(d)		10,600,000	11,104,918
			45,379,975
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		1,200,000	1,194,655
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(e)		900,000	784,561
			1,979,216
TOTAL SWITZERLAND			47,359,191
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	617,507
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		405,000	410,820
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (c)		207,000	206,917
Capital Markets - 0.0%
Turkiye Varlik Fonu Yonetimi AS 8.25% 2/14/2029 (e)		200,000	208,376
TOTAL TURKEY			415,293
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (c)		3,800,000	3,706,900
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		464,574	406,316
			4,113,216
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (c)	EUR	1,430,000	1,465,331
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (c)		11,000,000	10,642,501
TOTAL UNITED ARAB EMIRATES			16,221,048
UNITED KINGDOM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		160,000	146,667
Virgin Media Finance PLC 5% 7/15/2030 (c)		270,000	234,327
			380,994
Media - 0.0%
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (e)	GBP	2,800,000	3,103,869
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (c)		175,000	167,225
			3,271,094
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (e)	GBP	1,470,000	1,674,557
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		495,000	429,334
Vodafone Group PLC 4.875% 10/3/2078 (d)(e)	GBP	600,000	752,385
Vodafone Group PLC 5.75% 6/28/2054		350,000	342,783
			3,199,059
TOTAL COMMUNICATION SERVICES			6,851,147

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 5.15% 3/17/2030 (c)		185,000	183,450
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		35,000	36,252
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		100,000	105,182
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)		130,000	135,956
			460,840
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (e)	GBP	120,000	117,862
Marks & Spencer PLC 3.25% 7/10/2027 (e)(g)	GBP	1,000,000	1,219,660
			1,337,522
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (e)	EUR	575,000	601,248
InterContinental Hotels Group PLC 3.375% 10/8/2028 (e)	GBP	485,000	577,259
Whitbread Group PLC 2.375% 5/31/2027 (e)	GBP	720,000	854,814
			2,033,321
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (e)	GBP	1,015,000	1,041,022
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		200,000	199,724
TOTAL CONSUMER DISCRETIONARY			5,072,429

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8.125% 5/14/2030 (c)	GBP	190,000	233,325
Bellis Finco PLC 4% 2/16/2027 (c)	GBP	9,000,000	10,905,842
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (e)	GBP	465,000	526,517
			11,665,684
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (e)	EUR	440,000	477,141
Tobacco - 0.2%
BAT Capital Corp 2.125% 8/15/2025 (e)	GBP	124,000	154,096
BAT Capital Corp 2.259% 3/25/2028		1,008,000	939,424
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,866,736
BAT Capital Corp 4.39% 8/15/2037		4,806,000	4,259,650
BAT Capital Corp 4.54% 8/15/2047		1,030,000	842,040
BAT Capital Corp 4.7% 4/2/2027		425,000	425,616
BAT Capital Corp 4.758% 9/6/2049		700,000	587,753
BAT Capital Corp 5.282% 4/2/2050		662,000	598,588
BAT Capital Corp 5.65% 3/16/2052		1,748,000	1,658,402
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,344,289
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,356,018
BAT Capital Corp 7.079% 8/2/2043		1,290,000	1,429,049
BAT Capital Corp 7.081% 8/2/2053		2,200,000	2,484,641
BAT International Finance PLC 4.125% 4/12/2032 (e)	EUR	1,460,000	1,566,849
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,644,591
BAT International Finance PLC 5.931% 2/2/2029		395,000	411,000
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (e)	EUR	925,000	1,041,529
Imperial Brands Finance PLC 3.875% 2/12/2034 (e)	EUR	550,000	569,208
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)		2,400,000	2,439,973
Reynolds American Inc 5.85% 8/15/2045		506,000	493,277
			34,112,729
TOTAL CONSUMER STAPLES			46,255,554

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (c)	EUR	3,800,000	4,430,335
EG Global Finance PLC 12% 11/30/2028 (c)		2,500,000	2,803,553
			7,233,888
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.645% 6/24/2031 (d)		2,865,000	2,550,487
Barclays PLC 2.667% 3/10/2032 (d)		8,625,000	7,529,390
Barclays PLC 2.852% 5/7/2026 (d)		10,143,000	10,108,760
Barclays PLC 2.894% 11/24/2032 (d)		2,220,000	1,930,189
Barclays PLC 4.836% 5/9/2028		6,667,000	6,640,883
Barclays PLC 4.942% 9/10/2030 (d)		2,650,000	2,638,311
Barclays PLC 4.972% 5/16/2029 (d)		15,000,000	15,035,206
Barclays PLC 5.086% 2/25/2029 (d)		1,600,000	1,609,966
Barclays PLC 5.088% 6/20/2030 (d)		13,438,000	13,299,990
Barclays PLC 5.2% 5/12/2026		1,701,000	1,709,413
Barclays PLC 5.262% 1/29/2034 (d)(e)	EUR	960,000	1,106,847
Barclays PLC 5.335% 9/10/2035 (d)		11,000,000	10,848,426
Barclays PLC 5.501% 8/9/2028 (d)		445,000	452,185
Barclays PLC 5.69% 3/12/2030 (d)		300,000	307,511
Barclays PLC 6.496% 9/13/2027 (d)		600,000	615,258
Barclays PLC 6.692% 9/13/2034 (d)		2,900,000	3,149,861
Barclays PLC 7.385% 11/2/2028 (d)		620,000	658,753
Barclays PLC 7.437% 11/2/2033 (d)		500,000	561,379
Barclays PLC 8.407% 11/14/2032 (d)(e)	GBP	400,000	539,088
HSBC Holdings PLC 2.013% 9/22/2028 (d)		3,943,000	3,679,280
HSBC Holdings PLC 2.206% 8/17/2029 (d)		3,380,000	3,094,543
HSBC Holdings PLC 2.804% 5/24/2032 (d)		4,586,000	4,002,616
HSBC Holdings PLC 2.871% 11/22/2032 (d)		1,038,000	901,009
HSBC Holdings PLC 3.973% 5/22/2030 (d)		1,811,000	1,738,803
HSBC Holdings PLC 4.787% 3/10/2032 (d)(e)	EUR	710,000	795,674
HSBC Holdings PLC 4.856% 5/23/2033 (d)(e)	EUR	900,000	1,018,615
HSBC Holdings PLC 5.12% 3/3/2031 (d)		610,000	611,271
HSBC Holdings PLC 5.21% 8/11/2028 (d)		358,000	361,528
HSBC Holdings PLC 5.286% 11/19/2030 (d)		2,320,000	2,341,958
HSBC Holdings PLC 5.597% 5/17/2028 (d)		5,600,000	5,689,008
HSBC Holdings PLC 5.733% 5/17/2032 (d)		645,000	663,846
HSBC Holdings PLC 5.874% 11/18/2035 (d)		1,140,000	1,138,788
HSBC Holdings PLC 5.887% 8/14/2027 (d)		2,285,000	2,324,108
HSBC Holdings PLC 6.161% 3/9/2029 (d)		24,300,000	25,214,835
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	240,000	323,824
HSBC Holdings PLC 7.39% 11/3/2028 (d)		1,300,000	1,380,814
HSBC Holdings PLC 8.201% 11/16/2034 (d)(e)	GBP	550,000	761,694
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3836% 3/3/2029 (b)(d)		5,000,000	5,009,795
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)		520,000	501,589
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(e)	EUR	350,000	379,171
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(e)	EUR	870,000	969,359
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)		10,050,000	10,121,806
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)		200,000	202,594
Lloyds Banking Group PLC 5.679% 1/5/2035 (d)		200,000	204,011
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)		590,000	607,475
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)		1,365,000	1,406,901
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)		1,000,000	1,017,419
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.4007% 11/26/2028 (b)(d)		10,050,000	10,108,129
NatWest Group PLC 3.073% 5/22/2028 (d)		5,999,000	5,792,779
NatWest Group PLC 3.622% 8/14/2030 (d)(e)	GBP	1,900,000	2,380,354
NatWest Group PLC 4.771% 2/16/2029 (d)(e)	EUR	800,000	873,955
NatWest Group PLC 4.964% 8/15/2030 (d)		1,462,000	1,463,365
NatWest Group PLC 5.076% 1/27/2030 (d)		400,000	402,762
NatWest Group PLC 5.808% 9/13/2029 (d)		240,000	247,484
NatWest Group PLC 5.847% 3/2/2027 (d)		700,000	708,529
NatWest Group PLC 7.416% 6/6/2033 (d)(e)	GBP	450,000	596,547
NatWest Markets PLC 5.41% 5/17/2029 (c)		1,750,000	1,794,497
Santander UK Group Holdings PLC 1.673% 6/14/2027 (d)		1,065,000	1,023,001
Santander UK Group Holdings PLC 2.896% 3/15/2032 (d)		490,000	431,363
Santander UK Group Holdings PLC 4.858% 9/11/2030 (d)		9,595,000	9,479,925
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)		200,000	208,351
Santander UK Group Holdings PLC 6.833% 11/21/2026 (d)		1,100,000	1,115,385
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	13,928,148
Standard Chartered PLC 1.456% 1/14/2027 (c)(d)		200,000	194,536
Standard Chartered PLC 5.005% 10/15/2030 (c)(d)		5,900,000	5,899,814
Standard Chartered PLC 5.688% 5/14/2028 (c)(d)		340,000	346,142
Standard Chartered PLC 5.905% 5/14/2035 (c)(d)		665,000	684,543
Standard Chartered PLC 6.187% 7/6/2027 (c)(d)		700,000	713,631
Standard Chartered PLC 6.301% 1/9/2029 (c)(d)		297,000	308,210
Standard Chartered PLC 7.018% 2/8/2030 (c)(d)		400,000	428,581
Standard Chartered PLC 7.767% 11/16/2028 (c)(d)		641,000	688,013
Virgin Money UK PLC 7.625% 8/23/2029 (d)(e)	GBP	900,000	1,220,998
			218,793,279
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,042,576
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (e)	EUR	725,000	764,013
Financial Services - 0.0%
British Awys Pass Thru Tr 2018-1aa equipment trust certificate 3.8% 3/20/2033 (c)		12,856	12,424
LSEG US Finance Corp 4.875% 3/28/2027 (c)		300,000	302,062
Nationwide Building Society 2.972% 2/16/2028 (c)(d)		210,000	202,941
Nationwide Building Society 5.127% 7/29/2029 (c)		297,000	300,526
Zegona Finance PLC 6.75% 7/15/2029 (c)	EUR	1,600,000	1,767,976
			2,585,929
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (e)	GBP	400,000	569,798
TOTAL FINANCIALS			228,755,595

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	252,404
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		500,000	465,033
TOTAL HEALTH CARE			717,437

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (c)		3,202,000	3,000,696
BAE Systems PLC 5.25% 3/26/2031 (c)		1,061,000	1,082,923
Rolls-Royce PLC 5.75% 10/15/2027 (c)		965,000	982,270
			5,065,889
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (e)	EUR	750,000	787,388
Passenger Airlines - 0.0%
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/2033 (c)		38,355	36,461
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.3% 6/15/2034 (c)		12,465	11,621
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.35% 12/15/2030 (c)		22,671	21,595
			69,677
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (e)	GBP	600,000	737,973
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (e)	GBP	700,000	887,322
TOTAL INDUSTRIALS			7,548,249

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		225,000	237,964
Containers & Packaging - 0.0%
DS Smith PLC 2.875% 7/26/2029 (e)	GBP	1,700,000	1,958,744
TOTAL MATERIALS			2,196,708

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (e)	GBP	300,000	373,686
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (e)	EUR	780,000	788,256
TOTAL REAL ESTATE			1,161,942

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(e)	EUR	1,050,000	1,056,813
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (e)	EUR	575,000	602,884
			1,659,697
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (e)	EUR	600,000	628,737
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		195,000	193,360
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		200,000	200,750
			394,110
Water Utilities - 0.1%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (e)	GBP	565,000	722,273
Anglian Water Services Financing PLC 6.25% 9/12/2044 (e)	GBP	250,000	307,507
Anglian Water Services Financing PLC 6.293% 7/30/2030 (e)	GBP	550,000	715,735
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (e)	EUR	775,000	818,507
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (e)	GBP	210,000	246,727
South West Water Finance PLC 5.75% 12/11/2032 (e)	GBP	125,000	159,829
Southern Water Services Finance Ltd 2.375% 5/28/2028 (e)	GBP	490,000	540,764
SW Finance I PLC 7.375% 12/12/2041 (e)	GBP	240,000	300,156
Thames Water Utilities Finance PLC 4.375% 1/18/2031 (e)	EUR	400,000	311,260
Thames Water Utilities Finance PLC 6.5% 2/9/2032	GBP	200,000	190,591
Thames Water Utilities Ltd 9.75% 4/30/2028 (f)(j)	GBP	383,000	450,460
United Utilities Water Finance PLC 3.5% 2/27/2033 (e)	EUR	450,000	467,436
			5,231,245
TOTAL UTILITIES			7,913,789

TOTAL UNITED KINGDOM			313,706,738
UNITED STATES - 10.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T Inc 1.65% 2/1/2028		3,563,000	3,284,842
AT&T Inc 2.55% 12/1/2033		5,728,000	4,715,348
AT&T Inc 3.5% 6/1/2041		5,306,000	4,169,599
AT&T Inc 3.5% 9/15/2053		3,648,000	2,540,674
AT&T Inc 3.55% 9/15/2055		2,735,000	1,896,548
AT&T Inc 3.65% 6/1/2051		50,000	36,370
AT&T Inc 3.65% 9/15/2059		8,534,000	5,894,083
AT&T Inc 3.8% 12/1/2057		29,618,000	21,271,236
AT&T Inc 4.3% 2/15/2030		3,709,000	3,639,694
AT&T Inc 4.5% 5/15/2035		1,980,000	1,871,425
AT&T Inc 4.75% 5/15/2046		5,130,000	4,566,324
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		10,000	9,476
Cogent Communications Group LLC 3.5% 5/1/2026 (c)		165,000	161,138
Cogent Communications Group LLC 7% 6/15/2027 (c)		255,000	257,099
Embarq LLC 7.995% 6/1/2036		119,000	58,064
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		3,160,000	3,126,997
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)		347,000	346,863
Frontier Communications Holdings LLC 5.875% 11/1/2029		2,875,000	2,876,156
Frontier Communications Holdings LLC 8.625% 3/15/2031 (c)		880,000	940,103
Level 3 Financing Inc 10% 10/15/2032 (c)		1,450,000	1,452,165
Level 3 Financing Inc 10.5% 4/15/2029 (c)		1,600,000	1,792,000
Level 3 Financing Inc 10.75% 12/15/2030 (c)		2,900,000	3,248,134
Level 3 Financing Inc 11% 11/15/2029 (c)		2,704,243	3,068,588
Level 3 Financing Inc 3.875% 10/15/2030 (c)		230,000	180,028
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,725,000	1,423,125
Lumen Technologies Inc 4.125% 4/15/2030 (c)		284,408	254,836
Lumen Technologies Inc 4.125% 4/15/2030 (c)		177,467	159,014
Sprint Capital Corp 6.875% 11/15/2028		304,000	325,161
Sprint Capital Corp 8.75% 3/15/2032		555,000	667,809
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (c)		8,225,750	8,276,084
Verizon Communications Inc 1.5% 9/18/2030		1,032,000	874,578
Verizon Communications Inc 2.1% 3/22/2028		3,600,000	3,351,601
Verizon Communications Inc 2.355% 3/15/2032		6,565,000	5,563,429
Verizon Communications Inc 2.55% 3/21/2031		257,000	226,094
Verizon Communications Inc 2.65% 11/20/2040		1,515,000	1,075,371
Verizon Communications Inc 2.875% 11/20/2050		35,000	22,450
Verizon Communications Inc 3.4% 3/22/2041		85,000	66,531
Verizon Communications Inc 3.7% 3/22/2061		620,000	440,286
Verizon Communications Inc 3.75% 2/28/2036	EUR	350,000	369,981
Verizon Communications Inc 4.016% 12/3/2029		1,412,000	1,374,675
Verizon Communications Inc 4.78% 2/15/2035 (c)		79,000	77,140
			95,951,119
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (c)		184,000	180,146
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)		432,000	422,024
Live Nation Entertainment Inc 5.625% 3/15/2026 (c)		49,000	48,960
Live Nation Entertainment Inc 6.5% 5/15/2027 (c)		403,000	409,534
Netflix Inc 4.375% 11/15/2026		165,000	165,351
Netflix Inc 5.375% 11/15/2029 (c)		518,000	534,615
ROBLOX Corp 3.875% 5/1/2030 (c)		280,000	257,618
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	176,667
Take-Two Interactive Software Inc 5.6% 6/12/2034		1,045,000	1,077,709
			3,272,624
Interactive Media & Services - 0.0%
Meta Platforms Inc 4.65% 8/15/2062		1,571,000	1,375,507
Meta Platforms Inc 4.75% 8/15/2034		4,000,000	3,983,116
Meta Platforms Inc 5.4% 8/15/2054		1,339,000	1,334,327
Meta Platforms Inc 5.55% 8/15/2064		312,000	314,732
Meta Platforms Inc 5.6% 5/15/2053		923,000	948,767
Meta Platforms Inc 5.75% 5/15/2063		246,000	255,009
Snap Inc 6.875% 3/1/2033 (c)		120,000	121,497
			8,332,955
Media - 0.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		245,000	232,031
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		1,850,000	1,659,730
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,391,000	2,106,770
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)		619,000	566,422
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		695,000	624,447
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		2,440,000	2,273,511
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,288,067
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		1,788,000	1,450,677
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		625,000	541,536
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		408,000	285,345
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		394,000	278,005
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		993,000	642,631
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		220,000	136,934
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		10,372,000	6,889,787
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062		447,000	282,399
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		1,845,000	1,428,097
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		1,400,000	1,391,376
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		680,000	563,783
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		25,607,000	21,624,514
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		615,000	506,867
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,307,740
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		2,360,000	2,403,074
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,445,000	3,347,827
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,266,000	5,457,659
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		705,000	689,254
Comcast Corp 1.95% 1/15/2031		119,000	101,970
Comcast Corp 2.65% 8/15/2062		257,000	138,949
Comcast Corp 2.8% 1/15/2051		1,480,000	911,548
Comcast Corp 2.887% 11/1/2051		1,104,000	692,751
Comcast Corp 2.937% 11/1/2056		1,207,000	726,778
Comcast Corp 2.987% 11/1/2063		1,067,000	619,585
Comcast Corp 3.45% 2/1/2050		123,000	87,167
Comcast Corp 3.75% 4/1/2040		4,161,000	3,451,030
Comcast Corp 3.9% 3/1/2038		435,000	377,424
Comcast Corp 3.969% 11/1/2047		32,000	25,186
Comcast Corp 3.999% 11/1/2049		3,000	2,340
Comcast Corp 4% 3/1/2048		150,000	118,103
Comcast Corp 4.25% 10/15/2030		435,000	426,121
Comcast Corp 4.4% 8/15/2035		112,000	105,372
Comcast Corp 4.65% 2/15/2033		81,000	79,276
Comcast Corp 4.95% 10/15/2058		226,000	201,101
Comcast Corp 5.3% 6/1/2034		240,000	243,985
Comcast Corp 5.35% 5/15/2053		2,467,000	2,343,651
Comcast Corp 5.5% 5/15/2064		1,935,000	1,849,700
Cox Communications Inc 5.45% 9/15/2028 (c)		7,220,000	7,375,387
Cox Enterprises Inc 7.375% 7/15/2027 (c)		1,945,000	2,052,278
CSC Holdings LLC 11.75% 1/31/2029 (c)		654,000	638,570
CSC Holdings LLC 4.5% 11/15/2031 (c)		220,000	161,231
CSC Holdings LLC 5.375% 2/1/2028 (c)		399,000	342,472
CSC Holdings LLC 5.75% 1/15/2030 (c)		193,000	110,975
CSC Holdings LLC 6.5% 2/1/2029 (c)		2,976,000	2,477,521
CSC Holdings LLC 7.5% 4/1/2028 (c)		340,000	252,697
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)		310,000	305,125
Discovery Communications LLC 3.625% 5/15/2030		6,354,000	5,772,734
Discovery Communications LLC 4.125% 5/15/2029		189,000	179,396
DISH DBS Corp 5.125% 6/1/2029		1,100,000	742,105
DISH DBS Corp 5.25% 12/1/2026 (c)		526,000	494,469
DISH DBS Corp 5.75% 12/1/2028 (c)		53,000	47,012
DISH DBS Corp 7.375% 7/1/2028		475,000	352,115
DISH DBS Corp 7.75% 7/1/2026		550,000	490,636
DISH Network Corp 11.75% 11/15/2027 (c)		5,193,000	5,479,506
Gray Media Inc 10.5% 7/15/2029 (c)		285,000	293,917
Gray Media Inc 4.75% 10/15/2030 (c)		161,000	94,852
Gray Media Inc 5.375% 11/15/2031 (c)		63,000	36,586
iHeartCommunications Inc 10.875% 5/1/2030 (c)		133,088	78,439
iHeartCommunications Inc 7% 1/15/2031 (c)		144,000	106,702
iHeartCommunications Inc 7.75% 8/15/2030 (c)		113,030	86,530
iHeartCommunications Inc 9.125% 5/1/2029 (c)		365,193	309,501
Lamar Media Corp 3.75% 2/15/2028		27,000	25,835
Lamar Media Corp 4% 2/15/2030		157,000	145,939
Lamar Media Corp 4.875% 1/15/2029		195,000	189,654
Nexstar Media Inc 4.75% 11/1/2028 (c)		196,000	185,701
Nexstar Media Inc 5.625% 7/15/2027 (c)		784,000	775,528
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (c)		255,000	239,640
Outfront Media Capital LLC / Outfront Media Capital Corp 5% 8/15/2027 (c)		112,000	109,746
Paramount Global 2.9% 1/15/2027		686,000	661,624
Paramount Global 3.375% 2/15/2028		190,000	181,878
Paramount Global 3.7% 10/4/2026		273,000	266,642
Paramount Global 4.375% 3/15/2043		92,000	70,260
Paramount Global 4.6% 1/15/2045		676,000	523,635
Paramount Global 4.9% 8/15/2044		43,000	34,363
Paramount Global 5.25% 4/1/2044		54,000	44,792
Paramount Global 5.85% 9/1/2043		233,000	210,417
Paramount Global 6.375% 3/30/2062 (d)		68,000	66,068
Scripps Escrow II Inc 3.875% 1/15/2029 (c)		347,000	245,553
Scripps Escrow Inc 5.875% 7/15/2027 (c)		36,000	29,153
Sinclair Television Group Inc 4.375% 12/31/2032 (c)		163,000	102,672
Sirius XM Radio LLC 4% 7/15/2028 (c)		590,000	554,202
Sirius XM Radio LLC 4.125% 7/1/2030 (c)		645,000	579,303
Sirius XM Radio LLC 5% 8/1/2027 (c)		788,000	777,181
Sirius XM Radio LLC 5.5% 7/1/2029 (c)		1,563,000	1,530,629
Stagwell Global LLC 5.625% 8/15/2029 (c)		340,000	329,384
TEGNA Inc 4.625% 3/15/2028		256,000	244,604
TEGNA Inc 4.75% 3/15/2026 (c)		225,000	223,406
TEGNA Inc 5% 9/15/2029		365,000	345,132
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,598,127
Time Warner Cable LLC 5.875% 11/15/2040		2,165,000	2,006,784
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,495,403
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,763,762
Univision Communications Inc 7.375% 6/30/2030 (c)		245,000	239,328
Univision Communications Inc 8% 8/15/2028 (c)		1,780,000	1,808,124
Warnermedia Holdings Inc 3.755% 3/15/2027		4,910,000	4,792,824
Warnermedia Holdings Inc 4.054% 3/15/2029		1,189,000	1,129,528
Warnermedia Holdings Inc 4.279% 3/15/2032		9,225,000	8,287,097
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	625,000	657,681
Warnermedia Holdings Inc 5.05% 3/15/2042		15,371,000	12,735,331
Warnermedia Holdings Inc 5.141% 3/15/2052		11,392,000	8,792,832
			174,761,038
Wireless Telecommunication Services - 0.1%
Sprint LLC 7.625% 3/1/2026		890,000	906,627
T-Mobile USA Inc 2.625% 2/15/2029		275,000	254,093
T-Mobile USA Inc 2.625% 4/15/2026		4,020,000	3,939,040
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,688,457
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,315,194
T-Mobile USA Inc 3.4% 10/15/2052		520,000	358,674
T-Mobile USA Inc 3.875% 4/15/2030		20,379,000	19,515,446
T-Mobile USA Inc 4.7% 1/15/2035		10,510,000	10,160,212
T-Mobile USA Inc 4.85% 1/15/2029		300,000	302,227
T-Mobile USA Inc 5.05% 7/15/2033		315,000	314,078
T-Mobile USA Inc 5.2% 1/15/2033		874,000	882,945
T-Mobile USA Inc 5.75% 1/15/2054		650,000	655,938
T-Mobile USA Inc 5.8% 9/15/2062		1,130,000	1,138,532
United States Cellular Corp 6.7% 12/15/2033		667,000	720,603
			44,152,066
TOTAL COMMUNICATION SERVICES			326,469,802

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 4.875% 8/15/2026 (c)		2,000,000	2,000,000
Adient Global Holdings Ltd 7% 4/15/2028 (c)		493,000	502,980
American Axle & Manufacturing Inc 5% 10/1/2029		160,000	146,468
American Axle & Manufacturing Inc 6.5% 4/1/2027		59,000	58,787
American Axle & Manufacturing Inc 6.875% 7/1/2028		346,000	343,553
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029		1,410,000	1,391,347
Aptiv Swiss Holdings Ltd 5.15% 9/13/2034		225,000	217,390
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)		245,000	242,712
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		100,000	102,313
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)		105,000	107,194
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (c)(d)		202,568	213,183
Cooper-Standard Automotive Inc 5.625% 5/15/2027 pay-in-kind (c)(d)		143,968	124,162
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (c)		60,000	59,910
Dana Inc 4.5% 2/15/2032		115,000	107,054
Dana Inc 5.625% 6/15/2028		637,000	634,622
EquipmentShare.com Inc 8.625% 5/15/2032 (c)		285,000	301,709
Goodyear Tire & Rubber Co/The 5% 7/15/2029		340,000	323,198
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		482,000	446,152
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		117,000	108,612
Hertz Corp/The 4.625% 12/1/2026 (c)		372,000	322,744
Patrick Industries Inc 6.375% 11/1/2032 (c)		180,000	178,902
Phinia Inc 6.75% 4/15/2029 (c)		625,000	640,271
Tenneco Inc 8% 11/17/2028 (c)		3,450,000	3,427,320
			12,000,583
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		2,915,000	2,433,039
Ford Motor Co 4.75% 1/15/2043		340,000	265,076
Ford Motor Co 5.291% 12/8/2046		460,000	379,726
Ford Motor Co 9.625% 4/22/2030		481,000	552,968
General Motors Co 5.95% 4/1/2049		10,000	9,548
General Motors Co 6.25% 10/2/2043		1,030,000	1,023,474
General Motors Co 6.6% 4/1/2036		775,000	819,786
General Motors Co 6.75% 4/1/2046		465,000	486,870
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,013,658
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,759,116
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,811,647
General Motors Financial Co Inc 5.4% 5/8/2027		795,000	803,910
General Motors Financial Co Inc 5.45% 9/6/2034		1,510,000	1,476,881
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,531,643
General Motors Financial Co Inc 5.9% 1/7/2035		698,000	703,807
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	278,249
Hyundai Capital America 1.5% 6/15/2026 (c)		367,000	352,868
Hyundai Capital America 2.375% 10/15/2027 (c)		32,000	30,164
Hyundai Capital America 3% 2/10/2027 (c)		252,000	243,993
Hyundai Capital America 4.55% 9/26/2029 (c)		2,700,000	2,667,458
Hyundai Capital America 4.875% 11/1/2027 (c)		4,610,000	4,625,910
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3993% 6/24/2027 (b)(c)(d)		3,300,000	3,320,594
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.4066% 3/19/2027 (b)(c)(d)		250,000	251,445
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 6.4389% 9/13/2027 (b)(c)(d)		8,800,000	8,832,850
Thor Industries Inc 4% 10/15/2029 (c)		150,000	138,503
			40,813,183
Broadline Retail - 0.0%
Amazon.com Inc 2.5% 6/3/2050		865,000	534,568
Amazon.com Inc 3.95% 4/13/2052		282,000	230,275
Amazon.com Inc 4.1% 4/13/2062		692,000	560,031
Kohl's Corp 4.25% 7/17/2025		20,000	19,825
Match Group Holdings II LLC 3.625% 10/1/2031 (c)		170,000	146,948
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		70,000	63,319
Nordstrom Inc 4.375% 4/1/2030		718,000	658,860
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (c)(d)		40,905	36,610
Shutterfly Finance LLC 9.75% 10/1/2027 (c)		4,660	4,683
Wayfair LLC 7.25% 10/31/2029 (c)		415,000	421,480
			2,676,599
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (c)		70,000	64,411
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (c)		262,000	250,094
Genuine Parts Co 4.95% 8/15/2029		2,450,000	2,454,519
			2,769,024
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (c)		445,000	441,574
California Institute of Technology 3.65% 9/1/2119		535,000	355,062
ERAC USA Finance LLC 3.3% 12/1/2026 (c)		8,865,000	8,681,514
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	609,844
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	1,970,428
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	422,500
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	236,798
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	136,283
Service Corp International/US 5.125% 6/1/2029		565,000	555,349
Service Corp International/US 5.75% 10/15/2032		740,000	734,140
Sotheby's 7.375% 10/15/2027 (c)		95,000	94,155
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	303,905
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	195,966
University of Southern California 3.841% 10/1/2047		515,000	429,075
University of Southern California 4.976% 10/1/2053		572,000	558,688
Washington University/The 3.524% 4/15/2054		2,630,000	2,004,851
Washington University/The 4.349% 4/15/2122		2,340,000	1,882,807
Yale University 2.402% 4/15/2050		2,140,000	1,329,451
			20,942,390
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 7.375% 10/15/2028 (c)		325,000	339,193
Aramark Services Inc 5% 2/1/2028 (c)		1,990,000	1,955,961
Boyd Gaming Corp 4.75% 12/1/2027		165,000	162,506
Boyne USA Inc 4.75% 5/15/2029 (c)		325,000	310,807
Brinker International Inc 8.25% 7/15/2030 (c)		1,650,000	1,763,018
Caesars Entertainment Inc 4.625% 10/15/2029 (c)		1,295,000	1,223,707
Caesars Entertainment Inc 6% 10/15/2032 (c)		245,000	238,905
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,500,000	1,521,457
Caesars Entertainment Inc 7% 2/15/2030 (c)		2,625,000	2,704,003
Carnival Corp 4% 8/1/2028 (c)		475,000	456,451
Carnival Corp 5.75% 3/1/2027 (c)		2,045,000	2,050,227
Carnival Corp 5.75% 3/15/2030 (c)		125,000	125,394
Carnival Corp 6% 5/1/2029 (c)		1,170,000	1,173,118
Carnival Corp 6.125% 2/15/2033 (c)		365,000	367,386
Carnival Corp 7.625% 3/1/2026 (c)		1,050,000	1,051,780
CCM Merger Inc 6.375% 5/1/2026 (c)		420,000	419,889
Churchill Downs Inc 4.75% 1/15/2028 (c)		170,000	166,081
Churchill Downs Inc 5.5% 4/1/2027 (c)		305,000	303,615
Churchill Downs Inc 6.75% 5/1/2031 (c)		55,000	56,078
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		1,325,000	1,252,847
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		317,000	280,844
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)		255,000	239,095
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		886,000	812,818
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		63,000	61,447
Hilton Domestic Operating Co Inc 5.75% 5/1/2028 (c)		25,000	25,008
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		710,000	711,636
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		345,000	347,818
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		225,000	227,550
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,919,470
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,267,373
International Game Technology PLC 6.25% 1/15/2027 (c)		200,000	202,168
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)		775,000	759,500
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,019,644
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,938,547
Las Vegas Sands Corp 6.2% 8/15/2034		1,000,000	1,026,430
Life Time Inc 6% 11/15/2031 (c)		240,000	240,887
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,364,930
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,398,153
Marriott International Inc/MD 4.9% 4/15/2029		925,000	932,872
Marriott International Inc/MD 5.35% 3/15/2035		1,115,000	1,116,535
Marriott International Inc/MD 5.5% 4/15/2037		2,420,000	2,429,656
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (c)		74,000	69,699
Marriott Ownership Resorts Inc 4.75% 1/15/2028		129,000	124,838
McDonald's Corp 5.15% 9/9/2052		489,000	462,756
McDonald's Corp 5.45% 8/14/2053		500,000	493,634
MGM Resorts International 4.625% 9/1/2026		620,000	615,469
MGM Resorts International 4.75% 10/15/2028		230,000	223,409
MGM Resorts International 5.5% 4/15/2027		2,125,000	2,122,790
MGM Resorts International 6.125% 9/15/2029		380,000	382,208
MGM Resorts International 6.5% 4/15/2032		2,000,000	2,015,055
NCL Corp Ltd 5.875% 2/15/2027 (c)		155,000	155,388
NCL Corp Ltd 5.875% 3/15/2026 (c)		750,000	750,227
NCL Corp Ltd 6.75% 2/1/2032 (c)		850,000	868,173
NCL Finance Ltd 6.125% 3/15/2028 (c)		40,000	40,362
Neogen Food Safety Corp 8.625% 7/20/2030 (c)		45,000	47,798
Papa John's International Inc 3.875% 9/15/2029 (c)		340,000	321,165
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (c)		1,200,000	780,120
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		100,000	100,176
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		25,000	25,118
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)		1,330,000	1,340,072
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		1,230,000	1,223,550
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,210,000	1,223,632
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		490,000	499,894
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		271,000	262,853
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	161,417
Six Flags Entertainment Corp 5.5% 4/15/2027 (c)		182,000	181,359
Six Flags Entertainment Corp 7% 7/1/2025 (c)		16,000	16,011
Six Flags Entertainment Corp 7.25% 5/15/2031 (c)		160,000	164,965
Station Casinos LLC 4.5% 2/15/2028 (c)		397,000	383,536
Station Casinos LLC 6.625% 3/15/2032 (c)		170,000	171,541
Vail Resorts Inc 6.5% 5/15/2032 (c)		450,000	459,580
Viking Cruises Ltd 5.875% 9/15/2027 (c)		1,350,000	1,348,423
VOC Escrow Ltd 5% 2/15/2028 (c)		1,400,000	1,373,514
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (c)		830,000	808,074
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)		265,000	264,408
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)		1,330,000	1,399,812
Yum! Brands Inc 3.625% 3/15/2031		395,000	357,850
Yum! Brands Inc 5.35% 11/1/2043		50,000	47,396
			60,251,076
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (c)		135,000	123,094
Century Communities Inc 6.75% 6/1/2027		250,000	249,842
DR Horton Inc 5% 10/15/2034		840,000	830,264
LGI Homes Inc 7% 11/15/2032 (c)		215,000	213,278
LGI Homes Inc 8.75% 12/15/2028 (c)		85,000	89,817
Newell Brands Inc 5.7% 4/1/2026 (g)		285,000	284,786
Newell Brands Inc 6.375% 5/15/2030		705,000	702,907
Newell Brands Inc 6.625% 5/15/2032		295,000	293,422
Newell Brands Inc 6.625% 9/15/2029		751,000	765,161
Newell Brands Inc 6.875% 4/1/2036 (g)		301,000	300,231
Somnigroup International Inc 3.875% 10/15/2031 (c)		120,000	106,183
Somnigroup International Inc 4% 4/15/2029 (c)		841,000	783,958
SWF Holdings I Corp 6.5% 10/1/2029 (c)		850,000	480,250
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,362,947
TopBuild Corp 4.125% 2/15/2032 (c)		410,000	370,226
			11,956,366
Leisure Products - 0.0%
Mattel Inc 6.2% 10/1/2040		115,000	116,664
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		108,000	104,804
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)		285,000	271,586
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	34,221
Asbury Automotive Group Inc 5% 2/15/2032 (c)		80,000	74,639
AutoNation Inc 4.75% 6/1/2030		953,000	937,622
AutoZone Inc 1.65% 1/15/2031		505,000	424,833
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,353,231
AutoZone Inc 4% 4/15/2030		7,024,000	6,778,335
AutoZone Inc 6.25% 11/1/2028		440,000	463,288
Bath & Body Works Inc 6.625% 10/1/2030 (c)		910,000	929,171
Bath & Body Works Inc 6.75% 7/1/2036		200,000	204,217
Bath & Body Works Inc 6.875% 11/1/2035		52,000	53,910
Bath & Body Works Inc 7.5% 6/15/2029		552,000	566,627
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		2,875,000	3,051,971
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,300,000	1,477,694
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		709,019	734,418
Foot Locker Inc 4% 10/1/2029 (c)		60,000	51,506
Gap Inc/The 3.625% 10/1/2029 (c)		353,000	322,535
Gap Inc/The 3.875% 10/1/2031 (c)		1,340,000	1,180,199
Group 1 Automotive Inc 4% 8/15/2028 (c)		135,000	128,568
Group 1 Automotive Inc 6.375% 1/15/2030 (c)		110,000	111,970
Home Depot Inc/The 1.875% 9/15/2031		178,000	150,201
Home Depot Inc/The 3.5% 9/15/2056		152,000	109,307
Home Depot Inc/The 3.625% 4/15/2052		400,000	301,239
Home Depot Inc/The 4.2% 4/1/2043		1,245,000	1,076,219
Home Depot Inc/The 4.25% 4/1/2046		140,000	119,817
Home Depot Inc/The 4.5% 12/6/2048		81,000	71,452
Home Depot Inc/The 4.95% 6/25/2034		1,365,000	1,373,213
Home Depot Inc/The 5.4% 6/25/2064		759,000	751,266
Hudson Automotive Group 8% 5/15/2032 (c)		70,000	74,104
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)		65,000	68,599
Lithia Motors Inc 3.875% 6/1/2029 (c)		1,770,000	1,639,725
Lithia Motors Inc 4.375% 1/15/2031 (c)		48,000	44,299
Lithia Motors Inc 4.625% 12/15/2027 (c)		11,000	10,722
Lowe's Cos Inc 3% 10/15/2050		474,000	306,058
Lowe's Cos Inc 3.5% 4/1/2051		302,000	214,354
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,776,914
Lowe's Cos Inc 4.25% 4/1/2052		6,910,000	5,572,193
Lowe's Cos Inc 4.55% 4/5/2049		294,000	250,811
Lowe's Cos Inc 5.625% 4/15/2053		103,000	102,094
Lowe's Cos Inc 5.75% 7/1/2053		72,000	73,020
Lowe's Cos Inc 5.8% 9/15/2062		460,000	461,212
Michaels Cos Inc/The 5.25% 5/1/2028 (c)		90,000	67,521
Michaels Cos Inc/The 7.875% 5/1/2029 (c)		435,000	265,527
O'Reilly Automotive Inc 1.75% 3/15/2031		938,000	787,864
O'Reilly Automotive Inc 3.6% 9/1/2027		5,000	4,888
O'Reilly Automotive Inc 4.7% 6/15/2032		40,000	39,309
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	290,410
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (c)		497,000	471,910
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		790,000	801,704
Sonic Automotive Inc 4.625% 11/15/2029 (c)		268,000	252,287
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (c)		50,000	51,101
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		610,000	631,051
			37,465,736
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (c)		120,000	106,992
Kontoor Brands Inc 4.125% 11/15/2029 (c)		40,000	37,051
Levi Strauss & Co 3.5% 3/1/2031 (c)		170,000	151,592
Tapestry Inc 3.05% 3/15/2032		14,311,000	12,484,877
William Carter Co/The 5.625% 3/15/2027 (c)		1,103,000	1,099,531
Wolverine World Wide Inc 4% 8/15/2029 (c)		170,000	146,767
			14,026,810
TOTAL CONSUMER DISCRETIONARY			203,018,431

Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Co/The 2.5% 3/15/2051		214,000	131,007
Constellation Brands Inc 2.25% 8/1/2031		1,660,000	1,408,426
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,183,931
Constellation Brands Inc 4.65% 11/15/2028		292,000	291,500
Molson Coors Beverage Co 4.2% 7/15/2046		92,000	75,928
PepsiCo Inc 2.75% 10/21/2051		360,000	232,176
PepsiCo Inc 3.6% 8/13/2042		580,000	470,691
			3,793,659
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		689,000	636,898
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)		835,000	822,565
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		644,000	621,666
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (c)		202,000	201,968
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)(f)		125,000	126,559
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		1,110,000	1,130,870
C&S Group Enterprises LLC 5% 12/15/2028 (c)		130,000	109,074
CVS Pass-Through Trust equipment trust certificate 8.353% 7/10/2031 (c)		5,320	5,782
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		170,000	176,792
Kroger Co/The 2.65% 10/15/2026		430,000	417,446
Kroger Co/The 5.5% 9/15/2054		60,000	58,292
Kroger Co/The 7.7% 6/1/2029		26,000	28,913
Performance Food Group Inc 4.25% 8/1/2029 (c)		205,000	193,213
Performance Food Group Inc 5.5% 10/15/2027 (c)		157,000	156,297
Performance Food Group Inc 6.125% 9/15/2032 (c)		180,000	180,909
Target Corp 4.8% 1/15/2053		110,000	101,323
US Foods Inc 4.625% 6/1/2030 (c)		55,000	52,475
US Foods Inc 5.75% 4/15/2033 (c)		105,000	103,253
US Foods Inc 7.25% 1/15/2032 (c)		110,000	114,954
Walgreens Boots Alliance Inc 3.2% 4/15/2030		75,000	63,567
Walgreens Boots Alliance Inc 3.45% 6/1/2026		310,000	303,029
Walgreens Boots Alliance Inc 4.1% 4/15/2050		85,000	60,229
Walgreens Boots Alliance Inc 4.5% 11/18/2034		45,000	37,191
Walgreens Boots Alliance Inc 4.65% 6/1/2046		55,000	38,286
Walgreens Boots Alliance Inc 4.8% 11/18/2044		70,000	55,063
			5,796,614
Food Products - 0.1%
B&G Foods Inc 5.25% 9/15/2027		2,300,000	2,158,887
Bunge Ltd Fin Corp 2.75% 5/14/2031		310,000	275,364
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		200,000	219,379
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (c)		130,000	135,697
Darling Ingredients Inc 5.25% 4/15/2027 (c)		442,000	439,762
Darling Ingredients Inc 6% 6/15/2030 (c)		255,000	255,634
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		105,000	108,392
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (c)		1,275,000	1,315,736
Kraft Heinz Foods Co 4.375% 6/1/2046		1,865,000	1,551,647
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		560,000	522,107
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,258,000	1,154,991
Lamb Weston Holdings Inc 4.875% 5/15/2028 (c)		345,000	337,898
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	2,956,223
Pilgrim's Pride Corp 3.5% 3/1/2032		3,025,000	2,674,203
Pilgrim's Pride Corp 4.25% 4/15/2031		3,130,000	2,946,165
Post Holdings Inc 4.625% 4/15/2030 (c)		611,000	572,984
Post Holdings Inc 5.5% 12/15/2029 (c)		1,595,000	1,562,544
Post Holdings Inc 6.25% 2/15/2032 (c)		655,000	660,006
The Campbell's Company 5.3% 3/20/2026		200,000	201,409
TreeHouse Foods Inc 4% 9/1/2028		505,000	463,194
Tyson Foods Inc 3.55% 6/2/2027		635,000	620,641
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,271,849
			22,404,712
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		206,000	188,124
Central Garden & Pet Co 4.125% 4/30/2031 (c)		296,000	266,585
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,773
Energizer Holdings Inc 4.375% 3/31/2029 (c)		218,000	204,106
Energizer Holdings Inc 4.75% 6/15/2028 (c)		150,000	144,570
Resideo Funding Inc 6.5% 7/15/2032 (c)		475,000	479,092
Spectrum Brands Inc 3.875% 3/15/2031 (c)		195,000	166,492
			1,463,742
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (c)		110,000	114,054
Edgewell Personal Care Co 5.5% 6/1/2028 (c)		313,000	309,103
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (c)		215,000	219,434
Kenvue Inc 5.1% 3/22/2043		140,000	137,510
			780,101
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	132,327
Altria Group Inc 3.4% 2/4/2041		2,261,000	1,683,516
Altria Group Inc 3.7% 2/4/2051		685,000	482,866
Altria Group Inc 3.875% 9/16/2046		551,000	410,920
Altria Group Inc 4.25% 8/9/2042		765,000	623,077
Altria Group Inc 5.625% 2/6/2035		3,375,000	3,431,301
Altria Group Inc 6.2% 2/14/2059		196,000	196,839
Philip Morris International Inc 2.1% 5/1/2030		2,500,000	2,206,365
Philip Morris International Inc 2.75% 2/25/2026		3,925,000	3,859,523
Philip Morris International Inc 3.125% 3/2/2028		25,000	24,075
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,557,831
Philip Morris International Inc 3.875% 8/21/2042		830,000	679,528
Philip Morris International Inc 4.375% 11/15/2041		442,000	388,127
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	2,987,681
Philip Morris International Inc 4.875% 2/15/2028		145,000	146,827
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,261,582
Philip Morris International Inc 5.125% 2/15/2030		12,455,000	12,681,988
Philip Morris International Inc 5.25% 2/13/2034		2,110,000	2,136,016
Philip Morris International Inc 5.25% 9/7/2028		485,000	496,402
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,383,624
Turning Point Brands Inc 7.625% 3/15/2032 (c)		125,000	129,114
			37,899,529
TOTAL CONSUMER STAPLES			72,138,357

Energy - 1.2%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		240,000	240,769
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		1,100,000	1,113,516
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (c)		63,000	62,972
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		35,000	33,616
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	45,769
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	25,608
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)		250,000	259,260
Halliburton Co 4.75% 8/1/2043		7,000	6,267
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)		440,000	454,214
Nabors Industries Inc 7.375% 5/15/2027 (c)		175,000	175,317
Nabors Industries Inc 8.875% 8/15/2031 (c)		150,000	135,030
Noble Finance II LLC 8% 4/15/2030 (c)		165,000	166,735
Nustar Logistics LP 5.625% 4/28/2027		58,000	58,266
Nustar Logistics LP 6.375% 10/1/2030		174,000	177,719
Schlumberger Holdings Corp 3.9% 5/17/2028 (c)		172,000	168,648
Star Holding LLC 8.75% 8/1/2031 (c)		120,000	115,856
Transocean Inc 8.25% 5/15/2029 (c)		610,000	603,569
Transocean Inc 8.75% 2/15/2030 (c)		148,000	154,487
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		63,000	62,885
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		265,000	272,350
Valaris Ltd 8.375% 4/30/2030 (c)		500,000	506,506
			4,839,359
Oil, Gas & Consumable Fuels - 1.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		150,000	154,637
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		185,000	182,090
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (c)		445,000	445,239
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		1,250,000	1,249,068
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (c)		615,000	628,280
Antero Resources Corp 5.375% 3/1/2030 (c)		2,088,000	2,059,754
Antero Resources Corp 7.625% 2/1/2029 (c)		3,789,000	3,892,788
APA Corp 4.25% 1/15/2030 (c)		575,000	548,192
APA Corp 5.25% 2/1/2042 (c)		169,000	145,275
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)		840,000	848,186
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (c)		410,000	419,712
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (c)		215,000	214,822
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		215,000	221,788
Buckeye Partners LP 4.125% 12/1/2027		534,000	515,035
Buckeye Partners LP 4.5% 3/1/2028 (c)		135,000	131,025
Buckeye Partners LP 6.875% 7/1/2029 (c)		195,000	200,005
California Resources Corp 7.125% 2/1/2026 (c)		44,000	43,947
California Resources Corp 8.25% 6/15/2029 (c)		345,000	354,889
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,437,000	1,166,160
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029		321,000	305,269
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027		945,000	952,972
Cheniere Energy Inc 5.65% 4/15/2034		2,798,000	2,845,891
Cheniere Energy Partners LP 3.25% 1/31/2032		2,878,000	2,538,308
Cheniere Energy Partners LP 4% 3/1/2031		1,330,000	1,252,054
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,551,590
Cheniere Energy Partners LP 5.75% 8/15/2034		3,931,000	4,023,810
Chevron Corp 3.078% 5/11/2050		179,000	123,330
Chord Energy Corp 6.375% 6/1/2026 (c)		415,000	415,430
Civitas Resources Inc 8.375% 7/1/2028 (c)		1,134,000	1,180,153
Civitas Resources Inc 8.625% 11/1/2030 (c)		425,000	447,276
Civitas Resources Inc 8.75% 7/1/2031 (c)		513,000	535,477
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		45,000	41,924
CNX Resources Corp 7.25% 3/1/2032 (c)		714,000	731,334
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)		236,000	235,070
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		957,000	997,800
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		5,380,000	5,619,422
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		971,000	1,034,172
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		1,389,000	1,504,128
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		831,000	915,336
Comstock Resources Inc 6.75% 3/1/2029 (c)		591,000	581,035
ConocoPhillips Co 3.758% 3/15/2042		525,000	425,107
ConocoPhillips Co 3.8% 3/15/2052		589,000	444,074
ConocoPhillips Co 4.025% 3/15/2062		532,000	400,486
ConocoPhillips Co 4.7% 1/15/2030		1,800,000	1,810,356
ConocoPhillips Co 5% 1/15/2035		1,020,000	1,014,297
ConocoPhillips Co 5.05% 9/15/2033		940,000	947,305
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,156,067
Continental Resources Inc/OK 5.75% 1/15/2031 (c)		770,000	781,419
Coterra Energy Inc 3.9% 5/15/2027		100,000	98,304
Coterra Energy Inc 5.4% 2/15/2035		7,400,000	7,329,481
Coterra Energy Inc 5.9% 2/15/2055		600,000	585,313
Crescent Energy Finance LLC 7.625% 4/1/2032 (c)		715,000	715,254
Crescent Energy Finance LLC 9.25% 2/15/2028 (c)		1,655,000	1,732,245
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)		40,000	40,620
CVR CHC LP 5.75% 2/15/2028 (c)		40,000	37,952
DCP Midstream Operating LP 5.125% 5/15/2029		355,000	357,453
DCP Midstream Operating LP 5.375% 7/15/2025		220,000	220,120
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,589,037
DCP Midstream Operating LP 5.625% 7/15/2027		260,000	265,182
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		225,000	235,864
Devon Energy Corp 5.25% 10/15/2027		352,000	352,479
Devon Energy Corp 5.875% 6/15/2028		98,000	98,415
Diamondback Energy Inc 3.125% 3/24/2031		4,937,000	4,472,718
Diamondback Energy Inc 3.25% 12/1/2026		4,524,000	4,425,611
Diamondback Energy Inc 3.5% 12/1/2029		4,502,000	4,254,109
Diamondback Energy Inc 4.25% 3/15/2052		2,295,000	1,798,344
Diamondback Energy Inc 4.4% 3/24/2051		510,000	410,787
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,834,902
Diamondback Energy Inc 5.75% 4/18/2054		238,000	229,817
Diamondback Energy Inc 5.9% 4/18/2064		2,543,000	2,461,769
Diamondback Energy Inc 6.25% 3/15/2033		2,200,000	2,331,021
Diamondback Energy Inc 6.25% 3/15/2053		314,000	322,803
DT Midstream Inc 4.125% 6/15/2029 (c)		292,000	276,829
DT Midstream Inc 4.3% 4/15/2032 (c)		40,000	37,220
DT Midstream Inc 4.375% 6/15/2031 (c)		148,000	137,464
DT Midstream Inc 5.8% 12/15/2034 (c)		7,125,000	7,250,144
Encino Acquisition Partners Holdings LLC 8.5% 5/1/2028 (c)		304,000	311,495
Energy Transfer LP 3.75% 5/15/2030		2,964,000	2,802,963
Energy Transfer LP 3.9% 7/15/2026		955,000	945,347
Energy Transfer LP 4% 10/1/2027		835,000	820,778
Energy Transfer LP 4.75% 1/15/2026		850,000	849,735
Energy Transfer LP 4.95% 5/15/2028		873,000	879,200
Energy Transfer LP 4.95% 6/15/2028		7,566,000	7,619,546
Energy Transfer LP 5% 5/15/2050		7,267,000	6,337,838
Energy Transfer LP 5.2% 4/1/2030 (f)		5,700,000	5,760,078
Energy Transfer LP 5.25% 4/15/2029		2,973,000	3,017,213
Energy Transfer LP 5.25% 7/1/2029		4,850,000	4,923,321
Energy Transfer LP 5.3% 4/15/2047		225,000	203,852
Energy Transfer LP 5.35% 5/15/2045		3,295,000	3,049,325
Energy Transfer LP 5.4% 10/1/2047		7,051,000	6,516,598
Energy Transfer LP 5.7% 4/1/2035 (f)		6,200,000	6,307,180
Energy Transfer LP 5.75% 2/15/2033		263,000	270,717
Energy Transfer LP 5.8% 6/15/2038		3,282,000	3,328,596
Energy Transfer LP 5.95% 5/15/2054		407,000	402,009
Energy Transfer LP 6% 6/15/2048		2,680,000	2,664,331
Energy Transfer LP 6.05% 9/1/2054		1,118,000	1,115,612
Energy Transfer LP 6.125% 12/15/2045		2,635,000	2,664,584
Energy Transfer LP 6.25% 4/15/2049		1,925,000	1,970,309
Energy Transfer LP 6.4% 12/1/2030		785,000	837,228
Energy Transfer LP 6.55% 12/1/2033		965,000	1,042,608
Energy Transfer LP 6.625% 10/15/2036		900,000	977,154
Energy Transfer LP 7.375% 2/1/2031 (c)		815,000	859,300
EnLink Midstream LLC 5.375% 6/1/2029		4,115,000	4,172,651
EnLink Midstream LLC 5.625% 1/15/2028 (c)		220,000	223,813
EnLink Midstream LLC 6.5% 9/1/2030 (c)		5,598,000	5,947,693
EnLink Midstream Partners LP 5.6% 4/1/2044		686,000	647,662
Enterprise Products Operating LLC 4.85% 3/15/2044		2,015,000	1,851,281
Enterprise Products Operating LLC 5.25% 8/16/2077 (d)		43,000	42,317
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,373,935
Enterprise Products Operating LLC 5.75% 3/1/2035		23,000	24,045
EQM Midstream Partners LP 4.5% 1/15/2029 (c)		1,814,000	1,766,811
EQM Midstream Partners LP 4.75% 1/15/2031 (c)		1,605,000	1,549,412
EQM Midstream Partners LP 5.5% 7/15/2028		101,000	100,709
EQM Midstream Partners LP 6.375% 4/1/2029 (c)		135,000	138,461
EQM Midstream Partners LP 6.5% 7/1/2027 (c)		1,015,000	1,041,054
EQM Midstream Partners LP 7.5% 6/1/2027 (c)		670,000	686,745
EQM Midstream Partners LP 7.5% 6/1/2030 (c)		1,858,000	2,020,607
Eqt Corp 3.125% 5/15/2026 (c)		444,000	435,549
Eqt Corp 3.625% 5/15/2031 (c)		2,211,000	2,023,069
Eqt Corp 3.9% 10/1/2027		2,065,000	2,029,780
Eqt Corp 5% 1/15/2029		2,212,000	2,221,656
Eqt Corp 5.7% 4/1/2028		1,687,000	1,732,299
Eqt Corp 5.75% 2/1/2034		1,179,000	1,204,979
Eqt Corp 7% 2/1/2030 (g)		1,241,000	1,340,788
Expand Energy Corp 4.75% 2/1/2032		3,766,000	3,573,118
Expand Energy Corp 5.375% 2/1/2029		2,639,000	2,633,516
Expand Energy Corp 5.375% 3/15/2030		287,000	285,288
Expand Energy Corp 5.5% 2/1/2026 (c)		330,000	329,588
Expand Energy Corp 5.7% 1/15/2035		7,392,000	7,451,292
Expand Energy Corp 5.875% 2/1/2029 (c)		1,405,000	1,405,058
Expand Energy Corp 6.75% 4/15/2029 (c)		676,000	685,109
Exxon Mobil Corp 4.114% 3/1/2046		805,000	673,359
Exxon Mobil Corp 4.227% 3/19/2040		490,000	440,087
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (c)		4,831,000	4,224,179
Flex Intermediate Holdco LLC 4.317% 12/30/2039 (c)		47,000	37,012
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		273,000	276,104
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032		55,000	55,365
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027		57,000	58,077
Global Partners LP / GLP Finance Corp 7% 8/1/2027		505,000	506,791
Gray Oak Pipeline LLC 2.6% 10/15/2025 (c)		109,000	107,362
Gray Oak Pipeline LLC 3.45% 10/15/2027 (c)		42,000	40,333
Gulfport Energy Operating Corp 6.75% 9/1/2029 (c)		345,000	352,078
Gulfstream Natural Gas System LLC 6.19% 11/1/2025 (c)		3,640,000	3,656,956
Harvest Midstream I LP 7.5% 5/15/2032 (c)		455,000	476,911
Hess Corp 4.3% 4/1/2027		840,000	834,382
Hess Corp 5.6% 2/15/2041		3,496,000	3,540,459
Hess Corp 5.8% 4/1/2047		4,517,000	4,660,299
Hess Corp 7.125% 3/15/2033		1,335,000	1,512,970
Hess Corp 7.3% 8/15/2031		2,018,000	2,286,244
Hess Corp 7.875% 10/1/2029		5,583,000	6,283,522
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		280,000	276,485
Hess Midstream Operations LP 5.5% 10/15/2030 (c)		50,000	49,378
Hess Midstream Operations LP 5.625% 2/15/2026 (c)		669,000	668,906
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		260,000	261,886
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (c)		580,000	566,368
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (c)		800,000	771,145
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (c)		2,075,000	1,984,004
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		115,000	119,827
Kinder Morgan Inc 3.25% 8/1/2050		351,000	231,717
Kinder Morgan Inc 5.05% 2/15/2046		200,000	179,251
Kinder Morgan Inc 5.95% 8/1/2054		505,000	505,277
Kinetik Holdings LP 5.875% 6/15/2030 (c)		1,175,000	1,172,723
Kinetik Holdings LP 6.625% 12/15/2028 (c)		715,000	731,444
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (c)		95,000	93,130
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,460,762
Matador Resources Co 6.5% 4/15/2032 (c)		825,000	825,020
MPLX LP 2.65% 8/15/2030		2,470,000	2,201,522
MPLX LP 4.125% 3/1/2027		2,371,000	2,348,234
MPLX LP 4.25% 12/1/2027		4,150,000	4,106,959
MPLX LP 4.5% 4/15/2038		1,125,000	998,812
MPLX LP 4.7% 4/15/2048		2,335,000	1,955,065
MPLX LP 4.8% 2/15/2029		1,505,000	1,505,597
MPLX LP 4.95% 3/14/2052		606,000	521,684
MPLX LP 5.2% 3/1/2047		3,284,000	2,950,982
MPLX LP 5.5% 2/15/2049		4,516,000	4,238,602
MPLX LP 5.5% 6/1/2034		6,600,000	6,624,924
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)		275,000	280,052
NGPL PipeCo LLC 3.25% 7/15/2031 (c)		1,473,000	1,294,403
NGPL PipeCo LLC 7.768% 12/15/2037 (c)		17,000	19,413
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,132,109
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	181,117
Occidental Petroleum Corp 5.2% 8/1/2029		4,650,000	4,673,729
Occidental Petroleum Corp 5.55% 3/15/2026		1,410,000	1,416,355
Occidental Petroleum Corp 6.2% 3/15/2040		566,000	573,869
Occidental Petroleum Corp 6.375% 9/1/2028		340,000	353,393
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,388,386
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,710,981
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	443,861
Occidental Petroleum Corp 7.5% 5/1/2031		9,296,000	10,299,113
Occidental Petroleum Corp 7.875% 9/15/2031		40,000	45,122
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,414,555
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,452,753
ONEOK Inc 4.2% 10/3/2047		795,000	624,343
ONEOK Inc 4.25% 9/15/2046		190,000	150,779
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,650,917
ONEOK Inc 4.4% 10/15/2029		3,423,000	3,359,197
ONEOK Inc 4.45% 9/1/2049		6,245,000	5,048,243
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,817,059
ONEOK Inc 4.95% 7/13/2047		705,000	616,876
ONEOK Inc 5.05% 11/1/2034		20,070,000	19,578,229
ONEOK Inc 5.7% 11/1/2054		2,760,000	2,658,017
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,553,802
ONEOK Partners LP 6.65% 10/1/2036		542,000	589,512
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,630,353
Ovintiv Inc 5.375% 1/1/2026		310,000	310,560
Ovintiv Inc 6.25% 7/15/2033		617,000	643,604
Ovintiv Inc 7.1% 7/15/2053		380,000	416,320
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		190,000	183,591
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		230,000	220,389
Permian Resources Operating LLC 5.375% 1/15/2026 (c)		95,000	94,764
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		400,000	398,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		235,000	236,181
Permian Resources Operating LLC 7% 1/15/2032 (c)		500,000	513,690
Permian Resources Operating LLC 8% 4/15/2027 (c)		1,275,000	1,306,603
Permian Resources Operating LLC 9.875% 7/15/2031 (c)		68,000	74,899
Phillips 66 2.15% 12/15/2030		385,000	333,781
Phillips 66 Co 3.75% 3/1/2028		695,000	680,082
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,151,057
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	248,203
Pioneer Natural Resources Co 5.1% 3/29/2026		2,975,000	2,997,367
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,542,147
Range Resources Corp 4.75% 2/15/2030 (c)		24,000	22,907
Range Resources Corp 8.25% 1/15/2029		394,000	405,680
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		115,000	108,420
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		245,000	235,975
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	296,150
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		12,457,000	12,273,476
Sabine Pass Liquefaction LLC 5% 3/15/2027		2,296,000	2,307,521
Sabine Pass Liquefaction LLC 5.625% 3/1/2025		441,000	441,001
Sabine Pass Liquefaction LLC 5.875% 6/30/2026		542,000	547,496
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		963,000	992,459
Shell Finance US Inc 3.75% 9/12/2046		65,000	51,078
Shell Finance US Inc 4% 5/10/2046		87,000	70,867
Shell International Finance BV 2.875% 11/26/2041		165,000	120,116
Shell International Finance BV 3.625% 8/21/2042		343,000	273,509
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		201,000	210,568
SM Energy Co 6.625% 1/15/2027		397,000	396,779
SM Energy Co 6.75% 8/1/2029 (c)		260,000	260,442
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)		95,000	99,810
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		425,000	406,644
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		215,000	214,974
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		464,000	464,615
Sunoco LP 7.25% 5/1/2032 (c)		300,000	313,055
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		145,000	142,320
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		2,497,000	2,423,281
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		413,000	412,849
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		225,000	217,234
Talos Production Inc 9% 2/1/2029 (c)		50,000	51,706
Targa Resources Corp 4.2% 2/1/2033		4,673,000	4,331,899
Targa Resources Corp 4.95% 4/15/2052		730,000	625,875
Targa Resources Corp 5.5% 2/15/2035		4,268,000	4,282,934
Targa Resources Corp 6.125% 3/15/2033		945,000	990,441
Targa Resources Corp 6.15% 3/1/2029		2,500,000	2,618,492
Targa Resources Corp 6.5% 2/15/2053		545,000	580,615
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,601,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032		2,150,000	1,989,137
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,703,000	1,671,865
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,044,582
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	302,691
Venture Global Calcasieu 3.875% 11/1/2033 (c)		115,000	99,968
Venture Global Calcasieu 3.875% 8/15/2029 (c)		706,000	658,228
Venture Global Calcasieu 4.125% 8/15/2031 (c)		285,000	259,721
Venture Global Calcasieu 6.25% 1/15/2030 (c)		160,000	163,716
Venture Global LNG Inc 7% 1/15/2030 (c)		917,000	929,637
Venture Global LNG Inc 8.125% 6/1/2028 (c)		1,030,000	1,072,932
Venture Global LNG Inc 8.375% 6/1/2031 (c)		296,000	308,444
Venture Global LNG Inc 9.5% 2/1/2029 (c)		330,000	364,420
Venture Global LNG Inc 9.875% 2/1/2032 (c)		1,188,000	1,299,294
Viper Energy Inc 5.375% 11/1/2027 (c)		1,974,000	1,960,253
Viper Energy Inc 7.375% 11/1/2031 (c)		730,000	765,380
Vital Energy Inc 7.875% 4/15/2032 (c)		300,000	289,236
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,929,179
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,458,351
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	10,776,331
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,780,798
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,311,903
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,785,738
Williams Cos Inc/The 4.9% 1/15/2045		1,460,000	1,310,338
Williams Cos Inc/The 5.1% 9/15/2045		105,000	96,405
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,418,778
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,533,800
Williams Cos Inc/The 5.8% 11/15/2043		400,000	401,556
Williams Cos Inc/The 5.8% 11/15/2054		700,000	702,714
Williams Cos Inc/The 6.3% 4/15/2040		550,000	584,879
			483,291,225
TOTAL ENERGY			488,130,584

Financials - 3.9%
Banks - 1.8%
Associated Banc-Corp 6.455% 8/29/2030 (d)		57,000	58,656
Bank of America Corp 1.197% 10/24/2026 (d)		703,000	688,063
Bank of America Corp 1.658% 3/11/2027 (d)		2,397,000	2,327,425
Bank of America Corp 1.734% 7/22/2027 (d)		155,000	149,094
Bank of America Corp 1.898% 7/23/2031 (d)		914,000	785,818
Bank of America Corp 1.922% 10/24/2031 (d)		2,615,000	2,235,834
Bank of America Corp 2.087% 6/14/2029 (d)		11,347,000	10,463,468
Bank of America Corp 2.299% 7/21/2032 (d)		3,978,000	3,398,375
Bank of America Corp 2.496% 2/13/2031 (d)		16,862,000	15,101,741
Bank of America Corp 2.572% 10/20/2032 (d)		440,000	380,080
Bank of America Corp 2.592% 4/29/2031 (d)		1,430,000	1,282,815
Bank of America Corp 2.651% 3/11/2032 (d)		22,866,000	20,145,993
Bank of America Corp 2.676% 6/19/2041 (d)		5,528,000	3,970,193
Bank of America Corp 2.687% 4/22/2032 (d)		5,511,000	4,848,983
Bank of America Corp 2.831% 10/24/2051 (d)		1,187,000	760,037
Bank of America Corp 2.972% 2/4/2033 (d)		2,999,000	2,634,046
Bank of America Corp 2.972% 7/21/2052 (d)		97,000	64,231
Bank of America Corp 3.419% 12/20/2028 (d)		255,000	246,309
Bank of America Corp 3.559% 4/23/2027 (d)		1,736,000	1,715,173
Bank of America Corp 3.593% 7/21/2028 (d)		720,000	701,663
Bank of America Corp 3.705% 4/24/2028 (d)		29,000	28,414
Bank of America Corp 3.824% 1/20/2028 (d)		525,000	517,570
Bank of America Corp 3.97% 3/5/2029 (d)		4,757,000	4,664,472
Bank of America Corp 4.078% 4/23/2040 (d)		3,550,000	3,109,480
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,678,797
Bank of America Corp 4.33% 3/15/2050 (d)		141,000	119,522
Bank of America Corp 4.376% 4/27/2028 (d)		1,000,000	993,879
Bank of America Corp 4.571% 4/27/2033 (d)		203,000	196,559
Bank of America Corp 5% 1/21/2044		97,000	93,082
Bank of America Corp 5.162% 1/24/2031 (d)		1,270,000	1,285,694
Bank of America Corp 5.202% 4/25/2029 (d)		136,000	137,920
Bank of America Corp 5.425% 8/15/2035 (d)		700,000	691,202
Bank of America Corp 5.468% 1/23/2035 (d)		2,365,000	2,405,086
Bank of America Corp 5.511% 1/24/2036 (d)		1,838,000	1,878,117
Bank of America Corp 5.819% 9/15/2029 (d)		48,430,000	50,129,784
Bank of America Corp 6.204% 11/10/2028 (d)		8,241,000	8,552,387
Bank of America Corp 6.975% 3/7/2037		43,000	47,894
Citibank NA 5.803% 9/29/2028		500,000	520,765
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9423% 4/30/2026 (b)(d)		300,000	300,900
Citigroup Inc 1.462% 6/9/2027 (d)		360,000	345,830
Citigroup Inc 2.52% 11/3/2032 (d)		195,000	167,082
Citigroup Inc 2.561% 5/1/2032 (d)		3,331,000	2,890,630
Citigroup Inc 2.572% 6/3/2031 (d)		5,801,000	5,167,664
Citigroup Inc 2.666% 1/29/2031 (d)		15,126,000	13,638,671
Citigroup Inc 2.904% 11/3/2042 (d)		495,000	355,274
Citigroup Inc 3.057% 1/25/2033 (d)		978,000	859,055
Citigroup Inc 3.07% 2/24/2028 (d)		400,000	388,153
Citigroup Inc 3.52% 10/27/2028 (d)		3,827,000	3,712,954
Citigroup Inc 3.668% 7/24/2028 (d)		163,000	159,146
Citigroup Inc 3.785% 3/17/2033 (d)		3,062,000	2,812,938
Citigroup Inc 3.887% 1/10/2028 (d)		2,750,000	2,714,047
Citigroup Inc 3.98% 3/20/2030 (d)		23,285,000	22,518,125
Citigroup Inc 4.075% 4/23/2029 (d)		30,785,000	30,259,385
Citigroup Inc 4.3% 11/20/2026		2,202,000	2,193,182
Citigroup Inc 4.412% 3/31/2031 (d)		15,729,000	15,332,582
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,600,686
Citigroup Inc 4.542% 9/19/2030 (d)		13,901,000	13,693,881
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,500,302
Citigroup Inc 4.75% 5/18/2046		10,000,000	8,795,099
Citigroup Inc 5.174% 2/13/2030 (d)		6,425,000	6,502,022
Citigroup Inc 5.316% 3/26/2041 (d)		244,000	240,116
Citigroup Inc 5.449% 6/11/2035 (d)		1,084,000	1,100,003
Citigroup Inc 5.612% 3/4/2056 (d)		630,000	632,534
Citigroup Inc 5.827% 2/13/2035 (d)		1,000,000	1,004,642
Citigroup Inc 6.02% 1/24/2036 (d)		1,200,000	1,222,216
Citigroup Inc 6.625% 1/15/2028		24,000	25,385
Citigroup Inc 6.875% 6/1/2025		18,000	18,076
Citigroup Inc 7% 12/1/2025		32,000	32,532
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	7,955,888
Comerica Inc 5.982% 1/30/2030 (d)		5,095,000	5,190,744
Fifth Third Bancorp 4.337% 4/25/2033 (d)		2,272,000	2,153,170
Fifth Third Bancorp 6.339% 7/27/2029 (d)		2,815,000	2,947,757
First-Citizens Bank & Trust Co 6.125% 3/9/2028		4,840,000	5,022,452
FNB Corp/PA 5.722% 12/11/2030 (d)		1,206,000	1,214,551
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		145,000	140,650
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		130,000	135,471
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (d)		4,233,000	4,316,680
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)		2,764,000	2,883,087
JPMorgan Chase & Co 1.04% 2/4/2027 (d)		5,245,000	5,081,058
JPMorgan Chase & Co 1.045% 11/19/2026 (d)		470,000	458,492
JPMorgan Chase & Co 1.953% 2/4/2032 (d)		4,870,000	4,138,836
JPMorgan Chase & Co 2.069% 6/1/2029 (d)		2,035,000	1,877,894
JPMorgan Chase & Co 2.182% 6/1/2028 (d)		505,000	479,101
JPMorgan Chase & Co 2.522% 4/22/2031 (d)		4,525,000	4,056,745
JPMorgan Chase & Co 2.525% 11/19/2041 (d)		10,730,000	7,511,239
JPMorgan Chase & Co 2.545% 11/8/2032 (d)		3,281,000	2,838,229
JPMorgan Chase & Co 2.58% 4/22/2032 (d)		6,175,000	5,424,302
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		8,065,000	7,387,276
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		5,386,000	4,895,507
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		2,404,000	2,124,415
JPMorgan Chase & Co 3.328% 4/22/2052 (d)		315,000	224,239
JPMorgan Chase & Co 3.509% 1/23/2029 (d)		9,550,000	9,269,110
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(e)	EUR	450,000	481,527
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		4,300,000	3,751,764
JPMorgan Chase & Co 3.964% 11/15/2048 (d)		286,000	230,008
JPMorgan Chase & Co 4.505% 10/22/2028 (d)		3,517,000	3,507,313
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		40,402,000	40,086,354
JPMorgan Chase & Co 4.851% 7/25/2028 (d)		1,000,000	1,004,276
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		767,000	764,216
JPMorgan Chase & Co 4.915% 1/24/2029 (d)		14,759,000	14,875,295
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		3,696,000	3,634,155
JPMorgan Chase & Co 4.979% 7/22/2028 (d)		3,383,000	3,409,762
JPMorgan Chase & Co 4.995% 7/22/2030 (d)		6,536,000	6,592,595
JPMorgan Chase & Co 5.012% 1/23/2030 (d)		2,322,000	2,346,995
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		605,000	613,548
JPMorgan Chase & Co 5.336% 1/23/2035 (d)		765,000	775,996
JPMorgan Chase & Co 5.502% 1/24/2036 (d)		160,000	164,166
JPMorgan Chase & Co 5.571% 4/22/2028 (d)		500,000	509,399
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		679,000	699,127
JPMorgan Chase & Co 5.766% 4/22/2035 (d)		4,000,000	4,179,605
JPMorgan Chase & Co 6.087% 10/23/2029 (d)		29,400,000	30,743,057
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.267% 4/22/2028 (b)(d)		500,000	503,277
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.277% 7/22/2028 (b)(d)		4,000,000	4,024,749
KeyBank NA/Cleveland OH 5% 1/26/2033		1,920,000	1,885,451
KeyCorp 4.789% 6/1/2033 (d)		500,000	481,989
KeyCorp 5.08% 4/4/2031 (d)		1,025,000	1,030,084
KeyCorp 6.401% 3/6/2035 (d)		4,362,000	4,652,749
M&T Bank Corp 5.053% 1/27/2034 (d)		69,000	67,538
M&T Bank Corp 5.385% 1/16/2036 (d)		1,773,000	1,761,315
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)		500,000	498,888
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 5.2461% 1/12/2029 (b)(d)		6,000,000	6,031,500
PNC Financial Services Group Inc/The 2.307% 4/23/2032 (d)		54,000	46,464
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	386,674
PNC Financial Services Group Inc/The 2.6% 7/23/2026		58,000	56,553
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		385,000	381,783
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)		215,000	221,732
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)		300,000	314,741
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (d)		815,000	859,903
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)		2,340,000	2,415,232
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)		985,000	1,094,170
Santander Holdings USA Inc 5.353% 9/6/2030 (d)		5,282,000	5,312,229
Truist Financial Corp 5.122% 1/26/2034 (d)		1,035,000	1,024,335
Truist Financial Corp 5.435% 1/24/2030 (d)		2,380,000	2,427,135
Truist Financial Corp 5.711% 1/24/2035 (d)		585,000	601,654
Truist Financial Corp 5.867% 6/8/2034 (d)		978,000	1,015,652
Truist Financial Corp 6.047% 6/8/2027 (d)		194,000	197,381
Truist Financial Corp 7.161% 10/30/2029 (d)		2,395,000	2,579,399
US Bancorp 4.839% 2/1/2034 (d)		1,365,000	1,330,130
US Bancorp 5.1% 7/23/2030 (d)		425,000	429,664
US Bancorp 5.384% 1/23/2030 (d)		1,390,000	1,418,831
US Bancorp 5.678% 1/23/2035 (d)		145,000	149,020
US Bancorp 5.836% 6/12/2034 (d)		915,000	950,634
US Bancorp 5.85% 10/21/2033 (d)		1,750,000	1,823,137
Wachovia Corp 7.574% 8/1/2026 (g)		15,000	15,602
Wells Fargo & Co 2.393% 6/2/2028 (d)		58,000	55,197
Wells Fargo & Co 2.572% 2/11/2031 (d)		3,439,000	3,093,634
Wells Fargo & Co 2.879% 10/30/2030 (d)		24,650,000	22,646,942
Wells Fargo & Co 3.068% 4/30/2041 (d)		410,000	310,522
Wells Fargo & Co 3.35% 3/2/2033 (d)		6,835,000	6,140,020
Wells Fargo & Co 3.584% 5/22/2028 (d)		905,000	883,480
Wells Fargo & Co 3.9% 5/1/2045		114,000	91,542
Wells Fargo & Co 4.3% 7/22/2027		21,885,000	21,761,110
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,500,000	15,229,906
Wells Fargo & Co 4.611% 4/25/2053 (d)		618,000	536,548
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,166,008
Wells Fargo & Co 5.013% 4/4/2051 (d)		479,000	442,369
Wells Fargo & Co 5.198% 1/23/2030 (d)		900,000	912,740
Wells Fargo & Co 5.211% 12/3/2035 (d)		10,944,000	10,914,932
Wells Fargo & Co 5.244% 1/24/2031 (d)		750,000	762,285
Wells Fargo & Co 5.389% 4/24/2034 (d)		1,134,000	1,147,355
Wells Fargo & Co 5.499% 1/23/2035 (d)		1,225,000	1,245,110
Wells Fargo & Co 5.557% 7/25/2034 (d)		3,611,000	3,684,044
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,556,000	10,823,729
Wells Fargo & Co 5.707% 4/22/2028 (d)		5,625,000	5,739,254
Wells Fargo & Co 6.303% 10/23/2029 (d)		45,125,000	47,459,118
Wells Fargo & Co 6.491% 10/23/2034 (d)		555,000	601,561
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.417% 4/22/2028 (b)(d)		800,000	807,880
Western Alliance Bancorp 3% 6/15/2031 (d)		65,000	60,938
Zions Bancorp NA 6.816% 11/19/2035 (d)		1,032,000	1,069,463
			712,863,066
Capital Markets - 1.1%
Ares Capital Corp 3.875% 1/15/2026		13,816,000	13,701,700
Athene Global Funding 1.608% 6/29/2026 (c)		540,000	519,266
Athene Global Funding 2.717% 1/7/2029 (c)		4,805,000	4,431,205
Athene Global Funding 5.339% 1/15/2027 (c)		7,937,000	8,020,171
Athene Global Funding 5.583% 1/9/2029 (c)		4,996,000	5,110,741
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (d)		85,000	81,455
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)		200,000	203,061
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)		175,000	185,280
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (d)		610,000	671,714
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,102,490
Blackstone Private Credit Fund 4.875% 4/14/2026 (e)	GBP	645,000	804,124
Blackstone Private Credit Fund 7.05% 9/29/2025		8,015,000	8,108,224
Cantor Fitzgerald LP 7.2% 12/12/2028 (c)		5,689,000	6,042,328
Citadel LP 6% 1/23/2030 (c)		150,000	152,811
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	325,922
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)		91,000	88,529
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		9,480,000	9,181,562
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)		286,000	273,110
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)		1,895,000	1,815,241
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (d)		9,729,000	8,256,181
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		11,149,000	9,562,597
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)		1,832,000	1,600,058
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)		1,235,000	1,188,432
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (d)		3,410,000	2,949,096
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (d)		336,000	241,582
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		971,000	856,662
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (d)		141,000	106,471
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)		42,000	32,497
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (d)(e)	EUR	801,000	842,035
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	739,914
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		269,000	263,618
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		667,000	652,807
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		7,810,000	7,612,769
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		4,618,000	4,027,463
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		1,050,000	1,035,316
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)		55,000	54,907
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)		794,000	791,077
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (d)		7,135,000	7,080,948
Goldman Sachs Group Inc/The 4.8% 7/8/2044		248,000	225,629
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		4,619,000	4,516,884
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)		4,453,000	4,483,850
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)		1,010,000	1,022,365
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)		5,660,000	5,663,167
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)		865,000	880,252
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (d)		1,645,000	1,697,144
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)		78,000	79,478
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (d)		515,000	535,442
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)		38,750,000	40,965,551
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	55,796,227
Hightower Holding LLC 6.75% 4/15/2029 (c)		350,000	340,582
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		65,000	61,503
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		560,000	562,216
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		200,000	199,704
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,739,360
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,130,865
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,402,715
LPL Holdings Inc 4% 3/15/2029 (c)		445,000	426,515
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,228,835
Morgan Stanley 1.794% 2/13/2032 (d)		7,755,000	6,496,237
Morgan Stanley 1.928% 4/28/2032 (d)		6,758,000	5,675,625
Morgan Stanley 2.239% 7/21/2032 (d)		875,000	744,751
Morgan Stanley 2.475% 1/21/2028 (d)		400,000	384,616
Morgan Stanley 2.484% 9/16/2036 (d)		230,000	191,302
Morgan Stanley 2.511% 10/20/2032 (d)		3,820,000	3,286,013
Morgan Stanley 2.699% 1/22/2031 (d)		31,510,000	28,521,686
Morgan Stanley 2.802% 1/25/2052 (d)		105,000	66,794
Morgan Stanley 2.943% 1/21/2033 (d)		9,966,000	8,745,614
Morgan Stanley 3.125% 7/27/2026		22,000	21,603
Morgan Stanley 3.217% 4/22/2042 (d)		350,000	266,558
Morgan Stanley 3.622% 4/1/2031 (d)		13,084,000	12,355,046
Morgan Stanley 3.772% 1/24/2029 (d)		2,402,000	2,344,581
Morgan Stanley 3.79% 3/21/2030 (d)	EUR	100,000	106,826
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	450,000	482,874
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,062,882
Morgan Stanley 4.431% 1/23/2030 (d)		4,461,000	4,403,275
Morgan Stanley 4.457% 4/22/2039 (d)		158,000	146,758
Morgan Stanley 4.654% 10/18/2030 (d)		40,360,000	39,979,133
Morgan Stanley 4.679% 7/17/2026 (d)		4,000,000	3,999,067
Morgan Stanley 5.042% 7/19/2030 (d)		8,067,000	8,131,502
Morgan Stanley 5.123% 2/1/2029 (d)		5,851,000	5,926,505
Morgan Stanley 5.164% 4/20/2029 (d)		198,000	200,508
Morgan Stanley 5.173% 1/16/2030 (d)		2,000,000	2,027,073
Morgan Stanley 5.23% 1/15/2031 (d)		565,000	573,713
Morgan Stanley 5.32% 7/19/2035 (d)		1,163,000	1,167,495
Morgan Stanley 5.424% 7/21/2034 (d)		426,000	433,408
Morgan Stanley 5.449% 7/20/2029 (d)		2,058,000	2,105,973
Morgan Stanley 5.587% 1/18/2036 (d)		1,510,000	1,547,617
Morgan Stanley 5.652% 4/13/2028 (d)		400,000	408,017
Morgan Stanley 5.656% 4/18/2030 (d)		3,380,000	3,481,338
Morgan Stanley 5.831% 4/19/2035 (d)		1,435,000	1,495,455
Morgan Stanley 6.296% 10/18/2028 (d)		1,639,000	1,703,576
Morgan Stanley 6.407% 11/1/2029 (d)		22,800,000	24,056,450
Nuveen LLC 5.55% 1/15/2030 (c)		200,000	205,830
S&P Global Inc 2.9% 3/1/2032		415,000	368,992
S&P Global Inc 3.25% 12/1/2049		315,000	224,845
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)		4,200,000	4,229,946
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)		12,900,000	13,006,877
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,597,511
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		135,000	139,528
			442,985,048
Consumer Finance - 0.3%
Ally Financial Inc 5.543% 1/17/2031 (d)		9,164,000	9,209,860
Ally Financial Inc 5.8% 5/1/2025		6,894,000	6,898,396
Ally Financial Inc 6.7% 2/14/2033		265,000	273,828
Ally Financial Inc 7.1% 11/15/2027		6,180,000	6,518,334
American Express Co 1.65% 11/4/2026		60,000	57,334
American Express Co 5.085% 1/30/2031 (d)		11,600,000	11,744,413
American Express Co U.S. SOFR Index + 0.93%, 5.2832% 7/26/2028 (b)(d)		3,700,000	3,728,453
Capital One Financial Corp 1.878% 11/2/2027 (d)		63,000	60,081
Capital One Financial Corp 2.618% 11/2/2032 (d)		45,000	38,456
Capital One Financial Corp 3.8% 1/31/2028		7,795,000	7,622,046
Capital One Financial Corp 4.985% 7/24/2026 (d)		6,515,000	6,523,098
Capital One Financial Corp 5.247% 7/26/2030 (d)		6,880,000	6,966,046
Capital One Financial Corp 6.183% 1/30/2036 (d)		210,000	213,982
Capital One Financial Corp 7.624% 10/30/2031 (d)		3,995,000	4,473,213
Capstone Borrower Inc 8% 6/15/2030 (c)		65,000	68,095
Discover Financial Services 4.5% 1/30/2026		6,463,000	6,454,882
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,059,625
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	256,100
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,205,060
Ford Motor Credit Co LLC 4% 11/13/2030		265,000	241,250
Ford Motor Credit Co LLC 4.125% 8/17/2027		895,000	864,401
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	83,176
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	423,353
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	198,099
Ford Motor Credit Co LLC 4.687% 6/9/2025		180,000	179,784
Ford Motor Credit Co LLC 5.113% 5/3/2029		400,000	388,901
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,477,946
Ford Motor Credit Co LLC 5.125% 6/16/2025		135,000	135,021
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,701,392
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,286,642
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,713,360
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,575,000	12,590,862
Ford Motor Credit Co LLC 6.798% 11/7/2028		5,840,000	6,062,921
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	640,000	819,839
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.7953% 11/5/2026 (b)(d)		4,800,000	4,815,485
OneMain Finance Corp 3.875% 9/15/2028		850,000	796,883
OneMain Finance Corp 4% 9/15/2030		425,000	382,395
OneMain Finance Corp 5.375% 11/15/2029		94,000	91,849
OneMain Finance Corp 6.625% 5/15/2029		1,105,000	1,126,321
OneMain Finance Corp 7.125% 11/15/2031		60,000	61,744
OneMain Finance Corp 7.5% 5/15/2031		1,155,000	1,203,599
OneMain Finance Corp 7.875% 3/15/2030		215,000	226,090
Synchrony Financial 2.875% 10/28/2031		2,277,000	1,943,493
Synchrony Financial 3.95% 12/1/2027		9,740,000	9,497,080
Synchrony Financial 5.15% 3/19/2029		685,000	682,749
Synchrony Financial 5.935% 8/2/2030 (d)		1,192,000	1,217,097
Synchrony Financial 7.25% 2/2/2033		2,423,000	2,571,887
			141,154,921
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (c)		1,700,000	1,740,767
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	102,855
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (c)		1,390,000	1,443,099
Aviation Capital Group LLC 5.375% 7/15/2029 (c)		3,800,000	3,845,622
Azorra Finance Ltd 7.75% 4/15/2030 (c)		85,000	86,465
Block Inc 2.75% 6/1/2026		110,000	106,689
Block Inc 6.5% 5/15/2032 (c)		655,000	668,333
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		830,000	868,187
BP Capital Markets America Inc 2.721% 1/12/2032		629,000	551,367
BP Capital Markets America Inc 2.772% 11/10/2050		119,000	74,372
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	119,568
BP Capital Markets America Inc 3% 2/24/2050		278,000	183,582
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	241,984
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,378,011
BP Capital Markets America Inc 4.893% 9/11/2033		419,000	413,781
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	449,049
Clue Opco LLC 9.5% 10/15/2031 (c)		4,395,000	4,531,271
CNH Industrial Capital LLC 4.5% 10/8/2027		180,000	179,237
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	483,970
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,419,987
Corebridge Financial Inc 4.35% 4/5/2042		701,000	602,437
Corebridge Financial Inc 4.4% 4/5/2052		2,074,000	1,717,266
Corebridge Global Funding 4.65% 8/20/2027 (c)		1,100,000	1,103,008
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,206,802
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,188,092
Crown Castle Towers LLC 3.663% 5/15/2045 (c)		82,000	81,769
DH Europe Finance II Sarl 3.25% 11/15/2039		305,000	244,561
Equitable Holdings Inc 4.572% 2/15/2029 (c)		2,002,000	1,977,069
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,096,672
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	49,108
Fiserv Inc 3.5% 7/1/2029		7,395,000	7,020,942
Fiserv Inc 4.4% 7/1/2049		150,000	125,992
Fiserv Inc 5.45% 3/2/2028		1,260,000	1,290,171
Freedom Mortgage Corp 12% 10/1/2028 (c)		400,000	434,453
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (c)		580,000	580,000
Global Payments Inc 2.9% 11/15/2031		464,000	407,066
Global Payments Inc 2.9% 5/15/2030		422,000	382,277
Global Payments Inc 3.2% 8/15/2029		175,000	163,164
Global Payments Inc 4.15% 8/15/2049		110,000	84,757
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 5/31/2025 (b)(c)(d)(j)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		40,000	40,653
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		338,000	328,572
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		834,000	832,129
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,165,000	1,144,690
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		190,000	193,693
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.1489% 12/21/2065 (b)(c)(d)		156,000	132,051
Jackson Financial Inc 3.125% 11/23/2031		750,000	657,240
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,988,314
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,250,139
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		6,705,000	6,440,199
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		7,125,000	6,122,275
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		1,194,000	1,074,408
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		1,620,000	1,272,089
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		9,980,000	10,080,110
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		2,480,000	2,497,214
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		3,765,000	3,827,055
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		2,986,000	3,155,043
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,082,413
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (c)		95,000	93,108
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (c)		2,000,000	1,947,634
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (c)		809,000	807,504
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)		175,000	176,174
NCR Atleos Corp 9.5% 4/1/2029 (c)		1,332,000	1,454,076
NFE Financing LLC 12% 11/15/2029 (c)		258,505	255,455
PennyMac Financial Services Inc 4.25% 2/15/2029 (c)		2,325,000	2,184,652
PennyMac Financial Services Inc 5.75% 9/15/2031 (c)		575,000	551,910
Penske Truck Leasing Co Lp / PTL Finance Corp 1.2% 11/15/2025 (c)		83,000	80,945
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (c)		350,000	354,980
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (c)		300,000	305,624
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (c)		5,455,000	5,577,973
Pine Street Trust II 5.568% 2/15/2049 (c)		7,800,000	7,489,158
Private Export Funding Corp 1.4% 7/15/2028		2,605,000	2,383,078
Radian Group Inc 6.2% 5/15/2029		250,000	258,158
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (c)		293,000	281,073
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (c)		265,000	246,255
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (c)		71,000	63,669
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (c)		17,000	14,700
Sammons Financial Group Inc 6.875% 4/15/2034 (c)		5,700,000	6,098,178
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		270,000	275,149
Visa Inc 2.7% 4/15/2040		183,000	138,019
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		640,000	661,616
			134,306,896
Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		340,000	327,967
American International Group Inc 4.375% 6/30/2050		107,000	91,230
American International Group Inc 4.75% 4/1/2048		126,000	113,831
Aon Corp 6.25% 9/30/2040		7,000	7,561
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		120,000	120,668
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,432,816
Arthur J Gallagher & Co 3.05% 3/9/2052		104,000	66,989
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,811,166
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,472,989
Arthur J Gallagher & Co 6.75% 2/15/2054		211,000	240,207
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	745,134
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	79,434
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	213,669
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	291,354
Chubb Corp/The 6% 5/11/2037		130,000	140,745
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	4,600,655
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,357,272
CNA Financial Corp 5.125% 2/15/2034		115,000	114,430
CNO Global Funding 4.875% 12/10/2027 (c)		3,500,000	3,504,777
CNO Global Funding 4.95% 9/9/2029 (c)		3,915,000	3,931,142
CNO Global Funding 5.875% 6/4/2027 (c)		450,000	461,220
Equitable Financial Life Global Funding 4.875% 11/19/2027 (c)		8,400,000	8,444,194
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,459,267
F&G Global Funding 5.875% 6/10/2027 (c)		3,000,000	3,061,078
Farmers Exchange Capital II 6.151% 11/1/2053 (c)(d)		1,000,000	966,361
Farmers Exchange Capital III 5.454% 10/15/2054 (c)(d)		3,335,000	3,045,299
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		12,846,000	11,693,832
Guardian Life Global Funding 4.179% 9/26/2029 (c)		190,000	187,081
Guardian Life Global Funding 5.737% 10/2/2028 (c)		200,000	208,188
High Street Funding Trust I 4.111% 2/15/2028 (c)		388,000	378,856
HUB International Ltd 7.25% 6/15/2030 (c)		295,000	304,646
Jackson National Life Global Funding 5.35% 1/13/2030 (c)		6,100,000	6,230,096
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		9,380,000	9,292,771
Lincoln National Corp 3.05% 1/15/2030		490,000	451,607
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,349,194
Lincoln National Corp 6.3% 10/9/2037		110,000	117,276
Markel Group Inc 4.3% 11/1/2047		900,000	733,218
Marsh & McLennan Cos Inc 2.9% 12/15/2051		213,000	137,250
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,490,004
Marsh & McLennan Cos Inc 4.9% 3/15/2049		108,000	99,693
Marsh & McLennan Cos Inc 5.4% 3/15/2055		305,000	300,630
Marsh & McLennan Cos Inc 5.45% 3/15/2054		9,000	8,966
MassMutual Global Funding II 4.3% 10/22/2027 (c)		11,000,000	10,958,076
MetLife Inc 4.125% 8/13/2042		49,000	42,173
MetLife Inc 5% 7/15/2052		270,000	251,216
MetLife Inc 6.5% 12/15/2032		20,000	22,188
Metropolitan Life Global Funding I 2.4% 1/11/2032 (c)		1,960,000	1,679,803
Metropolitan Life Global Funding I 4.3% 8/25/2029 (c)		2,000,000	1,973,437
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)		920,000	928,574
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (c)		1,600,000	1,598,798
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (c)		3,250,000	3,291,564
New York Life Global Funding 3% 1/10/2028 (c)		107,000	102,896
New York Life Global Funding 5% 6/6/2029 (c)		3,500,000	3,561,408
New York Life Insurance Co 5.875% 5/15/2033 (c)		1,004,000	1,059,825
New York Life Insurance Co 6.75% 11/15/2039 (c)		8,000	9,116
Northwestern Mutual Global Funding 5.16% 5/28/2031 (c)		280,000	286,394
Pacific Life Global Funding II 4.5% 8/28/2029 (c)		5,100,000	5,094,630
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		190,000	195,524
Pricoa Global Funding I 4.4% 8/27/2027 (c)		6,200,000	6,204,945
Principal Life Global Funding II 3% 4/18/2026 (c)		17,000	16,728
Principal Life Global Funding II 4.8% 1/9/2028 (c)		11,500,000	11,581,246
Principal Life Global Funding II 4.95% 11/27/2029 (c)		7,500,000	7,593,338
Protective Life Global Funding 1.9% 7/6/2028 (c)		1,595,000	1,467,496
Protective Life Global Funding 4.772% 12/9/2029 (c)		12,700,000	12,721,116
Protective Life Global Funding 5.215% 6/12/2029 (c)		3,000,000	3,056,755
Protective Life Global Funding 5.467% 12/8/2028 (c)		333,000	342,759
Prudential Financial Inc 5.375% 5/15/2045 (d)		5,278,000	5,256,359
RGA Global Funding 5.448% 5/24/2029 (c)		2,000,000	2,053,923
Ryan Specialty LLC 4.375% 2/1/2030 (c)		165,000	156,314
Ryan Specialty LLC 5.875% 8/1/2032 (c)		230,000	228,619
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (c)		1,220,000	848,333
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (c)		43,000	35,776
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		14,000	12,868
Unum Group 4% 6/15/2029		6,961,000	6,751,314
Unum Group 4.046% 8/15/2041 (c)		165,000	134,515
Unum Group 4.125% 6/15/2051		1,830,000	1,411,479
Unum Group 5.75% 8/15/2042		2,123,000	2,122,949
			186,137,217
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (c)		3,000,000	2,990,980
Arbor Realty Trust Inc 4.5% 3/15/2027 (c)		877,000	801,428
Arbor Realty Trust Inc 4.5% 9/1/2026 (c)		570,000	532,836
Arbor Realty Trust Inc 5% 4/30/2026		146,000	139,026
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (c)		672,000	659,966
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		170,000	172,469
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		300,000	311,999
			5,608,704
TOTAL FINANCIALS			1,623,055,852

Health Care - 0.8%
Biotechnology - 0.1%
AbbVie Inc 4.05% 11/21/2039		8,538,000	7,560,382
AbbVie Inc 4.25% 11/21/2049		515,000	437,748
AbbVie Inc 4.55% 3/15/2035		200,000	193,729
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,519,266
AbbVie Inc 5.05% 3/15/2034		1,760,000	1,778,742
AbbVie Inc 5.6% 3/15/2055		570,000	590,816
Amgen Inc 2.6% 8/19/2026		3,835,000	3,736,535
Amgen Inc 3.15% 2/21/2040		155,000	120,076
Amgen Inc 3.2% 11/2/2027		1,000,000	969,025
Amgen Inc 4.663% 6/15/2051		475,000	415,420
Amgen Inc 4.875% 3/1/2053		1,765,000	1,580,141
Amgen Inc 5.25% 3/2/2030		2,082,000	2,129,189
Amgen Inc 5.25% 3/2/2033		3,916,000	3,976,473
Amgen Inc 5.6% 3/2/2043		7,027,000	7,078,532
Amgen Inc 5.65% 3/2/2053		970,000	972,598
Amgen Inc 5.75% 3/2/2063		3,113,000	3,117,480
Biogen Inc 2.25% 5/1/2030		790,000	696,755
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		74,000	59,417
Gilead Sciences Inc 1.65% 10/1/2030		172,000	146,718
Gilead Sciences Inc 2.6% 10/1/2040		280,000	202,598
Gilead Sciences Inc 4.5% 2/1/2045		190,000	168,599
Gilead Sciences Inc 5.5% 11/15/2054		575,000	583,035
			41,033,274
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/2036		240,000	238,288
AdaptHealth LLC 4.625% 8/1/2029 (c)		128,000	118,810
Avantor Funding Inc 4.625% 7/15/2028 (c)		773,000	748,099
Baxter International Inc 2.272% 12/1/2028		1,000,000	917,884
Baxter International Inc 3.132% 12/1/2051		200,000	131,228
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,259,525
Hologic Inc 3.25% 2/15/2029 (c)		511,000	472,080
Hologic Inc 4.625% 2/1/2028 (c)		33,000	32,327
Medline Borrower LP 3.875% 4/1/2029 (c)		4,662,000	4,370,217
Medline Borrower LP 5.25% 10/1/2029 (c)		98,000	95,002
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		350,000	355,234
Solventum Corp 5.6% 3/23/2034		150,000	153,545
Solventum Corp 6% 5/15/2064		555,000	563,099
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,420,243
Stryker Corp 3.625% 9/11/2036	EUR	3,300,000	3,459,675
Stryker Corp 4.25% 9/11/2029		2,200,000	2,167,672
Teleflex Inc 4.25% 6/1/2028 (c)		210,000	201,300
Zimmer Biomet Holdings Inc 5.5% 2/19/2035		855,000	875,894
			18,580,122
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (c)		273,000	254,735
Acadia Healthcare Co Inc 5.5% 7/1/2028 (c)		118,000	113,599
Aetna Inc 4.5% 5/15/2042		6,000	5,059
Aetna Inc 4.75% 3/15/2044		95,000	82,048
AHS Hospital Corp 2.78% 7/1/2051		315,000	203,098
AMN Healthcare Inc 4.625% 10/1/2027 (c)		3,050,000	2,946,054
Ascension Health 2.532% 11/15/2029		295,000	270,706
Ascension Health 3.106% 11/15/2039		610,000	482,822
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,862,307
Cencora Inc 2.7% 3/15/2031		5,980,000	5,312,358
Cencora Inc 5.125% 2/15/2034		250,000	250,183
Centene Corp 2.45% 7/15/2028		9,265,000	8,441,053
Centene Corp 2.5% 3/1/2031		1,330,000	1,123,262
Centene Corp 2.625% 8/1/2031		11,006,000	9,273,255
Centene Corp 3% 10/15/2030		1,673,000	1,463,075
Centene Corp 3.375% 2/15/2030		4,420,000	3,999,628
Centene Corp 4.25% 12/15/2027		6,214,000	6,046,570
Centene Corp 4.625% 12/15/2029		8,350,000	8,019,923
Children's Health System of Texas 2.511% 8/15/2050		360,000	225,006
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	225,345
CHS/Community Health Systems Inc 5.625% 3/15/2027 (c)		314,000	302,794
Cigna Group/The 2.375% 3/15/2031		2,003,000	1,744,037
Cigna Group/The 2.4% 3/15/2030		1,499,000	1,341,647
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,855,154
Cigna Group/The 4.375% 10/15/2028		6,825,000	6,771,942
Cigna Group/The 4.5% 2/25/2026		2,521,000	2,519,188
CommonSpirit Health 5.205% 12/1/2031		9,840,000	9,980,272
CVS Health Corp 1.3% 8/21/2027		400,000	367,666
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,077,516
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,114,561
CVS Health Corp 4.3% 3/25/2028		152,000	149,686
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,496,997
CVS Health Corp 5.05% 3/25/2048		815,000	706,756
CVS Health Corp 5.125% 2/21/2030		260,000	261,119
CVS Health Corp 5.125% 7/20/2045		2,672,000	2,362,347
CVS Health Corp 5.25% 2/21/2033		220,000	217,935
CVS Health Corp 5.4% 6/1/2029		1,000,000	1,018,076
CVS Health Corp 5.875% 6/1/2053		1,890,000	1,820,955
CVS Health Corp 6.75% 12/10/2054 (d)		505,000	504,970
CVS Health Corp 7% 3/10/2055 (d)		1,215,000	1,225,976
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (c)		7,125	7,134
DaVita Inc 3.75% 2/15/2031 (c)		1,956,000	1,716,069
DaVita Inc 4.625% 6/1/2030 (c)		822,000	762,384
Elevance Health Inc 3.6% 3/15/2051		341,000	245,686
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,233,250
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,550,143
Elevance Health Inc 4.55% 5/15/2052		123,000	103,085
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,572,151
Elevance Health Inc 4.95% 11/1/2031		5,800,000	5,805,230
Elevance Health Inc 5.15% 6/15/2029		2,225,000	2,268,993
Elevance Health Inc 5.2% 2/15/2035		2,590,000	2,592,008
Elevance Health Inc 5.65% 6/15/2054		265,000	260,873
Encompass Health Corp 4.625% 4/1/2031		41,000	38,589
Encompass Health Corp 4.75% 2/1/2030		366,000	354,633
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		285,000	274,638
HCA Inc 2.375% 7/15/2031		775,000	660,655
HCA Inc 3.5% 7/15/2051		553,000	372,576
HCA Inc 3.5% 9/1/2030		3,086,000	2,868,804
HCA Inc 4.125% 6/15/2029		4,145,000	4,022,022
HCA Inc 4.5% 2/15/2027		709,000	706,271
HCA Inc 4.625% 3/15/2052		1,245,000	1,011,860
HCA Inc 5% 3/1/2028		290,000	292,348
HCA Inc 5.2% 6/1/2028		1,500,000	1,518,262
HCA Inc 5.25% 6/15/2026		542,000	544,209
HCA Inc 5.25% 6/15/2049		510,000	457,911
HCA Inc 5.375% 9/1/2026		690,000	694,536
HCA Inc 5.45% 4/1/2031		5,084,000	5,176,145
HCA Inc 5.45% 9/15/2034		180,000	179,386
HCA Inc 5.5% 6/15/2047		740,000	693,003
HCA Inc 5.6% 4/1/2034		510,000	514,443
HCA Inc 5.625% 9/1/2028		1,859,000	1,899,089
HCA Inc 5.875% 2/15/2026		1,135,000	1,139,895
HCA Inc 5.9% 6/1/2053		534,000	520,795
HCA Inc 5.95% 9/15/2054		520,000	510,319
HCA Inc 6% 4/1/2054		110,000	108,878
HCA Inc 7.75% 7/15/2036		2,675,000	3,085,197
HealthEquity Inc 4.5% 10/1/2029 (c)		45,000	42,713
Humana Inc 5.375% 4/15/2031		266,000	268,281
Icon Investments Six DAC 5.809% 5/8/2027		800,000	816,863
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,270,000	3,876,511
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	660,366
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	197,830
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	341,597
Methodist Hospital/The 2.705% 12/1/2050		820,000	524,588
ModivCare Inc 5% 10/1/2029 (c)		1,062,000	385,187
Molina Healthcare Inc 3.875% 11/15/2030 (c)		100,000	90,040
Molina Healthcare Inc 3.875% 5/15/2032 (c)		155,000	136,146
Molina Healthcare Inc 6.25% 1/15/2033 (c)		855,000	844,940
Mount Sinai Hospital/The 3.737% 7/1/2049		460,000	312,831
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	512,702
New York and Presbyterian Hospital/The 4.063% 8/1/2056		390,000	322,059
NYU Langone Hospitals 4.368% 7/1/2047		810,000	715,511
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,394,378
Orlando Health Obligated Grp 5.475% 10/1/2035		970,000	1,003,655
Owens & Minor Inc 4.5% 3/31/2029 (c)		255,000	223,797
Owens & Minor Inc 6.625% 4/1/2030 (c)		134,000	123,470
PeaceHealth Obligated Group 1.375% 11/15/2025		165,000	161,022
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		170,000	164,567
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,282,834
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	681,356
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,190,660
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	175,185
Quest Diagnostics Inc 2.95% 6/30/2030		54,000	49,543
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,814,376
Quest Diagnostics Inc 5.75% 1/30/2040		93,000	92,931
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	163,912
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		299,689	298,191
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,581,623
Select Medical Corp 6.25% 12/1/2032 (c)		720,000	716,379
Sentara Health 2.927% 11/1/2051		565,000	378,784
Stanford Health Care 3.027% 8/15/2051		680,000	467,071
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		165,000	165,048
Sutter Health 4.091% 8/15/2048		780,000	654,092
Tenet Healthcare Corp 4.25% 6/1/2029		1,613,000	1,522,127
Tenet Healthcare Corp 4.375% 1/15/2030		300,000	282,114
Tenet Healthcare Corp 4.625% 6/15/2028		2,684,000	2,593,220
Tenet Healthcare Corp 5.125% 11/1/2027		2,570,000	2,540,100
Tenet Healthcare Corp 6.125% 6/15/2030		688,000	689,199
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,725,774
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,507,658
UnitedHealth Group Inc 3.125% 5/15/2060		277,000	171,009
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,556,684
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	24,496
UnitedHealth Group Inc 3.875% 8/15/2059		459,000	333,607
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	14,140
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	644,036
UnitedHealth Group Inc 4.25% 6/15/2048		672,000	554,754
UnitedHealth Group Inc 4.5% 4/15/2033		3,770,000	3,641,859
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	99,699
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,492,969
UnitedHealth Group Inc 5.05% 4/15/2053		1,087,000	999,566
UnitedHealth Group Inc 5.15% 7/15/2034		1,900,000	1,913,533
UnitedHealth Group Inc 5.2% 4/15/2063		8,010,000	7,348,317
UnitedHealth Group Inc 5.375% 4/15/2054		355,000	340,934
UnitedHealth Group Inc 5.75% 7/15/2064		475,000	474,533
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	867,335
UnitedHealth Group Inc 5.875% 2/15/2053		368,000	380,035
UPMC 5.035% 5/15/2033		800,000	805,553
UPMC 5.377% 5/15/2043		655,000	662,193
			213,217,633
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		230,000	228,630
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,219,143
IQVIA Inc 6.5% 5/15/2030 (c)		210,000	215,230
			3,663,003
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,080,927
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		347,000	324,178
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		330,000	317,095
Illumina Inc 4.65% 9/9/2026		4,500,000	4,498,921
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	449,907
			6,671,028
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		136,000	135,320
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		580,000	503,150
Bausch Health Cos Inc 5% 1/30/2028 (c)		25,000	19,687
Bausch Health Cos Inc 5% 2/15/2029 (c)		400,000	280,000
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		825,000	532,678
Bausch Health Cos Inc 5.25% 2/15/2031 (c)		4,796,000	2,961,530
Bausch Health Cos Inc 5.5% 11/1/2025 (c)		596,000	594,510
Bausch Health Cos Inc 5.75% 8/15/2027 (c)		178,000	169,323
Bausch Health Cos Inc 6.25% 2/15/2029 (c)		225,000	162,000
Bausch Health Cos Inc 7% 1/15/2028 (c)		375,000	301,875
Bausch Health Cos Inc 9% 12/15/2025 (c)		100,000	99,500
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	282,065
Bristol-Myers Squibb Co 3.7% 3/15/2052		1,949,000	1,464,773
Bristol-Myers Squibb Co 3.9% 3/15/2062		260,000	192,743
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	267,596
Bristol-Myers Squibb Co 5.55% 2/22/2054		1,835,000	1,842,884
Bristol-Myers Squibb Co 5.65% 2/22/2064		1,010,000	1,013,247
Bristol-Myers Squibb Co 6.4% 11/15/2063		50,000	55,469
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		1,693,000	1,724,793
Eli Lilly & Co 4.15% 3/15/2059		146,000	119,572
Eli Lilly & Co 4.6% 8/14/2034		3,066,000	3,021,747
Eli Lilly & Co 4.7% 2/9/2034		1,179,000	1,168,639
Eli Lilly & Co 4.95% 2/27/2063		320,000	298,665
Haleon US Capital LLC 3.375% 3/24/2027		250,000	244,533
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,202,037
Jazz Securities DAC 4.375% 1/15/2029 (c)		95,000	91,105
Merck & Co Inc 2.9% 12/10/2061		140,000	83,996
Merck & Co Inc 3.4% 3/7/2029		1,400,000	1,349,823
Merck & Co Inc 4% 3/7/2049		200,000	163,650
Mylan Inc 5.2% 4/15/2048		910,000	758,825
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		690,000	656,346
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		1,210,000	1,102,583
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		200,000	190,853
Perrigo Finance Unlimited Co 6.125% 9/30/2032		245,000	245,000
Pfizer Inc 2.7% 5/28/2050		493,000	312,593
Pfizer Inc 3.9% 3/15/2039		86,000	75,148
Pfizer Inc 4.1% 9/15/2038		87,000	78,353
Pfizer Inc 4.3% 6/15/2043		117,000	103,174
Pfizer Inc 4.4% 5/15/2044		280,000	249,050
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033		464,000	459,602
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		365,000	352,924
Roche Holdings Inc 4.79% 3/8/2029 (c)		250,000	253,811
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,862,329
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	584,676
Viatris Inc 2.3% 6/22/2027		120,000	113,158
Viatris Inc 3.85% 6/22/2040		12,410,000	9,465,131
Wyeth LLC 5.95% 4/1/2037		32,000	34,142
Zoetis Inc 2% 5/15/2030		173,000	151,867
Zoetis Inc 5.6% 11/16/2032		141,000	147,837
			40,544,312
TOTAL HEALTH CARE			323,709,372

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 2.196% 2/4/2026		29,899,000	29,174,918
Boeing Co 2.25% 6/15/2026		810,000	783,996
Boeing Co 2.7% 2/1/2027		246,000	236,555
Boeing Co 2.75% 2/1/2026		5,950,000	5,837,283
Boeing Co 3.1% 5/1/2026		553,000	543,055
Boeing Co 3.25% 2/1/2035		2,030,000	1,674,068
Boeing Co 3.375% 6/15/2046		1,375,000	934,048
Boeing Co 3.6% 5/1/2034		1,235,000	1,067,577
Boeing Co 3.625% 2/1/2031		500,000	462,003
Boeing Co 3.9% 5/1/2049		985,000	713,764
Boeing Co 5.04% 5/1/2027		4,200,000	4,215,348
Boeing Co 5.15% 5/1/2030		4,430,000	4,435,255
Boeing Co 5.705% 5/1/2040		2,210,000	2,174,310
Boeing Co 5.805% 5/1/2050		3,295,000	3,178,282
Boeing Co 5.93% 5/1/2060		9,553,000	9,143,836
Boeing Co 6.259% 5/1/2027		524,000	538,298
Boeing Co 6.298% 5/1/2029		4,226,000	4,427,705
Boeing Co 6.388% 5/1/2031		1,617,000	1,722,765
Boeing Co 6.528% 5/1/2034		3,222,000	3,451,566
Boeing Co 6.858% 5/1/2054		2,554,000	2,813,688
Boeing Co 7.008% 5/1/2064		2,155,000	2,387,383
BWX Technologies Inc 4.125% 4/15/2029 (c)		442,000	414,386
BWX Technologies Inc 4.125% 6/30/2028 (c)		220,000	208,944
Goat Holdco LLC 6.75% 2/1/2032 (c)		185,000	184,920
HEICO Corp 5.25% 8/1/2028		1,220,000	1,243,723
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	4,888,815
Howmet Aerospace Inc 5.95% 2/1/2037		575,000	607,652
Howmet Aerospace Inc 6.75% 1/15/2028		345,000	364,704
Huntington Ingalls Industries Inc 5.353% 1/15/2030		6,295,000	6,333,950
L3Harris Technologies Inc 1.8% 1/15/2031		222,000	187,842
L3Harris Technologies Inc 4.854% 4/27/2035		221,000	213,754
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,072,860
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	119,936
Lockheed Martin Corp 1.85% 6/15/2030		111,000	96,731
Lockheed Martin Corp 4.15% 6/15/2053		290,000	238,146
Lockheed Martin Corp 4.5% 5/15/2036		146,000	140,227
Lockheed Martin Corp 4.7% 12/15/2031		1,150,000	1,149,034
Lockheed Martin Corp 4.7% 5/15/2046		145,000	132,930
Moog Inc 4.25% 12/15/2027 (c)		360,000	346,592
Northrop Grumman Corp 4.03% 10/15/2047		648,000	524,450
Northrop Grumman Corp 4.75% 6/1/2043		545,000	500,303
Northrop Grumman Corp 4.95% 3/15/2053		584,000	536,857
Northrop Grumman Corp 5.2% 6/1/2054		130,000	123,961
RTX Corp 1.9% 9/1/2031		210,000	175,484
RTX Corp 2.375% 3/15/2032		1,000,000	849,604
RTX Corp 3.03% 3/15/2052		200,000	130,394
RTX Corp 4.125% 11/16/2028		490,000	482,945
RTX Corp 4.5% 6/1/2042		138,000	122,752
RTX Corp 5.15% 2/27/2033		186,000	187,898
RTX Corp 5.375% 2/27/2053		126,000	122,742
RTX Corp 6.4% 3/15/2054		100,000	111,678
RTX Corp 6.7% 8/1/2028		937,000	995,936
Textron Inc 2.45% 3/15/2031		3,245,000	2,819,743
Textron Inc 3% 6/1/2030		550,000	502,075
TransDigm Inc 6% 1/15/2033 (c)		720,000	712,833
TransDigm Inc 6.375% 3/1/2029 (c)		845,000	856,136
TransDigm Inc 6.625% 3/1/2032 (c)		550,000	560,441
			110,177,081
Air Freight & Logistics - 0.0%
Cargo Aircraft Management Inc 4.75% 2/1/2028 (c)		160,000	159,702
GXO Logistics Inc 6.25% 5/6/2029		800,000	828,061
Rand Parent LLC 8.5% 2/15/2030 (c)		215,000	220,884
			1,208,647
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		500,000	493,625
Builders FirstSource Inc 4.25% 2/1/2032 (c)		915,000	827,946
Builders FirstSource Inc 5% 3/1/2030 (c)		195,000	187,720
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,580,622
Carrier Global Corp 4.5% 11/29/2032	EUR	300,000	335,484
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,685,807
Carrier Global Corp 6.2% 3/15/2054		392,000	426,489
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		982,000	993,462
Griffon Corp 5.75% 3/1/2028		431,000	427,070
JELD-WEN Inc 4.875% 12/15/2027 (c)		1,207,000	1,137,923
Masterbrand Inc 7% 7/15/2032 (c)		320,000	325,717
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		465,000	473,877
Owens Corning 3.95% 8/15/2029		1,305,000	1,264,504
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		600,000	607,661
Standard Industries Inc/NY 3.375% 1/15/2031 (c)		92,000	80,763
Standard Industries Inc/NY 4.375% 7/15/2030 (c)		716,000	668,938
Standard Industries Inc/NY 4.75% 1/15/2028 (c)		3,618,000	3,537,085
Standard Industries Inc/NY 5% 2/15/2027 (c)		10,000	9,906
			16,064,599
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (c)		462,000	425,714
ADT Security Corp/The 4.125% 8/1/2029 (c)		348,000	328,591
ADT Security Corp/The 4.875% 7/15/2032 (c)		853,000	804,557
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	377,397
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,175,000	1,112,952
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		170,000	175,311
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		1,030,000	981,827
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		520,000	494,570
Artera Services LLC 8.5% 2/15/2031 (c)		1,180,000	1,181,095
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		160,000	162,955
Clean Harbors Inc 6.375% 2/1/2031 (c)		45,000	45,627
CoreCivic Inc 8.25% 4/15/2029		115,000	121,911
GEO Group Inc/The 8.625% 4/15/2029		130,000	137,618
GFL Environmental Inc 4% 8/1/2028 (c)		325,000	308,302
GFL Environmental Inc 4.75% 6/15/2029 (c)		463,000	445,067
GFL Environmental Inc 6.75% 1/15/2031 (c)		655,000	679,261
Madison IAQ LLC 4.125% 6/30/2028 (c)		605,000	578,092
Pitney Bowes Inc 6.875% 3/15/2027 (c)		55,000	55,175
Pitney Bowes Inc 7.25% 3/15/2029 (c)		110,000	110,281
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (c)		385,000	365,811
Republic Services Inc 1.45% 2/15/2031		58,000	48,199
Republic Services Inc 2.375% 3/15/2033		3,000	2,493
Rollins Inc 5.25% 2/24/2035 (c)		145,000	146,204
Waste Management Inc 3.875% 1/15/2029 (c)		530,000	516,520
Waste Pro USA Inc 7% 2/1/2033 (c)		110,000	111,375
Williams Scotsman Inc 4.625% 8/15/2028 (c)		110,000	106,893
Williams Scotsman Inc 6.625% 6/15/2029 (c)		1,425,000	1,451,575
Williams Scotsman Inc 7.375% 10/1/2031 (c)		260,000	270,852
			11,546,225
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		1,175,000	1,173,199
Arcosa Inc 4.375% 4/15/2029 (c)		65,000	61,498
Dycom Industries Inc 4.5% 4/15/2029 (c)		492,000	466,445
MasTec Inc 4.5% 8/15/2028 (c)		297,000	290,857
MasTec Inc 5.9% 6/15/2029		610,000	625,981
MasTec Inc 6.625% 8/15/2029 (c)		43,000	42,731
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (c)		900,000	947,387
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,041,660
Quanta Services Inc 5.25% 8/9/2034		680,000	674,874
			5,324,632
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (c)		31,000	30,090
EnerSys 6.625% 1/15/2032 (c)		230,000	236,743
Regal Rexnord Corp 6.05% 4/15/2028		500,000	511,354
Regal Rexnord Corp 6.4% 4/15/2033		49,000	50,954
Sensata Technologies BV 4% 4/15/2029 (c)		370,000	344,026
Vertiv Group Corp 4.125% 11/15/2028 (c)		280,000	269,183
WESCO Distribution Inc 6.375% 3/15/2029 (c)		565,000	574,779
WESCO Distribution Inc 6.375% 3/15/2033 (c)		185,000	186,723
WESCO Distribution Inc 6.625% 3/15/2032 (c)		605,000	617,868
WESCO Distribution Inc 7.25% 6/15/2028 (c)		1,025,000	1,042,694
			3,864,414
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (c)		58,000	54,047
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		379,000	371,660
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (c)		120,000	122,110
Burlington Northern Santa Fe LLC 2.875% 6/15/2052		333,000	216,250
Burlington Northern Santa Fe LLC 3.05% 2/15/2051		377,000	256,563
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		166,000	124,909
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	65,197
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,055,619
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		150,000	151,525
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		1,490,000	1,515,519
Burlington Northern Santa Fe LLC 6.15% 5/1/2037		21,000	23,094
Burlington Northern Santa Fe LLC 7.082% 5/13/2029		2,000	2,206
CSX Corp 4.5% 11/15/2052		45,000	39,240
CSX Corp 6.15% 5/1/2037		1,475,000	1,605,278
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		560,000	564,586
Norfolk Southern Corp 3.95% 10/1/2042		105,000	87,155
Norfolk Southern Corp 4.05% 8/15/2052		29,000	23,043
RXO Inc 7.5% 11/15/2027 (c)		150,000	153,938
Uber Technologies Inc 4.8% 9/15/2034		2,710,000	2,642,006
Uber Technologies Inc 5.35% 9/15/2054		90,000	85,661
Union Pacific Corp 2.973% 9/16/2062		230,000	138,492
Union Pacific Corp 3.5% 2/14/2053		135,000	98,853
Union Pacific Corp 3.55% 5/20/2061		279,000	194,986
Union Pacific Corp 3.6% 9/15/2037		1,015,000	876,890
Union Pacific Corp 3.75% 2/5/2070		392,000	273,949
XPO Inc 6.25% 6/1/2028 (c)		213,000	215,449
XPO Inc 7.125% 2/1/2032 (c)		850,000	882,609
XPO Inc 7.125% 6/1/2031 (c)		645,000	667,986
			12,508,820
Industrial Conglomerates - 0.0%
Honeywell International Inc 3.812% 11/21/2047		161,000	126,876
Honeywell International Inc 5.25% 3/1/2054		330,000	318,238
			445,114
Machinery - 0.1%
Allison Transmission Inc 3.75% 1/30/2031 (c)		86,000	77,311
Allison Transmission Inc 4.75% 10/1/2027 (c)		7,000	6,868
Allison Transmission Inc 5.875% 6/1/2029 (c)		326,000	325,590
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,007,183
Caterpillar Inc 3.25% 4/9/2050		336,000	240,839
Chart Industries Inc 7.5% 1/1/2030 (c)		919,000	960,180
Eaton Corp 4.15% 11/2/2042		73,000	63,533
Eaton Corp 4.15% 3/15/2033		95,000	90,945
Esab Corp 6.25% 4/15/2029 (c)		443,000	450,093
Flowserve Corp 2.8% 1/15/2032		405,000	350,223
Hillenbrand Inc 3.75% 3/1/2031		291,000	259,031
IDEX Corp 4.95% 9/1/2029		2,190,000	2,203,337
OT Merger Corp 7.875% 10/15/2029 (c)		750,000	341,283
Parker-Hannifin Corp 4.25% 9/15/2027		160,000	159,334
Parker-Hannifin Corp 6.25% 5/15/2038		12,000	13,188
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,404,266
Terex Corp 5% 5/15/2029 (c)		180,000	173,367
Terex Corp 6.25% 10/15/2032 (c)		240,000	238,461
Trinity Industries Inc 7.75% 7/15/2028 (c)		325,000	339,382
Wabash National Corp 4.5% 10/15/2028 (c)		295,000	266,161
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,462,897
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (g)		10,335,000	10,300,467
Westinghouse Air Brake Technologies Corp 5.611% 3/11/2034		90,000	92,477
			31,826,416
Passenger Airlines - 0.0%
American Airlines 2015-2 Class B Pass Through Trust equipment trust certificate 4% 3/22/2029		51,967	50,210
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029		18,256	17,468
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		324,103	310,132
American Airlines Inc 7.25% 2/15/2028 (c)		80,000	81,802
American Airlines Inc 8.5% 5/15/2029 (c)		185,000	194,943
American Airlines Inc equipment trust certificate 3% 4/15/2030		24,298	22,998
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		225,842	225,606
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (c)		2,340,520	2,327,553
Delta Air Lines 2015-1 Class AA Pass Through Trust equipment trust certificate 3.625% 1/30/2029		70,286	68,652
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029		222,933	208,731
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		147,650	137,315
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		230,000	243,479
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,383,004	1,217,645
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (c)		230,900	232,480
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,390,495
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		514,948	478,022
United Airlines 2013-1 Class A Pass Through Trust equipment trust certificate 4.3% 2/15/2027		9,569	9,539
United Airlines 2014-1 Class A Pass Through Trust equipment trust certificate 4% 10/11/2027		52,516	51,966
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		158,218	156,207
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030		23,566	22,470
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/2030		18,706	17,538
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/2030		33,542	31,501
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/2027		23,227	22,945
United Airlines 2018-1 Class A Pass Through Trust 3.7% 9/1/2031		26,269	24,954
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		811,511	772,012
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033		38,208	36,153
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/2033		32,222	31,014
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		433,459	387,880
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,254,541	2,310,062
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		610,639	620,872
United Airlines Inc 4.375% 4/15/2026 (c)		2,190,000	2,162,304
United Airlines Inc 4.625% 4/15/2029 (c)		905,000	872,436
			18,737,384
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		140,000	142,895
Booz Allen Hamilton Inc 3.875% 9/1/2028 (c)		320,000	304,738
Booz Allen Hamilton Inc 4% 7/1/2029 (c)		45,000	42,401
Equifax Inc 2.35% 9/15/2031		250,000	214,503
Equifax Inc 4.8% 9/15/2029		4,000,000	4,004,513
Leidos Inc 5.4% 3/15/2032		987,000	999,319
TriNet Group Inc 3.5% 3/1/2029 (c)		165,000	151,317
TriNet Group Inc 7.125% 8/15/2031 (c)		110,000	112,609
			5,972,295
Trading Companies & Distributors - 0.1%
Air Lease Corp 3% 2/1/2030		2,000,000	1,834,162
Air Lease Corp 3.375% 7/1/2025		7,608,000	7,575,168
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,025,692
Air Lease Corp 5.85% 12/15/2027		970,000	1,000,625
Alta Equipment Group Inc 9% 6/1/2029 (c)		1,075,000	997,827
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		510,000	524,567
Dcli Bidco LLC 7.75% 11/15/2029 (c)		475,000	495,900
Ferguson Enterprises Inc 5% 10/3/2034		840,000	822,414
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)		180,000	174,679
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		230,000	235,358
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		165,000	173,792
GATX Corp 6.05% 6/5/2054		97,000	99,385
H&E Equipment Services Inc 3.875% 12/15/2028 (c)		2,900,000	2,899,366
Herc Holdings Inc 5.5% 7/15/2027 (c)		372,000	369,595
Herc Holdings Inc 6.625% 6/15/2029 (c)		135,000	136,908
United Rentals North America Inc 3.75% 1/15/2032		825,000	738,153
United Rentals North America Inc 3.875% 2/15/2031		200,000	182,798
United Rentals North America Inc 4% 7/15/2030		175,000	162,888
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,775,522
United Rentals North America Inc 6.125% 3/15/2034 (c)		855,000	864,655
			24,089,454
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (c)		490,000	496,319
TOTAL INDUSTRIALS			242,261,400

Information Technology - 0.4%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (c)		64,000	57,570
CommScope Technologies LLC 5% 3/15/2027 (c)		43,000	40,512
Hughes Satellite Systems Corp 6.625% 8/1/2026		300,000	242,765
Juniper Networks Inc 5.95% 3/15/2041		57,000	57,789
Motorola Solutions Inc 2.75% 5/24/2031		175,000	154,670
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,075,155
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,904,423
Motorola Solutions Inc 5.6% 6/1/2032		177,000	182,921
Viasat Inc 5.625% 9/15/2025 (c)		180,000	178,712
Viavi Solutions Inc 3.75% 10/1/2029 (c)		230,000	210,813
			4,105,330
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,125,141
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,031,126
Coherent Corp 5% 12/15/2029 (c)		883,000	851,988
Corning Inc 3.9% 11/15/2049		35,000	27,075
Corning Inc 5.35% 11/15/2048		146,000	141,014
CPI CG Inc 10% 7/15/2029 (c)		60,000	64,760
Dell International LLC / EMC Corp 8.1% 7/15/2036		102,000	122,962
Dell International LLC / EMC Corp 8.35% 7/15/2046		123,000	159,521
Imola Merger Corp 4.75% 5/15/2029 (c)		517,000	497,370
Insight Enterprises Inc 6.625% 5/15/2032 (c)		415,000	422,387
Lightning Power LLC 7.25% 8/15/2032 (c)		110,000	114,315
Sensata Technologies Inc 3.75% 2/15/2031 (c)		621,000	549,792
Sensata Technologies Inc 4.375% 2/15/2030 (c)		200,000	186,381
Sensata Technologies Inc 6.625% 7/15/2032 (c)		200,000	203,389
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,644,980
TD SYNNEX Corp 6.1% 4/12/2034		300,000	315,019
Teledyne Technologies Inc 2.25% 4/1/2028		580,000	541,094
Teledyne Technologies Inc 2.75% 4/1/2031		4,505,000	4,006,397
TTM Technologies Inc 4% 3/1/2029 (c)		130,000	121,784
			20,126,495
IT Services - 0.0%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,258,658
Accenture Capital Inc 4.5% 10/4/2034		370,000	358,990
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		60,000	55,197
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		125,000	124,063
Arches Buyer Inc 4.25% 6/1/2028 (c)		128,000	120,041
ASGN Inc 4.625% 5/15/2028 (c)		110,000	105,474
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	697,518
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,665,410
Gartner Inc 3.625% 6/15/2029 (c)		1,389,000	1,306,583
Gartner Inc 3.75% 10/1/2030 (c)		105,000	97,233
Gartner Inc 4.5% 7/1/2028 (c)		2,023,000	1,978,661
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	929,096
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,979,325
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		330,000	305,847
			17,982,096
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 6.625% 9/15/2027 (c)		606,000	607,002
Broadcom Inc 1.95% 2/15/2028 (c)		1,620,000	1,507,011
Broadcom Inc 2.45% 2/15/2031 (c)		12,454,000	10,940,902
Broadcom Inc 2.6% 2/15/2033 (c)		6,229,000	5,271,670
Broadcom Inc 3.137% 11/15/2035 (c)		5,680,000	4,735,117
Broadcom Inc 3.187% 11/15/2036 (c)		3,757,000	3,093,509
Broadcom Inc 3.419% 4/15/2033 (c)		4,197,000	3,746,165
Broadcom Inc 3.469% 4/15/2034 (c)		3,710,000	3,278,959
Broadcom Inc 3.5% 2/15/2041 (c)		12,531,000	10,006,420
Broadcom Inc 4% 4/15/2029 (c)		2,785,000	2,715,624
Broadcom Inc 4.15% 2/15/2028		2,895,000	2,865,386
Broadcom Inc 4.35% 2/15/2030		6,140,000	6,038,947
Broadcom Inc 4.55% 2/15/2032		124,000	121,380
Broadcom Inc 4.8% 10/15/2034		1,203,000	1,177,805
Broadcom Inc 4.8% 4/15/2028		850,000	855,685
Broadcom Inc 4.926% 5/15/2037 (c)		130,000	126,098
Broadcom Inc 5.05% 4/15/2030		720,000	730,717
Broadcom Inc 5.05% 7/12/2027		600,000	607,304
Broadcom Inc 5.05% 7/12/2029		3,000,000	3,041,505
Broadcom Inc 5.15% 11/15/2031		130,000	132,242
Broadcom Inc 5.2% 4/15/2032		1,360,000	1,383,981
Entegris Inc 3.625% 5/1/2029 (c)		324,000	300,352
Entegris Inc 4.375% 4/15/2028 (c)		325,000	313,194
Entegris Inc 5.95% 6/15/2030 (c)		773,000	774,507
Foundry JV Holdco LLC 5.5% 1/25/2031 (c)		2,675,000	2,723,737
Foundry JV Holdco LLC 5.9% 1/25/2033 (c)		300,000	309,387
Foundry JV Holdco LLC 6.1% 1/25/2036 (c)		200,000	208,268
Foundry JV Holdco LLC 6.15% 1/25/2032 (c)		1,600,000	1,676,743
Foundry JV Holdco LLC 6.2% 1/25/2037 (c)		200,000	210,072
Intel Corp 1.6% 8/12/2028		2,000,000	1,798,859
Intel Corp 2% 8/12/2031		1,050,000	875,068
Intel Corp 3.05% 8/12/2051		219,000	133,225
Intel Corp 3.1% 2/15/2060		276,000	156,819
Intel Corp 3.734% 12/8/2047		500,000	355,710
Intel Corp 4.1% 5/11/2047		400,000	302,911
Intel Corp 4.9% 8/5/2052		215,000	180,160
Intel Corp 5.05% 8/5/2062		89,000	74,394
Intel Corp 5.7% 2/10/2053		375,000	352,480
Intel Corp 5.9% 2/10/2063		465,000	445,968
KLA Corp 3.3% 3/1/2050		252,000	179,589
KLA Corp 4.65% 7/15/2032		130,000	129,578
Lam Research Corp 3.125% 6/15/2060		183,000	116,697
Marvell Technology Inc 2.95% 4/15/2031		100,000	89,616
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,517,136
NVIDIA Corp 1.55% 6/15/2028		73,000	67,214
NVIDIA Corp 2.85% 4/1/2030		222,000	206,710
NVIDIA Corp 3.5% 4/1/2050		133,000	102,477
NVIDIA Corp 3.7% 4/1/2060		30,000	22,989
ON Semiconductor Corp 3.875% 9/1/2028 (c)		321,000	303,651
Qorvo Inc 4.375% 10/15/2029		290,000	277,397
QUALCOMM Inc 4.5% 5/20/2052		65,000	56,110
Synaptics Inc 4% 6/15/2029 (c)		290,000	268,434
Teledyne FLIR LLC 2.5% 8/1/2030		1,215,000	1,082,226
Texas Instruments Inc 2.7% 9/15/2051		267,000	168,603
Texas Instruments Inc 3.875% 3/15/2039		47,000	41,720
Texas Instruments Inc 4.1% 8/16/2052		109,000	89,211
Texas Instruments Inc 4.15% 5/15/2048		8,000	6,711
Texas Instruments Inc 5.05% 5/18/2063		406,000	379,176
Texas Instruments Inc 5.15% 2/8/2054		780,000	755,013
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(j)(m)		210,241	204,733
			80,240,274
Software - 0.1%
AppLovin Corp 5.125% 12/1/2029		3,800,000	3,835,735
AppLovin Corp 5.375% 12/1/2031		11,044,000	11,271,322
AppLovin Corp 5.5% 12/1/2034		270,000	274,257
AppLovin Corp 5.95% 12/1/2054		1,166,000	1,189,765
Cadence Design Systems Inc 4.3% 9/10/2029		355,000	350,800
Clarivate Science Holdings Corp 3.875% 7/1/2028 (c)		352,000	330,338
Crowdstrike Holdings Inc 3% 2/15/2029		125,000	115,356
Elastic NV 4.125% 7/15/2029 (c)		440,000	415,230
Ellucian Holdings Inc 6.5% 12/1/2029 (c)		60,000	60,378
Fair Isaac Corp 4% 6/15/2028 (c)		500,000	478,568
Gen Digital Inc 6.25% 4/1/2033 (c)		575,000	575,707
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		150,000	151,272
Intuit Inc 1.35% 7/15/2027		200,000	186,907
Microsoft Corp 2.5% 9/15/2050		241,000	151,971
Microsoft Corp 2.921% 3/17/2052		395,000	270,661
NCR Voyix Corp 5% 10/1/2028 (c)		382,000	370,444
NCR Voyix Corp 5.125% 4/15/2029 (c)		220,000	211,462
Oracle Corp 2.3% 3/25/2028		1,678,000	1,572,315
Oracle Corp 2.8% 4/1/2027		1,465,000	1,414,460
Oracle Corp 3.6% 4/1/2050		849,000	606,070
Oracle Corp 3.65% 3/25/2041		255,000	201,965
Oracle Corp 3.85% 4/1/2060		152,000	107,005
Oracle Corp 3.85% 7/15/2036		51,000	44,482
Oracle Corp 3.9% 5/15/2035		45,000	40,236
Oracle Corp 3.95% 3/25/2051		1,040,000	783,781
Oracle Corp 4% 7/15/2046		525,000	412,286
Oracle Corp 4.1% 3/25/2061		210,000	154,164
Oracle Corp 4.125% 5/15/2045		1,025,000	828,882
Oracle Corp 4.2% 9/27/2029		8,000,000	7,845,544
Oracle Corp 4.3% 7/8/2034		16,000	14,990
Oracle Corp 4.375% 5/15/2055		391,000	311,922
Oracle Corp 4.8% 8/3/2028		13,720,000	13,838,972
Oracle Corp 5.5% 9/27/2064		485,000	451,747
Oracle Corp 5.55% 2/6/2053		755,000	722,614
Oracle Corp 6% 8/3/2055		1,114,000	1,138,025
Oracle Corp 6.125% 8/3/2065		2,686,000	2,741,861
Oracle Corp 6.9% 11/9/2052		447,000	508,369
RingCentral Inc 8.5% 8/15/2030 (c)		378,000	398,830
Roper Technologies Inc 1.75% 2/15/2031		200,000	167,937
Roper Technologies Inc 4.75% 2/15/2032		160,000	158,573
Roper Technologies Inc 4.9% 10/15/2034		630,000	619,550
Servicenow Inc 1.4% 9/1/2030		1,005,000	848,630
SS&C Technologies Inc 5.5% 9/30/2027 (c)		1,336,000	1,330,287
VMware LLC 1.8% 8/15/2028		1,400,000	1,274,594
VMware LLC 3.9% 8/21/2027		500,000	490,941
VMware LLC 4.65% 5/15/2027		141,000	141,315
Workday Inc 3.5% 4/1/2027		405,000	396,784
Workday Inc 3.7% 4/1/2029		1,400,000	1,351,362
			61,158,666
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.65% 2/8/2051		497,000	316,591
Apple Inc 2.7% 8/5/2051		775,000	495,664
Apple Inc 3.25% 2/23/2026		330,000	326,581
Apple Inc 3.75% 11/13/2047		29,000	23,427
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (d)		192,000	202,871
Seagate HDD Cayman 3.125% 7/15/2029		64,000	56,567
Seagate HDD Cayman 4.091% 6/1/2029		96,000	91,100
Seagate HDD Cayman 4.125% 1/15/2031		106,000	96,302
Seagate HDD Cayman 8.25% 12/15/2029		848,000	907,987
Seagate HDD Cayman 8.5% 7/15/2031		12,000	12,903
Seagate HDD Cayman 9.625% 12/1/2032		102,965	116,676
Xerox Holdings Corp 8.875% 11/30/2029 (c)		180,000	148,536
			2,795,205
TOTAL INFORMATION TECHNOLOGY			186,408,066

Materials - 0.3%
Chemicals - 0.1%
Avient Corp 6.25% 11/1/2031 (c)		120,000	120,339
Avient Corp 7.125% 8/1/2030 (c)		307,000	316,345
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (c)		240,000	237,219
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)		240,000	221,582
Celanese US Holdings LLC 6.6% 11/15/2028 (d)		4,508,000	4,678,943
Celanese US Holdings LLC 6.629% 7/15/2032 (d)		400,000	417,271
Celanese US Holdings LLC 6.8% 11/15/2030 (d)		3,406,000	3,593,417
Celanese US Holdings LLC 6.95% 11/15/2033 (d)		1,991,000	2,128,988
CF Industries Inc 4.95% 6/1/2043		422,000	379,445
Chemours Co/The 4.625% 11/15/2029 (c)		640,000	568,639
Chemours Co/The 5.75% 11/15/2028 (c)		398,000	377,580
DuPont de Nemours Inc 4.725% 11/15/2028		5,610,000	5,650,102
DuPont de Nemours Inc 5.319% 11/15/2038		121,000	125,855
DuPont de Nemours Inc 5.419% 11/15/2048		590,000	611,233
Ecolab Inc 2.125% 8/15/2050		303,000	169,422
EIDP Inc 4.8% 5/15/2033		255,000	251,833
Element Solutions Inc 3.875% 9/1/2028 (c)		186,000	176,826
FMC Corp 3.45% 10/1/2029		1,200,000	1,104,786
FMC Corp 4.5% 10/1/2049		1,495,000	1,143,898
FMC Corp 5.65% 5/18/2033		5,650,000	5,618,386
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		3,430,000	2,966,790
International Flavors & Fragrances Inc 3.468% 12/1/2050 (c)		915,000	620,110
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		143,325	128,478
LSB Industries Inc 6.25% 10/15/2028 (c)		120,000	117,771
LYB International Finance BV 4.875% 3/15/2044		275,000	242,999
LYB International Finance BV 5.25% 7/15/2043		450,000	417,275
LYB International Finance III LLC 3.375% 10/1/2040		668,000	504,164
Mativ Holdings Inc 8% 10/1/2029 (c)		125,000	115,771
Methanex US Operations Inc 6.25% 3/15/2032 (c)		180,000	180,380
Olin Corp 5% 2/1/2030		195,000	185,591
Olin Corp 5.125% 9/15/2027		700,000	699,065
Olin Corp 5.625% 8/1/2029		195,000	191,610
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		200,000	210,497
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,603,666
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	559,222
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		525,000	494,169
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,718
Tronox Inc 4.625% 3/15/2029 (c)		290,000	259,517
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		410,000	399,664
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		235,000	239,496
			39,087,062
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (c)		598,000	582,697
Knife River Corp 7.75% 5/1/2031 (c)		292,000	306,083
Martin Marietta Materials Inc 2.4% 7/15/2031		765,000	664,005
Martin Marietta Materials Inc 2.5% 3/15/2030		400,000	359,683
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,444,281
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		1,750,000	1,775,393
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		500,000	507,615
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		505,000	500,778
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		200,000	214,784
VM Consolidated Inc 5.5% 4/15/2029 (c)		180,000	175,950
			6,531,269
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)		280,000	255,214
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		85,000	84,583
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (c)		834,000	754,770
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		725,000	370,257
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		825,000	421,328
Ball Corp 2.875% 8/15/2030		55,000	48,245
Ball Corp 3.125% 9/15/2031		395,000	343,170
Ball Corp 6% 6/15/2029		2,079,000	2,113,905
Berry Global Inc 1.57% 1/15/2026		1,675,000	1,630,769
Berry Global Inc 4.875% 7/15/2026 (c)		1,888,000	1,884,478
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,898,193
Berry Global Inc 5.65% 1/15/2034		2,128,000	2,194,715
Berry Global Inc 5.8% 6/15/2031		6,820,000	7,079,721
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		850,000	862,917
Graphic Packaging International LLC 3.5% 3/1/2029 (c)		175,000	162,897
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		295,000	271,413
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		430,000	436,233
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)		642,000	651,736
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (c)		236,000	235,770
Packaging Corp of America 3.05% 10/1/2051		108,000	70,962
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC 4% 10/15/2027 (c)		350,000	350,778
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (c)		2,350,000	2,361,769
Sealed Air Corp 1.573% 10/15/2026 (c)		2,750,000	2,611,240
Sealed Air Corp 4% 12/1/2027 (c)		229,000	221,306
Sealed Air Corp 5% 4/15/2029 (c)		350,000	341,261
Sealed Air Corp 6.5% 7/15/2032 (c)		235,000	240,847
Sealed Air Corp 6.875% 7/15/2033 (c)		210,000	222,708
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)		340,000	343,101
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		215,000	224,550
TriMas Corp 4.125% 4/15/2029 (c)		266,000	249,008
			31,937,844
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (c)		110,000	103,474
Alcoa Nederland Holding BV 6.125% 5/15/2028 (c)		400,000	401,474
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		45,000	46,860
Arsenal AIC Parent LLC 11.5% 10/1/2031 (c)		895,000	1,000,547
Arsenal AIC Parent LLC 8% 10/1/2030 (c)		65,000	67,736
ATI Inc 4.875% 10/1/2029		70,000	67,275
ATI Inc 5.875% 12/1/2027		348,000	348,050
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (c)		162,000	162,733
Carpenter Technology Corp 6.375% 7/15/2028		209,000	209,680
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)		194,000	180,899
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)		110,000	99,137
Cleveland-Cliffs Inc 5.875% 6/1/2027		448,000	447,282
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)		305,000	305,310
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		635,000	638,295
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		105,000	105,446
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		410,000	411,681
Commercial Metals Co 3.875% 2/15/2031		235,000	212,492
Compass Minerals International Inc 6.75% 12/1/2027 (c)		120,000	119,241
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	941,258
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,008,750
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	808,020
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	306,520
Freeport-McMoRan Inc 5.4% 11/14/2034		570,000	574,045
Hecla Mining Co 7.25% 2/15/2028		775,000	783,966
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		512,000	494,067
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		10,810,000	11,027,141
Newmont Corp 2.25% 10/1/2030		2,192,000	1,930,250
Newmont Corp 2.8% 10/1/2029		6,665,000	6,182,717
Newmont Corp 5.45% 6/9/2044		185,000	182,662
Novelis Corp 3.25% 11/15/2026 (c)		245,000	237,681
Novelis Corp 3.875% 8/15/2031 (c)		137,000	120,527
Novelis Inc 6.875% 1/30/2030 (c)		700,000	715,601
Nucor Corp 3.95% 5/1/2028		1,700,000	1,672,093
Roller Bearing Co of America Inc 4.375% 10/15/2029 (c)		30,000	28,516
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	7,915,695
United States Steel Corp 6.875% 3/1/2029		167,000	169,136
Vibrantz Technologies Inc 9% 2/15/2030 (c)		175,000	157,861
			45,184,118
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (c)		85,000	85,382
TOTAL MATERIALS			122,825,675

Real Estate - 0.9%
Diversified REITs - 0.2%
American Assets Trust LP 3.375% 2/1/2031		3,370,000	2,986,030
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		4,924,000	4,282,129
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030		414,000	392,090
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		2,158,000	2,011,750
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		200,000	200,000
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		1,451,000	1,456,464
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026		4,955,000	4,970,926
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		3,928,000	4,000,106
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054		1,128,000	1,144,691
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,114,668
Safehold GL Holdings LLC 2.8% 6/15/2031		146,000	128,253
Safehold GL Holdings LLC 2.85% 1/15/2032		145,000	125,297
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,712,846
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,422,065
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		3,804,000	4,061,661
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (c)		487,000	475,909
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (c)		912,000	871,627
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		780,000	734,301
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)		2,673,000	2,638,086
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (c)		665,000	656,158
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		400,000	397,075
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		1,493,000	1,450,844
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (c)		65,000	64,860
VICI Properties LP 4.375% 5/15/2025		749,000	747,257
VICI Properties LP 4.75% 2/15/2028		7,960,000	7,968,096
VICI Properties LP 4.95% 2/15/2030		8,354,000	8,302,180
VICI Properties LP 5.125% 11/15/2031		1,773,000	1,758,256
VICI Properties LP 5.125% 5/15/2032		3,691,000	3,636,512
VICI Properties LP 5.75% 4/1/2034		855,000	870,978
VICI Properties LP 6.125% 4/1/2054		614,000	625,451
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,689,613
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,455,161
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,203,001
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,796,071
WP Carey Inc 3.85% 7/15/2029		1,725,000	1,663,877
WP Carey Inc 4.25% 10/1/2026		63,000	62,645
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	107,922
			76,184,856
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		33,000	26,028
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	930,713
Alexandria Real Estate Equities Inc 3.95% 1/15/2028		1,500,000	1,474,786
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,581,778
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		5,395,000	5,410,719
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	28,538
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,230,000	4,299,900
Diversified Healthcare Trust 4.375% 3/1/2031		350,000	278,354
Diversified Healthcare Trust 4.75% 2/15/2028		2,717,000	2,422,150
Diversified Healthcare Trust 9.75% 6/15/2025		76,000	76,050
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,015,000	1,843,888
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,274,812
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,628,376
Healthcare Realty Holdings LP 3.875% 5/1/2025		2,215,000	2,210,648
Healthpeak OP LLC 2.125% 12/1/2028		30,000	27,416
Healthpeak OP LLC 3% 1/15/2030		1,679,000	1,549,493
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,360,000	932,569
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,237,447
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		230,000	236,001
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,977,000	5,128,396
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,399,000	3,075,279
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,174,557
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,500,000	1,491,762
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,551,393
Omega Healthcare Investors Inc 5.25% 1/15/2026		5,841,000	5,851,417
Ventas Realty LP 3% 1/15/2030		10,008,000	9,224,983
Ventas Realty LP 3.25% 10/15/2026		6,000	5,873
Ventas Realty LP 3.85% 4/1/2027		518,000	509,912
Ventas Realty LP 4% 3/1/2028		2,712,000	2,664,841
Ventas Realty LP 4.125% 1/15/2026		1,630,000	1,621,047
Ventas Realty LP 4.75% 11/15/2030		13,000,000	12,927,977
Ventas Realty LP 5.625% 7/1/2034		233,000	239,784
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,506,803
Welltower OP LLC 2.75% 1/15/2031		8,865,000	7,921,736
			96,365,426
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		80,000	81,713
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		213,000	208,534
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)		1,400,000	1,418,218
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (c)		334,000	346,122
Service Properties Trust 5.5% 12/15/2027		100,000	97,400
			2,151,987
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	788,296
LXP Industrial Trust 6.75% 11/15/2028		455,000	482,438
Prologis LP 1.75% 7/1/2030		143,000	123,174
Prologis LP 2.125% 10/15/2050		43,000	23,646
Prologis LP 3% 4/15/2050		150,000	100,342
Prologis LP 4.75% 6/15/2033		165,000	162,658
			1,680,554
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		5,210,000	5,121,057
COPT Defense Properties LP 2% 1/15/2029		600,000	534,701
COPT Defense Properties LP 2.25% 3/15/2026		1,820,000	1,770,969
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,345,920
COPT Defense Properties LP 2.9% 12/1/2033		490,000	398,017
Hudson Pacific Properties LP 3.25% 1/15/2030		2,440,000	1,726,229
Hudson Pacific Properties LP 3.95% 11/1/2027		765,000	688,997
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	8,204,765
			23,790,655
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,363,690
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,565,388
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,949,779
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,694,807
Essex Portfolio LP 1.7% 3/1/2028		515,000	472,316
Essex Portfolio LP 2.65% 3/15/2032		115,000	99,294
Essex Portfolio LP 5.5% 4/1/2034		525,000	534,677
Extra Space Storage LP 2.2% 10/15/2030		2,096,000	1,824,766
Extra Space Storage LP 2.35% 3/15/2032		1,925,000	1,615,402
Extra Space Storage LP 3.9% 4/1/2029		610,000	590,365
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)		50,000	52,600
GTP Acquisition Partners I LLC 3.482% 6/15/2050 (c)		105,000	104,562
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	733,580
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	759,764
Howard Hughes Corp/The 4.125% 2/1/2029 (c)		300,000	275,404
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		385,000	343,276
Howard Hughes Corp/The 5.375% 8/1/2028 (c)		850,000	826,482
Kennedy-Wilson Inc 4.75% 2/1/2030		225,000	205,793
Mid-America Apartments LP 4.2% 6/15/2028		82,000	81,035
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,580,163
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,417,758
Tanger Properties LP 3.875% 7/15/2027		13,369,000	13,093,786
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		1,400,000	1,360,077
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)		280,000	280,061
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)		1,500,000	1,516,378
			50,341,203
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	605,954
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	746,484
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,592,900
American Homes 4 Rent LP 4.3% 4/15/2052		2,330,000	1,894,059
Camden Property Trust 3.15% 7/1/2029		146,000	137,633
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,447,255
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	3,999,106
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,427,674
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,011,771
Sun Communities Operating LP 5.5% 1/15/2029		2,260,000	2,313,059
UDR Inc 1.9% 3/15/2033		14,000	11,040
UDR Inc 2.1% 8/1/2032		47,000	38,396
UDR Inc 5.125% 9/1/2034		140,000	138,880
			25,364,211
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,431,539
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,459,564
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	11,784,824
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,534,595
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,331,000	8,272,841
Brixmor Operating Partnership LP 5.75% 2/15/2035		310,000	319,740
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,273,813
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,201,006
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,430,964
Kite Realty Group Trust 4% 3/15/2025		6,865,000	6,860,919
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,677,968
NNN REIT Inc 3.6% 12/15/2026		47,000	46,359
NNN REIT Inc 4.3% 10/15/2028		23,000	22,724
NNN REIT Inc 5.5% 6/15/2034		90,000	91,428
NNN REIT Inc 5.6% 10/15/2033		50,000	51,126
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,085,436
Realty Income Corp 1.8% 3/15/2033		32,000	25,266
Realty Income Corp 2.2% 6/15/2028		791,000	734,334
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,547,880
Realty Income Corp 2.85% 12/15/2032		1,553,000	1,340,685
Realty Income Corp 3.1% 12/15/2029		6,235,000	5,816,694
Realty Income Corp 3.25% 1/15/2031		1,193,000	1,099,340
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,356,856
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,375,157
Realty Income Corp 4.125% 10/15/2026		20,000	19,888
Realty Income Corp 5.375% 9/1/2054		210,000	205,505
Regency Centers LP 3.7% 6/15/2030		177,000	167,944
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,806,089
Simon Property Group LP 3.25% 9/13/2049		168,000	117,408
			83,157,892
Specialized REITs - 0.0%
American Tower Corp 1.45% 9/15/2026		82,000	78,261
American Tower Corp 1.875% 10/15/2030		492,000	420,035
American Tower Corp 2.7% 4/15/2031		2,347,000	2,073,680
American Tower Corp 2.9% 1/15/2030		1,255,000	1,149,341
American Tower Corp 2.95% 1/15/2051		25,000	16,136
American Tower Corp 3.1% 6/15/2050		3,000	1,987
American Tower Corp 5.45% 2/15/2034		688,000	702,716
American Tower Corp 5.55% 7/15/2033		580,000	594,711
American Tower Corp 5.65% 3/15/2033		874,000	901,596
Crown Castle Inc 2.1% 4/1/2031		1,000,000	848,435
Crown Castle Inc 2.5% 7/15/2031		238,000	205,051
Crown Castle Inc 2.9% 3/15/2027		125,000	120,830
CubeSmart LP 2.25% 12/15/2028		865,000	790,836
Equinix Inc 2.5% 5/15/2031		658,000	573,777
Equinix Inc 3.9% 4/15/2032		1,467,000	1,374,525
Iron Mountain Inc 4.5% 2/15/2031 (c)		39,000	36,177
Iron Mountain Inc 4.875% 9/15/2027 (c)		506,000	497,914
Iron Mountain Inc 4.875% 9/15/2029 (c)		1,243,000	1,197,419
Iron Mountain Inc 5% 7/15/2028 (c)		355,000	347,579
Iron Mountain Inc 5.25% 3/15/2028 (c)		223,000	220,062
Iron Mountain Inc 5.25% 7/15/2030 (c)		75,000	72,404
Iron Mountain Inc 6.25% 1/15/2033 (c)		365,000	367,107
Public Storage Operating Co 2.25% 11/9/2031		40,000	34,311
Public Storage Operating Co 5.1% 8/1/2033		171,000	173,467
SBA Communications Corp 3.125% 2/1/2029		956,000	876,323
SBA Communications Corp 3.875% 2/15/2027		400,000	389,512
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,437,028
			15,501,220
TOTAL REAL ESTATE			374,538,004

Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 2.1% 7/1/2030		3,375,000	2,944,223
AEP Texas Inc 3.45% 1/15/2050		97,000	67,879
AEP Texas Inc 3.45% 5/15/2051		266,000	183,776
AEP Texas Inc 3.8% 10/1/2047		211,000	157,225
AEP Texas Inc 4.7% 5/15/2032		223,000	217,672
AEP Texas Inc 5.4% 6/1/2033		1,186,000	1,198,039
AEP Transmission Co LLC 2.75% 8/15/2051		185,000	115,625
AEP Transmission Co LLC 3.15% 9/15/2049		464,000	314,947
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	43,320
AEP Transmission Co LLC 3.75% 12/1/2047		83,000	63,996
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,006,861
AEP Transmission Co LLC 5.4% 3/15/2053		155,000	152,444
Alabama Power Co 3.05% 3/15/2032		95,000	85,022
Alabama Power Co 3.75% 3/1/2045		412,000	326,466
Alabama Power Co 3.85% 12/1/2042		700,000	575,379
Alabama Power Co 4.1% 1/15/2042		225,000	189,631
Alabama Power Co 4.3% 7/15/2048		10,000	8,387
Alabama Power Co 5.5% 3/15/2041		36,000	36,336
Alabama Power Co 5.85% 11/15/2033		125,000	131,952
Alabama Power Co 6.125% 5/15/2038		861,000	936,830
Alliant Energy Finance LLC 1.4% 3/15/2026 (c)		2,300,000	2,213,089
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (c)		2,150,000	2,170,999
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		5,300,000	5,290,716
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,017,533
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,060,569
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	778,294
Arizona Public Service Co 3.75% 5/15/2046		825,000	630,299
Arizona Public Service Co 4.25% 3/1/2049		29,000	23,591
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,491
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,689,784
Atlantic City Electric Co 2.3% 3/15/2031		425,000	369,317
Baltimore Gas and Electric Co 2.9% 6/15/2050		228,000	147,011
Baltimore Gas and Electric Co 3.2% 9/15/2049		385,000	262,270
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	74,200
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	33,038
Baltimore Gas and Electric Co 5.4% 6/1/2053		215,000	209,596
Baltimore Gas and Electric Co 5.65% 6/1/2054		170,000	170,264
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	37,716
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		225,000	200,283
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		60,000	58,276
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,091,614
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	935,855
Commonwealth Edison Co 3.7% 8/15/2028		250,000	243,956
Commonwealth Edison Co 4% 3/1/2048		8,000	6,400
Commonwealth Edison Co 4.35% 11/15/2045		415,000	355,134
Commonwealth Edison Co 4.9% 2/1/2033		945,000	947,854
Commonwealth Edison Co 5.3% 2/1/2053		95,000	91,975
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	55,321
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	28,911
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	16,101
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		23,000	19,069
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	122,014
Consolidated Edison Co of New York Inc 5.7% 12/1/2036		11,000	11,432
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,325,000	1,436,753
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	285,392
Dominion Energy South Carolina Inc 6.25% 10/15/2053		163,000	178,702
DPL Inc 4.35% 4/15/2029		2,480,000	2,346,694
DTE Electric Co 3.65% 3/1/2052		45,000	34,110
DTE Electric Co 3.95% 6/15/2042		11,000	9,133
DTE Electric Co 4% 4/1/2043		142,000	119,023
DTE Electric Co 5.2% 4/1/2033		700,000	710,895
DTE Electric Co 5.4% 4/1/2053		35,000	35,095
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	361,910
Duke Energy Carolinas LLC 3.2% 8/15/2049		488,000	337,032
Duke Energy Carolinas LLC 3.45% 4/15/2051		752,000	541,163
Duke Energy Carolinas LLC 3.55% 3/15/2052		127,000	92,458
Duke Energy Carolinas LLC 3.7% 12/1/2047		1,047,000	806,599
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,209,435
Duke Energy Carolinas LLC 5.35% 1/15/2053		1,447,000	1,411,806
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	827,624
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	317,686
Duke Energy Corp 3.85% 6/15/2034	EUR	800,000	837,619
Duke Energy Corp 3.95% 8/15/2047		220,000	168,597
Duke Energy Corp 5% 8/15/2052		153,000	136,552
Duke Energy Corp 5.8% 6/15/2054		750,000	750,912
Duke Energy Corp 6.1% 9/15/2053		64,000	66,624
Duke Energy Florida LLC 1.75% 6/15/2030		29,000	25,043
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	873,154
Duke Energy Florida LLC 3% 12/15/2051		1,072,000	703,855
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	75,645
Duke Energy Florida LLC 5.875% 11/15/2033		465,000	492,871
Duke Energy Florida LLC 5.9% 3/1/2033		12,000	12,613
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	129,569
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,474,564
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	188,693
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	86,530
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	346,938
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	423,823
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	35,346
Duke Energy Ohio Inc 5.25% 4/1/2033		1,287,000	1,311,403
Duke Energy Ohio Inc 5.55% 3/15/2054		95,000	93,889
Duke Energy Progress LLC 2.5% 8/15/2050		562,000	336,015
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,805
Duke Energy Progress LLC 4% 4/1/2052		83,000	65,777
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,759
Duke Energy Progress LLC 5.35% 3/15/2053		1,035,000	1,001,831
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		470,000	414,272
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		4,273,000	3,658,490
Edison International 4.125% 3/15/2028		4,514,000	4,300,073
Edison International 5.25% 11/15/2028		320,000	312,224
Edison International 5.25% 3/15/2032		7,400,000	7,014,728
Edison International 5.45% 6/15/2029		1,609,000	1,574,151
Edison International 5.75% 6/15/2027		1,038,000	1,040,043
Edison International 6.95% 11/15/2029		487,000	502,526
Edison International 8.125% 6/15/2053 (d)		999,000	984,240
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	79,549
Entergy Arkansas LLC 5.75% 6/1/2054		70,000	71,680
Entergy Corp 7.125% 12/1/2054 (d)		1,080,000	1,103,371
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	183,590
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,037,359
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	75,360
Entergy Louisiana LLC 3.12% 9/1/2027		21,000	20,360
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	32,483
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	253,708
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	68,817
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,748
Entergy Mississippi LLC 5% 9/1/2033		323,000	323,626
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,633,739
Entergy Tex Inc 3.55% 9/30/2049		22,000	15,934
Entergy Tex Inc 5.55% 9/15/2054		293,000	290,471
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	79,319
Evergy Kansas Central Inc 4.125% 3/1/2042		655,000	557,364
Evergy Metro Inc 4.2% 6/15/2047		21,000	17,258
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		202,693	205,579
Eversource Energy 3.375% 3/1/2032		170,000	151,721
Eversource Energy 4.6% 7/1/2027		15,000	14,981
Eversource Energy 5.45% 3/1/2028		45,000	45,921
Eversource Energy 5.95% 2/1/2029		2,000,000	2,081,875
Exelon Corp 4.95% 6/15/2035		3,000	2,898
Exelon Corp 6.5% 3/15/2055 (d)		170,000	170,328
Fells Point Funding Trust 3.046% 1/31/2027 (c)		500,000	483,604
FirstEnergy Corp 2.25% 9/1/2030		385,000	335,354
FirstEnergy Corp 3.4% 3/1/2050		2,325,000	1,606,647
FirstEnergy Corp 3.9% 7/15/2027 (g)		8,702,000	8,528,177
FirstEnergy Corp 4.85% 7/15/2047 (g)		3,223,000	2,820,876
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (c)		2,755,000	2,717,204
FirstEnergy Transmission LLC 4.55% 4/1/2049 (c)		1,694,000	1,471,033
FirstEnergy Transmission LLC 5% 1/15/2035		1,941,000	1,918,164
FirstEnergy Transmission LLC 5.45% 7/15/2044 (c)		23,000	22,570
Florida Power & Light Co 2.875% 12/4/2051		892,000	576,925
Florida Power & Light Co 3.15% 10/1/2049		237,000	165,002
Florida Power & Light Co 3.7% 12/1/2047		164,000	127,870
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,049,580
Florida Power & Light Co 3.95% 3/1/2048		117,000	94,180
Florida Power & Light Co 3.99% 3/1/2049		465,000	377,267
Florida Power & Light Co 5.15% 6/15/2029		925,000	948,102
Florida Power & Light Co 5.25% 2/1/2041		500,000	495,509
Florida Power & Light Co 5.3% 4/1/2053		35,000	34,327
Florida Power & Light Co 5.4% 9/1/2035		17,000	17,358
Florida Power & Light Co 5.7% 3/15/2055		4,026,000	4,171,192
Florida Power & Light Co 5.8% 3/15/2065		693,000	721,324
Georgia Power Co 3.7% 1/30/2050		206,000	156,086
Georgia Power Co 4.3% 3/15/2042		525,000	457,471
Georgia Power Co 4.7% 5/15/2032		833,000	823,529
Georgia Power Co 4.95% 5/17/2033		874,000	868,920
Georgia Power Co 5.125% 5/15/2052		229,000	217,472
Interstate Power and Light Co 4.1% 9/26/2028		23,000	22,636
Interstate Power and Light Co 4.95% 9/30/2034		40,000	39,330
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,124,243
Interstate Power and Light Co 5.7% 10/15/2033		500,000	520,885
ITC Holdings Corp 2.95% 5/14/2030 (c)		262,000	238,829
ITC Holdings Corp 4.95% 9/22/2027 (c)		456,000	458,577
ITC Holdings Corp 5.4% 6/1/2033 (c)		637,000	642,815
ITC Holdings Corp 5.65% 5/9/2034 (c)		1,235,000	1,266,311
Jersey Central Power & Light Co 2.75% 3/1/2032 (c)		2,560,000	2,214,964
Jersey Central Power & Light Co 6.15% 6/1/2037		23,000	24,439
Kentucky Utilities Co 5.125% 11/1/2040		35,000	34,024
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	335,217
Massachusetts Electric Co 5.9% 11/15/2039 (c)		28,000	28,992
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/2028 (c)		95,000	93,499
MidAmerican Energy Co 3.65% 4/15/2029		20,000	19,323
MidAmerican Energy Co 3.65% 8/1/2048		58,000	44,573
MidAmerican Energy Co 5.85% 9/15/2054		472,000	493,135
Mississippi Power Co 3.95% 3/30/2028		16,000	15,793
Monongahela Power Co 5.85% 2/15/2034 (c)		50,000	51,965
Nevada Power Co 5.375% 9/15/2040		18,000	18,041
Nevada Power Co 6% 3/15/2054		110,000	115,782
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,709,036
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	854,128
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,527,426
NextEra Energy Capital Holdings Inc 3.55% 5/1/2027		15,000	14,696
NextEra Energy Capital Holdings Inc 5% 7/15/2032		30,000	30,008
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	75,759
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (d)		350,000	351,187
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (d)		265,000	268,370
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)		260,000	266,498
Niagara Mohawk Power Corp 4.278% 12/15/2028 (c)		19,000	18,680
Northern States Power Co/MN 2.6% 6/1/2051		43,000	26,281
Northern States Power Co/MN 3.6% 5/15/2046		139,000	107,035
Northern States Power Co/MN 3.6% 9/15/2047		1,700,000	1,300,979
Northern States Power Co/MN 4.5% 6/1/2052		78,000	67,626
Northern States Power Co/MN 6.2% 7/1/2037		5,000	5,487
NRG Energy Inc 2% 12/2/2025 (c)		3,120,000	3,050,201
NRG Energy Inc 2.45% 12/2/2027 (c)		106,000	99,324
NRG Energy Inc 3.375% 2/15/2029 (c)		173,000	159,073
NRG Energy Inc 3.625% 2/15/2031 (c)		913,000	814,802
NRG Energy Inc 3.875% 2/15/2032 (c)		939,000	836,763
NRG Energy Inc 4.45% 6/15/2029 (c)		378,000	367,309
NRG Energy Inc 5.25% 6/15/2029 (c)		447,000	438,060
NRG Energy Inc 5.75% 1/15/2028		630,000	631,552
NRG Energy Inc 6.25% 11/1/2034 (c)		600,000	602,084
NRG Energy Inc 7% 3/15/2033 (c)		2,392,000	2,601,398
Ohio Power Co 1.625% 1/15/2031		751,000	627,173
Ohio Power Co 2.9% 10/1/2051		629,000	393,757
Ohio Power Co 4% 6/1/2049		107,000	83,401
Oklahoma Gas and Electric Co 5.4% 1/15/2033		45,000	46,299
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	36,292
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,304,314
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	173,147
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	15,505
Pacific Gas and Electric Co 2.95% 3/1/2026		80,000	78,563
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	491,586
Pacific Gas and Electric Co 3.3% 12/1/2027		100,000	95,289
Pacific Gas and Electric Co 3.45% 7/1/2025		97,686	97,131
Pacific Gas and Electric Co 3.5% 8/1/2050		322,000	219,574
Pacific Gas and Electric Co 3.75% 8/15/2042		990,000	756,520
Pacific Gas and Electric Co 3.95% 12/1/2047		1,190,000	894,051
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	794,341
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	213,856
Pacific Gas and Electric Co 4.5% 7/1/2040		4,195,000	3,626,182
Pacific Gas and Electric Co 4.55% 7/1/2030		3,952,000	3,823,259
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	48,212
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,284,281
Pacific Gas and Electric Co 4.95% 7/1/2050		3,871,000	3,339,407
Pacific Gas and Electric Co 5.25% 3/1/2052		333,000	297,757
Pacific Gas and Electric Co 5.8% 5/15/2034		528,000	537,520
Pacific Gas and Electric Co 5.9% 10/1/2054		459,000	448,809
Pacific Gas and Electric Co 6.1% 1/15/2029		648,000	668,209
Pacific Gas and Electric Co 6.15% 1/15/2033		409,000	424,440
Pacific Gas and Electric Co 6.4% 6/15/2033		1,172,000	1,237,599
Pacific Gas and Electric Co 6.75% 1/15/2053		1,752,000	1,886,305
Pacific Gas and Electric Co 6.95% 3/15/2034		685,000	748,745
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (b)(d)		11,900,000	11,892,263
PacifiCorp 2.9% 6/15/2052		1,000,000	612,293
PacifiCorp 4.125% 1/15/2049		836,000	660,342
PacifiCorp 4.15% 2/15/2050		448,000	353,238
PacifiCorp 5.25% 6/15/2035		1,320,000	1,330,185
PacifiCorp 5.75% 4/1/2037		900,000	915,720
Palomino Funding Trust I 7.233% 5/17/2028 (c)		300,000	316,822
Pattern Energy Operations LP / Pattern Energy Operations Inc 4.5% 8/15/2028 (c)		90,000	85,283
PECO Energy Co 2.8% 6/15/2050		21,000	13,571
PECO Energy Co 2.85% 9/15/2051		150,000	96,724
PECO Energy Co 3.05% 3/15/2051		334,000	223,324
PECO Energy Co 3.9% 3/1/2048		84,000	66,772
PECO Energy Co 4.6% 5/15/2052		110,000	96,751
PECO Energy Co 5.25% 9/15/2054		237,000	229,450
Pepco Holdings LLC 7.45% 8/15/2032		29,000	33,085
PG&E Corp 5% 7/1/2028		957,000	932,269
PG&E Corp 5.25% 7/1/2030		3,214,000	3,085,148
PG&E Corp 7.375% 3/15/2055 (d)		3,760,000	3,716,063
PG&E Recovery Funding LLC 4.838% 6/1/2035		3,400,000	3,399,426
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	349,868
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	420,719
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	120,232
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	29,340
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	81,683
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	22,428
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.2252% 6/10/2026 (b)(d)		4,100,000	4,126,642
Potomac Electric Power Co 6.5% 11/15/2037		10,000	11,237
PPL Capital Funding Inc 5.25% 9/1/2034		150,000	149,845
PPL Electric Utilities Corp 4.125% 6/15/2044		925,000	792,510
PPL Electric Utilities Corp 4.15% 10/1/2045		790,000	675,614
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	458,217
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	74,904
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	389,680
Public Service Co of Colorado 2.7% 1/15/2051		198,000	122,523
Public Service Co of Colorado 4.05% 9/15/2049		77,000	60,742
Public Service Co of Colorado 5.25% 4/1/2053		750,000	710,488
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	2,947,561
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	46,280
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,141,989
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	113,515
Public Service Co of Oklahoma 6.625% 11/15/2037		32,000	34,560
Public Service Electric and Gas Co 2.05% 8/1/2050		88,000	47,295
Public Service Electric and Gas Co 3.15% 1/1/2050		324,000	225,248
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	311,674
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	935,032
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	499,977
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	425,932
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,864,011
Public Service Electric and Gas Co 5.375% 11/1/2039		12,000	12,216
Public Service Electric and Gas Co 5.8% 5/1/2037		24,000	25,444
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	24,021
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	14,738
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	945,544
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	26,621
SCE Recovery Funding LLC 4.697% 6/15/2042		28,599	27,723
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,709
Sigeco Securitization I LLC 5.026% 11/15/2038		20,272	20,299
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	7,978
Southern California Edison Co 1.2% 2/1/2026		1,800,000	1,740,714
Southern California Edison Co 2.25% 6/1/2030		466,000	407,124
Southern California Edison Co 2.5% 6/1/2031		190,000	162,873
Southern California Edison Co 2.85% 8/1/2029		52,000	47,588
Southern California Edison Co 2.95% 2/1/2051		257,000	160,562
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,150,682
Southern California Edison Co 3.65% 3/1/2028		1,929,000	1,867,311
Southern California Edison Co 3.9% 12/1/2041		595,000	464,325
Southern California Edison Co 4.125% 3/1/2048		139,000	106,783
Southern California Edison Co 4.4% 9/6/2026		900,000	895,315
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,296,464
Southern California Edison Co 5.2% 6/1/2034		180,000	176,490
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,451,316
Southern California Edison Co 5.45% 3/1/2035		180,000	178,885
Southern California Edison Co 5.45% 6/1/2031		240,000	243,300
Southern California Edison Co 5.55% 1/15/2036		258,000	253,676
Southern California Edison Co 5.55% 1/15/2037		709,000	700,770
Southern California Edison Co 5.625% 2/1/2036 (Ambac Assurance Corp Insured)		381,000	380,449
Southern California Edison Co 5.65% 10/1/2028		500,000	510,340
Southern California Edison Co 5.85% 11/1/2027		2,200,000	2,247,514
Southern California Edison Co 5.875% 12/1/2053		1,079,000	1,057,448
Southern California Edison Co 5.9% 3/1/2055		215,000	213,269
Southern California Edison Co 5.95% 2/1/2038		8,000	8,121
Southern Co/The 1.875% 9/15/2081 (d)	EUR	1,300,000	1,289,053
Southern Co/The 4.85% 3/15/2035		1,386,000	1,341,892
Southern Co/The 5.2% 6/15/2033		174,000	174,888
Southern Co/The 5.5% 3/15/2029		320,000	329,715
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	66,481
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	27,723
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,937,354
Southwestern Public Service Co 4.5% 8/15/2041		35,000	30,813
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,680,169
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,600,000	8,590,574
System Energy Resources Inc 5.3% 12/15/2034		68,000	67,738
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,078,601
Tucson Electric Power Co 4.85% 12/1/2048		127,000	113,476
Tucson Electric Power Co 5.5% 4/15/2053		133,000	131,291
Union Electric Co 3.9% 4/1/2052		38,000	29,871
Union Electric Co 4% 4/1/2048		59,000	47,352
Union Electric Co 5.25% 1/15/2054		275,000	264,781
Union Electric Co 5.45% 3/15/2053		240,000	236,246
Virginia Electric and Power Co 2.45% 12/15/2050		119,000	68,747
Virginia Electric and Power Co 3.8% 9/15/2047		86,000	66,791
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	668,915
Virginia Electric and Power Co 5.55% 8/15/2054		437,000	433,380
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	250,968
Virginia Electric and Power Co 6% 1/15/2036		470,000	497,154
Virginia Electric and Power Co 6% 5/15/2037		930,000	984,092
Virginia Electric and Power Co 6.35% 11/30/2037		6,000	6,539
Virginia Electric and Power Co 8.875% 11/15/2038		19,000	25,223
Vistra Operations Co LLC 3.7% 1/30/2027 (c)		2,900,000	2,837,394
Vistra Operations Co LLC 4.3% 7/15/2029 (c)		146,000	141,695
Vistra Operations Co LLC 4.375% 5/1/2029 (c)		1,091,000	1,041,362
Vistra Operations Co LLC 5% 7/31/2027 (c)		383,000	378,376
Vistra Operations Co LLC 5.05% 12/30/2026 (c)		1,530,000	1,535,173
Vistra Operations Co LLC 5.125% 5/13/2025 (c)		300,000	300,029
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		770,000	769,813
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		5,829,000	5,829,933
Vistra Operations Co LLC 5.7% 12/30/2034 (c)		1,072,000	1,077,234
Vistra Operations Co LLC 6% 4/15/2034 (c)		3,846,000	3,939,891
Vistra Operations Co LLC 6.875% 4/15/2032 (c)		120,000	123,838
Vistra Operations Co LLC 6.95% 10/15/2033 (c)		2,077,000	2,263,182
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		640,000	675,744
Wisconsin Power and Light Co 4.1% 10/15/2044		240,000	195,137
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,450,546
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	27,351
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,402,638
Xcel Energy Inc 3.4% 6/1/2030		65,000	60,553
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,663,402
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		340,000	337,728
			288,659,040
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		478,000	461,216
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/2026		4,493,000	4,485,881
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (c)		120,000	121,316
Atmos Energy Corp 2.85% 2/15/2052		27,000	17,249
Atmos Energy Corp 4.15% 1/15/2043		17,000	14,509
Atmos Energy Corp 5.5% 6/15/2041		57,000	58,009
Atmos Energy Corp 5.75% 10/15/2052		77,000	79,544
Boston Gas Co 3.001% 8/1/2029 (c)		15,000	13,867
Boston Gas Co 3.757% 3/16/2032 (c)		320,000	292,267
Brooklyn Union Gas Co/The 3.865% 3/4/2029 (c)		30,000	28,916
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (c)		29,000	23,091
Cameron LNG LLC 3.302% 1/15/2035 (c)		1,197,000	1,010,835
Cameron LNG LLC 3.402% 1/15/2038 (c)		554,000	467,107
CenterPoint Energy Resources Corp 4.4% 7/1/2032		151,000	145,735
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,166,632
East Ohio Gas Co/The 2% 6/15/2030 (c)		1,960,000	1,713,057
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,677,000	1,643,751
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055		115,000	122,407
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (c)		930,000	926,553
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (c)		1,210,000	1,130,375
KeySpan Gas East Corp 5.994% 3/6/2033 (c)		2,860,000	2,957,681
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,847,806
ONE Gas Inc 5.1% 4/1/2029		66,000	67,170
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		568,000	495,127
Piedmont Natural Gas Co Inc 3.5% 6/1/2029		23,000	21,965
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	40,410
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,178,800
Southern California Gas Co 2.55% 2/1/2030		35,000	31,657
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,349,655
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	546,608
Texas Eastern Transmission LP 7% 7/15/2032		59,000	65,506
			27,524,702
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,082,217
AES Corp/The 3.3% 7/15/2025 (c)		10,697,000	10,616,297
AES Corp/The 3.95% 7/15/2030 (c)		9,327,000	8,777,941
AES Corp/The 5.45% 6/1/2028		2,600,000	2,645,196
Alpha Generation LLC 6.75% 10/15/2032 (c)		660,000	669,383
Calpine Corp 3.75% 3/1/2031 (c)		1,150,000	1,051,102
Calpine Corp 5% 2/1/2031 (c)		3,365,000	3,237,767
Calpine Corp 5.125% 3/15/2028 (c)		2,700,000	2,659,816
Constellation Energy Generation LLC 3.25% 6/1/2025		32,000	31,860
Constellation Energy Generation LLC 5.6% 6/15/2042		269,000	263,592
Constellation Energy Generation LLC 5.75% 10/1/2041		830,000	827,367
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	258,855
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.078% 10/1/2054		348,000	346,790
Southern Power Co 5.15% 9/15/2041		150,000	143,755
Sunnova Energy Corp 11.75% 10/1/2028 (c)		105,000	59,850
Sunnova Energy Corp 5.875% 9/1/2026 (c)		70,000	52,760
TerraForm Power Operating LLC 5% 1/31/2028 (c)		645,000	623,858
			35,348,406
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		10,000	9,505
Ameren Corp 3.5% 1/15/2031		119,000	110,725
Ameren Illinois Co 3.25% 3/15/2050		115,000	81,225
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	955,277
Ameren Illinois Co 4.95% 6/1/2033		744,000	745,768
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	49,956
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	86,895
Berkshire Hathaway Energy Co 6.125% 4/1/2036		39,000	41,653
Consumers Energy Co 3.95% 5/15/2043		225,000	189,222
Consumers Energy Co 4.35% 4/15/2049		14,000	12,092
Consumers Energy Co 4.35% 8/31/2064		14,000	11,448
Consumers Energy Co 4.625% 5/15/2033		279,000	274,241
Dominion Energy Inc 4.9% 8/1/2041		1,000	914
Dominion Energy Inc 5.25% 8/1/2033		22,000	22,002
Dominion Energy Inc 6.625% 5/15/2055 (d)		1,309,000	1,321,242
Dominion Energy Inc 6.875% 2/1/2055 (d)		280,000	290,167
Dominion Energy Inc 7% 6/1/2054 (d)		736,000	776,551
Dominion Energy Inc 7% 6/15/2038		161,000	183,423
DTE Energy Co 4.875% 6/1/2028		280,000	282,174
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,145,563
DTE Energy Co 5.1% 3/1/2029		300,000	303,550
DTE Energy Co 5.2% 4/1/2030		3,900,000	3,955,296
DTE Energy Co 5.85% 6/1/2034		800,000	832,868
NiSource Inc 2.95% 9/1/2029		11,346,000	10,552,677
NiSource Inc 5.2% 7/1/2029		3,060,000	3,119,262
NiSource Inc 5.25% 3/30/2028		130,000	131,976
NiSource Inc 5.35% 4/1/2034		322,000	326,157
NiSource Inc 5.4% 6/30/2033		210,000	212,758
NiSource Inc 5.95% 6/15/2041		640,000	663,792
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	305,932
Puget Energy Inc 2.379% 6/15/2028		815,000	756,695
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,129,798
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,117,587
San Diego Gas & Electric Co 1.7% 10/1/2030		3,975,000	3,369,073
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	51,727
San Diego Gas & Electric Co 3% 3/15/2032		311,000	273,393
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	96,659
San Diego Gas & Electric Co 3.75% 6/1/2047		1,298,000	999,877
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,351
San Diego Gas & Electric Co 4.95% 8/15/2028		320,000	323,790
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	322,828
San Diego Gas & Electric Co 5.55% 4/15/2054		114,000	112,432
San Diego Gas & Electric Co 6% 6/1/2039		14,000	14,760
Sempra 4% 2/1/2048		965,000	729,507
Sempra 4.125% 4/1/2052 (d)		3,845,000	3,632,536
Sempra 6.875% 10/1/2054 (d)		830,000	831,630
WEC Energy Group Inc 1.8% 10/15/2030		291,000	248,506
WEC Energy Group Inc 5.6% 9/12/2026		97,000	98,555
			53,110,015
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029		18,000	17,211
TOTAL UTILITIES			404,659,374

TOTAL UNITED STATES			4,367,214,917
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		825,000	827,063
First Quantum Minerals Ltd 8% 3/1/2033 (c)(f)		1,300,000	1,324,432
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		1,235,000	1,313,731

TOTAL ZAMBIA			3,465,226
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,834,099,503)			5,701,808,155

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(p) (Cost $111,017)	6,735	74,961

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1986% (b)(d)(v)		12,927,000	12,960,160
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(e)(v)	EUR	1,325,000	1,252,137
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(e)(v)	EUR	450,000	486,196
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (c)(d)(v)		250,000	261,258
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (d)(e)(v)	EUR	300,000	307,305
Volkswagen International Finance NV 3.875% (d)(e)(v)	EUR	1,300,000	1,319,507
Volkswagen International Finance NV 3.875% (d)(e)(v)	EUR	200,000	211,105
			1,837,917
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (d)(v)		2,750,000	2,717,952
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(e)(v)	EUR	2,200,000	2,087,355
Grand City Properties SA 1.5% (d)(e)(v)	EUR	2,400,000	2,425,797
			7,231,104
TOTAL GERMANY			9,069,021
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(e)(v)	EUR	690,000	729,416
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 7.75% (d)(e)(v)	EUR	200,000	222,595
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 5.875% (d)(e)(v)	EUR	200,000	216,620
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(e)(v)	EUR	185,000	185,678
Samhallsbyggnadsbolaget i Norden AB 2.624% (d)(e)(v)(w)	EUR	770,000	535,169

TOTAL SWEDEN			720,847
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(e)(j)(v)(w)		2,750,000	206,250
UBS Group AG 7% (c)(d)(v)		200,000	200,657
UBS Group AG 9.25% (c)(d)(v)		200,000	237,006
UBS Group AG 9.25% (c)(d)(v)		200,000	224,400
			868,313
Utilities - 0.0%
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (d)(e)(v)	EUR	290,000	306,453
TOTAL SWITZERLAND			1,174,766
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(e)(v)	EUR	1,600,000	1,649,795
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (d)(v)		200,000	200,306
Barclays PLC 8.875% (d)(e)(v)	GBP	300,000	404,046
NatWest Group PLC 8.125% (d)(v)		290,000	312,706
			917,058
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(e)(v)	GBP	320,000	389,074
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(e)(v)	GBP	635,000	814,983
TOTAL UNITED KINGDOM			3,770,910
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (d)(v)		1,454,000	1,473,524
Energy Transfer LP 6.5% (d)(v)		3,770,000	3,847,384
Energy Transfer LP Series G, 7.125% (d)(v)		2,520,000	2,614,075
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(d)(v)		245,000	245,522
Venture Global LNG Inc 9% (c)(d)(v)		4,850,000	5,116,257
			13,296,762
Financials - 0.2%
Banks - 0.1%
Citigroup Inc 3.875% (d)(v)		4,320,000	4,222,183
Citigroup Inc 4% (d)(v)		1,035,000	1,025,376
Citigroup Inc 6.75% (d)(v)		1,425,000	1,430,258
Citigroup Inc 6.95% (d)(v)		623,000	629,659
Citigroup Inc 7.125% (d)(v)		1,520,000	1,556,219
JPMorgan Chase & Co 6.5% (d)(v)		245,000	251,792
US Bancorp 3.7% (d)(v)		4,850,000	4,649,956
Wells Fargo & Co 6.85% (d)(v)		930,000	973,972
Wells Fargo & Co 7.625% (d)(v)		160,000	172,711
			14,912,126
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (d)(v)		220,000	199,144
Charles Schwab Corp/The 5.375% (d)(v)		110,000	111,494
Goldman Sachs Group Inc/The 3.65% (d)(v)		1,750,000	1,695,945
Goldman Sachs Group Inc/The 4.125% (d)(v)		2,505,000	2,457,413
Goldman Sachs Group Inc/The 6.85% (d)(v)		2,985,000	3,065,968
Goldman Sachs Group Inc/The 7.5% (d)(v)		490,000	524,730
State Street Corp 6.7% (d)(v)		431,000	446,710
			8,501,404
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(v)		45,000	40,914
Ally Financial Inc 4.7% (d)(v)		530,000	514,107
American Express Co 3.55% (d)(v)		770,000	751,834
			1,306,855
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (j)		71,207	71,549
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(v)		122,000	114,371
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (c)(d)(v)		2,575,000	2,654,511
TOTAL UTILITIES			2,768,882

TOTAL UNITED STATES			40,857,578
TOTAL PREFERRED SECURITIES (Cost $76,059,284)			71,721,504

Repurchase Agreements - 8.2%
	Maturity Amount ($)	Value ($)
Barclays Bank PLC 4.35%, dated 3/3/2025 due 3/4/2025 (x)	354,742,860	354,700,000
BNP Paribas SA 4.39%, dated 3/3/2025 due 3/4/2025 (x)	1,350,164,625	1,350,000,000
Repurchase Agreements*	1,716,933,363	1,716,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,421,000,000)		3,421,000,000

U.S. Government Agency - Mortgage Securities - 24.6%
	Principal Amount (a)	Value ($)
Fannie Mae 2% 11/1/2051	686,105	552,687
Fannie Mae 2.5% 1/1/2052	1,810,307	1,525,919
Fannie Mae 2.5% 3/1/2050	186,020	157,612
Fannie Mae 2.5% 4/1/2052	1,304,481	1,108,931
Fannie Mae 2.5% 6/1/2052	1,702,320	1,447,664
Fannie Mae 3% 11/1/2036	565,689	533,004
Fannie Mae 3.5% 12/1/2036	109,142	105,654
Fannie Mae 3.5% 5/1/2036	83,657	81,061
Fannie Mae 3.5% 7/1/2047	2,921,111	2,709,089
Fannie Mae 4% 12/1/2054	12,988,531	12,264,454
Fannie Mae 6% 12/1/2054	2,730,108	2,776,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	1,536	1,568
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 7.104% 5/1/2035 (b)(d)	1,119	1,141
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(d)	19,340	19,835
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(d)	6,047	6,218
Fannie Mae Mortgage pass-thru certificates 1.332% 10/1/2032 (d)	3,625,028	2,897,337
Fannie Mae Mortgage pass-thru certificates 1.456% 11/1/2032 (d)	5,262,835	4,251,892
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	2,859,988	2,526,656
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	4,013,286	3,531,742
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	919,546	763,110
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	5,651,783	4,299,793
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	81,813	71,996
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	2,456,800	1,872,936
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,467,023	1,116,089
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,980,267	2,641,299
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,844,752	2,521,197
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	33,318	29,528
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,554,144	1,377,379
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,910	12,328
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	559,901	465,324
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	9,626,431	7,925,956
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	4,499,679	3,430,320
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,121	12,515
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	2,061,620	1,827,136
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,945,176	1,615,406
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,855,857	3,172,494
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	10,880,648	8,281,236
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	45,725	40,395
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	43,349	38,296
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	584,901	485,039
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,473,151	20,140,381
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	286,996	253,547
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	53,076	46,890
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,499	13,669
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	597,079	494,827
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	1,950,248	1,483,720
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	54,879	48,397
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	55,003	48,506
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	4,959,193	4,373,450
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	323,505	285,295
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	809,428	615,801
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	57,458	50,564
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	59,825	52,647
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	557,878	429,481
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,349,187	1,026,442
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	46,175	40,634
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	309,487	235,453
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	59,814	52,637
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	61,653	54,255
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050	6,606,215	5,036,233
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	226,855	172,588
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035	3,203,374	2,447,051
Fannie Mae Mortgage pass-thru certificates 1.565% 1/1/2033 (d)	4,786,245	3,887,341
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031	4,348,942	3,703,498
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032	1,016,630	858,315
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032	6,000,000	5,089,492
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033	248,670	201,508
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041	1,379,739	1,185,793
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	15,138,635	12,166,427
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	79,784	64,743
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	5,186,338	4,202,126
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	202,442	162,949
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	13,625,502	11,039,789
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,311,426	1,190,955
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	1,187,828	1,080,938
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	143,528	123,637
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	37,140	31,732
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	327,668	279,940
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,540,443	1,314,453
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	19,962,403	16,080,562
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,229,766	2,634,011
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	29,867	24,255
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,615,365	2,096,162
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,466,751	6,077,785
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,749,153	3,847,906
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	891,423	721,144
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	166,220	134,676
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,342,190	2,694,364
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	72,409	58,758
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	1,420,461	1,138,471
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	9,505,930	8,184,571
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,482,006	1,265,620
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,799,238	2,391,678
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	330,148	281,955
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,260,143	1,930,851
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,641,721	4,544,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,185,238	1,770,545
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	618,455	503,989
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	888,477	719,871
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	6,393,267	5,124,075
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,057,247	2,477,073
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,808,571	3,906,567
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	124,148	99,503
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	154,031	124,800
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	26,573	21,298
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	638,835	514,210
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	3,866,697	3,511,491
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	134,274	121,226
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,223,221	1,113,146
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,983,003	3,427,154
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	560,677	483,747
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	296,054	252,760
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	776,693	662,443
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,818,618	3,881,601
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,956,070	1,585,478
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,467,688	1,182,285
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,988,319	1,618,451
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,681,182	1,362,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,416,661	1,955,030
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	730,074	591,528
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,193,868	3,397,997
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,748,560	15,026,594
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,248,956	1,214,064
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	155,252	140,165
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	123,101	112,254
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	121,434	110,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	173,691	157,952
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	64,568	59,080
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	546,214	497,232
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	7,627,190	6,550,659
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	704,995	600,289
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,259,022	1,815,502
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,628	28,911
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,368	20,586
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	36,014	29,056
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	106,369	85,485
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,556,055	1,249,092
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	476,301	385,913
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,573,831	2,876,639
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,113,063	898,706
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	234,767	212,394
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	150,603	136,250
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,012,971	1,727,882
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,744,409	31,137,620
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	515,180	418,058
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,273	27,000
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,730	21,691
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	45,112	36,396
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	22,599	18,339
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	66,426	53,384
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	171,258	138,973
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,922,939	7,949,935
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	747,337	605,281
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	733,263	592,966
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	650,155	524,947
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	882,521	707,323
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,258,688	2,644,360
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	718,776	583,946
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,195,652	1,082,079
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	551,072	498,727
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	173,956	150,044
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,970,328	22,478,841
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,684,824	1,348,247
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,828,150	3,917,947
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,455	15,635
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,667,470	2,143,758
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	891,027	716,089
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	6,411,091	5,130,347
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	11,987,059	10,848,435
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	184,941	168,530
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	11,191,208	9,595,168
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,300,297	2,835,873
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	30,265,909	24,323,724
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,160,106	939,227
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	76,449	62,037
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	377,081	341,263
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	202,549	184,449
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040	920,865	794,759
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	10,570,312	9,059,549
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	126,300	108,918
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	5,431,478	4,382,075
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	34,311	27,574
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040	563,724	486,523
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,789,597	1,538,819
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	493,491	421,524
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,677,185	2,292,075
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,276,379	9,097,697
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,990,377	1,617,017
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,255,916	1,830,630
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,304,311	2,654,534
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	396,177	320,747
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	398,159	322,725
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,141	17,050
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	103,966	83,846
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,344,437	1,888,543
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031	391,923	369,887
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	2,264,938	1,953,850
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	95,065	81,282
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	749,983	641,701
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	927,542	792,706
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	299,584	255,768
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	713,313	608,918
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	6,294,892	5,078,671
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	7,237,488	5,814,272
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	56,570	45,446
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	200,313	160,923
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040	269,674	232,420
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	491,303	419,656
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,801,372	4,673,251
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	32,271	25,925
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	54,700	43,960
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032	4,000,000	3,431,407
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032	443,451	374,535
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032	4,992,946	4,321,066
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036	360,022	284,675
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026	166,813	161,450
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033	1,272,605	1,079,021
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032	223,785	197,001
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	617,627	588,662
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	15,698,563	13,198,079
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	326,617	275,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,026,946	5,991,131
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,232,672	2,710,697
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	770,214	649,218
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	446,994	373,980
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,452,878	14,690,418
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	856,442	716,548
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	612,482	584,041
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	325,480	290,717
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	524,580	495,893
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	355,041	322,663
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	279,542	245,879
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	527,746	464,163
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	238,044	205,484
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	12,786,542	10,777,858
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	11,584,989	9,855,569
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,884,858	19,211,126
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	559,325	477,751
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,852,769	1,569,238
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	180,866	152,396
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	354,196	341,880
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	105,569	102,217
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	397,442	379,161
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	38,373	36,399
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	147,407	139,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,835	9,387
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,055,273	1,804,980
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,341,467	1,178,102
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	390,417	344,946
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	532,234	450,286
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	995,335	838,974
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	442,547	378,557
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	505,739	438,460
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	24,660,695	20,678,767
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,980,715	4,229,406
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,393,958	2,863,971
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,988,433	3,365,614
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,833,636	1,542,718
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,545,673	6,357,938
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	407,993	347,597
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,103,145	1,051,417
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	281,316	266,832
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,809,526	2,675,004
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	920,764	772,089
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,364,184	3,682,690
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,422,807	2,050,528
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	16,303,416	13,732,064
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034	742,207	626,896
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	210,081	196,426
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	620,786	582,376
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	516,856	484,877
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	344,524	328,674
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	4,307,476	4,027,501
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,127,052	1,048,513
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	354,234	312,777
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	145,049	127,601
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	205,436	181,056
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	6,319,834	5,313,204
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,813,344	4,111,349
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,102	12,725
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,092,188	15,153,906
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,550,827	2,993,015
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,314,563	1,118,324
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,131,610	3,530,332
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	3,084,896	2,879,566
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	110,368	98,000
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	223,631	198,453
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	507,500	446,218
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	68,249	60,009
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	155,411	138,184
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	133,874	113,387
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,094,236	2,612,019
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	599,455	507,907
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	650,056	552,812
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	550,869	465,709
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	41,747	35,436
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,171,660	1,830,506
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,818,305	6,548,565
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,828,472	2,384,137
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	589,608	500,670
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,032,344	876,944
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062	1,035,648	830,234
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	305,394	293,998
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	612,993	584,784
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,938,710	5,398,399
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	331,925	292,850
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,455	5,628
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,839	5,151
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	59,258	52,998
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	605,257	529,726
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	15,819,854	13,300,051
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	626,964	533,174
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,441,706	2,052,788
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,051,832	1,716,678
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,480,863	3,832,959
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,543,947	3,805,983
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,331,357	6,140,700
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	13,219,576	11,155,259
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,374,788	1,285,430
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	506,190	470,284
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	80,758	71,702
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	4,011,586	3,536,198
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	198,738	175,881
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	251,588	222,758
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	234,368	206,280
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	105,071	90,699
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	4,728,730	4,019,864
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	2,551,649	2,153,991
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,677,065	3,948,174
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	657,026	557,918
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,820,631	4,052,796
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,087,332	2,617,769
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,328,067	1,979,803
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,596,303	13,185,214
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,324,176	6,998,292
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	741,719	624,968
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,152,007	969,954
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,018,083	5,093,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,324,552	3,649,247
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	821,866	688,390
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	4,809,303	4,037,261
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	79,569	77,387
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	788,498	731,826
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	807,037	748,277
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041	2,329,593	2,052,444
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	13,037	11,523
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	160,665	140,003
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	9,958,347	8,359,723
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	7,177,449	6,099,263
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,385,044	2,860,680
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	67,769	65,950
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	69,170	67,274
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	126,767	117,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	210,341	195,027
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	228,551	202,525
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	229,204	201,888
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	204,394	181,674
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	261,797	225,988
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,006,457	3,408,368
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	628,804	536,115
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,037,720	4,246,327
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,190,633	996,523
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	805,983	676,597
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	4,929,289	4,137,985
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	43,724	42,526
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	138,172	134,309
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	46,998	45,684
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	505,948	483,376
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	6,056,468	5,105,036
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	8,684,852	7,320,517
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,326,183	1,952,758
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,004,796	2,541,213
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,014,871	3,380,397
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,869,724	3,258,187
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,987,833	4,199,600
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	3,542,285	3,306,511
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,727,865	1,520,144
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	542,630	468,408
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,012,400	849,878
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030	737,087	664,337
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027	312,752	299,956
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028	360,054	340,941
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026	296,122	289,897
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026	146,565	143,698
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029	650,615	606,791
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034	585,106	499,538
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028	441,052	416,699
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028	283,852	270,501
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026	204,787	201,311
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026	117,021	114,956
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027	595,000	562,600
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030	639,613	595,583
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029	465,159	432,068
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031	130,917	117,745
Fannie Mae Mortgage pass-thru certificates 2.86% 12/1/2029	579,982	543,046
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031	223,369	205,819
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029	99,480	93,721
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028	175,918	169,412
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	501,382	488,014
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	40,265	38,860
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	167,963	160,755
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041	230,772	214,698
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042	321,082	294,503
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	154,121	140,231
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,409	48,579
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	569,046	516,800
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	795,240	722,501
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	155,887	141,451
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	122,565	112,041
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	257,769	235,287
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	218,182	199,216
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	164,968	150,378
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	240,504	219,454
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	46,804	42,524
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	6,275	5,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,079,909	1,857,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	613,468	540,831
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	1,462,070	1,283,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,657,926	11,095,883
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	730,941	637,770
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	263,893	231,327
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	123,848	121,721
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	2,237,629	2,143,003
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	2,117,577	1,999,857
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	149,688	135,938
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	107,051	97,274
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	214,789	195,262
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	259,259	234,899
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	374,942	340,070
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	5,416,847	4,819,481
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,951,345	1,719,688
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,574,654	4,012,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028	9,762	9,540
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	53,881	51,951
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	68,667	66,098
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	207,354	201,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	112,852	102,996
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	472,085	430,120
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	8,025	7,295
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	978,125	873,315
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,639,802	1,464,090
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	843,795	753,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	580,838	512,064
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	2,158,006	1,913,953
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	288,880	254,043
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,525,260	1,336,560
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	3,015,791	2,657,766
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,425,356	1,254,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,290,095	2,022,517
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	20,085	19,622
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	425,087	410,928
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	355,858	344,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	227,712	218,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	1,705,075	1,630,838
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	186,184	178,194
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035	152,878	146,031
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	1,464,212	1,379,611
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	306,153	277,888
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	272,196	247,366
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	297,203	270,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	168,972	153,837
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	101,196	92,337
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	640,565	581,934
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	109,429	97,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	144,106	128,664
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	403,436	366,768
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	709,636	625,612
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	431,537	380,441
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	2,673,661	2,351,239
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,784,386	1,565,301
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,157,713	2,770,998
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,283,021	1,130,705
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	992,096	876,178
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	83,733	82,535
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	334,481	324,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	362,625	352,831
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	142,804	138,533
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	56,334	53,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	301,177	275,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	972,617	882,679
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,508	13,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,122	36,575
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,184	57,915
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044	589,324	535,281
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	289,513	259,576
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	16,445	14,788
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,296,793	1,150,136
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,029,045	1,775,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (Ac)	4,406,395	3,877,774
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,624,400	2,309,559
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	11,279,500	9,887,561
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	774,909	678,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	163,859	158,242
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	46,048	43,171
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,526,181	1,367,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,601,200	10,133,308
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	21,120,945	18,672,937
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,218,108	1,063,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	744,017	660,340
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,387,111	2,092,531
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	733,339	640,550
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,271,825	1,116,466
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061	328,125	283,942
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	229,032	225,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	31,757	30,121
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	497,955	472,073
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	22,232	21,298
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	422,501	382,979
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	533,593	484,586
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,444	4,974
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	208,919	189,489
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	4,980,542	4,522,275
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,730,185	1,568,042
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,485,310	9,296,231
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	16,866,059	14,732,008
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,648,292	1,458,793
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,002,697	3,525,008
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,488	2,452
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	219,978	213,797
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	429,869	408,077
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	117,267	106,413
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	224,899	204,083
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	244,959	221,283
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,122	37,504
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	503,987	450,928
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	338,519	300,235
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	259,151	227,575
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	717,791	635,941
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	4,143,133	3,648,684
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	99,940	97,060
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	56,948	53,835
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	182,842	165,849
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,147	8,380
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	80,489	73,436
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	817,181	716,337
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,024,520	1,784,808
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,984,342	1,754,968
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,119,727	8,893,046
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062	619,501	534,727
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063	2,701,477	2,319,983
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	573,260	552,362
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	117,437	113,084
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	418,416	406,198
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	15,596	14,841
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	60,980	57,647
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	332,316	302,335
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	538,465	487,772
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	227,457	206,469
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	211,680	191,882
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	290,048	263,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,010,523	2,668,176
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,121,781	1,877,183
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,921,259	1,702,780
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,164,379	2,801,569
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	10,438,356	9,146,956
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028	73,869	72,281
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	62,710	59,283
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	30,112	27,751
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	221,736	201,057
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	32,325	29,299
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	286,728	259,709
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	54,805	49,816
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	319,971	286,084
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,024,468	4,437,400
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,868,670	3,388,842
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	693,227	608,329
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,375,041	1,216,097
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	10,049,074	8,903,185
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	91,373	87,988
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	109,696	105,730
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	901,964	863,821
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	690,446	667,671
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	173,719	159,021
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	152,537	138,895
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	144,206	131,434
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	71,158	64,392
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	99,905	91,171
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	426,565	388,460
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	52,097	46,995
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	166,264	148,604
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	4,442,234	3,941,242
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	423,511	377,998
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	7,406,355	6,487,750
Fannie Mae Mortgage pass-thru certificates 3.09% 10/1/2025	321,808	318,544
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	693,906	631,304
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	182,845	166,818
Fannie Mae Mortgage pass-thru certificates 3.13% 2/1/2026	229,114	226,453
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027	374,552	366,673
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032	336,436	307,782
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036	324,279	299,869
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033	429,760	384,404
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029	492,542	473,082
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027	250,000	243,671
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032	429,906	396,603
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028	244,251	235,993
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029	910,452	879,708
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029	243,388	235,299
Fannie Mae Mortgage pass-thru certificates 3.37% 1/1/2029	456,711	442,777
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030	380,007	360,545
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	294,527	289,899
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	6,593	6,199
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	60,884	56,518
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	524,151	489,794
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	254,584	236,342
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	499,326	463,083
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	290,870	269,757
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	270,316	250,696
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	160,818	148,793
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	105,506	97,617
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,605,892	1,485,819
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	130,412	120,661
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	325,954	301,582
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,033,032	965,247
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	211,865	197,149
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,615,806	1,509,030
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,249,676	1,153,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	11,692,296	10,657,291
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	311,975	285,529
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	8,918	8,585
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	256,162	240,971
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	387,834	363,393
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	312,068	292,338
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,145	13,218
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	114,223	106,191
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	433,334	407,245
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,056	13,194
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,102,566	1,011,858
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	182,786	169,690
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	42,446	39,272
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	44,100	40,692
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	200,634	186,698
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	7,343	7,066
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	111,458	108,522
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	270,724	252,857
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,440	7,871
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	59,544	55,595
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	851,301	790,044
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,422	24,521
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	730,756	674,290
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	263,947	243,551
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	917,714	841,927
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	98,770	89,626
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2053	29,482	26,751
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	81,264	80,125
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	1,761	1,724
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	370,736	364,543
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,807,354	2,737,802
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	1,264,538	1,232,814
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	11,305	10,601
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	17,717	16,458
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,476,908	1,383,275
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	644,804	603,766
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	108,147	100,365
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	129,726	120,392
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	416,084	384,973
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,352,238	2,176,361
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	410,799	380,084
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,351,824	1,250,747
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	208,355	192,776
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	230,757	213,504
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	376,737	348,098
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2054	15,781,732	14,319,385
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	337,372	315,911
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	1,884,540	1,762,812
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	169,993	157,761
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	67,914	62,836
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	5,941,262	5,400,859
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	755,396	689,708
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	414,458	407,557
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	224,386	219,318
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	8,361	8,034
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	460,801	430,411
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	668,449	624,469
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	249,007	232,588
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	310,449	290,700
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	158,446	146,401
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	2,355,499	2,160,976
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	2,570,500	2,339,745
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	23,132	20,991
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	40,865	37,081
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061	4,217,205	3,805,678
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	39,674	37,102
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,591	6,160
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	32,220	29,896
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	366,805	342,402
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	4,508	4,153
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	655,064	603,628
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	34,948	32,105
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	14,132,367	12,837,203
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	26,330,025	23,941,689
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	81,922	74,338
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	356,538	326,537
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	98,104	96,746
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032	21,957	21,163
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	668,079	625,261
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	108,507	101,429
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	268,536	250,276
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,646	3,413
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	16,429	15,221
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,374,400	2,199,834
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	43,527	40,232
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,422,655	2,224,099
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	14,234,549	12,930,021
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,466,758	2,243,004
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	8,238,403	7,491,117
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	358,366	328,548
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	343,632	314,287
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056	554,369	499,399
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	10,869	10,466
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	2,544	2,443
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	12,937	12,536
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	305,523	295,567
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	99,599	94,177
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	285,003	266,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,093	11,314
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	46,175	42,785
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	711,344	662,540
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	16,580	15,376
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	622,836	578,408
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	1,051,967	976,928
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	7,063	6,517
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	54,824	50,502
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	15,461	14,324
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	12,331	11,424
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	5,123	4,746
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,304,459	1,206,516
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	899,466	829,964
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,880,240	9,883,118
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	75,000	68,126
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,579,104	2,345,160
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062	5,229,471	4,684,847
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	28,478	27,411
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	29,336	28,308
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	23,018	22,116
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	168,892	164,866
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	524,811	512,300
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,874	14,830
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,803	3,558
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,533	4,241
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	142,709	132,217
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	444,799	412,097
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	115,789	106,661
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	124,394	115,248
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,014,483	2,803,575
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	86,902	79,752
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	348,043	321,476
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	2,989,742	2,731,630
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,771,397	3,463,480
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	12,638,560	11,480,297
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	544,680	499,529
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	33,553	32,263
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	671,800	655,786
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,563,238	1,459,284
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	806,339	753,916
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	541,413	505,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	73,715	68,342
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,744	4,427
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	626,787	586,442
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,721	8,134
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	130,732	122,135
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	16,341	15,166
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	236,601	219,576
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	221,757	205,453
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	42,617	39,484
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	27,759	25,189
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056	756,671	681,741
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,601	19,242
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	53,261	49,840
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	416,185	385,587
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	473,227	436,660
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	774,827	716,651
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	128,979	120,020
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	149,470	137,126
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	588,659	537,471
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028	327,291	319,674
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033	2,000,000	1,874,570
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030	733,284	703,955
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033	4,000,000	3,763,658
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034	389,300	362,494
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032	2,000,000	1,897,988
Fannie Mae Mortgage pass-thru certificates 3.78% 8/1/2030	475,501	459,336
Fannie Mae Mortgage pass-thru certificates 3.785% 12/1/2026 (d)	35,688	35,467
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028	468,084	460,027
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032	6,000,000	5,717,057
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027	133,085	131,537
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028	8,484	8,351
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033	559,653	533,008
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038	129,117	126,055
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	290,054	280,765
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	418,421	404,838
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	715,214	692,011
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	298,737	288,923
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	489,755	474,294
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	156,307	151,101
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,230	3,131
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,851	45,248
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	13,160	12,729
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	384,709	371,428
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	53,779	51,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	58,770	56,293
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	336,613	322,424
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	63,339	60,491
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	315,856	301,456
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	138,381	132,677
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	983,239	936,568
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	23,663	22,540
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	74,305	70,778
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	411,936	392,383
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	142,757	135,981
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	28,335	27,070
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,448,387	5,196,583
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	88,063	84,028
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054	6,173,134	5,790,416
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031	5,000,000	4,842,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	365,770	354,203
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	84,444	81,691
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	235,470	227,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	101,406	97,973
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	60,342	57,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,286,952	1,235,517
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,384	52,159
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	617,679	594,151
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,562,116	1,497,731
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,445,833	1,377,205
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	3,001,110	2,864,286
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	724,628	692,044
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	95,111	90,775
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	878,052	837,746
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	137,327	129,017
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,601,633	1,549,846
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,094	7,861
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	252,214	243,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	135,272	130,734
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	59,244	56,655
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	89,938	85,922
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	29,247	27,859
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,900,589	1,806,218
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	815,392	775,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	120,251	114,741
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	715,589	672,287
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	22,074	21,063
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	481,334	466,231
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	241,647	233,731
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	98,627	95,436
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	39,444	38,096
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	150,239	145,301
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,907	2,808
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,199	2,124
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	92,342	89,256
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	245,011	236,520
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	88,935	85,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	78,963	76,267
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	557,709	535,769
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	466,935	447,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	245,559	235,592
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	75,813	72,617
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	34,792	33,326
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	371,987	356,771
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	185,944	178,338
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	61,513	58,823
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	147,520	140,702
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	87,335	83,435
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	88,611	84,405
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	900,020	857,300
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	15,219	14,497
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	71,960	68,477
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	68,924	65,766
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,169,081	1,106,282
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	697,944	659,363
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	138,140	135,210
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	50,359	49,165
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	51,968	50,735
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	600,126	580,718
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	160,896	155,646
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	271,437	261,960
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043	538,762	520,055
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	822,033	784,556
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,425	5,176
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	97,843	93,107
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	87,221	83,572
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	15,318	14,605
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,293,057	1,227,640
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	738,694	704,786
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	54,825	52,313
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	7,085,675	6,656,900
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	910,048	882,538
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	351,578	340,784
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	109,205	105,818
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	241,974	233,913
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	109,888	106,065
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	1,344,644	1,292,164
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	236,111	226,158
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	671,448	644,193
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,211,225	2,135,458
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	328,563	313,994
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	63,971	61,294
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	68,802	65,471
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	367,275	351,449
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,697,040	1,612,776
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	1,106,498	1,046,456
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	73,973	71,476
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	111,176	107,386
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	59,338	57,338
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,589	41,099
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,673	18,989
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	26,649	25,728
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	268,333	258,997
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,862,140	6,591,317
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	89,928	86,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	150,864	144,080
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	110,832	105,744
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	112,650	107,479
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	480,441	459,288
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,798	23,598
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	289,290	276,011
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	10,237,206	9,620,401
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	250,583	238,787
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	150,935	141,613
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,245,799	1,181,313
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	494,275	463,863
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	224,479	217,279
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	1,661,032	1,614,890
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042	3,301	3,186
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	201,067	192,340
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	162,023	154,737
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	519,769	496,885
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	131,018	125,822
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	199,907	190,730
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,517,551	2,401,200
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	2,401,324	2,279,839
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	9,161,729	8,687,490
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	25,494,748	23,951,984
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	163,932	154,268
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	91,499	85,848
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	543,603	526,673
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	454,891	441,008
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	36,543	35,104
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	197,412	191,278
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043	113,945	110,188
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	100,598	96,546
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	23,283	22,243
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	17,480	16,700
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	70,489	67,430
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	86,332	82,342
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,759,709	1,678,382
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	12,320,424	11,574,878
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	96,358	90,406
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	366,231	344,041
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037	3,461,555	3,387,732
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	58,254	56,637
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	24,426	23,475
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	107,892	103,982
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	35,530	34,074
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	29,180	28,005
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	130,853	125,583
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,437,911	1,378,646
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	270,373	258,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	16,102	15,308
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	777,722	729,687
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	2,526,341	2,378,991
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	7,058,174	6,631,063
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	709,758	666,809
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053	793,055	746,428
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	114,016	110,322
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	18,332	17,635
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,350	23,429
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	93,317	89,776
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	313,661	299,165
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	256,020	244,188
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	78,148	74,268
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	42,924	40,792
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	291,586	277,837
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	325,054	309,929
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	301,214	283,152
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,785,182	2,615,555
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059	313,216	291,791
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	335,978	326,566
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	115,660	111,911
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	78,564	75,545
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	165,022	158,496
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	58,583	56,187
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,690,353	1,620,684
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	211,351	203,697
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	101,173	96,498
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	179,977	171,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	93,292	89,017
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	146,231	139,381
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	481,228	452,822
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	90,457	85,125
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	27,664	25,962
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062	1,334,934	1,240,282
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033	3,436,169	3,316,578
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033	5,352,584	5,227,902
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2040 (f)	1,900,000	1,881,371
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033	511,412	500,855
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033	731,382	718,387
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030	2,500,000	2,468,399
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033	487,100	478,147
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033	2,000,000	1,971,187
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033	446,114	441,419
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	92,876	92,021
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	87,731	86,948
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	218,192	215,757
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	38,898	38,464
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	32,672	32,093
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	51,052	50,227
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	166,078	162,771
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	7,320	7,255
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	57,383	56,891
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	47,204	46,822
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	60,701	60,106
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	54,607	54,058
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	20,484	20,284
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	949,112	940,739
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	160,397	158,570
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	85,282	84,329
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,426,598	1,409,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,312	3,250
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	148,556	147,573
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	70,871	69,681
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	46,004	45,002
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,740,461	5,540,498
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	3,116,732	3,008,164
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	4,534,536	4,374,809
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030	1,758	1,753
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,109	18,938
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,441	15,300
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,639	20,430
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	45,348	44,936
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	66,159	65,477
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	119,801	118,762
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	309,567	306,463
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	26,671	26,441
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,162,718	1,152,130
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	22,680	22,385
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	47,107	46,425
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,276	6,200
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	382,421	377,794
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	61,448	60,705
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	90,118	88,830
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	89,551	88,048
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	110,461	108,606
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	323,080	316,647
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	6,363,036	6,140,889
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	731,897	707,546
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	13,167	13,055
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	222,071	220,182
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	44,193	43,760
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	215,020	213,144
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	338,298	335,004
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	114,803	113,779
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	59,673	59,118
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	33,793	33,325
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,389	11,262
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	4,768	4,715
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	7,370	7,255
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	118,177	116,082
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,809,631	1,775,859
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,390,418	4,249,487
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	11,693,908	11,279,802
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061	212,562	205,473
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038	73,816	73,330
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039	217,697	215,900
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	362,007	358,736
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	283,794	281,281
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	656,551	650,769
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	30,587	30,288
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	11,836	11,704
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	656,296	648,971
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,916	7,828
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	447,966	442,826
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	55,926	55,022
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	25,229	24,782
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	1,001,595	980,712
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	183,742	179,911
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051	605,535	592,342
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,474	13,363
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	868,928	860,370
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042	14,161	14,003
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,832	5,766
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	449,158	443,162
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	14,739	14,510
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	809,696	802,792
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	892,896	885,079
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,127	13,877
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	26,288	25,740
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	1,242,051	1,218,872
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	22,748	22,559
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,014	1,005
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	72,972	72,211
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	14,054	13,909
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	73,804	73,141
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042	186,107	184,113
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	222,045	219,358
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	117,385	115,562
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	21,211	20,809
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,624	8,554
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,028,592	1,024,504
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	18,565	18,368
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042	9,306	9,201
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,232	2,206
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	23,202	22,935
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	84,104	82,981
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	122,122	119,805
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	72,414	70,859
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	127,686	124,705
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	336	336
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	122,748	121,728
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,922	8,844
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	47,324	46,954
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	8,038	7,951
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	250,640	247,764
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	361,349	356,525
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	387,525	381,019
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	27,710	27,271
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	62,428	61,185
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052	23,310,026	22,512,614
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	2,455,200	2,374,087
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	979,535	947,174
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,777	1,767
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,632	23,379
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	76,303	75,644
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	101,725	100,578
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	114,383	113,155
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	13,631	13,476
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	19,926	19,702
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	31,168	30,810
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	162,681	160,713
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	244,913	240,266
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	34,687	33,931
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,878	1,837
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	34,919	34,158
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,707,982	1,679,310
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	3,949,071	3,813,978
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	171,629	170,186
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	38,523	38,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	157,802	156,245
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	51,103	50,602
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	57,155	56,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,091	4,054
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	88,866	87,985
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	6,566	6,495
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043	211,567	208,860
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	129,998	128,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,953	1,931
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,477	7,391
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,348	22,168
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,675,222	1,647,100
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	488,313	478,284
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,753,332	3,622,589
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	370,153	359,920
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,307,242	1,262,522
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	582,779	563,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	21,234	21,041
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,338	13,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	16,842	16,660
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	83,886	83,014
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	950,236	941,745
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,951	7,860
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	102,402	100,671
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	143,600	139,808
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,113,546	1,092,765
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	6,814,224	6,576,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	166,379	160,584
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033	3,050,000	3,018,062
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033	2,938,829	2,909,145
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033	3,115,000	3,092,814
Fannie Mae Mortgage pass-thru certificates 4.56% 1/1/2033	1,451,107	1,444,211
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033	3,907,344	3,919,242
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032	536,805	536,925
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030	1,997,830	2,012,232
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029	2,943,219	2,971,078
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034	2,429,000	2,454,846
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032	234,042	237,640
Fannie Mae Mortgage pass-thru certificates 4.97% 1/1/2032	861,221	874,225
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030	2,580	2,599
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042	251,262	254,440
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048	151,903	153,083
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	39,731	39,792
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	49,352	48,794
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,415,479	4,350,419
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	64,803	65,449
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	7,354	7,448
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	207,140	209,752
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	28,178	28,370
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	374,807	372,799
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,150,762	6,125,485
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,289,295	2,275,595
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	8,750,518	8,613,380
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	35,740	36,093
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	368,478	372,250
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	31,596	31,269
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,053,446	1,051,421
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,647,615	2,636,735
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,652,976	1,643,084
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	1,913,002	1,887,804
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	742,130	730,499
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033	21,036	21,242
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034	497,912	493,883
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,805,409	1,797,426
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	4,976,913	4,903,581
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030	95,148	95,845
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	668,656	675,509
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	929,736	939,850
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	56,974	57,699
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	42,892	43,432
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,192,507	1,201,395
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	597,186	590,066
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	47,244	46,630
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	4,030,262	3,978,435
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	208,345	210,300
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	480,053	485,422
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	144,882	146,868
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	104,860	106,297
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	85,560	86,732
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	961,885	964,846
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	31,330	30,839
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	15,263	15,455
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	76,933	77,909
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	1,132,728	1,118,515
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033	3,065	3,096
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	53,268	53,887
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	27,254	27,593
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	344,902	349,174
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	70,784	71,587
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	165,652	166,938
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	455,396	449,824
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031	24,463	24,719
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	40,127	40,558
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,398	9,513
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	6,794,420	6,863,411
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	759,467	767,118
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	230,793	233,268
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	80,837	81,846
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	11,907	12,055
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	27,115	27,445
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	38,910	39,399
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	101,587	102,887
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,631	22,919
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	37,480	37,771
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	18,027	18,110
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	9,665,989	9,586,998
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,099,352	6,022,823
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	1,467,520	1,449,566
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,527,172	6,441,196
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029	31,500	31,698
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	45,789	46,231
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	27,656	27,925
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	33,858	34,184
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	380,176	384,285
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	37,533	37,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	786,257	794,922
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	54,701	55,265
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	6,146	6,209
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	27,653	27,969
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,400	9,522
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	36,156	36,612
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	23,049	23,335
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,863	19,097
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,206	16,409
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	12,265,487	12,165,254
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	47,935	47,888
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	58,964	59,035
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	72,557	72,122
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,200,986	2,182,312
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	1,272,245	1,256,679
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,950,425	1,919,857
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	9,238	9,329
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	81,218	81,999
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,523	3,567
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	16,189	16,394
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	68,287	68,497
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	7,078,330	7,069,149
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,189,035	1,177,089
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	7,808,407	7,705,554
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	3,819,960	3,773,225
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	2,613,060	2,605,588
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	296,679	292,029
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	75	75
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	43,129	43,559
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	68,543	69,221
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	12,542	12,696
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	35,555	35,665
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	355,511	356,606
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	43,686	43,148
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	1,029,192	1,018,851
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	479,141	475,226
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	4,375,765	4,323,597
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029	2,544,483	2,592,102
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028	2,352,965	2,400,336
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (d)	148,185	148,553
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	156,386	162,187
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	204,440	211,976
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	3,149,547	3,169,343
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,327,883	3,381,037
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	812,863	815,394
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	614,088	623,705
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,142,639	3,152,570
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,555	2,644
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	22,896,136	23,054,351
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	482,214	484,190
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,747,455	1,756,527
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	712,156	717,522
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	29,179	30,235
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	3,256,402	3,276,869
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	5,605,226	5,622,939
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	959,350	966,579
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	96,086	99,555
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,450,760	1,463,958
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037	98,425	101,928
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	511,264	515,756
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	14,124,494	14,160,301
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	2,175,481	2,190,514
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,821,142	5,843,175
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	91,136	94,411
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	49,562	51,291
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,654,799	3,693,759
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	42,526	44,088
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,458,100	2,468,940
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,629,722	1,648,623
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,795,365	1,814,504
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	385,861	391,542
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,461,369	4,478,255
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,804,926	2,836,580
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,883,327	1,902,815
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	578,905	584,352
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	81,909	84,586
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052	1,986,528	2,000,256
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,366,946	1,374,683
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	4,227,844	4,245,168
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,300,809	1,319,961
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,983,663	1,994,891
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	196,492	197,113
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,777,702	1,808,874
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	2,096	2,159
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	188,008	194,630
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048	473,400	490,841
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	3,409,745	3,423,716
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,270,414	2,277,589
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031	261,000	270,662
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	137,718	144,540
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	30,906	32,524
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	30,428	32,006
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,776	2,927
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	2,172,083	2,238,635
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	11,570	12,058
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	31,175	32,756
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	388,198	397,545
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	2,153,575	2,227,636
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	194,104	202,178
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	3,361,185	3,437,911
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	301,257	308,464
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,450,163	1,477,193
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,136,057	2,176,807
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	797,026	811,484
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	4,902,652	5,020,755
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	295,255	306,239
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,995,053	2,059,298
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	783,678	810,629
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039	133,785	140,926
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	6,103,770	6,243,102
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	2,060,732	2,095,859
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	41,380	43,069
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040	164,232	172,948
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	521,829	543,199
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,048,257	3,140,701
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	39,842	41,468
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	11,079	11,524
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	86,383	89,999
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	11,295	11,880
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,513,406	1,542,750
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	1,123	1,170
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	328,580	335,875
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,774,697	2,902,400
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	43,465	45,766
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	898,645	917,417
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,750,926	4,843,045
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	22,958	23,948
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	53,974	56,591
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	3,059	3,220
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,808,006	2,891,410
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	825,720	843,795
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,844,539	3,962,334
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	444,896	452,549
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	824,083	840,062
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,666,461	5,776,332
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	23,743	24,873
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	51,034	53,134
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	4,916	5,171
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	557,776	587,681
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	755,992	794,563
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,135,250	2,194,668
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	981,621	1,008,937
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,234,584	4,368,300
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,977,887	3,035,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,929,268	5,054,112
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	12,854	13,430
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	240,042	249,840
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,601,690	6,727,631
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	67,239	70,262
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,825	2,974
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,467,577	1,507,039
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	3,089,964	3,173,052
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	99,591	101,435
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,450,147	7,592,274
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,757,694	1,822,534
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,944,597	4,096,273
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	5,662,504	5,912,973
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,040,825	1,086,457
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	1,092,502	1,147,057
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	410,442	426,930
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	2,824,340	2,948,165
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	831	877
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	862,031	894,167
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,369,224	1,412,888
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,140,198	3,280,079
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	1,570,895	1,645,780
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,233,993	1,273,826
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,941,603	2,004,278
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,196,050	2,266,938
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,740,880	8,102,634
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,961,698	2,025,021
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053	613,960	638,383
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,587,283	2,702,332
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	143,594	149,362
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (d)	53,304	54,970
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	633,696	667,245
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,558	1,632
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036	9,099	9,415
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051	767,599	646,294
Freddie Mac Gold Pool 1.5% 1/1/2036	2,301,093	2,032,900
Freddie Mac Gold Pool 1.5% 1/1/2037	1,065,097	935,967
Freddie Mac Gold Pool 1.5% 1/1/2051	3,198,564	2,433,420
Freddie Mac Gold Pool 1.5% 11/1/2035	1,812,515	1,606,364
Freddie Mac Gold Pool 1.5% 11/1/2035	68,527	60,733
Freddie Mac Gold Pool 1.5% 11/1/2050	3,213,285	2,449,641
Freddie Mac Gold Pool 1.5% 11/1/2050	267,879	205,975
Freddie Mac Gold Pool 1.5% 12/1/2035	3,076,599	2,726,674
Freddie Mac Gold Pool 1.5% 12/1/2036	361,801	317,937
Freddie Mac Gold Pool 1.5% 12/1/2040	344,143	285,791
Freddie Mac Gold Pool 1.5% 12/1/2050	191,976	147,612
Freddie Mac Gold Pool 1.5% 12/1/2050	47,102	36,261
Freddie Mac Gold Pool 1.5% 2/1/2036	51,560	45,551
Freddie Mac Gold Pool 1.5% 2/1/2041	2,005,333	1,662,805
Freddie Mac Gold Pool 1.5% 2/1/2051	1,590,884	1,210,321
Freddie Mac Gold Pool 1.5% 3/1/2036	353,016	311,320
Freddie Mac Gold Pool 1.5% 3/1/2036	785,124	693,618
Freddie Mac Gold Pool 1.5% 3/1/2041	598,470	495,892
Freddie Mac Gold Pool 1.5% 3/1/2051	63,455	48,851
Freddie Mac Gold Pool 1.5% 4/1/2036	55,936	49,330
Freddie Mac Gold Pool 1.5% 4/1/2041	1,342,103	1,111,322
Freddie Mac Gold Pool 1.5% 4/1/2051	41,412,508	31,506,023
Freddie Mac Gold Pool 1.5% 5/1/2036	57,778	50,846
Freddie Mac Gold Pool 1.5% 5/1/2051	1,275,056	970,044
Freddie Mac Gold Pool 1.5% 6/1/2036	58,195	51,213
Freddie Mac Gold Pool 1.5% 6/1/2051	150,937	116,199
Freddie Mac Gold Pool 1.5% 6/1/2051	966,820	735,543
Freddie Mac Gold Pool 1.5% 6/1/2051	940,663	715,643
Freddie Mac Gold Pool 1.5% 7/1/2036	51,762	45,552
Freddie Mac Gold Pool 1.5% 8/1/2035	1,530,599	1,356,512
Freddie Mac Gold Pool 1.5% 8/1/2036	79,702	70,139
Freddie Mac Gold Pool 1.5% 9/1/2036	2,063,228	1,815,666
Freddie Mac Gold Pool 2% 1/1/2032	615,894	581,926
Freddie Mac Gold Pool 2% 1/1/2051	438,882	352,715
Freddie Mac Gold Pool 2% 1/1/2051	18,171	14,604
Freddie Mac Gold Pool 2% 1/1/2052	2,212,783	1,773,501
Freddie Mac Gold Pool 2% 1/1/2052	44,051	35,306
Freddie Mac Gold Pool 2% 10/1/2041	37,619	32,123
Freddie Mac Gold Pool 2% 10/1/2050	2,713,928	2,186,184
Freddie Mac Gold Pool 2% 10/1/2051	4,766,639	3,856,115
Freddie Mac Gold Pool 2% 10/1/2051	740,418	599,909
Freddie Mac Gold Pool 2% 10/1/2051	247,052	200,169
Freddie Mac Gold Pool 2% 10/1/2051	2,455,557	1,976,521
Freddie Mac Gold Pool 2% 11/1/2041	1,693,066	1,445,987
Freddie Mac Gold Pool 2% 11/1/2041	593,675	506,762
Freddie Mac Gold Pool 2% 11/1/2050	191,043	153,893
Freddie Mac Gold Pool 2% 11/1/2050	2,164,040	1,763,514
Freddie Mac Gold Pool 2% 11/1/2050	18,204	14,664
Freddie Mac Gold Pool 2% 11/1/2051	4,777,876	3,829,371
Freddie Mac Gold Pool 2% 11/1/2051	2,538,454	2,051,179
Freddie Mac Gold Pool 2% 11/1/2051	913,029	738,622
Freddie Mac Gold Pool 2% 11/1/2051	223,409	181,013
Freddie Mac Gold Pool 2% 11/1/2051	1,293,667	1,048,168
Freddie Mac Gold Pool 2% 11/1/2051	353,850	286,700
Freddie Mac Gold Pool 2% 11/1/2051	32,920	26,385
Freddie Mac Gold Pool 2% 11/1/2051	1,143,688	920,575
Freddie Mac Gold Pool 2% 11/1/2051	94,905	76,065
Freddie Mac Gold Pool 2% 12/1/2035	255,331	231,796
Freddie Mac Gold Pool 2% 12/1/2035	170,252	155,304
Freddie Mac Gold Pool 2% 12/1/2050	798,184	642,971
Freddie Mac Gold Pool 2% 12/1/2051	4,153,734	3,329,135
Freddie Mac Gold Pool 2% 12/1/2051	3,198,484	2,591,507
Freddie Mac Gold Pool 2% 12/1/2051	559,843	453,601
Freddie Mac Gold Pool 2% 12/1/2051	251,922	203,564
Freddie Mac Gold Pool 2% 12/1/2051	271,736	220,169
Freddie Mac Gold Pool 2% 12/1/2051	255,014	206,301
Freddie Mac Gold Pool 2% 12/1/2051	163,080	131,266
Freddie Mac Gold Pool 2% 12/1/2051	291,468	233,606
Freddie Mac Gold Pool 2% 2/1/2036	3,154,642	2,866,819
Freddie Mac Gold Pool 2% 2/1/2036	143,462	130,552
Freddie Mac Gold Pool 2% 2/1/2036	165,956	151,333
Freddie Mac Gold Pool 2% 2/1/2042	835,103	711,073
Freddie Mac Gold Pool 2% 2/1/2051	1,404,835	1,129,020
Freddie Mac Gold Pool 2% 2/1/2051	18,271	14,683
Freddie Mac Gold Pool 2% 2/1/2052	6,041,531	4,893,141
Freddie Mac Gold Pool 2% 2/1/2052	5,954,818	4,815,467
Freddie Mac Gold Pool 2% 2/1/2052	1,469,114	1,187,107
Freddie Mac Gold Pool 2% 3/1/2036	359,870	326,136
Freddie Mac Gold Pool 2% 3/1/2036	15,933	14,439
Freddie Mac Gold Pool 2% 3/1/2036	124,580	113,369
Freddie Mac Gold Pool 2% 3/1/2037	391,371	357,131
Freddie Mac Gold Pool 2% 3/1/2041	408,220	352,167
Freddie Mac Gold Pool 2% 3/1/2051	4,370,977	3,512,812
Freddie Mac Gold Pool 2% 3/1/2051	36,711	29,791
Freddie Mac Gold Pool 2% 3/1/2051	53,841	43,270
Freddie Mac Gold Pool 2% 3/1/2051	331,468	268,980
Freddie Mac Gold Pool 2% 3/1/2051	307,516	249,543
Freddie Mac Gold Pool 2% 3/1/2051	3,697,659	2,971,688
Freddie Mac Gold Pool 2% 3/1/2051	273,286	221,766
Freddie Mac Gold Pool 2% 3/1/2051	23,266	18,880
Freddie Mac Gold Pool 2% 3/1/2051	727,353	585,914
Freddie Mac Gold Pool 2% 3/1/2052	1,964,074	1,577,849
Freddie Mac Gold Pool 2% 4/1/2036	1,470,242	1,330,587
Freddie Mac Gold Pool 2% 4/1/2041	34,928	29,964
Freddie Mac Gold Pool 2% 4/1/2042	1,125,660	967,322
Freddie Mac Gold Pool 2% 4/1/2051	6,069,877	4,878,162
Freddie Mac Gold Pool 2% 4/1/2051	198,417	159,462
Freddie Mac Gold Pool 2% 4/1/2052	10,406,329	8,337,212
Freddie Mac Gold Pool 2% 4/1/2052	43,988	35,641
Freddie Mac Gold Pool 2% 4/1/2052	1,290,223	1,042,555
Freddie Mac Gold Pool 2% 5/1/2036	218,500	198,838
Freddie Mac Gold Pool 2% 5/1/2036	366,094	332,807
Freddie Mac Gold Pool 2% 5/1/2041	6,126,960	5,251,040
Freddie Mac Gold Pool 2% 5/1/2051	9,496,653	7,697,440
Freddie Mac Gold Pool 2% 5/1/2051	24,457,751	19,655,897
Freddie Mac Gold Pool 2% 5/1/2051	913,973	741,671
Freddie Mac Gold Pool 2% 5/1/2051	249,950	201,658
Freddie Mac Gold Pool 2% 5/1/2051	589,851	475,887
Freddie Mac Gold Pool 2% 5/1/2051	93,354	75,025
Freddie Mac Gold Pool 2% 6/1/2035	21,077,826	19,207,426
Freddie Mac Gold Pool 2% 6/1/2036	2,139,212	1,936,013
Freddie Mac Gold Pool 2% 6/1/2036	917,130	835,173
Freddie Mac Gold Pool 2% 6/1/2050	3,301,102	2,681,873
Freddie Mac Gold Pool 2% 6/1/2050	38,577,227	31,123,814
Freddie Mac Gold Pool 2% 6/1/2052	76,263	61,266
Freddie Mac Gold Pool 2% 7/1/2035	2,351,344	2,136,812
Freddie Mac Gold Pool 2% 7/1/2041	36,092	30,888
Freddie Mac Gold Pool 2% 7/1/2041	6,602,867	5,682,427
Freddie Mac Gold Pool 2% 7/1/2051	495,708	401,792
Freddie Mac Gold Pool 2% 8/1/2035	423,105	384,502
Freddie Mac Gold Pool 2% 8/1/2050	16,401	13,319
Freddie Mac Gold Pool 2% 8/1/2051	1,841,326	1,479,238
Freddie Mac Gold Pool 2% 8/1/2051	29,329	23,589
Freddie Mac Gold Pool 2% 8/1/2051	682,435	549,730
Freddie Mac Gold Pool 2% 8/1/2052	113,042	90,601
Freddie Mac Gold Pool 2% 9/1/2050	26,305,880	21,190,502
Freddie Mac Gold Pool 2% 9/1/2050	2,276,795	1,841,882
Freddie Mac Gold Pool 2% 9/1/2050	22,577	18,187
Freddie Mac Gold Pool 2% 9/1/2051	5,746,233	4,616,264
Freddie Mac Gold Pool 2% 9/1/2051	42,844	34,713
Freddie Mac Gold Pool 2% 9/1/2051	260,251	210,863
Freddie Mac Gold Pool 2% 9/1/2051	254,556	206,249
Freddie Mac Gold Pool 2.5% 1/1/2041	400,016	353,166
Freddie Mac Gold Pool 2.5% 1/1/2042	2,008,043	1,763,502
Freddie Mac Gold Pool 2.5% 1/1/2043	119,276	105,376
Freddie Mac Gold Pool 2.5% 1/1/2051	6,336,968	5,327,609
Freddie Mac Gold Pool 2.5% 1/1/2052	2,531,670	2,122,885
Freddie Mac Gold Pool 2.5% 1/1/2052	916,338	775,537
Freddie Mac Gold Pool 2.5% 1/1/2052	7,996,929	6,795,641
Freddie Mac Gold Pool 2.5% 1/1/2052	155,333	130,106
Freddie Mac Gold Pool 2.5% 1/1/2052	5,249,933	4,430,124
Freddie Mac Gold Pool 2.5% 10/1/2031	52,818	50,521
Freddie Mac Gold Pool 2.5% 10/1/2035	3,923,071	3,680,341
Freddie Mac Gold Pool 2.5% 10/1/2041	986,813	868,180
Freddie Mac Gold Pool 2.5% 10/1/2050	4,678,896	3,986,274
Freddie Mac Gold Pool 2.5% 10/1/2051	550,100	467,121
Freddie Mac Gold Pool 2.5% 10/1/2051	4,057,507	3,423,903
Freddie Mac Gold Pool 2.5% 11/1/2031	518,584	494,478
Freddie Mac Gold Pool 2.5% 11/1/2032	1,077,741	1,023,258
Freddie Mac Gold Pool 2.5% 11/1/2041	536,816	474,294
Freddie Mac Gold Pool 2.5% 11/1/2041	168,196	148,606
Freddie Mac Gold Pool 2.5% 11/1/2046	437,598	377,436
Freddie Mac Gold Pool 2.5% 11/1/2050	1,001,911	844,517
Freddie Mac Gold Pool 2.5% 11/1/2050	3,527,348	2,994,168
Freddie Mac Gold Pool 2.5% 11/1/2050	242,020	206,194
Freddie Mac Gold Pool 2.5% 11/1/2051	631,240	529,314
Freddie Mac Gold Pool 2.5% 11/1/2051	424,484	355,147
Freddie Mac Gold Pool 2.5% 12/1/2050	1,292,182	1,100,899
Freddie Mac Gold Pool 2.5% 12/1/2051	1,580,621	1,325,400
Freddie Mac Gold Pool 2.5% 12/1/2051	3,267,357	2,757,139
Freddie Mac Gold Pool 2.5% 12/1/2051	370,823	310,252
Freddie Mac Gold Pool 2.5% 2/1/2035	506,250	473,345
Freddie Mac Gold Pool 2.5% 2/1/2043	115,197	101,444
Freddie Mac Gold Pool 2.5% 2/1/2051	6,118,791	5,144,184
Freddie Mac Gold Pool 2.5% 2/1/2051	10,148,475	8,646,185
Freddie Mac Gold Pool 2.5% 2/1/2051	571,752	481,755
Freddie Mac Gold Pool 2.5% 2/1/2052	2,518,025	2,127,968
Freddie Mac Gold Pool 2.5% 3/1/2028	132,941	129,833
Freddie Mac Gold Pool 2.5% 3/1/2030	104,388	100,717
Freddie Mac Gold Pool 2.5% 3/1/2032	1,998,000	1,903,356
Freddie Mac Gold Pool 2.5% 3/1/2050	1,801,225	1,520,516
Freddie Mac Gold Pool 2.5% 3/1/2051	14,276,134	12,002,215
Freddie Mac Gold Pool 2.5% 3/1/2051	544,583	458,862
Freddie Mac Gold Pool 2.5% 4/1/2037	56,508	52,570
Freddie Mac Gold Pool 2.5% 4/1/2042	346,956	305,896
Freddie Mac Gold Pool 2.5% 4/1/2047	1,453,970	1,231,467
Freddie Mac Gold Pool 2.5% 4/1/2051	18,787,880	15,795,326
Freddie Mac Gold Pool 2.5% 4/1/2051	4,084,093	3,462,928
Freddie Mac Gold Pool 2.5% 4/1/2052	306,260	256,522
Freddie Mac Gold Pool 2.5% 4/1/2052	2,964,847	2,520,399
Freddie Mac Gold Pool 2.5% 4/1/2052	481,817	409,439
Freddie Mac Gold Pool 2.5% 5/1/2035	1,688,290	1,578,555
Freddie Mac Gold Pool 2.5% 5/1/2041	600,310	531,355
Freddie Mac Gold Pool 2.5% 5/1/2050	2,942,857	2,484,232
Freddie Mac Gold Pool 2.5% 5/1/2051	8,347,420	7,017,834
Freddie Mac Gold Pool 2.5% 5/1/2051	476,635	407,866
Freddie Mac Gold Pool 2.5% 5/1/2052	7,365,022	6,168,898
Freddie Mac Gold Pool 2.5% 6/1/2031	635,231	608,501
Freddie Mac Gold Pool 2.5% 6/1/2041	960,031	845,818
Freddie Mac Gold Pool 2.5% 6/1/2041	409,941	362,964
Freddie Mac Gold Pool 2.5% 6/1/2051	359,034	300,893
Freddie Mac Gold Pool 2.5% 6/1/2051	385,645	328,076
Freddie Mac Gold Pool 2.5% 7/1/2030	198,122	190,850
Freddie Mac Gold Pool 2.5% 7/1/2031	288,590	276,171
Freddie Mac Gold Pool 2.5% 7/1/2032	636,511	605,563
Freddie Mac Gold Pool 2.5% 7/1/2036	3,013,844	2,813,243
Freddie Mac Gold Pool 2.5% 7/1/2050	1,047,705	884,427
Freddie Mac Gold Pool 2.5% 7/1/2050	3,003,969	2,550,839
Freddie Mac Gold Pool 2.5% 7/1/2050	5,157,578	4,397,320
Freddie Mac Gold Pool 2.5% 7/1/2051	1,901,516	1,596,263
Freddie Mac Gold Pool 2.5% 7/1/2051	2,770,128	2,342,750
Freddie Mac Gold Pool 2.5% 8/1/2031	485,725	464,362
Freddie Mac Gold Pool 2.5% 8/1/2032	1,411,576	1,342,344
Freddie Mac Gold Pool 2.5% 8/1/2041	139,332	123,235
Freddie Mac Gold Pool 2.5% 8/1/2051	5,065,127	4,290,005
Freddie Mac Gold Pool 2.5% 9/1/2041	305,533	272,144
Freddie Mac Gold Pool 2.5% 9/1/2051	232,190	195,497
Freddie Mac Gold Pool 3% 1/1/2033	315,500	303,038
Freddie Mac Gold Pool 3% 1/1/2036	412,963	394,209
Freddie Mac Gold Pool 3% 1/1/2037	1,064,800	1,004,520
Freddie Mac Gold Pool 3% 1/1/2043	268,225	244,089
Freddie Mac Gold Pool 3% 1/1/2043	93,434	85,302
Freddie Mac Gold Pool 3% 1/1/2043	132,238	120,338
Freddie Mac Gold Pool 3% 1/1/2047	4,336,560	3,876,962
Freddie Mac Gold Pool 3% 1/1/2052	1,527,902	1,339,352
Freddie Mac Gold Pool 3% 1/1/2052	640,685	561,621
Freddie Mac Gold Pool 3% 1/1/2052	1,260,504	1,104,953
Freddie Mac Gold Pool 3% 1/1/2052	382,288	335,112
Freddie Mac Gold Pool 3% 10/1/2028	105,721	103,507
Freddie Mac Gold Pool 3% 10/1/2042	289,016	262,870
Freddie Mac Gold Pool 3% 10/1/2042	51,434	46,832
Freddie Mac Gold Pool 3% 10/1/2049	2,101,603	1,856,047
Freddie Mac Gold Pool 3% 10/1/2049	5,997,372	5,296,628
Freddie Mac Gold Pool 3% 10/1/2051	1,721,218	1,517,957
Freddie Mac Gold Pool 3% 11/1/2042	77,006	71,021
Freddie Mac Gold Pool 3% 11/1/2046	787,468	704,010
Freddie Mac Gold Pool 3% 11/1/2049	764,999	674,420
Freddie Mac Gold Pool 3% 11/1/2049	5,681,778	5,055,196
Freddie Mac Gold Pool 3% 11/1/2049	7,172,259	6,374,583
Freddie Mac Gold Pool 3% 11/1/2050	191,493	168,400
Freddie Mac Gold Pool 3% 11/1/2051	1,443,777	1,266,060
Freddie Mac Gold Pool 3% 11/1/2051	675,739	592,773
Freddie Mac Gold Pool 3% 11/1/2051	2,571,941	2,284,290
Freddie Mac Gold Pool 3% 12/1/2030	83,465	80,882
Freddie Mac Gold Pool 3% 12/1/2032	196,846	189,712
Freddie Mac Gold Pool 3% 12/1/2032	283,652	274,296
Freddie Mac Gold Pool 3% 12/1/2042	485,179	441,805
Freddie Mac Gold Pool 3% 12/1/2042	62,947	57,649
Freddie Mac Gold Pool 3% 12/1/2046	351,088	313,879
Freddie Mac Gold Pool 3% 12/1/2046	7,731,878	6,922,103
Freddie Mac Gold Pool 3% 12/1/2050	1,577,579	1,387,336
Freddie Mac Gold Pool 3% 12/1/2051	5,169,827	4,527,002
Freddie Mac Gold Pool 3% 2/1/2033	102,317	99,257
Freddie Mac Gold Pool 3% 2/1/2043	68,613	62,958
Freddie Mac Gold Pool 3% 2/1/2043	345,802	316,411
Freddie Mac Gold Pool 3% 2/1/2043	34,662	31,681
Freddie Mac Gold Pool 3% 2/1/2043	55,604	50,607
Freddie Mac Gold Pool 3% 2/1/2043	142,116	130,743
Freddie Mac Gold Pool 3% 2/1/2043	52,373	48,163
Freddie Mac Gold Pool 3% 2/1/2050	12,362,423	10,987,514
Freddie Mac Gold Pool 3% 2/1/2050	3,930,819	3,486,275
Freddie Mac Gold Pool 3% 2/1/2050	2,400,518	2,133,540
Freddie Mac Gold Pool 3% 2/1/2052	7,397,460	6,473,023
Freddie Mac Gold Pool 3% 2/1/2052	270,922	237,489
Freddie Mac Gold Pool 3% 2/1/2052	1,724,110	1,529,666
Freddie Mac Gold Pool 3% 3/1/2032	282,363	272,732
Freddie Mac Gold Pool 3% 3/1/2033	321,490	309,433
Freddie Mac Gold Pool 3% 3/1/2043	393,455	357,984
Freddie Mac Gold Pool 3% 3/1/2043	81,483	74,476
Freddie Mac Gold Pool 3% 3/1/2045	88,663	79,848
Freddie Mac Gold Pool 3% 3/1/2050	2,625,514	2,314,641
Freddie Mac Gold Pool 3% 3/1/2052	7,518,455	6,567,150
Freddie Mac Gold Pool 3% 3/1/2052	7,567,761	6,631,502
Freddie Mac Gold Pool 3% 3/1/2052	13,731,514	12,161,428
Freddie Mac Gold Pool 3% 3/1/2052	637,130	558,307
Freddie Mac Gold Pool 3% 3/1/2052	1,949,613	1,715,115
Freddie Mac Gold Pool 3% 4/1/2029	281,863	275,632
Freddie Mac Gold Pool 3% 4/1/2032	11,031	10,693
Freddie Mac Gold Pool 3% 4/1/2032	29,587	28,642
Freddie Mac Gold Pool 3% 4/1/2034	593,671	570,910
Freddie Mac Gold Pool 3% 4/1/2037	661,751	627,149
Freddie Mac Gold Pool 3% 4/1/2037	294,828	279,780
Freddie Mac Gold Pool 3% 4/1/2043	33,907	31,005
Freddie Mac Gold Pool 3% 4/1/2045	616,090	554,839
Freddie Mac Gold Pool 3% 4/1/2045	6,208	5,591
Freddie Mac Gold Pool 3% 4/1/2046	11,288	10,152
Freddie Mac Gold Pool 3% 4/1/2046	13,635	12,262
Freddie Mac Gold Pool 3% 4/1/2050	2,628,857	2,317,589
Freddie Mac Gold Pool 3% 4/1/2052	15,051,202	13,146,784
Freddie Mac Gold Pool 3% 4/1/2052	1,503,180	1,335,062
Freddie Mac Gold Pool 3% 4/1/2052	2,799,777	2,461,272
Freddie Mac Gold Pool 3% 5/1/2035	1,123,128	1,074,229
Freddie Mac Gold Pool 3% 5/1/2046	33,923	30,508
Freddie Mac Gold Pool 3% 5/1/2046	212,551	191,154
Freddie Mac Gold Pool 3% 5/1/2051	614,647	539,757
Freddie Mac Gold Pool 3% 5/1/2052	2,886,070	2,518,643
Freddie Mac Gold Pool 3% 5/1/2052	3,146,430	2,754,706
Freddie Mac Gold Pool 3% 5/1/2052	3,330,842	2,918,241
Freddie Mac Gold Pool 3% 6/1/2029	69,636	68,072
Freddie Mac Gold Pool 3% 6/1/2031	13,593	13,155
Freddie Mac Gold Pool 3% 6/1/2031	25,727	24,897
Freddie Mac Gold Pool 3% 6/1/2031	122,841	119,036
Freddie Mac Gold Pool 3% 6/1/2031	10,768	10,452
Freddie Mac Gold Pool 3% 6/1/2031	10,841	10,495
Freddie Mac Gold Pool 3% 6/1/2031	15,550	15,089
Freddie Mac Gold Pool 3% 6/1/2031	43,932	42,571
Freddie Mac Gold Pool 3% 6/1/2042	217,708	198,707
Freddie Mac Gold Pool 3% 6/1/2045	227,963	204,657
Freddie Mac Gold Pool 3% 6/1/2045	596,338	537,050
Freddie Mac Gold Pool 3% 6/1/2046	208,542	187,417
Freddie Mac Gold Pool 3% 6/1/2048	8,574,384	7,703,833
Freddie Mac Gold Pool 3% 6/1/2050	2,400,845	2,131,580
Freddie Mac Gold Pool 3% 6/1/2052	1,992,040	1,738,433
Freddie Mac Gold Pool 3% 6/1/2052	2,095,593	1,836,333
Freddie Mac Gold Pool 3% 7/1/2032	56,645	54,697
Freddie Mac Gold Pool 3% 7/1/2037	153,341	145,467
Freddie Mac Gold Pool 3% 7/1/2045	667,811	601,417
Freddie Mac Gold Pool 3% 7/1/2050	1,759,739	1,559,627
Freddie Mac Gold Pool 3% 8/1/2029	92,214	89,981
Freddie Mac Gold Pool 3% 8/1/2032	65,299	63,074
Freddie Mac Gold Pool 3% 8/1/2032	44,550	43,005
Freddie Mac Gold Pool 3% 8/1/2043	253,433	230,039
Freddie Mac Gold Pool 3% 8/1/2046	36,979	33,233
Freddie Mac Gold Pool 3% 8/1/2049	434,845	384,037
Freddie Mac Gold Pool 3% 8/1/2050	808,894	717,667
Freddie Mac Gold Pool 3% 8/1/2050	1,957,220	1,726,700
Freddie Mac Gold Pool 3% 9/1/2051	1,518,910	1,331,944
Freddie Mac Gold Pool 3% 9/1/2051	583,303	511,868
Freddie Mac Gold Pool 3.05% 10/1/2032	6,301,000	5,701,607
Freddie Mac Gold Pool 3.19% 7/1/2033	6,000,000	5,462,974
Freddie Mac Gold Pool 3.5% 1/1/2032	73,948	72,282
Freddie Mac Gold Pool 3.5% 1/1/2043	9,186	8,552
Freddie Mac Gold Pool 3.5% 1/1/2044	1,444,302	1,352,418
Freddie Mac Gold Pool 3.5% 1/1/2044	732,047	685,110
Freddie Mac Gold Pool 3.5% 1/1/2046	340,129	315,846
Freddie Mac Gold Pool 3.5% 1/1/2047	98,269	91,039
Freddie Mac Gold Pool 3.5% 1/1/2047	2,003,204	1,837,774
Freddie Mac Gold Pool 3.5% 1/1/2048	878,730	810,831
Freddie Mac Gold Pool 3.5% 1/1/2052	2,600,036	2,367,768
Freddie Mac Gold Pool 3.5% 1/1/2053	29,060	26,369
Freddie Mac Gold Pool 3.5% 10/1/2032	20,238	19,527
Freddie Mac Gold Pool 3.5% 10/1/2034	4,615,039	4,477,274
Freddie Mac Gold Pool 3.5% 10/1/2042	143,408	134,114
Freddie Mac Gold Pool 3.5% 10/1/2042	58,864	55,540
Freddie Mac Gold Pool 3.5% 10/1/2045	410,366	381,325
Freddie Mac Gold Pool 3.5% 10/1/2045	7,348	6,828
Freddie Mac Gold Pool 3.5% 10/1/2045	190,527	177,103
Freddie Mac Gold Pool 3.5% 10/1/2047	634,357	586,095
Freddie Mac Gold Pool 3.5% 10/1/2047	7,305	6,798
Freddie Mac Gold Pool 3.5% 10/1/2051	3,467,840	3,166,285
Freddie Mac Gold Pool 3.5% 10/1/2051	3,064,180	2,808,259
Freddie Mac Gold Pool 3.5% 11/1/2033	474,115	462,121
Freddie Mac Gold Pool 3.5% 11/1/2042	459,142	429,606
Freddie Mac Gold Pool 3.5% 11/1/2044	794,615	736,652
Freddie Mac Gold Pool 3.5% 11/1/2045	940,213	874,558
Freddie Mac Gold Pool 3.5% 11/1/2046	998,890	925,392
Freddie Mac Gold Pool 3.5% 11/1/2047	426,064	390,986
Freddie Mac Gold Pool 3.5% 11/1/2047	42,962	39,978
Freddie Mac Gold Pool 3.5% 11/1/2052	91,709	83,219
Freddie Mac Gold Pool 3.5% 12/1/2033	71,410	69,467
Freddie Mac Gold Pool 3.5% 12/1/2042	91,848	86,737
Freddie Mac Gold Pool 3.5% 12/1/2045	453,767	421,655
Freddie Mac Gold Pool 3.5% 12/1/2045	50,025	46,485
Freddie Mac Gold Pool 3.5% 12/1/2046	805,989	746,684
Freddie Mac Gold Pool 3.5% 12/1/2046	207,894	192,598
Freddie Mac Gold Pool 3.5% 12/1/2046	2,137,868	1,980,563
Freddie Mac Gold Pool 3.5% 12/1/2047	827,323	764,380
Freddie Mac Gold Pool 3.5% 12/1/2047	11,174	10,398
Freddie Mac Gold Pool 3.5% 12/1/2052	45,847	41,631
Freddie Mac Gold Pool 3.5% 12/1/2054	111,476	101,146
Freddie Mac Gold Pool 3.5% 2/1/2029	99,375	98,163
Freddie Mac Gold Pool 3.5% 2/1/2034	1,865,660	1,815,473
Freddie Mac Gold Pool 3.5% 2/1/2034	526,757	511,332
Freddie Mac Gold Pool 3.5% 2/1/2043	48,184	45,384
Freddie Mac Gold Pool 3.5% 2/1/2043	1,557,375	1,456,367
Freddie Mac Gold Pool 3.5% 2/1/2052	8,467,365	7,696,663
Freddie Mac Gold Pool 3.5% 2/1/2052	584,716	535,150
Freddie Mac Gold Pool 3.5% 2/1/2053	28,117	25,514
Freddie Mac Gold Pool 3.5% 2/1/2053	345,681	316,378
Freddie Mac Gold Pool 3.5% 3/1/2032	1,987,531	1,941,920
Freddie Mac Gold Pool 3.5% 3/1/2042	339,540	317,975
Freddie Mac Gold Pool 3.5% 3/1/2046	4,856,412	4,520,323
Freddie Mac Gold Pool 3.5% 3/1/2046	505,317	469,745
Freddie Mac Gold Pool 3.5% 3/1/2046	19,726	18,318
Freddie Mac Gold Pool 3.5% 3/1/2047	312,297	289,142
Freddie Mac Gold Pool 3.5% 3/1/2048	74,439	68,636
Freddie Mac Gold Pool 3.5% 3/1/2052	2,785,452	2,542,365
Freddie Mac Gold Pool 3.5% 3/1/2052	3,620,850	3,312,778
Freddie Mac Gold Pool 3.5% 3/1/2052 (Ac)	3,003,207	2,744,195
Freddie Mac Gold Pool 3.5% 3/1/2052	687,010	624,693
Freddie Mac Gold Pool 3.5% 3/1/2052	637,126	580,130
Freddie Mac Gold Pool 3.5% 3/1/2052	97,978	88,938
Freddie Mac Gold Pool 3.5% 4/1/2042	215,673	202,290
Freddie Mac Gold Pool 3.5% 4/1/2042	222,739	209,634
Freddie Mac Gold Pool 3.5% 4/1/2043	196,633	183,801
Freddie Mac Gold Pool 3.5% 4/1/2043	20,906	19,754
Freddie Mac Gold Pool 3.5% 4/1/2043	5,596	5,220
Freddie Mac Gold Pool 3.5% 4/1/2043	1,569,591	1,465,354
Freddie Mac Gold Pool 3.5% 4/1/2045	74,059	68,864
Freddie Mac Gold Pool 3.5% 4/1/2046	1,606,450	1,491,761
Freddie Mac Gold Pool 3.5% 4/1/2047	993,650	908,176
Freddie Mac Gold Pool 3.5% 4/1/2052	1,633,947	1,498,501
Freddie Mac Gold Pool 3.5% 4/1/2052	652,057	591,688
Freddie Mac Gold Pool 3.5% 4/1/2052	1,711,969	1,556,680
Freddie Mac Gold Pool 3.5% 5/1/2033	364,422	355,031
Freddie Mac Gold Pool 3.5% 5/1/2034	216,604	210,425
Freddie Mac Gold Pool 3.5% 5/1/2034	83,709	81,303
Freddie Mac Gold Pool 3.5% 5/1/2038	36,317	34,679
Freddie Mac Gold Pool 3.5% 5/1/2043	151,733	141,591
Freddie Mac Gold Pool 3.5% 5/1/2045	392,441	364,915
Freddie Mac Gold Pool 3.5% 5/1/2046	5,789,281	5,383,206
Freddie Mac Gold Pool 3.5% 5/1/2046	1,382,027	1,284,224
Freddie Mac Gold Pool 3.5% 5/1/2046	331,433	307,771
Freddie Mac Gold Pool 3.5% 5/1/2046	15,775	14,550
Freddie Mac Gold Pool 3.5% 5/1/2046	86,279	80,038
Freddie Mac Gold Pool 3.5% 5/1/2047	663,957	606,221
Freddie Mac Gold Pool 3.5% 5/1/2052	2,641,701	2,416,113
Freddie Mac Gold Pool 3.5% 5/1/2052	1,430,682	1,309,402
Freddie Mac Gold Pool 3.5% 5/1/2052	4,467,662	4,058,222
Freddie Mac Gold Pool 3.5% 5/1/2053	351,414	319,099
Freddie Mac Gold Pool 3.5% 6/1/2032	1,867,526	1,823,500
Freddie Mac Gold Pool 3.5% 6/1/2042	23,389	21,777
Freddie Mac Gold Pool 3.5% 6/1/2042	316,118	296,251
Freddie Mac Gold Pool 3.5% 6/1/2045	474,957	441,642
Freddie Mac Gold Pool 3.5% 6/1/2045	74,891	69,638
Freddie Mac Gold Pool 3.5% 6/1/2045	148,480	138,204
Freddie Mac Gold Pool 3.5% 6/1/2045	5,417	5,005
Freddie Mac Gold Pool 3.5% 6/1/2046	9,101	8,394
Freddie Mac Gold Pool 3.5% 6/1/2046	28,993	26,896
Freddie Mac Gold Pool 3.5% 6/1/2052	27,298	24,771
Freddie Mac Gold Pool 3.5% 6/1/2052	295,199	271,282
Freddie Mac Gold Pool 3.5% 7/1/2032	3,004,712	2,933,264
Freddie Mac Gold Pool 3.5% 7/1/2032	576,905	563,432
Freddie Mac Gold Pool 3.5% 7/1/2032	178,511	174,734
Freddie Mac Gold Pool 3.5% 7/1/2043	60,144	56,114
Freddie Mac Gold Pool 3.5% 7/1/2044	42,673	39,700
Freddie Mac Gold Pool 3.5% 7/1/2045	294,858	273,991
Freddie Mac Gold Pool 3.5% 7/1/2045	13,467	12,442
Freddie Mac Gold Pool 3.5% 7/1/2046	423,974	393,308
Freddie Mac Gold Pool 3.5% 7/1/2046	15,449	14,250
Freddie Mac Gold Pool 3.5% 7/1/2046	17,083	15,756
Freddie Mac Gold Pool 3.5% 7/1/2046	10,295	9,551
Freddie Mac Gold Pool 3.5% 7/1/2046	10,803	10,021
Freddie Mac Gold Pool 3.5% 7/1/2047	106,094	98,791
Freddie Mac Gold Pool 3.5% 7/1/2051	5,455,497	4,984,509
Freddie Mac Gold Pool 3.5% 7/1/2052	11,714,275	10,648,039
Freddie Mac Gold Pool 3.5% 7/1/2052	438,996	402,468
Freddie Mac Gold Pool 3.5% 8/1/2034	140,449	136,356
Freddie Mac Gold Pool 3.5% 8/1/2034	166,825	161,997
Freddie Mac Gold Pool 3.5% 8/1/2042	309,217	289,448
Freddie Mac Gold Pool 3.5% 8/1/2045	173,110	160,860
Freddie Mac Gold Pool 3.5% 8/1/2046	37,288	34,824
Freddie Mac Gold Pool 3.5% 8/1/2046	127,265	118,060
Freddie Mac Gold Pool 3.5% 8/1/2047	19,194	17,861
Freddie Mac Gold Pool 3.5% 8/1/2047	161,283	150,181
Freddie Mac Gold Pool 3.5% 8/1/2047	13,051	12,152
Freddie Mac Gold Pool 3.5% 8/1/2049 (Ae)	9,459,990	8,720,146
Freddie Mac Gold Pool 3.5% 8/1/2051	3,975,908	3,645,082
Freddie Mac Gold Pool 3.5% 8/1/2052	343,601	315,118
Freddie Mac Gold Pool 3.5% 9/1/2032	6,243	6,019
Freddie Mac Gold Pool 3.5% 9/1/2042	2,108,965	1,973,323
Freddie Mac Gold Pool 3.5% 9/1/2042	2,235,453	2,089,602
Freddie Mac Gold Pool 3.5% 9/1/2042	55,587	52,524
Freddie Mac Gold Pool 3.5% 9/1/2046	1,867,761	1,732,666
Freddie Mac Gold Pool 3.5% 9/1/2046	1,102,783	1,024,397
Freddie Mac Gold Pool 3.5% 9/1/2046	113,519	105,308
Freddie Mac Gold Pool 3.5% 9/1/2047	6,536	6,082
Freddie Mac Gold Pool 3.5% 9/1/2048	113,652	104,615
Freddie Mac Gold Pool 3.5% 9/1/2052	54,780	49,708
Freddie Mac Gold Pool 3.55% 11/1/2032	434,937	408,925
Freddie Mac Gold Pool 3.85% 9/1/2032	509,042	486,157
Freddie Mac Gold Pool 4% 1/1/2032	32,053	32,092
Freddie Mac Gold Pool 4% 1/1/2036	989,671	976,042
Freddie Mac Gold Pool 4% 1/1/2038	163,055	159,790
Freddie Mac Gold Pool 4% 1/1/2044	155,578	149,883
Freddie Mac Gold Pool 4% 1/1/2044	182,861	176,205
Freddie Mac Gold Pool 4% 1/1/2046	62,559	59,900
Freddie Mac Gold Pool 4% 1/1/2048	209,155	199,480
Freddie Mac Gold Pool 4% 1/1/2050	213,078	202,631
Freddie Mac Gold Pool 4% 1/1/2053	796,633	747,617
Freddie Mac Gold Pool 4% 10/1/2039	160,136	155,392
Freddie Mac Gold Pool 4% 10/1/2040	173,303	167,970
Freddie Mac Gold Pool 4% 10/1/2040	219,097	212,197
Freddie Mac Gold Pool 4% 10/1/2041	68,028	65,784
Freddie Mac Gold Pool 4% 10/1/2042	17,188	16,715
Freddie Mac Gold Pool 4% 10/1/2042	11,630	11,208
Freddie Mac Gold Pool 4% 10/1/2042	14,247	13,725
Freddie Mac Gold Pool 4% 10/1/2045	55,171	52,981
Freddie Mac Gold Pool 4% 10/1/2045	94,384	90,638
Freddie Mac Gold Pool 4% 10/1/2052	8,666,026	8,138,234
Freddie Mac Gold Pool 4% 10/1/2052	660,627	620,806
Freddie Mac Gold Pool 4% 10/1/2052	1,335,015	1,268,414
Freddie Mac Gold Pool 4% 10/1/2052	245,885	231,005
Freddie Mac Gold Pool 4% 10/1/2052	6,460,809	6,061,770
Freddie Mac Gold Pool 4% 10/1/2052	119,647	112,407
Freddie Mac Gold Pool 4% 11/1/2041	157,001	152,021
Freddie Mac Gold Pool 4% 11/1/2042	3,442	3,364
Freddie Mac Gold Pool 4% 11/1/2042	1,744,426	1,688,527
Freddie Mac Gold Pool 4% 11/1/2045	244,796	235,079
Freddie Mac Gold Pool 4% 11/1/2051	36,407	34,739
Freddie Mac Gold Pool 4% 11/1/2053	911,581	855,137
Freddie Mac Gold Pool 4% 12/1/2040	154,549	149,784
Freddie Mac Gold Pool 4% 12/1/2043	144,198	138,930
Freddie Mac Gold Pool 4% 12/1/2045	261,341	250,641
Freddie Mac Gold Pool 4% 12/1/2045	15,728	15,103
Freddie Mac Gold Pool 4% 12/1/2047	1,638,643	1,562,845
Freddie Mac Gold Pool 4% 12/1/2052	234,450	220,171
Freddie Mac Gold Pool 4% 2/1/2026	891	886
Freddie Mac Gold Pool 4% 2/1/2042	48,602	47,047
Freddie Mac Gold Pool 4% 2/1/2042	157,871	152,575
Freddie Mac Gold Pool 4% 2/1/2043	27,464	26,454
Freddie Mac Gold Pool 4% 2/1/2044	35,382	34,015
Freddie Mac Gold Pool 4% 2/1/2044	50,222	48,370
Freddie Mac Gold Pool 4% 2/1/2045	1,017,982	979,998
Freddie Mac Gold Pool 4% 2/1/2046	19,453	18,657
Freddie Mac Gold Pool 4% 2/1/2046	14,618	14,019
Freddie Mac Gold Pool 4% 2/1/2046	731,742	704,282
Freddie Mac Gold Pool 4% 2/1/2046	59,828	57,378
Freddie Mac Gold Pool 4% 2/1/2048	32,674	31,214
Freddie Mac Gold Pool 4% 2/1/2052	13,958	13,318
Freddie Mac Gold Pool 4% 2/1/2052	18,734	17,876
Freddie Mac Gold Pool 4% 3/1/2052	1,214,987	1,145,261
Freddie Mac Gold Pool 4% 3/1/2053	757,430	710,826
Freddie Mac Gold Pool 4% 3/1/2053	246,409	232,961
Freddie Mac Gold Pool 4% 4/1/2038	116,879	114,022
Freddie Mac Gold Pool 4% 4/1/2042	19,818	19,134
Freddie Mac Gold Pool 4% 4/1/2043	22,887	22,251
Freddie Mac Gold Pool 4% 4/1/2043	44,625	43,097
Freddie Mac Gold Pool 4% 4/1/2043	1,860,013	1,796,841
Freddie Mac Gold Pool 4% 4/1/2046	156,756	150,142
Freddie Mac Gold Pool 4% 4/1/2052	844,070	791,938
Freddie Mac Gold Pool 4% 4/1/2052	241,787	226,854
Freddie Mac Gold Pool 4% 4/1/2052	19,878	18,961
Freddie Mac Gold Pool 4% 4/1/2052	19,574	18,671
Freddie Mac Gold Pool 4% 5/1/2037	2,653,116	2,599,996
Freddie Mac Gold Pool 4% 5/1/2038	1,444,178	1,411,652
Freddie Mac Gold Pool 4% 5/1/2043	5,916	5,701
Freddie Mac Gold Pool 4% 5/1/2045	143,421	138,804
Freddie Mac Gold Pool 4% 5/1/2046	151,903	145,493
Freddie Mac Gold Pool 4% 5/1/2052	19,652,598	18,494,068
Freddie Mac Gold Pool 4% 5/1/2052	41,708	39,184
Freddie Mac Gold Pool 4% 6/1/2042	5,721	5,504
Freddie Mac Gold Pool 4% 6/1/2043	220,231	212,266
Freddie Mac Gold Pool 4% 6/1/2045	52,269	50,227
Freddie Mac Gold Pool 4% 6/1/2047	2,341,701	2,241,431
Freddie Mac Gold Pool 4% 6/1/2047	2,109,378	2,019,056
Freddie Mac Gold Pool 4% 6/1/2052	21,272	20,291
Freddie Mac Gold Pool 4% 6/1/2052	94,056	88,247
Freddie Mac Gold Pool 4% 6/1/2052	93,218	87,606
Freddie Mac Gold Pool 4% 6/1/2052	154,085	144,761
Freddie Mac Gold Pool 4% 7/1/2042	338,684	327,024
Freddie Mac Gold Pool 4% 7/1/2043	28,281	27,220
Freddie Mac Gold Pool 4% 7/1/2045	237,851	229,757
Freddie Mac Gold Pool 4% 7/1/2048	1,075,328	1,030,628
Freddie Mac Gold Pool 4% 7/1/2048	140,029	133,420
Freddie Mac Gold Pool 4% 7/1/2049	6,540,991	6,230,516
Freddie Mac Gold Pool 4% 7/1/2052	1,835,353	1,724,290
Freddie Mac Gold Pool 4% 7/1/2052	1,530,472	1,437,858
Freddie Mac Gold Pool 4% 7/1/2052	23,500	22,416
Freddie Mac Gold Pool 4% 8/1/2044	13,543	13,082
Freddie Mac Gold Pool 4% 8/1/2044	13,150	12,651
Freddie Mac Gold Pool 4% 8/1/2045	277,039	266,042
Freddie Mac Gold Pool 4% 8/1/2046	353,928	339,437
Freddie Mac Gold Pool 4% 8/1/2046	12,950	12,388
Freddie Mac Gold Pool 4% 8/1/2052	13,812,006	12,976,200
Freddie Mac Gold Pool 4% 8/1/2052	94,111	88,416
Freddie Mac Gold Pool 4% 8/1/2052	855,503	802,665
Freddie Mac Gold Pool 4% 8/1/2052	17,407	16,591
Freddie Mac Gold Pool 4% 8/1/2052	2,454,205	2,304,735
Freddie Mac Gold Pool 4% 8/1/2052	8,346,712	7,852,060
Freddie Mac Gold Pool 4% 8/1/2052	7,054,124	6,621,168
Freddie Mac Gold Pool 4% 8/1/2052	845,403	793,188
Freddie Mac Gold Pool 4% 9/1/2040	100,960	97,837
Freddie Mac Gold Pool 4% 9/1/2041	114,120	110,434
Freddie Mac Gold Pool 4% 9/1/2042	190,474	184,092
Freddie Mac Gold Pool 4% 9/1/2043	10,490	10,141
Freddie Mac Gold Pool 4% 9/1/2043	106,597	103,354
Freddie Mac Gold Pool 4% 9/1/2046	25,147	24,055
Freddie Mac Gold Pool 4% 9/1/2051	30,474	29,078
Freddie Mac Gold Pool 4% 9/1/2052	1,001,986	940,961
Freddie Mac Gold Pool 4% 9/1/2052	259,344	243,792
Freddie Mac Gold Pool 4.17% 10/1/2034	585,106	563,499
Freddie Mac Gold Pool 4.5% 1/1/2042	485,338	481,568
Freddie Mac Gold Pool 4.5% 10/1/2040	11,513	11,415
Freddie Mac Gold Pool 4.5% 10/1/2041	244,963	242,793
Freddie Mac Gold Pool 4.5% 10/1/2042	3,016,721	2,972,678
Freddie Mac Gold Pool 4.5% 10/1/2044	231,431	228,712
Freddie Mac Gold Pool 4.5% 10/1/2044	828,941	820,718
Freddie Mac Gold Pool 4.5% 10/1/2046	238,955	235,241
Freddie Mac Gold Pool 4.5% 10/1/2048	83,429	81,715
Freddie Mac Gold Pool 4.5% 10/1/2048	9,848	9,695
Freddie Mac Gold Pool 4.5% 10/1/2052	7,196,735	6,946,043
Freddie Mac Gold Pool 4.5% 12/1/2040	476,811	473,095
Freddie Mac Gold Pool 4.5% 12/1/2043	57,986	57,247
Freddie Mac Gold Pool 4.5% 12/1/2044	90,503	89,520
Freddie Mac Gold Pool 4.5% 12/1/2044	64,242	63,584
Freddie Mac Gold Pool 4.5% 12/1/2045	170,369	169,175
Freddie Mac Gold Pool 4.5% 12/1/2045	271,704	269,168
Freddie Mac Gold Pool 4.5% 12/1/2047	90,566	88,875
Freddie Mac Gold Pool 4.5% 12/1/2048	4,284,132	4,197,451
Freddie Mac Gold Pool 4.5% 2/1/2041	111,650	110,792
Freddie Mac Gold Pool 4.5% 2/1/2041	48,654	48,280
Freddie Mac Gold Pool 4.5% 2/1/2041	23,596	23,389
Freddie Mac Gold Pool 4.5% 2/1/2041	55,569	55,159
Freddie Mac Gold Pool 4.5% 2/1/2041	136,254	135,101
Freddie Mac Gold Pool 4.5% 2/1/2042	21,837	21,628
Freddie Mac Gold Pool 4.5% 2/1/2044	45,277	44,698
Freddie Mac Gold Pool 4.5% 2/1/2044	65,965	65,310
Freddie Mac Gold Pool 4.5% 2/1/2053	453,849	437,863
Freddie Mac Gold Pool 4.5% 3/1/2041	118,595	117,682
Freddie Mac Gold Pool 4.5% 3/1/2041	55,793	55,323
Freddie Mac Gold Pool 4.5% 3/1/2041	144,655	143,524
Freddie Mac Gold Pool 4.5% 3/1/2044	48,114	47,636
Freddie Mac Gold Pool 4.5% 3/1/2044	39,607	39,214
Freddie Mac Gold Pool 4.5% 3/1/2044	58,769	58,186
Freddie Mac Gold Pool 4.5% 3/1/2044	67,125	66,459
Freddie Mac Gold Pool 4.5% 3/1/2044	23,949	23,712
Freddie Mac Gold Pool 4.5% 4/1/2041	228,026	226,227
Freddie Mac Gold Pool 4.5% 4/1/2041	340,612	337,925
Freddie Mac Gold Pool 4.5% 4/1/2044	1,670,183	1,653,614
Freddie Mac Gold Pool 4.5% 4/1/2048	56,438	55,261
Freddie Mac Gold Pool 4.5% 4/1/2048	342,842	337,512
Freddie Mac Gold Pool 4.5% 5/1/2039	144,482	143,478
Freddie Mac Gold Pool 4.5% 5/1/2041	6,367	6,312
Freddie Mac Gold Pool 4.5% 5/1/2044	66,932	66,247
Freddie Mac Gold Pool 4.5% 5/1/2053	3,340,524	3,229,380
Freddie Mac Gold Pool 4.5% 6/1/2039	106,897	106,134
Freddie Mac Gold Pool 4.5% 6/1/2047	154,144	151,748
Freddie Mac Gold Pool 4.5% 6/1/2047	185,903	182,607
Freddie Mac Gold Pool 4.5% 6/1/2052	22,767,956	21,989,087
Freddie Mac Gold Pool 4.5% 7/1/2025	366	364
Freddie Mac Gold Pool 4.5% 7/1/2041	78,760	78,098
Freddie Mac Gold Pool 4.5% 7/1/2044	23,883	23,639
Freddie Mac Gold Pool 4.5% 7/1/2047	163,953	160,892
Freddie Mac Gold Pool 4.5% 7/1/2047	120,104	118,199
Freddie Mac Gold Pool 4.5% 7/1/2047	267,881	264,051
Freddie Mac Gold Pool 4.5% 7/1/2052	326,671	315,495
Freddie Mac Gold Pool 4.5% 7/1/2052	605,693	584,973
Freddie Mac Gold Pool 4.5% 8/1/2052	11,493,148	11,092,796
Freddie Mac Gold Pool 4.5% 8/1/2052	497,065	480,061
Freddie Mac Gold Pool 4.5% 8/1/2052	12,934,677	12,492,195
Freddie Mac Gold Pool 4.5% 8/1/2054	3,923,073	3,783,414
Freddie Mac Gold Pool 4.5% 9/1/2039	46,292	45,965
Freddie Mac Gold Pool 4.5% 9/1/2041	877,494	870,117
Freddie Mac Gold Pool 4.5% 9/1/2042	590,849	585,767
Freddie Mac Gold Pool 4.5% 9/1/2042	23,947	23,676
Freddie Mac Gold Pool 4.5% 9/1/2044	137,964	136,552
Freddie Mac Gold Pool 4.5% 9/1/2046	174,993	172,273
Freddie Mac Gold Pool 5% 1/1/2035	6,708	6,786
Freddie Mac Gold Pool 5% 1/1/2040	15,760	15,985
Freddie Mac Gold Pool 5% 1/1/2041	12,659	12,838
Freddie Mac Gold Pool 5% 1/1/2053	42,425	41,946
Freddie Mac Gold Pool 5% 1/1/2053	36,524	36,145
Freddie Mac Gold Pool 5% 1/1/2053	908,503	902,498
Freddie Mac Gold Pool 5% 10/1/2033	104,483	105,692
Freddie Mac Gold Pool 5% 10/1/2052	24,133	23,974
Freddie Mac Gold Pool 5% 10/1/2052	5,256,480	5,234,879
Freddie Mac Gold Pool 5% 10/1/2053	9,753,765	9,616,144
Freddie Mac Gold Pool 5% 11/1/2035	807,724	817,862
Freddie Mac Gold Pool 5% 11/1/2052	35,679	35,310
Freddie Mac Gold Pool 5% 11/1/2052	368,096	366,123
Freddie Mac Gold Pool 5% 11/1/2052	484,015	481,421
Freddie Mac Gold Pool 5% 11/1/2052	855,461	851,946
Freddie Mac Gold Pool 5% 11/1/2052	611,711	610,535
Freddie Mac Gold Pool 5% 11/1/2053	25,708,655	25,345,919
Freddie Mac Gold Pool 5% 11/1/2053	5,319,001	5,248,939
Freddie Mac Gold Pool 5% 11/1/2054	76,536,835	75,337,350
Freddie Mac Gold Pool 5% 12/1/2047	117,079	118,137
Freddie Mac Gold Pool 5% 12/1/2052	1,473,105	1,467,051
Freddie Mac Gold Pool 5% 12/1/2052	448,110	446,128
Freddie Mac Gold Pool 5% 12/1/2052	628,528	624,570
Freddie Mac Gold Pool 5% 12/1/2052	493,544	490,127
Freddie Mac Gold Pool 5% 12/1/2052	261,788	260,140
Freddie Mac Gold Pool 5% 12/1/2053	1,229,720	1,215,060
Freddie Mac Gold Pool 5% 12/1/2054	786,325	774,002
Freddie Mac Gold Pool 5% 2/1/2034	133,090	134,567
Freddie Mac Gold Pool 5% 2/1/2038	142,362	144,312
Freddie Mac Gold Pool 5% 2/1/2041	28,397	28,800
Freddie Mac Gold Pool 5% 3/1/2038	67,006	67,936
Freddie Mac Gold Pool 5% 3/1/2041	87,821	89,066
Freddie Mac Gold Pool 5% 3/1/2041	58,708	59,530
Freddie Mac Gold Pool 5% 3/1/2041	8,997	9,045
Freddie Mac Gold Pool 5% 3/1/2053	1,048,855	1,037,334
Freddie Mac Gold Pool 5% 3/1/2053	1,116,800	1,108,372
Freddie Mac Gold Pool 5% 4/1/2040	19,698	19,971
Freddie Mac Gold Pool 5% 4/1/2041	23,747	24,074
Freddie Mac Gold Pool 5% 5/1/2041	51,361	52,068
Freddie Mac Gold Pool 5% 6/1/2040	52,292	53,009
Freddie Mac Gold Pool 5% 6/1/2040	7,313	7,414
Freddie Mac Gold Pool 5% 6/1/2041	273,263	277,101
Freddie Mac Gold Pool 5% 6/1/2041	63,715	64,592
Freddie Mac Gold Pool 5% 6/1/2052	2,830,423	2,807,293
Freddie Mac Gold Pool 5% 6/1/2052	5,081	5,051
Freddie Mac Gold Pool 5% 6/1/2052	1,462,591	1,461,151
Freddie Mac Gold Pool 5% 7/1/2035	134,109	135,700
Freddie Mac Gold Pool 5% 7/1/2040	11,987	12,153
Freddie Mac Gold Pool 5% 7/1/2041	46,871	47,516
Freddie Mac Gold Pool 5% 7/1/2041	26,299	26,661
Freddie Mac Gold Pool 5% 7/1/2041	13,369	13,537
Freddie Mac Gold Pool 5% 7/1/2041	26,935	27,217
Freddie Mac Gold Pool 5% 7/1/2041	43,308	43,907
Freddie Mac Gold Pool 5% 7/1/2041	40,229	40,782
Freddie Mac Gold Pool 5% 7/1/2041	26,539	26,912
Freddie Mac Gold Pool 5% 7/1/2052	83,061	82,979
Freddie Mac Gold Pool 5% 7/1/2053	41,405	40,860
Freddie Mac Gold Pool 5% 8/1/2039	267,950	271,744
Freddie Mac Gold Pool 5% 8/1/2040	102,932	104,353
Freddie Mac Gold Pool 5% 8/1/2040	55,384	56,158
Freddie Mac Gold Pool 5% 8/1/2052	206,101	204,803
Freddie Mac Gold Pool 5% 9/1/2038	49,577	50,255
Freddie Mac Gold Pool 5% 9/1/2038	33,067	33,518
Freddie Mac Gold Pool 5% 9/1/2040	77,190	78,262
Freddie Mac Gold Pool 5% 9/1/2043	23,699	23,941
Freddie Mac Gold Pool 5% 9/1/2052	8,091,735	7,992,231
Freddie Mac Gold Pool 5% 9/1/2052	7,762	7,711
Freddie Mac Gold Pool 5% 9/1/2053	5,753,738	5,677,949
Freddie Mac Gold Pool 5.5% 1/1/2053	2,387,955	2,402,964
Freddie Mac Gold Pool 5.5% 1/1/2055	3,621,427	3,684,929
Freddie Mac Gold Pool 5.5% 11/1/2052	24,061,674	24,227,943
Freddie Mac Gold Pool 5.5% 11/1/2053	3,718,857	3,734,095
Freddie Mac Gold Pool 5.5% 11/1/2054	679,141	684,258
Freddie Mac Gold Pool 5.5% 12/1/2038	16,771	17,382
Freddie Mac Gold Pool 5.5% 12/1/2052	2,970,169	2,988,837
Freddie Mac Gold Pool 5.5% 12/1/2052	870,238	876,251
Freddie Mac Gold Pool 5.5% 12/1/2054	175,411	177,062
Freddie Mac Gold Pool 5.5% 2/1/2054	579,907	582,464
Freddie Mac Gold Pool 5.5% 3/1/2053 (Ad)(Ae)	12,078,963	12,283,220
Freddie Mac Gold Pool 5.5% 4/1/2054	1,725,513	1,732,584
Freddie Mac Gold Pool 5.5% 5/1/2053	3,372,979	3,408,935
Freddie Mac Gold Pool 5.5% 5/1/2054	278,926	281,202
Freddie Mac Gold Pool 5.5% 6/1/2041	62,749	65,083
Freddie Mac Gold Pool 5.5% 8/1/2053	1,850,897	1,868,488
Freddie Mac Gold Pool 5.5% 9/1/2052	1,508,893	1,518,377
Freddie Mac Gold Pool 5.5% 9/1/2053	7,842,538	7,945,747
Freddie Mac Gold Pool 5.5% 9/1/2054	587,242	594,053
Freddie Mac Gold Pool 6% 1/1/2053	8,559,301	8,754,685
Freddie Mac Gold Pool 6% 10/1/2054	3,123,798	3,231,225
Freddie Mac Gold Pool 6% 11/1/2037	853	896
Freddie Mac Gold Pool 6% 11/1/2053	1,048,410	1,067,428
Freddie Mac Gold Pool 6% 11/1/2053	1,434,179	1,462,436
Freddie Mac Gold Pool 6% 11/1/2053	983,397	1,009,225
Freddie Mac Gold Pool 6% 11/1/2053	2,200,825	2,240,747
Freddie Mac Gold Pool 6% 12/1/2052	1,544,740	1,580,002
Freddie Mac Gold Pool 6% 12/1/2054	5,324,250	5,415,006
Freddie Mac Gold Pool 6% 2/1/2028	1,972	2,002
Freddie Mac Gold Pool 6% 2/1/2038	19,196	20,221
Freddie Mac Gold Pool 6% 2/1/2054	416,786	423,956
Freddie Mac Gold Pool 6% 4/1/2053	1,287,186	1,313,753
Freddie Mac Gold Pool 6% 4/1/2054	5,320,789	5,490,467
Freddie Mac Gold Pool 6% 5/1/2054	3,719,288	3,842,544
Freddie Mac Gold Pool 6% 7/1/2037	1,139	1,201
Freddie Mac Gold Pool 6% 7/1/2039	10,585,627	10,860,552
Freddie Mac Gold Pool 6% 8/1/2037	23,482	24,697
Freddie Mac Gold Pool 6% 8/1/2052	1,423,510	1,458,674
Freddie Mac Gold Pool 6% 8/1/2053	8,985,772	9,154,386
Freddie Mac Gold Pool 6% 9/1/2038	34,982	36,869
Freddie Mac Gold Pool 6% 9/1/2052	2,236,500	2,287,553
Freddie Mac Gold Pool 6% 9/1/2054	1,110,892	1,139,027
Freddie Mac Gold Pool 6% 9/1/2054	15,948,248	16,411,976
Freddie Mac Gold Pool 6% 9/1/2054	17,056,082	17,685,274
Freddie Mac Gold Pool 6.5% 1/1/2054 (Ae)	4,451,207	4,650,531
Freddie Mac Gold Pool 6.5% 10/1/2053	991,228	1,034,685
Freddie Mac Gold Pool 6.5% 10/1/2053	964,075	1,006,945
Freddie Mac Gold Pool 6.5% 11/1/2053	172,892	179,783
Freddie Mac Gold Pool 6.5% 3/1/2032	566	583
Freddie Mac Gold Pool 6.5% 6/1/2054	3,692,842	3,859,649
Freddie Mac Gold Pool 6.5% 6/1/2054	1,109,318	1,166,013
Freddie Mac Gold Pool 6.5% 7/1/2054	60,501	62,422
Freddie Mac Gold Pool 6.5% 9/1/2039	201,027	213,917
Freddie Mac Gold Pool 6.5% 9/1/2053	590,061	615,931
Freddie Mac Gold Pool 6.5% 9/1/2053	610,698	638,093
Freddie Mac Gold Pool 6.5% 9/1/2054	1,292,661	1,359,534
Freddie Mac Gold Pool 7.5% 1/1/2032	1,470	1,521
Freddie Mac Gold Pool 7.5% 12/1/2036	1,799	1,856
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,377,977	1,420,198
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.354% 10/1/2037 (b)(d)	1,326	1,359
Freddie Mac Non Gold Pool 3.5% 2/1/2055	198,585	180,184
Freddie Mac Non Gold Pool 4% 9/1/2040	413,144	400,044
Freddie Mac Non Gold Pool 5% 5/1/2053	1,103,536	1,094,862
Freddie Mac Non Gold Pool 5% 5/1/2053	620,588	613,577
Freddie Mac Non Gold Pool 5% 8/1/2053	1,086,798	1,075,199
Freddie Mac Non Gold Pool 5.5% 12/1/2054	381,828	384,383
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,435,763	4,492,753
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,223,995	2,249,788
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,185,892	3,221,846
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,561,360	4,619,964
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,860,112	1,877,034
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(d)	388	399
Freddie Mac Non Gold Pool 6% 11/1/2054	1,647,643	1,697,096
Freddie Mac Non Gold Pool 6% 6/1/2053	690,919	711,872
Freddie Mac Non Gold Pool 6% 6/1/2053	581,402	598,489
Freddie Mac Non Gold Pool 6% 6/1/2053	616,970	633,753
Freddie Mac Non Gold Pool 6% 7/1/2053	1,667,453	1,716,458
Freddie Mac Non Gold Pool 6% 7/1/2053	1,888,734	1,946,013
Freddie Mac Non Gold Pool 6% 9/1/2053	1,860,590	1,910,620
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,780,810	1,861,946
Ginnie Mae 6.5% 6/20/2053	1,210,336	1,257,567
Ginnie Mae 6.5% 7/20/2053	1,457,286	1,514,153
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.563%, 5.816% 3/20/2072 (b)(d)(n)	610,520	630,412
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.656%, 5.931% 4/20/2072 (b)(d)(n)	988,633	1,026,100
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.661%, 5.922% 3/20/2072 (b)(d)(n)	578,376	600,402
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.687%, 5.946% 3/20/2072 (b)(d)(n)	1,400,370	1,454,178
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.699%, 5.966% 3/20/2072 (b)(d)(n)	355,506	369,394
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.703%, 5.964% 2/20/2072 (b)(d)(n)	1,071,164	1,112,422
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.734%, 5.986% 3/20/2072 (b)(d)(n)	396,602	411,939
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.738%, 6.004% 3/20/2072 (b)(d)(n)	852,662	888,430
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.742%, 6% 4/20/2072 (b)(d)(n)	600,411	626,574
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.761%, 6.008% 3/20/2072 (b)(d)(n)	999,312	1,042,054
Ginnie Mae I Pool 2.5% 1/20/2052	2,151,215	1,826,194
Ginnie Mae I Pool 2.5% 12/20/2051	2,247,768	1,908,159
Ginnie Mae I Pool 2.5% 12/20/2051	3,340,820	2,836,065
Ginnie Mae I Pool 2.5% 12/20/2051	1,746,547	1,482,666
Ginnie Mae I Pool 2.5% 8/20/2051	1,890,285	1,606,459
Ginnie Mae I Pool 2.5% 9/20/2051	1,664,439	1,414,524
Ginnie Mae I Pool 2.824% 7/20/2071 (d)(n)	2,736,490	2,427,794
Ginnie Mae I Pool 2.893% 8/20/2071 (d)(n)	1,064,165	945,344
Ginnie Mae I Pool 2.954% 5/20/2071 (d)(n)	1,348,738	1,200,346
Ginnie Mae I Pool 2.967% 6/20/2071 (d)	622,158	554,077
Ginnie Mae I Pool 3% 11/15/2042	160,767	145,508
Ginnie Mae I Pool 3% 12/15/2042	44,720	40,434
Ginnie Mae I Pool 3% 12/20/2042	400,336	364,518
Ginnie Mae I Pool 3% 2/20/2050	1,316,484	1,171,144
Ginnie Mae I Pool 3% 2/20/2052	310,128	270,559
Ginnie Mae I Pool 3% 3/15/2045	155,508	140,112
Ginnie Mae I Pool 3% 3/20/2043	267,787	243,856
Ginnie Mae I Pool 3% 3/20/2043	112,119	102,167
Ginnie Mae I Pool 3% 3/20/2053	367,065	328,262
Ginnie Mae I Pool 3% 4/15/2043	153,277	138,680
Ginnie Mae I Pool 3% 4/20/2053	2,082,070	1,863,920
Ginnie Mae I Pool 3% 8/15/2045	332,829	299,879
Ginnie Mae I Pool 3.036% 7/20/2071 (d)(n)	1,314,176	1,173,941
Ginnie Mae I Pool 3.5% 1/15/2042	316,101	294,574
Ginnie Mae I Pool 3.5% 1/15/2042	11,813	11,001
Ginnie Mae I Pool 3.5% 10/20/2054	18,371,599	16,859,391
Ginnie Mae I Pool 3.5% 11/15/2041	75,317	70,363
Ginnie Mae I Pool 3.5% 11/15/2041	27,852	25,917
Ginnie Mae I Pool 3.5% 11/15/2043	333,128	308,650
Ginnie Mae I Pool 3.5% 12/20/2049	30,968	28,371
Ginnie Mae I Pool 3.5% 12/20/2049	7,232	6,625
Ginnie Mae I Pool 3.5% 12/20/2049	24,063	22,195
Ginnie Mae I Pool 3.5% 12/20/2049	67,732	62,284
Ginnie Mae I Pool 3.5% 2/15/2042	212,358	197,150
Ginnie Mae I Pool 3.5% 2/15/2042	45,831	42,668
Ginnie Mae I Pool 3.5% 2/15/2042	66,366	61,786
Ginnie Mae I Pool 3.5% 2/15/2042	34,924	32,562
Ginnie Mae I Pool 3.5% 2/15/2042	80,573	74,995
Ginnie Mae I Pool 3.5% 2/20/2043	954,277	888,383
Ginnie Mae I Pool 3.5% 3/15/2042	1,578,211	1,469,659
Ginnie Mae I Pool 3.5% 3/15/2042	8,475	7,882
Ginnie Mae I Pool 3.5% 3/15/2042	15,880	14,770
Ginnie Mae I Pool 3.5% 3/15/2042	51,118	47,672
Ginnie Mae I Pool 3.5% 3/15/2042	32,421	30,281
Ginnie Mae I Pool 3.5% 3/15/2043	314,131	291,701
Ginnie Mae I Pool 3.5% 3/20/2043	424,629	395,217
Ginnie Mae I Pool 3.5% 3/20/2052	403,185	365,236
Ginnie Mae I Pool 3.5% 5/15/2042	86,845	80,891
Ginnie Mae I Pool 3.5% 5/15/2042	121,715	113,426
Ginnie Mae I Pool 3.5% 5/15/2043	68,593	63,637
Ginnie Mae I Pool 3.5% 5/20/2046	27,122	25,150
Ginnie Mae I Pool 3.5% 5/20/2046	38,578	35,813
Ginnie Mae I Pool 3.5% 5/20/2046	37,924	35,205
Ginnie Mae I Pool 3.5% 5/20/2046	50,959	47,306
Ginnie Mae I Pool 3.5% 5/20/2046	41,185	38,232
Ginnie Mae I Pool 3.5% 5/20/2046	77,308	71,766
Ginnie Mae I Pool 3.5% 5/20/2053	1,648,384	1,521,072
Ginnie Mae I Pool 3.5% 6/20/2046	51,176	47,507
Ginnie Mae I Pool 3.5% 6/20/2046	204,099	189,468
Ginnie Mae I Pool 3.5% 6/20/2046	48,793	45,295
Ginnie Mae I Pool 3.5% 6/20/2046	17,719	16,460
Ginnie Mae I Pool 3.5% 6/20/2046	31,450	29,196
Ginnie Mae I Pool 3.5% 6/20/2046	49,832	46,260
Ginnie Mae I Pool 3.5% 6/20/2046	45,954	42,660
Ginnie Mae I Pool 3.5% 6/20/2046	35,131	32,557
Ginnie Mae I Pool 3.5% 7/15/2043	177,482	164,441
Ginnie Mae I Pool 3.5% 7/20/2046	5,391,606	5,008,466
Ginnie Mae I Pool 3.5% 7/20/2046	46,182	42,799
Ginnie Mae I Pool 3.5% 9/15/2043	497,693	461,531
Ginnie Mae I Pool 3.75% 6/20/2046	31,449	29,541
Ginnie Mae I Pool 3.75% 7/20/2046	63,569	59,711
Ginnie Mae I Pool 4% 1/15/2042	15,546	14,967
Ginnie Mae I Pool 4% 1/15/2043	58,321	55,969
Ginnie Mae I Pool 4% 1/15/2047	20,118	19,163
Ginnie Mae I Pool 4% 1/15/2047	22,972	21,881
Ginnie Mae I Pool 4% 1/15/2047	7,034	6,700
Ginnie Mae I Pool 4% 1/15/2047	14,773	14,072
Ginnie Mae I Pool 4% 1/20/2048	93,158	88,646
Ginnie Mae I Pool 4% 10/15/2040	95,834	92,327
Ginnie Mae I Pool 4% 10/15/2040	9,306	8,963
Ginnie Mae I Pool 4% 10/15/2041	57,737	55,491
Ginnie Mae I Pool 4% 10/15/2041	268,593	258,143
Ginnie Mae I Pool 4% 10/15/2041	106,544	102,501
Ginnie Mae I Pool 4% 10/15/2041	10,266	9,886
Ginnie Mae I Pool 4% 10/15/2041	100,622	96,837
Ginnie Mae I Pool 4% 10/15/2041	8,296	7,990
Ginnie Mae I Pool 4% 10/15/2041	34,301	32,941
Ginnie Mae I Pool 4% 11/15/2041	266,066	255,941
Ginnie Mae I Pool 4% 11/15/2042	17,160	16,476
Ginnie Mae I Pool 4% 11/20/2042	36,462	34,872
Ginnie Mae I Pool 4% 11/20/2052	2,616,510	2,472,831
Ginnie Mae I Pool 4% 12/15/2040	45,602	43,850
Ginnie Mae I Pool 4% 12/15/2040	1,649,877	1,587,815
Ginnie Mae I Pool 4% 12/15/2041	141,789	136,378
Ginnie Mae I Pool 4% 12/15/2041	42,911	41,252
Ginnie Mae I Pool 4% 12/15/2041	82,223	79,024
Ginnie Mae I Pool 4% 12/15/2041	5,567	5,353
Ginnie Mae I Pool 4% 12/15/2042	14,327	13,768
Ginnie Mae I Pool 4% 12/15/2046	3,812	3,638
Ginnie Mae I Pool 4% 12/20/2043	257,530	246,060
Ginnie Mae I Pool 4% 12/20/2047	92,451	87,974
Ginnie Mae I Pool 4% 12/20/2052	1,296,384	1,225,094
Ginnie Mae I Pool 4% 2/15/2041	37,544	36,161
Ginnie Mae I Pool 4% 2/15/2042	30,056	28,898
Ginnie Mae I Pool 4% 3/15/2041	17,722	17,067
Ginnie Mae I Pool 4% 3/15/2042	26,146	25,104
Ginnie Mae I Pool 4% 3/15/2042	139,966	134,521
Ginnie Mae I Pool 4% 4/15/2042	32,174	30,906
Ginnie Mae I Pool 4% 4/15/2043	12,135	11,698
Ginnie Mae I Pool 4% 4/15/2046	2,076,829	1,987,271
Ginnie Mae I Pool 4% 4/20/2047	1,532,879	1,460,082
Ginnie Mae I Pool 4% 4/20/2047	1,589,602	1,514,110
Ginnie Mae I Pool 4% 4/20/2048	303,815	288,722
Ginnie Mae I Pool 4% 4/20/2048	331,518	315,049
Ginnie Mae I Pool 4% 4/20/2052	261,878	247,395
Ginnie Mae I Pool 4% 5/15/2042	9,534	9,242
Ginnie Mae I Pool 4% 5/20/2049	748,265	708,053
Ginnie Mae I Pool 4% 6/15/2041	27,930	26,870
Ginnie Mae I Pool 4% 6/15/2041	16,901	16,240
Ginnie Mae I Pool 4% 6/20/2046	26,948	25,710
Ginnie Mae I Pool 4% 6/20/2049	191,755	181,450
Ginnie Mae I Pool 4% 7/15/2041	9,969	9,590
Ginnie Mae I Pool 4% 7/15/2046	10,785	10,293
Ginnie Mae I Pool 4% 7/15/2046	16,787	16,021
Ginnie Mae I Pool 4% 7/15/2046	96,309	91,917
Ginnie Mae I Pool 4% 8/15/2040	70,932	68,353
Ginnie Mae I Pool 4% 8/15/2041	237,985	228,903
Ginnie Mae I Pool 4% 8/15/2041	11,185	10,775
Ginnie Mae I Pool 4% 8/15/2043	15,311	14,663
Ginnie Mae I Pool 4% 8/15/2046	58,164	55,511
Ginnie Mae I Pool 4% 8/20/2052	727,995	688,929
Ginnie Mae I Pool 4% 9/15/2041	129,408	124,454
Ginnie Mae I Pool 4% 9/15/2041	1,472	1,420
Ginnie Mae I Pool 4% 9/15/2041	11,748	11,281
Ginnie Mae I Pool 4.5% 1/15/2040	17,245	16,974
Ginnie Mae I Pool 4.5% 1/20/2053	448,648	435,221
Ginnie Mae I Pool 4.5% 10/20/2048	114,471	112,216
Ginnie Mae I Pool 4.5% 10/20/2052	6,891,148	6,689,211
Ginnie Mae I Pool 4.5% 10/20/2054	9,084,070	8,776,001
Ginnie Mae I Pool 4.5% 11/20/2047	97,282	95,396
Ginnie Mae I Pool 4.5% 2/15/2040	1,441	1,418
Ginnie Mae I Pool 4.5% 2/20/2049	67,887	66,507
Ginnie Mae I Pool 4.5% 3/15/2040	20,370	20,044
Ginnie Mae I Pool 4.5% 3/15/2041	8,851	8,707
Ginnie Mae I Pool 4.5% 3/15/2041	342,996	337,042
Ginnie Mae I Pool 4.5% 3/15/2041	274,112	269,664
Ginnie Mae I Pool 4.5% 3/15/2041	23,748	23,366
Ginnie Mae I Pool 4.5% 3/20/2048	49,017	48,067
Ginnie Mae I Pool 4.5% 3/20/2048	36,736	36,024
Ginnie Mae I Pool 4.5% 4/15/2040	3,384	3,330
Ginnie Mae I Pool 4.5% 4/15/2040	19,560	19,248
Ginnie Mae I Pool 4.5% 4/15/2041	40,949	40,245
Ginnie Mae I Pool 4.5% 4/20/2048	120,381	118,048
Ginnie Mae I Pool 4.5% 4/20/2053	8,269,765	8,014,509
Ginnie Mae I Pool 4.5% 5/15/2039	8,657	8,524
Ginnie Mae I Pool 4.5% 5/15/2046	13,900	13,622
Ginnie Mae I Pool 4.5% 6/15/2040	60,208	59,254
Ginnie Mae I Pool 4.5% 6/15/2040	56,083	55,179
Ginnie Mae I Pool 4.5% 6/15/2040	44,206	43,500
Ginnie Mae I Pool 4.5% 6/20/2049	142,555	139,569
Ginnie Mae I Pool 4.5% 7/15/2040	4,316	4,242
Ginnie Mae I Pool 4.5% 7/15/2040	108,690	106,950
Ginnie Mae I Pool 4.5% 7/15/2040	9,463	9,310
Ginnie Mae I Pool 4.5% 7/15/2040	27,162	26,719
Ginnie Mae I Pool 4.5% 7/15/2040	31,994	31,475
Ginnie Mae I Pool 4.5% 7/15/2040	34,465	33,912
Ginnie Mae I Pool 4.5% 7/20/2048	194,930	191,091
Ginnie Mae I Pool 4.5% 7/20/2049	78,296	76,656
Ginnie Mae I Pool 4.5% 7/20/2049	80,984	79,288
Ginnie Mae I Pool 4.5% 7/20/2049	128,829	126,130
Ginnie Mae I Pool 4.5% 7/20/2049	19,549	19,140
Ginnie Mae I Pool 4.5% 7/20/2049	81,643	79,933
Ginnie Mae I Pool 4.5% 7/20/2049	50,431	49,375
Ginnie Mae I Pool 4.5% 7/20/2049	156,174	152,903
Ginnie Mae I Pool 4.5% 7/20/2052	2,738,193	2,658,809
Ginnie Mae I Pool 4.5% 8/15/2040	65,062	64,010
Ginnie Mae I Pool 4.5% 8/20/2049	261,509	256,032
Ginnie Mae I Pool 4.5% 8/20/2052	3,796,877	3,686,801
Ginnie Mae I Pool 4.5% 9/15/2040	39,840	39,183
Ginnie Mae I Pool 4.5% 9/20/2052	863,555	838,250
Ginnie Mae I Pool 5% 1/20/2035	874,368	881,657
Ginnie Mae I Pool 5% 10/15/2039	29,000	29,173
Ginnie Mae I Pool 5% 10/20/2038	11,051	11,161
Ginnie Mae I Pool 5% 11/20/2052	112,715	111,516
Ginnie Mae I Pool 5% 12/15/2039	35,003	35,213
Ginnie Mae I Pool 5% 12/20/2048	68,666	68,746
Ginnie Mae I Pool 5% 2/20/2049	76,380	76,468
Ginnie Mae I Pool 5% 4/15/2040	248,877	250,369
Ginnie Mae I Pool 5% 4/15/2041	6,495	6,535
Ginnie Mae I Pool 5% 4/15/2041	22,446	22,584
Ginnie Mae I Pool 5% 4/15/2041	10,332	10,394
Ginnie Mae I Pool 5% 4/15/2049	69,646	69,880
Ginnie Mae I Pool 5% 4/20/2048	50,140	50,260
Ginnie Mae I Pool 5% 4/20/2048	2,515,878	2,546,303
Ginnie Mae I Pool 5% 5/15/2040	35,333	35,542
Ginnie Mae I Pool 5% 6/15/2040	22,119	22,252
Ginnie Mae I Pool 5% 6/20/2048	80,792	80,986
Ginnie Mae I Pool 5% 6/20/2049	118,303	118,144
Ginnie Mae I Pool 5% 6/20/2063	641,169	631,090
Ginnie Mae I Pool 5% 7/15/2039	26,055	26,208
Ginnie Mae I Pool 5% 7/15/2040	19,281	19,397
Ginnie Mae I Pool 5% 7/20/2049	26,000	25,966
Ginnie Mae I Pool 5% 8/15/2039	28,726	28,897
Ginnie Mae I Pool 5% 8/15/2040	55,271	55,604
Ginnie Mae I Pool 5% 8/15/2040	50,129	50,433
Ginnie Mae I Pool 5% 8/20/2048	70,006	70,087
Ginnie Mae I Pool 5% 8/20/2052	2,945,130	2,915,631
Ginnie Mae I Pool 5% 9/15/2039	24,810	24,957
Ginnie Mae I Pool 5% 9/15/2040	33,768	33,971
Ginnie Mae I Pool 5% 9/15/2040	22,610	22,747
Ginnie Mae I Pool 5% 9/15/2041	32,148	32,339
Ginnie Mae I Pool 5% 9/20/2052	3,518,768	3,483,524
Ginnie Mae I Pool 5.5% 1/15/2037	1,016	1,028
Ginnie Mae I Pool 5.5% 11/20/2052	1,214,096	1,224,604
Ginnie Mae I Pool 5.5% 6/15/2036	5,155	5,238
Ginnie Mae I Pool 5.5% 6/20/2063	527,978	529,247
Ginnie Mae I Pool 5.5% 7/20/2053	2,145,911	2,163,812
Ginnie Mae I Pool 5.5% 7/20/2053	2,842,974	2,897,697
Ginnie Mae I Pool 5.5% 9/15/2038	35,079	35,729
Ginnie Mae I Pool 5.5% 9/20/2052	1,563,715	1,576,271
Ginnie Mae I Pool 6% 10/20/2033	2,719	2,795
Ginnie Mae I Pool 6% 11/20/2032	3,992	4,086
Ginnie Mae I Pool 6% 12/20/2052	7,242,287	7,373,958
Ginnie Mae I Pool 6% 3/20/2035	2,875	2,962
Ginnie Mae I Pool 6% 4/20/2036	402	406
Ginnie Mae I Pool 6% 6/20/2053	891,823	908,107
Ginnie Mae I Pool 6% 6/20/2053	802,412	831,857
Ginnie Mae I Pool 6% 6/20/2063	721,198	730,535
Ginnie Mae I Pool 6% 7/20/2053	1,115,514	1,146,340
Ginnie Mae I Pool 6% 8/15/2036	38,024	39,161
Ginnie Mae I Pool 7% 6/20/2032	3,144	3,228
Ginnie Mae II Pool 2% 1/20/2051	47,121,580	38,711,354
Ginnie Mae II Pool 2% 10/20/2050	26,478,666	21,767,253
Ginnie Mae II Pool 2% 10/20/2051	391,261	321,704
Ginnie Mae II Pool 2% 11/20/2050	7,773,893	6,390,666
Ginnie Mae II Pool 2% 11/20/2051	1,560,967	1,282,977
Ginnie Mae II Pool 2% 12/20/2050	29,265,006	24,048,668
Ginnie Mae II Pool 2% 12/20/2051	8,938,537	7,346,686
Ginnie Mae II Pool 2% 2/20/2051	6,512,212	5,353,478
Ginnie Mae II Pool 2% 2/20/2052	8,591,697	7,061,614
Ginnie Mae II Pool 2% 3/1/2055 (f)	123,422,000	101,359,157
Ginnie Mae II Pool 2% 3/20/2051	1,619,203	1,331,347
Ginnie Mae II Pool 2% 3/20/2052	12,630,667	10,381,289
Ginnie Mae II Pool 2% 4/1/2055 (f)	79,500,000	65,307,255
Ginnie Mae II Pool 2% 4/20/2051	592,368	486,874
Ginnie Mae II Pool 2% 4/20/2052	7,199,302	5,916,063
Ginnie Mae II Pool 2% 7/20/2051	2,664,882	2,191,130
Ginnie Mae II Pool 2% 8/20/2051	43,077	35,419
Ginnie Mae II Pool 2% 9/20/2051	4,801,721	3,948,090
Ginnie Mae II Pool 2.5% 11/20/2049	261,274	224,820
Ginnie Mae II Pool 2.5% 11/20/2051	2,424,082	2,078,666
Ginnie Mae II Pool 2.5% 12/20/2046	383,137	332,673
Ginnie Mae II Pool 2.5% 12/20/2050	820,300	704,054
Ginnie Mae II Pool 2.5% 12/20/2051	4,018,579	3,447,214
Ginnie Mae II Pool 2.5% 2/20/2052	9,575,867	8,214,361
Ginnie Mae II Pool 2.5% 3/1/2055 (f)	88,723,000	76,037,980
Ginnie Mae II Pool 2.5% 3/20/2051	12,082,285	10,371,965
Ginnie Mae II Pool 2.5% 4/20/2051	3,654,212	3,136,936
Ginnie Mae II Pool 2.5% 4/20/2052	24,179,423	20,745,348
Ginnie Mae II Pool 2.5% 5/20/2052	9,653,733	8,282,664
Ginnie Mae II Pool 2.5% 6/20/2051	2,237,886	1,919,701
Ginnie Mae II Pool 2.5% 6/20/2052	2,464,482	2,114,464
Ginnie Mae II Pool 2.5% 6/20/2054	71,669	61,423
Ginnie Mae II Pool 2.5% 7/20/2051	5,301,163	4,545,782
Ginnie Mae II Pool 2.5% 7/20/2054	784,975	672,692
Ginnie Mae II Pool 2.5% 8/20/2046	111,042	96,624
Ginnie Mae II Pool 2.5% 8/20/2051	10,674,599	9,153,538
Ginnie Mae II Pool 2.5% 9/20/2051	28,962,022	24,835,122
Ginnie Mae II Pool 3% 1/20/2043	3,173,860	2,898,068
Ginnie Mae II Pool 3% 1/20/2044	788,006	718,188
Ginnie Mae II Pool 3% 10/20/2046	2,535,537	2,290,476
Ginnie Mae II Pool 3% 10/20/2051	141,637	126,365
Ginnie Mae II Pool 3% 12/20/2042	1,091,462	996,883
Ginnie Mae II Pool 3% 12/20/2049	923,373	826,915
Ginnie Mae II Pool 3% 12/20/2051	1,170,681	1,043,359
Ginnie Mae II Pool 3% 2/20/2043	384,591	351,175
Ginnie Mae II Pool 3% 2/20/2047	458,649	414,320
Ginnie Mae II Pool 3% 2/20/2052	1,637,763	1,459,129
Ginnie Mae II Pool 3% 3/1/2055 (f)	71,371,000	63,528,862
Ginnie Mae II Pool 3% 3/20/2045	133,992	121,332
Ginnie Mae II Pool 3% 3/20/2050	1,536,038	1,375,099
Ginnie Mae II Pool 3% 4/1/2055 (f)	28,100,000	25,006,926
Ginnie Mae II Pool 3% 4/20/2043	211,467	192,914
Ginnie Mae II Pool 3% 4/20/2045	68,425	62,004
Ginnie Mae II Pool 3% 4/20/2046	364,493	329,835
Ginnie Mae II Pool 3% 5/20/2045	76,490	69,312
Ginnie Mae II Pool 3% 5/20/2046	534,675	483,834
Ginnie Mae II Pool 3% 5/20/2052	113,213	100,865
Ginnie Mae II Pool 3% 6/20/2045	73,194	66,326
Ginnie Mae II Pool 3% 6/20/2051	2,272,770	2,024,874
Ginnie Mae II Pool 3% 7/20/2045	78,731	71,343
Ginnie Mae II Pool 3% 7/20/2046	692,192	626,373
Ginnie Mae II Pool 3% 7/20/2049	607,152	544,106
Ginnie Mae II Pool 3% 7/20/2051	5,873,696	5,233,040
Ginnie Mae II Pool 3% 8/20/2042	122,342	111,840
Ginnie Mae II Pool 3% 8/20/2045	269,418	244,136
Ginnie Mae II Pool 3% 8/20/2051	10,031,627	8,949,996
Ginnie Mae II Pool 3% 9/20/2042	321,378	293,752
Ginnie Mae II Pool 3% 9/20/2045	259,942	235,550
Ginnie Mae II Pool 3% 9/20/2046	843,878	763,636
Ginnie Mae II Pool 3% 9/20/2049	560,672	502,453
Ginnie Mae II Pool 3% 9/20/2051	25,255,490	22,532,390
Ginnie Mae II Pool 3.5% 1/20/2048	185,371	172,314
Ginnie Mae II Pool 3.5% 1/20/2052	18,577,160	17,101,730
Ginnie Mae II Pool 3.5% 10/20/2040	110,371	103,953
Ginnie Mae II Pool 3.5% 10/20/2041	357,306	335,847
Ginnie Mae II Pool 3.5% 10/20/2042	70,052	65,706
Ginnie Mae II Pool 3.5% 10/20/2044	986,469	920,294
Ginnie Mae II Pool 3.5% 10/20/2045	84,048	78,364
Ginnie Mae II Pool 3.5% 10/20/2051	721,885	666,130
Ginnie Mae II Pool 3.5% 11/20/2042	184,488	173,008
Ginnie Mae II Pool 3.5% 11/20/2046	98,468	91,809
Ginnie Mae II Pool 3.5% 11/20/2047	265,890	247,161
Ginnie Mae II Pool 3.5% 12/20/2041	1,297,354	1,219,631
Ginnie Mae II Pool 3.5% 12/20/2042	2,113,082	1,981,573
Ginnie Mae II Pool 3.5% 12/20/2046	905,139	843,646
Ginnie Mae II Pool 3.5% 12/20/2047	942,101	875,742
Ginnie Mae II Pool 3.5% 12/20/2051	13,729,752	12,639,312
Ginnie Mae II Pool 3.5% 2/20/2043	206,437	193,508
Ginnie Mae II Pool 3.5% 2/20/2052	34,248	31,528
Ginnie Mae II Pool 3.5% 3/1/2055 (f)	62,225,000	57,095,980
Ginnie Mae II Pool 3.5% 3/20/2043	167,174	156,674
Ginnie Mae II Pool 3.5% 3/20/2046	943,265	879,477
Ginnie Mae II Pool 3.5% 3/20/2052	8,060,835	7,420,630
Ginnie Mae II Pool 3.5% 4/1/2055 (f)	32,100,000	29,435,283
Ginnie Mae II Pool 3.5% 4/20/2045	1,116,167	1,040,687
Ginnie Mae II Pool 3.5% 4/20/2046	522,038	486,736
Ginnie Mae II Pool 3.5% 4/20/2046	51,899	48,211
Ginnie Mae II Pool 3.5% 4/20/2052	2,193,102	2,020,978
Ginnie Mae II Pool 3.5% 5/20/2043	255,791	238,573
Ginnie Mae II Pool 3.5% 5/20/2046	19,536	18,135
Ginnie Mae II Pool 3.5% 5/20/2046	75,990	70,543
Ginnie Mae II Pool 3.5% 5/20/2052	182,779	168,262
Ginnie Mae II Pool 3.5% 6/20/2042	124,111	116,508
Ginnie Mae II Pool 3.5% 6/20/2043	119,815	112,223
Ginnie Mae II Pool 3.5% 7/20/2046	1,513,454	1,411,107
Ginnie Mae II Pool 3.5% 7/20/2047	2,569,169	2,390,613
Ginnie Mae II Pool 3.5% 7/20/2050	29,504	27,315
Ginnie Mae II Pool 3.5% 8/20/2042	192,094	180,254
Ginnie Mae II Pool 3.5% 9/20/2040	268,894	253,181
Ginnie Mae II Pool 3.5% 9/20/2046	103,808	96,788
Ginnie Mae II Pool 4% 1/20/2041	2,301,202	2,221,720
Ginnie Mae II Pool 4% 1/20/2046	129,883	124,729
Ginnie Mae II Pool 4% 1/20/2047	138,995	133,262
Ginnie Mae II Pool 4% 10/20/2040	871,432	841,478
Ginnie Mae II Pool 4% 10/20/2041	1,419,802	1,369,302
Ginnie Mae II Pool 4% 10/20/2042	242,078	233,190
Ginnie Mae II Pool 4% 10/20/2043	207,928	199,951
Ginnie Mae II Pool 4% 10/20/2044	1,828,301	1,756,160
Ginnie Mae II Pool 4% 10/20/2045	7,506	7,208
Ginnie Mae II Pool 4% 10/20/2046	141,626	135,918
Ginnie Mae II Pool 4% 10/20/2047	63,821	61,129
Ginnie Mae II Pool 4% 11/20/2040	895,627	864,766
Ginnie Mae II Pool 4% 11/20/2041	147,051	141,808
Ginnie Mae II Pool 4% 11/20/2042	14,858	14,309
Ginnie Mae II Pool 4% 11/20/2044	819,811	787,383
Ginnie Mae II Pool 4% 11/20/2046	337,808	324,193
Ginnie Mae II Pool 4% 11/20/2047	106,875	102,367
Ginnie Mae II Pool 4% 12/20/2040	11,456	11,062
Ginnie Mae II Pool 4% 12/20/2041	456,545	440,266
Ginnie Mae II Pool 4% 12/20/2042	873,957	841,860
Ginnie Mae II Pool 4% 12/20/2044	68,193	65,496
Ginnie Mae II Pool 4% 12/20/2045	501,738	481,830
Ginnie Mae II Pool 4% 2/20/2041	11,172	10,785
Ginnie Mae II Pool 4% 2/20/2042	81,419	78,496
Ginnie Mae II Pool 4% 2/20/2043	105,457	101,583
Ginnie Mae II Pool 4% 2/20/2047	232,711	223,114
Ginnie Mae II Pool 4% 2/20/2049	2,914,410	2,782,377
Ginnie Mae II Pool 4% 3/1/2055 (f)	25,112,000	23,671,606
Ginnie Mae II Pool 4% 3/20/2041	405,156	391,108
Ginnie Mae II Pool 4% 3/20/2047	435,304	417,351
Ginnie Mae II Pool 4% 4/20/2043	107,675	103,756
Ginnie Mae II Pool 4% 4/20/2049	1,633,797	1,558,760
Ginnie Mae II Pool 4% 4/20/2052	1,444,914	1,369,182
Ginnie Mae II Pool 4% 5/20/2040	69,742	67,413
Ginnie Mae II Pool 4% 5/20/2046	76,928	73,827
Ginnie Mae II Pool 4% 5/20/2049	1,597,800	1,524,416
Ginnie Mae II Pool 4% 6/20/2045	3,947,296	3,791,908
Ginnie Mae II Pool 4% 6/20/2046	210,721	202,228
Ginnie Mae II Pool 4% 6/20/2047	452,961	434,139
Ginnie Mae II Pool 4% 7/20/2044	380,740	365,827
Ginnie Mae II Pool 4% 7/20/2045	299,148	287,372
Ginnie Mae II Pool 4% 7/20/2047	1,114,716	1,068,396
Ginnie Mae II Pool 4% 8/20/2043	56,923	54,764
Ginnie Mae II Pool 4% 8/20/2044	655,733	630,053
Ginnie Mae II Pool 4% 8/20/2045	1,234,257	1,185,283
Ginnie Mae II Pool 4% 8/20/2048	3,343,297	3,197,059
Ginnie Mae II Pool 4% 9/20/2040	59,385	57,341
Ginnie Mae II Pool 4% 9/20/2045	6,260	6,011
Ginnie Mae II Pool 4% 9/20/2047	2,467,356	2,364,829
Ginnie Mae II Pool 4% 9/20/2048	394,303	377,056
Ginnie Mae II Pool 4.5% 1/20/2045	176,220	173,961
Ginnie Mae II Pool 4.5% 1/20/2047	124,858	123,140
Ginnie Mae II Pool 4.5% 1/20/2048	205,109	201,582
Ginnie Mae II Pool 4.5% 1/20/2049	974,975	955,165
Ginnie Mae II Pool 4.5% 10/20/2041	1,030,619	1,013,762
Ginnie Mae II Pool 4.5% 10/20/2043	668,913	657,152
Ginnie Mae II Pool 4.5% 10/20/2044	608,820	601,015
Ginnie Mae II Pool 4.5% 11/20/2046	331,177	325,212
Ginnie Mae II Pool 4.5% 11/20/2054	15,829,418	15,292,592
Ginnie Mae II Pool 4.5% 12/20/2039	101,106	99,549
Ginnie Mae II Pool 4.5% 2/20/2041	458,033	450,694
Ginnie Mae II Pool 4.5% 2/20/2048	396,890	390,065
Ginnie Mae II Pool 4.5% 3/1/2055 (f)	29,406,000	28,396,130
Ginnie Mae II Pool 4.5% 3/20/2041	1,703,883	1,676,578
Ginnie Mae II Pool 4.5% 3/20/2047	107,977	106,391
Ginnie Mae II Pool 4.5% 3/20/2048	33,693	33,114
Ginnie Mae II Pool 4.5% 3/20/2049	73,714	72,216
Ginnie Mae II Pool 4.5% 4/20/2041	374,171	368,155
Ginnie Mae II Pool 4.5% 4/20/2048	643,769	632,498
Ginnie Mae II Pool 4.5% 5/20/2040	19,282	18,981
Ginnie Mae II Pool 4.5% 5/20/2041	1,147,731	1,129,222
Ginnie Mae II Pool 4.5% 5/20/2044	197,789	195,254
Ginnie Mae II Pool 4.5% 5/20/2045	127,416	125,782
Ginnie Mae II Pool 4.5% 5/20/2052	9,717,244	9,438,565
Ginnie Mae II Pool 4.5% 6/20/2041	748,406	736,265
Ginnie Mae II Pool 4.5% 6/20/2045	56,928	56,198
Ginnie Mae II Pool 4.5% 7/20/2046	256,000	252,719
Ginnie Mae II Pool 4.5% 8/20/2041	79,581	78,283
Ginnie Mae II Pool 4.5% 8/20/2047	203,091	199,726
Ginnie Mae II Pool 4.5% 9/20/2040	277,345	272,953
Ginnie Mae II Pool 4.5% 9/20/2044	578,654	571,236
Ginnie Mae II Pool 5% 1/20/2035	243,472	245,528
Ginnie Mae II Pool 5% 1/20/2055	15,348,865	15,159,154
Ginnie Mae II Pool 5% 10/20/2037	6,780	6,848
Ginnie Mae II Pool 5% 10/20/2040	188,409	190,430
Ginnie Mae II Pool 5% 11/20/2054	1,244,371	1,228,991
Ginnie Mae II Pool 5% 12/20/2035	28,968	29,229
Ginnie Mae II Pool 5% 12/20/2036	27,242	27,504
Ginnie Mae II Pool 5% 2/20/2036	21,895	22,096
Ginnie Mae II Pool 5% 3/1/2055 (f)	38,908,000	38,403,402
Ginnie Mae II Pool 5% 3/20/2036	15,381	15,521
Ginnie Mae II Pool 5% 3/20/2042	147,140	148,704
Ginnie Mae II Pool 5% 5/20/2035	35,495	35,800
Ginnie Mae II Pool 5% 6/20/2034	18,025	18,170
Ginnie Mae II Pool 5% 6/20/2038	57,085	57,661
Ginnie Mae II Pool 5% 6/20/2048	2,065,010	2,072,560
Ginnie Mae II Pool 5% 8/20/2035	23,224	23,430
Ginnie Mae II Pool 5% 8/20/2045	404,759	409,363
Ginnie Mae II Pool 5% 9/20/2046	174,804	176,681
Ginnie Mae II Pool 5.5% 1/20/2055	8,949,996	8,982,707
Ginnie Mae II Pool 5.5% 3/1/2055 (f)	73,218,000	73,422,842
Ginnie Mae II Pool 5.5% 3/20/2041	45,779	47,098
Ginnie Mae II Pool 5.5% 4/1/2055 (f)	32,525,000	32,584,235
Ginnie Mae II Pool 5.5% 8/20/2053	71,304	71,765
Ginnie Mae II Pool 6% 1/20/2055	4,885,966	4,960,673
Ginnie Mae II Pool 6% 12/20/2054	9,762,191	9,914,506
Ginnie Mae II Pool 6% 3/1/2055 (f)	87,479,000	88,666,484
Ginnie Mae II Pool 6% 4/1/2055 (f)	53,900,000	54,572,715
Ginnie Mae II Pool 6% 8/20/2053	32,605	33,251
Ginnie Mae II Pool 6% 9/20/2038	1,125	1,171
Ginnie Mae II Pool 6.5% 10/20/2039	2,555	2,672
Ginnie Mae II Pool 6.5% 10/20/2039	1,189	1,238
Ginnie Mae II Pool 6.5% 3/1/2055 (f)	20,201,000	20,602,103
Ginnie Mae II Pool 7% 1/20/2039	3,701	3,810
Ginnie Mae II Pool 7% 10/20/2038	3,579	3,750
Ginnie Mae II Pool 7% 8/20/2038	687	706
Ginnie Mae II Pool 7.5% 5/20/2032	1,332	1,384
Ginnie Mae II Pool 8% 9/20/2031	3,389	3,502
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (f)	2,835,000	2,488,505
Uniform Mortgage Backed Securities 2% 3/1/2040 (f)	8,504,000	7,676,853
Uniform Mortgage Backed Securities 2% 3/1/2055 (f)	364,034,000	291,141,870
Uniform Mortgage Backed Securities 2% 4/1/2055 (f)	238,600,000	190,954,563
Uniform Mortgage Backed Securities 2.5% 3/1/2040 (f)	2,548,000	2,357,995
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (f)	75,133,000	62,818,235
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (f)	2,500,000	2,091,113
Uniform Mortgage Backed Securities 3% 3/1/2040 (f)	1,446,000	1,368,729
Uniform Mortgage Backed Securities 3% 3/1/2055 (f)	112,591,000	98,134,496
Uniform Mortgage Backed Securities 3.5% 3/1/2040 (f)	632,000	607,880
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (f)	96,290,000	87,322,994
Uniform Mortgage Backed Securities 4% 3/1/2040 (f)	487,000	474,768
Uniform Mortgage Backed Securities 4% 3/1/2055 (f)	541,722,000	507,948,992
Uniform Mortgage Backed Securities 4% 4/1/2055 (f)	389,500,000	365,156,250
Uniform Mortgage Backed Securities 4% 5/1/2055 (f)	204,000,000	191,010,932
Uniform Mortgage Backed Securities 4.5% 3/1/2040 (f)	1,848,000	1,833,418
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (f)	885,112,000	852,646,357
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (f)	276,700,000	266,172,423
Uniform Mortgage Backed Securities 4.5% 5/1/2055 (f)	75,000,000	72,099,608
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (f)	45,000,000	43,238,673
Uniform Mortgage Backed Securities 5% 3/1/2040 (f)	7,325,000	7,363,914
Uniform Mortgage Backed Securities 5% 3/1/2055 (f)	488,604,436	480,664,614
Uniform Mortgage Backed Securities 5% 4/1/2055 (f)	414,760,436	407,826,139
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (f)	961,396,902	962,598,648
Uniform Mortgage Backed Securities 5.5% 4/1/2055 (f)	403,577,902	403,767,099
Uniform Mortgage Backed Securities 6% 3/1/2055 (f)	211,192,000	214,607,376
Uniform Mortgage Backed Securities 6% 4/1/2055 (f)	25,839,000	26,229,616
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (f)	30,529,000	31,447,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,295,362,904)		10,273,046,562

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 0% 3/17/2031 (o)	515,000	396,630
Fannie Mae 0.5% 6/17/2025	1,685,000	1,666,302
Fannie Mae 0.875% 8/5/2030	125,000	105,669
Fannie Mae 6.625% 11/15/2030	1,290,000	1,452,016
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	778,197
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	709,322
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,464,716
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	632,509
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,329,416
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,561,310
Federal Home Loan Bank 1.75% 6/20/2031	810,000	695,244
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,373,309
Freddie Mac 1.22% 8/19/2030	1,530,000	1,308,596
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	452,661
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,913,401
		18,839,298
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2034 (o)	230,000	148,812
Tennessee Valley Authority 0.75% 5/15/2025	845,000	838,706
Tennessee Valley Authority 1.5% 9/15/2031	565,000	476,898
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,037,963
Tennessee Valley Authority 5.25% 2/1/2055	1,440,000	1,475,320
Tennessee Valley Authority 5.25% 9/15/2039	150,000	159,724
Tennessee Valley Authority 7.125% 5/1/2030	390,000	444,263
		4,581,686
TOTAL UNITED STATES		23,420,984
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,491,625)		23,420,984

Commercial Paper - 0.6%
	Yield (%) (y)	Principal Amount (a)	Value ($)
AES Corp/The 0% 3/6/2025	4.79	3,800,000	3,796,972
Arrow Electronics Inc 0% 3/4/2025	4.70	5,400,000	5,397,141
AT&T Inc 0% 3/27/2025	4.57	14,100,000	14,052,166
AutoNation Inc 0% 3/4/2025	4.73	11,200,000	11,193,831
Bell Canada yankee 0% 3/2/2025	4.06	1,600,000	1,599,999
Broadcom Inc 0% 3/27/2025	4.57	500,000	498,218
Broadcom Inc 0% 4/10/2025	4.59	8,000,000	7,956,723
Broadcom Inc 0% 4/24/2025	4.60	3,200,000	3,176,778
Broadcom Inc 0% 4/3/2025	4.58	3,100,000	3,086,093
Broadcom Inc 0% 4/8/2025	4.58	6,100,000	6,068,611
CBRE Services Inc 0% 3/12/2025	4.65	10,900,000	10,882,923
CBRE Services Inc 0% 3/20/2025	4.68	5,300,000	5,286,107
CBRE Services Inc 0% 3/6/2025 (c)	4.64	5,900,000	5,895,380
Cigna Group/The 0% 3/21/2025	4.56	1,700,000	1,695,528
Conagra Brands Inc 0% 3/25/2025	4.87	9,300,000	9,269,344
Conagra Brands Inc 0% 3/7/2025	4.73	2,600,000	2,597,644
Constellation Brands Inc 0% 3/10/2025	4.72	6,400,000	6,391,527
Constellation Brands Inc 0% 3/14/2025	4.69	1,700,000	1,696,852
Constellation Brands Inc 0% 3/18/2025	4.71	3,700,000	3,691,201
Constellation Brands Inc 0% 3/21/2025	4.71	6,300,000	6,282,537
Constellation Brands Inc 0% 3/24/2025	4.71	1,000,000	996,835
Constellation Brands Inc 0% 3/25/2025	4.72	3,800,000	3,789,062
Constellation Brands Inc 0% 3/3/2025	4.71	1,500,000	1,499,408
Constellation Brands Inc 0% 3/4/2025	4.71	1,300,000	1,299,315
Constellation Brands Inc 0% 3/7/2025	4.71	3,300,000	3,296,939
Dominion Energy Inc 0% 3/31/2025	4.57	1,900,000	1,892,668
Dominion Energy Inc 0% 4/14/2025	4.58	4,200,000	4,176,375
Enbridge US Inc 0% 3/12/2025	4.57	2,200,000	2,196,705
Enbridge US Inc 0% 3/20/2025	4.58	8,500,000	8,478,682
Enbridge US Inc 0% 3/25/2025	4.58	11,400,000	11,364,160
Enbridge US Inc 0% 3/31/2025	4.58	4,200,000	4,183,578
Enbridge US Inc 0% 4/4/2025	4.58	300,000	298,675
Enbridge US Inc 0% 4/7/2025	4.58	10,300,000	10,250,333
Energy Transfer LP 0% 3/3/2025	4.56	9,100,000	9,096,607
Entergy Corp 0% 5/12/2025	4.60	2,000,000	1,982,000
Eversource Energy 0% 3/6/2025	4.67	5,100,000	5,096,236
Eversource Energy 0% 3/6/2025	3.53	3,100,000	3,100,000
Fiserv Inc 0% 3/18/2025	4.56	1,100,000	1,097,511
Harley-Davidson Financial Services Inc 0% 4/22/2025	4.97 to 4.98	1,500,000	1,489,565
Keurig Dr Pepper Inc 0% 4/23/2025	4.65	13,000,000	12,911,509
Kinder Morgan Inc 0% 3/14/2025	4.61	18,400,000	18,365,931
Kinder Morgan Inc 0% 3/20/2025	4.61	300,000	299,207
L3Harris Technologies Inc 0% 3/13/2025	4.58	7,900,000	7,887,183
L3Harris Technologies Inc 0% 3/19/2025	4.58	8,400,000	8,380,025
L3Harris Technologies Inc 0% 3/20/2025	4.56	9,800,000	9,775,457
RTX Corp 0% 3/28/2025	4.57	10,600,000	10,562,442
Targa Resources Corp 0% 3/3/2025	4.72	900,000	899,638
Targa Resources Corp 0% 4/1/2025	4.72	3,400,000	3,385,844
Volkswagen Financial Services 0% 4/2/2025	4.60	4,400,000	4,381,681
TOTAL COMMERCIAL PAPER (Cost $262,985,816)			262,949,146

U.S. Treasury Obligations - 13.8%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025	4.27	61,000	60,928
US Treasury Bills 0% 3/20/2025 (Ae)	4.27 to 4.28	142,000	141,716
US Treasury Bills 0% 3/27/2025 (Ae)	4.23	366,000	364,970
US Treasury Bills 0% 4/10/2025 (Ad)(Ae)	4.26	1,712,000	1,704,350
US Treasury Bills 0% 4/17/2025 (Ae)	4.23 to 4.24	3,183,000	3,166,166
US Treasury Bills 0% 4/22/2025	4.25	35,000,000	34,794,254
US Treasury Bills 0% 4/3/2025	4.24	112,000	111,592
US Treasury Bills 0% 5/1/2025	4.24	71,000	70,506
US Treasury Bills 0% 5/15/2025 (Ae)	4.26	824,000	816,986
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,197,480
US Treasury Bonds 1.125% 8/15/2040	4.21 to 4.64	11,663,400	7,357,054
US Treasury Bonds 1.25% 5/15/2050	3.88 to 4.58	43,680,000	22,053,281
US Treasury Bonds 1.375% 11/15/2040	1.92 to 4.64	5,875,200	3,842,059
US Treasury Bonds 1.375% 8/15/2050	4.13 to 4.87	17,893,000	9,281,994
US Treasury Bonds 1.625% 11/15/2050	4.10 to 5.04	172,571,700	95,588,543
US Treasury Bonds 1.75% 8/15/2041	2.06 to 4.85	33,745,400	23,027,281
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.65	57,400	33,634
US Treasury Bonds 1.875% 2/15/2041	2.36 to 4.65	638,700	451,556
US Treasury Bonds 1.875% 2/15/2051	4.05	911,000	537,668
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	39,368,000	27,839,020
US Treasury Bonds 2% 2/15/2050	3.88 to 4.83	33,935,000	20,879,304
US Treasury Bonds 2% 8/15/2051	4.07 to 4.66	14,268,000	8,647,746
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	48,320,140
US Treasury Bonds 2.25% 5/15/2041	2.09 to 4.47	7,769,300	5,797,233
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	388,023
US Treasury Bonds 2.25% 8/15/2049 (Ad)	3.77 to 5.06	82,554,000	54,066,421
US Treasury Bonds 2.375% 2/15/2042	4.90	11,861,000	8,861,938
US Treasury Bonds 2.375% 5/15/2051	2.36 to 4.70	193,090,700	128,473,198
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	12,494,500	9,111,224
US Treasury Bonds 2.75% 11/15/2042	4.25	1,357,900	1,064,307
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	8,364,000	6,182,172
US Treasury Bonds 2.75% 8/15/2047	3.90 to 4.42	8,730,000	6,465,997
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.71	2,553,000	1,908,068
US Treasury Bonds 2.875% 5/15/2052	2.98 to 4.13	154,200,000	113,963,438
US Treasury Bonds 3% 11/15/2044	4.47 to 4.70	35,440,000	28,224,638
US Treasury Bonds 3% 2/15/2047	4.38	4,836,000	3,770,758
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	25,604,354
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	812,960
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,673,568
US Treasury Bonds 3% 8/15/2048	4.29	3,389,000	2,606,220
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	753,421
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	4,049,519
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	2,012,482
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,624,420
US Treasury Bonds 3.375% 11/15/2048 (Ac)(Ad)	4.19 to 4.88	22,847,000	18,776,486
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,954,193
US Treasury Bonds 3.625% 2/15/2053	3.81 to 5.13	87,116,000	74,661,134
US Treasury Bonds 3.625% 5/15/2053	4.30 to 4.78	1,500,000	1,286,367
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.70	22,413,200	19,861,072
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,287,303
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,885,253
US Treasury Bonds 4% 11/15/2042	3.75 to 4.51	8,455,700	7,950,009
US Treasury Bonds 4% 11/15/2052	3.88 to 5.14	105,748,000	96,928,782
US Treasury Bonds 4.125% 8/15/2044	4.01 to 4.70	12,770,600	12,078,194
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,159,600	73,295,997
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	40,800,000	39,137,719
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.62	168,998,000	162,396,516
US Treasury Bonds 4.375% 5/15/2040	4.28 to 4.54	1,574,900	1,572,501
US Treasury Bonds 4.375% 5/15/2041	3.90 to 4.56	4,252,100	4,224,362
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	42,357,000	42,469,511
US Treasury Bonds 4.5% 2/15/2044 (Ad)	4.56 to 4.94	1,940,000	1,933,634
US Treasury Bonds 4.5% 8/15/2039	3.90 to 4.52	4,348,000	4,414,069
US Treasury Bonds 4.625% 11/15/2044	4.39 to 4.97	88,822,000	89,793,491
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	78,057,000	79,898,732
US Treasury Bonds 4.625% 5/15/2044	4.06 to 4.78	11,940,000	12,082,720
US Treasury Bonds 4.625% 5/15/2054	3.98 to 4.82	50,361,000	51,433,138
US Treasury Bonds 4.75% 11/15/2043	4.05 to 4.95	47,511,500	48,938,701
US Treasury Bonds 4.75% 11/15/2053	4.35 to 4.81	34,730,000	36,098,850
US Treasury Bonds 4.75% 2/15/2041	3.87 to 4.55	3,757,700	3,900,816
US Treasury Bonds 6.25% 5/15/2030 (Ae)	4.41 to 4.46	2,860,000	3,155,943
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (Ac)(Ad)	2.06 to 2.35	48,004,308	28,496,051
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (Ac)(Ad)	2.36 to 2.40	5,441,952	3,179,873
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (Ac)(Ad)	1.91 to 2.15	89,055,110	87,623,761
US Treasury Notes 0.375% 1/31/2026	1.04 to 4.54	17,480,000	16,888,684
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,171,752
US Treasury Notes 0.5% 10/31/2027	3.91 to 4.63	63,895,000	58,329,146
US Treasury Notes 0.5% 4/30/2027	4.15 to 4.55	14,788,000	13,730,311
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	14,616,234
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	23,311,000	21,401,501
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,586,585
US Treasury Notes 0.75% 4/30/2026	1.05 to 4.85	63,676,200	61,273,418
US Treasury Notes 0.75% 5/31/2026	3.91 to 4.85	19,455,000	18,676,800
US Treasury Notes 1% 7/31/2028	4.19	4,000,000	3,622,344
US Treasury Notes 1.125% 10/31/2026 (Ac)	4.22 to 4.46	8,797,500	8,390,959
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,715,000	2,463,332
US Treasury Notes 1.25% 11/30/2026	1.20 to 4.74	80,300,000	76,595,535
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,877,147
US Treasury Notes 1.25% 5/31/2028	4.17 to 4.37	6,857,000	6,291,298
US Treasury Notes 1.25% 8/15/2031	4.06 to 4.31	23,098,000	19,401,418
US Treasury Notes 1.25% 9/30/2028	3.97 to 4.37	17,055,200	15,511,571
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	28,225,000	25,800,517
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,280,923
US Treasury Notes 1.625% 11/30/2026	4.16 to 4.62	3,326,000	3,193,480
US Treasury Notes 1.625% 5/15/2031	4.05 to 4.30	8,378,000	7,259,079
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,003,055
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,618,631
US Treasury Notes 2.375% 3/31/2029	3.89 to 4.94	18,195,300	17,086,524
US Treasury Notes 2.75% 5/31/2029	3.78 to 4.34	64,460,000	61,320,093
US Treasury Notes 2.75% 7/31/2027	2.92 to 4.77	96,725,000	94,012,166
US Treasury Notes 2.75% 8/15/2032	4.01 to 4.53	128,338,000	117,093,385
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,897,031
US Treasury Notes 2.875% 5/15/2028	1.79 to 3.78	35,730,000	34,553,422
US Treasury Notes 2.875% 5/15/2032	3.68 to 4.33	4,230,000	3,904,819
US Treasury Notes 3.125% 8/31/2029	4.03 to 4.65	28,136,600	27,115,549
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,055,105
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	38,837,094
US Treasury Notes 3.375% 9/15/2027	3.46 to 3.92	13,090,000	12,902,854
US Treasury Notes 3.5% 1/31/2030	3.59 to 4.05	10,480,000	10,238,059
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	193,100,000	184,795,192
US Treasury Notes 3.625% 3/31/2028	4.15 to 4.40	3,299,000	3,265,623
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,635,219
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	57,400,000	55,855,133
US Treasury Notes 3.75% 12/31/2028	4.06	1,260,000	1,248,729
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	35,415
US Treasury Notes 3.75% 4/15/2026	3.91 to 4.90	25,105,000	25,007,914
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.39	10,000,000	9,864,453
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	149,200,000	147,148,500
US Treasury Notes 3.75% 8/15/2027	3.73 to 3.89	6,790,000	6,753,663
US Treasury Notes 3.75% 8/31/2026	3.60 to 4.23	2,075,800	2,066,799
US Treasury Notes 3.75% 8/31/2031	3.53 to 4.31	1,279,000	1,254,020
US Treasury Notes 3.875% 11/30/2027	4.14 to 4.82	10,522,000	10,493,640
US Treasury Notes 3.875% 8/15/2033	3.62 to 4.91	58,656,000	57,462,259
US Treasury Notes 3.875% 8/15/2034	3.62 to 4.53	184,222,000	179,622,769
US Treasury Notes 3.875% 9/30/2029 (Ad)	3.68	6,000,000	5,964,844
US Treasury Notes 4% 1/15/2027	3.94 to 4.58	16,995,000	16,993,008
US Treasury Notes 4% 1/31/2029	4.19 to 4.34	3,245,000	3,244,747
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	124,526
US Treasury Notes 4% 12/15/2025	3.82 to 4.32	7,341,000	7,331,422
US Treasury Notes 4% 2/15/2034	4.59 to 4.68	5,200,000	5,129,109
US Treasury Notes 4% 2/28/2030	3.48 to 4.35	163,810,000	163,784,405
US Treasury Notes 4% 6/30/2028	4.15 to 4.41	13,039,000	13,046,640
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	129,741
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,401,974
US Treasury Notes 4.125% 10/31/2031 (Ac)(Ad)	4.17 to 4.26	53,100,000	53,182,969
US Treasury Notes 4.125% 11/15/2027	4.08 to 4.35	31,050,000	31,165,225
US Treasury Notes 4.125% 11/15/2032	4.24 to 4.40	577,000	577,113
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.40	1,600,000	1,608,250
US Treasury Notes 4.125% 11/30/2031	4.14 to 4.55	33,481,000	33,529,390
US Treasury Notes 4.125% 2/29/2032	4.11	19,550,000	19,574,438
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	10,947,688
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	46,119
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.17	311,050,000	311,655,770
US Treasury Notes 4.25% 1/31/2026	4.29 to 4.73	1,348,000	1,348,748
US Treasury Notes 4.25% 1/31/2030	4.23 to 4.39	116,159,000	117,375,040
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.75	425,700,300	427,363,192
US Treasury Notes 4.25% 11/30/2026	4.13 to 4.25	173,000	173,662
US Treasury Notes 4.25% 2/15/2028	3.97 to 4.29	51,030,000	51,428,636
US Treasury Notes 4.25% 2/28/2027	4.00 to 4.26	269,628,000	270,344,199
US Treasury Notes 4.25% 2/28/2029	4.31	1,930,000	1,947,264
US Treasury Notes 4.25% 2/28/2031	3.61 to 4.57	61,620,000	62,202,501
US Treasury Notes 4.25% 6/30/2031	4.42	1,040,000	1,049,425
US Treasury Notes 4.375% 1/31/2032	4.21 to 4.47	48,915,000	49,717,512
US Treasury Notes 4.375% 11/30/2028	4.17 to 4.54	11,363,400	11,510,325
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.60	800,000	812,500
US Treasury Notes 4.375% 5/15/2034	4.04 to 4.61	2,760,000	2,799,028
US Treasury Notes 4.375% 7/15/2027	3.53 to 4.23	50,280,000	50,722,102
US Treasury Notes 4.375% 8/15/2026	4.19 to 4.92	178,000	178,827
US Treasury Notes 4.5% 11/15/2025	4.31 to 5.13	3,150,000	3,155,906
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	184,549,500	188,954,178
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.50	45,000,000	46,068,750
US Treasury Notes 4.5% 3/31/2026	4.25 to 5.02	14,895,400	14,953,585
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,810,947
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,078,488
US Treasury Notes 4.625% 10/15/2026	4.04 to 5.01	34,854,000	35,173,949
US Treasury Notes 4.625% 2/15/2035	4.46 to 4.53	57,850,000	59,829,760
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,376,501
US Treasury Notes 4.625% 4/30/2029	4.71 to 4.72	2,800,000	2,865,734
US Treasury Notes 4.625% 6/15/2027	4.13 to 4.59	3,477,000	3,525,895
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	96,978
US Treasury Notes 4.625% 9/30/2030	3.94 to 4.65	44,565,000	45,828,836
US Treasury Notes 4.875% 10/31/2030	3.93 to 4.91	144,029,600	149,959,569
US Treasury Notes 4.875% 4/30/2026	4.10 to 4.26	2,715,000	2,738,226
US Treasury Notes 4.875% 5/31/2026	4.22 to 4.99	1,771,000	1,787,741
US Treasury Notes 5% 8/31/2025	4.39 to 5.12	4,447,500	4,462,059
US Treasury Notes 5% 9/30/2025	4.34 to 5.14	3,960,000	3,976,304
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025 (Ac)	2.66 to 2.73	1,702,876	1,703,831
US Treasury Notes Inflation-Indexed 0.125% 4/15/2025 (Ac)(Ad)	4.21	3,421,180	3,431,398
US Treasury Notes Inflation-Indexed 0.375% 7/15/2025 (Ad)	2.96 to 3.10	7,852,074	7,885,988
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	2.24 to 2.25	19,341,160	19,872,133
US Treasury Strip Coupon 0% 11/15/2033 (h)(o)	3.84 to 4.15	2,471,933	1,703,508
US Treasury Strip Coupon 0% 11/15/2041 (h)(o)	1.39 to 4.78	20,220,000	9,225,395
US Treasury Strip Coupon 0% 11/15/2042 (h)(o)	4.47	229,800	99,519
US Treasury Strip Coupon 0% 11/15/2043 (h)(o)	4.21 to 4.45	1,570,738	651,285
US Treasury Strip Coupon 0% 11/15/2045 (h)(o)	4.53	4,155,000	1,554,880
US Treasury Strip Coupon 0% 2/15/2042 (h)(o)	4.15 to 4.80	11,878,646	5,384,535
US Treasury Strip Coupon 0% 5/15/2031 (h)(o)	4.48 to 4.49	9,460,000	7,301,576
US Treasury Strip Coupon 0% 5/15/2039 (h)(o)(Ad)	3.74 to 5.45	56,395,000	29,406,102
US Treasury Strip Coupon 0% 5/15/2040 (h)(o)	4.70	4,427,000	2,200,393
US Treasury Strip Coupon 0% 5/15/2041 (h)(o)	2.12 to 2.38	41,450,000	19,544,200
US Treasury Strip Coupon 0% 5/15/2042 (h)(o)	4.41	557,284	249,351
US Treasury Strip Coupon 0% 5/15/2044 (h)(o)	2.36 to 4.85	14,845,000	6,010,836
US Treasury Strip Coupon 0% 8/15/2039 (h)(o)	3.73 to 4.29	25,345,000	13,079,467
US Treasury Strip Coupon 0% 8/15/2040 (h)(o)	1.76 to 4.39	33,992,494	16,661,814
US Treasury Strip Coupon 0% 8/15/2041 (h)(o)	3.28 to 4.39	5,739,205	2,670,228
US Treasury Strip Coupon 0% 8/15/2042 (h)(o)	1.45 to 5.50	28,655,000	12,629,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,846,102,874)			5,744,246,870

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.35	145,237,450	145,266,497
Fidelity Investments Money Market Government Portfolio - Institutional Class (s)(Aa)	4.28	8,968,650	8,968,650
Fidelity Securities Lending Cash Central Fund (z)(Ab)	4.35	181,371,938	181,390,075
State Street Institutional U.S. Government Money Market Fund Premier Class (Aa)	4.31	381,119,687	381,119,687
TOTAL MONEY MARKET FUNDS (Cost $716,741,264)			716,744,909

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount		Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25		4,700,000	195,710
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at matuity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/06/25	GBP	74,200,000	9
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25		2,300,000	133,539
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/12/25	GBP	81,500,000	10
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/11/25	GBP	50,600,000	6
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25		18,100,000	1,051,047
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/13/25	GBP	81,500,000	10
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25		4,500,000	253,416
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive at maturity a fixed rate of 3.25% and pay at maturity a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2026	3/18/25	GBP	81,500,000	3
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29		7,700,000	303,698
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29		6,000,000	224,346
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29		8,960,000	310,865
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29		2,500,000	89,112
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26		18,720,000	395,789

TOTAL PUT SWAPTIONS				2,957,560
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25		4,700,000	52,363
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25		2,300,000	17,697
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25		18,100,000	142,078
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25		4,500,000	37,877
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29		7,700,000	279,039
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29		6,000,000	231,726
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29		8,960,000	387,995
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29		2,500,000	104,882
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26		18,720,000	868,138

TOTAL CALL SWAPTIONS				2,121,795
TOTAL PURCHASED SWAPTIONS (Cost $5,209,711)				5,079,355

TOTAL INVESTMENT IN SECURITIES - 119.7% (Cost $51,828,126,949)	49,955,873,934
NET OTHER ASSETS (LIABILITIES) - (19.7)%	(8,209,116,359)
NET ASSETS - 100.0%	41,746,757,575

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(95,550,000)	(78,469,539)
Ginnie Mae II Pool 2.5% 3/1/2055	(138,000)	(118,270)
Ginnie Mae II Pool 3% 3/1/2055	(28,224,000)	(25,122,789)
Ginnie Mae II Pool 3.5% 3/1/2055	(58,852,000)	(54,001,006)
Ginnie Mae II Pool 4% 3/1/2055	(4,725,000)	(4,453,980)
Ginnie Mae II Pool 4.5% 3/1/2055	(9,325,000)	(9,004,758)
Ginnie Mae II Pool 5.5% 3/1/2055	(32,525,000)	(32,615,995)
Ginnie Mae II Pool 6% 3/1/2055	(59,700,000)	(60,510,398)
Ginnie Mae II Pool 6.5% 3/1/2055	(50,000)	(50,993)
Uniform Mortgage Backed Securities 2% 3/1/2040	(624,000)	(563,306)
Uniform Mortgage Backed Securities 2% 3/1/2055	(247,312,000)	(197,791,630)
Uniform Mortgage Backed Securities 2.5% 3/1/2040	(78,000)	(72,184)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(27,627,000)	(23,098,763)
Uniform Mortgage Backed Securities 3% 3/1/2040	(69,000)	(65,313)
Uniform Mortgage Backed Securities 3% 3/1/2055	(27,442,000)	(23,918,491)
Uniform Mortgage Backed Securities 3.5% 3/1/2040	(16,000)	(15,389)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(38,091,000)	(34,543,776)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(10,025,000)	(9,090,639)
Uniform Mortgage Backed Securities 4% 3/1/2040	(10,000)	(9,748)
Uniform Mortgage Backed Securities 4% 3/1/2055	(406,405,000)	(381,068,168)
Uniform Mortgage Backed Securities 4% 4/1/2055	(206,500,000)	(193,593,750)
Uniform Mortgage Backed Securities 4.5% 3/1/2040	(38,000)	(37,700)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(324,101,000)	(312,213,073)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(87,100,000)	(83,786,115)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(45,000,000)	(43,259,765)
Uniform Mortgage Backed Securities 5% 3/1/2055	(444,850,861)	(437,622,035)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(328,668,000)	(329,078,835)
Uniform Mortgage Backed Securities 6% 3/1/2055	(110,063,000)	(111,842,928)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(67,405,000)	(69,432,414)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,515,451,750)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,488,382,552)		(2,515,451,750)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29		2,900,000	(119,718)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.243% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/06/25	GBP	8,200,000	(1)
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/11/25	GBP	5,600,000	0
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.245% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/12/25	GBP	9,000,000	0
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/13/25	GBP	9,000,000	0
Option on an interest rate swap with Goldman Sachs Bank USA/New York NY to receive annually a fixed rate of 3.25% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring March 2035	3/18/25	GBP	9,000,000	(8)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.9075% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring February 2025	2/28/25		4,100,000	(44,315)
Option on an interest rate swap with BNP Paribas SA to receive a fixed rate of 3.87% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/03/25		2,100,000	(17,258)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.905% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/10/25		4,100,000	(51,145)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.93% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/20/25		4,200,000	(67,546)
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 3.884% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/25		4,300,000	(58,465)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.26% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/25/25	EUR	2,500,000	(9,772)

TOTAL PUT SWAPTIONS				(368,228)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29		2,900,000	(86,408)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 4.2575% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring February 2025	2/28/25		4,100,000	0
Option on an interest rate swap with BNP Paribas SA to receive a fixed rate of 4.22% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/03/25		2,100,000	0
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 4.255% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/10/25		4,100,000	(89)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.28% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/20/25		4,200,000	(930)
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 4.234% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/31/25		4,300,000	(1,619)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.52% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/25/25	EUR	2,500,000	(3,265)

TOTAL CALL SWAPTIONS				(92,311)
TOTAL WRITTEN SWAPTIONS				(460,539)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	9,517	Jun 2025	1,057,279,219	16,538,217	16,538,217
CBOT 2 Year US Treasury Notes Contracts (United States)	3,533	Jun 2025	731,220,594	2,960,616	2,960,616
CBOT 5 Year US Treasury Notes Contracts (United States)	2,311	Jun 2025	249,443,563	1,891,137	1,891,137
CBOT US Treasury Long Term Bond Contracts (United States)	679	Jun 2025	84,280,875	1,209,286	1,209,286
CBOT US Treasury Long Term Note Contracts (United States)	1,098	Jun 2025	129,666,938	3,152,878	3,152,878
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	1,634	Jun 2025	186,684,500	2,349,777	2,349,777
Eurex Euro-Bund Contracts (Germany)	58	Mar 2025	8,013,550	(73,799)	(73,799)
ICE GILT Index Contrats (United Kingdom)	3	Jun 2025	352,577	3,621	3,621
TME 10YR Bond Contracts (Canada)	59	Jun 2025	5,088,253	65,209	65,209

TOTAL PURCHASED					28,096,942

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	899	Jun 2025	99,873,281	(1,433,859)	(1,433,859)
CBOT 5 Year US Treasury Notes Contracts (United States)	51	Jun 2025	5,504,813	(69,725)	(69,725)
CBOT US Treasury Long Term Bond Contracts (United States)	56	Jun 2025	6,951,000	(241,448)	(241,448)
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	110	Jun 2025	12,567,500	(125,591)	(125,591)
Eurex Euro-Bobl Contracts (Germany)	4	Mar 2025	489,214	(1,333)	(1,333)
Eurex Euro-Bund Contracts (Germany)	5	Mar 2025	690,823	(2,652)	(2,652)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	28	Jun 2025	3,762,012	(26,484)	(26,484)
ICE GILT Index Contrats (United Kingdom)	64	Jun 2025	7,521,638	(125,613)	(125,613)
TME 10YR Bond Contracts (Canada)	50	Jun 2025	4,312,079	(22,239)	(22,239)

TOTAL SOLD					(2,048,944)

TOTAL FUTURES CONTRACTS					26,047,998
The notional amount of futures purchased as a percentage of Net Assets is 5.8%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
10 Year US Treasury Note Contracts	Chicago Board of Trade	222	2,466,281,250	111.00	03/21/25	(173,438)
10 Year US Treasury Note Contracts	Chicago Board of Trade	74	822,093,750	110.00	03/21/25	(102,906)
10 Year US Treasury Note Contracts	Chicago Board of Trade	84	933,187,500	110.00	03/21/25	(89,250)
10 Year US Treasury Note Contracts	Chicago Board of Trade	74	822,093,750	112.00	03/21/25	(24,282)
10 Year US Treasury Note Contracts	Chicago Board of Trade	108	1,199,812,500	111.00	03/21/25	(50,625)
Euro-Bund Futures	Eurex Deutschland	18	237,996,000	133.00	03/21/25	(9,336)

						(449,837)
Put Options
10 Year US Treasury Note Contracts	Chicago Board of Trade	230	2,555,156,250	108.00	03/21/25	(7,188)
10 Year US Treasury Note Contracts	Chicago Board of Trade	150	1,666,406,250	107.00	03/21/25	(4,688)
10 Year US Treasury Note Contracts	Chicago Board of Trade	74	822,093,750	110.00	03/21/25	(21,969)
10 Year US Treasury Note Contracts	Chicago Board of Trade	108	1,199,812,500	109.00	03/21/25	(15,188)
Euro-Bund Futures Contracts	Eurex Deutschland	18	237,996,000	130.00	03/21/25	(2,427)

						(51,460)
TOTAL WRITTEN OPTIONS						(501,297)

Notional amount and exercise price for written options on Euro-Bund Futures are stated in EUR.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	143,795,933	USD	24,146,281	Goldman Sachs Bank USA	3/06/25	265,202
BRL	115,979	USD	19,829	Goldman Sachs Bank USA	3/06/25	(140)
BRL	8,880,000	USD	1,420,032	BTIG LLC	3/19/25	82,729
BRL	17,586,000	USD	2,812,302	BTIG LLC	3/19/25	163,775
BRL	6,658,000	USD	1,083,795	BTIG LLC	3/19/25	42,938
BRL	6,713,000	USD	1,106,656	BTIG LLC	3/19/25	29,384
BRL	2,169,000	USD	354,379	BTIG LLC	3/19/25	12,680
BRL	144,716,184	USD	25,212,318	Goldman Sachs Bank USA	4/02/25	(805,372)
CAD	57,126	USD	39,615	Bank of America NA	3/04/25	(130)
CAD	57,084,290	USD	40,051,208	Morgan Stanley	3/04/25	(594,294)
CAD	176,000	USD	123,206	JPMorgan Chase Bank NA	4/10/25	(1,347)
EUR	202,104,000	USD	211,611,376	BNP Paribas SA	3/04/25	(1,958,791)
EUR	8,933,311	USD	9,337,106	BNP Paribas SA	3/04/25	(70,135)
EUR	2,580,908	USD	2,698,071	BNP Paribas SA	3/04/25	(20,766)
EUR	62,064,704	USD	64,975,899	BNP Paribas SA	3/04/25	(593,078)
EUR	980,000	USD	1,029,071	Bank of America NA	3/04/25	(12,468)
EUR	1,060,000	USD	1,109,797	Barclays Bank PLC	3/04/25	(10,206)
EUR	6,747,000	USD	7,066,830	JPMorgan Chase Bank NA	3/04/25	(67,830)
EUR	957,200	USD	995,390	BNP Paribas SA	3/05/25	(2,387)
EUR	7,727,000	USD	8,072,667	Bank of America NA	4/02/25	(44,877)
EUR	122,000	USD	128,591	JPMorgan Chase Bank NA	4/10/25	(1,786)
GBP	11,684,878	USD	14,755,615	JPMorgan Chase Bank NA	3/04/25	(57,207)
GBP	11,679,000	USD	14,799,629	Morgan Stanley	3/04/25	(108,615)
GBP	3,563,000	USD	4,527,157	Bank of America NA	3/19/25	(45,409)
GBP	1,422,000	USD	1,733,132	Societe Generale SA	3/19/25	55,542
GBP	637,000	USD	795,651	Brown Brothers Harriman & Co	4/10/25	5,559
GBP	1,758,000	USD	2,171,693	Royal Bank of Canada	4/10/25	39,496
INR	358,482,599	USD	4,114,125	BNP Paribas SA	3/21/25	(18,603)
INR	269,310,695	USD	3,124,718	BNP Paribas SA	3/21/25	(47,950)
INR	127,041,226	USD	1,471,645	JPMorgan Chase Bank NA	3/21/25	(20,249)
INR	316,264,456	USD	3,663,012	JPMorgan Chase Bank NA	3/21/25	(49,816)
INR	126,532,087	USD	1,465,204	JPMorgan Chase Bank NA	3/21/25	(19,625)
INR	1,157,406,440	USD	13,401,647	JPMorgan Chase Bank NA	3/21/25	(178,738)
INR	317,628,863	USD	3,679,113	JPMorgan Chase Bank NA	3/21/25	(50,329)
JPY	76,598,000	USD	488,498	Deutsche Bank AG	3/19/25	21,243
JPY	491,457,000	USD	3,181,257	Societe Generale SA	3/19/25	89,269
MXN	11,524,000	USD	561,604	BNP Paribas SA	3/19/25	(2,199)
MXN	14,196,000	USD	684,509	BNP Paribas SA	3/19/25	4,603
MXN	26,000,000	USD	1,271,743	BTIG LLC	3/19/25	(9,634)
MXN	74,610,000	USD	3,620,083	JPMorgan Chase Bank NA	3/19/25	1,683
MXN	75,780,790	USD	3,700,415	Royal Bank of Canada	3/19/25	(21,815)
SGD	296,995	USD	220,355	Bank of America NA	3/04/25	(595)
SGD	246,461	USD	184,284	JPMorgan Chase Bank NA	3/04/25	(1,916)
SGD	879,355	USD	656,088	Morgan Stanley	3/04/25	(5,413)
TRY	164,721,181	USD	4,328,958	Barclays Bank PLC	3/04/25	185,837
TRY	197,303,736	USD	5,181,976	Barclays Bank PLC	3/05/25	220,938
TRY	164,324,515	USD	4,310,660	Barclays Bank PLC	3/06/25	185,055
TRY	213,504,609	USD	5,598,579	Barclays Bank PLC	3/11/25	215,981
TRY	35,107,671	USD	916,889	Barclays Bank PLC	3/13/25	37,476
TRY	239,672,462	USD	6,328,454	BNP Paribas SA	4/08/25	31,757
TRY	69,419,252	USD	1,799,172	Barclays Bank PLC	4/15/25	31,122
TRY	235,377,980	USD	6,140,172	Barclays Bank PLC	4/22/25	25,435
TRY	33,747,908	USD	874,672	Barclays Bank PLC	4/22/25	9,337
TRY	49,044,593	USD	1,270,717	Barclays Bank PLC	4/24/25	11,581
TRY	79,776,442	USD	2,064,100	Barclays Bank PLC	4/28/25	13,890
TRY	29,696,342	USD	768,738	Barclays Bank PLC	4/29/25	4,056
TRY	6,192,177	USD	159,531	Barclays Bank PLC	5/05/25	716
TRY	6,284,772	USD	141,104	JPMorgan Chase Bank NA	5/06/25	21,394
TRY	100,269,524	USD	2,572,960	Barclays Bank PLC	5/12/25	5,638
TRY	6,633,179	USD	170,047	Barclays Bank PLC	5/13/25	383
TRY	19,666,327	USD	442,447	JPMorgan Chase Bank NA	5/20/25	59,658
TRY	183,502,521	USD	4,666,188	Barclays Bank PLC	5/21/25	14,596
TRY	24,726,921	USD	625,286	Barclays Bank PLC	5/27/25	2,009
TRY	58,573,088	USD	1,451,823	Barclays Bank PLC	6/25/25	(1,593)
TWD	9,326,540	USD	285,906	BNP Paribas SA	4/25/25	(1,378)
TWD	11,391,490	USD	348,321	BNP Paribas SA	4/25/25	(797)
TWD	8,276,207	USD	253,405	JPMorgan Chase Bank NA	4/25/25	(920)
TWD	11,471,599	USD	350,599	JPMorgan Chase Bank NA	4/25/25	(631)
USD	143,542	AUD	230,000	JPMorgan Chase Bank NA	4/10/25	786
USD	1,635,944	AUD	2,619,000	JPMorgan Chase Bank NA	4/10/25	10,388
USD	25,212,318	BRL	143,911,911	Goldman Sachs Bank USA	3/06/25	781,146
USD	9,894,061	BRL	61,032,008	Goldman Sachs International	3/19/25	(434,380)
USD	179,477	BRL	1,100,000	BNP Paribas SA	10/02/25	224
USD	52,325,043	BRL	321,900,000	Goldman Sachs Bank USA	10/02/25	(130,715)
USD	3,281,472	BRL	20,100,000	Goldman Sachs Bank USA	10/02/25	6,043
USD	20,753,793	BRL	127,200,000	Morgan Stanley	10/02/25	25,703
USD	428,036	CAD	620,371	Bank of America NA	3/04/25	(768)
USD	39,360,608	CAD	56,520,687	JPMorgan Chase Bank NA	3/04/25	293,259
USD	39,615	CAD	57,053	Bank of America NA	4/02/25	128
USD	40,051,208	CAD	57,012,222	Morgan Stanley	4/02/25	592,272
USD	746,033	CAD	1,068,000	Citibank NA	4/10/25	6,568
USD	37,045	CAD	53,000	Citibank NA	4/10/25	348
USD	56,997	CAD	82,000	JPMorgan Chase Bank NA	4/10/25	221
USD	33,682	CAD	48,000	State Street Bank & Trust Co	4/10/25	447
USD	211,634,720	EUR	203,164,000	BNP Paribas SA	3/04/25	882,543
USD	8,060,806	EUR	7,727,000	Bank of America NA	3/04/25	45,203
USD	3,009,747	EUR	2,891,552	Citibank NA	3/04/25	10,195
USD	74,386,583	EUR	70,687,371	JPMorgan Chase Bank NA	3/04/25	1,059,038
USD	994,350	EUR	957,200	Goldman Sachs International	3/05/25	1,346
USD	12,079,350	EUR	11,384,000	BTIG LLC	3/19/25	260,871
USD	2,279,401	EUR	2,164,000	Deutsche Bank AG	3/19/25	32,810
USD	211,921,808	EUR	202,104,000	BNP Paribas SA	4/02/25	1,950,481
USD	65,071,348	EUR	62,064,704	BNP Paribas SA	4/02/25	590,644
USD	996,863	EUR	957,200	BNP Paribas SA	4/03/25	2,350
USD	114,041	EUR	110,000	Bank of America NA	4/10/25	(292)
USD	516,226	EUR	499,000	Bank of America NA	4/10/25	(2,429)
USD	497,710	EUR	478,000	Bank of America NA	4/10/25	882
USD	328,265	EUR	315,000	Bank of America NA	4/10/25	857
USD	290,573	EUR	278,000	Brown Brothers Harriman & Co	4/10/25	1,623
USD	82,753,732	EUR	79,274,000	Citibank NA	4/10/25	357,244
USD	1,372,088	EUR	1,312,000	JPMorgan Chase Bank NA	4/10/25	8,411
USD	999,082	EUR	958,000	JPMorgan Chase Bank NA	4/10/25	3,348
USD	173,129	EUR	165,000	JPMorgan Chase Bank NA	4/10/25	1,630
USD	103,884	EUR	99,000	JPMorgan Chase Bank NA	4/10/25	984
USD	216,355	EUR	207,000	JPMorgan Chase Bank NA	4/10/25	1,202
USD	441,129	EUR	419,000	JPMorgan Chase Bank NA	4/10/25	5,625
USD	1,357,392	EUR	1,300,000	JPMorgan Chase Bank NA	4/10/25	6,187
USD	291,095	EUR	279,000	Morgan Stanley Capital Services LLC	4/10/25	1,106
USD	6,388,061	EUR	6,233,000	BTIG LLC	4/11/25	(90,810)
USD	14,492,273	GBP	11,679,000	BNP Paribas SA	3/04/25	(198,742)
USD	14,586,741	GBP	11,684,878	Citibank NA	3/04/25	(111,668)
USD	2,205,529	GBP	1,742,000	Bank of America NA	3/19/25	14,341
USD	877,828	GBP	707,000	Bank of America NA	3/19/25	(11,478)
USD	2,039,896	GBP	1,613,000	Deutsche Bank AG	3/19/25	10,971
USD	2,706,696	GBP	2,141,000	Deutsche Bank AG	3/19/25	13,622
USD	1,765,115	GBP	1,443,000	Societe Generale SA	3/19/25	(49,974)
USD	9,395,858	GBP	7,363,600	Societe Generale SA	3/19/25	133,495
USD	14,754,460	GBP	11,684,878	JPMorgan Chase Bank NA	4/02/25	57,000
USD	14,798,460	GBP	11,679,000	Morgan Stanley	4/02/25	108,394
USD	28,197,596	GBP	22,537,000	BNP Paribas SA	4/10/25	(149,141)
USD	154,715	GBP	124,000	Bank of America NA	4/10/25	(1,251)
USD	78,175	GBP	63,000	Canadian Imperial Bank of Commerce	4/10/25	(1,066)
USD	4,993,000	INR	432,821,231	BNP Paribas SA	3/21/25	48,189
USD	3,396,107	JPY	507,633,236	Societe Generale SA	3/19/25	17,932
USD	340,077	JPY	51,870,000	Societe Generale SA	3/19/25	(5,105)
USD	394,130	JPY	60,450,000	JPMorgan Chase Bank NA	4/10/25	(9,214)
USD	2,893,552	JPY	450,800,000	JPMorgan Chase Bank NA	4/10/25	(114,347)
USD	1,015,042	MXN	21,060,000	BNP Paribas SA	3/05/25	(9,422)
USD	438,994	MXN	9,074,182	Royal Bank of Canada	3/07/25	(2,287)
USD	758,044	MXN	15,534,000	Barclays Bank PLC	3/18/25	3,869
USD	912,881	MXN	18,721,000	BNP Paribas SA	3/19/25	4,114
USD	5,174,673	MXN	106,277,685	Bank of America NA	3/19/25	15,674
USD	1,195,808	MXN	24,475,000	Bank of America NA	3/19/25	7,727
USD	146,026	MXN	2,985,000	Goldman Sachs Bank USA	3/19/25	1,127
USD	33,859	SGD	45,609	BNP Paribas SA	3/04/25	111
USD	72,956	SGD	98,906	Bank of America NA	3/04/25	(229)
USD	207,921	SGD	279,909	Bank of America NA	3/04/25	804
USD	109,066	SGD	146,395	Goldman Sachs Bank USA	3/04/25	742
USD	589,245	SGD	798,268	JPMorgan Chase Bank NA	3/04/25	(1,430)
USD	39,897	SGD	53,857	Morgan Stanley	3/04/25	46
USD	220,355	SGD	296,577	Bank of America NA	4/02/25	584
USD	184,284	SGD	246,117	JPMorgan Chase Bank NA	4/02/25	1,905
USD	656,088	SGD	878,167	Morgan Stanley	4/02/25	5,343
USD	279,522	TWD	9,014,585	BNP Paribas SA	4/25/25	4,511
USD	615,642	TWD	20,175,204	BNP Paribas SA	4/25/25	150
USD	589,726	TWD	19,518,751	BNP Paribas SA	4/25/25	(5,740)
USD	604,561	TWD	19,877,966	BNP Paribas SA	4/25/25	(1,863)
USD	613,910	TWD	20,253,505	BNP Paribas SA	4/25/25	(3,971)
USD	619,649	TWD	20,318,910	JPMorgan Chase Bank NA	4/25/25	(227)
USD	900,457	TWD	29,573,725	JPMorgan Chase Bank NA	4/25/25	(1,759)
USD	285,906	TWD	9,278,222	BNP Paribas SA	7/16/25	994
USD	348,321	TWD	11,335,410	BNP Paribas SA	7/16/25	237
USD	253,405	TWD	8,231,355	JPMorgan Chase Bank NA	7/16/25	639
USD	350,599	TWD	11,415,503	JPMorgan Chase Bank NA	7/16/25	56

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,120,305
Unrealized Appreciation						9,285,652
Unrealized Depreciation						(6,165,347)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(32,922)	(141,728)	(174,650)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(2,634)	(6,355)	(8,989)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(21,948)	(39,386)	(61,334)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(7,828)	(22,627)	(30,455)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	23,461	(44,713)	(21,252)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		380,000	49,528	(98,127)	(48,599)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		470,000	61,259	(121,432)	(60,173)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		20,000	2,607	(5,623)	(3,016)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		50,000	6,517	(14,182)	(7,665)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		710,000	92,540	(210,151)	(117,611)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		770,000	100,360	(228,908)	(128,548)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		120,000	15,641	(31,141)	(15,500)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		330,000	43,011	(79,302)	(36,291)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		410,000	53,439	(98,541)	(45,102)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		320,000	41,708	(75,430)	(33,722)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	9,124	(16,997)	(7,873)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	87,326	(163,482)	(76,156)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	18,247	(30,688)	(12,441)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	75,596	(145,845)	(70,249)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		210,000	27,371	(56,715)	(29,344)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	28,674	(51,099)	(22,425)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	19,551	(33,931)	(14,380)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	52,135	(76,232)	(24,097)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	26,068	(33,098)	(7,030)
American Express Co 4.05% 5/3/2029		Dec 2029	Goldman Sachs International	(1%)	Quarterly		540,000	(17,067)	15,817	(1,250)
American Electric Power Co Inc 3.2% 11/13/2027		Dec 2029	Bank of America NA	(1%)	Quarterly		1,267,000	(41,817)	36,543	(5,274)
Dominion Energy Inc 4.25% 6/1/2028		Dec 2029	Goldman Sachs International	(1%)	Quarterly		734,000	(20,211)	20,613	402
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,701	(14,884)	(2,183)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,000,000	130,338	(154,615)	(24,277)
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,300,000	(50,449)	43,865	(6,584)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	1,080,000	(232,544)	222,106	(10,438)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(4,073)	(10,182)	(14,255)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	980,000	(2,835)	(21,555)	(24,390)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,450,000	(20,707)	9,124	(11,583)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	2,019	(25,279)	(23,260)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(506)	(18,180)	(18,686)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	76,208	(90,557)	(14,349)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	11,100	(12,169)	(1,069)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,400,000	(2,023)	2,793	770
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		8,400,000	(3,147)	4,827	1,680
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	29,599	(30,885)	(1,286)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	14,800	(15,887)	(1,087)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	7,400	(7,826)	(426)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	3,700	(3,913)	(213)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	33,299	(33,085)	214
Petroleos Mexicanos 6.625% 6/15/2035		May 2026	Goldman Sachs International	(4.75%)	Monthly		8,000,000	159,882	0	159,882
Italian Republic 1.25% 2/17/2026		Jun 2025	Barclays Bank PLC	(1%)	Quarterly		3,360,000	16,063	(16,118)	(55)
Spanish Kingdom 5.01% 11/21/2044		Jun 2025	Barclays Bank PLC	(1%)	Quarterly		1,920,000	9,333	(9,385)	(52)

TOTAL BUY PROTECTION								879,894	(1,934,565)	(1,054,671)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	25,716	156,859	182,575
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	39,616	248,514	288,130
CMBX AAA Series 12 Index	NR	Aug 2061	JP Morgan Securities LLC	0.5%	Monthly		1,000,000	4,593	4,266	8,859
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(24,403)	31,226	6,823
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(4,404)	6,668	2,264
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(35,234)	59,410	24,176
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,700,000	(39,638)	66,364	26,726
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(20,336)	39,491	19,155
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,600,000	(38,170)	64,315	26,145
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(20,336)	39,777	19,441
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(13,213)	23,749	10,536
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(5,872)	8,237	2,365
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(15,252)	23,432	8,180
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(13,213)	18,747	5,534
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(24,957)	35,195	10,238
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,100,000	(30,829)	42,460	11,631
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(22,370)	34,246	11,876
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,400,000	(14,235)	17,639	3,404
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		400,000	(5,872)	6,786	914
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		3,300,000	(48,446)	53,461	5,015
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(8,808)	9,534	726
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(14,681)	15,891	1,210
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(42,574)	39,322	(3,252)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,300,000	(33,766)	29,969	(3,797)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,700,000	(39,638)	36,325	(3,313)
PacifiCorp 3.3% 3/15/2051	NR	Sep 2027	JPMorgan Chase Bank NA	0.130164%	Monthly		465,000	(6,872)	61	(6,811)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,500,000	(36,702)	38,067	1,365
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(89,874)	90,112	238
5Y CDX NA IG Series 41 Index	NR	Dec 2028	ICE	1%	Quarterly		200,000	206	0	206
Boeing Co 2.6% 10/30/2025	NR	Dec 2029	ICE	1%	Quarterly		9,900,000	148,421	0	148,421
5Y CDX NA IG Series 43 Index	NR	Dec 2029	ICE	1%	Quarterly		754,100,000	785,896	0	785,896
5Y CDX NA IG Series 41 Index	NR	Dec 2029	ICE	1%	Quarterly		27,050,000	5,930	0	5,930
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly		55,509,084	415,556	0	415,556
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly		331,400,000	2,887,624	0	2,887,624
Verizon Communications Inc 4.125% 3/16/2027	NR	Dec 2029	ICE	1%	Quarterly		7,000,000	2,606	0	2,606
AT&T Inc 3.8% 2/15/2027	NR	Dec 2025	ICE	1%	Quarterly		11,000,000	(15,094)	0	(15,094)
Elis SA 2.875% 2/15/2026	NR	Dec 2029	ICE	5%	Quarterly	EUR	1,800,000	(16,570)	0	(16,570)
Barclays Bank PLC	NR	Dec 2025	ICE	1%	Quarterly	EUR	10,600,000	(8,894)	0	(8,894)

TOTAL SELL PROTECTION								3,625,911	1,240,123	4,866,034
TOTAL CREDIT DEFAULT SWAPS								4,505,805	(694,442)	3,811,363

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
2.49%	Semi-Annual	6M EURIBOR(3)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	(98,035)	0	(98,035)
2.5055%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	(103,993)	0	(103,993)
2.513%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Feb 2054	EUR	1,633,000	(104,712)	0	(104,712)
2.5105%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Mar 2054	EUR	835,000	(53,684)	0	(53,684)
2.4555%	Annual	3M EURIBOR(3)	Semi-Annual	LCH	Mar 2054	EUR	351,000	(18,203)	0	(18,203)
2.543%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Apr 2054	EUR	1,357,000	(93,767)	0	(93,767)
2.44%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	May 2054	EUR	770,000	(33,935)	0	(33,935)
2.4287%	Annual	6M EURIBOR (Act/360)(3)	Semi-Annual	LCH	Jun 2054	EUR	395,000	(18,085)	0	(18,085)
2.4287%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Jun 2054	EUR	383,000	(17,556)	0	(17,556)
2.4413%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Jun 2054	EUR	269,000	13,102	0	13,102
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	Dec 2034		24,600,000	(293,007)	0	(293,007)
U.S. SOFR Index(3)	Annual	3.69392%	Annual	CME	Apr 2031		8,625,000	161,260	0	161,260
6M EURIBOR(3)	Semi-Annual	2.25%	Annual	LCH	Mar 2055	EUR	900,000	(4,446)	0	(4,446)
2.245%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Sep 2054	EUR	1,090,000	(6,559)	0	(6,559)
2.3222%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Oct 2054	EUR	240,000	(5,334)	0	(5,334)
2.352%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Oct 2054	EUR	340,000	(9,592)	0	(9,592)
2.196%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Nov 2054	EUR	740,000	6,074	0	6,074
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.0628%	Annual	LCH	Oct 2029	EUR	9,300,000	(28,847)	0	(28,847)
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.0563%	Annual	LCH	Oct 2029	EUR	6,100,000	(17,139)	0	(17,139)
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.05%	Annual	LCH	Oct 2029	EUR	1,900,000	(4,782)	0	(4,782)
4.0158%	At Maturity	U.S. SOFR Index(3)	At Maturity	CME	May 2026		42,038,000	45,401	0	45,401
3.865%	Annual	U.S. SOFR Index(3)	Annual	LCH	Nov 2034		1,000,000	5,292	0	5,292
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3%	Annual	LCH	Mar 2027		59,015,000	(79,615)	0	(79,615)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3%	Annual	LCH	Mar 2028		176,955,000	(497,203)	0	(497,203)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3%	Annual	LCH	Mar 2029		2,100,000	(2,282)	0	(2,282)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3%	Annual	LCH	Mar 2030		17,744,000	(100,733)	0	(100,733)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3.25%	Annual	LCH	Mar 2032		6,631,000	(19,139)	0	(19,139)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	LCH	Mar 2035		14,472,000	55,752	0	55,752
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	3.25%	Annual	LCH	Mar 2045		33,881,000	133,624	0	133,624
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(3)	Annual	LCH	Mar 2055		8,131,000	244,962	0	244,962
3.8468%	At Maturity	U.S. SOFR Index(3)	At Maturity	CME	Jun 2026		14,150,000	(2,222)	0	(2,222)
U.S. SOFR Index(3)	Annual	3.76473%	Annual	LCH	Dec 2054		5,900,000	(11,611)	0	(11,611)
Canadian Overnight Repo Rate(3)	Semi-Annual	2.9%	Semi-Annual	LCH	Jun 2033	CAD	13,700,000	(198,492)	0	(198,492)
Canadian Overnight Repo Rate(3)	Semi-Annual	2.85%	Semi-Annual	LCH	Jun 2033	CAD	10,200,000	(125,248)	0	(125,248)
U.S. SOFR Index(3)	Annual	3.89548%	Annual	LCH	Nov 2054		24,961,000	(622,554)	0	(622,554)
4.015%	Annual	U.S. SOFR Index(3)	Annual	LCH	Dec 2034		4,100,000	71,764	0	71,764
3.933%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		4,100,000	44,259	0	44,259
3.896%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		3,900,000	30,301	0	30,301
3.84%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		4,000,000	12,723	0	12,723
3.85%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		2,200,000	8,800	0	8,800
3.9%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		4,000,000	32,390	0	32,390
2.22%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	Jan 2035	EUR	1,800,000	(18,291)	0	(18,291)
3.93%	At Maturity	SONIA(3)	At Maturity	LCH	Jan 2035	GBP	1,900,000	(8,730)	0	(8,730)
3.97%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		2,200,000	30,444	0	30,444
4.1%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		2,200,000	53,970	0	53,970
4.09%	Annual	U.S. SOFR Index(3)	Annual	LCH	Jan 2035		4,100,000	97,228	0	97,228
Canadian Overnight Repo Rate(3)	Semi-Annual	3%	Semi-Annual	LCH	Jun 2034	CAD	22,500,000	(450,241)	0	(450,241)
3.9955%	Annual	U.S. SOFR Index(3)	Annual	CME	Nov 2031		11,336,100	(159,749)	0	(159,749)
4.09791%	Annual	U.S. SOFR Index(3)	Annual	CME	Nov 2031		5,692,000	(114,763)	0	(114,763)
4.0398%	At Maturity	U.S. SOFR Index(3)	At Maturity	CME	May 2026		7,500,000	11,407	0	11,407
U.S. SOFR Index(3)	Annual	3.9075%	Annual	LCH	Mar 2035		4,100,000	(35,874)	0	(35,874)
TOTAL INTEREST RATE SWAPS								(2,299,670)	0	(2,299,670)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,521,254,868 or 10.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $266,041,196 or 0.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Level 3 security
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $204,296 and $201,110, respectively.

(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)	Non-income producing
(q)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,569 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(r)	Security or a portion of the security is on loan at period end.
(s)	Affiliated Fund
(t)	A portion of the security sold on a delayed delivery basis.
(u)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(v)	Security is perpetual in nature with no stated maturity date.
(w)	Non-income producing - Security is in default.
(x)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.
(Ab)	Investment made with cash collateral received from securities on loan.
(Ac)
Security or a portion of the security was pledged to cover margin requirements for futures contracts and exchange-traded options. At period end, the value of securities pledged amounted to $27,773,856.

(Ad)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $56,137,510.
(Ae)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,396,164.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BofA Securities, Inc.	4.46	2/28/2025	3/3/2025	149,300,000	149,355,490	U.S. Treasuries (including strips)	4.38	5/15/2034	149,355,490
BNP Paribas	4.41	2/28/2025	3/3/2025	967,000,000	967,355,373	U.S. Treasuries (including strips)	2.88 - 4.25	6/30/2031 - 5/15/2032	967,355,373
BNP Paribas	4.45	2/28/2025	3/3/2025	600,000,000	600,222,500	U.S. Treasuries (including strips)	2.88	5/15/2032	600,222,500
Total Repurchase Agreements				$ 1,716,300,000	1,716,933,363				1,716,933,363

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	673,240,962	1,760,448,690	2,288,422,264	18,857,686	(890)	(1)	145,266,497	145,237,450	0.3%
Fidelity Securities Lending Cash Central Fund	605,782,815	2,595,204,006	3,019,596,746	301,604	-	-	181,390,075	181,371,938	0.7%
Total	1,279,023,777	4,355,652,696	5,308,019,010	19,159,290	(890)	(1)	326,656,572	326,609,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	114,422,036	2,879,089,526	2,984,542,912	5,512,342	-	-	8,968,650	8,968,650
Fidelity SAI Long-Term Treasury Bond Index Fund	433,010,620	14,821,779	95,005,997	14,815,782	(42,630,721)	39,325,686	349,521,367	49,367,425
Fidelity SAI Total Bond Fund	4,455,694,529	174,759,429	1,450,968,641	174,728,789	(147,450,034)	231,725,557	3,263,760,840	358,655,037
Fidelity SAI U.S. Treasury Bond Index Fund	2,152,413,156	329,283,969	1,963,795,101	45,204,461	(100,220,818)	131,456,813	549,138,019	62,190,036
Fidelity U.S. Bond Index Fund	42,429,211	404,033,548	220,598,867	4,033,591	(3,276,396)	159,817	222,747,313	21,335,950
	7,197,969,552	3,801,988,251	6,714,911,518	244,294,965	(293,577,969)	402,667,873	4,394,136,189	500,517,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,001,085,569	-	1,999,651,714	1,433,855

Bank Loan Obligations
Communication Services	3,627,970	-	3,627,970	-
Consumer Discretionary	8,200,210	-	8,200,210	-
Consumer Staples	1,164,435	-	1,164,435	-
Energy	335,311	-	335,311	-
Financials	5,437,814	-	5,437,814	-
Health Care	2,999,017	-	2,999,017	-
Industrials	1,765,016	-	1,765,016	-
Information Technology	5,443,238	-	5,443,238	-
Materials	2,153,206	-	2,153,206	-
Real Estate	441,410	-	220,564	220,846
Utilities	783,512	-	783,512	-

Bank Notes
Financials	8,381,602	-	8,381,602	-

Collateralized Mortgage Obligations	900,763,561	-	900,743,146	20,415

Commercial Mortgage Securities	1,317,142,483	-	1,313,848,384	3,294,099

Common Stocks
Communication Services	3,333,757	-	-	3,333,757
Energy	16,569	16,569	-	-
Health Care	114,805	-	-	114,805
Industrials	120,407	-	-	120,407

Fixed-Income Funds	19,049,757,950	19,049,757,950	-	-

Foreign Government and Government Agency Obligations	363,049,903	-	363,049,903	-

Municipal Securities
Education	13,052,222	-	13,052,222	-
Electric Utilities	1,481,365	-	1,481,365	-
General Obligations	3,644,524	-	3,644,524	-
Health Care	1,232,660	-	1,232,660	-
Industrial Development	630,426	-	630,426	-
Other	5,096,179	-	5,096,179	-
Special Tax	20,945,422	-	20,945,422	-
Tobacco Bonds	79,572	-	79,572	-
Transportation	13,095,407	-	13,095,407	-
Water & Sewer	405,966	-	405,966	-

Non-Convertible Corporate Bonds
Communication Services	366,900,171	-	366,880,996	19,175
Consumer Discretionary	225,377,444	-	225,377,444	-
Consumer Staples	142,363,092	-	142,363,092	-
Energy	653,082,129	-	651,704,049	1,378,080
Financials	2,376,242,031	-	2,369,396,312	6,845,719
Health Care	371,010,574	-	371,010,574	-
Industrials	320,598,666	-	320,598,666	-
Information Technology	190,536,198	-	190,331,465	204,733
Materials	197,721,679	-	197,721,679	-
Real Estate	385,218,181	-	385,010,711	207,470
Utilities	472,757,990	-	471,844,545	913,445

Non-Convertible Preferred Stocks
Communication Services	74,961	-	-	74,961

Preferred Securities
Consumer Discretionary	1,837,917	-	1,837,917	-
Consumer Staples	1,649,795	-	1,649,795	-
Energy	13,296,762	-	13,296,762	-
Financials	40,895,805	-	40,689,555	206,250
Industrials	460,623	-	389,074	71,549
Real Estate	9,690,284	-	9,690,284	-
Utilities	3,890,318	-	3,890,318	-

Repurchase Agreements	3,421,000,000	-	3,421,000,000	-

U.S. Government Agency - Mortgage Securities	10,273,046,562	-	10,273,046,562	-

U.S. Government Agency Obligations
Financials	18,839,298	-	18,839,298	-
Utilities	4,581,686	-	4,581,686	-

Commercial Paper	262,949,146	-	262,949,146	-

U.S. Treasury Obligations	5,744,246,870	-	5,744,246,870	-

Money Market Funds	716,744,909	716,744,909	-	-

Purchased Swaptions	5,079,355	-	5,079,355	-
Total Investments in Securities:	49,955,873,934	19,766,519,428	30,170,894,940	18,459,566
Derivative Instruments:

Assets
Futures Contracts	28,170,741	28,170,741	-	-
Forward Foreign Currency Contracts	9,285,652	-	9,285,652	-
Swaps	6,715,522	-	6,715,522	-
Total Assets	44,171,915	28,170,741	16,001,174	-

Liabilities
Futures Contracts	(2,122,743)	(2,122,743)	-	-
Forward Foreign Currency Contracts	(6,165,347)	-	(6,165,347)	-
Swaps	(4,509,387)	-	(4,509,387)	-
Written Swaptions	(460,539)	-	(460,539)	-
Written Options	(501,297)	(501,297)	-	-
Total Liabilities	(13,759,313)	(2,624,040)	(11,135,273)	-
Total Derivative Instruments:	30,412,602	25,546,701	4,865,901	-
Other Financial Instruments:

TBA Sale Commitments	(2,515,451,750)	-	(2,515,451,750)	-
Total Other Financial Instruments:	(2,515,451,750)	-	(2,515,451,750)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	5,656,769	(1,150,964)
Total Credit Risk	5,656,769	(1,150,964)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	9,285,652	(6,165,347)
Total Foreign Exchange Risk	9,285,652	(6,165,347)
Interest Rate Risk
Futures Contracts (d)	28,170,741	(2,122,743)
Purchased Swaptions (e)	5,079,355	0
Swaps (a)	1,058,753	(3,358,423)
Written Options (f)	0	(501,297)
Written Swaptions (g)	0	(460,539)
Total Interest Rate Risk	34,308,849	(6,443,002)
Total Value of Derivatives	49,251,270	(13,759,313)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(g)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $178,682,590 and repurchase agreements of $3,421,000,000) - See accompanying schedule:
Unaffiliated issuers (cost $46,662,246,316)	$45,235,081,173
Fidelity Central Funds (cost $326,652,927)	326,656,572
Other affiliated issuers (cost $4,839,227,706)	4,394,136,189

Total Investment in Securities (cost $51,828,126,949)		$49,955,873,934
Segregated cash with brokers for derivative instruments		21,726,000
Segregated cash with brokers for mortgage/asset-backed securities		83,359
Cash		9,259,337
Restricted cash		8,895,168
Foreign currency held at value (cost $7,292,029)		7,245,452
Receivable for investments sold
Regular delivery		138,565,022
Delayed delivery		368,650
Receivable for premium on written options		711,068
Receivable for TBA sale commitments		2,488,382,552
Unrealized appreciation on forward foreign currency contracts		9,285,652
Receivable for swaps		128,178
Receivable for fund shares sold		22,892,048
Dividends receivable		5,309,446
Interest receivable		143,942,665
Distributions receivable from Fidelity Central Funds		610,825
Receivable for daily variation margin on futures contracts		7,386,958
Bi-lateral OTC swaps, at value		1,410,530
Other receivables		412,959
Total assets		52,822,489,803
Liabilities
Segregated cash from brokers for derivative instruments	$1,140,000
Payable for investments purchased
Regular delivery	1,969,608,405
Delayed delivery	6,277,631,195
TBA sale commitments, at value	2,515,451,750
Unrealized depreciation on forward foreign currency contracts	6,165,347
Payable for swaps	9,386
Payable for fund shares redeemed	60,334,688
Distributions payable	536,643
Bi-lateral OTC swaps, at value	1,110,406
Accrued management fee	1,973,643
Payable for daily variation margin on centrally cleared swaps	294,011
Written options, at value (premium receivable $711,068)	961,836
Segregated cash from brokers for mortgage/asset-backed securities	58,012,787
Other payables and accrued expenses	1,112,056
Collateral on securities loaned	181,390,075
Total liabilities		11,075,732,228
Net Assets		$41,746,757,575
Net Assets consist of:
Paid in capital		$48,864,494,216
Total accumulated earnings (loss)		(7,117,736,641)
Net Assets		$41,746,757,575
Net Asset Value, offering price and redemption price per share ($41,746,757,575 ÷ 4,544,891,544 shares)		$9.19
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Unaffiliated issuers		$902,281,324
Affiliated issuers		244,294,965
Interest		885,889,365
Income from Fidelity Central Funds (including $301,604 from security lending)		19,159,290
Total income		2,051,624,944
Expenses
Management fee	$127,738,099
Custodian fees and expenses	394,868
Independent trustees' fees and expenses	228,048
Registration fees	361,232
Audit fees	84,769
Legal	53,059
Miscellaneous	299,730
Total expenses before reductions	129,159,805
Expense reductions	(109,034,226)
Total expenses after reductions		20,125,579
Net Investment income (loss)		2,031,499,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,077,139,005)
Fidelity Central Funds	(890)
Other affiliated issuers	(293,577,969)
Forward foreign currency contracts	27,593,114
Foreign currency transactions	283,473
Futures contracts	(46,087,401)
Swaps	10,483,421
Written options	1,246,817
Total net realized gain (loss)		(2,377,198,440)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,766,964,120
Fidelity Central Funds	(1)
Other affiliated issuers	402,667,873
Forward foreign currency contracts	1,185,194
Assets and liabilities in foreign currencies	(95,401)
Futures contracts	23,406,754
Swaps	(93,413)
Written options	(311,565)
TBA Sale commitments	(29,440,541)
Total change in net unrealized appreciation (depreciation)		3,164,283,020
Net gain (loss)		787,084,580
Net increase (decrease) in net assets resulting from operations		$2,818,583,945
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,031,499,365	$2,023,744,338
Net realized gain (loss)	(2,377,198,440)	(1,870,292,507)
Change in net unrealized appreciation (depreciation)	3,164,283,020	1,655,373,624
Net increase (decrease) in net assets resulting from operations	2,818,583,945	1,808,825,455
Distributions to shareholders	(1,958,249,939)	(1,968,339,756)

Share transactions
Proceeds from sales of shares	7,580,241,319	7,841,758,790
Reinvestment of distributions	1,926,489,599	1,780,344,557
Cost of shares redeemed	(14,955,861,824)	(12,557,686,674)

Net increase (decrease) in net assets resulting from share transactions	(5,449,130,906)	(2,935,583,327)
Total increase (decrease) in net assets	(4,588,796,900)	(3,095,097,628)

Net Assets
Beginning of period	46,335,554,475	49,430,652,103
End of period	$41,746,757,575	$46,335,554,475

Other Information
Shares
Sold	832,933,228	873,450,654
Issued in reinvestment of distributions	212,241,228	198,094,447
Redeemed	(1,644,290,957)	(1,398,370,378)
Net increase (decrease)	(599,116,501)	(326,825,277)

Financial Highlights
Strategic Advisers® Core Income Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.04	$10.42	$10.98	$11.13
Income from Investment Operations
Net investment income (loss) B,C	.424	.375	.331	.250	.286
Net realized and unrealized gain (loss)	.165	(.041)	(1.382)	(.468)	.116
Total from investment operations	.589	.334	(1.051)	(.218)	.402
Distributions from net investment income	(.409)	(.364)	(.329)	(.252)	(.292)
Distributions from net realized gain	-	-	-	(.090)	(.260)
Total distributions	(.409)	(.364)	(.329)	(.342)	(.552)
Net asset value, end of period	$9.19	$9.01	$9.04	$10.42	$10.98
Total Return D	6.69%	3.78%	(10.12)%	(2.06)%	3.59%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.30%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.05%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.05%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.67%	4.17%	3.53%	2.31%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$41,746,758	$46,335,554	$49,430,652	$46,082,556	$41,506,260
Portfolio turnover rate G	181%	112%	116%	110%	109%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$411,639

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$570,048,684
Gross unrealized depreciation	(2,496,586,490)
Net unrealized appreciation (depreciation)	$(1,926,537,806)
Tax Cost	$51,847,024,490

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$28,337,034
Capital loss carryforward	$(5,192,875,799)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,953,197,879)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(875,907,917)
Long-term	(4,316,967,882)
Total capital loss carryforward	$(5,192,875,799)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$1,958,249,939	$1,968,339,756

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Core Income Fund
Credit Risk
Purchased Options	(1,250)	-
Written Options	52,799	-
Swaps	2,478,918	3,828,247
Total Credit Risk	2,530,467	3,828,247
Foreign Exchange Risk
Forward Foreign Currency Contracts	27,593,114	1,185,194
Total Foreign Exchange Risk	27,593,114	1,185,194
Interest Rate Risk
Futures Contracts	(46,087,401)	23,406,754
Purchased Options	(1,442,837)	(103,481)
Written Options	1,194,018	(311,565)
Swaps	8,004,503	(3,921,660)
Total Interest Rate Risk	(38,331,717)	19,070,048
Totals	(8,208,136)	24,083,489

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchanged-traded and OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Strategic Advisers Core Income Fund	Written Options	1,902,674,123

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	56,168,009,647	63,402,896,703

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of JPMorgan Core Plus Bond Fund Class A in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss on the Fund's redemptions of JPMorgan Core Plus Bond Fund Class A, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
JPMorgan Core Plus Bond Fund Class A	511,583,135	(87,099,159)	71,750,790
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. BlackRock Investment Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Pacific Investment Management Company LLC, PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Core Income Fund	820

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Core Income Fund	68,278
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Core Income Fund	33,360	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $108,753,660.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $280,566.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	11%
Fidelity SAI Total Bond Fund	16%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Core Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Core Income Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 17, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,047,226,003 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Core Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with BlackRock Investment Management, LLC, FIAM LLC, J.P. Morgan Investment Management Inc., PGIM, Inc., and TCW Investment Management Company LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with BlackRock International Limited, BlackRock (Singapore) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and PGIM Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts.  The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Amended Sub-Subadvisory Agreements
Strategic Advisers Core Income Fund
In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.
The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FIAM or an affiliate will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FIAM or an affiliate will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreement with FIAM. The Board noted that no other material contract terms are impacted by the Amended Agreements.
The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FIAM in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FIAM and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FIAM and its affiliates.
The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912891.114
SSC-ANN-0425
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Income Opportunities Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (b)(c)(d)	100,000	101,325
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,073
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	102,999
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	125,000
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	150,000	150,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	100,000	103,035
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,480
Jamestown CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.4932% 4/20/2032 (b)(c)(d)	1,972,922	1,975,964
Northwoods Cap Xv Ltd / Northwoods Cap Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 1.05%, 5.368% 6/20/2034 (b)(c)(d)	1,000,000	999,827
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	150,000	150,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	102,986
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	251,987
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	127,911
Sculptor Clo Xxviii Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 5.3632% 1/20/2035 (b)(c)(d)	1,000,000	1,000,197
Sound PT Clo Xxix Ltd / Sound PT Clo Xxix LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3316%, 5.6317% 4/25/2034 (b)(c)(d)	2,250,000	2,252,633
TICP CLO VII Ltd Series 2024-7A Class ASR2, CME Term SOFR 3 month Index + 1.3%, 5.602% 4/15/2033 (b)(c)(d)	2,500,000	2,504,285
Trinitas Clo Ltd Series 2024-26A Class A1, CME Term SOFR 3 month Index + 1.69%, 5.9832% 1/20/2035 (b)(c)(d)	2,300,000	2,304,080
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,656,641
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	150,000	154,264
TOTAL ASSET-BACKED SECURITIES (Cost $12,762,797)		12,810,905

Bank Loan Obligations - 2.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc/CA Tranche B, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/31/2029 (c)(d)(f)(g)	107,530	104,573
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (c)(d)(f)(h)	6,682	6,682
TOTAL CANADA		111,255
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (c)(d)(f)	21,000	18,809
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (c)(d)(f)	45,000	39,024
TOTAL FRANCE		57,833
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (c)(d)(f)	419,374	361,186
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (c)(d)(f)	174,960	139,968
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (c)(d)(f)	545,875	526,769
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (c)(d)(f)	135,000	133,009
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 9/13/2029 (c)(d)(f)	495,815	431,081
		564,090
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (c)(d)(f)	157,095	155,917
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (c)(d)(f)	453,364	455,794
TOTAL UNITED KINGDOM		1,175,801
UNITED STATES - 2.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 11/30/2027 (c)(d)(f)	173,640	173,315
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.56%, 0% 4/15/2029 (c)(d)(f)(g)	139,945	141,364
Level 3 Financing Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 6.56%, 0% 4/15/2030 (c)(d)(f)(g)	140,055	141,456
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/16/2029 (c)(d)(f)	150,000	141,095
Xplore Inc 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 0% 10/24/2031 (c)(d)(f)(g)	375,657	297,708
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4383% 3/9/2027 (c)(d)(f)	445,000	424,494
		1,319,432
Interactive Media & Services - 0.0%
Diamond Sports Net LLC Tranche EXIT 1LN, term loan 12% 1/3/2028 (f)	494,834	442,669
Media - 0.3%
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (c)(d)(f)	749,239	705,123
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8119% 1/18/2028 (c)(d)(f)	2,007,559	1,969,917
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0496% 9/25/2026 (c)(d)(f)	1,239,923	1,077,568
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 0% 9/30/2026 (c)(d)(f)(g)	140,000	139,709
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.733% 12/31/2029 (c)(d)(f)	40,000	31,500
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5185% 12/31/2030 (c)(d)(f)	40,000	31,267
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 2/13/2030 (c)(d)(f)(g)	435,000	413,250
		4,368,334
TOTAL COMMUNICATION SERVICES		6,130,435

Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (c)(d)(f)	375,000	374,063
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (c)(d)(f)(g)	506,000	471,845
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (c)(d)(f)(g)	386,662	379,076
		1,224,984
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (c)(d)(f)	350,674	322,684
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(f)	949,500	820,805
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(f)	233,191	216,868
		1,037,673
Hotels, Restaurants & Leisure - 0.2%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (c)(d)(f)	343,089	344,681
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (c)(d)(f)	237,762	228,151
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (c)(d)(f)	200,000	198,166
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (c)(d)(f)	190,000	186,200
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(f)	779,841	752,158
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (c)(d)(f)	49,870	48,498
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (c)(d)(f)	299,431	288,951
		2,046,805
Household Durables - 0.1%
SWF Holdings I Corp Tranche A1 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/19/2029 (c)(d)(f)(g)	53,571	54,063
SWF Holdings I Corp Tranche A2 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (c)(d)(f)(g)	565,150	483,203
SWF Holdings I Corp Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2029 (c)(d)(f)(g)	71,429	72,084
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (c)(d)(f)	495,932	470,268
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (c)(d)(f)	267,428	265,088
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (c)(d)(f)	94,756	94,282
		1,438,988
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (c)(d)(f)	495,071	481,743
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (c)(d)(f)	99,625	93,507
		575,250
TOTAL CONSUMER DISCRETIONARY		6,646,384

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (c)(d)(f)	15,039	14,971
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3152% 2/5/2030 (c)(d)(f)	100,000	100,000
Mesquite Energy Inc 1LN, term loan 0% (d)(f)(g)(h)(i)	373,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	864,602	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (c)(d)(f)(g)	680,000	629,000
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (c)(d)(f)	365,392	368,406
		1,097,406
Financials - 0.5%
Capital Markets - 0.0%
Edelman Financial Engines Center LLC/The 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 7/20/2026 (c)(d)(f)(g)	125,036	125,558
Financial Services - 0.0%
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0369% 12/31/2030 (c)(d)(f)	159,120	158,126
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.6%, 0% 12/31/2030 (c)(d)(f)(g)	100,250	84,246
MPH Acquisition Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/24/2028 (c)(d)(f)(g)	24,936	20,954
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (c)(d)(f)	210,000	210,053
		473,379
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (c)(d)(f)	299,250	298,690
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (c)(d)(f)	1,316,000	1,285,364
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/20/2029 (c)(d)(f)	4,460,481	4,321,805
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (c)(d)(f)	1,000,000	1,014,000
		6,919,859
TOTAL FINANCIALS		7,518,796

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (c)(d)(f)	112,663	105,528
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (c)(d)(f)	159,200	126,697
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (c)(d)(f)	60,235	59,008
		291,233
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (c)(d)(f)	49,872	49,729
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (c)(d)(f)(g)	35,000	34,519
		84,248
Pharmaceuticals - 0.1%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (c)(d)(f)(g)	587,958	584,212
TOTAL HEALTH CARE		959,693

Industrials - 0.2%
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (c)(d)(f)(g)	85,000	84,708
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (c)(d)(f)	134,661	132,619
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(f)	171,518	166,211
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (c)(d)(f)(g)	125,000	124,610
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(f)	304,226	269,736
		693,176
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/21/2029 (c)(d)(f)(g)	66,667	68,778
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.3373% 12/21/2029 (c)(d)(f)	116,667	120,362
		189,140
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3048% 4/20/2028 (c)(d)(f)	416,000	424,424
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (c)(d)(f)	80,318	79,917
		504,341
Professional Services - 0.2%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (c)(d)(f)	354,164	342,211
Corelogic Inc 2LN, term loan CME Term SOFR 1 month Index + 6.5%, 0% 6/4/2029 (c)(d)(f)(g)	545,000	528,879
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (c)(d)(f)	426,190	424,059
Nielsen Holdings Ltd 2LN, term loan 3 month U.S. LIBOR + 0%, 0% 10/11/2029 (c)(d)(f)(g)	280,000	274,400
		1,569,549
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (c)(d)(f)	65,000	61,750
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (c)(d)(f)	21,000	19,949
		81,699
TOTAL INDUSTRIALS		3,122,613

Information Technology - 0.6%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (d)(f)	85,000	86,833
Electronic Equipment, Instruments & Components - 0.0%
Likewize Corp 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 7/30/2031 (c)(d)(f)(g)	198,750	194,775
IT Services - 0.1%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (c)(d)(f)(g)	10,000	8,220
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (c)(d)(f)	371,257	343,124
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	220,000	224,629
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (c)(d)(f)	215,000	214,385
		790,358
Software - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (c)(d)(f)	792,292	790,478
BMC Software Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 7/30/2031 (c)(d)(f)	75,000	74,819
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (c)(d)(f)	360,000	348,797
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (c)(d)(f)	95,000	76,316
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (c)(d)(f)	757,981	771,723
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 10/29/2029 (c)(d)(f)	150,000	149,839
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (c)(d)(f)(h)	285,385	285,385
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (c)(d)(f)	80,000	79,727
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (c)(d)(f)	85,000	83,801
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 3/1/2029 (c)(d)(f)	306,843	305,769
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (c)(d)(f)	39,794	39,670
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (c)(d)(f)	195,000	192,015
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (c)(d)(f)(g)	930,713	933,627
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(f)(g)	365,652	366,797
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 4/24/2028 (c)(d)(f)	660,000	662,198
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/16/2028 (c)(d)(f)(g)	431,771	375,425
		5,536,386
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (c)(d)(f)	970,000	950,600
TOTAL INFORMATION TECHNOLOGY		7,558,952

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (c)(d)(f)	59,385	52,746
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (c)(d)(f)(j)	18,632	18,772
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(f)	17,469	17,600
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (c)(d)(f)	224,700	215,411
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (c)(d)(f)	211,779	210,366
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (c)(d)(f)	28,235	27,353
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 6/15/2028 (c)(d)(f)(g)	325,433	311,690
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (c)(d)(f)	454,885	440,861
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (c)(d)(f)	440,000	435,050
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 10/12/2028 (c)(d)(f)(g)	477,568	474,784
		2,204,633
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (c)(d)(f)	201,000	200,749
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5601% 1/30/2032 (c)(d)(f)	125,000	124,766
		325,515
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 2/3/2029 (c)(d)(f)(g)	910,223	880,131
Paper & Forest Products - 0.0%
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.9061% 11/4/2031 (c)(d)(f)	100,000	100,406
TOTAL MATERIALS		3,510,685

Utilities - 0.1%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (d)(f)(g)	186,835	184,032
Independent Power and Renewable Electricity Producers - 0.1%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (c)(d)(f)(g)	25,000	24,956
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (c)(d)(f)	194,468	193,495
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (c)(d)(f)	463,632	457,837
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (c)(d)(f)(g)	15,000	14,963
		691,251
TOTAL UTILITIES		875,283

TOTAL UNITED STATES		37,435,218
TOTAL BANK LOAN OBLIGATIONS (Cost $40,672,477)		39,808,030

Common Stocks - 1.1%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp (United States)	10,000	266,299
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (h)(k)	302,425	1,388,131
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (h)	17,987	621,811
UNITED STATES - 1.0%
Communication Services - 0.1%
Media - 0.1%
Main Street Sports Group (h)	78,409	1,332,953
Main Street Sports Group warrants 6/30/2026 (h)(k)	144,700	0
		1,332,953
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Expand Energy Corp	3,374	333,621
Mesquite Energy Inc (h)(k)	46,770	4,064,344
New Fortress Energy Inc (l)	10,652	106,520
		4,504,485
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (k)	23,700	379,200
Health Care Providers & Services - 0.0%
Cano Health LLC (h)	18,393	229,913
Cano Health LLC warrants (h)(k)	938	3,883
		233,796
TOTAL HEALTH CARE		612,996

Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (h)(k)	24,499	1,184,037
Materials - 0.3%
Chemicals - 0.3%
TPC Group Inc (h)(m)	127,050	3,406,211
Venator Materials PLC (h)(k)	1,499	674,550
		4,080,761
Metals & Mining - 0.0%
Constellium SE (k)	11,872	135,103
TOTAL MATERIALS		4,215,864

Utilities - 0.2%
Electric Utilities - 0.1%
Heritage Power LLC (h)(k)	25,111	1,359,133
Heritage Power LLC (b)(h)(k)	1,104	59,754
Heritage Power LLC (h)(k)	28,900	14,450
		1,433,337
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B	5,047	933,695
TOTAL UTILITIES		2,367,032

TOTAL UNITED STATES		14,217,367
TOTAL COMMON STOCKS (Cost $11,964,005)		16,493,608

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.0%
Snap Inc 0.125% 3/1/2028	520,000	438,620
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	855,370	1,064,401
TOTAL COMMUNICATION SERVICES		1,503,021

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	705,000	678,563
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (b)	217,000	202,027
ON Semiconductor Corp 0% 5/1/2027 (n)	242,000	270,459
Wolfspeed Inc 1.875% 12/1/2029	661,000	249,858
		722,344
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (b)(n)	361,000	338,438
TOTAL INFORMATION TECHNOLOGY		1,060,782

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	285,000	267,188
Redfin Corp 0.5% 4/1/2027	531,000	422,145
		689,333
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	133,000	138,232
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (b)(o)	56,000	53,144
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	174,000	164,324
		217,468
TOTAL UTILITIES		355,700

TOTAL UNITED STATES		4,287,399
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,397,735)		4,287,399

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	9,900	533,709
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	10,802	647,148
TOTAL UNITED STATES		1,180,857
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,052,356)		1,180,857

Fixed-Income Funds - 49.5%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	18,903,482	173,533,963
BlackRock High Yield Portfolio Class K	20,566,939	147,259,283
Eaton Vance Income Fund of Boston Class A	17,570,735	91,719,236
Fidelity Capital & Income Fund (p)	17,426,998	177,581,108
NYLI MacKay High Yield Corporate Bond Fund Class A	12,098,585	63,396,584
Vanguard High-Yield Corporate Fund Admiral Shares	11,239,296	61,478,948
TOTAL FIXED-INCOME FUNDS (Cost $661,944,842)		714,969,122

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (d) (Cost $1,132,351)	1,948,263	1,224,970
TOTAL MUNICIPAL SECURITIES (Cost $1,132,351)		1,224,970

Non-Convertible Corporate Bonds - 41.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (b)		225,000	227,681
Materials - 0.1%
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		100,000	91,750
Mineral Resources Ltd 8% 11/1/2027 (b)		100,000	101,066
Mineral Resources Ltd 8.5% 5/1/2030 (b)		440,000	444,705
Mineral Resources Ltd 9.25% 10/1/2028 (b)		405,000	419,057
			1,056,578
TOTAL AUSTRALIA			1,284,259
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/2028 (b)		495,000	524,652
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		265,000	256,889
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		200,000	195,232
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (b)		215,000	216,930
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		188,324	200,565
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		847,000	827,943
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		331,598	326,839
			1,154,782
TOTAL BRAZIL			1,572,277
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7% 10/20/2025 (b)		335,000	335,000
Golar LNG Ltd 7.75% 9/19/2029 (b)(q)		600,000	601,980

TOTAL CAMEROON			936,980
CANADA - 2.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (d)		683,000	686,027
Rogers Communications Inc 7.125% 4/15/2055 (d)		973,000	978,719
			1,664,746
Consumer Discretionary - 0.3%
Distributors - 0.0%
Ritchie Bros Holdings Inc 6.75% 3/15/2028 (b)		255,000	261,522
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (b)		520,000	547,221
			808,743
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		1,614,000	1,471,763
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		355,000	355,165
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		99,000	100,668
Great Canadian Gaming Corp 8.75% 11/15/2029 (b)		375,000	394,974
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		310,000	320,544
			2,643,114
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		529,000	480,576
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (b)		175,000	161,587
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (b)		563,000	561,780
Empire Communities Corp 9.75% 5/1/2029 (b)		275,000	286,823
			1,490,766
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)		585,000	500,163
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		335,000	314,449
			814,612
Energy - 0.3%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (b)		25,000	24,957
Precision Drilling Corp 7.125% 1/15/2026 (b)		174,000	174,040
			198,997
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (b)		205,000	200,408
Conuma Resources Ltd 13.125% 5/1/2028 (b)		302,000	305,163
MEG Energy Corp 5.875% 2/1/2029 (b)		61,000	60,239
Parkland Corp 4.5% 10/1/2029 (b)		280,000	265,192
Parkland Corp 4.625% 5/1/2030 (b)		1,415,000	1,328,242
Parkland Corp 6.625% 8/15/2032 (b)		155,000	156,351
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)		670,000	690,393
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)		75,000	77,083
Vermilion Energy Inc 6.875% 5/1/2030 (b)		785,000	777,964
Vermilion Energy Inc 7.25% 2/15/2033 (b)		45,000	43,766
			3,904,801
TOTAL ENERGY			4,103,798

Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 5/15/2030 (b)		135,000	137,179
goeasy Ltd 7.625% 7/1/2029 (b)		100,000	103,756
goeasy Ltd 9.25% 12/1/2028 (b)		35,000	37,304
			278,239
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		375,000	405,821
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (b)		695,000	740,005
			1,145,826
TOTAL FINANCIALS			1,424,065

Health Care - 0.1%
Pharmaceuticals - 0.1%
1375209 Bc Ltd 9% 1/30/2028 (b)		865,000	868,223
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc 6% 2/15/2028 (b)		1,000,000	996,860
Bombardier Inc 7% 6/1/2032 (b)		130,000	131,797
Bombardier Inc 7.25% 7/1/2031 (b)		435,000	445,131
Bombardier Inc 7.5% 2/1/2029 (b)		575,000	594,785
Bombardier Inc 7.875% 4/15/2027 (b)		199,000	199,898
Bombardier Inc 8.75% 11/15/2030 (b)		475,000	508,607
			2,877,078
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)		100,000	102,634
Garda World Security Corp 8.375% 11/15/2032 (b)		105,000	107,927
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		395,000	404,451
			615,012
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		145,000	141,935
TOTAL INDUSTRIALS			3,634,025

Information Technology - 0.1%
Software - 0.1%
Dye & Durham Ltd 8.625% 4/15/2029 (b)		1,346,000	1,408,417
Open Text Corp 3.875% 2/15/2028 (b)		125,000	118,379
Open Text Holdings Inc 4.125% 12/1/2031 (b)		300,000	268,794
Open Text Holdings Inc 4.125% 2/15/2030 (b)		345,000	318,658
			2,114,248
Materials - 0.5%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		766,000	754,082
Methanex Corp 5.25% 12/15/2029		405,000	395,351
Methanex Corp 5.65% 12/1/2044		992,000	862,325
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		670,000	635,992
NOVA Chemicals Corp 5% 5/1/2025 (b)		200,000	199,374
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		107,000	106,427
NOVA Chemicals Corp 7% 12/1/2031 (b)		140,000	144,905
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		35,000	37,124
NOVA Chemicals Corp 9% 2/15/2030 (b)		35,000	37,801
			3,173,381
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		475,000	465,267
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		437,000	435,291
			900,558
Metals & Mining - 0.2%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		605,000	598,327
Hudbay Minerals Inc 6.125% 4/1/2029 (b)		1,234,000	1,232,409
New Gold Inc 7.5% 7/15/2027 (b)		530,000	534,636
Taseko Mines Ltd 8.25% 5/1/2030 (b)		90,000	93,392
			2,458,764
TOTAL MATERIALS			6,532,703

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (b)		1,100,000	1,026,515
Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (b)		395,000	366,407
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		205,000	213,622
TOTAL UTILITIES			580,029

TOTAL CANADA			27,705,587
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		391,000	373,163
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (b)		255,000	255,510
TOTAL CHILE			628,673
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		660,000	336,600
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		391,000	361,890
			698,490
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		400,000	349,600
TOTAL COLOMBIA			1,048,090
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)		220,000	221,382
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (b)		1,005,000	1,031,988
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		370,000	350,501
TOTAL FINLAND			1,382,489
FRANCE - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 1/15/2029 (b)		642,000	497,898
Altice France SA 5.125% 7/15/2029 (b)		1,176,000	912,345
Altice France SA 5.5% 1/15/2028 (b)		110,000	88,538
Altice France SA 5.5% 10/15/2029 (b)		215,000	167,943
Iliad Holding SASU 7% 10/15/2028 (b)		425,000	432,466
Iliad Holding SASU 7% 4/15/2032 (b)		410,000	414,024
Iliad Holding SASU 8.5% 4/15/2031 (b)		695,000	740,347
			3,253,561
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		719,000	751,708
Viridien 8.75% 4/1/2027 (b)		425,000	433,775
			1,185,483
Industrials - 0.0%
Machinery - 0.0%
Loxam SAS 6.375% 5/31/2029 (b)	EUR	190,000	207,720
TOTAL FRANCE			4,646,764
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 4.75% 4/29/2025 (b)		290,000	289,624
ZF North America Capital Inc 6.75% 4/23/2030 (b)		235,000	231,195
ZF North America Capital Inc 6.875% 4/14/2028 (b)		85,000	85,857
ZF North America Capital Inc 6.875% 4/23/2032 (b)		140,000	135,262
ZF North America Capital Inc 7.125% 4/14/2030 (b)		85,000	85,098
			827,036
Industrials - 0.2%
Machinery - 0.2%
TK Elevator Holdco GmbH 6.625% 7/15/2028 (q)	EUR	1,125,000	1,183,416
TK Elevator Holdco GmbH 7.625% 7/15/2028 (b)		190,000	191,307
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		1,261,000	1,248,430
			2,623,153
TOTAL GERMANY			3,450,189
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		115,000	109,861
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		56,000	54,320
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		220,000	210,100
Tullow Oil PLC 10.25% 5/15/2026 (b)		500,000	446,450

TOTAL GHANA			820,731
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		230,000	236,282
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		155,000	138,268
Millicom International Cellular SA 5.125% 1/15/2028 (b)		130,500	126,520
Millicom International Cellular SA 7.375% 4/2/2032 (b)		100,000	101,725

TOTAL GUATEMALA			366,513
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		170,000	156,584
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		410,000	406,413
GGAM Finance Ltd 6.875% 4/15/2029 (b)		235,000	239,961
GGAM Finance Ltd 7.75% 5/15/2026 (b)		145,000	147,063
GGAM Finance Ltd 8% 2/15/2027 (b)		598,000	618,547
GGAM Finance Ltd 8% 6/15/2028 (b)		600,000	633,912
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		320,000	327,344
			2,373,240
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		155,000	155,283
TOTAL IRELAND			2,528,523
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(q)		20,000	19,804
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(q)		180,000	171,909
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(q)		120,000	110,718
Energean PLC 6.5% 4/30/2027 (b)		225,000	224,242
			526,673
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Co LLC 6.15% 2/1/2036		359,000	363,631
Teva Pharmaceutical Finance Netherlands III BV 4.1% 10/1/2046		425,000	314,443
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		640,000	660,643
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	471,944
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		555,000	622,165
			2,432,826
TOTAL ISRAEL			2,959,499
ITALY - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Inter Media and Communication SpA 6.75% 2/9/2027 (q)	EUR	446,881	470,363
Lottomatica Group Spa 7.125% 6/1/2028 (b)	EUR	130,000	140,614
			610,977
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		200,000	181,281
Intesa Sanpaolo SpA 4.95% 6/1/2042 (b)(d)		200,000	165,603
UniCredit SpA 5.459% 6/30/2035 (b)(d)		254,000	249,313
UniCredit SpA 5.861% 6/19/2032 (b)(d)		75,000	75,393
			671,590
TOTAL ITALY			1,282,567
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(h)(o)		24,622	203
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(h)(o)		34,870	4,401
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (d)		131,767	131,438
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (d)		23,940	22,384

TOTAL JAMAICA			158,426
LUXEMBOURG - 0.3%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5% 1/15/2028 (b)		600,000	485,960
Altice Financing SA 5.75% 8/15/2029 (b)		1,271,000	997,010
Altice Financing SA 9.625% 7/15/2027 (b)		600,000	547,886
Altice France Holding SA 6% 2/15/2028 (b)		714,000	219,895
			2,250,751
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (b)		495,000	461,127
Intelsat Jackson Holdings SA 9.75% (b)(h)(i)		50,000	0
			461,127
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Albion Financing 2 Sarl 8.75% 4/15/2027 (b)		370,000	377,631
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	207,574
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 6.125% 10/15/2026 (b)		405,000	405,767
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		225,000	212,705
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		80,000	82,529
			295,234
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		150,000	137,081
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (b)(d)		531,885	34,572
TOTAL MATERIALS			171,653

TOTAL LUXEMBOURG			4,169,737
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (b)		500,000	485,615
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		110,000	110,101
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.5% 3/13/2027		335,000	328,166
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		465,000	409,895
Ziggo BV 4.875% 1/15/2030 (b)		115,000	105,870
			515,765
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)		200,000	200,066
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (b)		19,000	18,861
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)		142,000	141,790
			160,651
TOTAL NETHERLANDS			876,482
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)		68,000	66,654
IHS Holding Ltd 6.25% 11/29/2028 (b)		40,000	38,724
IHS Holding Ltd 7.875% 5/29/2030 (b)		175,000	174,398
IHS Holding Ltd 8.25% 11/29/2031 (b)		275,000	273,835

TOTAL NIGERIA			553,611
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		1,015,000	1,037,526
TGS ASA 8.5% 1/15/2030 (b)		200,000	208,210

TOTAL NORWAY			1,245,736
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		1,380,000	1,352,400
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		1,080,000	1,091,227
TOTAL PANAMA			2,443,627
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		385,000	375,421
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		145,000	109,306
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		670,000	572,271

TOTAL PUERTO RICO			681,577
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		545,000	478,919
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 10.375% 11/30/2027 (b)	EUR	90,000	98,648
Cirsa Finance International Sarl 6.5% 3/15/2029 (b)	EUR	100,000	109,175
			207,823
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		170,000	160,697
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		15,000	14,148
TOTAL SPAIN			382,668
SWITZERLAND - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		720,000	649,661
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		660,000	652,896
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		429,000	428,949
			1,731,506
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		315,000	320,557
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		75,000	65,179
			385,736
TOTAL SWITZERLAND			2,117,242
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		820,000	831,783
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		570,000	562,436
UNITED KINGDOM - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		900,000	825,001
Virgin Media Finance PLC 5% 7/15/2030 (b)		360,000	312,436
			1,137,437
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (b)		550,000	489,165
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (b)		200,000	191,115
			680,280
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (b)		127,000	110,152
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		1,255,000	1,100,138
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (b)		200,000	202,964
			1,413,254
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		335,000	346,986
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		260,000	271,595
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		130,000	136,737
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (b)		95,000	99,352
			854,670
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		316,000	316,000
Hotels, Restaurants & Leisure - 0.2%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (b)		1,150,000	1,132,087
Motion Finco Sarl 7.375% 6/15/2030 (b)	EUR	245,000	264,550
Motion Finco Sarl 8.375% 2/15/2032 (b)		770,000	789,548
			2,186,185
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (q)	GBP	120,000	147,715
Miller Homes Group Finco PLC 7% 5/15/2029 (b)	GBP	295,000	363,132
			510,847
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (b)		805,000	803,889
TOTAL CONSUMER DISCRETIONARY			4,671,591

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (b)	GBP	100,000	134,771
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 8.056% 12/15/2027 (b)(c)(d)	EUR	100,000	104,513
			239,284
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)		1,065,000	1,194,313
Harbour Energy PLC 5.5% 10/15/2026 (b)		60,000	59,956
			1,254,269
Financials - 0.1%
Consumer Finance - 0.0%
Jerrold Finco PLC 5.25% 1/15/2027 (q)	GBP	270,000	336,406
Financial Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (b)		380,000	403,750
TOTAL FINANCIALS			740,156

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		180,000	167,412
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (b)		340,000	315,876
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		200,000	211,523
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		1,090,000	1,080,833
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		250,000	250,938
			1,331,771
TOTAL UNITED KINGDOM			12,162,853
UNITED STATES - 36.2%
Communication Services - 4.2%
Diversified Telecommunication Services - 0.9%
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		400,000	379,055
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)		290,000	267,660
Consolidated Communications Inc 5% 10/1/2028 (b)		85,000	81,125
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		915,000	905,444
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		609,000	608,759
Frontier Communications Holdings LLC 5.875% 11/1/2029		505,000	505,203
Frontier Communications Holdings LLC 6% 1/15/2030 (b)		1,475,000	1,480,459
Frontier Communications Holdings LLC 6.75% 5/1/2029 (b)		200,000	202,577
Frontier Communications Holdings LLC 8.75% 5/15/2030 (b)		805,000	851,034
Level 3 Financing Inc 10% 10/15/2032 (b)		701,420	702,467
Level 3 Financing Inc 10.5% 4/15/2029 (b)		600,000	672,000
Level 3 Financing Inc 10.5% 5/15/2030 (b)		284,000	309,205
Level 3 Financing Inc 10.75% 12/15/2030 (b)		774,598	867,586
Level 3 Financing Inc 11% 11/15/2029 (b)		1,970,602	2,236,103
Level 3 Financing Inc 3.625% 1/15/2029 (b)		342,000	266,684
Level 3 Financing Inc 3.75% 7/15/2029 (b)		65,000	50,050
Level 3 Financing Inc 3.875% 10/15/2030 (b)		1,413,000	1,105,997
Level 3 Financing Inc 4% 4/15/2031 (b)		1,005,000	781,388
Level 3 Financing Inc 4.25% 7/1/2028 (b)		32,000	28,480
Level 3 Financing Inc 4.5% 4/1/2030 (b)		790,000	651,750
Level 3 Financing Inc 4.875% 6/15/2029 (b)		350,000	302,750
Lumen Technologies Inc 10% 10/15/2032 (b)		75,000	74,884
Lumen Technologies Inc 4.5% 1/15/2029 (b)		40,000	33,106
Zayo Group Holdings Inc 4% 3/1/2027 (b)		300,000	283,008
			13,646,774
Entertainment - 0.2%
Cinemark USA Inc 5.25% 7/15/2028 (b)		500,000	489,526
Cinemark USA Inc 7% 8/1/2032 (b)		1,285,000	1,314,169
Playtika Holding Corp 4.25% 3/15/2029 (b)		430,000	390,202
ROBLOX Corp 3.875% 5/1/2030 (b)		400,000	368,026
			2,561,923
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (b)		825,000	835,294
Media - 3.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		419,000	396,820
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		245,000	205,376
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)		1,125,000	1,009,295
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		580,000	511,053
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)		3,385,000	2,926,272
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		148,000	135,429
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		850,000	763,713
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (b)		550,000	536,464
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (b)		1,157,000	1,161,496
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (b)		1,530,000	1,574,541
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		1,765,000	1,715,215
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (b)		790,000	772,355
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		800,000	709,204
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (b)		995,000	924,009
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		920,000	939,426
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)		1,290,000	1,358,571
CSC Holdings LLC 11.25% 5/15/2028 (b)		320,000	311,482
CSC Holdings LLC 11.75% 1/31/2029 (b)		1,080,000	1,054,520
CSC Holdings LLC 3.375% 2/15/2031 (b)		952,000	676,826
CSC Holdings LLC 4.125% 12/1/2030 (b)		1,152,000	846,723
CSC Holdings LLC 4.5% 11/15/2031 (b)		115,000	84,280
CSC Holdings LLC 4.625% 12/1/2030 (b)		1,445,000	767,041
CSC Holdings LLC 5.375% 2/1/2028 (b)		211,000	181,107
CSC Holdings LLC 5.5% 4/15/2027 (b)		400,000	371,212
CSC Holdings LLC 5.75% 1/15/2030 (b)		1,545,000	888,375
CSC Holdings LLC 6.5% 2/1/2029 (b)		510,000	424,575
CSC Holdings LLC 7.5% 4/1/2028 (b)		765,000	568,569
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (b)		435,000	426,950
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (b)		117,804	115,951
DISH DBS Corp 5.125% 6/1/2029		1,565,000	1,055,812
DISH DBS Corp 5.25% 12/1/2026 (b)		920,000	864,851
DISH DBS Corp 5.75% 12/1/2028 (b)		832,000	738,023
DISH DBS Corp 7.375% 7/1/2028		745,000	552,264
DISH DBS Corp 7.75% 7/1/2026		2,034,000	1,814,459
DISH Network Corp 11.75% 11/15/2027 (b)		575,000	606,724
EchoStar Corp 10.75% 11/30/2029		3,528,211	3,783,497
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		1,100,737	1,030,781
Gray Media Inc 5.375% 11/15/2031 (b)		373,000	216,613
Lamar Media Corp 4.875% 1/15/2029		707,000	687,616
Midcontinent Communications 8% 8/15/2032 (b)		625,000	639,751
News Corp 3.875% 5/15/2029 (b)		100,000	94,562
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		210,000	220,608
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (b)		300,000	260,608
Radiate Holdco LLC / Radiate Finance Inc 6.5% 9/15/2028 (b)		770,000	537,607
Sinclair Television Group Inc 4.375% 12/31/2032 (b)		25,000	15,747
Sinclair Television Group Inc 8.125% 2/15/2033 (b)		285,000	282,304
Sirius XM Radio LLC 4% 7/15/2028 (b)		1,485,000	1,394,897
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		380,000	341,295
Sirius XM Radio LLC 5.5% 7/1/2029 (b)		65,000	63,654
Stagwell Global LLC 5.625% 8/15/2029 (b)		1,480,000	1,433,790
Univision Communications Inc 6.625% 6/1/2027 (b)		1,555,000	1,558,201
Univision Communications Inc 7.375% 6/30/2030 (b)		625,000	610,530
Univision Communications Inc 8% 8/15/2028 (b)		788,000	800,450
Univision Communications Inc 8.5% 7/31/2031 (b)		1,273,000	1,269,074
			43,230,568
TOTAL COMMUNICATION SERVICES			60,274,559

Consumer Discretionary - 5.9%
Automobile Components - 0.6%
Adient Global Holdings Ltd 4.875% 8/15/2026 (b)		300,000	300,000
Adient Global Holdings Ltd 7% 4/15/2028 (b)		200,000	204,049
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		215,000	215,006
Adient Global Holdings Ltd 8.25% 4/15/2031 (b)		1,220,000	1,255,218
American Axle & Manufacturing Inc 6.5% 4/1/2027		75,000	74,729
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		335,000	342,748
Clarios Global LP / Clarios US Finance Co 8.5% 5/15/2027 (b)		875,000	878,347
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (b)	EUR	601,000	684,058
Dana Inc 4.25% 9/1/2030		150,000	141,748
Dana Inc 5.625% 6/15/2028		150,000	149,440
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (b)		315,000	321,074
Hertz Corp/The 4.625% 12/1/2026 (b)		95,000	82,421
JB Poindexter & Co Inc 8.75% 12/15/2031 (b)		235,000	245,777
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		346,000	325,851
Patrick Industries Inc 4.75% 5/1/2029 (b)		125,000	119,221
Patrick Industries Inc 6.375% 11/1/2032 (b)		290,000	288,231
Phinia Inc 6.625% 10/15/2032 (b)		105,000	105,598
Phinia Inc 6.75% 4/15/2029 (b)		115,000	117,810
Tenneco Inc 8% 11/17/2028 (b)		1,606,000	1,595,442
			7,446,768
Automobiles - 0.2%
Ford Motor Co 4.75% 1/15/2043		213,000	166,062
PM General Purchaser LLC 9.5% 10/1/2028 (b)		570,000	555,118
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		2,390,000	2,402,060
			3,123,240
Broadline Retail - 0.3%
CMG Media Corp 8.875% 6/18/2029 (b)		1,540,000	1,286,208
Kohl's Corp 4.25% 7/17/2025		166,000	164,546
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (b)		385,000	409,142
Match Group Holdings II LLC 3.625% 10/1/2031 (b)		375,000	324,151
Match Group Holdings II LLC 4.125% 8/1/2030 (b)		1,419,000	1,283,561
Match Group Holdings II LLC 5.625% 2/15/2029 (b)		610,000	599,568
Nordstrom Inc 4.25% 8/1/2031		70,000	62,294
Nordstrom Inc 4.375% 4/1/2030		45,000	41,293
Wayfair LLC 7.25% 10/31/2029 (b)		694,000	704,837
			4,875,600
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (b)		400,000	417,640
Veritiv Operating Co 10.5% 11/30/2030 (b)		55,000	59,812
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		1,445,000	1,528,187
			2,005,639
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		162,000	160,752
Service Corp International/US 3.375% 8/15/2030		125,000	112,535
Service Corp International/US 4% 5/15/2031		260,000	236,417
Service Corp International/US 5.125% 6/1/2029		105,000	103,206
Service Corp International/US 5.75% 10/15/2032		150,000	148,812
Sotheby's 7.375% 10/15/2027 (b)		390,000	386,531
StoneMor Inc 8.5% 5/15/2029 (b)		270,000	247,085
TKC Holdings Inc 10.5% 5/15/2029 (b)		470,000	480,245
TKC Holdings Inc 6.875% 5/15/2028 (b)		160,000	160,424
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		760,000	757,971
			2,793,978
Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp 4.75% 6/15/2031 (b)		500,000	471,096
Brinker International Inc 8.25% 7/15/2030 (b)		400,000	427,398
Caesars Entertainment Inc 4.625% 10/15/2029 (b)		875,000	826,829
Caesars Entertainment Inc 6% 10/15/2032 (b)		270,000	263,283
Caesars Entertainment Inc 6.5% 2/15/2032 (b)		605,000	613,654
Caesars Entertainment Inc 7% 2/15/2030 (b)		1,425,000	1,467,888
Caesars Entertainment Inc 8.125% 7/1/2027 (b)		586,000	591,628
Carnival Corp 4% 8/1/2028 (b)		900,000	864,855
Carnival Corp 5.75% 3/1/2027 (b)		1,000,000	1,002,556
Carnival Corp 5.75% 3/15/2030 (b)		435,000	436,372
Carnival Corp 6% 5/1/2029 (b)		383,000	384,021
Carnival Corp 6.125% 2/15/2033 (b)		1,175,000	1,182,680
Carnival Corp 6.65% 1/15/2028		95,000	97,469
Carnival Corp 7% 8/15/2029 (b)		150,000	157,692
CCM Merger Inc 6.375% 5/1/2026 (b)		100,000	99,973
Churchill Downs Inc 5.75% 4/1/2030 (b)		920,000	909,198
Churchill Downs Inc 6.75% 5/1/2031 (b)		630,000	642,344
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		104,000	101,943
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		50,000	47,277
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		2,015,000	1,873,687
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		1,375,000	1,218,171
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		90,000	82,566
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		485,000	486,117
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		285,000	287,328
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		800,000	812,200
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		330,000	333,739
International Game Technology PLC 5.25% 1/15/2029 (b)		460,000	452,947
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		250,000	245,000
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		350,000	342,718
Life Time Inc 6% 11/15/2031 (b)		900,000	903,326
Light & Wonder International Inc 7.25% 11/15/2029 (b)		1,740,000	1,791,685
Light & Wonder International Inc 7.5% 9/1/2031 (b)		290,000	302,717
Lindblad Expeditions Holdings Inc 9% 5/15/2028 (b)		550,000	574,305
Lindblad Expeditions LLC 6.75% 2/15/2027 (b)		40,000	40,140
MGM Resorts International 4.75% 10/15/2028		551,000	535,212
MGM Resorts International 5.5% 4/15/2027		337,000	336,649
MGM Resorts International 6.125% 9/15/2029		185,000	186,075
MGM Resorts International 6.5% 4/15/2032		775,000	780,834
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (b)		950,000	907,459
Mohegan Tribal Gaming Authority 8% 2/1/2026 (b)		440,000	435,768
NCL Corp Ltd 5.875% 2/15/2027 (b)		425,000	426,063
NCL Corp Ltd 5.875% 3/15/2026 (b)		137,000	137,042
NCL Corp Ltd 6.25% 3/1/2030 (b)		225,000	226,044
NCL Corp Ltd 6.75% 2/1/2032 (b)		1,155,000	1,179,695
NCL Corp Ltd 7.75% 2/15/2029 (b)		1,105,000	1,175,576
NCL Corp Ltd 8.125% 1/15/2029 (b)		423,000	448,713
NCL Finance Ltd 6.125% 3/15/2028 (b)		425,000	428,859
Penn Entertainment Inc 5.625% 1/15/2027 (b)		700,000	693,538
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		125,000	81,263
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (b)		285,000	284,651
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (b)		160,000	157,945
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		260,000	260,458
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)		675,000	678,185
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		885,000	880,359
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		1,715,000	1,734,322
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		435,000	443,783
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		1,045,000	1,012,818
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		792,000	768,190
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (b)		480,000	491,753
Six Flags Entertainment Corp 7.25% 5/15/2031 (b)		1,495,000	1,541,388
Station Casinos LLC 6.625% 3/15/2032 (b)		170,000	171,541
Viking Cruises Ltd 5.875% 9/15/2027 (b)		705,000	704,177
Viking Cruises Ltd 7% 2/15/2029 (b)		225,000	227,407
Viking Cruises Ltd 9.125% 7/15/2031 (b)		330,000	358,138
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)		475,000	469,829
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (b)		400,000	389,434
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)		175,000	174,609
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)		305,000	321,009
Yum! Brands Inc 4.625% 1/31/2032		665,000	625,399
Yum! Brands Inc 5.375% 4/1/2032		80,000	78,742
Yum! Brands Inc 6.875% 11/15/2037		735,000	791,799
			40,879,528
Household Durables - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		697,000	646,591
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (b)		125,000	116,959
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (b)		25,000	25,053
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	224,573
Beazer Homes USA Inc 7.25% 10/15/2029		1,050,000	1,065,637
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		308,000	308,393
KB Home 4.8% 11/15/2029		575,000	558,421
Landsea Homes Corp 8.875% 4/1/2029 (b)		495,000	492,476
LGI Homes Inc 4% 7/15/2029 (b)		95,000	86,069
LGI Homes Inc 7% 11/15/2032 (b)		415,000	411,676
M/I Homes Inc 4.95% 2/1/2028		385,000	377,175
New Home Co Inc/The 9.25% 10/1/2029 (b)		30,000	31,213
Newell Brands Inc 6.375% 5/15/2030		287,000	286,148
Newell Brands Inc 6.375% 9/15/2027		75,000	75,833
Newell Brands Inc 6.625% 5/15/2032		347,000	345,144
Newell Brands Inc 6.625% 9/15/2029		100,000	101,886
Newell Brands Inc 6.875% 4/1/2036 (r)		45,000	44,884
Newell Brands Inc 7% 4/1/2046 (r)		365,000	329,966
STL Holding Co LLC 8.75% 2/15/2029 (b)		250,000	263,692
SWF Holdings I Corp 6.5% 10/1/2029 (b)		25,000	14,125
TopBuild Corp 4.125% 2/15/2032 (b)		235,000	212,203
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	452,168
			6,470,285
Specialty Retail - 1.1%
Arko Corp 5.125% 11/15/2029 (b)		430,000	388,336
Bath & Body Works Inc 6.625% 10/1/2030 (b)		1,820,000	1,858,340
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		1,483,846	1,575,184
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		2,642,001	3,003,131
Carvana Co 4.875% 9/1/2029 (b)		242,000	209,330
Carvana Co 5.5% 4/15/2027 (b)		220,000	209,550
Carvana Co 5.625% 10/1/2025 (b)		595,000	590,538
Carvana Co 5.875% 10/1/2028 (b)		160,000	146,399
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		383,073	396,796
Champions Financing Inc 8.75% 2/15/2029 (b)		580,000	536,244
Gap Inc/The 3.875% 10/1/2031 (b)		625,000	550,466
LBM Acquisition LLC 6.25% 1/15/2029 (b)		605,000	556,834
LCM Investments Holdings II LLC 4.875% 5/1/2029 (b)		425,000	404,985
Lithia Motors Inc 3.875% 6/1/2029 (b)		25,000	23,159
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (b)		1,200,000	1,169,853
Park River Holdings Inc 5.625% 2/1/2029 (b)		350,000	299,075
Park River Holdings Inc 6.75% 8/1/2029 (b)		150,000	129,775
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		770,000	781,408
Staples Inc 10.75% 9/1/2029 (b)		710,000	678,060
Staples Inc 12.75% 1/15/2030 (b)		253,925	183,780
Valvoline Inc 3.625% 6/15/2031 (b)		225,000	197,038
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		1,205,000	1,246,585
			15,134,866
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		95,000	84,702
Kontoor Brands Inc 4.125% 11/15/2029 (b)		490,000	453,878
Wolverine World Wide Inc 4% 8/15/2029 (b)		1,050,000	906,503
			1,445,083
TOTAL CONSUMER DISCRETIONARY			84,174,987

Consumer Staples - 0.9%
Beverages - 0.1%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		915,000	911,506
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		845,000	781,101
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		314,000	303,111
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (b)		200,000	199,968
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)(e)		380,000	384,739
C&S Group Enterprises LLC 5% 12/15/2028 (b)		400,000	335,612
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		542,000	563,656
Performance Food Group Inc 5.5% 10/15/2027 (b)		124,000	123,445
Performance Food Group Inc 6.125% 9/15/2032 (b)		683,000	686,449
US Foods Inc 5.75% 4/15/2033 (b)		150,000	147,504
US Foods Inc 6.875% 9/15/2028 (b)		100,000	103,645
US Foods Inc 7.25% 1/15/2032 (b)		190,000	198,558
Walgreen Co 4.4% 9/15/2042		55,000	38,729
Walgreens Boots Alliance Inc 4.1% 4/15/2050		45,000	31,886
Walgreens Boots Alliance Inc 4.65% 6/1/2046		40,000	27,845
			3,926,248
Food Products - 0.5%
B&G Foods Inc 5.25% 9/15/2027		1,015,000	952,727
B&G Foods Inc 8% 9/15/2028 (b)		600,000	613,104
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		661,000	725,048
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (b)		510,000	532,348
Darling Ingredients Inc 6% 6/15/2030 (b)		755,000	756,878
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		150,000	154,847
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		45,000	47,470
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		870,000	811,130
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		345,000	316,750
Post Holdings Inc 4.5% 9/15/2031 (b)		525,000	479,272
Post Holdings Inc 4.625% 4/15/2030 (b)		579,000	542,975
Post Holdings Inc 6.25% 10/15/2034 (b)		285,000	283,373
Post Holdings Inc 6.25% 2/15/2032 (b)		615,000	619,700
Post Holdings Inc 6.375% 3/1/2033 (b)		825,000	822,576
			7,658,198
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (b)		209,000	201,435
Resideo Funding Inc 6.5% 7/15/2032 (b)		72,000	72,619
			274,054
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		600,000	622,112
TOTAL CONSUMER STAPLES			13,392,118

Energy - 4.7%
Energy Equipment & Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		175,000	177,150
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		750,000	777,781
Nabors Industries Inc 7.375% 5/15/2027 (b)		205,000	205,371
Nabors Industries Inc 8.875% 8/15/2031 (b)		405,000	364,580
Nabors Industries Inc 9.125% 1/31/2030 (b)		505,000	513,479
Nabors Industries Ltd 7.5% 1/15/2028 (b)		460,000	436,751
Noble Finance II LLC 8% 4/15/2030 (b)		315,000	318,312
Star Holding LLC 8.75% 8/1/2031 (b)		135,000	130,338
Transocean Aquila Ltd 8% 9/30/2028 (b)		49,923	51,094
Transocean Inc 6.8% 3/15/2038		825,000	647,009
Transocean Inc 8% 2/1/2027 (b)		696,000	695,702
Transocean Inc 8.25% 5/15/2029 (b)		1,150,000	1,137,875
Transocean Inc 8.5% 5/15/2031 (b)		930,000	918,353
Transocean Inc 8.75% 2/15/2030 (b)		1,068,000	1,114,815
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		85,000	85,452
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)		170,000	174,715
Valaris Ltd 8.375% 4/30/2030 (b)		920,000	931,971
			8,680,748
Oil, Gas & Consumable Fuels - 4.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)		1,052,000	1,084,522
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		321,000	315,951
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		525,000	525,282
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (b)		100,000	99,925
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (b)		65,000	66,404
Antero Resources Corp 7.625% 2/1/2029 (b)		140,000	143,835
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)		160,000	161,559
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (b)		275,000	281,514
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (b)		325,000	409,906
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)		110,000	113,473
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (b)		155,000	162,021
California Resources Corp 7.125% 2/1/2026 (b)		27,000	26,968
California Resources Corp 8.25% 6/15/2029 (b)		719,000	739,609
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		70,000	67,157
Cheniere Energy Partners LP 5.75% 8/15/2034		195,000	199,604
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		876,000	876,060
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		100,000	103,153
Civitas Resources Inc 8.375% 7/1/2028 (b)		490,000	509,943
Civitas Resources Inc 8.625% 11/1/2030 (b)		495,000	520,945
Civitas Resources Inc 8.75% 7/1/2031 (b)		445,000	464,497
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		50,000	46,583
CNX Resources Corp 7.25% 3/1/2032 (b)		595,000	609,445
CNX Resources Corp 7.375% 1/15/2031 (b)		115,000	118,156
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,045,000	995,422
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,730,000	1,700,830
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		595,000	633,792
Crescent Energy Finance LLC 7.375% 1/15/2033 (b)		1,986,000	1,947,594
Crescent Energy Finance LLC 7.625% 4/1/2032 (b)		925,000	925,328
Crescent Energy Finance LLC 9.25% 2/15/2028 (b)		1,300,000	1,360,676
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		80,000	81,243
CVR CHC LP 5.75% 2/15/2028 (b)		386,000	366,248
CVR CHC LP 8.5% 1/15/2029 (b)		315,000	310,702
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		715,000	725,044
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		245,000	256,829
DT Midstream Inc 4.125% 6/15/2029 (b)		40,000	37,922
DT Midstream Inc 4.375% 6/15/2031 (b)		20,000	18,576
DT Midstream Inc 5.8% 12/15/2034 (b)		81,000	82,423
Energy Transfer LP 7.375% 2/1/2031 (b)		95,000	100,164
EQM Midstream Partners LP 6.5% 7/1/2027 (b)		100,000	102,567
EQM Midstream Partners LP 7.5% 6/1/2027 (b)		250,000	256,248
EQM Midstream Partners LP 7.5% 6/1/2030 (b)		250,000	271,879
Expand Energy Corp 4.75% 2/1/2032		435,000	412,721
Expand Energy Corp 5.375% 3/15/2030		365,000	362,823
Expand Energy Corp 5.875% 2/1/2029 (b)		40,000	40,002
Expand Energy Corp 6.75% 4/15/2029 (b)		40,000	40,539
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		715,000	722,175
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		213,000	214,318
Global Partners LP / GLP Finance Corp 7% 8/1/2027		562,000	563,993
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		475,000	494,820
Gulfport Energy Operating Corp 6.75% 9/1/2029 (b)		490,000	500,053
Harvest Midstream I LP 7.5% 5/15/2032 (b)		100,000	104,816
Harvest Midstream I LP 7.5% 9/1/2028 (b)		655,000	668,888
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		790,000	780,083
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		100,000	98,756
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		325,000	327,358
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		75,000	76,598
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (b)		200,000	195,299
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (b)		930,000	883,498
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		660,000	659,081
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (b)		525,000	501,977
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (b)		985,000	953,856
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (b)		2,045,000	2,010,603
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (b)		1,205,000	1,259,166
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		195,000	203,184
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		408,000	430,509
Kinetik Holdings LP 5.875% 6/15/2030 (b)		1,605,000	1,601,889
Kinetik Holdings LP 6.625% 12/15/2028 (b)		1,315,000	1,345,244
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (b)		55,000	53,917
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (b)		540,000	544,478
Matador Resources Co 6.25% 4/15/2033 (b)		95,000	93,343
Matador Resources Co 6.5% 4/15/2032 (b)		915,000	915,022
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		605,000	608,041
Murphy Oil USA Inc 3.75% 2/15/2031 (b)		290,000	259,377
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)		460,000	468,451
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (b)		960,000	975,298
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		290,000	294,290
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		90,000	93,717
Occidental Petroleum Corp 7.95% 6/15/2039		905,000	1,046,568
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		715,000	685,123
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		206,000	204,970
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		655,000	658,291
Permian Resources Operating LLC 7% 1/15/2032 (b)		650,000	667,797
Permian Resources Operating LLC 8% 4/15/2027 (b)		100,000	102,478
Permian Resources Operating LLC 9.875% 7/15/2031 (b)		372,000	409,742
Prairie Acquiror LP 9% 8/1/2029 (b)		405,000	419,727
Range Resources Corp 4.75% 2/15/2030 (b)		495,000	472,463
Range Resources Corp 8.25% 1/15/2029		260,000	267,707
Rockies Express Pipeline LLC 3.6% 5/15/2025 (b)		275,000	273,390
Rockies Express Pipeline LLC 4.8% 5/15/2030 (b)		205,000	193,271
Rockies Express Pipeline LLC 6.875% 4/15/2040 (b)		305,000	300,770
Rockies Express Pipeline LLC 7.5% 7/15/2038 (b)		200,000	201,602
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		100,000	104,760
SM Energy Co 6.75% 8/1/2029 (b)		160,000	160,273
SM Energy Co 7% 8/1/2032 (b)		145,000	145,064
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	189,145
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		585,000	559,733
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		165,000	164,980
Sunoco LP 7% 5/1/2029 (b)		585,000	606,218
Sunoco LP 7.25% 5/1/2032 (b)		1,174,000	1,225,089
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		168,000	164,895
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		2,035,000	1,974,920
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		425,000	424,844
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		2,955,000	2,853,009
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (b)		855,000	873,848
Talos Production Inc 9% 2/1/2029 (b)		70,000	72,388
Talos Production Inc 9.375% 2/1/2031 (b)		100,000	102,901
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)		205,000	207,966
Venture Global Calcasieu 4.125% 8/15/2031 (b)		350,000	318,955
Venture Global Calcasieu 6.25% 1/15/2030 (b)		535,000	547,424
Venture Global LNG Inc 7% 1/15/2030 (b)		190,000	192,618
Venture Global LNG Inc 8.125% 6/1/2028 (b)		120,000	125,002
Venture Global LNG Inc 8.375% 6/1/2031 (b)		2,203,000	2,295,619
Venture Global LNG Inc 9.5% 2/1/2029 (b)		1,510,000	1,667,496
Venture Global LNG Inc 9.875% 2/1/2032 (b)		680,000	743,703
Vital Energy Inc 9.75% 10/15/2030		50,000	52,465
			59,255,396
TOTAL ENERGY			67,936,144

Financials - 4.8%
Banks - 0.0%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		175,000	169,749
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		568,000	591,904
Western Alliance Bancorp 3% 6/15/2031 (d)		601,000	563,437
			1,325,090
Capital Markets - 0.4%
AssuredPartners Inc 5.625% 1/15/2029 (b)		265,000	267,947
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		300,000	293,343
Coinbase Global Inc 3.625% 10/1/2031 (b)		255,000	221,076
Focus Financial Partners LLC 6.75% 9/15/2031 (b)		424,000	427,520
Hightower Holding LLC 6.75% 4/15/2029 (b)		90,000	87,578
Hightower Holding LLC 9.125% 1/31/2030 (b)		365,000	383,646
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		35,000	33,117
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		1,620,000	1,626,409
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		1,202,000	1,247,073
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		70,000	66,865
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)		400,000	399,408
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		153,000	158,132
			5,212,114
Consumer Finance - 1.2%
Ally Financial Inc 6.646% 1/17/2040 (d)		326,000	323,907
Ally Financial Inc 6.7% 2/14/2033		718,000	741,919
Bread Financial Holdings Inc 9.75% 3/15/2029 (b)		360,000	387,167
Capstone Borrower Inc 8% 6/15/2030 (b)		730,000	764,763
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (b)		130,000	135,651
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (b)		630,000	555,667
Encore Capital Group Inc 8.5% 5/15/2030 (b)		515,000	541,952
Encore Capital Group Inc 9.25% 4/1/2029 (b)		195,000	207,566
Navient Corp 11.5% 3/15/2031		850,000	964,589
Navient Corp 4.875% 3/15/2028		215,000	208,310
Navient Corp 5% 3/15/2027		90,000	88,577
Navient Corp 5.5% 3/15/2029		1,295,000	1,246,431
Navient Corp 5.625% 8/1/2033		1,423,000	1,270,577
Navient Corp 9.375% 7/25/2030		1,230,000	1,341,802
OneMain Finance Corp 3.5% 1/15/2027		295,000	284,622
OneMain Finance Corp 3.875% 9/15/2028		1,770,000	1,659,392
OneMain Finance Corp 4% 9/15/2030		250,000	224,938
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,279
OneMain Finance Corp 6.625% 5/15/2029		135,000	137,605
OneMain Finance Corp 7.125% 11/15/2031		430,000	442,501
OneMain Finance Corp 7.125% 3/15/2026		655,000	667,986
OneMain Finance Corp 7.5% 5/15/2031		690,000	719,033
OneMain Finance Corp 9% 1/15/2029		1,775,000	1,874,423
PRA Group Inc 8.875% 1/31/2030 (b)		468,000	492,661
PROG Holdings Inc 6% 11/15/2029 (b)		840,000	801,519
RFNA LP 7.875% 2/15/2030 (b)		160,000	163,007
SLM Corp 6.5% 1/31/2030		295,000	303,113
			16,621,957
Financial Services - 1.7%
Azorra Finance Ltd 7.75% 4/15/2030 (b)		370,000	376,378
Block Inc 3.5% 6/1/2031		660,000	586,018
Block Inc 6.5% 5/15/2032 (b)		591,000	603,030
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		2,695,000	2,818,994
Clue Opco LLC 9.5% 10/15/2031 (b)		925,000	953,681
Freedom Mortgage Corp 12% 10/1/2028 (b)		50,000	54,306
Freedom Mortgage Corp 12.25% 10/1/2030 (b)		275,000	307,933
Freedom Mortgage Corp 6.625% 1/15/2027 (b)		435,000	434,356
Freedom Mortgage Corp 7.625% 5/1/2026 (b)		225,000	225,400
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (b)		50,000	50,000
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (b)		125,000	129,875
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (b)		135,000	140,921
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034 (b)		800,000	803,400
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		83,000	84,355
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,170,000	1,006,168
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		70,000	68,048
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		261,000	260,414
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	54,041
LD Holdings Group LLC 6.125% 4/1/2028 (b)		200,000	174,183
Midcap Financial Issuer Trust 5.625% 1/15/2030 (b)		775,000	727,992
Midcap Financial Issuer Trust 6.5% 5/1/2028 (b)		1,380,000	1,361,972
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (b)(d)		183,056	166,123
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (b)		350,506	258,411
Nationstar Mortgage Holdings Inc 5.125% 12/15/2030 (b)		665,000	627,936
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (b)		318,000	311,668
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (b)		220,000	214,240
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (b)		225,000	224,584
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)		125,000	125,838
NCR Atleos Corp 9.5% 4/1/2029 (b)		562,000	613,507
NFE Financing LLC 12% 11/15/2029 (b)		306,820	303,200
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (b)(d)		54,250	55,877
PennyMac Financial Services Inc 4.25% 2/15/2029 (b)		365,000	342,967
PennyMac Financial Services Inc 5.375% 10/15/2025 (b)		525,000	524,571
PennyMac Financial Services Inc 5.75% 9/15/2031 (b)		100,000	95,983
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		1,110,000	1,110,255
PennyMac Financial Services Inc 7.125% 11/15/2030 (b)		760,000	775,835
PennyMac Financial Services Inc 7.875% 12/15/2029 (b)		717,000	750,753
PHH Escrow Issuer LLC/PHH Corp 9.875% 11/1/2029 (b)		225,000	218,374
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (b)		125,000	119,911
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (b)		150,000	139,390
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (b)		125,000	112,093
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (b)		1,045,000	903,615
Saks Global Enterprises LLC 11% 12/15/2029 (b)		246,000	227,127
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (b)		1,020,000	1,003,158
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		285,000	290,436
United Wholesale Mortgage LLC 5.5% 4/15/2029 (b)		365,000	354,150
UWM Holdings LLC 6.625% 2/1/2030 (b)		1,595,000	1,608,417
WEX Inc 6.5% 3/15/2033 (b)		465,000	465,535
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		1,198,000	1,238,462
			24,403,881
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (b)		80,000	75,733
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		1,295,000	1,336,866
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,448,000	1,501,411
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		1,035,000	1,084,411
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		310,000	300,691
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		35,000	35,082
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,001,000	998,231
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		100,000	101,166
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		2,430,000	2,477,094
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		2,265,000	2,311,772
AmWINS Group Inc 4.875% 6/30/2029 (b)		595,000	566,903
AmWINS Group Inc 6.375% 2/15/2029 (b)		165,000	166,870
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		280,000	281,561
HUB International Ltd 5.625% 12/1/2029 (b)		70,000	68,527
HUB International Ltd 7.25% 6/15/2030 (b)		1,940,000	2,003,436
HUB International Ltd 7.375% 1/31/2032 (b)		2,260,000	2,319,400
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		1,685,000	1,733,986
Ryan Specialty LLC 4.375% 2/1/2030 (b)		220,000	208,419
Ryan Specialty LLC 5.875% 8/1/2032 (b)		265,000	263,409
USI Inc/NY 7.5% 1/15/2032 (b)		470,000	491,510
			18,326,478
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (b)		750,000	698,248
Rithm Capital Corp 6.25% 10/15/2025 (b)		37,000	36,957
Rithm Capital Corp 8% 4/1/2029 (b)		80,000	81,207
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		40,000	38,925
Starwood Property Trust Inc 4.375% 1/15/2027 (b)		50,000	48,817
Starwood Property Trust Inc 4.75% 3/15/2025		20,000	19,970
Starwood Property Trust Inc 6% 4/15/2030 (b)		180,000	178,694
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		685,000	694,954
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		410,000	426,398
			2,224,170
TOTAL FINANCIALS			68,113,690

Health Care - 3.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		97,000	77,884
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC 4.625% 8/1/2029 (b)		1,113,000	1,033,102
AdaptHealth LLC 5.125% 3/1/2030 (b)		514,000	477,941
Avantor Funding Inc 3.875% 11/1/2029 (b)		85,000	78,772
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		950,000	990,375
Medline Borrower LP 3.875% 4/1/2029 (b)		2,075,000	1,945,132
Medline Borrower LP 5.25% 10/1/2029 (b)		1,760,000	1,706,160
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		2,745,000	2,786,046
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		125,000	128,579
			9,146,107
Health Care Providers & Services - 2.2%
AMN Healthcare Inc 4% 4/15/2029 (b)		575,000	525,016
AMN Healthcare Inc 4.625% 10/1/2027 (b)		200,000	193,184
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		1,155,000	1,181,530
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		940,000	763,490
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		1,780,000	1,508,749
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		540,000	488,129
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		820,000	534,943
CHS/Community Health Systems Inc 6.875% 4/15/2029 (b)		241,000	168,097
CHS/Community Health Systems Inc 8% 12/15/2027 (b)		364,000	361,670
Concentra Escrow Issuer Corp 6.875% 7/15/2032 (b)		305,000	316,344
CVS Health Corp 6.75% 12/10/2054 (d)		1,949,000	1,948,886
CVS Health Corp 7% 3/10/2055 (d)		1,116,000	1,126,082
DaVita Inc 3.75% 2/15/2031 (b)		2,320,000	2,035,420
DaVita Inc 4.625% 6/1/2030 (b)		920,000	853,277
DaVita Inc 6.875% 9/1/2032 (b)		1,235,000	1,254,557
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		120,000	115,637
LifePoint Health Inc 10% 6/1/2032 (b)		1,072,000	1,047,471
LifePoint Health Inc 11% 10/15/2030 (b)		1,840,000	2,024,802
LifePoint Health Inc 5.375% 1/15/2029 (b)		1,420,000	1,267,316
LifePoint Health Inc 8.375% 2/15/2032 (b)		120,000	121,523
LifePoint Health Inc 9.875% 8/15/2030 (b)		345,000	368,320
ModivCare Inc 5% 10/1/2029 (b)		60,000	21,762
Molina Healthcare Inc 3.875% 5/15/2032 (b)		320,000	281,075
Molina Healthcare Inc 4.375% 6/15/2028 (b)		590,000	565,089
Molina Healthcare Inc 6.25% 1/15/2033 (b)		625,000	617,647
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		225,000	217,809
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		540,000	511,321
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		392,522	390,559
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		20,978	19,877
Select Medical Corp 6.25% 12/1/2032 (b)		370,000	368,139
Star Parent Inc 9% 10/1/2030 (b)		493,000	516,029
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		260,000	260,075
Tenet Healthcare Corp 4.25% 6/1/2029		1,520,000	1,434,367
Tenet Healthcare Corp 4.375% 1/15/2030		2,560,000	2,407,372
Tenet Healthcare Corp 6.125% 10/1/2028		1,505,000	1,504,081
Tenet Healthcare Corp 6.125% 6/15/2030		1,885,000	1,888,284
Tenet Healthcare Corp 6.75% 5/15/2031		455,000	464,225
Tenet Healthcare Corp 6.875% 11/15/2031		815,000	836,853
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		255,000	260,673
			30,769,680
Health Care Technology - 0.1%
athenahealth Inc 6.5% 2/15/2030 (b)		1,330,000	1,290,416
IQVIA Inc 6.5% 5/15/2030 (b)		500,000	512,453
			1,802,869
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		225,000	210,201
Charles River Laboratories International Inc 4% 3/15/2031 (b)		180,000	162,922
			373,123
Pharmaceuticals - 0.5%
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		45,000	43,622
Bausch Health Americas Inc 9.25% 4/1/2026 (b)		220,000	218,900
Bausch Health Cos Inc 11% 9/30/2028 (b)		236,000	238,950
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		560,000	485,800
Bausch Health Cos Inc 5% 1/30/2028 (b)		750,000	590,625
Bausch Health Cos Inc 5% 2/15/2029 (b)		25,000	17,500
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		1,192,000	769,639
Bausch Health Cos Inc 5.25% 2/15/2031 (b)		25,000	15,437
Bausch Health Cos Inc 5.5% 11/1/2025 (b)		1,270,000	1,266,825
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		107,000	101,784
Bausch Health Cos Inc 6.25% 2/15/2029 (b)		185,000	133,200
Bausch Health Cos Inc 7% 1/15/2028 (b)		25,000	20,125
Bausch Health Cos Inc 9% 12/15/2025 (b)		300,000	298,500
Jazz Securities DAC 4.375% 1/15/2029 (b)		370,000	354,831
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		160,000	152,196
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		1,915,000	1,744,997
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		20,000	20,280
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)		95,000	97,472
Perrigo Finance Unlimited Co 6.125% 9/30/2032		470,000	470,000
			7,040,683
TOTAL HEALTH CARE			49,210,346

Industrials - 4.3%
Aerospace & Defense - 0.7%
Boeing Co 2.196% 2/4/2026		150,000	146,367
Boeing Co 5.805% 5/1/2050		205,000	197,739
Boeing Co 5.93% 5/1/2060		155,000	148,361
Goat Holdco LLC 6.75% 2/1/2032 (b)		345,000	344,850
OneSky Flight LLC 8.875% 12/15/2029 (b)		215,000	223,192
Spirit AeroSystems Inc 9.75% 11/15/2030 (b)		115,000	127,318
TransDigm Inc 4.625% 1/15/2029		1,085,000	1,031,315
TransDigm Inc 5.5% 11/15/2027		375,000	371,340
TransDigm Inc 6% 1/15/2033 (b)		1,050,000	1,039,549
TransDigm Inc 6.375% 3/1/2029 (b)		840,000	851,070
TransDigm Inc 6.625% 3/1/2032 (b)		1,240,000	1,263,540
TransDigm Inc 6.75% 8/15/2028 (b)		290,000	295,437
TransDigm Inc 6.875% 12/15/2030 (b)		2,086,000	2,140,430
TransDigm Inc 7.125% 12/1/2031 (b)		1,294,000	1,334,302
			9,514,810
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)		815,000	837,305
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		300,000	308,379
			1,145,684
Building Products - 0.6%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		40,000	39,490
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		830,000	840,680
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		470,000	462,003
Builders FirstSource Inc 4.25% 2/1/2032 (b)		275,000	248,836
Builders FirstSource Inc 5% 3/1/2030 (b)		70,000	67,387
Builders FirstSource Inc 6.375% 3/1/2034 (b)		470,000	475,713
Builders FirstSource Inc 6.375% 6/15/2032 (b)		294,000	299,238
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		675,000	521,800
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		870,000	880,155
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		255,000	260,493
Griffon Corp 5.75% 3/1/2028		150,000	148,631
Masterbrand Inc 7% 7/15/2032 (b)		130,000	132,322
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		929,000	946,735
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		280,000	268,367
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (b)		840,000	822,944
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)		280,000	273,569
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	582,735
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		75,000	71,030
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		1,035,000	1,048,215
Standard Industries Inc/NY 3.375% 1/15/2031 (b)		130,000	114,121
Standard Industries Inc/NY 4.375% 7/15/2030 (b)		945,000	882,886
			9,387,350
Commercial Services & Supplies - 1.3%
ACCO Brands Corp 4.25% 3/15/2029 (b)		510,000	469,944
ADT Security Corp/The 4.125% 8/1/2029 (b)		180,000	169,961
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (b)		1,650,000	1,562,869
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (b)		2,420,000	2,435,806
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		922,000	950,804
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		585,000	557,640
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		915,000	870,253
Artera Services LLC 8.5% 2/15/2031 (b)		1,565,000	1,566,452
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		1,340,000	1,364,746
Brink's Co/The 6.5% 6/15/2029 (b)		50,000	51,211
Clean Harbors Inc 6.375% 2/1/2031 (b)		95,000	96,325
CoreCivic Inc 4.75% 10/15/2027		100,000	97,333
CoreCivic Inc 8.25% 4/15/2029		685,000	726,164
GEO Group Inc/The 10.25% 4/15/2031		335,000	367,046
GEO Group Inc/The 8.625% 4/15/2029		265,000	280,528
GFL Environmental Inc 3.5% 9/1/2028 (b)		90,000	84,668
GFL Environmental Inc 3.75% 8/1/2025 (b)		195,000	194,193
GFL Environmental Inc 4% 8/1/2028 (b)		100,000	94,862
GFL Environmental Inc 4.375% 8/15/2029 (b)		455,000	429,441
GFL Environmental Inc 4.75% 6/15/2029 (b)		70,000	67,289
GFL Environmental Inc 5.125% 12/15/2026 (b)		195,000	194,882
GFL Environmental Inc 6.75% 1/15/2031 (b)		650,000	674,076
Madison IAQ LLC 4.125% 6/30/2028 (b)		645,000	616,312
Madison IAQ LLC 5.875% 6/30/2029 (b)		905,000	872,676
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		1,310,000	1,172,450
Reworld Holding Corp 4.875% 12/1/2029 (b)		730,000	687,909
Reworld Holding Corp 5% 9/1/2030		210,000	196,025
VT Topco Inc 8.5% 8/15/2030 (b)		175,000	186,178
Waste Pro USA Inc 7% 2/1/2033 (b)		300,000	303,749
Williams Scotsman Inc 6.625% 6/15/2029 (b)		520,000	529,697
Williams Scotsman Inc 7.375% 10/1/2031 (b)		663,000	690,673
			18,562,162
Construction & Engineering - 0.2%
Amsted Industries Inc 4.625% 5/15/2030 (b)		415,000	388,957
Amsted Industries Inc 6.375% 3/15/2033 (b)(e)		295,000	295,836
Arcosa Inc 6.875% 8/15/2032 (b)		225,000	230,334
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (b)		430,000	452,640
Pike Corp 5.5% 9/1/2028 (b)		74,000	72,402
Pike Corp 8.625% 1/31/2031 (b)		730,000	784,482
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		475,000	480,354
			2,705,005
Electrical Equipment - 0.2%
EnerSys 6.625% 1/15/2032 (b)		65,000	66,905
Sensata Technologies BV 4% 4/15/2029 (b)		330,000	306,834
Sensata Technologies BV 5.875% 9/1/2030 (b)		1,055,000	1,041,037
WESCO Distribution Inc 6.375% 3/15/2029 (b)		140,000	142,423
WESCO Distribution Inc 6.375% 3/15/2033 (b)		480,000	484,470
WESCO Distribution Inc 6.625% 3/15/2032 (b)		140,000	142,978
WESCO Distribution Inc 7.25% 6/15/2028 (b)		215,000	218,711
			2,403,358
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (b)		350,000	329,412
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (b)		150,000	139,778
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (b)		1,085,000	1,104,075
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)		695,000	707,716
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		1,045,000	1,053,559
RXO Inc 7.5% 11/15/2027 (b)		220,000	225,774
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (b)		530,000	545,706
XPO Inc 6.25% 6/1/2028 (b)		305,000	308,508
XPO Inc 7.125% 2/1/2032 (b)		275,000	285,550
XPO Inc 7.125% 6/1/2031 (b)		90,000	93,207
			4,793,285
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (b)		110,000	106,130
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (b)		20,000	19,956
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		170,000	176,440
			302,526
Machinery - 0.2%
Chart Industries Inc 7.5% 1/1/2030 (b)		325,000	339,563
Chart Industries Inc 9.5% 1/1/2031 (b)		220,000	236,413
Hillenbrand Inc 3.75% 3/1/2031		345,000	307,099
Mueller Water Products Inc 4% 6/15/2029 (b)		843,000	792,460
Stevens Holding Co Inc 6.125% 10/1/2026 (b)		335,000	329,975
Terex Corp 5% 5/15/2029 (b)		310,000	298,577
Terex Corp 6.25% 10/15/2032 (b)		165,000	163,942
Titan International Inc 7% 4/30/2028		425,000	421,320
Trinity Industries Inc 7.75% 7/15/2028 (b)		225,000	234,956
			3,124,305
Passenger Airlines - 0.3%
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (b)(d)		400,000	405,727
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (b)(d)		100,000	101,432
American Airlines Inc 7.25% 2/15/2028 (b)		90,000	92,028
American Airlines Inc 8.5% 5/15/2029 (b)		115,000	121,180
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)		377,083	376,690
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,200,000	1,193,352
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		200,000	211,720
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		65,000	56,224
United Airlines Inc 4.375% 4/15/2026 (b)		400,000	394,941
United Airlines Inc 4.625% 4/15/2029 (b)		1,005,000	968,839
			3,922,133
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		345,000	352,136
TriNet Group Inc 3.5% 3/1/2029 (b)		225,000	206,341
TriNet Group Inc 7.125% 8/15/2031 (b)		90,000	92,135
			650,612
Trading Companies & Distributors - 0.4%
Alta Equipment Group Inc 9% 6/1/2029 (b)		245,000	227,412
Beacon Roofing Supply Inc 6.5% 8/1/2030 (b)		300,000	308,569
Dcli Bidco LLC 7.75% 11/15/2029 (b)		185,000	193,140
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)		85,000	86,980
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		190,000	200,124
Foundation Building Materials Inc 6% 3/1/2029 (b)		485,000	429,199
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		900,000	899,803
Herc Holdings Inc 6.625% 6/15/2029 (b)		160,000	162,261
United Rentals North America Inc 3.75% 1/15/2032		150,000	134,210
United Rentals North America Inc 3.875% 2/15/2031		875,000	799,742
United Rentals North America Inc 4% 7/15/2030		627,000	583,604
United Rentals North America Inc 4.875% 1/15/2028		525,000	517,861
United Rentals North America Inc 6.125% 3/15/2034 (b)		655,000	662,396
			5,205,301
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (b)		215,000	217,773
TOTAL INDUSTRIALS			61,934,304

Information Technology - 1.9%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (b)		335,000	301,342
Hughes Satellite Systems Corp 6.625% 8/1/2026		230,000	186,120
Viasat Inc 5.625% 9/15/2025 (b)		845,000	838,951
Viasat Inc 6.5% 7/15/2028 (b)		105,000	90,834
Viasat Inc 7.5% 5/30/2031 (b)		375,000	281,002
			1,698,249
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		250,000	241,220
Insight Enterprises Inc 6.625% 5/15/2032 (b)		140,000	142,492
Lightning Power LLC 7.25% 8/15/2032 (b)		118,000	122,629
Sensata Technologies Inc 3.75% 2/15/2031 (b)		270,000	239,040
Sensata Technologies Inc 6.625% 7/15/2032 (b)		200,000	203,389
TTM Technologies Inc 4% 3/1/2029 (b)		188,000	176,118
Zebra Technologies Corp 6.5% 6/1/2032 (b)		120,000	121,984
			1,246,872
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		650,000	597,973
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)		140,000	138,950
Ahead DB Holdings LLC 6.625% 5/1/2028 (b)		140,000	138,363
ASGN Inc 4.625% 5/15/2028 (b)		175,000	167,802
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (b)		300,000	302,118
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (b)		710,000	734,854
GCI LLC 4.75% 10/15/2028 (b)		209,000	197,948
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		570,000	528,281
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		100,000	99,188
Sabre GLBL Inc 10.75% 11/15/2029 (b)		1,070,000	1,140,317
Twilio Inc 3.625% 3/15/2029		580,000	541,092
			4,586,886
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 3.625% 5/1/2029 (b)		175,000	162,228
Entegris Inc 4.75% 4/15/2029 (b)		35,000	33,825
Entegris Inc 5.95% 6/15/2030 (b)		2,030,000	2,033,956
ON Semiconductor Corp 3.875% 9/1/2028 (b)		10,000	9,460
Wolfspeed Inc 7.9583% 6/23/2030 (b)(h)(j)(r)		300,344	292,475
			2,531,944
Software - 1.1%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		225,000	206,466
Cloud Software Group Inc 6.5% 3/31/2029 (b)		135,000	132,790
Cloud Software Group Inc 8.25% 6/30/2032 (b)		1,360,000	1,410,202
Cloud Software Group Inc 9% 9/30/2029 (b)		5,030,000	5,140,786
Elastic NV 4.125% 7/15/2029 (b)		170,000	160,430
Fair Isaac Corp 4% 6/15/2028 (b)		625,000	598,210
Gen Digital Inc 6.25% 4/1/2033 (b)		460,000	460,565
Gen Digital Inc 6.75% 9/30/2027 (b)		75,000	76,364
Gen Digital Inc 7.125% 9/30/2030 (b)		765,000	788,914
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (b)		140,000	141,186
McAfee Corp 7.375% 2/15/2030 (b)		3,190,000	3,108,244
NCR Voyix Corp 5.125% 4/15/2029 (b)		533,000	512,316
Rackspace Finance LLC 3.5% 5/15/2028 (b)		396,625	217,902
SS&C Technologies Inc 5.5% 9/30/2027 (b)		275,000	273,824
SS&C Technologies Inc 6.5% 6/1/2032 (b)		345,000	352,947
UKG Inc 6.875% 2/1/2031 (b)		2,840,000	2,914,808
			16,495,954
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 5.75% 12/1/2034		245,000	240,682
Seagate HDD Cayman 8.25% 12/15/2029		85,000	91,013
Seagate HDD Cayman 8.5% 7/15/2031		105,000	112,901
Western Digital Corp 2.85% 2/1/2029		331,000	301,336
Western Digital Corp 3.1% 2/1/2032		140,000	119,658
Western Digital Corp 4.75% 2/15/2026		20,000	19,787
			885,377
TOTAL INFORMATION TECHNOLOGY			27,445,282

Materials - 3.1%
Chemicals - 1.2%
Ashland Inc 3.375% 9/1/2031 (b)		250,000	217,617
Ashland Inc 6.875% 5/15/2043		275,000	287,947
ASP Unifrax Holdings Inc 7.1% 9/30/2029 pay-in-kind (b)(d)		249,329	145,857
Avient Corp 6.25% 11/1/2031 (b)		365,000	366,030
Avient Corp 7.125% 8/1/2030 (b)		1,265,000	1,303,507
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)		500,000	520,738
Celanese US Holdings LLC 6.58% 7/15/2029 (d)		100,000	103,952
Celanese US Holdings LLC 6.6% 11/15/2028 (d)		225,000	233,533
Celanese US Holdings LLC 6.8% 11/15/2030 (d)		165,000	174,079
Celanese US Holdings LLC 6.95% 11/15/2033 (d)		1,885,000	2,015,642
Chemours Co/The 4.625% 11/15/2029 (b)		315,000	279,877
Chemours Co/The 5.375% 5/15/2027		125,000	122,978
Chemours Co/The 5.75% 11/15/2028 (b)		375,000	355,760
Chemours Co/The 8% 1/15/2033 (b)		605,000	596,377
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (b)		1,512,000	1,484,896
GPD Cos Inc 10.125% 4/1/2026 (b)		630,000	584,921
GrafTech Finance Inc 4.625% 12/23/2029 (b)		450,000	310,595
Iris Holding Inc 10% 12/15/2028 (b)		175,000	161,664
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		483,186	433,133
LSB Industries Inc 6.25% 10/15/2028 (b)		45,000	44,164
Mativ Holdings Inc 8% 10/1/2029 (b)		245,000	226,911
Methanex US Operations Inc 6.25% 3/15/2032 (b)		590,000	591,245
Olin Corp 5% 2/1/2030		870,000	828,024
Olin Corp 6.625% 4/1/2033 (b)(e)		385,000	385,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		680,000	647,079
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)		400,000	406,920
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		925,000	973,550
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		80,000	77,101
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		225,000	222,910
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		175,000	173,420
Scotts Miracle-Gro Co/The 4% 4/1/2031		950,000	846,793
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	134,213
SK Invictus Intermediate II Sarl 5% 10/30/2029 (b)		275,000	258,778
Tronox Inc 4.625% 3/15/2029 (b)		980,000	876,989
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		1,075,000	984,683
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		595,000	606,385
			17,983,268
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (b)		80,000	81,266
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		3,025,000	3,068,893
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		1,590,000	1,614,215
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		345,000	342,115
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		285,000	306,068
White Cap Buyer LLC 6.875% 10/15/2028 (b)		270,000	269,752
			5,682,309
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		765,000	667,964
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (b)		200,000	181,000
Ball Corp 2.875% 8/15/2030		100,000	87,719
Ball Corp 6% 6/15/2029		60,000	61,007
Ball Corp 6.875% 3/15/2028		780,000	799,914
Berry Global Inc 4.5% 2/15/2026 (b)		70,000	69,411
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		120,000	121,207
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		100,000	101,872
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		1,015,000	1,030,425
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		280,000	278,174
Graphic Packaging International LLC 3.5% 3/15/2028 (b)		250,000	237,274
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		510,000	469,223
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		165,000	167,391
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		595,000	604,023
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (b)		150,000	147,473
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (b)		250,000	251,252
Sealed Air Corp 5% 4/15/2029 (b)		220,000	214,507
Sealed Air Corp 6.5% 7/15/2032 (b)		100,000	102,488
Sealed Air Corp 6.875% 7/15/2033 (b)		40,000	42,420
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		155,000	156,414
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		555,000	579,653
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		1,080,000	1,182,739
TriMas Corp 4.125% 4/15/2029 (b)		75,000	70,209
			7,623,759
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		1,055,000	1,098,619
Arsenal AIC Parent LLC 11.5% 10/1/2031 (b)		955,000	1,067,622
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		890,000	927,468
ATI Inc 5.125% 10/1/2031		210,000	199,182
ATI Inc 7.25% 8/15/2030		629,000	653,995
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (b)		1,116,000	1,121,051
Carpenter Technology Corp 7.625% 3/15/2030		135,000	139,377
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		180,000	180,183
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)		315,000	316,635
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		385,000	386,634
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)		790,000	793,240
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		495,000	502,583
Commercial Metals Co 3.875% 2/15/2031		120,000	108,506
Commercial Metals Co 4.125% 1/15/2030		290,000	272,079
Constellium SE 6.375% 8/15/2032 (b)		565,000	566,182
Hecla Mining Co 7.25% 2/15/2028		1,530,000	1,547,701
Kaiser Aluminum Corp 4.5% 6/1/2031 (b)		50,000	45,497
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		89,000	85,883
Novelis Corp 3.875% 8/15/2031 (b)		205,000	180,350
Novelis Corp 4.75% 1/30/2030 (b)		790,000	744,613
Novelis Inc 6.875% 1/30/2030 (b)		760,000	776,938
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		225,000	213,871
Vibrantz Technologies Inc 9% 2/15/2030 (b)		1,200,000	1,082,473
			13,010,682
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (b)		550,000	532,589
LABL Inc 5.875% 11/1/2028 (b)		100,000	88,412
LABL Inc 8.25% 11/1/2029 (b)		30,000	25,538
LABL Inc 8.625% 10/1/2031 (b)		225,000	203,343
LABL Inc 9.5% 11/1/2028 (b)		125,000	120,043
Magnera Corp 7.25% 11/15/2031 (b)		225,000	226,010
			1,195,935
TOTAL MATERIALS			45,495,953

Real Estate - 1.3%
Diversified REITs - 0.3%
Safehold GL Holdings LLC 2.8% 6/15/2031		356,000	312,726
Safehold GL Holdings LLC 2.85% 1/15/2032		220,000	190,107
Safehold GL Holdings LLC 5.65% 1/15/2035		81,000	80,853
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		1,070,000	962,275
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		1,459,000	1,557,824
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		225,000	215,951
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		1,060,000	984,942
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (b)		170,000	160,040
XHR LP 6.625% 5/15/2030 (b)		165,000	167,286
			4,632,004
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)		175,000	165,686
Diversified Healthcare Trust 4.375% 3/1/2031		500,000	397,649
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	22,287
Diversified Healthcare Trust 9.75% 6/15/2025		68,000	68,045
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,225,000	839,998
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		290,000	225,022
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		819,000	737,069
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		850,000	872,178
Omega Healthcare Investors Inc 3.25% 4/15/2033		522,000	447,887
			3,775,821
Hotel & Resort REITs - 0.2%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 3.875% 2/15/2029 (b)		950,000	874,944
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)		565,000	540,318
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (b)		100,000	99,253
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)		560,000	571,993
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (b)		635,000	608,158
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)		370,000	374,815
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)		85,000	88,084
			3,157,565
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		143,200	132,251
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		48,000	38,045
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (b)		81,000	66,639
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)		700,000	706,905
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (b)(r)		477,724	487,817
Forestar Group Inc 3.85% 5/15/2026 (b)		600,000	591,352
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		50,000	52,600
Howard Hughes Corp/The 4.125% 2/1/2029 (b)		955,000	876,705
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		748,000	666,936
Howard Hughes Corp/The 5.375% 8/1/2028 (b)		1,345,000	1,307,787
Hunt Cos Inc 5.25% 4/15/2029 (b)		550,000	529,371
Kennedy-Wilson Inc 4.75% 2/1/2030		275,000	251,524
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		983,000	954,969
			6,662,901
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		81,000	81,670
SBA Communications Corp 3.125% 2/1/2029		200,000	183,331
			265,001
TOTAL REAL ESTATE			18,493,292

Utilities - 1.7%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		45,000	39,009
Clearway Energy Operating LLC 3.75% 2/15/2031 (b)		365,000	324,904
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		105,000	101,982
DPL Inc 4.125% 7/1/2025		270,000	268,231
DPL Inc 4.35% 4/15/2029		35,000	33,118
Edison International 7.875% 6/15/2054 (d)		181,000	176,449
Edison International 8.125% 6/15/2053 (d)		200,000	197,045
NRG Energy Inc 3.625% 2/15/2031 (b)		695,000	620,249
NRG Energy Inc 3.875% 2/15/2032 (b)		450,000	401,005
NRG Energy Inc 5.25% 6/15/2029 (b)		922,000	903,560
NRG Energy Inc 5.75% 7/15/2029 (b)		800,000	789,894
NRG Energy Inc 6% 2/1/2033 (b)		185,000	182,899
NRG Energy Inc 6.25% 11/1/2034 (b)		825,000	827,866
PG&E Corp 5% 7/1/2028		225,000	219,186
PG&E Corp 5.25% 7/1/2030		1,125,000	1,079,898
PG&E Corp 7.375% 3/15/2055 (d)		894,000	883,553
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		950,000	906,777
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,177,000	1,162,790
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		95,000	94,977
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		792,000	792,127
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		205,000	211,557
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		2,205,000	2,328,149
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (b)		90,000	85,985
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		395,000	392,361
			13,023,571
Gas Utilities - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	135,084
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/2026		225,000	224,644
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (b)		765,000	773,389
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (b)		875,000	817,420
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		600,000	550,509
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027		175,000	174,867
			2,675,913
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 6.95% 7/15/2055 (d)		698,000	676,690
Alpha Generation LLC 6.75% 10/15/2032 (b)		805,000	816,445
Calpine Corp 3.75% 3/1/2031 (b)		25,000	22,850
Calpine Corp 4.5% 2/15/2028 (b)		425,000	415,692
Calpine Corp 4.625% 2/1/2029 (b)		120,000	114,978
Calpine Corp 5% 2/1/2031 (b)		1,350,000	1,298,955
Calpine Corp 5.125% 3/15/2028 (b)		2,329,000	2,294,338
Sunnova Energy Corp 5.875% 9/1/2026 (b)		670,000	504,983
Talen Energy Supply LLC 8.625% 6/1/2030 (b)		1,705,000	1,823,012
TerraForm Power Operating LLC 4.75% 1/15/2030 (b)		105,000	98,759
TerraForm Power Operating LLC 5% 1/31/2028 (b)		526,000	508,759
			8,575,461
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/2026 (b)		330,000	329,869
TOTAL UTILITIES			24,604,814

TOTAL UNITED STATES			521,075,489
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		600,000	601,500
First Quantum Minerals Ltd 8% 3/1/2033 (b)(e)		415,000	422,799
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		200,000	208,500
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		830,000	882,913

TOTAL ZAMBIA			2,115,712
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $600,206,900)			603,359,763

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (h)(k) (Cost $325,622)	19,744	219,751

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(d)(s)	200,000	200,657
UBS Group AG 7.125% (b)(d)(s)	200,000	200,836

TOTAL SWITZERLAND		401,493
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (d)(s)	1,160,000	1,161,777
HSBC Holdings PLC 6.95% (d)(s)	200,000	200,361

TOTAL UNITED KINGDOM		1,362,138
UNITED STATES - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP Capital Markets PLC 6.125% (d)(s)	85,000	85,596
Energy Transfer LP 6.625% (d)(s)	155,000	154,468
Mesquite Energy Inc 7.25% (i)(s)	3,242,000	48,629
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (c)(d)(s)	676,000	677,441
Venture Global LNG Inc 9% (b)(d)(s)	3,120,000	3,291,283
		4,257,417
Financials - 0.2%
Banks - 0.2%
Citigroup Inc 3.875% (d)(s)	487,000	475,973
Citigroup Inc 6.75% (d)(s)	230,000	230,849
Citigroup Inc 6.95% (d)(s)	325,000	328,474
Wells Fargo & Co 6.85% (d)(s)	295,000	308,948
		1,344,244
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (d)(s)	85,000	86,387
Goldman Sachs Group Inc/The 6.85% (d)(s)	130,000	133,526
		219,913
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(s)	285,000	259,123
Ally Financial Inc 4.7% (d)(s)	240,000	232,803
Discover Financial Services 5.5% (d)(s)	50,000	49,756
		541,682
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(s)	90,489	91,273
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (d)(s)	345,000	333,819
Air Lease Corp 6% (d)(s)	15,000	14,898
Aircastle Ltd 5.25% (b)(d)(s)	481,000	484,764
		833,481
Utilities - 0.4%
Electric Utilities - 0.0%
Edison International 5% (d)(s)	71,000	66,560
NRG Energy Inc 10.25% (b)(d)(s)	936,000	1,088,268
		1,154,828
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (b)(d)(s)	1,125,000	1,159,738
Vistra Corp 8% (b)(d)(s)	1,715,000	1,815,233
Vistra Corp 8.875% (b)(d)(s)	2,155,000	2,332,002
		5,306,973
TOTAL UTILITIES		6,461,801

TOTAL UNITED STATES		13,749,811
TOTAL PREFERRED SECURITIES (Cost $17,750,133)		15,513,442

U.S. Treasury Obligations - 1.2%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Notes 2.625% 5/31/2027 (w)(x)	3.21	1,530,000	1,485,534
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.35	736,000	726,024
US Treasury Notes 4% 2/15/2034	3.62 to 4.57	4,753,000	4,688,203
US Treasury Notes 4.125% 10/31/2026	4.32	3,750,000	3,755,859
US Treasury Notes 4.125% 11/15/2027	4.23 to 4.24	5,900,000	5,921,895
US Treasury Notes 4.25% 12/31/2026	4.31	1,100,000	1,104,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,625,388)			17,682,070

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.35	3,380,335	3,381,011
State Street Institutional U.S. Government Money Market Fund Premier Class (v)	4.31	8,340,231	8,340,231
TOTAL MONEY MARKET FUNDS (Cost $11,721,094)			11,721,242

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,381,555,700)	1,439,271,159
NET OTHER ASSETS (LIABILITIES) - 0.4%	5,114,679
NET ASSETS - 100.0%	1,444,385,838

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	76	Jun 2025	8,443,125	120,013	120,013
CBOT 2 Year US Treasury Notes Contracts (United States)	44	Jun 2025	9,106,625	41,034	41,034
CBOT 5 Year US Treasury Notes Contracts (United States)	106	Jun 2025	11,441,375	116,504	116,504
CBOT US Treasury Long Term Note Contracts (United States)	4	Jun 2025	472,375	7,940	7,940

TOTAL FUTURES CONTRACTS					285,491
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	3,268,418	EUR	3,112,653	Goldman Sachs International	5/23/25	25,393
USD	796,710	GBP	650,972	Barclays Bank PLC	4/25/25	(22,033)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,360
Unrealized Appreciation						25,393
Unrealized Depreciation						(22,033)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly	3,075,000	19,421	0	19,421

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $537,495,385 or 37.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $213,991 and $208,856, respectively.

(k)	Non-income producing
(l)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $106,520 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,406,211 or 0.2% of net assets.

(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)	Affiliated Fund
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,042,311 or 0.2% of net assets.

(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(v)	The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $595,091.
(x)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $672,252.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/22	1,375,816

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	320,470	79,551,230	76,490,865	129,700	176	-	3,381,011	3,380,335	0.0%
Total	320,470	79,551,230	76,490,865	129,700	176	-	3,381,011	3,380,335

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	144,916,829	55,846,295	29,106,048	7,813,196	757,381	5,166,651	177,581,108	17,426,998
	144,916,829	55,846,295	29,106,048	7,813,196	757,381	5,166,651	177,581,108	17,426,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	12,810,905	-	12,810,905	-

Bank Loan Obligations
Communication Services	7,218,117	-	7,218,117	-
Consumer Discretionary	6,802,301	-	6,802,301	-
Consumer Staples	14,971	-	14,971	-
Energy	1,553,200	-	1,553,200	-
Financials	7,518,796	-	7,518,796	-
Health Care	959,693	-	959,693	-
Industrials	3,122,613	-	3,122,613	-
Information Technology	7,565,634	-	7,273,567	292,067
Materials	4,037,454	-	4,037,454	-
Utilities	1,015,251	-	1,015,251	-

Common Stocks
Communication Services	3,342,895	-	-	3,342,895
Energy	4,770,784	706,440	-	4,064,344
Health Care	612,996	379,200	-	233,796
Information Technology	1,184,037	-	-	1,184,037
Materials	4,215,864	135,103	-	4,080,761
Utilities	2,367,032	-	933,695	1,433,337

Convertible Corporate Bonds
Communication Services	1,503,021	-	1,503,021	-
Consumer Discretionary	678,563	-	678,563	-
Information Technology	1,060,782	-	1,060,782	-
Real Estate	689,333	-	689,333	-
Utilities	355,700	-	355,700	-

Convertible Preferred Stocks
Financials	533,709	-	533,709	-
Industrials	647,148	-	647,148	-

Fixed-Income Funds	714,969,122	714,969,122	-	-

Municipal Securities
Other	1,224,970	-	1,224,970	-

Non-Convertible Corporate Bonds
Communication Services	77,229,579	-	77,224,975	4,604
Consumer Discretionary	97,587,160	-	97,587,160	-
Consumer Staples	14,646,080	-	14,646,080	-
Energy	79,464,716	-	79,464,716	-
Financials	73,766,597	-	73,766,597	-
Health Care	52,839,504	-	52,839,504	-
Industrials	71,944,380	-	71,944,380	-
Information Technology	30,686,547	-	30,394,072	292,475
Materials	58,795,031	-	58,795,031	-
Real Estate	19,519,807	-	19,519,807	-
Utilities	26,880,362	-	26,880,362	-

Non-Convertible Preferred Stocks
Communication Services	219,751	-	-	219,751

Preferred Securities
Energy	4,257,417	-	4,257,417	-
Financials	3,960,743	-	3,869,470	91,273
Industrials	833,481	-	833,481	-
Utilities	6,461,801	-	6,461,801	-

U.S. Treasury Obligations	17,682,070	-	17,682,070	-

Money Market Funds	11,721,242	11,721,242	-	-
Total Investments in Securities:	1,439,271,159	727,911,107	696,120,712	15,239,340
Derivative Instruments:

Assets
Futures Contracts	285,491	285,491	-	-
Forward Foreign Currency Contracts	25,393	-	25,393	-
Swaps	19,421	-	19,421	-
Total Assets	330,305	285,491	44,814	-

Liabilities
Forward Foreign Currency Contracts	(22,033)	-	(22,033)	-
Total Liabilities	(22,033)	-	(22,033)	-
Total Derivative Instruments:	308,272	285,491	22,781	-
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Non-Convertible Preferred Stocks
Beginning Balance	$761,867
Net Realized Gain (Loss) on Investment Securities	(467,388)
Net Unrealized Gain (Loss) on Investment Securities	743,669
Cost of Purchases	-
Proceeds of Sales	(818,397)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$219,751
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$743,669
Preferred Securities
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,141
Cost of Purchases	89,132
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$91,273
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$2,141
Bank Loan Obligations
Beginning Balance	$504,923
Net Realized Gain (Loss) on Investment Securities	475,171
Net Unrealized Gain (Loss) on Investment Securities	(794)
Cost of Purchases	1,126,635
Proceeds of Sales	(1,814,612)
Amortization/Accretion	744
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$292,067
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(794)
Common Stocks
Beginning Balance	$11,996,069
Net Realized Gain (Loss) on Investment Securities	629,235
Net Unrealized Gain (Loss) on Investment Securities	2,497,597
Cost of Purchases	961,168
Proceeds of Sales	(1,744,899)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$14,339,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$2,497,597
Non-Convertible Corporate Bonds
Beginning Balance	$697,681
Net Realized Gain (Loss) on Investment Securities	179,919
Net Unrealized Gain (Loss) on Investment Securities	(38,024)
Cost of Purchases	288,344
Proceeds of Sales	(834,170)
Amortization/Accretion	3,329
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$297,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$7,765

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	19,421	0
Total Credit Risk	19,421	0
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	25,393	(22,033)
Total Foreign Exchange Risk	25,393	(22,033)
Interest Rate Risk
Futures Contracts (c)	285,491	0
Total Interest Rate Risk	285,491	0
Total Value of Derivatives	330,305	(22,033)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,235,936,320)	$1,258,309,040
Fidelity Central Funds (cost $3,380,866)	3,381,011
Other affiliated issuers (cost $142,238,514)	177,581,108

Total Investment in Securities (cost $1,381,555,700)		$1,439,271,159
Segregated cash with brokers for derivative instruments		68,900
Cash		521,572
Foreign currency held at value (cost $8,225)		8,153
Receivable for investments sold		2,792,070
Unrealized appreciation on forward foreign currency contracts		25,393
Receivable for fund shares sold		2,175,727
Dividends receivable		6,539,787
Interest receivable		10,930,751
Distributions receivable from Fidelity Central Funds		10,464
Receivable for daily variation margin on futures contracts		78,666
Receivable for daily variation margin on centrally cleared swaps		6,005
Other receivables		49,017
Total assets		1,462,477,664
Liabilities
Payable for investments purchased
Regular delivery	$14,296,045
Delayed delivery	1,625,000
Unrealized depreciation on forward foreign currency contracts	22,033
Payable for fund shares redeemed	1,849,959
Distributions payable	23,685
Accrued management fee	182,258
Other payables and accrued expenses	92,846
Total liabilities		18,091,826
Net Assets		$1,444,385,838
Net Assets consist of:
Paid in capital		$1,632,812,649
Total accumulated earnings (loss)		(188,426,811)
Net Assets		$1,444,385,838
Net Asset Value, offering price and redemption price per share ($1,444,385,838 ÷ 163,448,890 shares)		$8.84
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Unaffiliated issuers		$34,843,010
Affiliated issuers		7,813,196
Interest		48,941,319
Income from Fidelity Central Funds		129,700
Total income		91,727,225
Expenses
Management fee	$5,522,509
Custodian fees and expenses	35,769
Independent trustees' fees and expenses	6,993
Registration fees	76,645
Audit fees	49,184
Legal	36,890
Miscellaneous	49,023
Total expenses before reductions	5,777,013
Expense reductions	(3,380,379)
Total expenses after reductions		2,396,634
Net Investment income (loss)		89,330,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(30,211,792)
Fidelity Central Funds	176
Other affiliated issuers	757,381
Forward foreign currency contracts	215,274
Foreign currency transactions	(26,107)
Futures contracts	(267,353)
Swaps	(26,742)
Capital gain distributions from underlying funds:
Unaffiliated issuers	452,911
Total net realized gain (loss)		(29,106,252)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61,728,137
Affiliated issuers	5,166,651
Forward foreign currency contracts	6,545
Assets and liabilities in foreign currencies	(145)
Futures contracts	283,855
Swaps	111,594
Total change in net unrealized appreciation (depreciation)		67,296,637
Net gain (loss)		38,190,385
Net increase (decrease) in net assets resulting from operations		$127,520,976
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,330,591	$97,807,174
Net realized gain (loss)	(29,106,252)	(48,814,006)
Change in net unrealized appreciation (depreciation)	67,296,637	97,420,581
Net increase (decrease) in net assets resulting from operations	127,520,976	146,413,749
Distributions to shareholders	(85,395,840)	(95,153,330)

Share transactions
Proceeds from sales of shares	500,191,753	165,367,277
Reinvestment of distributions	84,916,571	94,283,349
Cost of shares redeemed	(615,787,969)	(525,770,981)

Net increase (decrease) in net assets resulting from share transactions	(30,679,645)	(266,120,355)
Total increase (decrease) in net assets	11,445,491	(214,859,936)

Net Assets
Beginning of period	1,432,940,347	1,647,800,283
End of period	$1,444,385,838	$1,432,940,347

Other Information
Shares
Sold	57,121,737	19,765,197
Issued in reinvestment of distributions	9,742,901	11,284,880
Redeemed	(70,643,391)	(63,093,112)
Net increase (decrease)	(3,778,753)	(32,043,035)

Financial Highlights
Strategic Advisers® Income Opportunities Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.57	$8.27	$9.25	$9.58	$9.32
Income from Investment Operations
Net investment income (loss) B,C	.578	.537	.508	.440	.473
Net realized and unrealized gain (loss)	.245	.285	(1.000)	(.279)	.241
Total from investment operations	.823	.822	(.492)	.161	.714
Distributions from net investment income	(.553)	(.522)	(.488)	(.461)	(.454)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.553)	(.522)	(.488)	(.491)	(.454)
Net asset value, end of period	$8.84	$8.57	$8.27	$9.25	$9.58
Total Return D	9.88%	10.29%	(5.25)%	1.61%	8.05%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.43%	.43%	.42%	.38%	.39%
Expenses net of fee waivers, if any	.18%	.18%	.17%	.13%	.14%
Expenses net of all reductions	.18%	.18%	.17%	.13%	.14%
Net investment income (loss)	6.64%	6.44%	5.96%	4.57%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,444,386	$1,432,940	$1,647,800	$4,158,412	$7,204,043
Portfolio turnover rate G	55%	26%	21%	33%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$ 292,067	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	11.5%	Decrease
Common Stocks	$ 13,664,620	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 - 7.6 / 4.9	Increase
		Market approach	Transaction price	$0.50 - $54.13 / $35.96	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0%	Increase
			Discount rate	4.2%	Increase
			Term	4.3	Increase
		Discounted cash flow	Discount rate	10.4%	Decrease
Non-Convertible Corporate Bonds	$ 297,079	Market approach	Expected distribution	$0.83 - $12.62 / $12.10	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	15.8%	Decrease
Non-Convertible Preferred Stocks	$ 219,751	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.5	Increase
		Discounted cash flow	Discount rate	14.6%	Decrease
			Term	0.3	Increase
Preferred Securities	$ 91,273	Discounted cash flow	Yield	10.2%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$48,971

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, contingent interest, certain conversion ratio adjustments, currency contract transactions, capital loss carryforwards, and losses deferred due to wash sales and currency contract transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,760,061
Gross unrealized depreciation	(22,110,003)
Net unrealized appreciation (depreciation)	$61,650,058
Tax Cost	$1,377,570,895

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$732,231
Capital loss carryforward	$(250,808,879)
Net unrealized appreciation (depreciation) on securities and other investments	$61,649,839

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(43,327,249)
Long-term	(207,481,630)
Total capital loss carryforward	$(250,808,879)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$85,395,840	$ 95,153,330

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	(26,742)	111,594
Total Credit Risk	(26,742)	111,594
Foreign Exchange Risk
Forward Foreign Currency Contracts	215,274	6,545
Total Foreign Exchange Risk	215,274	6,545
Interest Rate Risk
Futures Contracts	(267,353)	283,855
Total Interest Rate Risk	(267,353)	283,855
Totals	(78,821)	401,994

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	708,252,948	745,726,800
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Income Opportunities Fund	31

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Income Opportunities Fund	2,077
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $3,364,507.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,872.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Income Opportunities Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $52,935,660 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Income Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, PGIM, Inc., and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution.  In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Subadvisory Agreements

Strategic Advisers Income Opportunities Fund

In December 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the existing sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the Sub-Subadvisers) (the Amended Agreements). The Amended Agreements will be effective January 1, 2025.

The Board considered the Amended Agreements, which simplified the calculation of the fees paid to the Sub-Subadvisers under the agreements. The Board noted that the agreements with the Sub-Subadvisers were amended to provide that FIAM or an affiliate will compensate each Sub-Subadviser at a fee rate equal to 110% of the Sub-Subadviser's costs incurred in providing services under the agreement. The Board considered that under the Amended Agreements, FIAM or an affiliate will compensate each Sub-Subadviser, and that the fund and Strategic Advisers are not responsible for any such fees. The Board also considered that the changes will not impact the sub-advisory fees paid under the existing sub-advisory agreement with FIAM. The Board noted that no other material contract terms are impacted by the Amended Agreements.

The Board considered that the approval of the Amended Agreements will not result in any changes in the investment process or strategies employed by FIAM in the management of the fund's assets or their day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Amended Agreements would not change the obligations and services of FIAM and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FIAM and its affiliates.

The Board considered that the existing sub-advisory and sub-subadvisory agreements for the fund were recently renewed by the Board in September 2024 and that the Board will consider their renewal again in September 2025. In connection with its consideration of future renewals, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreements is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912881.114
SRQ-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025